================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                            -----------------------

                                  FORM N-CSR

                            -----------------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6067

                            -----------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

                            -----------------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

                            -----------------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                            -----------------------

        Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2013

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------------------

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
CHAIRMAN AND CO-CHIEF EXECUTIVE OFFICER

                                 ANNUAL REPORT

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   2
      Management's Discussion and Analysis..............................  19
      Disclosure of Fund Expenses.......................................  31
      Disclosure of Portfolio Holdings..................................  36
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  39
          U.S. Large Cap Equity Portfolio...............................  42
          U.S. Large Cap Value Portfolio................................  45
          U.S. Targeted Value Portfolio.................................  46
          U.S. Small Cap Value Portfolio................................  49
          U.S. Core Equity 1 Portfolio..................................  52
          U.S. Core Equity 2 Portfolio..................................  55
          U.S. Vector Equity Portfolio..................................  58
          U.S. Small Cap Portfolio......................................  61
          U.S. Micro Cap Portfolio......................................  64
          DFA Real Estate Securities Portfolio..........................  67
          Large Cap International Portfolio.............................  69
          International Core Equity Portfolio...........................  73
          International Small Company Portfolio.........................  78
          Japanese Small Company Portfolio..............................  79
          Asia Pacific Small Company Portfolio..........................  79
          United Kingdom Small Company Portfolio........................  80
          Continental Small Company Portfolio...........................  80
          DFA International Real Estate Securities Portfolio............  81
          DFA Global Real Estate Securities Portfolio...................  85
          DFA International Small Cap Value Portfolio...................  86
          International Vector Equity Portfolio.........................  90
          World ex U.S. Value Portfolio.................................  95
          World ex U.S. Targeted Value Portfolio........................  96
          World ex U.S. Core Equity Portfolio...........................  97
          Selectively Hedged Global Equity Portfolio....................  98
          Emerging Markets Portfolio....................................  99
          Emerging Markets Small Cap Portfolio..........................  99
          Emerging Markets Value Portfolio..............................  99
          Emerging Markets Core Equity Portfolio........................ 100
      Statements of Assets and Liabilities.............................. 105
      Statements of Operations.......................................... 112
      Statements of Changes in Net Assets............................... 119
      Financial Highlights.............................................. 129
      Notes to Financial Statements..................................... 147
      Report of Independent Registered Public Accounting Firm........... 174

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                          ----
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Performance Charts................................................... 175
    Management's Discussion and Analysis................................. 176
    Consolidated Disclosure of Fund Expenses............................. 177
    Consolidated Disclosure of Portfolio Holdings........................ 178
    Consolidated Schedule of Investments................................. 179
    Consolidated Statement of Assets and Liabilities..................... 184
    Consolidated Statement of Operations................................. 185
    Consolidated Statements of Changes in Net Assets..................... 186
    Consolidated Financial Highlights.................................... 187
    Consolidated Notes to Financial Statements........................... 188
    Report of Independent Registered Public Accounting Firm.............. 200
 DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts................................................... 201
    Management's Discussion and Analysis................................. 203
    Disclosure of Fund Expenses.......................................... 206
    Disclosure of Portfolio Holdings..................................... 208
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 209
        U.S. Large Company Portfolio..................................... 210
    Statements of Assets and Liabilities................................. 213
    Statements of Operations............................................. 214
    Statements of Changes in Net Assets.................................. 215
    Financial Highlights................................................. 216
    Notes to Financial Statements........................................ 218
    Report of Independent Registered Public Accounting Firm.............. 229
 THE DFA INVESTMENT TRUST COMPANY
    Performance Charts................................................... 230
    Management's Discussion and Analysis................................. 235
    Disclosure of Fund Expenses.......................................... 240
    Disclosure of Portfolio Holdings..................................... 242
    Summary Schedules of Portfolio Holdings.............................. 244
        The U.S. Large Cap Value Series.................................. 244
        The DFA International Value Series............................... 247
        The Japanese Small Company Series................................ 251
        The Asia Pacific Small Company Series............................ 254
        The United Kingdom Small Company Series.......................... 257
        The Continental Small Company Series............................. 260
        The Canadian Small Company Series................................ 264
        The Emerging Markets Series...................................... 267
        The Emerging Markets Small Cap Series............................ 271
    Statements of Assets and Liabilities................................. 275
    Statements of Operations............................................. 277
    Statements of Changes in Net Assets.................................. 279
    Financial Highlights................................................. 282
    Notes to Financial Statements........................................ 287
    Report of Independent Registered Public Accounting Firm.............. 296

TABLE OF CONTENTS
CONTINUED

                                                                    PAGE
                                                                    ----
        DIMENSIONAL EMERGING MARKETS VALUE FUND
           Performance Charts...................................... 297
           Management's Discussion and Analysis.................... 298
           Disclosure of Fund Expenses............................. 299
           Disclosure of Portfolio Holdings........................ 300
           Summary Schedule of Portfolio Holdings.................. 301
           Statement of Assets and Liabilities..................... 305
           Statement of Operations................................. 306
           Statements of Changes in Net Assets..................... 307
           Financial Highlights.................................... 308
           Notes to Financial Statements........................... 309
           Report of Independent Registered Public Accounting Firm. 315
        FUND MANAGEMENT............................................ 316
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES................ 325
        NOTICE TO SHAREHOLDERS..................................... 326

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company
SPDR    Standard & Poor's Depository Receipts
GBP     British Pounds
NZD     New Zealand Dollars
USD     United States Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
++      Security pledged as collateral for Swap Agreements.
(o)     Security is being fair valued as of October 31, 2013.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.
(b)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                   [CHART]

              Enhanced U.S. Large Company Portfolio     S&P 500/R/ Index
              -------------------------------------    ------------------
10/31/2003                   $10,000                        $10,000
11/30/2003                    10,084                         10,088
12/31/2003                    10,638                         10,617
 1/31/2004                    10,830                         10,812
 2/29/2004                    10,998                         10,962
 3/31/2004                    10,843                         10,797
 4/30/2004                    10,602                         10,627
 5/31/2004                    10,734                         10,773
 6/30/2004                    10,924                         10,982
 7/31/2004                    10,574                         10,619
 8/31/2004                    10,647                         10,662
 9/30/2004                    10,753                         10,777
10/31/2004                    10,922                         10,942
11/30/2004                    11,322                         11,385
12/31/2004                    11,705                         11,772
 1/31/2005                    11,399                         11,485
 2/28/2005                    11,620                         11,727
 3/31/2005                    11,387                         11,519
 4/30/2005                    11,191                         11,301
 5/31/2005                    11,546                         11,660
 6/30/2005                    11,558                         11,677
 7/31/2005                    11,939                         12,111
 8/31/2005                    11,853                         12,001
 9/30/2005                    11,926                         12,098
10/31/2005                    11,679                         11,896
11/30/2005                    12,124                         12,346
12/31/2005                    12,125                         12,350
 1/31/2006                    12,450                         12,677
 2/28/2006                    12,450                         12,712
 3/31/2006                    12,606                         12,870
 4/30/2006                    12,757                         13,043
 5/31/2006                    12,380                         12,667
 6/30/2006                    12,393                         12,685
 7/31/2006                    12,468                         12,763
 8/31/2006                    12,757                         13,067
 9/30/2006                    13,084                         13,403
10/31/2006                    13,499                         13,840
11/30/2006                    13,763                         14,103
12/31/2006                    13,947                         14,301
 1/31/2007                    14,145                         14,518
 2/28/2007                    13,868                         14,234
 3/31/2007                    14,026                         14,393
 4/30/2007                    14,633                         15,030
 5/31/2007                    15,134                         15,555
 6/30/2007                    14,870                         15,296
 7/31/2007                    14,422                         14,822
 8/31/2007                    14,620                         15,044
 9/30/2007                    15,163                         15,607
10/31/2007                    15,407                         15,855
11/30/2007                    14,758                         15,192
12/31/2007                    14,653                         15,087
 1/31/2008                    13,735                         14,182
 2/29/2008                    13,290                         13,721
 3/31/2008                    13,231                         13,662
 4/30/2008                    13,853                         14,327
 5/31/2008                    14,046                         14,513
 6/30/2008                    12,853                         13,290
 7/31/2008                    12,748                         13,178
 8/31/2008                    12,943                         13,369
 9/30/2008                    11,751                         12,177
10/31/2008                     9,747                         10,132
11/30/2008                     9,084                          9,405
12/31/2008                     9,191                          9,505
 1/31/2009                     8,421                          8,704
 2/28/2009                     7,500                          7,777
 3/31/2009                     8,183                          8,459
 4/30/2009                     8,990                          9,268
 5/31/2009                     9,527                          9,786
 6/30/2009                     9,561                          9,806
 7/31/2009                    10,317                         10,547
 8/31/2009                    10,720                         10,928
 9/30/2009                    11,142                         11,336
10/31/2009                    10,939                         11,126
11/30/2009                    11,631                         11,793
12/31/2009                    11,831                         12,021
 1/31/2010                    11,424                         11,588
 2/28/2010                    11,797                         11,947
 3/31/2010                    12,492                         12,668
 4/30/2010                    12,696                         12,868
 5/31/2010                    11,696                         11,841
 6/30/2010                    11,094                         11,221
 7/31/2010                    11,877                         12,007
 8/31/2010                    11,350                         11,465
 9/30/2010                    12,365                         12,488
10/31/2010                    12,842                         12,963
11/30/2010                    12,825                         12,965
12/31/2010                    13,684                         13,831
 1/31/2011                    14,025                         14,159
 2/28/2011                    14,487                         14,644
 3/31/2011                    14,487                         14,650
 4/30/2011                    14,948                         15,084
 5/31/2011                    14,811                         14,913
 6/30/2011                    14,555                         14,665
 7/31/2011                    14,282                         14,366
 8/31/2011                    13,496                         13,586
 9/30/2011                    12,539                         12,631
10/31/2011                    13,923                         14,011
11/30/2011                    13,837                         13,981
12/31/2011                    13,992                         14,124
 1/31/2012                    14,648                         14,756
 2/29/2012                    15,287                         15,395
 3/31/2012                    15,806                         15,901
 4/30/2012                    15,719                         15,801
 5/31/2012                    14,769                         14,852
 6/30/2012                    15,389                         15,464
 7/31/2012                    15,649                         15,678
 8/31/2012                    16,013                         16,032
 9/30/2012                    16,424                         16,446
10/31/2012                    16,129                         16,142
11/30/2012                    16,233                         16,236
12/31/2012                    16,365                         16,384
 1/31/2013                    17,204                         17,232
 2/28/2013                    17,448                         17,466
 3/31/2013                    18,094                         18,121
 4/30/2013                    18,444                         18,470
 5/31/2013                    18,863                         18,903
 6/30/2013                    18,574                         18,649
 7/31/2013                    19,554                         19,598          Past performance is not predictive of
 8/31/2013                    18,976                         19,030          future performance.
 9/30/2013                    19,571                         19,627
10/31/2013                    20,482                         20,529          The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS
          ------------------------------------------------------------       The S&P data are provided by Standard
                                26.99%       16.01%       7.43%              & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2013

                                   [CHART]

                         U.S. Large Cap
                        Equity Portfolio         Russell 1000/R/ Index
                       -----------------        ---------------------
         06/25/2013         $10,000                    $10,000
         06/30/2013          10,020                     10,130
         07/31/2013          10,550                     10,672            Past performance is not predictive of
         08/31/2013          10,270                     10,378            future performance.
         09/30/2013          10,630                     10,740
         10/31/2013          11,101                     11,213            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
                                    FROM
             TOTAL RETURN        06/25/2013                               Russell data copyright (C) Russell
             -------------------------------------                        Investment Group 1995-2013, all rights
                                   11.01%                                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
                ------------------------------    ---------------------------
10/31/2003                 $10,000                           $10,000
11/30/2003                  10,222                            10,136
12/31/2003                  10,920                            10,760
 1/31/2004                  11,104                            10,950
 2/29/2004                  11,391                            11,184
 3/31/2004                  11,345                            11,086
 4/30/2004                  11,154                            10,815
 5/31/2004                  11,217                            10,925
 6/30/2004                  11,552                            11,183
 7/31/2004                  11,175                            11,026
 8/31/2004                  11,175                            11,182
 9/30/2004                  11,520                            11,356
10/31/2004                  11,654                            11,544
11/30/2004                  12,417                            12,128
12/31/2004                  12,912                            12,534
 1/31/2005                  12,590                            12,311
 2/28/2005                  12,970                            12,719
 3/31/2005                  12,936                            12,545
 4/30/2005                  12,491                            12,320
 5/31/2005                  13,026                            12,617
 6/30/2005                  13,291                            12,755
 7/31/2005                  13,951                            13,124
 8/31/2005                  13,834                            13,067
 9/30/2005                  14,048                            13,250
10/31/2005                  13,672                            12,914
11/30/2005                  14,217                            13,336
12/31/2005                  14,234                            13,416
 1/31/2006                  14,909                            13,937
 2/28/2006                  14,856                            14,022
 3/31/2006                  15,117                            14,212
 4/30/2006                  15,543                            14,573
 5/31/2006                  15,255                            14,205
 6/30/2006                  15,387                            14,295
 7/31/2006                  15,164                            14,643
 8/31/2006                  15,407                            14,888
 9/30/2006                  15,833                            15,185
10/31/2006                  16,460                            15,682
11/30/2006                  16,771                            16,040
12/31/2006                  17,108                            16,400
 1/31/2007                  17,602                            16,610
 2/28/2007                  17,338                            16,351
 3/31/2007                  17,452                            16,603
 4/30/2007                  18,191                            17,217
 5/31/2007                  18,938                            17,838
 6/30/2007                  18,630                            17,421
 7/31/2007                  17,473                            16,616
 8/31/2007                  17,140                            16,802
 9/30/2007                  17,583                            17,379
10/31/2007                  17,678                            17,381
11/30/2007                  16,688                            16,531
12/31/2007                  16,635                            16,371
 1/31/2008                  15,997                            15,716
 2/29/2008                  15,502                            15,057
 3/31/2008                  15,357                            14,944
 4/30/2008                  16,320                            15,673
 5/31/2008                  16,709                            15,648
 6/30/2008                  14,877                            14,150
 7/31/2008                  14,711                            14,099
 8/31/2008                  15,000                            14,339
 9/30/2008                  13,651                            13,285
10/31/2008                  10,575                            10,985
11/30/2008                   9,538                            10,198
12/31/2008                   9,848                            10,339
 1/31/2009                   8,680                             9,150
 2/28/2009                   7,461                             7,928
 3/31/2009                   8,195                             8,606
 4/30/2009                   9,521                             9,528
 5/31/2009                  10,251                            10,117
 6/30/2009                  10,127                            10,042
 7/31/2009                  11,081                            10,864
 8/31/2009                  11,834                            11,433
 9/30/2009                  12,350                            11,874
10/31/2009                  11,819                            11,511
11/30/2009                  12,484                            12,160
12/31/2009                  12,821                            12,375
 1/31/2010                  12,520                            12,027
 2/28/2010                  13,061                            12,407
 3/31/2010                  14,080                            13,214
 4/30/2010                  14,524                            13,556
 5/31/2010                  13,281                            12,442
 6/30/2010                  12,277                            11,742
 7/31/2010                  13,237                            12,536
 8/31/2010                  12,428                            12,000
 9/30/2010                  13,646                            12,931
10/31/2010                  14,149                            13,319
11/30/2010                  14,042                            13,248
12/31/2010                  15,407                            14,294
 1/31/2011                  15,905                            14,617
 2/28/2011                  16,762                            15,156
 3/31/2011                  16,839                            15,217
 4/30/2011                  17,261                            15,622
 5/31/2011                  17,015                            15,457
 6/30/2011                  16,706                            15,140
 7/31/2011                  15,943                            14,638
 8/31/2011                  14,595                            13,724
 9/30/2011                  13,120                            12,687
10/31/2011                  14,931                            14,139
11/30/2011                  14,807                            14,066
12/31/2011                  14,924                            14,350
 1/31/2012                  15,664                            14,893
 2/29/2012                  16,569                            15,486
 3/31/2012                  16,872                            15,945
 4/30/2012                  16,520                            15,783
 5/31/2012                  15,347                            14,857
 6/30/2012                  16,171                            15,595
 7/31/2012                  16,328                            15,756
 8/31/2012                  16,973                            16,098
 9/30/2012                  17,592                            16,609
10/31/2012                  17,639                            16,528
11/30/2012                  17,679                            16,521
12/31/2012                  18,215                            16,862
 1/31/2013                  19,479                            17,958
 2/28/2013                  19,726                            18,216
 3/31/2013                  20,674                            18,937
 4/30/2013                  20,881                            19,224
 5/31/2013                  21,743                            19,717
 6/30/2013                  21,492                            19,543
 7/31/2013                  22,782                            20,599
 8/31/2013                  22,101                            19,817             Past performance is not predictive of
 9/30/2013                  22,754                            20,314             future performance.
10/31/2013                  23,904                            21,203
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE          TEN
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all
                                  35.52%        17.72%       9.11%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2013

                                    [CHART]

                    U.S. Targeted
              Value Portfolio - Class R1     Russell 2000/R/ Value Index
              --------------------------     ---------------------------
 1/31/2008              $10,000                        $10,000
 2/29/2008                9,750                          9,603
 3/31/2008                9,821                          9,748
 4/30/2008               10,152                         10,056
 5/31/2008               10,613                         10,400
 6/30/2008                9,538                          9,402
 7/31/2008                9,790                          9,884
 8/31/2008               10,233                         10,353
 9/30/2008                9,575                          9,868
10/31/2008                7,504                          7,897
11/30/2008                6,525                          6,982
12/31/2008                6,946                          7,412
 1/31/2009                5,999                          6,353
 2/28/2009                5,204                          5,471
 3/31/2009                5,777                          5,956
 4/30/2009                6,902                          6,901
 5/31/2009                7,137                          7,051
 6/30/2009                7,107                          7,028
 7/31/2009                7,959                          7,841
 8/31/2009                8,379                          8,212
 9/30/2009                8,844                          8,624
10/31/2009                8,207                          8,051
11/30/2009                8,484                          8,308
12/31/2009                9,150                          8,937
 1/31/2010                8,943                          8,675
 2/28/2010                9,449                          9,077
 3/31/2010               10,229                          9,832
 4/30/2010               10,973                         10,520
 5/31/2010                9,981                          9,631
 6/30/2010                9,031                          8,790
 7/31/2010                9,735                          9,418
 8/31/2010                8,948                          8,710
 9/30/2010               10,044                          9,645
10/31/2010               10,417                         10,019
11/30/2010               10,840                         10,273
12/31/2010               11,805                         11,127
 1/31/2011               11,883                         11,133
 2/28/2011               12,550                         11,698
 3/31/2011               12,792                         11,861
 4/30/2011               12,998                         12,053
 5/31/2011               12,678                         11,837
 6/30/2011               12,397                         11,546
 7/31/2011               11,964                         11,164
 8/31/2011               10,763                         10,178
 9/30/2011                9,425                          9,067
10/31/2011               10,905                         10,373
11/30/2011               10,941                         10,353
12/31/2011               11,049                         10,515
 1/31/2012               11,719                         11,214
 2/29/2012               12,144                         11,380
 3/31/2012               12,369                         11,733
 4/30/2012               12,168                         11,564
 5/31/2012               11,260                         10,857
 6/30/2012               11,715                         11,380
 7/31/2012               11,657                         11,264
 8/31/2012               12,192                         11,612
 9/30/2012               12,577                         12,025
10/31/2012               12,505                         11,874
11/30/2012               12,715                         11,911
12/31/2012               13,155                         12,413
 1/31/2013               14,059                         13,152
 2/28/2013               14,291                         13,303
 3/31/2013               14,987                         13,856
 4/30/2013               14,840                         13,843
 5/31/2013               15,567                         14,256
 6/30/2013               15,460                         14,199
 7/31/2013               16,545                         15,111              Past performance is not predictive of
 8/31/2013               15,941                         14,443              future performance.
 9/30/2013               16,826                         15,277
10/31/2013               17,555                         15,773              The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
                                                                            redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE           FROM
         TOTAL RETURN          YEAR       YEARS       01/31/2008            Russell data copyright (C) Russell
         -------------------------------------------------------------      Investment Group 1995-2013, all
                              40.39%      18.53%        10.29%              rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
  06/30/2008              $10,000                         $10,000
  07/31/2008               10,260                          10,513
  08/31/2008               10,720                          11,012
  09/30/2008               10,038                          10,496
  10/31/2008                7,860                           8,399
  11/30/2008                6,836                           7,426
  12/31/2008                7,274                           7,883
  01/31/2009                6,272                           6,757
  02/28/2009                5,443                           5,818
  03/31/2009                6,038                           6,335
  04/30/2009                7,216                           7,340
  05/31/2009                7,459                           7,499
  06/30/2009                7,436                           7,475
  07/31/2009                8,321                           8,340
  08/31/2009                8,768                           8,735
  09/30/2009                9,248                           9,173
  10/31/2009                8,585                           8,564
  11/30/2009                8,871                           8,836
  12/31/2009                9,568                           9,505
  01/31/2010                9,343                           9,227
  02/28/2010                9,865                           9,654
  03/31/2010               10,685                          10,458
  04/30/2010               11,453                          11,189
  05/31/2010               10,419                          10,244
  06/30/2010                9,434                           9,350
  07/31/2010               10,161                          10,017
  08/31/2010                9,341                           9,264
  09/30/2010               10,484                          10,258
  10/31/2010               10,874                          10,656
  11/30/2010               11,306                          10,927
  12/31/2010               12,308                          11,834
  01/31/2011               12,396                          11,841
  02/28/2011               13,085                          12,442
  03/31/2011               13,336                          12,615
  04/30/2011               13,544                          12,820
  05/31/2011               13,211                          12,590
  06/30/2011               12,926                          12,281
  07/31/2011               12,466                          11,875
  08/31/2011               11,214                          10,826
  09/30/2011                9,820                           9,644
  10/31/2011               11,364                          11,033
  11/30/2011               11,401                          11,011
  12/31/2011               11,510                          11,183
  01/31/2012               12,209                          11,927
  02/29/2012               12,644                          12,104
  03/31/2012               12,877                          12,480
  04/30/2012               12,667                          12,299
  05/31/2012               11,721                          11,548
  06/30/2012               12,189                          12,104
  07/31/2012               12,129                          11,981
  08/31/2012               12,686                          12,350
  09/30/2012               13,082                          12,790
  10/31/2012               13,007                          12,630
  11/30/2012               13,225                          12,668
  12/31/2012               13,677                          13,202
  01/31/2013               14,611                          13,989
  02/28/2013               14,861                          14,149
  03/31/2013               15,577                          14,738
  04/30/2013               15,424                          14,723
  05/31/2013               16,181                          15,163
  06/30/2013               16,064                          15,102
  07/31/2013               17,185                          16,072
  08/31/2013               16,548                          15,362
  09/30/2013               17,472                          16,248                 Past performance is not predictive of
  10/31/2013               18,223                          16,777                 future performance.

                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                                                                  redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE            FROM
          TOTAL RETURN           YEAR        YEARS        06/30/2008              Russell data copyright (C) Russell
          -----------------------------------------------------------------       Investment Group 1995-2013, all
                                40.10%       18.32%         11.90%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,413                            10,384
12/31/2003                10,967                            10,760
01/31/2004                11,470                            11,132
02/29/2004                11,649                            11,348
03/31/2004                11,749                            11,505
04/30/2004                11,354                            10,910
05/31/2004                11,525                            11,042
06/30/2004                12,179                            11,603
07/31/2004                11,590                            11,069
08/31/2004                11,513                            11,178
09/30/2004                12,036                            11,620
10/31/2004                12,144                            11,800
11/30/2004                13,262                            12,847
12/31/2004                13,674                            13,154
01/31/2005                13,238                            12,645
02/28/2005                13,605                            12,897
03/31/2005                13,477                            12,631
04/30/2005                12,564                            11,979
05/31/2005                13,401                            12,710
06/30/2005                13,927                            13,272
07/31/2005                14,781                            14,027
08/31/2005                14,550                            13,705
09/30/2005                14,601                            13,682
10/31/2005                14,215                            13,339
11/30/2005                14,876                            13,880
12/31/2005                14,939                            13,773
01/31/2006                16,138                            14,912
02/28/2006                15,968                            14,911
03/31/2006                16,629                            15,633
04/30/2006                16,847                            15,675
05/31/2006                16,261                            15,026
06/30/2006                16,353                            15,211
07/31/2006                15,850                            15,000
08/31/2006                16,210                            15,448
09/30/2006                16,375                            15,599
10/31/2006                17,184                            16,393
11/30/2006                17,773                            16,860
12/31/2006                17,882                            17,007
01/31/2007                18,255                            17,262
02/28/2007                18,161                            17,050
03/31/2007                18,301                            17,256
04/30/2007                18,674                            17,435
05/31/2007                19,483                            18,074
06/30/2007                19,226                            17,653
07/31/2007                17,833                            16,150
08/31/2007                17,781                            16,474
09/30/2007                17,834                            16,548
10/31/2007                17,876                            16,729
11/30/2007                16,601                            15,475
12/31/2007                16,417                            15,344
01/31/2008                15,632                            14,715
02/29/2008                15,234                            14,130
03/31/2008                15,364                            14,343
04/30/2008                15,870                            14,797
05/31/2008                16,603                            15,303
06/30/2008                14,924                            13,835
07/31/2008                15,312                            14,544
08/31/2008                16,004                            15,235
09/30/2008                14,991                            14,521
10/31/2008                11,741                            11,620
11/30/2008                10,214                            10,274
12/31/2008                10,871                            10,906
01/31/2009                 9,377                             9,348
02/28/2009                 8,145                             8,050
03/31/2009                 9,033                             8,764
04/30/2009                10,794                            10,155
05/31/2009                11,166                            10,375
06/30/2009                11,128                            10,342
07/31/2009                12,454                            11,538
08/31/2009                13,123                            12,084
09/30/2009                13,853                            12,690
10/31/2009                12,853                            11,847
11/30/2009                13,281                            12,224
12/31/2009                14,336                            13,150
01/31/2010                14,005                            12,765
02/28/2010                14,788                            13,357
03/31/2010                16,019                            14,468
04/30/2010                17,176                            15,480
05/31/2010                15,633                            14,172
06/30/2010                14,148                            12,935
07/31/2010                15,251                            13,858
08/31/2010                14,015                            12,816
09/30/2010                15,739                            14,192
10/31/2010                16,325                            14,742
11/30/2010                16,978                            15,117
12/31/2010                18,495                            16,373
01/31/2011                18,618                            16,381
02/28/2011                19,674                            17,213
03/31/2011                20,052                            17,452
04/30/2011                20,364                            17,736
05/31/2011                19,863                            17,418
06/30/2011                19,436                            16,990
07/31/2011                18,757                            16,428
08/31/2011                16,875                            14,977
09/30/2011                14,780                            13,341
10/31/2011                17,102                            15,264
11/30/2011                17,158                            15,234
12/31/2011                17,332                            15,472
01/31/2012                18,382                            16,500
02/29/2012                19,049                            16,746
03/31/2012                19,407                            17,265
04/30/2012                19,091                            17,015
05/31/2012                17,667                            15,976
06/30/2012                18,385                            16,746
07/31/2012                18,295                            16,575
08/31/2012                19,134                            17,086
09/30/2012                19,743                            17,695
10/31/2012                19,629                            17,473
11/30/2012                19,959                            17,526
12/31/2012                20,657                            18,265
01/31/2013                22,066                            19,353
02/28/2013                22,443                            19,574
03/31/2013                23,536                            20,389
04/30/2013                23,305                            20,369
05/31/2013                24,458                            20,978
06/30/2013                24,284                            20,893                 Past performance is not predictive of
07/31/2013                25,988                            22,236                 future performance.
08/31/2013                25,026                            21,252
09/30/2013                26,426                            22,479                 The returns shown do not reflect the
10/31/2013                27,560                            23,210                 deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
                                                                                   redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE           TEN
           TOTAL RETURN            YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2013, all
                                  40.40%        18.61%        10.67%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                   U.S. Small Cap Value
                         Portfolio                Russell 2000/R/ Value Index
                 ------------------------         ---------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,416                            10,384
12/31/2003                10,972                            10,760
01/31/2004                11,508                            11,132
02/29/2004                11,671                            11,348
03/31/2004                11,781                            11,505
04/30/2004                11,408                            10,910
05/31/2004                11,451                            11,042
06/30/2004                12,217                            11,603
07/31/2004                11,566                            11,069
08/31/2004                11,393                            11,178
09/30/2004                11,955                            11,620
10/31/2004                12,070                            11,800
11/30/2004                13,277                            12,847
12/31/2004                13,758                            13,154
01/31/2005                13,266                            12,645
02/28/2005                13,625                            12,897
03/31/2005                13,359                            12,631
04/30/2005                12,386                            11,979
05/31/2005                13,210                            12,710
06/30/2005                13,762                            13,272
07/31/2005                14,741                            14,027
08/31/2005                14,495                            13,705
09/30/2005                14,610                            13,682
10/31/2005                14,183                            13,339
11/30/2005                14,780                            13,880
12/31/2005                14,829                            13,773
01/31/2006                16,138                            14,912
02/28/2006                16,082                            14,911
03/31/2006                17,062                            15,633
04/30/2006                17,230                            15,675
05/31/2006                16,474                            15,026
06/30/2006                16,482                            15,211
07/31/2006                15,865                            15,000
08/31/2006                16,173                            15,448
09/30/2006                16,366                            15,599
10/31/2006                17,255                            16,393
11/30/2006                17,779                            16,860
12/31/2006                18,025                            17,007
01/31/2007                18,422                            17,262
02/28/2007                18,379                            17,050
03/31/2007                18,579                            17,256
04/30/2007                18,914                            17,435
05/31/2007                19,604                            18,074
06/30/2007                19,301                            17,653
07/31/2007                17,826                            16,150
08/31/2007                17,691                            16,474
09/30/2007                17,642                            16,548
10/31/2007                17,839                            16,729
11/30/2007                16,284                            15,475
12/31/2007                16,088                            15,344
01/31/2008                15,454                            14,715
02/29/2008                15,015                            14,130
03/31/2008                15,142                            14,343
04/30/2008                15,393                            14,797
05/31/2008                16,029                            15,303
06/30/2008                14,410                            13,835
07/31/2008                14,708                            14,544
08/31/2008                15,319                            15,235
09/30/2008                14,263                            14,521
10/31/2008                11,106                            11,620
11/30/2008                 9,663                            10,274
12/31/2008                10,170                            10,906
01/31/2009                 8,718                             9,348
02/28/2009                 7,610                             8,050
03/31/2009                 8,402                             8,764
04/30/2009                10,053                            10,155
05/31/2009                10,376                            10,375
06/30/2009                10,413                            10,342
07/31/2009                11,813                            11,538
08/31/2009                12,420                            12,084
09/30/2009                13,207                            12,690
10/31/2009                12,212                            11,847
11/30/2009                12,592                            12,224
12/31/2009                13,589                            13,150
01/31/2010                13,160                            12,765
02/28/2010                13,970                            13,357
03/31/2010                15,208                            14,468
04/30/2010                16,441                            15,480
05/31/2010                14,813                            14,172
06/30/2010                13,310                            12,935
07/31/2010                14,467                            13,858
08/31/2010                13,255                            12,816
09/30/2010                14,969                            14,192
10/31/2010                15,593                            14,742
11/30/2010                16,294                            15,117
12/31/2010                17,789                            16,373
01/31/2011                17,844                            16,381
02/28/2011                18,964                            17,213
03/31/2011                19,354                            17,452
04/30/2011                19,598                            17,736
05/31/2011                18,985                            17,418
06/30/2011                18,642                            16,990
07/31/2011                18,106                            16,428
08/31/2011                16,191                            14,977
09/30/2011                14,154                            13,341
10/31/2011                16,394                            15,264
11/30/2011                16,282                            15,234
12/31/2011                16,446                            15,472
01/31/2012                17,668                            16,500
02/29/2012                18,229                            16,746
03/31/2012                18,648                            17,265
04/30/2012                18,350                            17,015
05/31/2012                17,043                            15,976
06/30/2012                17,790                            16,746
07/31/2012                17,747                            16,575
08/31/2012                18,495                            17,086
09/30/2012                19,108                            17,695
10/31/2012                18,951                            17,473
11/30/2012                19,300                            17,526
12/31/2012                20,019                            18,265
01/31/2013                21,333                            19,353
02/28/2013                21,707                            19,574
03/31/2013                22,772                            20,389
04/30/2013                22,520                            20,369
05/31/2013                23,734                            20,978
06/30/2013                23,568                            20,893
07/31/2013                25,297                            22,236
08/31/2013                24,241                            21,252
09/30/2013                25,512                            22,479               Past performance is not predictive of
10/31/2013                26,408                            23,210               future performance.

                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           AVERAGE ANNUAL          ONE         FIVE          TEN
           TOTAL RETURN            YEAR        YEARS        YEARS                Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all rights
                                  39.35%       18.92%       10.20%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                     U.S. Core Equity 1
                        Portfolio             Russell 3000/R/ Index
                   ----------------------     ---------------------
09/15/2005               $10,000                    $10,000
09/30/2005                10,040                     10,026
10/31/2005                 9,820                      9,838
11/30/2005                10,220                     10,221
12/31/2005                10,224                     10,229
01/31/2006                10,636                     10,571
02/28/2006                10,656                     10,590
03/31/2006                10,893                     10,773
04/30/2006                11,024                     10,890
05/31/2006                10,641                     10,541
06/30/2006                10,644                     10,560
07/31/2006                10,532                     10,550
08/31/2006                10,785                     10,808
09/30/2006                11,009                     11,050
10/31/2006                11,414                     11,448
11/30/2006                11,686                     11,697
12/31/2006                11,828                     11,837
01/31/2007                12,053                     12,062
02/28/2007                11,920                     11,864
03/31/2007                12,039                     11,988
04/30/2007                12,489                     12,467
05/31/2007                12,970                     12,921
06/30/2007                12,760                     12,679
07/31/2007                12,226                     12,247
08/31/2007                12,349                     12,423
09/30/2007                12,704                     12,875
10/31/2007                12,899                     13,112
11/30/2007                12,233                     12,521
12/31/2007                12,159                     12,446
01/31/2008                11,465                     11,691
02/29/2008                11,123                     11,328
03/31/2008                11,043                     11,261
04/30/2008                11,594                     11,824
05/31/2008                11,895                     12,067
06/30/2008                10,877                     11,071
07/31/2008                10,877                     10,983
08/31/2008                11,117                     11,153
09/30/2008                10,086                     10,104
10/31/2008                 8,214                      8,312
11/30/2008                 7,520                      7,656
12/31/2008                 7,718                      7,802
01/31/2009                 7,020                      7,148
02/28/2009                 6,269                      6,399
03/31/2009                 6,845                      6,959
04/30/2009                 7,674                      7,692
05/31/2009                 8,036                      8,102
06/30/2009                 8,072                      8,130
07/31/2009                 8,755                      8,763
08/31/2009                 9,076                      9,076
09/30/2009                 9,506                      9,456
10/31/2009                 9,170                      9,213
11/30/2009                 9,631                      9,736
12/31/2009                10,020                     10,014
01/31/2010                 9,697                      9,653
02/28/2010                10,074                      9,980
03/31/2010                10,744                     10,609
04/30/2010                11,078                     10,838
05/31/2010                10,204                      9,982
06/30/2010                 9,546                      9,408
07/31/2010                10,229                     10,061
08/31/2010                 9,677                      9,587
09/30/2010                10,664                     10,493
10/31/2010                11,077                     10,903
11/30/2010                11,218                     10,966
12/31/2010                12,035                     11,709
01/31/2011                12,276                     11,965
02/28/2011                12,768                     12,400
03/31/2011                12,903                     12,456
04/30/2011                13,254                     12,827
05/31/2011                13,068                     12,681
06/30/2011                12,826                     12,453
07/31/2011                12,463                     12,168
08/31/2011                11,594                     11,438
09/30/2011                10,579                     10,550
10/31/2011                11,904                     11,764
11/30/2011                11,882                     11,733
12/31/2011                11,959                     11,829
01/31/2012                12,603                     12,426
02/29/2012                13,148                     12,952
03/31/2012                13,496                     13,351
04/30/2012                13,363                     13,264
05/31/2012                12,483                     12,444
06/30/2012                12,945                     12,931
07/31/2012                13,034                     13,059
08/31/2012                13,415                     13,385
09/30/2012                13,796                     13,737
10/31/2012                13,605                     13,500
11/30/2012                13,752                     13,604
12/31/2012                13,981                     13,771
01/31/2013                14,830                     14,527
02/28/2013                15,012                     14,719
03/31/2013                15,627                     15,296
04/30/2013                15,797                     15,546
05/31/2013                16,319                     15,913
06/30/2013                16,154                     15,707
07/31/2013                17,089                     16,567
08/31/2013                16,610                     16,105            Past performance is not predictive of
09/30/2013                17,294                     16,704            future performance.
10/31/2013                18,003                     17,413
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
                                                                       redemption of fund shares.
        AVERAGE ANNUAL       ONE       FIVE          FROM
        TOTAL RETURN         YEAR      YEARS      09/15/2005           Russell data copyright (C) Russell
        ---------------------------------------------------------      Investment Group 1995-2013, all rights
                            32.32%     16.99%       7.50%              reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                        U.S. Core
                   Equity 2 Portfolio             Russell 3000/R/ Index
                ------------------------        -------------------------
09/15/2005              $10,000                        $10,000
09/30/2005               10,050                         10,026
10/31/2005                9,830                          9,838
11/30/2005               10,240                         10,221
12/31/2005               10,247                         10,229
01/31/2006               10,739                         10,571
02/28/2006               10,759                         10,590
03/31/2006               11,016                         10,773
04/30/2006               11,177                         10,890
05/31/2006               10,774                         10,541
06/30/2006               10,766                         10,560
07/31/2006               10,645                         10,550
08/31/2006               10,887                         10,808
09/30/2006               11,110                         11,050
10/31/2006               11,535                         11,448
11/30/2006               11,827                         11,697
12/31/2006               11,988                         11,837
01/31/2007               12,212                         12,062
02/28/2007               12,090                         11,864
03/31/2007               12,218                         11,988
04/30/2007               12,637                         12,467
05/31/2007               13,148                         12,921
06/30/2007               12,936                         12,679
07/31/2007               12,331                         12,247
08/31/2007               12,444                         12,423
09/30/2007               12,757                         12,875
10/31/2007               12,890                         13,112
11/30/2007               12,155                         12,521
12/31/2007               12,049                         12,446
01/31/2008               11,428                         11,691
02/29/2008               11,066                         11,328
03/31/2008               10,955                         11,261
04/30/2008               11,505                         11,824
05/31/2008               11,826                         12,067
06/30/2008               10,757                         11,071
07/31/2008               10,788                         10,983
08/31/2008               11,028                         11,153
09/30/2008               10,032                         10,104
10/31/2008                8,124                          8,312
11/30/2008                7,388                          7,656
12/31/2008                7,607                          7,802
01/31/2009                6,815                          7,148
02/28/2009                6,022                          6,399
03/31/2009                6,615                          6,959
04/30/2009                7,539                          7,692
05/31/2009                7,900                          8,102
06/30/2009                7,889                          8,130
07/31/2009                8,603                          8,763
08/31/2009                8,955                          9,076
09/30/2009                9,402                          9,456
10/31/2009                8,990                          9,213
11/30/2009                9,397                          9,736
12/31/2009                9,825                         10,014
01/31/2010                9,524                          9,653
02/28/2010                9,922                          9,980
03/31/2010               10,631                         10,609
04/30/2010               11,018                         10,838
05/31/2010               10,146                          9,982
06/30/2010                9,432                          9,408
07/31/2010               10,124                         10,061
08/31/2010                9,519                          9,587
09/30/2010               10,524                         10,493
10/31/2010               10,915                         10,903
11/30/2010               11,089                         10,966
12/31/2010               11,968                         11,709
01/31/2011               12,197                         11,965
02/28/2011               12,743                         12,400
03/31/2011               12,897                         12,456
04/30/2011               13,192                         12,827
05/31/2011               12,984                         12,681
06/30/2011               12,729                         12,453
07/31/2011               12,302                         12,168
08/31/2011               11,370                         11,438
09/30/2011               10,290                         10,550
10/31/2011               11,677                         11,764
11/30/2011               11,633                         11,733
12/31/2011               11,718                         11,829
01/31/2012               12,371                         12,426
02/29/2012               12,902                         12,952
03/31/2012               13,213                         13,351
04/30/2012               13,080                         13,264
05/31/2012               12,182                         12,444
06/30/2012               12,663                         12,931
07/31/2012               12,730                         13,059
08/31/2012               13,131                         13,385
09/30/2012               13,530                         13,737
10/31/2012               13,407                         13,500
11/30/2012               13,530                         13,604
12/31/2012               13,836                         13,771
01/31/2013               14,711                         14,527
02/28/2013               14,892                         14,719
03/31/2013               15,517                         15,296
04/30/2013               15,631                         15,546
05/31/2013               16,223                         15,913
06/30/2013               16,069                         15,707
07/31/2013               17,040                         16,567
08/31/2013               16,514                         16,105               Past performance is not predictive of
09/30/2013               17,220                         16,704               future performance.
10/31/2013               17,920                         17,413
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
         AVERAGE ANNUAL        ONE        FIVE           FROM
         TOTAL RETURN          YEAR       YEARS       09/15/2005             Russell data copyright (C) Russell
         -------------------------------------------------------------       Investment Group 1995-2013, all
                              33.66%      17.14%        7.44%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
DECEMBER 30, 2005-OCTOBER 31, 2013

                                    [CHART]

             U.S. Vector Equity
                 Portfolio        Russell 2500/R/ Index    Russell 3000/R/ Index
             ------------------  ---------------------    ---------------------
12/30/2005        $10,000             $10,000                 $10,000
12/31/2005         10,000              10,000                  10,000
01/31/2006         10,810              10,707                  10,334
02/28/2006         10,800              10,698                  10,352
03/31/2006         11,196              11,114                  10,531
04/30/2006         11,316              11,153                  10,646
05/31/2006         10,865              10,626                  10,305
06/30/2006         10,845              10,632                  10,323
07/31/2006         10,624              10,297                  10,313
08/31/2006         10,865              10,558                  10,566
09/30/2006         11,050              10,687                  10,802
10/31/2006         11,533              11,200                  11,191
11/30/2006         11,865              11,566                  11,435
12/31/2006         12,001              11,616                  11,572
01/31/2007         12,237              11,930                  11,792
02/28/2007         12,155              11,913                  11,598
03/31/2007         12,268              12,029                  11,719
04/30/2007         12,628              12,339                  12,187
05/31/2007         13,152              12,855                  12,631
06/30/2007         12,951              12,624                  12,395
07/31/2007         12,220              11,899                  11,972
08/31/2007         12,281              12,025                  12,144
09/30/2007         12,496              12,308                  12,587
10/31/2007         12,579              12,624                  12,818
11/30/2007         11,762              11,850                  12,241
12/31/2007         11,632              11,777                  12,166
01/31/2008         11,081              11,057                  11,429
02/29/2008         10,707              10,754                  11,074
03/31/2008         10,663              10,674                  11,009
04/30/2008         11,142              11,249                  11,559
05/31/2008         11,517              11,783                  11,796
06/30/2008         10,417              10,822                  10,823
07/31/2008         10,500              10,897                  10,736
08/31/2008         10,803              11,209                  10,903
09/30/2008          9,892              10,095                   9,878
10/31/2008          7,847               7,920                   8,126
11/30/2008          6,987               7,061                   7,484
12/31/2008          7,307               7,445                   7,627
01/31/2009          6,417               6,775                   6,987
02/28/2009          5,612               6,042                   6,255
03/31/2009          6,178               6,594                   6,803
04/30/2009          7,178               7,610                   7,519
05/31/2009          7,486               7,842                   7,921
06/30/2009          7,490               7,930                   7,947
07/31/2009          8,258               8,646                   8,566
08/31/2009          8,642               8,999                   8,872
09/30/2009          9,093               9,521                   9,244
10/31/2009          8,590               8,970                   9,006
11/30/2009          8,911               9,332                   9,518
12/31/2009          9,442              10,005                   9,789
01/31/2010          9,173               9,670                   9,436
02/28/2010          9,625              10,151                   9,756
03/31/2010         10,347              10,926                  10,371
04/30/2010         10,874              11,444                  10,595
05/31/2010         10,003              10,592                   9,758
06/30/2010          9,227               9,836                   9,197
07/31/2010          9,906              10,528                   9,835
08/31/2010          9,227               9,904                   9,372
09/30/2010         10,243              11,037                  10,257
10/31/2010         10,621              11,460                  10,658
11/30/2010         10,881              11,783                  10,720
12/31/2010         11,813              12,677                  11,446
01/31/2011         11,976              12,847                  11,696
02/28/2011         12,585              13,474                  12,122
03/31/2011         12,794              13,780                  12,177
04/30/2011         13,055              14,178                  12,539
05/31/2011         12,805              14,008                  12,396
06/30/2011         12,530              13,699                  12,174
07/31/2011         12,072              13,178                  11,895
08/31/2011         11,014              12,099                  11,181
09/30/2011          9,822              10,792                  10,314
10/31/2011         11,244              12,374                  11,501
11/30/2011         11,189              12,331                  11,470
12/31/2011         11,274              12,359                  11,564
01/31/2012         11,967              13,180                  12,147
02/29/2012         12,462              13,669                  12,661
03/31/2012         12,762              13,964                  13,052
04/30/2012         12,575              13,862                  12,966
05/31/2012         11,661              12,915                  12,165
06/30/2012         12,122              13,385                  12,641
07/31/2012         12,099              13,294                  12,766
08/31/2012         12,542              13,771                  13,085
09/30/2012         12,947              14,130                  13,429
10/31/2012         12,880              13,982                  13,197
11/30/2012         13,035              14,197                  13,299
12/31/2012         13,413              14,568                  13,462
01/31/2013         14,342              15,564                  14,201
02/28/2013         14,499              15,743                  14,389
03/31/2013         15,148              16,440                  14,953
04/30/2013         15,136              16,491                  15,198
05/31/2013         15,798              17,000                  15,556
06/30/2013         15,667              16,814                  15,354
07/31/2013         16,679              17,912                  16,196
08/31/2013         16,139              17,346                  15,744
09/30/2013         16,932              18,340                  16,329
10/31/2013         17,620              18,933                  17,023
























                                                                                    Past performance is not predictive of
                                                                                    future performance.

                                                                                    The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           AVERAGE ANNUAL         ONE         FIVE            FROM
           TOTAL RETURN           YEAR        YEARS        12/30/2005               Russell data copyright (C) Russell
           -----------------------------------------------------------------        Investment Group 1995-2013, all
                                 36.80%       17.56%         7.50%                  rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                           [CHART]

                  U.S. Small Cap Portfolio          Russell 2000/R/ Index
                ----------------------------      ----------------------
10/31/2003                 $10,000                        $10,000
11/30/2003                  10,364                         10,355
12/31/2003                  10,606                         10,565
 1/31/2004                  11,079                         11,024
 2/29/2004                  11,173                         11,123
 3/31/2004                  11,230                         11,226
 4/30/2004                  10,770                         10,654
 5/31/2004                  10,883                         10,823
 6/30/2004                  11,359                         11,279
 7/31/2004                  10,545                         10,520
 8/31/2004                  10,394                         10,466
 9/30/2004                  10,902                         10,957
10/31/2004                  11,110                         11,173
11/30/2004                  12,083                         12,142
12/31/2004                  12,502                         12,501
 1/31/2005                  12,010                         11,980
 2/28/2005                  12,221                         12,182
 3/31/2005                  11,868                         11,834
 4/30/2005                  11,127                         11,156
 5/31/2005                  11,894                         11,886
 6/30/2005                  12,343                         12,344
 7/31/2005                  13,187                         13,126
 8/31/2005                  13,001                         12,883
 9/30/2005                  13,084                         12,923
10/31/2005                  12,681                         12,522
11/30/2005                  13,296                         13,130
12/31/2005                  13,262                         13,070
 1/31/2006                  14,467                         14,242
 2/28/2006                  14,440                         14,203
 3/31/2006                  15,102                         14,892
 4/30/2006                  15,136                         14,889
 5/31/2006                  14,312                         14,053
 6/30/2006                  14,228                         14,144
 7/31/2006                  13,682                         13,683
 8/31/2006                  14,064                         14,089
 9/30/2006                  14,180                         14,206
10/31/2006                  14,980                         15,024
11/30/2006                  15,356                         15,419
12/31/2006                  15,465                         15,471
 1/31/2007                  15,697                         15,729
 2/28/2007                  15,617                         15,605
 3/31/2007                  15,781                         15,772
 4/30/2007                  16,070                         16,055
 5/31/2007                  16,678                         16,713
 6/30/2007                  16,496                         16,469
 7/31/2007                  15,502                         15,343
 8/31/2007                  15,720                         15,690
 9/30/2007                  15,918                         15,960
10/31/2007                  16,231                         16,417
11/30/2007                  15,023                         15,239
12/31/2007                  14,992                         15,229
 1/31/2008                  13,955                         14,191
 2/29/2008                  13,506                         13,665
 3/31/2008                  13,555                         13,722
 4/30/2008                  13,982                         14,296
 5/31/2008                  14,649                         14,953
 6/30/2008                  13,338                         13,802
 7/31/2008                  13,758                         14,313
 8/31/2008                  14,255                         14,829
 9/30/2008                  13,116                         13,648
10/31/2008                  10,416                         10,809
11/30/2008                   9,144                          9,530
12/31/2008                   9,594                         10,083
 1/31/2009                   8,532                          8,962
 2/28/2009                   7,502                          7,873
 3/31/2009                   8,274                          8,576
 4/30/2009                   9,811                          9,901
 5/31/2009                  10,158                         10,200
 6/30/2009                  10,421                         10,349
 7/31/2009                  11,503                         11,346
 8/31/2009                  11,914                         11,672
 9/30/2009                  12,657                         12,345
10/31/2009                  11,779                         11,507
11/30/2009                  12,079                         11,868
12/31/2009                  13,080                         12,823
 1/31/2010                  12,683                         12,351
 2/28/2010                  13,302                         12,907
 3/31/2010                  14,392                         13,958
 4/30/2010                  15,369                         14,748
 5/31/2010                  14,170                         13,629
 6/30/2010                  13,037                         12,573
 7/31/2010                  13,976                         13,437
 8/31/2010                  12,910                         12,442
 9/30/2010                  14,595                         13,992
10/31/2010                  15,193                         14,565
11/30/2010                  15,831                         15,070
12/31/2010                  17,096                         16,267
 1/31/2011                  17,112                         16,225
 2/28/2011                  18,073                         17,115
 3/31/2011                  18,590                         17,558
 4/30/2011                  19,030                         18,022
 5/31/2011                  18,646                         17,684
 6/30/2011                  18,348                         17,276
 7/31/2011                  17,706                         16,652
 8/31/2011                  16,118                         15,203
 9/30/2011                  14,328                         13,499
10/31/2011                  16,523                         15,542
11/30/2011                  16,467                         15,485
12/31/2011                  16,558                         15,587
 1/31/2012                  17,671                         16,689
 2/29/2012                  18,180                         17,088
 3/31/2012                  18,654                         17,526
 4/30/2012                  18,396                         17,255
 5/31/2012                  17,201                         16,113
 6/30/2012                  17,928                         16,917
 7/31/2012                  17,782                         16,683
 8/31/2012                  18,406                         17,240
 9/30/2012                  19,006                         17,806
10/31/2012                  18,771                         17,420
11/30/2012                  18,990                         17,512
12/31/2012                  19,603                         18,136
 1/31/2013                  20,831                         19,271
 2/28/2013                  21,039                         19,484
 3/31/2013                  22,055                         20,383
 4/30/2013                  21,873                         20,309
 5/31/2013                  22,997                         21,120
 6/30/2013                  22,972                         21,012
 7/31/2013                  24,628                         22,483            Past performance is not predictive of
 8/31/2013                  23,795                         21,769            future performance.
 9/30/2013                  25,271                         23,157
10/31/2013                  26,097                         23,740            The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE          TEN
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2013, all
                                39.03%       20.16%       10.07%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                            [CHART]

                  U.S. Micro Cap Portfolio       Russell 2000/R/ Index
                ----------------------------     --------------------
10/31/2003                 $10,000                     $10,000
11/30/2003                  10,430                      10,355
12/31/2003                  10,719                      10,565
 1/31/2004                  11,338                      11,024
 2/29/2004                  11,395                      11,123
 3/31/2004                  11,411                      11,226
 4/30/2004                  10,944                      10,654
 5/31/2004                  10,944                      10,823
 6/30/2004                  11,427                      11,279
 7/31/2004                  10,573                      10,520
 8/31/2004                  10,412                      10,466
 9/30/2004                  10,934                      10,957
10/31/2004                  11,135                      11,173
11/30/2004                  12,134                      12,142
12/31/2004                  12,690                      12,501
 1/31/2005                  12,169                      11,980
 2/28/2005                  12,270                      12,182
 3/31/2005                  11,874                      11,834
 4/30/2005                  11,135                      11,156
 5/31/2005                  11,807                      11,886
 6/30/2005                  12,340                      12,344
 7/31/2005                  13,282                      13,126
 8/31/2005                  13,097                      12,883
 9/30/2005                  13,177                      12,923
10/31/2005                  12,807                      12,522
11/30/2005                  13,387                      13,130
12/31/2005                  13,411                      13,070
 1/31/2006                  14,637                      14,242
 2/28/2006                  14,673                      14,203
 3/31/2006                  15,341                      14,892
 4/30/2006                  15,277                      14,889
 5/31/2006                  14,378                      14,053
 6/30/2006                  14,250                      14,144
 7/31/2006                  13,759                      13,683
 8/31/2006                  14,141                      14,089
 9/30/2006                  14,220                      14,206
10/31/2006                  14,994                      15,024
11/30/2006                  15,331                      15,419
12/31/2006                  15,579                      15,471
 1/31/2007                  15,757                      15,729
 2/28/2007                  15,678                      15,605
 3/31/2007                  15,838                      15,772
 4/30/2007                  16,076                      16,055
 5/31/2007                  16,583                      16,713
 6/30/2007                  16,527                      16,469
 7/31/2007                  15,452                      15,343
 8/31/2007                  15,631                      15,690
 9/30/2007                  15,862                      15,960
10/31/2007                  16,131                      16,417
11/30/2007                  14,774                      15,239
12/31/2007                  14,765                      15,229
 1/31/2008                  13,636                      14,191
 2/29/2008                  13,209                      13,665
 3/31/2008                  13,249                      13,722
 4/30/2008                  13,524                      14,296
 5/31/2008                  14,062                      14,953
 6/30/2008                  12,789                      13,802
 7/31/2008                  13,361                      14,313
 8/31/2008                  13,813                      14,829
 9/30/2008                  12,795                      13,648
10/31/2008                  10,146                      10,809
11/30/2008                   8,843                       9,530
12/31/2008                   9,343                      10,083
 1/31/2009                   8,230                       8,962
 2/28/2009                   7,151                       7,873
 3/31/2009                   7,836                       8,576
 4/30/2009                   9,198                       9,901
 5/31/2009                   9,513                      10,200
 6/30/2009                   9,776                      10,349
 7/31/2009                  10,736                      11,346
 8/31/2009                  11,029                      11,672
 9/30/2009                  11,664                      12,345
10/31/2009                  10,816                      11,507
11/30/2009                  11,009                      11,868
12/31/2009                  11,965                      12,823
 1/31/2010                  11,614                      12,351
 2/28/2010                  12,124                      12,907
 3/31/2010                  13,104                      13,958
 4/30/2010                  14,056                      14,748
 5/31/2010                  13,013                      13,629
 6/30/2010                  12,071                      12,573
 7/31/2010                  12,933                      13,437
 8/31/2010                  11,901                      12,442
 9/30/2010                  13,348                      13,992
10/31/2010                  13,928                      14,565
11/30/2010                  14,519                      15,070
12/31/2010                  15,709                      16,267
 1/31/2011                  15,537                      16,225
 2/28/2011                  16,450                      17,115
 3/31/2011                  16,984                      17,558
 4/30/2011                  17,270                      18,022
 5/31/2011                  16,939                      17,684
 6/30/2011                  16,573                      17,276
 7/31/2011                  16,128                      16,652
 8/31/2011                  14,687                      15,203
 9/30/2011                  13,134                      13,499
10/31/2011                  15,160                      15,542
11/30/2011                  15,069                      15,485
12/31/2011                  15,198                      15,587
 1/31/2012                  16,255                      16,689
 2/29/2012                  16,566                      17,088
 3/31/2012                  17,060                      17,526
 4/30/2012                  16,819                      17,255
 5/31/2012                  15,646                      16,113
 6/30/2012                  16,447                      16,917
 7/31/2012                  16,297                      16,683
 8/31/2012                  16,805                      17,240
 9/30/2012                  17,510                      17,806
10/31/2012                  17,151                      17,420
11/30/2012                  17,313                      17,512
12/31/2012                  17,970                      18,136
 1/31/2013                  18,992                      19,271
 2/28/2013                  19,201                      19,484
 3/31/2013                  20,137                      20,383
 4/30/2013                  19,977                      20,309
 5/31/2013                  21,011                      21,120
 6/30/2013                  21,106                      21,012
 7/31/2013                  22,671                      22,483            Past performance is not predictive of
 8/31/2013                  21,883                      21,769            future performance.
 9/30/2013                  23,426                      23,157
10/31/2013                  24,241                      23,740            The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          AVERAGE ANNUAL         ONE        FIVE         TEN
          TOTAL RETURN           YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all
                                41.34%      19.03%      9.26%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX/SM/
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                 DFA Real Estate                          Dow Jones U.S. Select
               Securities Portfolio    S&P 500/R/ Index       REIT Index/SM/
             ------------------------  ----------------  -----------------------
10/31/2003           $10,000               $10,000              $10,000
11/30/2003            10,450                10,088               10,441
12/31/2003            10,756                10,617               10,754
 1/31/2004            11,198                10,812               11,184
 2/29/2004            11,396                10,962               11,370
 3/31/2004            12,048                10,797               12,054
 4/30/2004            10,319                10,627               10,289
 5/31/2004            11,064                10,773               11,070
 6/30/2004            11,384                10,982               11,401
 7/31/2004            11,431                10,619               11,458
 8/31/2004            12,340                10,662               12,405
 9/30/2004            12,299                10,777               12,345
10/31/2004            12,963                10,942               13,033
11/30/2004            13,527                11,385               13,614
12/31/2004            14,205                11,772               14,320
 1/31/2005            13,015                11,485               13,057
 2/28/2005            13,424                11,727               13,478
 3/31/2005            13,220                11,519               13,274
 4/30/2005            13,970                11,301               14,071
 5/31/2005            14,428                11,660               14,537
 6/30/2005            15,165                11,677               15,295
 7/31/2005            16,268                12,111               16,461
 8/31/2005            15,661                12,001               15,829
 9/30/2005            15,734                12,098               15,898
10/31/2005            15,378                11,896               15,560
11/30/2005            16,071                12,346               16,283
12/31/2005            16,073                12,350               16,299
 1/31/2006            17,308                12,677               17,576
 2/28/2006            17,635                12,712               17,953
 3/31/2006            18,548                12,870               18,872
 4/30/2006            17,848                13,043               18,158
 5/31/2006            17,314                12,667               17,655
 6/30/2006            18,271                12,685               18,660
 7/31/2006            18,898                12,763               19,322
 8/31/2006            19,564                13,067               19,971
 9/30/2006            19,955                13,403               20,360
10/31/2006            21,206                13,840               21,643
11/30/2006            22,214                14,103               22,676
12/31/2006            21,741                14,301               22,162
 1/31/2007            23,624                14,518               24,136
 2/28/2007            23,073                14,234               23,596
 3/31/2007            22,500                14,393               22,991
 4/30/2007            22,480                15,030               22,982
 5/31/2007            22,480                15,555               22,997
 6/30/2007            20,371                15,296               20,838
 7/31/2007            18,767                14,822               19,203
 8/31/2007            19,903                15,044               20,338
 9/30/2007            20,681                15,607               21,134
10/31/2007            20,915                15,855               21,376
11/30/2007            18,781                15,192               19,298
12/31/2007            17,681                15,087               18,272
 1/31/2008            17,689                14,182               18,184
 2/29/2008            17,017                13,721               17,499
 3/31/2008            18,087                13,662               18,662
 4/30/2008            19,154                14,327               19,813
 5/31/2008            19,192                14,513               19,857
 6/30/2008            17,085                13,290               17,657
 7/31/2008            17,580                13,178               18,167
 8/31/2008            18,014                13,369               18,579
 9/30/2008            17,976                12,177               18,501
10/31/2008            12,309                10,132               12,510
11/30/2008             9,460                 9,405                9,438
12/31/2008            11,075                 9,505               11,109
 1/31/2009             9,109                 8,704                9,101
 2/28/2009             7,199                 7,777                7,112
 3/31/2009             7,454                 8,459                7,341
 4/30/2009             9,787                 9,268                9,749
 5/31/2009            10,042                 9,786               10,000
 6/30/2009             9,731                 9,806                9,650
 7/31/2009            10,752                10,547               10,655
 8/31/2009            12,206                10,928               12,215
 9/30/2009            13,023                11,336               13,070
10/31/2009            12,430                11,126               12,478
11/30/2009            13,283                11,793               13,336
12/31/2009            14,195                12,021               14,270
 1/31/2010            13,454                11,588               13,454
 2/28/2010            14,195                11,947               14,218
 3/31/2010            15,638                12,668               15,671
 4/30/2010            16,738                12,868               16,779
 5/31/2010            15,845                11,841               15,875
 6/30/2010            15,024                11,221               15,024
 7/31/2010            16,507                12,007               16,509
 8/31/2010            16,299                11,465               16,288
 9/30/2010            17,005                12,488               17,010
10/31/2010            17,801                12,963               17,796
11/30/2010            17,449                12,965               17,450
12/31/2010            18,265                13,831               18,277
 1/31/2011            18,909                14,159               18,926
 2/28/2011            19,764                14,644               19,790
 3/31/2011            19,468                14,650               19,500
 4/30/2011            20,595                15,084               20,657
 5/31/2011            20,874                14,913               20,977
 6/30/2011            20,187                14,665               20,274
 7/31/2011            20,518                14,366               20,643
 8/31/2011            19,415                13,586               19,512
 9/30/2011            17,282                12,631               17,327
10/31/2011            19,774                14,011               19,873
11/30/2011            19,026                13,981               19,091
12/31/2011            19,900                14,124               19,989
 1/31/2012            21,158                14,756               21,274
 2/29/2012            20,934                15,395               21,037
 3/31/2012            22,011                15,901               22,139
 4/30/2012            22,640                15,801               22,804
 5/31/2012            21,606                14,852               21,764
 6/30/2012            22,825                15,464               22,968
 7/31/2012            23,275                15,678               23,405
 8/31/2012            23,240                16,032               23,342
 9/30/2012            22,807                16,446               22,882
10/31/2012            22,631                16,142               22,673
11/30/2012            22,553                16,236               22,560
12/31/2012            23,379                16,384               23,411
 1/31/2013            24,204                17,232               24,206
 2/28/2013            24,471                17,466               24,408
 3/31/2013            25,145                18,121               25,058
 4/30/2013            26,843                18,470               26,782
 5/31/2013            25,243                18,903               25,178
 6/30/2013            24,771                18,649               24,735
 7/31/2013            24,986                19,598               24,925             Past performance is not predictive of
 8/31/2013            23,227                19,030               23,216             future performance.
 9/30/2013            23,951                19,627               23,957
10/31/2013            24,958                20,529               24,932             The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           AVERAGE ANNUAL          ONE          FIVE           TEN
           TOTAL RETURN            YEAR         YEARS         YEARS                 The Dow Jones data are provided by S&P
           ----------------------------------------------------------------         Dow Jones Indices, LLC a part of McGraw
                                  10.28%        15.18%        9.58%                 Hill Financial.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                         [CHART]

                   Large Cap International       MSCI World ex USA
                          Portfolio             Index (net dividends)
                 --------------------------     --------------------
10/31/2003                $10,000                     $10,000
11/30/2003                 10,216                      10,227
12/31/2003                 10,973                      11,011
 1/31/2004                 11,114                      11,164
 2/29/2004                 11,363                      11,421
 3/31/2004                 11,448                      11,478
 4/30/2004                 11,093                      11,178
 5/31/2004                 11,178                      11,230
 6/30/2004                 11,489                      11,489
 7/31/2004                 11,059                      11,139
 8/31/2004                 11,130                      11,185
 9/30/2004                 11,349                      11,511
10/31/2004                 11,731                      11,925
11/30/2004                 12,473                      12,718
12/31/2004                 13,037                      13,255
 1/31/2005                 12,804                      12,994
 2/28/2005                 13,298                      13,572
 3/31/2005                 12,985                      13,264
 4/30/2005                 12,723                      12,926
 5/31/2005                 12,643                      12,950
 6/30/2005                 12,825                      13,161
 7/31/2005                 13,216                      13,586
 8/31/2005                 13,702                      13,961
 9/30/2005                 14,156                      14,599
10/31/2005                 13,845                      14,127
11/30/2005                 14,060                      14,501
12/31/2005                 14,794                      15,173
 1/31/2006                 15,658                      16,133
 2/28/2006                 15,553                      16,079
 3/31/2006                 16,127                      16,589
 4/30/2006                 16,910                      17,382
 5/31/2006                 16,298                      16,722
 6/30/2006                 16,234                      16,700
 7/31/2006                 16,408                      16,857
 8/31/2006                 16,839                      17,336
 9/30/2006                 16,832                      17,322
10/31/2006                 17,478                      18,006
11/30/2006                 17,996                      18,543
12/31/2006                 18,471                      19,074
 1/31/2007                 18,708                      19,191
 2/28/2007                 18,761                      19,344
 3/31/2007                 19,280                      19,840
 4/30/2007                 19,961                      20,742
 5/31/2007                 20,581                      21,203
 6/30/2007                 20,543                      21,224
 7/31/2007                 20,155                      20,931
 8/31/2007                 20,015                      20,628
 9/30/2007                 21,114                      21,800
10/31/2007                 22,056                      22,748
11/30/2007                 21,269                      21,858
12/31/2007                 20,773                      21,447
 1/31/2008                 19,199                      19,513
 2/29/2008                 19,183                      19,867
 3/31/2008                 19,116                      19,583
 4/30/2008                 20,127                      20,672
 5/31/2008                 20,549                      20,986
 6/30/2008                 18,913                      19,354
 7/31/2008                 18,224                      18,665
 8/31/2008                 17,447                      17,943
 9/30/2008                 15,325                      15,353
10/31/2008                 12,094                      12,159
11/30/2008                 11,367                      11,500
12/31/2008                 12,164                      12,106
 1/31/2009                 10,798                      10,976
 2/28/2009                  9,711                       9,865
 3/31/2009                 10,458                      10,515
 4/30/2009                 11,648                      11,871
 5/31/2009                 13,275                      13,373
 6/30/2009                 13,091                      13,234
 7/31/2009                 14,348                      14,477
 8/31/2009                 14,910                      15,170
 9/30/2009                 15,545                      15,796
10/31/2009                 15,141                      15,543
11/30/2009                 15,704                      15,927
12/31/2009                 15,891                      16,181
 1/31/2010                 15,069                      15,423
 2/28/2010                 15,170                      15,407
 3/31/2010                 16,126                      16,399
 4/30/2010                 15,812                      16,155
 5/31/2010                 14,088                      14,372
 6/30/2010                 13,859                      14,164
 7/31/2010                 15,290                      15,473
 8/31/2010                 14,764                      15,011
 9/30/2010                 16,217                      16,451
10/31/2010                 16,806                      17,037
11/30/2010                 16,070                      16,315
12/31/2010                 17,361                      17,629
 1/31/2011                 17,753                      18,009
 2/28/2011                 18,451                      18,676
 3/31/2011                 18,028                      18,302
 4/30/2011                 19,060                      19,299
 5/31/2011                 18,518                      18,727
 6/30/2011                 18,255                      18,460
 7/31/2011                 17,883                      18,156
 8/31/2011                 16,383                      16,621
 9/30/2011                 14,579                      14,952
10/31/2011                 15,990                      16,406
11/30/2011                 15,588                      15,648
12/31/2011                 15,229                      15,477
 1/31/2012                 16,149                      16,312
 2/29/2012                 16,933                      17,209
 3/31/2012                 16,903                      17,082
 4/30/2012                 16,578                      16,792
 5/31/2012                 14,743                      14,878
 6/30/2012                 15,719                      15,852
 7/31/2012                 15,765                      16,050
 8/31/2012                 16,299                      16,508
 9/30/2012                 16,784                      17,009
10/31/2012                 16,932                      17,128
11/30/2012                 17,274                      17,488
12/31/2012                 17,932                      18,017
 1/31/2013                 18,659                      18,903
 2/28/2013                 18,408                      18,715
 3/31/2013                 18,658                      18,863
 4/30/2013                 19,461                      19,722
 5/31/2013                 18,948                      19,281
 6/30/2013                 18,392                      18,558
 7/31/2013                 19,406                      19,546
 8/31/2013                 19,122                      19,294
 9/30/2013                 20,472                      20,657
10/31/2013                 21,139                      21,350            Past performance is not predictive of
                                                                         future performance.

                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               24.85%      11.82%      7.77%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-OCTOBER 31, 2013

                                    [CHART]

                    International Core           MSCI World ex USA
                     Equity Portfolio          Index (net dividends)
                 ------------------------      ---------------------
 9/15/2005               $10,000                      $10,000
 9/30/2005                10,100                       10,171
10/31/2005                 9,860                        9,842
11/30/2005                10,070                       10,103
12/31/2005                10,636                       10,571
 1/31/2006                11,329                       11,240
 2/28/2006                11,339                       11,202
 3/31/2006                11,781                       11,557
 4/30/2006                12,343                       12,110
 5/31/2006                11,841                       11,650
 6/30/2006                11,703                       11,635
 7/31/2006                11,763                       11,744
 8/31/2006                12,108                       12,078
 9/30/2006                12,173                       12,068
10/31/2006                12,652                       12,545
11/30/2006                13,097                       12,919
12/31/2006                13,502                       13,289
 1/31/2007                13,749                       13,370
 2/28/2007                13,821                       13,477
 3/31/2007                14,258                       13,822
 4/30/2007                14,792                       14,451
 5/31/2007                15,203                       14,772
 6/30/2007                15,112                       14,787
 7/31/2007                14,852                       14,583
 8/31/2007                14,571                       14,372
 9/30/2007                15,193                       15,188
10/31/2007                15,913                       15,848
11/30/2007                15,040                       15,228
12/31/2007                14,649                       14,942
 1/31/2008                13,545                       13,595
 2/29/2008                13,566                       13,841
 3/31/2008                13,629                       13,644
 4/30/2008                14,192                       14,402
 5/31/2008                14,426                       14,621
 6/30/2008                13,086                       13,484
 7/31/2008                12,567                       13,004
 8/31/2008                12,091                       12,501
 9/30/2008                10,548                       10,696
10/31/2008                 8,158                        8,471
11/30/2008                 7,666                        8,012
12/31/2008                 8,202                        8,434
 1/31/2009                 7,312                        7,647
 2/28/2009                 6,544                        6,873
 3/31/2009                 7,095                        7,326
 4/30/2009                 8,164                        8,271
 5/31/2009                 9,398                        9,317
 6/30/2009                 9,319                        9,220
 7/31/2009                10,246                       10,086
 8/31/2009                10,815                       10,569
 9/30/2009                11,340                       11,005
10/31/2009                10,997                       10,829
11/30/2009                11,289                       11,097
12/31/2009                11,424                       11,273
 1/31/2010                10,940                       10,745
 2/28/2010                10,951                       10,734
 3/31/2010                11,769                       11,425
 4/30/2010                11,712                       11,255
 5/31/2010                10,336                       10,013
 6/30/2010                10,163                        9,868
 7/31/2010                11,238                       10,780
 8/31/2010                10,781                       10,458
 9/30/2010                11,933                       11,461
10/31/2010                12,369                       11,869
11/30/2010                11,876                       11,367
12/31/2010                13,013                       12,282
 1/31/2011                13,349                       12,547
 2/28/2011                13,799                       13,012
 3/31/2011                13,557                       12,751
 4/30/2011                14,287                       13,446
 5/31/2011                13,847                       13,047
 6/30/2011                13,602                       12,861
 7/31/2011                13,297                       12,649
 8/31/2011                12,122                       11,580
 9/30/2011                10,709                       10,417
10/31/2011                11,690                       11,430
11/30/2011                11,336                       10,902
12/31/2011                11,047                       10,783
 1/31/2012                11,858                       11,365
 2/29/2012                12,466                       11,990
 3/31/2012                12,465                       11,901
 4/30/2012                12,190                       11,699
 5/31/2012                10,732                       10,365
 6/30/2012                11,390                       11,044
 7/31/2012                11,378                       11,182
 8/31/2012                11,779                       11,501
 9/30/2012                12,197                       11,850
10/31/2012                12,332                       11,933
11/30/2012                12,539                       12,184
12/31/2012                13,117                       12,552
 1/31/2013                13,683                       13,170
 2/28/2013                13,535                       13,039
 3/31/2013                13,699                       13,142
 4/30/2013                14,228                       13,741
 5/31/2013                13,908                       13,433
 6/30/2013                13,483                       12,930
 7/31/2013                14,321                       13,617
 8/31/2013                14,171                       13,442
 9/30/2013                15,255                       14,392
10/31/2013                15,782                       14,875           Past performance is not predictive of
                                                                        future performance.

                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE          FROM              redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      09/15/2005
         ---------------------------------------------------------      MSCI data copyright MSCI 2013, all
                             27.98%     14.11%       5.78%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                   International Small          MSCI World ex USA Small
                    Company Portfolio          Cap Index (net dividends)
                --------------------------     -------------------------
10/31/03                 $10,000                       $10,000
11/30/03                  10,055                        10,009
12/31/03                  10,624                        10,620
 1/31/04                  11,218                        11,076
 2/29/04                  11,553                        11,412
 3/31/04                  12,017                        11,852
 4/30/04                  11,655                        11,428
 5/31/04                  11,525                        11,305
 6/30/04                  12,062                        11,876
 7/31/04                  11,621                        11,352
 8/31/04                  11,724                        11,411
 9/30/04                  12,003                        11,723
10/31/04                  12,389                        12,157
11/30/04                  13,283                        13,129
12/31/04                  13,909                        13,741
 1/31/05                  14,239                        13,953
 2/28/05                  14,869                        14,546
 3/31/05                  14,607                        14,309
 4/30/05                  14,258                        13,906
 5/31/05                  14,016                        13,939
 6/30/05                  14,369                        14,309
 7/31/05                  14,888                        14,930
 8/31/05                  15,544                        15,388
 9/30/05                  15,915                        16,012
10/31/05                  15,600                        15,429
11/30/05                  15,905                        15,943
12/31/05                  16,963                        17,183
 1/31/06                  18,135                        18,408
 2/28/06                  18,021                        18,177
 3/31/06                  18,851                        19,031
 4/30/06                  19,743                        19,917
 5/31/06                  18,747                        18,816
 6/30/06                  18,387                        18,358
 7/31/06                  18,188                        17,910
 8/31/06                  18,670                        18,433
 9/30/06                  18,808                        18,384
10/31/06                  19,555                        19,114
11/30/06                  20,439                        19,936
12/31/06                  21,183                        20,526
 1/31/07                  21,775                        20,945
 2/28/07                  22,083                        21,312
 3/31/07                  22,909                        22,018
 4/30/07                  23,666                        22,868
 5/31/07                  24,150                        23,205
 6/30/07                  24,111                        23,155
 7/31/07                  24,122                        23,012
 8/31/07                  23,190                        21,799
 9/30/07                  23,700                        22,291
10/31/07                  24,980                        23,796
11/30/07                  23,155                        21,840
12/31/07                  22,382                        21,200
 1/31/08                  20,679                        19,145
 2/29/08                  21,203                        20,054
 3/31/08                  21,231                        19,832
 4/30/08                  21,684                        20,315
 5/31/08                  22,257                        20,725
 6/30/08                  20,609                        19,125
 7/31/08                  19,618                        18,161
 8/31/08                  18,844                        17,489
 9/30/08                  15,987                        14,413
10/31/08                  12,242                        10,855
11/30/08                  11,610                        10,329
12/31/08                  12,563                        11,018
 1/31/09                  11,570                        10,378
 2/28/09                  10,516                         9,430
 3/31/09                  11,212                        10,036
 4/30/09                  12,698                        11,583
 5/31/09                  14,589                        13,297
 6/30/09                  14,742                        13,456
 7/31/09                  15,848                        14,538
 8/31/09                  16,854                        15,658
 9/30/09                  17,750                        16,538
10/31/09                  17,426                        16,283
11/30/09                  17,663                        16,410
12/31/09                  17,834                        16,617
 1/31/10                  17,559                        16,398
 2/28/10                  17,534                        16,305
 3/31/10                  18,786                        17,517
 4/30/10                  19,074                        17,863
 5/31/10                  16,817                        15,717
 6/30/10                  16,778                        15,569
 7/31/10                  18,311                        16,904
 8/31/10                  17,766                        16,465
 9/30/10                  19,720                        18,333
10/31/10                  20,495                        19,089
11/30/10                  19,923                        18,589
12/31/10                  22,099                        20,690
 1/31/11                  22,369                        20,799
 2/28/11                  23,051                        21,390
 3/31/11                  23,015                        21,370
 4/30/11                  24,109                        22,430
 5/31/11                  23,439                        21,809
 6/30/11                  22,964                        21,337
 7/31/11                  22,742                        21,220
 8/31/11                  20,960                        19,544
 9/30/11                  18,483                        17,300
10/31/11                  19,895                        18,705
11/30/11                  19,267                        17,765
12/31/11                  18,707                        17,419
 1/31/12                  20,302                        18,858
 2/29/12                  21,329                        19,926
 3/31/12                  21,412                        19,794
 4/30/12                  21,155                        19,691
 5/31/12                  18,693                        17,377
 6/30/12                  19,424                        17,977
 7/31/12                  19,369                        18,116
 8/31/12                  20,041                        18,636
 9/30/12                  20,877                        19,519
10/31/12                  21,015                        19,614
11/30/12                  21,194                        19,715
12/31/12                  22,234                        20,464
 1/31/13                  23,211                        21,449
 2/28/13                  23,198                        21,525
 3/31/13                  23,619                        21,945
 4/30/13                  24,247                        22,582
 5/31/13                  23,717                        22,052
 6/30/13                  23,088                        21,180
 7/31/13                  24,616                        22,504
 8/31/13                  24,531                        22,464
 9/30/13                  26,551                        24,350              Past performance is not predictive of
10/31/13                  27,457                        25,070              future performance.

                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          -----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                30.66%       17.53%      10.63%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                        [CHART]

                     Japanese Small             MSCI Japan Small Cap
                    Company Portfolio           Index (net dividends)
                 --------------------------     ---------------------
10/31/2003                $10,000                    $10,000
11/30/2003                  9,375                      9,313
12/31/2003                  9,926                      9,979
 1/31/2004                 10,394                     10,342
 2/29/2004                 10,456                     10,315
 3/31/2004                 12,558                     12,206
 4/30/2004                 12,152                     11,818
 5/31/2004                 11,569                     11,231
 6/30/2004                 12,664                     12,412
 7/31/2004                 11,869                     11,395
 8/31/2004                 12,046                     11,514
 9/30/2004                 11,754                     11,167
10/31/2004                 11,984                     11,373
11/30/2004                 12,355                     11,868
12/31/2004                 12,945                     12,443
 1/31/2005                 13,463                     12,866
 2/28/2005                 13,955                     13,112
 3/31/2005                 14,035                     13,081
 4/30/2005                 13,651                     12,975
 5/31/2005                 13,410                     12,736
 6/30/2005                 13,662                     12,908
 7/31/2005                 13,948                     13,274
 8/31/2005                 14,708                     13,729
 9/30/2005                 15,308                     14,587
10/31/2005                 15,773                     14,879
11/30/2005                 16,077                     15,515
12/31/2005                 17,902                     17,613
 1/31/2006                 18,658                     18,174
 2/28/2006                 17,533                     16,991
 3/31/2006                 18,307                     17,753
 4/30/2006                 18,658                     17,841
 5/31/2006                 17,335                     16,410
 6/30/2006                 16,670                     15,896
 7/31/2006                 15,874                     14,845
 8/31/2006                 16,127                     15,240
 9/30/2006                 15,841                     14,906
10/31/2006                 15,714                     14,811
11/30/2006                 15,606                     14,686
12/31/2006                 15,741                     14,772
 1/31/2007                 16,060                     15,059
 2/28/2007                 16,707                     15,653
 3/31/2007                 16,570                     15,509
 4/30/2007                 16,343                     15,243
 5/31/2007                 16,005                     14,880
 6/30/2007                 16,263                     14,978
 7/31/2007                 16,346                     14,974
 8/31/2007                 15,658                     14,062
 9/30/2007                 15,636                     13,976
10/31/2007                 15,737                     14,482
11/30/2007                 15,370                     13,873
12/31/2007                 14,398                     13,043
 1/31/2008                 14,001                     12,402
 2/29/2008                 13,881                     12,538
 3/31/2008                 14,153                     12,542
 4/30/2008                 14,255                     12,698
 5/31/2008                 14,773                     13,089
 6/30/2008                 14,072                     12,286
 7/31/2008                 13,679                     11,883
 8/31/2008                 12,923                     11,358
 9/30/2008                 12,074                     10,249
10/31/2008                 11,195                      9,167
11/30/2008                 11,485                      9,542
12/31/2008                 12,654                     10,285
 1/31/2009                 11,785                      9,746
 2/28/2009                 10,246                      8,465
 3/31/2009                 10,720                      8,763
 4/30/2009                 11,146                      9,212
 5/31/2009                 12,517                     10,339
 6/30/2009                 13,345                     10,997
 7/31/2009                 13,621                     11,272
 8/31/2009                 14,337                     11,904
 9/30/2009                 14,182                     11,857
10/31/2009                 13,667                     11,423
11/30/2009                 13,113                     11,014
12/31/2009                 13,059                     10,809
 1/31/2010                 13,232                     11,042
 2/28/2010                 13,482                     11,252
 3/31/2010                 14,167                     11,764
 4/30/2010                 14,580                     12,082
 5/31/2010                 13,359                     11,244
 6/30/2010                 13,565                     11,294
 7/31/2010                 13,798                     11,431
 8/31/2010                 13,420                     11,189
 9/30/2010                 14,013                     11,646
10/31/2010                 13,712                     11,550
11/30/2010                 14,051                     11,775
12/31/2010                 15,344                     12,964
 1/31/2011                 15,686                     13,118
 2/28/2011                 16,409                     13,645
 3/31/2011                 15,383                     12,803
 4/30/2011                 15,305                     12,815
 5/31/2011                 15,051                     12,625
 6/30/2011                 15,800                     13,095
 7/31/2011                 16,372                     13,639
 8/31/2011                 15,928                     13,081
 9/30/2011                 15,842                     13,093
10/31/2011                 15,023                     12,610
11/30/2011                 15,270                     12,269
12/31/2011                 15,189                     12,460
 1/31/2012                 16,144                     12,971
 2/29/2012                 16,163                     13,112
 3/31/2012                 16,621                     13,462
 4/30/2012                 16,273                     13,267
 5/31/2012                 14,911                     12,166
 6/30/2012                 15,700                     12,685
 7/31/2012                 15,168                     12,486
 8/31/2012                 15,168                     12,415
 9/30/2012                 15,385                     12,758
10/31/2012                 15,054                     12,482
11/30/2012                 15,265                     12,568
12/31/2012                 15,822                     12,960
 1/31/2013                 16,318                     13,445
 2/28/2013                 16,713                     13,900
 3/31/2013                 17,989                     15,023
 4/30/2013                 18,941                     16,011
 5/31/2013                 17,392                     14,743
 6/30/2013                 17,544                     14,702
 7/31/2013                 17,959                     14,942
 8/31/2013                 17,554                     14,740
 9/30/2013                 19,529                     16,418
10/31/2013                 19,579                     16,351             Past performance is not predictive of
                                                                         future performance.

                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               30.06%      11.83%      6.95%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                       [CHART]

                   Asia Pacific Small          MSCI Pacific ex Japan Small Cap
                   Company Portfolio                Index (net dividends)
               --------------------------     ---------------------------------
10/31/2003               $10,000                           $10,000
11/30/2003                10,075                             9,956
12/31/2003                10,520                            10,608
 1/31/2004                11,178                            11,042
 2/29/2004                11,507                            11,376
 3/31/2004                11,143                            11,398
 4/30/2004                10,329                            10,754
 5/31/2004                10,251                            10,705
 6/30/2004                10,287                            10,718
 7/31/2004                10,470                            11,122
 8/31/2004                10,715                            11,489
 9/30/2004                11,372                            12,174
10/31/2004                11,908                            12,954
11/30/2004                12,768                            13,951
12/31/2004                13,056                            14,540
 1/31/2005                13,352                            14,667
 2/28/2005                13,729                            15,134
 3/31/2005                13,262                            14,704
 4/30/2005                12,813                            14,465
 5/31/2005                12,517                            14,651
 6/30/2005                13,080                            15,452
 7/31/2005                13,514                            16,095
 8/31/2005                13,867                            16,082
 9/30/2005                14,374                            16,893
10/31/2005                13,556                            15,901
11/30/2005                13,892                            16,504
12/31/2005                14,100                            16,828
 1/31/2006                15,048                            17,791
 2/28/2006                15,262                            17,969
 3/31/2006                16,034                            18,730
 4/30/2006                16,946                            19,938
 5/31/2006                15,988                            18,920
 6/30/2006                15,876                            18,690
 7/31/2006                16,176                            18,882
 8/31/2006                16,570                            19,498
 9/30/2006                16,738                            19,820
10/31/2006                18,105                            21,202
11/30/2006                19,105                            22,491
12/31/2006                19,643                            23,330
 1/31/2007                20,153                            23,923
 2/28/2007                20,682                            24,379
 3/31/2007                21,758                            25,637
 4/30/2007                23,278                            27,414
 5/31/2007                25,258                            28,491
 6/30/2007                26,288                            29,231
 7/31/2007                26,695                            29,224
 8/31/2007                24,690                            27,343
 9/30/2007                27,579                            29,769
10/31/2007                29,986                            31,804
11/30/2007                27,998                            29,249
12/31/2007                27,511                            28,847
 1/31/2008                24,739                            24,981
 2/29/2008                25,489                            26,465
 3/31/2008                24,250                            24,796
 4/30/2008                25,936                            26,455
 5/31/2008                27,067                            26,740
 6/30/2008                24,392                            23,749
 7/31/2008                22,950                            22,656
 8/31/2008                21,337                            20,816
 9/30/2008                17,670                            16,752
10/31/2008                11,787                            10,835
11/30/2008                10,656                             9,653
12/31/2008                11,818                            10,774
 1/31/2009                10,356                             9,588
 2/28/2009                 9,786                             8,993
 3/31/2009                11,303                            10,281
 4/30/2009                12,986                            12,122
 5/31/2009                16,342                            15,028
 6/30/2009                16,460                            15,451
 7/31/2009                18,831                            17,683
 8/31/2009                19,691                            18,591
 9/30/2009                21,219                            20,149
10/31/2009                21,682                            20,632
11/30/2009                22,693                            21,225
12/31/2009                23,286                            22,073
 1/31/2010                22,019                            20,661
 2/28/2010                22,402                            20,920
 3/31/2010                24,244                            22,645
 4/30/2010                24,564                            23,278
 5/31/2010                21,160                            19,763
 6/30/2010                20,894                            19,650
 7/31/2010                23,207                            21,650
 8/31/2010                23,175                            21,602
 9/30/2010                26,690                            24,845
10/31/2010                27,830                            25,948
11/30/2010                27,450                            25,601
12/31/2010                30,135                            28,185
 1/31/2011                29,483                            27,365
 2/28/2011                29,663                            27,515
 3/31/2011                30,286                            28,360
 4/30/2011                31,557                            29,507
 5/31/2011                30,623                            28,831
 6/30/2011                29,582                            27,806
 7/31/2011                30,060                            28,216
 8/31/2011                27,956                            26,254
 9/30/2011                22,737                            21,480
10/31/2011                26,274                            25,000
11/30/2011                25,567                            23,295
12/31/2011                24,070                            22,548
 1/31/2012                26,552                            24,889
 2/29/2012                28,558                            26,824
 3/31/2012                28,131                            25,984
 4/30/2012                28,012                            26,125
 5/31/2012                24,514                            22,734
 6/30/2012                25,022                            23,052
 7/31/2012                25,383                            23,810
 8/31/2012                26,227                            24,191
 9/30/2012                27,518                            25,477
10/31/2012                28,136                            26,003
11/30/2012                28,523                            26,259
12/31/2012                29,852                            26,918
 1/31/2013                31,342                            28,345
 2/28/2013                31,468                            28,681
 3/31/2013                31,605                            28,754
 4/30/2013                31,067                            28,526
 5/31/2013                28,750                            26,426
 6/30/2013                26,722                            24,166
 7/31/2013                28,024                            25,132                 Past performance is not predictive of
 8/31/2013                28,237                            25,350                 future performance.
 9/30/2013                30,215                            27,300
10/31/2013                31,079                            27,778                 The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           ----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  10.46%        21.40%        12.01%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                  [CHART]

                United Kingdom Small          MSCI UK Small Cap
                 Company Portfolio          Index (net dividends)
             --------------------------     ---------------------
10/31/2003            $10,000                      $10,000
11/30/2003             10,047                       10,083
12/31/2003             10,602                       10,649
 1/31/2004             11,391                       11,551
 2/29/2004             12,043                       12,334
 3/31/2004             11,880                       12,287
 4/30/2004             11,445                       11,859
 5/31/2004             11,461                       11,852
 6/30/2004             11,849                       12,264
 7/31/2004             11,404                       11,709
 8/31/2004             11,322                       11,548
 9/30/2004             11,640                       11,928
10/31/2004             12,004                       12,382
11/30/2004             12,966                       13,383
12/31/2004             13,499                       14,155
 1/31/2005             13,877                       14,473
 2/28/2005             14,348                       14,815
 3/31/2005             14,019                       14,630
 4/30/2005             13,542                       13,969
 5/31/2005             13,274                       13,845
 6/30/2005             13,513                       14,058
 7/31/2005             13,777                       14,476
 8/31/2005             14,551                       15,176
 9/30/2005             14,377                       15,203
10/31/2005             13,970                       14,740
11/30/2005             14,566                       15,475
12/31/2005             15,203                       16,144
 1/31/2006             16,388                       17,459
 2/28/2006             16,608                       17,732
 3/31/2006             16,879                       18,091
 4/30/2006             17,723                       19,049
 5/31/2006             17,358                       18,626
 6/30/2006             17,337                       18,468
 7/31/2006             17,457                       18,324
 8/31/2006             18,186                       18,983
 9/30/2006             18,710                       19,540
10/31/2006             19,761                       20,659
11/30/2006             20,997                       21,998
12/31/2006             22,136                       23,030
 1/31/2007             22,278                       22,976
 2/28/2007             22,271                       23,048
 3/31/2007             23,305                       24,001
 4/30/2007             24,102                       25,193
 5/31/2007             24,419                       25,355
 6/30/2007             23,518                       24,617
 7/31/2007             23,382                       24,478
 8/31/2007             23,239                       23,581
 9/30/2007             22,430                       22,245
10/31/2007             24,215                       24,689
11/30/2007             21,404                       21,832
12/31/2007             20,270                       20,736
 1/31/2008             18,901                       19,068
 2/29/2008             19,167                       19,714
 3/31/2008             19,088                       19,466
 4/30/2008             19,405                       19,828
 5/31/2008             19,456                       19,922
 6/30/2008             17,901                       18,560
 7/31/2008             17,266                       17,819
 8/31/2008             16,975                       17,353
 9/30/2008             14,349                       14,162
10/31/2008             10,495                       10,232
11/30/2008              9,745                        9,283
12/31/2008              9,522                        9,048
 1/31/2009              9,292                        8,998
 2/28/2009              8,906                        8,700
 3/31/2009              9,288                        9,205
 4/30/2009             11,230                       11,319
 5/31/2009             12,376                       12,515
 6/30/2009             12,430                       12,603
 7/31/2009             13,506                       13,763
 8/31/2009             14,552                       15,090
 9/30/2009             14,974                       15,438
10/31/2009             14,989                       15,460
11/30/2009             14,936                       15,299
12/31/2009             15,243                       15,677
 1/31/2010             15,091                       15,604
 2/28/2010             14,572                       14,905
 3/31/2010             15,787                       16,219
 4/30/2010             16,360                       16,866
 5/31/2010             14,503                       14,839
 6/30/2010             14,777                       14,903
 7/31/2010             16,767                       16,696
 8/31/2010             16,142                       16,242
 9/30/2010             17,860                       18,032
10/31/2010             18,791                       18,801
11/30/2010             17,860                       18,018
12/31/2010             19,676                       19,903
 1/31/2011             19,957                       20,095
 2/28/2011             20,552                       20,625
 3/31/2011             20,160                       20,269
 4/30/2011             21,940                       22,127
 5/31/2011             21,799                       21,847
 6/30/2011             21,103                       21,111
 7/31/2011             20,953                       21,053
 8/31/2011             18,856                       18,905
 9/30/2011             16,947                       16,912
10/31/2011             18,738                       18,760
11/30/2011             18,162                       18,032
12/31/2011             17,591                       17,430
 1/31/2012             19,138                       19,198
 2/29/2012             20,701                       20,981
 3/31/2012             21,137                       21,050
 4/30/2012             21,496                       21,408
 5/31/2012             19,068                       18,756
 6/30/2012             19,995                       19,649
 7/31/2012             20,325                       20,007
 8/31/2012             21,431                       21,066
 9/30/2012             22,526                       22,190
10/31/2012             23,015                       22,649
11/30/2012             23,155                       22,657
12/31/2012             24,420                       23,700
 1/31/2013             24,847                       24,323
 2/28/2013             25,065                       24,460
 3/31/2013             25,807                       25,119
 4/30/2013             26,452                       25,747
 5/31/2013             26,686                       26,095
 6/30/2013             26,098                       25,154
 7/31/2013             28,295                       27,249           Past performance is not predictive of
 8/31/2013             28,490                       27,622           future performance.
 9/30/2013             30,406                       29,695
10/31/2013             31,487                       30,741           The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS
         ------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              36.81%     24.57%     12.15%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

                        Continental                     MSCI Europe ex
                  Small Company Portfolio     UK Small Cap Index (net dividends)
                  ------------------------    ----------------------------------
 10/31/2003                 $10,000                        $10,000
 11/30/2003                  10,518                         10,532
 12/31/2003                  11,163                         11,083
  1/31/2004                  11,705                         11,641
  2/29/2004                  12,087                         12,033
  3/31/2004                  11,836                         11,618
  4/30/2004                  11,695                         11,435
  5/31/2004                  11,816                         11,471
  6/30/2004                  12,173                         11,881
  7/31/2004                  11,770                         11,403
  8/31/2004                  11,840                         11,439
  9/30/2004                  12,451                         12,077
 10/31/2004                  12,917                         12,589
 11/30/2004                  14,294                         13,986
 12/31/2004                  15,028                         14,686
  1/31/2005                  15,241                         14,850
  2/28/2005                  16,209                         15,891
  3/31/2005                  15,762                         15,485
  4/30/2005                  15,336                         15,029
  5/31/2005                  15,368                         15,243
  6/30/2005                  15,785                         15,731
  7/31/2005                  16,758                         16,810
  8/31/2005                  17,314                         17,288
  9/30/2005                  17,752                         17,878
 10/31/2005                  16,873                         16,644
 11/30/2005                  16,926                         16,856
 12/31/2005                  17,793                         17,833
  1/31/2006                  19,499                         19,823
  2/28/2006                  20,048                         20,383
  3/31/2006                  21,337                         21,700
  4/30/2006                  22,805                         23,237
  5/31/2006                  21,695                         22,043
  6/30/2006                  21,293                         21,541
  7/31/2006                  21,233                         21,305
  8/31/2006                  21,787                         21,806
  9/30/2006                  22,070                         22,035
 10/31/2006                  23,171                         23,213
 11/30/2006                  24,768                         24,837
 12/31/2006                  25,946                         26,009
  1/31/2007                  27,143                         26,842
  2/28/2007                  27,168                         26,957
  3/31/2007                  28,750                         28,390
  4/30/2007                  30,258                         30,108
  5/31/2007                  30,832                         30,633
  6/30/2007                  30,486                         30,340
  7/31/2007                  30,310                         30,118
  8/31/2007                  29,217                         28,755
  9/30/2007                  29,859                         29,327
 10/31/2007                  31,299                         31,082
 11/30/2007                  28,975                         28,858
 12/31/2007                  28,398                         28,274
  1/31/2008                  25,689                         24,869
  2/29/2008                  26,786                         26,374
  3/31/2008                  27,629                         26,910
  4/30/2008                  27,947                         27,370
  5/31/2008                  28,475                         27,796
  6/30/2008                  26,065                         25,227
  7/31/2008                  24,681                         23,795
  8/31/2008                  23,996                         23,145
  9/30/2008                  19,813                         18,353
 10/31/2008                  14,521                         13,189
 11/30/2008                  13,384                         12,096
 12/31/2008                  14,779                         13,213
  1/31/2009                  13,100                         12,027
  2/28/2009                  11,962                         10,968
  3/31/2009                  12,821                         11,816
  4/30/2009                  14,908                         14,275
  5/31/2009                  17,077                         16,407
  6/30/2009                  16,856                         16,196
  7/31/2009                  18,193                         17,650
  8/31/2009                  19,710                         19,462
  9/30/2009                  21,392                         21,327
 10/31/2009                  20,783                         20,745
 11/30/2009                  21,405                         21,171
 12/31/2009                  21,331                         21,267
  1/31/2010                  20,970                         20,983
  2/28/2010                  20,526                         20,386
  3/31/2010                  22,039                         22,039
  4/30/2010                  21,831                         21,900
  5/31/2010                  18,720                         18,512
  6/30/2010                  18,588                         18,236
  7/31/2010                  20,815                         20,420
  8/31/2010                  19,857                         19,450
  9/30/2010                  22,600                         22,451
 10/31/2010                  23,869                         23,891
 11/30/2010                  22,008                         22,081
 12/31/2010                  24,866                         25,173
  1/31/2011                  25,561                         25,742
  2/28/2011                  25,986                         26,179
  3/31/2011                  26,865                         27,062
  4/30/2011                  28,666                         28,952
  5/31/2011                  27,687                         27,848
  6/30/2011                  26,788                         26,949
  7/31/2011                  25,263                         25,313
  8/31/2011                  22,673                         22,669
  9/30/2011                  19,238                         19,263
 10/31/2011                  21,221                         21,374
 11/30/2011                  19,802                         19,704
 12/31/2011                  19,028                         19,034
  1/31/2012                  20,830                         20,922
  2/29/2012                  22,151                         22,528
  3/31/2012                  22,195                         22,345
  4/30/2012                  21,672                         21,973
  5/31/2012                  18,707                         18,960
  6/30/2012                  19,510                         19,894
  7/31/2012                  19,317                         19,823
  8/31/2012                  20,179                         20,687
  9/30/2012                  21,241                         21,801
 10/31/2012                  21,613                         22,177
 11/30/2012                  21,881                         22,516
 12/31/2012                  23,202                         23,731
  1/31/2013                  24,953                         25,663
  2/28/2013                  24,699                         25,584
  3/31/2013                  24,145                         24,927
  4/30/2013                  25,118                         25,895
  5/31/2013                  25,582                         26,483
  6/30/2013                  24,728                         25,304
  7/31/2013                  26,873                         27,605                  Past performance is not predictive of
  8/31/2013                  26,904                         27,554                  future performance.
  9/30/2013                  29,242                         29,910
 10/31/2013                  30,905                         31,711                  The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           -----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  42.99%        16.31%        11.94%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2013

                                     [CHART]

                      DFA International                    S&P Global ex
              Real Estate Securities Portfolio   U.S. REIT Index (net dividends)
              ---------------------------------  -------------------------------
  3/1/2007                  $10,000                          $10,000
 3/31/2007                   10,480                           10,343
 4/30/2007                   10,570                           10,492
 5/31/2007                   10,780                           10,647
 6/30/2007                   10,061                            9,995
 7/31/2007                    9,459                            9,513
 8/31/2007                    9,679                            9,662
 9/30/2007                   10,130                           10,149
10/31/2007                   10,211                           10,249
11/30/2007                    9,462                            9,433
12/31/2007                    8,995                            9,061
 1/31/2008                    8,627                            8,529
 2/29/2008                    8,585                            8,635
 3/31/2008                    8,606                            8,552
 4/30/2008                    8,659                            8,703
 5/31/2008                    8,332                            8,348
 6/30/2008                    7,450                            7,505
 7/31/2008                    7,215                            7,301
 8/31/2008                    6,970                            7,088
 9/30/2008                    6,457                            6,368
10/31/2008                    4,461                            4,537
11/30/2008                    4,152                            4,234
12/31/2008                    4,325                            4,363
 1/31/2009                    3,873                            3,947
 2/28/2009                    3,356                            3,433
 3/31/2009                    3,587                            3,636
 4/30/2009                    3,950                            4,053
 5/31/2009                    4,479                            4,503
 6/30/2009                    4,578                            4,610
 7/31/2009                    4,985                            5,022
 8/31/2009                    5,535                            5,634
 9/30/2009                    5,887                            6,017
10/31/2009                    5,766                            5,922
11/30/2009                    5,832                            5,926
12/31/2009                    5,925                            6,027
 1/31/2010                    5,704                            5,831
 2/28/2010                    5,728                            5,809
 3/31/2010                    5,925                            6,011
 4/30/2010                    5,974                            6,082
 5/31/2010                    5,347                            5,414
 6/30/2010                    5,360                            5,435
 7/31/2010                    5,987                            6,026
 8/31/2010                    5,999                            6,044
 9/30/2010                    6,577                            6,624
10/31/2010                    6,859                            6,894
11/30/2010                    6,429                            6,471
12/31/2010                    6,997                            7,046
 1/31/2011                    7,025                            7,045
 2/28/2011                    7,318                            7,329
 3/31/2011                    7,332                            7,348
 4/30/2011                    7,792                            7,804
 5/31/2011                    7,750                            7,761
 6/30/2011                    7,694                            7,685
 7/31/2011                    7,569                            7,575
 8/31/2011                    7,262                            7,261
 9/30/2011                    6,328                            6,367
10/31/2011                    6,830                            6,889
11/30/2011                    6,691                            6,606
12/31/2011                    6,455                            6,440
 1/31/2012                    6,897                            6,857
 2/29/2012                    7,133                            7,133
 3/31/2012                    7,221                            7,159
 4/30/2012                    7,369                            7,331
 5/31/2012                    6,941                            6,853
 6/30/2012                    7,398                            7,322
 7/31/2012                    7,737                            7,719
 8/31/2012                    7,855                            7,792
 9/30/2012                    8,032                            8,000
10/31/2012                    8,356                            8,295
11/30/2012                    8,415                            8,352
12/31/2012                    8,611                            8,495
 1/31/2013                    8,745                            8,714
 2/28/2013                    8,811                            8,792
 3/31/2013                    9,161                            9,125
 4/30/2013                    9,644                            9,604
 5/31/2013                    8,761                            8,738
 6/30/2013                    8,445                            8,368
 7/31/2013                    8,478                            8,386                Past performance is not predictive of
 8/31/2013                    8,162                            8,091                future performance.
 9/30/2013                    8,861                            8,784
10/31/2013                    9,128                            9,045                The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL         ONE         FIVE            FROM                  redemption of fund shares.
           TOTAL RETURN           YEAR        YEARS        03/01/2007
           -----------------------------------------------------------------        The S&P data are provided by Standard
                                  9.24%       15.39%         -1.36%                 & Poor's Index Services Group.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2013

                                     [CHART]

                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     ---------------------------
  6/4/2008                   $10,000                       $10,000
 6/30/2008                     9,000                         8,970
 7/31/2008                     9,020                         8,995
 8/31/2008                     9,000                         8,979
 9/30/2008                     8,710                         8,552
10/31/2008                     6,040                         5,939
11/30/2008                     5,040                         4,955
12/31/2008                     5,632                         5,465
 1/31/2009                     4,817                         4,698
 2/28/2009                     3,982                         3,887
 3/31/2009                     4,186                         4,070
 4/30/2009                     5,051                         4,921
 5/31/2009                     5,438                         5,235
 6/30/2009                     5,408                         5,208
 7/31/2009                     5,937                         5,716
 8/31/2009                     6,670                         6,460
 9/30/2009                     7,108                         6,889
10/31/2009                     6,874                         6,673
11/30/2009                     7,159                         6,897
12/31/2009                     7,471                         7,199
 1/31/2010                     7,133                         6,884
 2/28/2010                     7,362                         7,066
 3/31/2010                     7,875                         7,557
 4/30/2010                     8,202                         7,887
 5/31/2010                     7,591                         7,270
 6/30/2010                     7,373                         7,054
 7/31/2010                     8,158                         7,772
 8/31/2010                     8,115                         7,722
 9/30/2010                     8,649                         8,231
10/31/2010                     9,031                         8,595
11/30/2010                     8,682                         8,264
12/31/2010                     9,249                         8,789
 1/31/2011                     9,448                         8,947
 2/28/2011                     9,856                         9,334
 3/31/2011                     9,786                         9,258
 4/30/2011                    10,370                         9,804
 5/31/2011                    10,428                         9,853
 6/30/2011                    10,195                         9,617
 7/31/2011                    10,218                         9,647
 8/31/2011                     9,728                         9,153
 9/30/2011                     8,583                         8,093
10/31/2011                     9,588                         9,052
11/30/2011                     9,296                         8,693
12/31/2011                     9,417                         8,843
 1/31/2012                    10,020                         9,412
 2/29/2012                    10,092                         9,489
 3/31/2012                    10,454                         9,791
 4/30/2012                    10,719                        10,055
 5/31/2012                    10,176                         9,518
 6/30/2012                    10,791                        10,090
 7/31/2012                    11,105                        10,413
 8/31/2012                    11,153                        10,448
 9/30/2012                    11,117                        10,424
10/31/2012                    11,249                        10,520
11/30/2012                    11,249                        10,526
12/31/2012                    11,599                        10,822
 1/31/2013                    11,921                        11,170
 2/28/2013                    12,037                        11,290
 3/31/2013                    12,423                        11,651
 4/30/2013                    13,182                        12,361
 5/31/2013                    12,230                        11,472
 6/30/2013                    11,921                        11,139
 7/31/2013                    11,998                        11,213                Past performance is not predictive of
 8/31/2013                    11,316                        10,573                future performance.
 9/30/2013                    11,908                        11,121
10/31/2013                    12,346                        11,548                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE            FROM                  redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        06/04/2008
          ----------------------------------------------------------------        The S&P data are provided by Standard
                                9.74%       15.37%         3.97%                  & Poor's Index Services Group.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                     [CHART]

                         DFA International              MSCI World ex USA
                    Small Cap Value Portfolio    Small Cap Index (net dividends)
                    -------------------------    -------------------------------
10/31/2003                 $10,000                          $10,000
11/30/2003                  10,044                           10,009
12/31/2003                  10,673                           10,620
01/31/2004                  11,324                           11,076
02/29/2004                  11,672                           11,412
03/31/2004                  12,162                           11,852
04/30/2004                  11,734                           11,428
05/31/2004                  11,619                           11,305
06/30/2004                  12,147                           11,876
07/31/2004                  11,724                           11,352
08/31/2004                  11,868                           11,411
09/30/2004                  12,184                           11,723
10/31/2004                  12,581                           12,157
11/30/2004                  13,682                           13,129
12/31/2004                  14,388                           13,741
01/31/2005                  14,790                           13,953
02/28/2005                  15,491                           14,546
03/31/2005                  15,345                           14,309
04/30/2005                  15,046                           13,906
05/31/2005                  14,821                           13,939
06/30/2005                  15,169                           14,309
07/31/2005                  15,746                           14,930
08/31/2005                  16,360                           15,388
09/30/2005                  16,742                           16,012
10/31/2005                  16,354                           15,429
11/30/2005                  16,657                           15,943
12/31/2005                  17,730                           17,183
01/31/2006                  19,030                           18,408
02/28/2006                  19,070                           18,177
03/31/2006                  19,979                           19,031
04/30/2006                  20,809                           19,917
05/31/2006                  19,809                           18,816
06/30/2006                  19,440                           18,358
07/31/2006                  19,370                           17,910
08/31/2006                  19,863                           18,433
09/30/2006                  20,052                           18,384
10/31/2006                  20,931                           19,114
11/30/2006                  21,942                           19,936
12/31/2006                  22,765                           20,526
01/31/2007                  23,371                           20,945
02/28/2007                  23,794                           21,312
03/31/2007                  24,828                           22,018
04/30/2007                  25,565                           22,868
05/31/2007                  26,052                           23,205
06/30/2007                  25,943                           23,155
07/31/2007                  25,877                           23,012
08/31/2007                  24,816                           21,799
09/30/2007                  25,332                           22,291
10/31/2007                  26,330                           23,796
11/30/2007                  24,191                           21,840
12/31/2007                  23,435                           21,200
01/31/2008                  21,890                           19,145
02/29/2008                  22,369                           20,054
03/31/2008                  22,577                           19,832
04/30/2008                  22,961                           20,315
05/31/2008                  23,465                           20,725
06/30/2008                  21,415                           19,125
07/31/2008                  20,463                           18,161
08/31/2008                  19,804                           17,489
09/30/2008                  16,954                           14,413
10/31/2008                  13,264                           10,855
11/30/2008                  12,529                           10,329
12/31/2008                  13,668                           11,018
01/31/2009                  12,515                           10,378
02/28/2009                  11,140                            9,430
03/31/2009                  11,867                           10,036
04/30/2009                  13,791                           11,583
05/31/2009                  15,690                           13,297
06/30/2009                  15,638                           13,456
07/31/2009                  17,094                           14,538
08/31/2009                  18,575                           15,658
09/30/2009                  19,450                           16,538
10/31/2009                  18,759                           16,283
11/30/2009                  18,847                           16,410
12/31/2009                  19,068                           16,617
01/31/2010                  18,701                           16,398
02/28/2010                  18,524                           16,305
03/31/2010                  20,028                           17,517
04/30/2010                  20,281                           17,863
05/31/2010                  17,551                           15,717
06/30/2010                  17,199                           15,569
07/31/2010                  18,871                           16,904
08/31/2010                  17,990                           16,465
09/30/2010                  20,010                           18,333
10/31/2010                  20,636                           19,089
11/30/2010                  20,049                           18,589
12/31/2010                  22,519                           20,690
01/31/2011                  22,991                           20,799
02/28/2011                  23,658                           21,390
03/31/2011                  23,776                           21,370
04/30/2011                  24,797                           22,430
05/31/2011                  23,946                           21,809
06/30/2011                  23,424                           21,337
07/31/2011                  22,974                           21,220
08/31/2011                  20,789                           19,544
09/30/2011                  18,336                           17,300
10/31/2011                  19,731                           18,705
11/30/2011                  19,093                           17,765
12/31/2011                  18,586                           17,419
01/31/2012                  20,448                           18,858
02/29/2012                  21,666                           19,926
03/31/2012                  21,693                           19,794
04/30/2012                  21,091                           19,691
05/31/2012                  18,408                           17,377
06/30/2012                  19,316                           17,977
07/31/2012                  19,261                           18,116
08/31/2012                  19,968                           18,636
09/30/2012                  20,902                           19,519
10/31/2012                  21,097                           19,614
11/30/2012                  21,389                           19,715
12/31/2012                  22,723                           20,464
01/31/2013                  23,889                           21,449
02/28/2013                  24,031                           21,525
03/31/2013                  24,521                           21,945
04/30/2013                  25,217                           22,582
05/31/2013                  24,720                           22,052
06/30/2013                  23,967                           21,180
07/31/2013                  25,754                           22,504                 Past performance is not predictive of
08/31/2013                  25,437                           22,464                 future performance.
09/30/2013                  27,902                           24,350
10/31/2013                  29,069                           25,070                 The returns shown do not reflect the
                                                                                    deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                  redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS
           -----------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                  37.79%        16.99%        11.26%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2013

                                     [CHART]

                            International Vector           MSCI World ex
                              Equity Portfolio       USA Index (net dividends)
                             --------------------     ------------------------
          08/14/2008               $10,000                   $10,000
          08/31/2008                10,050                    10,052
          09/30/2008                 8,750                     8,601
          10/31/2008                 6,740                     6,812
          11/30/2008                 6,340                     6,442
          12/31/2008                 6,798                     6,782
          01/31/2009                 6,065                     6,149
          02/28/2009                 5,392                     5,527
          03/31/2009                 5,903                     5,891
          04/30/2009                 6,919                     6,650
          05/31/2009                 7,985                     7,491
          06/30/2009                 7,932                     7,414
          07/31/2009                 8,715                     8,110
          08/31/2009                 9,274                     8,499
          09/30/2009                 9,740                     8,849
          10/31/2009                 9,404                     8,707
          11/30/2009                 9,608                     8,923
          12/31/2009                 9,715                     9,065
          01/31/2010                 9,377                     8,640
          02/28/2010                 9,357                     8,631
          03/31/2010                10,099                     9,187
          04/30/2010                10,120                     9,050
          05/31/2010                 8,870                     8,051
          06/30/2010                 8,736                     7,935
          07/31/2010                 9,659                     8,668
          08/31/2010                 9,254                     8,409
          09/30/2010                10,289                     9,216
          10/31/2010                10,684                     9,544
          11/30/2010                10,300                     9,140
          12/31/2010                11,397                     9,876
          01/31/2011                11,660                    10,089
          02/28/2011                12,050                    10,463
          03/31/2011                11,881                    10,253
          04/30/2011                12,482                    10,812
          05/31/2011                12,071                    10,491
          06/30/2011                11,823                    10,342
          07/31/2011                11,545                    10,171
          08/31/2011                10,519                     9,311
          09/30/2011                 9,260                     8,376
          10/31/2011                10,045                     9,191
          11/30/2011                 9,733                     8,766
          12/31/2011                 9,464                     8,670
          01/31/2012                10,238                     9,138
          02/29/2012                10,780                     9,641
          03/31/2012                10,780                     9,570
          04/30/2012                10,514                     9,407
          05/31/2012                 9,219                     8,335
          06/30/2012                 9,745                     8,881
          07/31/2012                 9,700                     8,991
          08/31/2012                10,038                     9,248
          09/30/2012                10,435                     9,529
          10/31/2012                10,537                     9,595
          11/30/2012                10,706                     9,797
          12/31/2012                11,253                    10,093
          01/31/2013                11,755                    10,590
          02/28/2013                11,652                    10,484
          03/31/2013                11,784                    10,567
          04/30/2013                12,218                    11,049
          05/31/2013                11,944                    10,801
          06/30/2013                11,564                    10,397
          07/31/2013                12,305                    10,950              Past performance is not predictive of
          08/31/2013                12,213                    10,809              future performance.
          09/30/2013                13,183                    11,573
          10/31/2013                13,648                    11,961              The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE            FROM                 redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        08/14/2008
          -----------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                29.52%       15.15%         6.15%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2013

                                     [CHART]

                         World Ex U.S.        MSCI All Country World
                       Value Portfolio      ex USA Index (net dividends)
                      ------------------   -----------------------------
        08/23/2010         $10,000                   $10,000
        08/31/2010           9,890                     9,920
        09/30/2010          10,980                    10,906
        10/31/2010          11,350                    11,278
        11/30/2010          10,850                    10,843
        12/31/2010          11,859                    11,692
        01/31/2011          12,122                    11,807
        02/28/2011          12,385                    12,118
        03/31/2011          12,311                    12,090
        04/30/2011          12,899                    12,681
        05/31/2011          12,433                    12,315
        06/30/2011          12,238                    12,136
        07/31/2011          11,920                    11,971
        08/31/2011          10,670                    10,945
        09/30/2011           9,314                     9,727
        10/31/2011          10,261                    10,752
        11/30/2011           9,880                    10,203
        12/31/2011           9,590                    10,089
        01/31/2012          10,422                    10,774
        02/29/2012          10,984                    11,379
        03/31/2012          10,811                    11,222
        04/30/2012          10,436                    11,045
        05/31/2012           9,177                     9,791
        06/30/2012           9,755                    10,369
        07/31/2012           9,703                    10,515
        08/31/2012          10,041                    10,735
        09/30/2012          10,475                    11,136
        10/31/2012          10,538                    11,179
        11/30/2012          10,687                    11,392
        12/31/2012          11,281                    11,787
        01/31/2013          11,720                    12,266
        02/28/2013          11,442                    12,137
        03/31/2013          11,460                    12,161
        04/30/2013          11,899                    12,608
        05/31/2013          11,696                    12,316
        06/30/2013          11,154                    11,782
        07/31/2013          11,796                    12,298                Past performance is not predictive of
        08/31/2013          11,666                    12,128                future performance.
        09/30/2013          12,556                    12,971
        10/31/2013          13,026                    13,447                The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
          AVERAGE ANNUAL         ONE            FROM                        redemption of fund shares.
          TOTAL RETURN           YEAR        08/23/2010
          ----------------------------------------------------              MSCI data copyright MSCI 2013, all
                                23.61%         8.64%                        rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2013

                                       [CHART]

               World Ex U.S. Targeted        MSCI All Country World ex USA
                  Value Portfolio            Small Cap Index (net dividends)
               -----------------------     ----------------------------------
    11/01/2012        $10,000                          $10,000
    11/30/2012         10,120                           10,013
    12/31/2012         10,735                           10,417
    01/31/2013         11,157                           10,868
    02/28/2013         11,147                           10,925
    03/31/2013         11,278                           11,098
    04/30/2013         11,549                           11,398
    05/31/2013         11,298                           11,175
    06/30/2013         10,766                           10,607
    07/31/2013         11,376                           11,134                   Past performance is not predictive of
    08/31/2013         11,193                           11,038                   future performance.
    09/30/2013         12,191                           11,920
    10/31/2013         12,690                           12,289                   The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
             AVERAGE ANNUAL            FROM                                      redemption of fund shares.
             TOTAL RETURN           11/01/2012
             -----------------------------------------                           MSCI data copyright MSCI 2013, all
                                      26.90%                                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2013

                                    [CHART]

                           World Ex U.S. Core        MSCI All Country World
                            Equity Portfolio      ex USA Index (net dividends)
                           ------------------     ----------------------------
          04/09/2013            $10,000                  $10,000
          04/30/2013             10,160                   10,415
          05/31/2013              9,890                   10,174
          06/30/2013              9,485                    9,733
          07/31/2013              9,971                   10,159
          08/31/2013              9,830                   10,019
          09/30/2013             10,575                   10,715                  Past performance is not predictive of
          10/31/2013             10,962                   11,108                  future performance.

                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
                                        FROM                                      redemption of fund shares.
               TOTAL RETURN          04/09/2013
               ----------------------------------------                           MSCI data copyright MSCI 2013, all
                                       9.62%                                      rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2013

                                    [CHART]

                  Selectively Hedged Global       MSCI All Country World
                      Equity Portfolio             Index (net dividends)
                  -------------------------       -----------------------
  11/14/2011                $10,000                        $10,000
  11/30/2011                  9,920                          9,873
  12/31/2011                  9,828                          9,853
   1/31/2012                 10,533                         10,426
   2/29/2012                 11,077                         10,951
   3/31/2012                 11,141                         11,024
   4/30/2012                 10,939                         10,898
   5/31/2012                  9,962                          9,921
   6/30/2012                 10,442                         10,410
   7/31/2012                 10,463                         10,553
   8/31/2012                 10,748                         10,782
   9/30/2012                 11,122                         11,122
  10/31/2012                 11,112                         11,048
  11/30/2012                 11,265                         11,189
  12/31/2012                 11,718                         11,443
   1/31/2013                 12,225                         11,970
   2/28/2013                 12,287                         11,968
   3/31/2013                 12,576                         12,187
   4/30/2013                 12,814                         12,535
   5/31/2013                 12,897                         12,501
   6/30/2013                 12,514                         12,135
   7/31/2013                 13,114                         12,716           Past performance is not predictive of
   8/31/2013                 12,845                         12,451           future performance.
   9/30/2013                 13,569                         13,094
  10/31/2013                 14,096                         13,621           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE            FROM                         redemption of fund shares.
          TOTAL RETURN           YEAR        11/14/2011
          ----------------------------------------------------               MSCI data copyright MSCI 2013, all
                                26.86%         19.13%                        rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------
10/31/2003                 $10,000                     $10,000
11/30/2003                   9,900                      10,122
12/31/2003                  10,941                      10,855
 1/31/2004                  11,143                      11,234
 2/29/2004                  11,633                      11,749
 3/31/2004                  11,709                      11,896
 4/30/2004                  10,966                      10,922
 5/31/2004                  10,831                      10,704
 6/30/2004                  11,026                      10,749
 7/31/2004                  11,018                      10,552
 8/31/2004                  11,324                      10,990
 9/30/2004                  11,957                      11,624
10/31/2004                  12,290                      11,902
11/30/2004                  13,360                      13,004
12/31/2004                  14,216                      13,628
 1/31/2005                  14,328                      13,663
 2/28/2005                  15,396                      14,855
 3/31/2005                  14,337                      13,873
 4/30/2005                  13,992                      13,501
 5/31/2005                  14,406                      13,971
 6/30/2005                  14,834                      14,445
 7/31/2005                  15,784                      15,455
 8/31/2005                  15,880                      15,587
 9/30/2005                  17,139                      17,039
10/31/2005                  16,279                      15,925
11/30/2005                  17,455                      17,243
12/31/2005                  18,460                      18,262
 1/31/2006                  20,217                      20,301
 2/28/2006                  20,155                      20,277
 3/31/2006                  20,429                      20,456
 4/30/2006                  21,646                      21,913
 5/31/2006                  19,141                      19,617
 6/30/2006                  19,111                      19,569
 7/31/2006                  19,461                      19,849
 8/31/2006                  20,069                      20,355
 9/30/2006                  20,339                      20,524
10/31/2006                  21,548                      21,499
11/30/2006                  22,920                      23,097
12/31/2006                  23,844                      24,137
 1/31/2007                  24,190                      23,877
 2/28/2007                  23,807                      23,735
 3/31/2007                  24,892                      24,680
 4/30/2007                  26,471                      25,823
 5/31/2007                  28,241                      27,102
 6/30/2007                  28,700                      28,372
 7/31/2007                  29,380                      29,869
 8/31/2007                  28,866                      29,235
 9/30/2007                  31,409                      32,463
10/31/2007                  34,839                      36,084
11/30/2007                  32,565                      33,526
12/31/2007                  32,432                      33,643
 1/31/2008                  29,598                      29,445
 2/29/2008                  30,536                      31,618
 3/31/2008                  29,583                      29,945
 4/30/2008                  31,685                      32,375
 5/31/2008                  31,869                      32,976
 6/30/2008                  28,589                      29,687
 7/31/2008                  28,209                      28,567
 8/31/2008                  26,529                      26,285
 9/30/2008                  22,827                      21,685
10/31/2008                  16,812                      15,750
11/30/2008                  15,284                      14,565
12/31/2008                  16,475                      15,701
 1/31/2009                  15,216                      14,687
 2/28/2009                  14,218                      13,858
 3/31/2009                  16,273                      15,850
 4/30/2009                  18,677                      18,487
 5/31/2009                  21,859                      21,646
 6/30/2009                  21,667                      21,355
 7/31/2009                  24,138                      23,756
 8/31/2009                  24,219                      23,671
 9/30/2009                  26,341                      25,820
10/31/2009                  25,789                      25,852
11/30/2009                  27,322                      26,962
12/31/2009                  28,300                      28,027
 1/31/2010                  26,749                      26,464
 2/28/2010                  27,072                      26,557
 3/31/2010                  29,330                      28,701
 4/30/2010                  29,497                      29,049
 5/31/2010                  26,745                      26,494
 6/30/2010                  26,786                      26,299
 7/31/2010                  29,138                      28,489
 8/31/2010                  28,456                      27,936
 9/30/2010                  31,682                      31,040
10/31/2010                  32,632                      31,941
11/30/2010                  31,893                      31,098
12/31/2010                  34,474                      33,317
 1/31/2011                  33,574                      32,413
 2/28/2011                  33,327                      32,111
 3/31/2011                  35,171                      33,999
 4/30/2011                  36,396                      35,054
 5/31/2011                  35,385                      34,134
 6/30/2011                  34,953                      33,609
 7/31/2011                  34,671                      33,460
 8/31/2011                  31,855                      30,470
 9/30/2011                  27,033                      26,027
10/31/2011                  30,407                      29,475
11/30/2011                  29,335                      27,511
12/31/2011                  28,471                      27,179
 1/31/2012                  31,525                      30,262
 2/29/2012                  33,226                      32,074
 3/31/2012                  32,351                      31,004
 4/30/2012                  31,764                      30,633
 5/31/2012                  28,339                      27,198
 6/30/2012                  29,724                      28,248
 7/31/2012                  29,966                      28,799
 8/31/2012                  30,146                      28,703
 9/30/2012                  31,830                      30,435
10/31/2012                  31,648                      30,250
11/30/2012                  32,061                      30,634
12/31/2012                  33,924                      32,132
 1/31/2013                  34,097                      32,575
 2/28/2013                  33,690                      32,166
 3/31/2013                  33,203                      31,612
 4/30/2013                  33,560                      31,850
 5/31/2013                  32,463                      31,033
 6/30/2013                  30,419                      29,057
 7/31/2013                  30,854                      29,361
 8/31/2013                  30,121                      28,856          Past performance is not predictive of
 9/30/2013                  32,268                      30,733          future performance.
10/31/2013                  33,731                      32,226
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE         TEN               redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       YEARS
         --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              6.58%      14.94%      12.93%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                    Emerging Markets      MSCI Emerging Markets
                   Small Cap Portfolio    Index (net dividends)
                  --------------------    ---------------------
10/31/2003                $10,000                 $10,000
11/30/2003                 10,198                  10,122
12/31/2003                 11,211                  10,855
 1/31/2004                 11,543                  11,234
 2/29/2004                 12,030                  11,749
 3/31/2004                 12,232                  11,896
 4/30/2004                 11,543                  10,922
 5/31/2004                 11,057                  10,704
 6/30/2004                 11,148                  10,749
 7/31/2004                 11,220                  10,552
 8/31/2004                 11,590                  10,990
 9/30/2004                 12,235                  11,624
10/31/2004                 12,535                  11,902
11/30/2004                 13,722                  13,004
12/31/2004                 14,449                  13,628
 1/31/2005                 14,850                  13,663
 2/28/2005                 15,791                  14,855
 3/31/2005                 14,690                  13,873
 4/30/2005                 14,149                  13,501
 5/31/2005                 14,426                  13,971
 6/30/2005                 14,791                  14,445
 7/31/2005                 15,602                  15,455
 8/31/2005                 15,703                  15,587
 9/30/2005                 16,733                  17,039
10/31/2005                 15,917                  15,925
11/30/2005                 17,052                  17,243
12/31/2005                 18,170                  18,262
 1/31/2006                 19,924                  20,301
 2/28/2006                 20,133                  20,277
 3/31/2006                 20,501                  20,456
 4/30/2006                 22,166                  21,913
 5/31/2006                 19,832                  19,617
 6/30/2006                 18,957                  19,569
 7/31/2006                 19,393                  19,849
 8/31/2006                 20,067                  20,355
 9/30/2006                 20,622                  20,524
10/31/2006                 22,177                  21,499
11/30/2006                 23,864                  23,097
12/31/2006                 24,948                  24,137
 1/31/2007                 25,417                  23,877
 2/28/2007                 25,644                  23,735
 3/31/2007                 26,781                  24,680
 4/30/2007                 28,827                  25,823
 5/31/2007                 31,114                  27,102
 6/30/2007                 32,044                  28,372
 7/31/2007                 33,601                  29,869
 8/31/2007                 32,201                  29,235
 9/30/2007                 34,414                  32,463
10/31/2007                 36,993                  36,084
11/30/2007                 34,027                  33,526
12/31/2007                 34,433                  33,643
 1/31/2008                 30,280                  29,445
 2/29/2008                 31,157                  31,618
 3/31/2008                 29,681                  29,945
 4/30/2008                 31,496                  32,375
 5/31/2008                 31,296                  32,976
 6/30/2008                 27,690                  29,687
 7/31/2008                 27,256                  28,567
 8/31/2008                 25,609                  26,285
 9/30/2008                 20,983                  21,685
10/31/2008                 14,616                  15,750
11/30/2008                 13,722                  14,565
12/31/2008                 15,655                  15,701
 1/31/2009                 14,451                  14,687
 2/28/2009                 13,563                  13,858
 3/31/2009                 15,430                  15,850
 4/30/2009                 18,554                  18,487
 5/31/2009                 22,804                  21,646
 6/30/2009                 22,691                  21,355
 7/31/2009                 25,569                  23,756
 8/31/2009                 25,873                  23,671
 9/30/2009                 28,031                  25,820
10/31/2009                 27,998                  25,852
11/30/2009                 29,635                  26,962
12/31/2009                 31,269                  28,027
 1/31/2010                 29,884                  26,464
 2/28/2010                 30,399                  26,557
 3/31/2010                 32,995                  28,701
 4/30/2010                 33,527                  29,049
 5/31/2010                 30,144                  26,494
 6/30/2010                 30,941                  26,299
 7/31/2010                 33,780                  28,489
 8/31/2010                 33,942                  27,936
 9/30/2010                 38,053                  31,040
10/31/2010                 39,570                  31,941
11/30/2010                 38,494                  31,098
12/31/2010                 40,707                  33,317
 1/31/2011                 38,981                  32,413
 2/28/2011                 37,831                  32,111
 3/31/2011                 39,929                  33,999
 4/30/2011                 42,026                  35,054
 5/31/2011                 41,062                  34,134
 6/30/2011                 40,729                  33,609
 7/31/2011                 41,189                  33,460
 8/31/2011                 37,273                  30,470
 9/30/2011                 30,643                  26,027
10/31/2011                 34,020                  29,475
11/30/2011                 32,357                  27,511
12/31/2011                 31,498                  27,179
 1/31/2012                 35,049                  30,262
 2/29/2012                 37,911                  32,074
 3/31/2012                 36,922                  31,004
 4/30/2012                 36,038                  30,633
 5/31/2012                 32,735                  27,198
 6/30/2012                 33,989                  28,248
 7/31/2012                 33,562                  28,799
 8/31/2012                 34,433                  28,703
 9/30/2012                 36,446                  30,435
10/31/2012                 36,303                  30,250
11/30/2012                 36,928                  30,634
12/31/2012                 39,198                  32,132
 1/31/2013                 39,920                  32,575
 2/28/2013                 40,327                  32,166
 3/31/2013                 40,138                  31,612
 4/30/2013                 40,953                  31,850
 5/31/2013                 40,360                  31,033
 6/30/2013                 36,869                  29,057
 7/31/2013                 37,036                  29,361
 8/31/2013                 35,489                  28,856          Past performance is not predictive of
 9/30/2013                 38,080                  30,733          future performance.
10/31/2013                 39,542                  32,226
                                                                   The returns shown do not reflect the
                                                                   deduction of taxes that a shareholder
                                                                   would pay on fund distributions or the
         AVERAGE ANNUAL      ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN        YEAR      YEARS      YEARS
         ----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             8.92%     22.02%     14.74%           rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2013

                                    [CHART]

                      Emerging Markets Value       MSCI Emerging Markets
                       Portfolio - Class R2        Index (net dividends)
                      -----------------------      ---------------------
  1/29/2008                  $10,000                      $10,000
  1/31/2008                   10,050                        9,871
  2/29/2008                   10,450                       10,599
  3/31/2008                   10,097                       10,038
  4/30/2008                   10,872                       10,853
  5/31/2008                   10,962                       11,054
  6/30/2008                    9,677                        9,952
  7/31/2008                    9,489                        9,576
  8/31/2008                    8,674                        8,811
  9/30/2008                    7,174                        7,269
 10/31/2008                    4,949                        5,280
 11/30/2008                    4,569                        4,882
 12/31/2008                    5,120                        5,263
  1/31/2009                    4,675                        4,923
  2/28/2009                    4,262                        4,646
  3/31/2009                    5,002                        5,313
  4/30/2009                    5,996                        6,197
  5/31/2009                    7,342                        7,256
  6/30/2009                    7,241                        7,159
  7/31/2009                    8,197                        7,964
  8/31/2009                    8,265                        7,935
  9/30/2009                    9,035                        8,655
 10/31/2009                    8,823                        8,666
 11/30/2009                    9,388                        9,038
 12/31/2009                    9,847                        9,395
  1/31/2010                    9,297                        8,871
  2/28/2010                    9,347                        8,902
  3/31/2010                   10,147                        9,621
  4/30/2010                   10,246                        9,738
  5/31/2010                    9,147                        8,881
  6/30/2010                    9,199                        8,816
  7/31/2010                   10,085                        9,550
  8/31/2010                    9,864                        9,365
  9/30/2010                   11,031                       10,405
 10/31/2010                   11,444                       10,707
 11/30/2010                   11,031                       10,425
 12/31/2010                   11,960                       11,169
  1/31/2011                   11,583                       10,866
  2/28/2011                   11,391                       10,764
  3/31/2011                   12,043                       11,397
  4/30/2011                   12,466                       11,751
  5/31/2011                   11,990                       11,443
  6/30/2011                   11,738                       11,267
  7/31/2011                   11,639                       11,217
  8/31/2011                   10,454                       10,214
  9/30/2011                    8,577                        8,725
 10/31/2011                    9,701                        9,881
 11/30/2011                    9,206                        9,222
 12/31/2011                    8,875                        9,111
  1/31/2012                   10,102                       10,144
  2/29/2012                   10,714                       10,752
  3/31/2012                   10,253                       10,393
  4/30/2012                    9,918                       10,269
  5/31/2012                    8,817                        9,117
  6/30/2012                    9,214                        9,469
  7/31/2012                    9,155                        9,654
  8/31/2012                    9,279                        9,622
  9/30/2012                    9,873                       10,202
 10/31/2012                    9,742                       10,140
 11/30/2012                    9,849                       10,269
 12/31/2012                   10,564                       10,771
  1/31/2013                   10,734                       10,920
  2/28/2013                   10,550                       10,783
  3/31/2013                   10,459                       10,597
  4/30/2013                   10,547                       10,677
  5/31/2013                   10,243                       10,403
  6/30/2013                    9,377                        9,741           Past performance is not predictive of
  7/31/2013                    9,559                        9,842           future performance.
  8/31/2013                    9,356                        9,673
  9/30/2013                   10,045                       10,302           The returns shown do not reflect the
 10/31/2013                   10,497                       10,803           deduction of taxes that a shareholder
                                                                            would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM                redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       01/29/2008
         ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              7.75%      16.23%        0.85%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                         Emerging Markets
                         Value Portfolio-         MSCI Emerging Markets
                       Institutional Class        Index (net dividends)
                     -----------------------      ---------------------
  10/31/2003                 $10,000                    $10,000
  11/30/2003                  10,113                     10,122
  12/31/2003                  11,330                     10,855
   1/31/2004                  11,641                     11,234
   2/29/2004                  12,394                     11,749
   3/31/2004                  12,550                     11,896
   4/30/2004                  11,666                     10,922
   5/31/2004                  11,322                     10,704
   6/30/2004                  11,528                     10,749
   7/31/2004                  11,676                     10,552
   8/31/2004                  12,195                     10,990
   9/30/2004                  12,998                     11,624
  10/31/2004                  13,404                     11,902
  11/30/2004                  14,854                     13,004
  12/31/2004                  15,809                     13,628
   1/31/2005                  16,068                     13,663
   2/28/2005                  17,533                     14,855
   3/31/2005                  16,251                     13,873
   4/30/2005                  15,673                     13,501
   5/31/2005                  15,899                     13,971
   6/30/2005                  16,421                     14,445
   7/31/2005                  17,616                     15,455
   8/31/2005                  17,896                     15,587
   9/30/2005                  19,332                     17,039
  10/31/2005                  18,122                     15,925
  11/30/2005                  19,460                     17,243
  12/31/2005                  20,680                     18,262
   1/31/2006                  22,656                     20,301
   2/28/2006                  22,743                     20,277
   3/31/2006                  23,511                     20,456
   4/30/2006                  25,562                     21,913
   5/31/2006                  22,790                     19,617
   6/30/2006                  22,583                     19,569
   7/31/2006                  23,117                     19,849
   8/31/2006                  23,537                     20,355
   9/30/2006                  24,014                     20,524
  10/31/2006                  25,680                     21,499
  11/30/2006                  27,558                     23,097
  12/31/2006                  28,524                     24,137
   1/31/2007                  28,962                     23,877
   2/28/2007                  29,124                     23,735
   3/31/2007                  30,640                     24,680
   4/30/2007                  33,081                     25,823
   5/31/2007                  35,594                     27,102
   6/30/2007                  36,605                     28,372
   7/31/2007                  38,339                     29,869
   8/31/2007                  37,101                     29,235
   9/30/2007                  40,445                     32,463
  10/31/2007                  44,882                     36,084
  11/30/2007                  41,607                     33,526
  12/31/2007                  41,541                     33,643
   1/31/2008                  37,405                     29,445
   2/29/2008                  38,899                     31,618
   3/31/2008                  37,590                     29,945
   4/30/2008                  40,489                     32,375
   5/31/2008                  40,835                     32,976
   6/30/2008                  36,084                     29,687
   7/31/2008                  35,376                     28,567
   8/31/2008                  32,346                     26,285
   9/30/2008                  26,765                     21,685
  10/31/2008                  18,454                     15,750
  11/30/2008                  17,052                     14,565
  12/31/2008                  19,134                     15,701
   1/31/2009                  17,407                     14,687
   2/28/2009                  15,928                     13,858
   3/31/2009                  18,683                     15,850
   4/30/2009                  22,357                     18,487
   5/31/2009                  27,386                     21,646
   6/30/2009                  27,049                     21,355
   7/31/2009                  30,676                     23,756
   8/31/2009                  30,903                     23,671
   9/30/2009                  33,754                     25,820
  10/31/2009                  32,956                     25,852
  11/30/2009                  35,054                     26,962
  12/31/2009                  36,791                     28,027
   1/31/2010                  34,696                     26,464
   2/28/2010                  34,965                     26,557
   3/31/2010                  38,043                     28,701
   4/30/2010                  38,289                     29,049
   5/31/2010                  34,275                     26,494
   6/30/2010                  34,489                     26,299
   7/31/2010                  37,680                     28,489
   8/31/2010                  36,997                     27,936
   9/30/2010                  41,438                     31,040
  10/31/2010                  42,856                     31,941
  11/30/2010                  41,462                     31,098
  12/31/2010                  44,906                     33,317
   1/31/2011                  43,503                     32,413
   2/28/2011                  42,770                     32,111
   3/31/2011                  45,229                     33,999
   4/30/2011                  46,843                     35,054
   5/31/2011                  45,055                     34,134
   6/30/2011                  44,132                     33,609
   7/31/2011                  43,758                     33,460
   8/31/2011                  39,316                     30,470
   9/30/2011                  32,257                     26,027
  10/31/2011                  36,496                     29,475
  11/30/2011                  34,647                     27,511
  12/31/2011                  33,402                     27,179
   1/31/2012                  38,034                     30,262
   2/29/2012                  40,350                     32,074
   3/31/2012                  38,613                     31,004
   4/30/2012                  37,352                     30,633
   5/31/2012                  33,222                     27,198
   6/30/2012                  34,724                     28,248
   7/31/2012                  34,504                     28,799
   8/31/2012                  34,983                     28,703
   9/30/2012                  37,233                     30,435
  10/31/2012                  36,751                     30,250
  11/30/2012                  37,154                     30,634
  12/31/2012                  39,870                     32,132
   1/31/2013                  40,511                     32,575
   2/28/2013                  39,830                     32,166
   3/31/2013                  39,489                     31,612
   4/30/2013                  39,836                     31,850
   5/31/2013                  38,700                     31,033
   6/30/2013                  35,441                     29,057            Past performance is not predictive of
   7/31/2013                  36,129                     29,361            future performance.
   8/31/2013                  35,360                     28,856
   9/30/2013                  37,973                     30,733            The returns shown do not reflect the
  10/31/2013                  39,694                     32,226            deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                8.01%       16.55%      14.78%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
APRIL 5, 2005-OCTOBER 31, 2013

                                    [CHART]

                     Emerging Markets Core       MSCI Emerging Markets
                        Equity Portfolio         Index (net dividends)
                    -----------------------      ---------------------
  4/5/2005                 $10,000                    $10,000
 4/30/2005                   9,580                      9,682
 5/31/2005                   9,720                     10,019
 6/30/2005                   9,980                     10,359
 7/31/2005                  10,653                     11,083
 8/31/2005                  10,763                     11,178
 9/30/2005                  11,511                     12,219
10/31/2005                  10,898                     11,421
11/30/2005                  11,612                     12,365
12/31/2005                  12,295                     13,096
 1/31/2006                  13,395                     14,559
 2/28/2006                  13,416                     14,542
 3/31/2006                  13,684                     14,670
 4/30/2006                  14,624                     15,714
 5/31/2006                  12,988                     14,068
 6/30/2006                  12,775                     14,034
 7/31/2006                  13,019                     14,235
 8/31/2006                  13,333                     14,597
 9/30/2006                  13,598                     14,719
10/31/2006                  14,487                     15,418
11/30/2006                  15,490                     16,564
12/31/2006                  16,100                     17,310
 1/31/2007                  16,327                     17,123
 2/28/2007                  16,204                     17,022
 3/31/2007                  16,906                     17,699
 4/30/2007                  18,042                     18,519
 5/31/2007                  19,353                     19,436
 6/30/2007                  19,811                     20,347
 7/31/2007                  20,485                     21,421
 8/31/2007                  19,956                     20,965
 9/30/2007                  21,671                     23,281
10/31/2007                  23,924                     25,877
11/30/2007                  22,181                     24,043
12/31/2007                  22,136                     24,127
 1/31/2008                  19,968                     21,116
 2/29/2008                  20,621                     22,675
 3/31/2008                  19,871                     21,475
 4/30/2008                  21,378                     23,218
 5/31/2008                  21,473                     23,648
 6/30/2008                  19,079                     21,290
 7/31/2008                  18,877                     20,487
 8/31/2008                  17,623                     18,850
 9/30/2008                  14,861                     15,551
10/31/2008                  10,661                     11,295
11/30/2008                   9,949                     10,445
12/31/2008                  10,922                     11,260
 1/31/2009                   9,948                     10,533
 2/28/2009                   9,277                      9,938
 3/31/2009                  10,741                     11,367
 4/30/2009                  12,702                     13,258
 5/31/2009                  15,206                     15,523
 6/30/2009                  15,058                     15,314
 7/31/2009                  16,880                     17,036
 8/31/2009                  16,946                     16,975
 9/30/2009                  18,408                     18,516
10/31/2009                  18,068                     18,539
11/30/2009                  19,175                     19,336
12/31/2009                  20,050                     20,099
 1/31/2010                  18,950                     18,978
 2/28/2010                  19,159                     19,045
 3/31/2010                  20,812                     20,583
 4/30/2010                  21,010                     20,832
 5/31/2010                  18,974                     19,000
 6/30/2010                  19,134                     18,860
 7/31/2010                  20,862                     20,431
 8/31/2010                  20,585                     20,034
 9/30/2010                  23,045                     22,260
10/31/2010                  23,724                     22,906
11/30/2010                  23,090                     22,302
12/31/2010                  24,785                     23,893
 1/31/2011                  24,003                     23,245
 2/28/2011                  23,589                     23,028
 3/31/2011                  24,931                     24,382
 4/30/2011                  25,915                     25,138
 5/31/2011                  25,199                     24,479
 6/30/2011                  24,849                     24,102
 7/31/2011                  24,793                     23,995
 8/31/2011                  22,555                     21,851
 9/30/2011                  18,823                     18,665
10/31/2011                  21,213                     21,138
11/30/2011                  20,307                     19,729
12/31/2011                  19,668                     19,491
 1/31/2012                  21,984                     21,702
 2/29/2012                  23,365                     23,002
 3/31/2012                  22,635                     22,234
 4/30/2012                  22,133                     21,968
 5/31/2012                  19,805                     19,505
 6/30/2012                  20,693                     20,258
 7/31/2012                  20,705                     20,653
 8/31/2012                  20,923                     20,584
 9/30/2012                  22,115                     21,826
10/31/2012                  21,965                     21,693
11/30/2012                  22,300                     21,969
12/31/2012                  23,698                     23,043
 1/31/2013                  23,907                     23,361
 2/28/2013                  23,744                     23,067
 3/31/2013                  23,492                     22,670
 4/30/2013                  23,759                     22,841
 5/31/2013                  23,108                     22,255
 6/30/2013                  21,448                     20,838
 7/31/2013                  21,740                     21,056             Past performance is not predictive of
 8/31/2013                  21,178                     20,694             future performance.
 9/30/2013                  22,690                     22,040
10/31/2013                  23,668                     23,111             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM              redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       04/05/2005
         -----------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              7.75%      17.29%        10.57%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in investment grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended October 31, 2013, an average of approximately 96% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2013, the total return was 26.99% for the Portfolio and 27.18% for the S&P 500(R) Index. Relative to the Index, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The return of the fixed income component was slightly less than the average interest rate priced into the S&P 500(R) futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio seeks to capture the returns of U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 830 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on June 25, 2013, through October 31, 2013, total returns were 11.01% for the Portfolio and 12.13% for the Russell 1000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had higher average cash balances than the Index in June 2013, the month it launched, which was primarily responsible for the Portfolio's relative underperformance compared to the Index as U.S. equities generally had positive returns in the last days of June. The Portfolio's relative underperformance was partly offset by its greater exposure than the Index to smaller stocks within the large cap universe, which generally outperformed larger stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.52% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Master Fund's higher weight helped the Portfolio's relative performance. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 40.39% for the Portfolio's Class R1 shares, 40.10% for the Portfolio's Class R2 shares, 40.40% for the Portfolio's Institutional Class shares, and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of REITs and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as these sectors underperformed the overall Index during the period.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,200 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.35% for the Portfolio and 32.83% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") and highly regulated utilities contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 32.32% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe with increased exposure to smaller company stocks and value stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 33.66% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. stocks with increased exposure to smaller company stocks and value stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,800 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 36.80% for the Portfolio and 28.99% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had greater exposure than the Index to small cap stocks and less exposure to large cap stocks, both of which contributed to the Portfolio's outperformance relative to the Index as small cap stocks generally outperformed large cap stocks during the period. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,200 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 39.03% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's exclusion of real estate investment trusts ("REITs") contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed relative to the Index, and their exclusion from the Portfolio also benefited the Portfolio's relative performance.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio seeks to capture the returns of the smallest U.S. company stocks and generally has a smaller market capitalization profile than the U.S. Small Cap Portfolio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,900 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 41.34% for the Portfolio and 36.28% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio focuses on micro cap stocks while the Index has exposure to small and mid-cap stocks. Micro cap stocks generally outperformed small and mid-cap stocks during the period, and the Portfolio's greater exposure than the Index to micro cap stocks contributed to the Portfolio's relative outperformance. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. The Portfolio excluded certain extreme small cap growth stocks, as measured by book-to-market ratio and other metrics, which were held by the Index. These stocks generally underperformed, and their exclusion from the Portfolio benefited the Portfolio's relative performance.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio seeks to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2013, the Portfolio held approximately 120 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2013, total returns were 10.28% for the Portfolio, 9.96% for the Dow Jones U.S. Select REIT Index/SM/, and 27.18% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of securities. The Portfolio has a lower market cap floor than the Dow Jones U.S. Select REIT Index/SM/ and invests in small cap REITs that may not be included in the Index. In addition, the Index excludes net lease REITs, which are eligible for the Portfolio. These securities held by the Portfolio and excluded by the Index, particularly net lease REITs, generally outperformed during the period and benefited the Portfolio's relative performance.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2013

   Publicly traded global real estate investment trusts ("REITs") produced positive overall returns during the one-year period ended October 31, 2013. In most of the world, REITs trailed equities but exceeded fixed income returns. REITs in the U.K., Continental Europe, and Japan produced the strongest returns while REITs in emerging markets generally underperformed. The largest REIT market, the United States, had positive returns. On a global basis, specialized and industrial REITs had the biggest gains. Residential REITs were the weakest performers but still delivered positive returns.

       12 MONTHS ENDED OCTOBER 31, 2013
                                                      U.S. DOLLAR RETURN
       -                                              ------------------
       S&P Global ex U.S. REIT Index (net dividends).       9.05%
       S&P Global REIT Index (net dividends).........       9.77%

Source: Standard and Poor's. Copyright S&P, 2013. All rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of international large company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 1,500 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 24.85% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. By design, the Portfolio had slightly greater exposure than the Index to smaller stocks within the large cap universe. These smaller stocks generally outperformed larger stocks within the large cap universe and contributed to the Portfolio's outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio seeks to capture the returns of the broad universe of international stocks, with increased exposure to smaller company stocks and those with value characteristics. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 27.98% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international large cap and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks benefited the Portfolio's performance relative to the Index. The Portfolio's greater exposure to deeper value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region ex Japan. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 30.66% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. The Portfolio had a lesser allocation to Canadian securities, which contributed to the Portfolio's outperformance relative to the Index as Canadian securities significantly underperformed. In addition, within the materials sector, the Portfolio's holdings in Canada and Australia significantly outperformed those of the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 30.06% for the Portfolio and 30.99% for the MSCI Japan Small Cap Index (net dividends). The Master Fund's lesser exposure than the Index to GungHo Online Entertainment, Inc., an online gaming company that significantly outperformed, was primarily responsible for the Portfolio's underperformance relative to the Index. To a lesser extent, the Master Fund's exclusion of real estate investment trusts ("REITs") benefited the Portfolio's relative performance as REITs underperformed during the period.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 940 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 10.46% for the Portfolio and 6.83% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Master Fund's greater weight in the consumer discretionary sector and lesser weight in the materials sector contributed to the Portfolio's outperformance relative to the Index as consumer discretionary generally outperformed and materials generally underperformed. The Master Fund's exclusion of real estate investment trusts ("REITs") also had a small positive impact on the Portfolio's relative performance as REITs underperformed during the period.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 350 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 36.81% for the Portfolio and 35.72% for the MSCI UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Master Fund had a lesser allocation to the energy sector, which contributed to the Portfolio's outperformance relative to the Index as energy significantly underperformed. The Master Fund's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,200 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 42.99% for the Portfolio and 42.99% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Master Fund's exclusion of real estate investment trusts ("REITs") had a positive impact on the Portfolio's relative performance as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets. As of October 31, 2013, the Portfolio held approximately 220 securities in 20 approved developed and emerging market countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of portfolio assets.

   For the 12 months ended October 31, 2013, total returns were 9.24% for the Portfolio and 9.05% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Withholding tax rate differences between the Portfolio and the Index contributed to the Portfolio's outperformance relative to the Index.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets. As of October 31, 2013, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio (the "Underlying Funds"). As of that date, the Underlying Funds held approximately 350 securities in 21 approved developed and emerging markets countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 9.74% for the Portfolio and 9.77% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. The Portfolio generally performed in-line with the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 2,000 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 37.79% for the Portfolio and 27.81% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. Within the small cap universe, the Portfolio's greater exposure to value stocks, as measured by book-to-market, contributed to the Portfolio's outperformance relative to the Index as these stocks generally outperformed. Differences in holdings in the materials and industrials sectors also contributed significantly to the Portfolio's outperformance relative to the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks with increased exposure to smaller company stocks and those with value characteristics relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 4,300 securities in 22 eligible developed markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 29.52% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. International small cap stocks generally outperformed international mid cap and large cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to deeper value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index. The Portfolio's exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs underperformed during the period.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional:
The DFA International Value Series, The DFA International Small Cap Value Portfolio, and The Dimensional Emerging Markets Value Fund (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 4,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 23.61% for the Portfolio and 20.29% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The Portfolio focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks generally outperformed growth stocks during the period, particularly in developed markets. The Portfolio had greater exposure than the Index to value stocks, which contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid cap stocks during the period, and the Portfolio's greater exposure to small cap stocks contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Portfolio and the Index generally detracted from the Portfolio's relative performance. The Underlying Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio seeks to capture the returns of value stocks in international developed and emerging markets by purchasing shares of four funds managed by Dimensional: The DFA International Small Cap Value Portfolio, the International Vector Equity Portfolio, the Dimensional Emerging Markets Value Fund, and the Emerging Markets Small Cap Series (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 8,200 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on November 1, 2012, through October 31, 2013, total returns were 26.90% for the Portfolio and 22.89% for the MSCI All Country World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Underlying Funds focus on small and mid-cap securities that are considered value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. Value stocks, particularly within the developed markets small cap universe, generally outperformed growth stocks during the period. The Portfolio had greater exposure than the Index to these stocks, which contributed to the Portfolio's outperformance relative to the Index. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio seeks to capture the returns of international stocks in developed and emerging markets, with increased exposure to smaller company stocks and those with value characteristics, by purchasing shares of two funds managed by Dimensional: The International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (the "Underlying Funds"). Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds collectively held approximately 8,800 securities. In general, cash exposure was low throughout the period with an average cash balance of less than 1% of the Portfolio's assets.

   From the Portfolio's inception on April 9, 2013, through October 31, 2013, total returns were 9.62% for the Portfolio and 11.08% for the MSCI All Country World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The Portfolio had a higher than average cash balance around the time of its launch in April 2013. As developed and emerging market equities generally had positive returns in April, the higher cash balance was primarily responsible for the Portfolio's underperformance relative to the Index. The Portfolio's relative underperformance was partly offset by its greater exposure than the Index to small cap stocks and value stocks, both of which generally outperformed relative to the Index during the period. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the mutual funds invested in by the Portfolio include the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Underlying Funds held approximately 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2013, total returns were 26.86% for the Portfolio and 23.29% for the MSCI All Country World Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Underlying Funds invest in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. The Portfolio had greater exposure than the Index to value stocks, as measured by book-to-market ratio. This emphasis on small cap and value, particularly in the U.S., was primarily responsible for the Portfolio's outperformance relative to the Index as small cap stocks and value stocks generally outperformed large and mid cap stocks and growth stocks, respectively, during the period. The Underlying Funds' exclusion of real estate investment trusts ("REITs") also contributed to the Portfolio's outperformance relative to the Index as REITs generally underperformed during the period. The Portfolio had greater exposure than the Index to emerging markets, which detracted from the Portfolio's relative performance as emerging markets generally underperformed during the period. The Portfolio's currency hedging in Japanese yen also contributed to the Portfolio's outperformance relative to the Index during the period.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.58% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Master Fund and the Index contributed to relative performance differences. In addition, differences in holdings within the financial sector contributed to the Master Fund's outperformance relative to the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 3,100 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 8.92% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks over the period. The Master Fund's significantly greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio seeks to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 7.75% for the Portfolio's Class R2 shares, 8.01% for the Portfolio's Institutional Class shares, and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Master Fund's greater exposure to small cap stocks value was primarily responsible for the Portfolio's outperformance relative to the Index. The Master Fund's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of stocks in selected emerging markets with increased exposure to smaller company stocks and those stocks with value characteristics, as measured by book-to-market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Portfolio held approximately 3,900 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, total returns were 7.75% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio invests in stocks across all size categories while the Index primarily holds large and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Portfolio's greater exposure to small cap stocks was primarily responsible for the Portfolio's outperformance relative to the Index. The Portfolio's greater exposure to value stocks, as measured by book-to-market, also contributed to the Portfolio's relative performance as these stocks generally outperformed the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2013
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/13  10/31/13    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,110.50    0.24%    $1.28
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.00    0.24%    $1.22

 U.S. LARGE CAP EQUITY PORTFOLIO+
 --------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,110.10    0.19%    $0.70
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.25    0.19%    $0.97

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/13  10/31/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,144.80    0.27%    $1.46
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,182.90    0.46%    $2.53
    Class R2 Shares................. $1,000.00 $1,181.40    0.62%    $3.41
    Institutional Class Shares...... $1,000.00 $1,182.60    0.37%    $2.04
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.89    0.46%    $2.35
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,172.70    0.52%    $2.85
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,139.70    0.19%    $1.02
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,146.40    0.22%    $1.19
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,164.10    0.32%    $1.75
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

   U.S. SMALL CAP PORTFOLIO
   ------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,193.10    0.37%    $2.05
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          05/01/13  10/31/13    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,213.50    0.52%    $2.90
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.58    0.52%    $2.65

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $  929.70    0.18%    $0.88
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,024.30    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,086.20    0.28%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.79    0.28%    $1.43

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,109.20    0.38%    $2.02
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.29    0.38%    $1.94

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,132.40    0.53%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.53    0.53%    $2.70

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,033.70    0.54%    $2.77
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.48    0.54%    $2.75

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,000.40    0.55%    $2.77
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.43    0.55%    $2.80

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,190.40    0.59%    $3.26
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.23    0.59%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,230.40    0.57%    $3.20
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.33    0.57%    $2.91

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  946.50    0.39%    $1.91
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.24    0.39%    $1.99

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO***
----------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $  936.50    0.32%    $1.56
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.59    0.32%    $1.63

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,152.70    0.67%    $3.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.83    0.67%    $3.41

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.00    0.51%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.63    0.51%    $2.60

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,094.70    0.60%    $3.17
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.18    0.60%    $3.06

WORLD EX U.S. TARGETED VALUE PORTFOLIO***
-----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,098.80    0.79%    $4.18
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.22    0.79%    $4.02

WORLD EX U.S. CORE EQUITY PORTFOLIO***
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,078.90    0.47%    $2.46
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.84    0.47%    $2.40

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/13  10/31/13    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,100.10    0.40%    $2.12
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.19    0.40%    $2.04

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,005.10    0.55%    $2.78
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.43    0.55%    $2.80

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
   Institutional Class Shares................. $1,000.00 $  965.50    0.71%    $3.52
Hypothetical 5% Annual Return
   Institutional Class Shares................. $1,000.00 $1,021.63    0.71%    $3.62

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $  995.20    0.79%    $3.97
 Institutional Class Shares................... $1,000.00 $  996.40    0.54%    $2.72
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,021.22    0.79%    $4.02
 Institutional Class Shares................... $1,000.00 $1,022.48    0.54%    $2.75

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $  996.20    0.61%    $3.07
Hypothetical 5% Annual Return
   Institutional Class Shares................. $1,000.00 $1,022.13    0.61%    $3.11

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

+ U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013.
  Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (129), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the six months ended October 31, 2013 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Companies' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

              International Small Company Portfolio....... 100.0%
              DFA Global Real Estate Securities Portfolio. 100.0%
              World ex U.S. Value Portfolio............... 100.0%
              World ex U.S. Targeted Value Portfolio...... 100.0%
              World ex U.S. Core Equity Portfolio......... 100.0%
              Selectively Hedged Global Equity Portfolio.. 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

                     ENHANCED U.S LARGE COMPANY PORTFOLIO
              Corporate....................................  25.9%
              Government...................................  40.9%
              Foreign Corporate............................  15.0%
              Foreign Government...........................  14.7%
              Supranational................................   3.5%
                                                            -----
                                                            100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


                        U.S. LARGE CAP EQUITY PORTFOLO
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   9.2%
              Energy.......................................  10.9%
              Financials...................................  13.7%
              Health Care..................................  11.9%
              Industrials..................................  12.9%
              Information Technology.......................  17.8%
              Materials....................................   4.4%
              Telecommunication Services...................   2.5%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                         U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   3.4%
              Energy.......................................  10.6%
              Financials...................................  25.7%
              Health Care..................................   6.4%
              Industrials..................................  15.8%
              Information Technology.......................  14.8%
              Materials....................................   7.5%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   1.4%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   3.9%
              Energy.......................................  10.5%
              Financials...................................  27.0%
              Health Care..................................   4.3%
              Industrials..................................  17.3%
              Information Technology.......................  13.9%
              Materials....................................   6.3%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   0.4%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   7.3%
              Energy.......................................  10.4%
              Financials...................................  17.3%
              Health Care..................................  11.2%
              Industrials..................................  13.2%
              Information Technology.......................  16.3%
              Materials....................................   4.7%
              Other........................................    --
              Telecommunication Services...................   2.0%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   6.1%
              Energy.......................................  11.6%
              Financials...................................  20.2%
              Health Care..................................  10.7%
              Industrials..................................  13.7%
              Information Technology.......................  14.0%
              Materials....................................   4.9%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                         U.S. VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   5.1%
              Energy.......................................  11.5%
              Financials...................................  24.5%
              Health Care..................................   8.2%
              Industrials..................................  13.9%
              Information Technology.......................  12.7%
              Materials....................................   6.0%
              Other........................................    --
              Telecommunication Services...................   1.9%
              Utilities....................................   1.2%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                           U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  18.8%
              Consumer Staples.............................   4.4%
              Energy.......................................   5.2%
              Financials...................................  16.8%
              Health Care..................................   9.6%
              Industrials..................................  18.2%
              Information Technology.......................  18.0%
              Materials....................................   5.1%
              Other........................................    --
              Real Estate Investment Trusts................   0.2%
              Telecommunication Services...................   0.6%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                           U.S. MICRO CAP PORTFOLIO
              Consumer Discretionary.......................  19.3%
              Consumer Staples.............................   4.3%
              Energy.......................................   5.2%
              Financials...................................  17.5%
              Health Care..................................   9.4%
              Industrials..................................  17.8%
              Information Technology.......................  17.8%
              Materials....................................   6.0%
              Other........................................    --
              Telecommunication Services...................   1.1%
              Utilities....................................   1.6%
                                                            -----
                                                            100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate Investment Trusts................ 100.0%
                                                            -----
                                                            100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO
              Consumer Discretionary.......................  11.6%
              Consumer Staples.............................  10.3%
              Energy.......................................   8.8%
              Financials...................................  25.8%
              Health Care..................................   9.2%
              Industrials..................................  12.6%
              Information Technology.......................   4.2%
              Materials....................................   9.1%
              Other........................................    --
              Telecommunication Services...................   5.2%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      INTERNATIONAL CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  13.7%
              Consumer Staples.............................   6.6%
              Energy.......................................   8.7%
              Financials...................................  26.6%
              Health Care..................................   5.3%
              Industrials..................................  16.9%
              Information Technology.......................   5.5%
              Materials....................................  10.6%
              Other........................................    --
              Telecommunication Services...................   3.2%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Consumer Discretionary.......................   0.1%
              Financials...................................   0.5%
              Health Care..................................    --
              Other........................................    --
              Real Estate Investment Trusts................  99.4%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  20.6%
              Consumer Staples.............................   3.6%
              Energy.......................................   4.7%
              Financials...................................  19.8%
              Health Care..................................   2.0%
              Industrials..................................  27.9%
              Information Technology.......................   4.9%
              Materials....................................  15.9%
              Other........................................    --
              Telecommunication Services...................   0.3%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  14.6%
              Consumer Staples.............................   5.8%
              Energy.......................................   8.0%
              Financials...................................  25.5%
              Health Care..................................   4.3%
              Industrials..................................  19.1%
              Information Technology.......................   6.1%
              Materials....................................  12.2%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   2.1%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  10.7%
              Consumer Staples.............................   7.5%
              Energy.......................................   9.8%
              Financials...................................  25.0%
              Health Care..................................   2.5%
              Industrials..................................  10.8%
              Information Technology.......................  13.4%
              Materials....................................  12.4%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   4.2%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
BONDS -- (55.2%)
AUSTRALIA -- (4.3%)
Commonwealth Bank of Australia
^^  3.500%, 03/19/15.............................   4,000 $  4,158,428
Westpac Banking Corp.
^^  1.125%, 09/25/15.............................   4,930    4,979,975
                                                          ------------
TOTAL AUSTRALIA..................................            9,138,403
                                                          ------------

BELGIUM -- (1.2%)
Belgium Government International Bond
^^  2.750%, 03/05/15.............................   2,500    2,573,925
                                                          ------------

CANADA -- (8.9%)
Bank of Nova Scotia
^^  1.850%, 01/12/15.............................   5,000    5,081,080
Enbridge, Inc.
^^  5.800%, 06/15/14.............................   1,100    1,131,541
Manitoba, Province of Canada
^^  2.625%, 07/15/15.............................   4,500    4,666,410
Ontario, Province of Canada
^^  0.950%, 05/26/15.............................   4,500    4,537,935
Thomson Reuters Corp.
^^  5.700%, 10/01/14.............................     800      837,010
TransAlta Corp.
^^  4.750%, 01/15/15.............................     925      963,619
TransCanada PipeLines, Ltd.
^^  3.400%, 06/01/15.............................   1,500    1,565,930
                                                          ------------
TOTAL CANADA.....................................           18,783,525
                                                          ------------

FRANCE -- (2.0%)
BNP Paribas SA
^^  3.250%, 03/11/15.............................   1,500    1,550,738
Orange SA
^^  4.375%, 07/08/14.............................   1,000    1,023,692
Total Capital SA
^^  3.125%, 10/02/15.............................   1,587    1,663,003
                                                          ------------
TOTAL FRANCE.....................................            4,237,433
                                                          ------------

NETHERLANDS -- (6.7%)
Bank Nederlandse Gemeenten
^^  3.125%, 01/12/15.............................   1,500    1,548,684
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
^^  2.500%, 12/12/13.............................   2,000    2,004,134
^^  2.125%, 10/13/15.............................   2,532    2,599,521
Nederlandse Waterschapsbank NV
^^  3.000%, 03/17/15.............................   2,900    3,003,599
Netherlands Government Bond
^^  0.250%, 09/12/15.............................   5,000    4,987,070
                                                          ------------
TOTAL NETHERLANDS................................           14,143,008
                                                          ------------

                                                    FACE
                                                   AMOUNT^      VALUE+
                                                   -------      ------
                                                    (000)
NEW ZEALAND -- (2.4%)
New Zealand Government Bond
^^  6.000%, 04/15/15.............................  NZD 6,000 $  5,161,871
                                                             ------------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.5%)
Inter-American Development Bank
^^  2.250%, 07/15/15.............................      2,500    2,580,848
International Finance Facility for Immunisation
^^  3.375%, 05/15/14.............................  GBP 3,000    4,873,596
                                                             ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               7,454,444
                                                             ------------

SWEDEN -- (2.1%)
Svensk Exportkredit AB
^^  0.625%, 09/04/15.............................      4,500    4,515,255
                                                             ------------

UNITED KINGDOM -- (2.0%)
Barclays Bank P.L.C.
^^  5.200%, 07/10/14.............................        300      309,725
BP Capital Markets P.L.C.
^^  3.875%, 03/10/15.............................      1,500    1,566,489
Royal Bank of Scotland Group P.L.C.
^^  2.550%, 09/18/15.............................        700      716,926
Vodafone Group P.L.C.
^^  5.000%, 12/16/13.............................      1,000    1,005,330
^^  4.150%, 06/10/14.............................        500      510,728
                                                             ------------
TOTAL UNITED KINGDOM.............................               4,109,198
                                                             ------------

UNITED STATES -- (22.1%)
American Express Co.
^^  7.250%, 05/20/14............................. $    1,100    1,140,621
American International Group, Inc.
^^  3.000%, 03/20/15.............................      1,500    1,543,209
Amgen, Inc.
^^  4.850%, 11/18/14.............................      1,900    1,984,955
Anheuser-Busch InBev Worldwide, Inc.
^^  0.800%, 07/15/15.............................      1,000    1,004,595
Assurant, Inc.
^^  5.625%, 02/15/14.............................      1,000    1,013,837
AT&T, Inc.
^^  2.500%, 08/15/15.............................      1,606    1,652,152
Bank of America Corp.
^^  7.375%, 05/15/14.............................      1,000    1,035,292
Capital One Financial Corp.
^^  2.125%, 07/15/14.............................      1,000    1,010,868
Citigroup, Inc.
^^  6.375%, 08/12/14.............................        762      795,436

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
CNA Financial Corp.
^^  5.850%, 12/15/14.............................   1,000 $ 1,053,937
Coca-Cola Enterprises, Inc.
^^  1.125%, 11/12/13.............................   1,921   1,921,271
Constellation Energy Group, Inc.
^^  4.550%, 06/15/15.............................   1,000   1,054,155
Daimler Finance North America LLC
^^  6.500%, 11/15/13.............................   1,500   1,502,546
DIRECTV Holdings LLC / DIRECTV Financing Co.,
 Inc.
^^  4.750%, 10/01/14.............................   1,500   1,555,051
Enterprise Products Operating LLC
^^  5.600%, 10/15/14.............................     500     523,424
Express Scripts Holding Co.
^^  2.100%, 02/12/15.............................   1,000   1,015,780
Ford Motor Credit Co. LLC
^^  2.750%, 05/15/15.............................   1,000   1,026,509
Freeport-McMoRan Copper & Gold, Inc.
^^  1.400%, 02/13/15.............................     500     502,538
General Electric Capital Corp.
^^  4.875%, 03/04/15.............................   1,200   1,268,087
Goldman Sachs Group, Inc. (The)
^^  5.125%, 01/15/15.............................     894     939,233
Hartford Financial Services Group, Inc.
^^  4.750%, 03/01/14.............................   1,580   1,599,780
HSBC USA, Inc.
^^  2.375%, 02/13/15.............................   1,000   1,023,009
International Paper Co.
^^  5.300%, 04/01/15.............................   1,050   1,112,894
JPMorgan Chase & Co.
^^  2.050%, 01/24/14.............................   1,000   1,004,057
MetLife, Inc.
^^  5.000%, 11/24/13.............................     350     350,882
Morgan Stanley
^^  4.200%, 11/20/14.............................   1,500   1,554,595
National City Corp.
^^  4.900%, 01/15/15.............................   1,500   1,576,506
NextEra Energy Capital Holdings, Inc.
^^  1.200%, 06/01/15.............................   1,000   1,006,594
Safeway, Inc.
^^  5.625%, 08/15/14.............................   1,500   1,542,330
Spectra Energy Capital LLC
^^  5.500%, 03/01/14.............................   1,500   1,522,093
Time Warner Cable, Inc.
^^  3.500%, 02/01/15.............................   1,000   1,028,576
Toyota Motor Credit Corp.
^^  0.875%, 07/17/15.............................   2,000   2,014,134
Union Bank NA
^^  2.125%, 12/16/13.............................   1,050   1,052,267
Viacom, Inc.
^^  4.375%, 09/15/14.............................   1,500   1,547,665
WellPoint, Inc.
^^  5.000%, 12/15/14.............................   1,572   1,647,264

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED STATES -- (Continued)
Wells Fargo & Co.
^^  1.500%, 07/01/15.............................   1,500 $  1,520,779
Williams Partners L.P.
^^  3.800%, 02/15/15.............................   1,000    1,036,267
Xerox Corp.
^^  4.250%, 02/15/15.............................   1,000    1,041,707
                                                          ------------
TOTAL UNITED STATES..............................           46,724,895
                                                          ------------
TOTAL BONDS......................................          116,841,957
                                                          ------------

AGENCY OBLIGATIONS -- (26.4%)
Federal Home Loan Bank
^^  0.375%, 08/28/15.............................  11,000   11,016,093
^^  1.750%, 09/11/15.............................   4,000    4,104,364
Federal Home Loan Mortgage Corporation
^^  1.750%, 09/10/15.............................  23,500   24,104,866
Federal National Mortgage Association
^^  4.375%, 10/15/15.............................   5,000    5,390,740
^^  1.625%, 10/26/15.............................  11,000   11,273,592
                                                          ------------
TOTAL AGENCY OBLIGATIONS.........................           55,889,655
                                                          ------------

U.S. TREASURY OBLIGATIONS -- (14.7%)
U.S. Treasury Notes
^^  1.250%, 08/31/15.............................   5,000    5,088,085
^^  0.250%, 09/15/15.............................  26,000   25,978,680
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS..................           31,066,765
                                                          ------------

                                                  SHARES
                                                  ------       -

EXCHANGE-TRADED FUNDS -- (3.7%)
UNITED STATES -- (3.7%)
^^  SPDR S&P 500 ETF Trust.......................  44,100 $  7,749,693
                                                          ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $207,572,600)............................          $211,548,070
                                                          ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------
                                            LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                          ----------- ------------  ------- ------------
Bonds
  Australia..............................          -- $  9,138,403    --    $  9,138,403
  Belgium................................          --    2,573,925    --       2,573,925
  Canada.................................          --   18,783,525    --      18,783,525
  France.................................          --    4,237,433    --       4,237,433
  Netherlands............................          --   14,143,008    --      14,143,008
  New Zealand............................          --    5,161,871    --       5,161,871
  Supranational Organization Obligations.          --    7,454,444    --       7,454,444
  Sweden.................................          --    4,515,255    --       4,515,255
  United Kingdom.........................          --    4,109,198    --       4,109,198
  United States..........................          --   46,724,895    --      46,724,895
Agency Obligations.......................          --   55,889,655    --      55,889,655
U.S. Treasury Obligations................          --   31,066,765    --      31,066,765
Exchange-Traded Funds.................... $ 7,749,693           --    --       7,749,693
Forward Currency Contracts**.............          --     (217,267)   --        (217,267)
Futures Contracts**......................   7,914,250           --    --       7,914,250
                                          ----------- ------------    --    ------------
TOTAL.................................... $15,663,943 $203,581,110    --    $219,245,053
                                          =========== ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                PERCENTAGE
                                          SHARES    VALUE+    OF NET ASSETS**
                                          ------    ------    ---------------
   COMMON STOCKS -- (78.8%)
   Consumer Discretionary -- (11.3%)
   #*  Amazon.com, Inc...................  2,368 $    862,023            0.6%
   #   Comcast Corp. Class A............. 12,656      602,172            0.4%
   #   Ford Motor Co..................... 29,889      511,401            0.4%
       Home Depot, Inc. (The)............ 10,741      836,616            0.6%
       McDonald's Corp...................  6,834      659,618            0.5%
   #   Walt Disney Co. (The)............. 11,484      787,688            0.6%
       Other Securities..................          14,923,649           11.1%
                                                 ------------           -----
   Total Consumer Discretionary..........          19,183,167           14.2%
                                                 ------------           -----
   Consumer Staples -- (7.2%)
       Altria Group, Inc................. 15,353      571,592            0.4%
       Coca-Cola Co. (The)............... 24,123      954,547            0.7%
       CVS Caremark Corp.................  8,794      547,514            0.4%
       PepsiCo, Inc...................... 11,559      971,996            0.7%
       Philip Morris International, Inc..  7,357      655,656            0.5%
       Procter & Gamble Co. (The)........ 16,427    1,326,480            1.0%
       Wal-Mart Stores, Inc.............. 14,077    1,080,410            0.8%
       Other Securities..................           6,156,227            4.5%
                                                 ------------           -----
   Total Consumer Staples................          12,264,422            9.0%
                                                 ------------           -----
   Energy -- (8.6%)
       Chevron Corp...................... 15,399    1,847,264            1.4%
   #   ConocoPhillips....................  9,824      720,099            0.5%
       Exxon Mobil Corp.................. 33,948    3,042,420            2.2%
       Occidental Petroleum Corp.........  6,368      611,837            0.4%
       Schlumberger, Ltd.................  9,413      882,186            0.6%
       Other Securities..................           7,529,797            5.7%
                                                 ------------           -----
   Total Energy..........................          14,633,603           10.8%
                                                 ------------           -----
   Financials -- (10.8%)
       Bank of America Corp.............. 60,004      837,656            0.6%
   *   Berkshire Hathaway, Inc. Class B..  7,001      805,675            0.6%
       Citigroup, Inc.................... 17,040      831,211            0.6%
       Goldman Sachs Group, Inc. (The)...  3,171      510,087            0.4%
       JPMorgan Chase & Co............... 21,278    1,096,668            0.8%
       Wells Fargo & Co.................. 35,385    1,510,586            1.1%
       Other Securities..................          12,832,461            9.5%
                                                 ------------           -----
   Total Financials......................          18,424,344           13.6%
                                                 ------------           -----
   Health Care -- (9.4%)
       AbbVie, Inc....................... 11,687      566,235            0.4%
       Amgen, Inc........................  4,379      507,964            0.4%
   #*  Gilead Sciences, Inc.............. 10,529      747,454            0.6%
       Johnson & Johnson................. 17,936    1,661,053            1.2%
       Merck & Co., Inc.................. 16,010      721,891            0.5%
       Pfizer, Inc....................... 42,830    1,314,024            1.0%
       UnitedHealth Group, Inc...........  8,727      595,705            0.4%
       Other Securities..................           9,891,997            7.3%
                                                 ------------           -----
   Total Health Care.....................          16,006,323           11.8%
                                                 ------------           -----

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                           SHARES      VALUE+    OF NET ASSETS**
                                                           ------      ------    ---------------
Industrials -- (10.1%)
      3M Co..............................................     5,226 $    657,692            0.5%
#     Boeing Co. (The)...................................     5,477      714,749            0.5%
#     Caterpillar, Inc...................................     6,084      507,162            0.4%
      General Electric Co................................    60,931    1,592,736            1.2%
      Union Pacific Corp.................................     3,705      560,937            0.4%
#     United Parcel Service, Inc. Class B................     5,411      531,577            0.4%
      United Technologies Corp...........................     5,829      619,331            0.5%
      Other Securities...................................             12,050,736            8.8%
                                                                    ------------          ------
Total Industrials........................................             17,234,920           12.7%
                                                                    ------------          ------
Information Technology -- (14.1%)
      Apple, Inc.........................................     7,301    3,813,677            2.8%
      Cisco Systems, Inc.................................    37,573      845,392            0.6%
*     Google, Inc. Class A...............................     1,196    1,232,574            0.9%
#     Intel Corp.........................................    49,134    1,200,344            0.9%
      International Business Machines Corp...............     5,277      945,691            0.7%
      Mastercard, Inc. Class A...........................       840      602,364            0.5%
      Microsoft Corp.....................................    58,934    2,083,317            1.5%
      Oracle Corp........................................    22,445      751,907            0.6%
      QUALCOMM, Inc......................................    10,063      699,077            0.5%
#     Visa, Inc. Class A.................................     2,928      575,850            0.4%
      Other Securities...................................             11,166,673            8.3%
                                                                    ------------          ------
Total Information Technology.............................             23,916,866           17.7%
                                                                    ------------          ------
Materials -- (3.5%)
      Other Securities...................................              5,926,778            4.4%
                                                                    ------------          ------
Telecommunication Services -- (2.0%)
      AT&T, Inc..........................................    28,648    1,037,057            0.8%
      Verizon Communications, Inc........................    29,531    1,491,611            1.1%
      Other Securities...................................                803,507            0.6%
                                                                    ------------          ------
Total Telecommunication Services.........................              3,332,175            2.5%
                                                                    ------------          ------
Utilities -- (1.8%)
      Other Securities...................................              3,161,345            2.3%
                                                                    ------------          ------
TOTAL COMMON STOCKS......................................            134,083,943           99.0%
                                                                    ------------          ------

TEMPORARY CASH INVESTMENTS -- (1.3%)
      State Street Institutional Liquid Reserves, 0.073%  2,237,177    2,237,177            1.7%
                                                                    ------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------       -              -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (19.9%)
(S)@  DFA Short Term Investment Fund..................... 2,917,225   33,752,290           24.9%
                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $159,513,609)..................................             $170,073,410          125.6%
                                                                    ============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                 ------------ ----------- ------- ------------
  Common Stocks
    Consumer Discretionary...... $ 19,183,167          --   --    $ 19,183,167
    Consumer Staples............   12,264,422          --   --      12,264,422
    Energy......................   14,633,603          --   --      14,633,603
    Financials..................   18,424,344          --   --      18,424,344
    Health Care.................   16,006,323          --   --      16,006,323
    Industrials.................   17,234,920          --   --      17,234,920
    Information Technology......   23,916,866          --   --      23,916,866
    Materials...................    5,926,778          --   --       5,926,778
    Telecommunication Services..    3,332,175          --   --       3,332,175
    Utilities...................    3,161,345          --   --       3,161,345
  Temporary Cash Investments....    2,237,177          --   --       2,237,177
  Securities Lending Collateral.           -- $33,752,290   --      33,752,290
                                 ------------ -----------   --    ------------
  TOTAL......................... $136,321,120 $33,752,290   --    $170,073,410
                                 ============ ===========   ==    ============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                            VALUE+
                                                        ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $11,967,119,572
                                                        ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $7,741,066,829)............................. $11,967,119,572
                                                        ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (86.6%)
Consumer Discretionary -- (11.9%)
#*  Cabela's, Inc..........................   289,665 $   17,182,928            0.4%
    Dillard's, Inc. Class A................   211,147     17,309,831            0.4%
#   GameStop Corp. Class A.................   635,798     34,854,446            0.8%
*   Live Nation Entertainment, Inc.........   924,308     17,968,548            0.4%
#   Washington Post Co. (The) Class B......    30,743     19,777,587            0.5%
#   Wendy's Co. (The)...................... 2,246,594     19,522,902            0.5%
    Other Securities.......................              446,579,792           10.6%
                                                      --------------          ------
Total Consumer Discretionary...............              573,196,034           13.6%
                                                      --------------          ------
Consumer Staples -- (2.9%)
*   Hain Celestial Group, Inc. (The).......   189,025     15,732,551            0.4%
    Other Securities.......................              125,648,756            3.0%
                                                      --------------          ------
Total Consumer Staples.....................              141,381,307            3.4%
                                                      --------------          ------
Energy -- (9.2%)
    Nabors Industries, Ltd.................   991,502     17,331,455            0.4%
#   Patterson-UTI Energy, Inc..............   696,309     16,892,456            0.4%
*   Rowan Cos. P.L.C. Class A..............   671,277     24,219,674            0.6%
*   Superior Energy Services, Inc..........   633,713     17,002,520            0.4%
    Tesoro Corp............................   476,686     23,305,179            0.6%
    Tidewater, Inc.........................   297,291     17,902,864            0.4%
*   Whiting Petroleum Corp.................   384,511     25,719,941            0.6%
    Other Securities.......................              299,773,020            7.1%
                                                      --------------          ------
Total Energy...............................              442,147,109           10.5%
                                                      --------------          ------
Financials -- (22.3%)
    Allied World Assurance Co. Holdings AG.   169,770     18,384,393            0.4%
*   American Capital, Ltd.................. 1,522,751     21,333,742            0.5%
    American Financial Group, Inc..........   459,734     25,864,635            0.6%
    Assurant, Inc..........................   471,974     27,601,040            0.7%
#   Assured Guaranty, Ltd..................   768,259     15,749,309            0.4%
    Axis Capital Holdings, Ltd.............   593,046     28,122,241            0.7%
    CNO Financial Group, Inc............... 1,174,038     18,291,512            0.4%
#*  E*TRADE Financial Corp................. 1,092,091     18,467,259            0.4%
*   Genworth Financial, Inc. Class A....... 2,131,699     30,973,586            0.7%
#   Legg Mason, Inc........................   731,595     28,144,460            0.7%
    NASDAQ OMX Group, Inc. (The)...........   858,799     30,427,249            0.7%
    Old Republic International Corp........ 1,179,426     19,802,563            0.5%
    PartnerRe, Ltd.........................   321,083     32,175,727            0.8%
#   People's United Financial, Inc......... 1,477,976     21,327,194            0.5%
    Protective Life Corp...................   420,743     19,387,837            0.5%
    Reinsurance Group of America, Inc......   387,086     27,552,781            0.7%
    Validus Holdings, Ltd..................   382,593     15,104,772            0.4%
    Zions BanCorp..........................   790,545     22,427,762            0.5%
    Other Securities.......................              653,986,823           15.4%
                                                      --------------          ------
Total Financials...........................            1,075,124,885           25.5%
                                                      --------------          ------
Health Care -- (5.5%)
    Community Health Systems, Inc..........   490,559     21,403,089            0.5%
    Omnicare, Inc..........................   597,354     32,944,073            0.8%
    Other Securities.......................              211,790,254            5.0%
                                                      --------------          ------
Total Health Care..........................              266,137,416            6.3%
                                                      --------------          ------

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (13.6%)
      AMERCO.............................................     84,246 $   17,011,795            0.4%
*     Avis Budget Group, Inc.............................    665,365     20,845,885            0.5%
*     Owens Corning......................................    624,093     22,423,661            0.5%
      Ryder System, Inc..................................    309,611     20,381,692            0.5%
#     Trinity Industries, Inc............................    485,295     24,570,486            0.6%
      URS Corp...........................................    366,165     19,853,466            0.5%
      Other Securities...................................               534,006,806           12.6%
                                                                     --------------          ------
Total Industrials........................................               659,093,791           15.6%
                                                                     --------------          ------
Information Technology -- (12.8%)
#     AOL, Inc...........................................    416,163     15,081,747            0.4%
*     Arrow Electronics, Inc.............................    462,647     22,216,309            0.5%
      Avnet, Inc.........................................    602,535     23,920,640            0.6%
#*    First Solar, Inc...................................    629,345     31,637,173            0.8%
*     Ingram Micro, Inc. Class A.........................    737,900     17,097,143            0.4%
      Marvell Technology Group, Ltd......................  1,425,540     17,106,480            0.4%
      Other Securities...................................               489,704,916           11.5%
                                                                     --------------          ------
Total Information Technology.............................               616,764,408           14.6%
                                                                     --------------          ------
Materials -- (6.5%)
      Reliance Steel & Aluminum Co.......................    404,807     29,668,305            0.7%
      Rock Tenn Co. Class A..............................    178,696     19,122,259            0.5%
      Steel Dynamics, Inc................................    904,475     16,253,416            0.4%
      Other Securities...................................               248,841,823            5.8%
                                                                     --------------          ------
Total Materials..........................................               313,885,803            7.4%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                 7,868,529            0.2%
                                                                     --------------          ------
Telecommunication Services -- (1.2%)
      Other Securities...................................                58,657,005            1.4%
                                                                     --------------          ------
Utilities -- (0.5%)......................................
#     UGI Corp...........................................    424,799     17,573,935            0.4%
      Other Securities...................................                 5,926,184            0.2%
                                                                     --------------          ------
Total Utilities..........................................                23,500,119            0.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,177,756,406           99.1%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    25,593            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%. 25,534,847     25,534,847            0.6%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (12.9%)
(S)@  DFA Short Term Investment Fund..................... 53,871,979    623,298,798           14.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,493,026,078)................................              $4,826,615,644          114.5%
                                                                     ==============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  573,196,034           --   --    $  573,196,034
  Consumer Staples..............    141,381,307           --   --       141,381,307
  Energy........................    442,147,109           --   --       442,147,109
  Financials....................  1,075,117,373 $      7,512   --     1,075,124,885
  Health Care...................    265,990,921      146,495   --       266,137,416
  Industrials...................    658,984,691      109,100   --       659,093,791
  Information Technology........    616,764,408           --   --       616,764,408
  Materials.....................    313,885,803           --   --       313,885,803
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.      7,868,529           --   --         7,868,529
  Telecommunication Services....     58,657,005           --   --        58,657,005
  Utilities.....................     23,500,119           --   --        23,500,119
Rights/Warrants.................             --       25,593   --            25,593
Temporary Cash Investments......     25,534,847           --   --        25,534,847
Securities Lending Collateral...             --  623,298,798   --       623,298,798
                                 -------------- ------------   --    --------------
TOTAL........................... $4,203,028,146 $623,587,498   --    $4,826,615,644
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (85.8%)
Consumer Discretionary -- (13.8%)
#*  Cabela's, Inc...........................   730,898 $   43,356,869            0.5%
#*  Iconix Brand Group, Inc................. 2,233,461     80,605,607            0.8%
*   Live Nation Entertainment, Inc.......... 2,980,399     57,938,957            0.6%
    Penske Automotive Group, Inc............ 1,250,616     49,549,406            0.5%
#   Rent-A-Center, Inc...................... 1,772,669     60,696,187            0.6%
#   Wendy's Co. (The)....................... 5,109,486     44,401,433            0.5%
    Other Securities........................            1,183,785,818           12.4%
                                                       --------------          ------
Total Consumer Discretionary................            1,520,334,277           15.9%
                                                       --------------          ------
Consumer Staples -- (3.3%)
    Fresh Del Monte Produce, Inc............ 1,603,629     42,640,495            0.5%
    Seaboard Corp...........................    18,588     50,745,240            0.5%
#   Universal Corp..........................   830,795     44,057,059            0.5%
    Other Securities........................              229,684,189            2.3%
                                                       --------------          ------
Total Consumer Staples......................              367,126,983            3.8%
                                                       --------------          ------
Energy -- (9.1%)
    Bristow Group, Inc...................... 1,325,217    106,640,212            1.1%
#*  Exterran Holdings, Inc.................. 2,293,667     65,484,193            0.7%
*   Helix Energy Solutions Group, Inc....... 3,443,185     81,465,757            0.8%
#*  Hornbeck Offshore Services, Inc......... 1,311,935     72,510,647            0.8%
#*  PDC Energy, Inc.........................   643,218     43,616,613            0.5%
#   SEACOR Holdings, Inc....................   510,108     49,888,562            0.5%
    Other Securities........................              579,294,876            6.1%
                                                       --------------          ------
Total Energy................................              998,900,860           10.5%
                                                       --------------          ------
Financials -- (23.2%)
    Argo Group International Holdings, Ltd.. 1,019,162     42,784,421            0.5%
    CapitalSource, Inc...................... 3,605,113     47,154,878            0.5%
    CNO Financial Group, Inc................ 8,581,021    133,692,307            1.4%
#   Endurance Specialty Holdings, Ltd....... 1,240,849     68,606,541            0.7%
    Hanover Insurance Group, Inc. (The).....   955,408     55,929,584            0.6%
    Kemper Corp............................. 1,614,877     59,782,747            0.6%
#   MB Financial, Inc....................... 1,464,568     43,497,670            0.5%
#*  MBIA, Inc............................... 4,664,368     53,033,864            0.6%
    Montpelier Re Holdings, Ltd............. 2,155,898     59,524,344            0.6%
#*  PHH Corp................................ 1,999,053     48,077,225            0.5%
    Platinum Underwriters Holdings, Ltd.....   978,955     60,881,211            0.7%
    Provident Financial Services, Inc....... 2,294,791     43,004,383            0.5%
#   Radian Group, Inc....................... 2,978,199     43,392,359            0.5%
    Selective Insurance Group, Inc.......... 1,840,980     48,362,545            0.5%
    Susquehanna Bancshares, Inc............. 5,363,165     63,204,900            0.7%
#   Umpqua Holdings Corp.................... 4,077,772     66,753,128            0.7%
    Washington Federal, Inc................. 1,940,982     44,215,570            0.5%
    Webster Financial Corp.................. 2,225,867     62,079,431            0.7%
#   Wintrust Financial Corp................. 1,288,249     56,051,714            0.6%
    Other Securities........................            1,461,735,985           15.0%
                                                       --------------          ------
Total Financials............................            2,561,764,807           26.9%
                                                       --------------          ------
Health Care -- (3.7%)
*   LifePoint Hospitals, Inc................ 1,892,213     97,713,879            1.0%
    Other Securities........................              308,580,478            3.3%
                                                       --------------          ------
Total Health Care...........................              406,294,357            4.3%
                                                       --------------          ------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Industrials -- (14.8%)
      AMERCO.............................................     343,691 $    69,401,524            0.7%
#*    Avis Budget Group, Inc.............................   3,927,269     123,041,338            1.3%
*     Esterline Technologies Corp........................   1,145,345      91,810,855            1.0%
#     GATX Corp..........................................   1,763,892      90,928,633            1.0%
#     General Cable Corp.................................   1,577,516      51,947,602            0.6%
#*    JetBlue Airways Corp...............................  10,286,881      72,933,986            0.8%
#*    Mobile Mini, Inc...................................   1,175,105      42,444,793            0.5%
      Other Securities...................................               1,095,470,224           11.3%
                                                                      ---------------          ------
Total Industrials........................................               1,637,978,955           17.2%
                                                                      ---------------          ------
Information Technology -- (11.9%)
*     Benchmark Electronics, Inc.........................   2,299,623      52,270,431            0.6%
#*    CACI International, Inc. Class A...................     780,459      56,177,439            0.6%
#     Convergys Corp.....................................   3,909,664      77,176,767            0.8%
#*    SYNNEX Corp........................................   1,175,733      72,072,433            0.8%
*     Tech Data Corp.....................................     836,389      43,542,411            0.5%
#*    Vishay Intertechnology, Inc........................   4,709,603      57,786,829            0.6%
      Other Securities...................................                 955,905,032            9.9%
                                                                      ---------------          ------
Total Information Technology.............................               1,314,931,342           13.8%
                                                                      ---------------          ------
Materials -- (5.4%)
*     Graphic Packaging Holding Co.......................   5,789,957      48,635,639            0.5%
*     Louisiana-Pacific Corp.............................   3,503,276      59,590,725            0.6%
      Other Securities...................................                 491,791,727            5.2%
                                                                      ---------------          ------
Total Materials..........................................                 600,018,091            6.3%
                                                                      ---------------          ------
Other -- (0.0%)
      Other Securities...................................                      85,260            0.0%
                                                                      ---------------          ------
Real Estate Investment Trusts -- (0.2%)
      Other Securities...................................                  19,418,367            0.2%
                                                                      ---------------          ------
Telecommunication Services -- (0.3%)
      Other Securities...................................                  35,414,331            0.4%
                                                                      ---------------          ------
Utilities -- (0.1%)
      Other Securities...................................                   7,908,495            0.1%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................               9,470,176,125           99.4%
                                                                      ---------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                          --            0.0%
                                                                      ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                     222,356            0.0%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%.  58,723,771      58,723,771            0.6%
                                                                      ---------------          ------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                            -------         -                -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (13.7%)
(S)@  DFA Short Term Investment Fund..................... 130,380,635   1,508,503,951           15.9%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,164,435,164)................................               $11,037,626,203          115.9%
                                                                      ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,520,334,277             --   --    $ 1,520,334,277
  Consumer Staples..............    367,126,983             --   --        367,126,983
  Energy........................    998,900,860             --   --        998,900,860
  Financials....................  2,561,714,904 $       49,903   --      2,561,764,807
  Health Care...................    405,421,123        873,234   --        406,294,357
  Industrials...................  1,637,355,218        623,737   --      1,637,978,955
  Information Technology........  1,314,931,342             --   --      1,314,931,342
  Materials.....................    600,018,091             --   --        600,018,091
  Other.........................             --         85,260   --             85,260
  Real Estate Investment Trusts.     19,418,367             --   --         19,418,367
  Telecommunication Services....     35,414,331             --   --         35,414,331
  Utilities.....................      7,908,495             --   --          7,908,495
Preferred Stocks
  Other.........................             --             --   --                 --
Rights/Warrants.................             --        222,356   --            222,356
Temporary Cash Investments......     58,723,771             --   --         58,723,771
Securities Lending Collateral...             --  1,508,503,951   --      1,508,503,951
                                 -------------- --------------   --    ---------------
TOTAL........................... $9,527,267,762 $1,510,358,441   --    $11,037,626,203
                                 ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (13.2%)
*   Amazon.com, Inc......................    86,377 $   31,443,819            0.4%
    Comcast Corp. Class A................   725,325     34,510,963            0.5%
    Home Depot, Inc. (The)...............   350,095     27,268,900            0.4%
    McDonald's Corp......................   237,696     22,942,418            0.3%
    Time Warner, Inc.....................   312,767     21,499,604            0.3%
    Walt Disney Co. (The)................   447,208     30,673,997            0.4%
    Other Securities.....................              928,419,928           12.2%
                                                    --------------          ------
Total Consumer Discretionary.............            1,096,759,629           14.5%
                                                    --------------          ------
Consumer Staples -- (6.7%)
    Coca-Cola Co. (The)..................   932,501     36,899,065            0.5%
    CVS Caremark Corp....................   419,936     26,145,215            0.4%
    Mondelez International, Inc. Class A.   575,836     19,371,123            0.3%
    PepsiCo, Inc.........................   378,786     31,852,115            0.4%
    Philip Morris International, Inc.....   379,444     33,816,049            0.5%
    Procter & Gamble Co. (The)...........   620,688     50,120,556            0.7%
    Wal-Mart Stores, Inc.................   421,387     32,341,452            0.4%
    Other Securities.....................              321,110,342            4.1%
                                                    --------------          ------
Total Consumer Staples...................              551,655,917            7.3%
                                                    --------------          ------
Energy -- (9.4%)
    Chevron Corp.........................   671,031     80,496,879            1.1%
    ConocoPhillips.......................   409,670     30,028,811            0.4%
    Exxon Mobil Corp..................... 1,499,029    134,342,979            1.8%
    Occidental Petroleum Corp............   273,715     26,298,537            0.4%
    Schlumberger, Ltd....................   299,627     28,081,042            0.4%
    Other Securities.....................              483,605,737            6.2%
                                                    --------------          ------
Total Energy.............................              782,853,985           10.3%
                                                    --------------          ------
Financials -- (15.7%)
    American Express Co..................   241,143     19,725,497            0.3%
    American International Group, Inc....   492,240     25,424,196            0.3%
    Bank of America Corp................. 3,834,941     53,535,776            0.7%
*   Berkshire Hathaway, Inc. Class B.....   406,267     46,753,206            0.6%
    Citigroup, Inc....................... 1,073,660     52,373,135            0.7%
    Goldman Sachs Group, Inc. (The)......   152,527     24,535,493            0.3%
    JPMorgan Chase & Co.................. 1,350,398     69,599,513            0.9%
    U.S. Bancorp.........................   623,331     23,287,646            0.3%
    Wells Fargo & Co..................... 1,760,712     75,164,795            1.0%
    Other Securities.....................              915,425,567           12.1%
                                                    --------------          ------
Total Financials.........................            1,305,824,824           17.2%
                                                    --------------          ------
Health Care -- (10.2%)
    Amgen, Inc...........................   197,640     22,926,240            0.3%
    Bristol-Myers Squibb Co..............   391,740     20,574,185            0.3%
*   Gilead Sciences, Inc.................   358,324     25,437,421            0.3%
    Johnson & Johnson....................   710,094     65,761,805            0.9%
    Merck & Co., Inc.....................   801,185     36,125,432            0.5%
    Pfizer, Inc.......................... 2,220,281     68,118,221            0.9%
    UnitedHealth Group, Inc..............   344,956     23,546,697            0.3%
    Other Securities.....................              583,322,666            7.7%
                                                    --------------          ------
Total Health Care........................              845,812,667           11.2%
                                                    --------------          ------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (12.0%)
      3M Co..............................................    157,069 $   19,767,134            0.3%
      Boeing Co. (The)...................................    168,655     22,009,477            0.3%
      General Electric Co................................  3,541,296     92,569,477            1.2%
      Union Pacific Corp.................................    158,185     23,949,209            0.3%
      United Technologies Corp...........................    215,910     22,940,437            0.3%
      Other Securities...................................               816,458,383           10.8%
                                                                     --------------          ------
Total Industrials........................................               997,694,117           13.2%
                                                                     --------------          ------
Information Technology -- (14.8%)
      Apple, Inc.........................................    195,508    102,123,604            1.4%
      Cisco Systems, Inc.................................  1,871,862     42,116,895            0.6%
*     Google, Inc. Class A...............................     65,230     67,224,733            0.9%
      Intel Corp.........................................  1,702,035     41,580,715            0.6%
      International Business Machines Corp...............    236,758     42,429,401            0.6%
      Microsoft Corp.....................................  1,967,669     69,557,099            0.9%
      Oracle Corp........................................    843,387     28,253,464            0.4%
      QUALCOMM, Inc......................................    373,897     25,974,625            0.4%
      Visa, Inc. Class A.................................    127,752     25,124,986            0.3%
      Other Securities...................................               780,908,300           10.1%
                                                                     --------------          ------
Total Information Technology.............................             1,225,293,822           16.2%
                                                                     --------------          ------
Materials -- (4.3%)
      Other Securities...................................               354,429,733            4.7%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc..........................................  1,762,656     63,808,147            0.8%
      Verizon Communications, Inc........................    743,452     37,551,761            0.5%
      Other Securities...................................                49,643,037            0.7%
                                                                     --------------          ------
Total Telecommunication Services.........................               151,002,945            2.0%
                                                                     --------------          ------
Utilities -- (2.7%)
      Other Securities...................................               225,005,109            3.0%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             7,536,332,748           99.6%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   159,054            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional Liquid Reserves, 0.073%. 31,598,604     31,598,604            0.4%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund..................... 63,360,287 $  733,078,518            9.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,002,014,885)................................              $8,301,168,924          109.7%
                                                                     ==============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,096,759,629           --   --    $1,096,759,629
  Consumer Staples............    551,655,917           --   --       551,655,917
  Energy......................    782,853,985           --   --       782,853,985
  Financials..................  1,305,823,024 $      1,800   --     1,305,824,824
  Health Care.................    845,796,644       16,023   --       845,812,667
  Industrials.................    997,677,317       16,800   --       997,694,117
  Information Technology......  1,225,293,822           --   --     1,225,293,822
  Materials...................    354,429,733           --   --       354,429,733
  Other.......................             --           --   --                --
  Telecommunication Services..    151,002,945           --   --       151,002,945
  Utilities...................    225,005,109           --   --       225,005,109
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      159,054   --           159,054
Temporary Cash Investments....     31,598,604           --   --        31,598,604
Securities Lending Collateral.             --  733,078,518   --       733,078,518
                               -------------- ------------   --    --------------
TOTAL......................... $7,567,896,729 $733,272,195   --    $8,301,168,924
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Consumer Discretionary -- (12.8%)
    Comcast Corp. Class A.................. 1,101,420 $   52,405,564            0.5%
    Time Warner, Inc.......................   517,336     35,561,677            0.4%
    Twenty-First Century Fox, Inc. Class A.   846,333     28,843,029            0.3%
    Walt Disney Co. (The)..................   830,524     56,965,641            0.6%
    Other Securities.......................            1,241,097,856           12.4%
                                                      --------------          ------
Total Consumer Discretionary...............            1,414,873,767           14.2%
                                                      --------------          ------
Consumer Staples -- (5.4%)
    CVS Caremark Corp......................   672,828     41,890,271            0.4%
    Mondelez International, Inc. Class A...   920,693     30,972,113            0.3%
    Procter & Gamble Co. (The).............   646,219     52,182,184            0.5%
    Wal-Mart Stores, Inc...................   387,774     29,761,655            0.3%
    Walgreen Co............................   475,167     28,148,893            0.3%
    Other Securities.......................              420,011,991            4.3%
                                                      --------------          ------
Total Consumer Staples.....................              602,967,107            6.1%
                                                      --------------          ------
Energy -- (10.5%)
    Anadarko Petroleum Corp................   289,878     27,622,475            0.3%
    Chevron Corp........................... 1,090,432    130,808,223            1.3%
    ConocoPhillips.........................   648,630     47,544,579            0.5%
    EOG Resources, Inc.....................   150,872     26,915,565            0.3%
    Exxon Mobil Corp....................... 2,490,947    223,238,670            2.2%
    Occidental Petroleum Corp..............   454,609     43,678,833            0.4%
    Schlumberger, Ltd......................   239,817     22,475,649            0.2%
    Other Securities.......................              634,771,552            6.4%
                                                      --------------          ------
Total Energy...............................            1,157,055,546           11.6%
                                                      --------------          ------
Financials -- (18.2%)
    American International Group, Inc......   778,143     40,191,086            0.4%
    Ameriprise Financial, Inc..............   219,392     22,057,672            0.2%
    Bank of America Corp................... 6,230,807     86,982,066            0.9%
*   Berkshire Hathaway, Inc. Class B.......   232,188     26,720,195            0.3%
    BlackRock, Inc.........................    73,022     21,965,748            0.2%
    Capital One Financial Corp.............   312,923     21,488,422            0.2%
    Citigroup, Inc......................... 1,762,407     85,970,213            0.9%
    Goldman Sachs Group, Inc. (The)........   240,919     38,754,230            0.4%
    JPMorgan Chase & Co.................... 2,206,428    113,719,299            1.1%
    MetLife, Inc...........................   512,756     24,258,486            0.3%
    Morgan Stanley.........................   786,023     22,582,441            0.2%
    U.S. Bancorp...........................   991,278     37,034,146            0.4%
    Wells Fargo & Co....................... 2,946,563    125,788,774            1.3%
    Other Securities.......................            1,343,236,724           13.3%
                                                      --------------          ------
Total Financials...........................            2,010,749,502           20.1%
                                                      --------------          ------
Health Care -- (9.6%)
    Amgen, Inc.............................   259,507     30,102,812            0.3%
*   Express Scripts Holding Co.............   462,397     28,909,060            0.3%
    Johnson & Johnson......................   409,001     37,877,583            0.4%
    Merck & Co., Inc....................... 1,401,705     63,202,878            0.6%
    Pfizer, Inc............................ 3,622,771    111,146,614            1.1%
    UnitedHealth Group, Inc................   548,645     37,450,508            0.4%
    Zoetis, Inc............................   936,170     29,639,142            0.3%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES       VALUE+     OF NET ASSETS**
                                                          ------       ------     ---------------
Health Care -- (Continued)
    Other Securities...................................            $  728,069,628            7.3%
                                                                   --------------          ------
Total Health Care......................................             1,066,398,225           10.7%
                                                                   --------------          ------

Industrials -- (12.4%)
    FedEx Corp.........................................    169,074     22,148,694            0.2%
    General Electric Co................................  5,963,501    155,885,916            1.6%
    Union Pacific Corp.................................    261,311     39,562,485            0.4%
    Other Securities...................................             1,151,499,413           11.5%
                                                                   --------------          ------
Total Industrials......................................             1,369,096,508           13.7%
                                                                   --------------          ------

Information Technology -- (12.6%)
    Apple, Inc.........................................    130,247     68,034,520            0.7%
    Cisco Systems, Inc.................................  3,077,086     69,234,435            0.7%
    EMC Corp...........................................  1,056,822     25,437,706            0.3%
*   Google, Inc. Class A...............................     30,564     31,498,647            0.3%
    Hewlett-Packard Co.................................  1,055,382     25,719,659            0.3%
    Intel Corp.........................................  2,859,210     69,850,500            0.7%
    Microsoft Corp.....................................    932,130     32,950,795            0.3%
    Visa, Inc. Class A.................................    196,429     38,631,691            0.4%
    Other Securities...................................             1,029,293,792           10.2%
                                                                   --------------          ------
Total Information Technology...........................             1,390,651,745           13.9%
                                                                   --------------          ------

Materials -- (4.4%)
    Dow Chemical Co. (The).............................    627,320     24,760,320            0.3%
    Other Securities...................................               467,559,113            4.6%
                                                                   --------------          ------
Total Materials........................................               492,319,433            4.9%
                                                                   --------------          ------

Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------          ------

Telecommunication Services -- (2.3%)
    AT&T, Inc..........................................  3,049,991    110,409,674            1.1%
    Verizon Communications, Inc........................  1,449,236     73,200,910            0.7%
    Other Securities...................................                67,929,375            0.7%
                                                                   --------------          ------
Total Telecommunication Services.......................               251,539,959            2.5%
                                                                   --------------          ------

Utilities -- (1.9%)
    Other Securities...................................               210,671,606            2.1%
                                                                   --------------          ------
TOTAL COMMON STOCKS....................................             9,966,323,398           99.8%
                                                                   --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                        --            0.0%
                                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                   358,381            0.0%
                                                                   --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
    State Street Institutional Liquid Reserves, 0.073%. 33,428,910     33,428,910            0.3%
                                                                   --------------          ------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                         SHARES/
                                          FACE                       PERCENTAGE
                                         AMOUNT        VALUE+      OF NET ASSETS**
                                         -------       ------      ---------------
                                          (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@   DFA Short Term Investment Fund.. 91,671,614 $ 1,060,640,572           10.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,891,276,455)..............              $11,060,751,261          110.7%
                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Consumer Discretionary...... $1,414,873,767             --   --    $ 1,414,873,767
  Consumer Staples............    602,967,107             --   --        602,967,107
  Energy......................  1,157,055,546             --   --      1,157,055,546
  Financials..................  2,010,745,188 $        4,314   --      2,010,749,502
  Health Care.................  1,066,360,782         37,443   --      1,066,398,225
  Industrials.................  1,369,054,287         42,221   --      1,369,096,508
  Information Technology......  1,390,651,745             --   --      1,390,651,745
  Materials...................    492,319,433             --   --        492,319,433
  Other.......................             --             --   --                 --
  Telecommunication Services..    251,539,959             --   --        251,539,959
  Utilities...................    210,671,606             --   --        210,671,606
Preferred Stocks
  Other.......................             --             --   --                 --
Rights/Warrants...............             --        358,381   --            358,381
Temporary Cash Investments....     33,428,910             --   --         33,428,910
Securities Lending Collateral.             --  1,060,640,572   --      1,060,640,572
                               -------------- --------------   --    ---------------
TOTAL......................... $9,999,668,330 $1,061,082,931   --    $11,060,751,261
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (13.2%)
    CBS Corp. Class B.......................    99,468 $    5,882,537            0.2%
    Comcast Corp. Class A...................   336,814     16,025,610            0.6%
#   GameStop Corp. Class A..................   124,160      6,806,451            0.2%
*   Jarden Corp.............................   117,655      6,513,381            0.2%
*   Liberty Interactive Corp. Class A.......   268,740      7,245,230            0.3%
    Time Warner, Inc........................    97,900      6,729,646            0.2%
    Walt Disney Co. (The)...................   118,253      8,110,973            0.3%
    Other Securities........................              376,574,031           13.0%
                                                       --------------          ------
Total Consumer Discretionary................              433,887,859           15.0%
                                                       --------------          ------
Consumer Staples -- (4.4%)
    Bunge, Ltd..............................    80,340      6,598,324            0.2%
    CVS Caremark Corp.......................   113,204      7,048,081            0.3%
    Mondelez International, Inc. Class A....   260,500      8,763,220            0.3%
    Procter & Gamble Co. (The)..............   105,525      8,521,144            0.3%
    Other Securities........................              115,048,524            4.0%
                                                       --------------          ------
Total Consumer Staples......................              145,979,293            5.1%
                                                       --------------          ------
Energy -- (10.2%)
    Anadarko Petroleum Corp.................    76,836      7,321,702            0.3%
#   Chesapeake Energy Corp..................   371,242     10,379,926            0.4%
    Chevron Corp............................   239,958     28,785,362            1.0%
    ConocoPhillips..........................   188,785     13,837,941            0.5%
    Exxon Mobil Corp........................   250,318     22,433,499            0.8%
    Murphy Oil Corp.........................   107,339      6,474,689            0.2%
    Occidental Petroleum Corp...............   111,234     10,687,363            0.4%
    Tesoro Corp.............................   131,157      6,412,266            0.2%
*   Weatherford International, Ltd..........   429,641      7,063,298            0.3%
    Other Securities........................              219,997,212            7.4%
                                                       --------------          ------
Total Energy................................              333,393,258           11.5%
                                                       --------------          ------
Financials -- (21.6%)
    American Financial Group, Inc...........   125,705      7,072,163            0.3%
    American International Group, Inc.......   128,798      6,652,417            0.2%
    Ameriprise Financial, Inc...............    68,100      6,846,774            0.2%
    Bank of America Corp.................... 1,445,171     20,174,587            0.7%
    Citigroup, Inc..........................   403,956     19,704,974            0.7%
    Goldman Sachs Group, Inc. (The).........    47,945      7,712,433            0.3%
    Hartford Financial Services Group, Inc..   219,658      7,402,475            0.3%
    Invesco, Ltd............................   186,136      6,282,090            0.2%
    JPMorgan Chase & Co.....................   570,669     29,412,280            1.0%
    KeyCorp.................................   499,016      6,252,670            0.2%
    Lincoln National Corp...................   152,570      6,928,204            0.3%
    MetLife, Inc............................   141,103      6,675,583            0.2%
    Principal Financial Group, Inc..........   157,281      7,464,556            0.3%
    Regions Financial Corp..................   681,506      6,562,903            0.2%
    Wells Fargo & Co........................   634,567     27,089,665            0.9%
    Other Securities........................              535,707,873           18.5%
                                                       --------------          ------
Total Financials............................              707,941,647           24.5%
                                                       --------------          ------
Health Care -- (7.2%)
*   Boston Scientific Corp..................   767,057      8,966,896            0.3%
    Merck & Co., Inc........................   149,737      6,751,641            0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      Omnicare, Inc......................................    109,511 $    6,039,532            0.2%
      Pfizer, Inc........................................    427,541     13,116,958            0.5%
      Other Securities...................................               201,362,265            7.0%
                                                                     --------------          ------
Total Health Care........................................               236,237,292            8.2%
                                                                     --------------          ------
Industrials -- (12.2%)
      General Electric Co................................    856,705     22,394,269            0.8%
      Southwest Airlines Co..............................    417,610      7,191,244            0.3%
      Other Securities...................................               370,909,900           12.7%
                                                                     --------------          ------
Total Industrials........................................               400,495,413           13.8%
                                                                     --------------          ------
Information Technology -- (11.2%)
      Fidelity National Information Services, Inc........    150,228      7,323,615            0.3%
      IAC/InterActiveCorp................................    115,491      6,166,065            0.2%
      Intel Corp.........................................    277,316      6,774,830            0.3%
*     Micron Technology, Inc.............................    569,578     10,070,139            0.4%
      Visa, Inc. Class A.................................     37,703      7,415,049            0.3%
      Western Digital Corp...............................    122,881      8,556,204            0.3%
      Xerox Corp.........................................    731,469      7,270,802            0.3%
      Other Securities...................................               313,334,785           10.6%
                                                                     --------------          ------
Total Information Technology.............................               366,911,489           12.7%
                                                                     --------------          ------
Materials -- (5.3%)
      Other Securities...................................               173,155,795            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------
Telecommunication Services -- (1.7%)
      AT&T, Inc..........................................    570,322     20,645,656            0.7%
      Verizon Communications, Inc........................    219,736     11,098,865            0.4%
      Other Securities...................................                23,940,444            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................                55,684,965            1.9%
                                                                     --------------          ------
Utilities -- (1.1%)
      Other Securities...................................                35,464,567            1.2%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             2,889,151,578           99.9%
                                                                     --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                    81,076            0.0%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%.  6,584,203      6,584,203            0.2%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------
                                                            (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund..................... 33,037,634    382,245,421           13.2%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,350,309,267)................................              $3,278,062,278          113.3%
                                                                     ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  433,887,859           --   --    $  433,887,859
  Consumer Staples............    145,979,293           --   --       145,979,293
  Energy......................    333,393,258           --   --       333,393,258
  Financials..................    707,939,630 $      2,017   --       707,941,647
  Health Care.................    236,209,992       27,300   --       236,237,292
  Industrials.................    400,463,577       31,836   --       400,495,413
  Information Technology......    366,911,489           --   --       366,911,489
  Materials...................    173,155,795           --   --       173,155,795
  Other.......................             --           --   --                --
  Telecommunication Services..     55,684,965           --   --        55,684,965
  Utilities...................     35,464,567           --   --        35,464,567
Rights/Warrants...............             --       81,076   --            81,076
Temporary Cash Investments....      6,584,203           --   --         6,584,203
Securities Lending Collateral.             --  382,245,421   --       382,245,421
                               -------------- ------------   --    --------------
TOTAL......................... $2,895,674,628 $382,387,650   --    $3,278,062,278
                               ============== ============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (80.9%)
Consumer Discretionary -- (15.2%)
#*  Bally Technologies, Inc........................   235,969 $   17,258,773            0.2%
#*  Buffalo Wild Wings, Inc........................   118,248     16,859,800            0.2%
#*  Cabela's, Inc..................................   277,885     16,484,138            0.2%
#   Cheesecake Factory, Inc. (The).................   366,132     17,299,737            0.2%
#   Cracker Barrel Old Country Store, Inc..........   141,046     15,496,724            0.2%
#*  Lumber Liquidators Holdings, Inc...............   150,634     17,200,896            0.2%
*   Steven Madden, Ltd.............................   421,193     15,449,359            0.2%
*   Tenneco, Inc...................................   308,939     16,395,393            0.2%
#   Thor Industries, Inc...........................   274,686     15,934,535            0.2%
    Other Securities...............................            1,245,925,653           16.9%
                                                              --------------          ------
Total Consumer Discretionary.......................            1,394,305,008           18.7%
                                                              --------------          ------
Consumer Staples -- (3.6%)
#   Casey's General Stores, Inc....................   217,078     15,820,645            0.2%
#*  Darling International, Inc.....................   756,402     17,601,474            0.2%
*   TreeHouse Foods, Inc...........................   217,722     15,950,314            0.2%
    Other Securities...............................              279,898,889            3.8%
                                                              --------------          ------
Total Consumer Staples.............................              329,271,322            4.4%
                                                              --------------          ------
Energy -- (4.2%)
    Bristow Group, Inc.............................   199,091     16,020,853            0.2%
    SemGroup Corp. Class A.........................   262,775     15,868,982            0.2%
    Other Securities...............................              355,886,047            4.8%
                                                              --------------          ------
Total Energy.......................................              387,775,882            5.2%
                                                              --------------          ------
Financials -- (13.6%)
*   Altisource Portfolio Solutions SA..............   119,358     18,772,626            0.3%
#   Bank of Hawaii Corp............................   279,070     16,180,479            0.2%
    CNO Financial Group, Inc.......................   978,475     15,244,640            0.2%
#   TCF Financial Corp............................. 1,012,331     15,367,185            0.2%
    Webster Financial Corp.........................   569,447     15,881,877            0.2%
    Other Securities...............................            1,163,975,751           15.6%
                                                              --------------          ------
Total Financials...................................            1,245,422,558           16.7%
                                                              --------------          ------
Health Care -- (7.8%)
#*  Align Technology, Inc..........................   286,722     16,360,357            0.2%
*   Charles River Laboratories International, Inc..   314,552     15,479,104            0.2%
#   Hill-Rom Holdings, Inc.........................   371,392     15,334,776            0.2%
#   Owens & Minor, Inc.............................   404,519     15,137,101            0.2%
*   Thoratec Corp..................................   353,463     15,266,067            0.2%
#*  VCA Antech, Inc................................   578,974     16,471,810            0.2%
#*  ViroPharma, Inc................................   389,274     15,111,617            0.2%
#   West Pharmaceutical Services, Inc..............   351,188     16,979,940            0.2%
    Other Securities...............................              586,139,980            8.0%
                                                              --------------          ------
Total Health Care..................................              712,280,752            9.6%
                                                              --------------          ------
Industrials -- (14.7%)
#   Actuant Corp. Class A..........................   410,545     15,420,070            0.2%
    Alliant Techsystems, Inc.......................   169,067     18,406,324            0.3%
*   Avis Budget Group, Inc.........................   493,987     15,476,613            0.2%
    Belden, Inc....................................   250,180     16,827,107            0.2%
#*  Chart Industries, Inc..........................   150,375     16,160,801            0.2%
    Con-way, Inc...................................   380,220     15,665,064            0.2%
#*  DigitalGlobe, Inc..............................   493,255     15,695,374            0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                          SHARES        VALUE+     OF NET ASSETS**
                                                          ------        ------     ---------------
Industrials -- (Continued)
    EnerSys, Inc.......................................     269,950 $   17,911,183            0.2%
    Huntington Ingalls Industries, Inc.................     227,971     16,311,325            0.2%
#*  MasTec, Inc........................................     498,398     15,933,784            0.2%
#*  Middleby Corp......................................      75,298     17,141,590            0.2%
*   Spirit Airlines, Inc...............................     478,914     20,665,139            0.3%
    Other Securities...................................              1,149,286,508           15.5%
                                                                    --------------          ------
Total Industrials......................................              1,350,900,882           18.1%
                                                                    --------------          ------
Information Technology -- (14.5%)
*   Acxiom Corp........................................     457,131     15,190,463            0.2%
*   Anixter International, Inc.........................     180,205     15,405,725            0.2%
    FEI Co.............................................     177,398     15,802,614            0.2%
#   j2 Global, Inc.....................................     290,465     15,969,766            0.2%
#   Lexmark International, Inc. Class A................     428,784     15,243,271            0.2%
*   Tyler Technologies, Inc............................     169,807     16,422,035            0.2%
    Other Securities...................................              1,240,890,031           16.7%
                                                                    --------------          ------
Total Information Technology...........................              1,334,923,905           17.9%
                                                                    --------------          ------
Materials -- (4.2%)
    KapStone Paper and Packaging Corp..................     298,292     15,499,252            0.2%
    PolyOne Corp.......................................     529,913     16,056,364            0.2%
    Sensient Technologies Corp.........................     295,289     15,393,416            0.2%
    Worthington Industries, Inc........................     429,704     17,420,200            0.2%
    Other Securities...................................                318,790,671            4.4%
                                                                    --------------          ------
Total Materials........................................                383,159,903            5.2%
                                                                    --------------          ------
Other -- (0.0%)
    Other Securities...................................                      7,948            0.0%
                                                                    --------------          ------
Real Estate Investment Trusts -- (0.1%)
    Other Securities...................................                 12,527,068            0.2%
                                                                    --------------          ------
Telecommunication Services -- (0.5%)
    Other Securities...................................                 41,745,835            0.6%
                                                                    --------------          ------
Utilities -- (2.5%)
    IDACORP, Inc.......................................     295,434     15,244,395            0.2%
    Other Securities...................................                218,894,473            2.9%
                                                                    --------------          ------
Total Utilities........................................                234,138,868            3.1%
                                                                    --------------          ------
TOTAL COMMON STOCKS....................................              7,426,459,931           99.7%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
    Other Securities...................................                         --            0.0%
                                                                    --------------          ------
RIGHTS/WARRANTS -- (0.0%)
    Other Securities...................................                    135,084            0.0%
                                                                    --------------          ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    State Street Institutional Liquid Reserves, 0.073%.  36,842,908     36,842,908            0.5%
                                                                    --------------          ------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                          -------
                                                           (000)
SECURITIES LENDING COLLATERAL -- (18.7%)
    (S)@ DFA Short Term Investment Fund................ 148,525,546  1,718,440,570           23.1%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,979,243,022)..............................               $9,181,878,493          123.3%
                                                                    ==============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary........ $1,394,305,008             --   --    $1,394,305,008
  Consumer Staples..............    329,271,322             --   --       329,271,322
  Energy........................    387,775,882             --   --       387,775,882
  Financials....................  1,245,407,500 $       15,058   --     1,245,422,558
  Health Care...................    712,185,705         95,047   --       712,280,752
  Industrials...................  1,350,590,743        310,139   --     1,350,900,882
  Information Technology........  1,334,923,905             --   --     1,334,923,905
  Materials.....................    383,159,903             --   --       383,159,903
  Other.........................             --          7,948   --             7,948
  Real Estate Investment Trusts.     12,527,068             --   --        12,527,068
  Telecommunication Services....     41,745,835             --   --        41,745,835
  Utilities.....................    234,138,868             --   --       234,138,868
Preferred Stocks
  Other.........................             --             --   --                --
Rights/Warrants.................             --        135,084   --           135,084
Temporary Cash Investments......     36,842,908             --   --        36,842,908
Securities Lending Collateral...             --  1,718,440,570   --     1,718,440,570
                                 -------------- --------------   --    --------------
TOTAL........................... $7,462,874,647 $1,719,003,846   --    $9,181,878,493
                                 ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (16.4%)
*   Asbury Automotive Group, Inc...........   297,023 $   14,271,955            0.3%
    Belo Corp. Class A.....................   858,259     11,783,896            0.3%
#*  Conn's, Inc............................   306,457     18,522,261            0.4%
#   Dorman Products, Inc...................   311,758     15,154,556            0.3%
    Finish Line, Inc. (The) Class A........   451,112     11,295,844            0.2%
#*  Grand Canyon Education, Inc............   367,324     17,363,405            0.4%
#*  Krispy Kreme Doughnuts, Inc............   624,760     15,156,678            0.3%
    La-Z-Boy, Inc..........................   533,688     12,317,519            0.3%
    Lithia Motors, Inc. Class A............   188,702     11,859,921            0.3%
#*  Lumber Liquidators Holdings, Inc.......   109,921     12,551,879            0.3%
#   Papa John's International, Inc.........   207,021     15,665,279            0.3%
#*  Pinnacle Entertainment, Inc............   540,950     12,658,230            0.3%
#*  Quiksilver, Inc........................ 1,457,888     12,129,628            0.3%
#*  Red Robin Gourmet Burgers, Inc.........   144,159     10,982,033            0.2%
*   Scientific Games Corp. Class A.........   650,894     11,898,342            0.3%
#   Sinclair Broadcast Group, Inc. Class A.   401,740     12,879,784            0.3%
#   Sturm Ruger & Co., Inc.................   185,803     12,153,374            0.3%
    Other Securities.......................              676,038,503           14.2%
                                                      --------------           -----
Total Consumer Discretionary...............              904,683,087           19.3%
                                                      --------------           -----
Consumer Staples -- (3.7%)
    Andersons, Inc. (The)..................   165,272     12,259,877            0.3%
#   J&J Snack Foods Corp...................   176,874     15,135,108            0.3%
*   Prestige Brands Holdings, Inc..........   356,410     11,130,684            0.2%
#*  Susser Holdings Corp...................   220,255     12,078,784            0.3%
    Other Securities.......................              152,476,392            3.2%
                                                      --------------           -----
Total Consumer Staples.....................              203,080,845            4.3%
                                                      --------------           -----
Energy -- (4.4%)
    Crosstex Energy, Inc...................   478,837     14,695,508            0.3%
#*  Rex Energy Corp........................   559,372     12,026,498            0.3%
    Other Securities.......................              215,434,478            4.6%
                                                      --------------           -----
Total Energy...............................              242,156,484            5.2%
                                                      --------------           -----
Financials -- (14.8%)
#*  Encore Capital Group, Inc..............   260,253     12,713,359            0.3%
    FBL Financial Group, Inc. Class A......   271,726     12,157,021            0.3%
#   Home BancShares, Inc...................   359,132     12,167,392            0.3%
    Horace Mann Educators Corp.............   423,287     11,725,050            0.3%
*   Western Alliance Bancorp...............   615,654     13,021,082            0.3%
#*  World Acceptance Corp..................   153,471     15,979,401            0.3%
    Other Securities.......................              740,587,825           15.6%
                                                      --------------           -----
Total Financials...........................              818,351,130           17.4%
                                                      --------------           -----
Health Care -- (8.0%)
*   Amsurg Corp............................   287,682     12,338,681            0.3%
    Analogic Corp..........................   123,960     11,432,831            0.3%
*   Corvel Corp............................   270,276     11,243,482            0.2%
#*  Hanger, Inc............................   311,307     11,424,967            0.2%
*   Medidata Solutions, Inc................   116,683     12,871,302            0.3%
*   NuVasive, Inc..........................   346,328     11,006,304            0.2%
    Other Securities.......................              371,022,710            7.9%
                                                      --------------           -----
Total Health Care..........................              441,340,277            9.4%
                                                      --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (15.0%)
#     AAON, Inc..........................................    410,994 $   11,100,948            0.2%
#*    EnPro Industries, Inc..............................    198,137     11,822,835            0.3%
      Mueller Water Products, Inc. Class A...............  1,458,942     12,503,133            0.3%
      Other Securities...................................               796,876,867           16.9%
                                                                     --------------          ------
Total Industrials........................................               832,303,783           17.7%
                                                                     --------------          ------
Information Technology -- (15.0%)
*     Electronics for Imaging, Inc.......................    383,228     13,148,553            0.3%
#     Heartland Payment Systems, Inc.....................    334,773     13,541,568            0.3%
*     iGATE Corp.........................................    533,687     16,992,594            0.4%
*     Integrated Device Technology, Inc..................  1,226,260     13,047,406            0.3%
*     Manhattan Associates, Inc..........................    199,341     21,231,810            0.5%
      NIC, Inc...........................................    456,902     11,248,927            0.2%
#*    SunEdison, Inc.....................................  1,431,312     13,311,202            0.3%
#*    Tyler Technologies, Inc............................    216,321     20,920,404            0.5%
#*    Unisys Corp........................................    418,812     11,035,696            0.2%
      Other Securities...................................               697,874,426           14.7%
                                                                     --------------          ------
Total Information Technology.............................               832,352,586           17.7%
                                                                     --------------          ------
Materials -- (5.1%)
#     Balchem Corp.......................................    210,062     12,028,150            0.3%
      KapStone Paper and Packaging Corp..................    331,563     17,228,013            0.4%
      Other Securities...................................               251,104,753            5.3%
                                                                     --------------          ------
Total Materials..........................................               280,360,916            6.0%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                    58,742            0.0%
                                                                     --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities...................................                51,451,236            1.1%
                                                                     --------------          ------
Utilities -- (1.4%)
#     MGE Energy, Inc....................................    194,367     10,944,806            0.2%
      Other Securities...................................                66,128,649            1.4%
                                                                     --------------          ------
Total Utilities..........................................                77,073,455            1.6%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,683,212,541           99.7%
                                                                     --------------          ------

PREFERRED STOCKS -- (0.0%)
Other -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                   210,244            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional Liquid Reserves, 0.073%. 12,694,109     12,694,109            0.3%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@  DFA Short Term Investment Fund..................... 72,160,431    834,896,185           17.8%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,910,422,847)................................              $5,531,013,079          117.8%
                                                                     ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  904,683,087           --   --    $  904,683,087
  Consumer Staples............    203,080,845           --   --       203,080,845
  Energy......................    242,156,484           --   --       242,156,484
  Financials..................    818,331,155 $     19,975   --       818,351,130
  Health Care.................    441,203,823      136,454   --       441,340,277
  Industrials.................    832,031,098      272,685   --       832,303,783
  Information Technology......    832,352,586           --   --       832,352,586
  Materials...................    280,360,916           --   --       280,360,916
  Other.......................             --       58,742   --            58,742
  Telecommunication Services..     51,451,236           --   --        51,451,236
  Utilities...................     77,073,455           --   --        77,073,455
Preferred Stocks
  Other.......................             --           --   --                --
Rights/Warrants...............             --      210,244   --           210,244
Temporary Cash Investments....     12,694,109           --   --        12,694,109
Securities Lending Collateral.             --  834,896,185   --       834,896,185
                               -------------- ------------   --    --------------
TOTAL......................... $4,695,418,794 $835,594,285   --    $5,531,013,079
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                    ------       ------     ---------------
COMMON STOCKS -- (90.1%)
Real Estate Investment Trusts -- (90.1%)
    Alexandria Real Estate Equities, Inc..........   695,800 $   45,769,724            1.0%
    American Campus Communities, Inc.............. 1,021,570     35,305,459            0.8%
    Apartment Investment & Management Co. Class A. 1,422,561     39,803,257            0.8%
    AvalonBay Communities, Inc.................... 1,187,772    148,530,889            3.2%
    BioMed Realty Trust, Inc...................... 1,873,201     37,314,164            0.8%
#   Boston Properties, Inc........................ 1,469,768    152,120,988            3.2%
#   BRE Properties, Inc...........................   748,334     40,866,520            0.9%
#   Camden Property Trust.........................   813,176     52,205,899            1.1%
#   CBL & Associates Properties, Inc.............. 1,573,700     31,174,997            0.7%
    DCT Industrial Trust, Inc..................... 3,084,629     23,905,875            0.5%
#   DDR Corp...................................... 2,687,030     45,545,158            1.0%
#   Digital Realty Trust, Inc..................... 1,252,136     59,676,802            1.3%
    Douglas Emmett, Inc........................... 1,306,857     32,579,945            0.7%
#   Duke Realty Corp.............................. 3,169,047     52,511,109            1.1%
    EPR Properties................................   459,789     23,619,361            0.5%
    Equity Lifestyle Properties, Inc..............   767,442     29,155,122            0.6%
    Equity Residential............................ 3,311,495    173,389,878            3.7%
#   Essex Property Trust, Inc.....................   361,408     58,186,688            1.2%
    Extra Space Storage, Inc...................... 1,019,883     46,904,419            1.0%
    Federal Realty Investment Trust...............   634,951     65,780,924            1.4%
#   General Growth Properties, Inc................ 4,695,708     99,689,881            2.1%
    HCP, Inc...................................... 4,408,569    182,955,613            3.9%
#   Health Care REIT, Inc......................... 2,764,928    179,305,581            3.8%
#   Highwoods Properties, Inc.....................   861,200     33,242,320            0.7%
#   Home Properties, Inc..........................   540,171     32,577,713            0.7%
    Hospitality Properties Trust.................. 1,362,466     40,029,251            0.9%
#   Host Hotels & Resorts, Inc.................... 7,174,023    133,078,127            2.8%
    Kilroy Realty Corp............................   737,362     39,198,164            0.8%
    Kimco Realty Corp............................. 3,993,958     85,790,218            1.8%
    LaSalle Hotel Properties......................   914,451     28,393,703            0.6%
    Liberty Property Trust........................ 1,234,123     45,897,034            1.0%
#   Macerich Co. (The)............................ 1,365,999     80,880,801            1.7%
#   Mid-America Apartment Communities, Inc........   673,731     44,735,738            1.0%
#   National Retail Properties, Inc............... 1,179,889     40,588,182            0.9%
#   Omega Healthcare Investors, Inc............... 1,113,809     37,023,011            0.8%
    Piedmont Office Realty Trust, Inc. Class A.... 1,593,397     29,445,977            0.6%
    Post Properties, Inc..........................   526,602     24,086,775            0.5%
    Prologis, Inc................................. 4,760,982    190,201,231            4.1%
    Public Storage................................ 1,371,481    228,996,183            4.9%
#   Realty Income Corp............................ 1,888,595     78,659,982            1.7%
#   Regency Centers Corp..........................   890,192     45,987,319            1.0%
#   Senior Housing Properties Trust............... 1,809,267     44,580,339            1.0%
    Simon Property Group, Inc..................... 2,902,908    448,644,431            9.6%
#   SL Green Realty Corp..........................   882,170     83,426,817            1.8%
#   Tanger Factory Outlet Centers.................   896,460     31,241,631            0.7%
    Taubman Centers, Inc..........................   606,482     39,900,451            0.9%
#   UDR, Inc...................................... 2,381,995     59,097,296            1.3%
    Ventas, Inc................................... 2,812,708    183,501,070            3.9%
#   Vornado Realty Trust.......................... 1,600,928    142,578,648            3.0%

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Real Estate Investment Trusts -- (Continued)
#     Weingarten Realty Investors........................  1,100,402 $   34,915,755            0.7%
      Other Securities...................................               687,421,830           14.7%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,650,418,250           99.4%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional Liquid Reserves, 0.073%. 14,133,145 $   14,133,145            0.3%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (9.6%)
(S)@  DFA Short Term Investment Fund..................... 43,040,993    497,984,294           10.7%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,829,858,283)................................              $5,162,535,689          110.4%
                                                                     ==============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Real Estate Investment Trusts. $4,650,418,250           --   --    $4,650,418,250
Temporary Cash Investments......     14,133,145           --   --        14,133,145
Securities Lending Collateral...             -- $497,984,294   --       497,984,294
                                 -------------- ------------   --    --------------
TOTAL........................... $4,664,551,395 $497,984,294   --    $5,162,535,689
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.6%)
AUSTRALIA -- (6.7%)
    Australia & New Zealand Banking Group, Ltd.. 528,683 $ 16,918,041            0.6%
    BHP Billiton, Ltd........................... 460,036   16,263,826            0.6%
    Commonwealth Bank of Australia.............. 294,908   21,234,117            0.8%
    National Australia Bank, Ltd................ 468,608   15,661,273            0.6%
    Westpac Banking Corp........................ 511,050   16,592,333            0.6%
    Other Securities............................          113,841,998            4.1%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          200,511,588            7.3%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................            7,474,217            0.3%
                                                         ------------            ----

BELGIUM -- (1.0%)
    Anheuser-Busch InBev NV..................... 120,883   12,531,168            0.5%
    Other Securities............................           16,642,740            0.6%
                                                         ------------            ----
TOTAL BELGIUM...................................           29,173,908            1.1%
                                                         ------------            ----

CANADA -- (8.7%)
    Bank of Nova Scotia......................... 196,436   11,942,721            0.4%
#   Royal Bank of Canada........................ 243,989   16,385,278            0.6%
#   Suncor Energy, Inc.......................... 279,079   10,141,757            0.4%
#   Toronto-Dominion Bank (The)................. 160,784   14,748,364            0.5%
    Other Securities............................          206,333,950            7.5%
                                                         ------------            ----
TOTAL CANADA....................................          259,552,070            9.4%
                                                         ------------            ----

DENMARK -- (1.1%)
    Other Securities............................           31,731,194            1.2%
                                                         ------------            ----

FINLAND -- (0.8%)
    Other Securities............................           23,527,291            0.9%
                                                         ------------            ----

FRANCE -- (8.2%)
    BNP Paribas SA.............................. 204,665   15,098,779            0.6%
    Sanofi...................................... 180,968   19,295,374            0.7%
    Total SA.................................... 261,686   16,055,204            0.6%
#   Total SA Sponsored ADR...................... 157,489    9,635,177            0.4%
    Other Securities............................          185,367,852            6.6%
                                                         ------------            ----
TOTAL FRANCE....................................          245,452,386            8.9%
                                                         ------------            ----

GERMANY -- (7.0%)
    Allianz SE..................................  67,247   11,290,927            0.4%
    BASF SE..................................... 164,609   17,088,800            0.6%
    Bayer AG.................................... 118,085   14,648,707            0.5%
    Daimler AG.................................. 185,463   15,184,741            0.6%
    SAP AG...................................... 136,242   10,661,226            0.4%
    Siemens AG..................................  87,275   11,153,059            0.4%
    Other Securities............................          129,286,200            4.7%
                                                         ------------            ----
TOTAL GERMANY...................................          209,313,660            7.6%
                                                         ------------            ----

GREECE -- (0.0%)
    Other Securities............................              793,969            0.0%
                                                         ------------            ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------

HONG KONG -- (2.5%)
    AIA Group, Ltd........................... 2,150,000 $ 10,917,334            0.4%
    Other Securities.........................             63,345,322            2.3%
                                                        ------------           -----
TOTAL HONG KONG..............................             74,262,656            2.7%
                                                        ------------           -----

IRELAND -- (0.3%)
    Other Securities.........................              8,690,808            0.3%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities.........................             11,269,348            0.4%
                                                        ------------           -----

ITALY -- (1.8%)
    Other Securities.........................             55,229,204            2.0%
                                                        ------------           -----

JAPAN -- (17.6%)
#   Mitsubishi UFJ Financial Group, Inc. ADR. 1,455,897    9,317,741            0.4%
#   Softbank Corp............................   179,200   13,382,451            0.5%
    Sumitomo Mitsui Financial Group, Inc.....   261,540   12,641,764            0.5%
    Toyota Motor Corp........................   324,100   21,014,052            0.8%
#   Toyota Motor Corp. Sponsored ADR.........    94,713   12,257,756            0.5%
    Other Securities.........................            458,623,170           16.4%
                                                        ------------           -----
TOTAL JAPAN..................................            527,236,934           19.1%
                                                        ------------           -----

NETHERLANDS -- (2.1%)
    Unilever NV..............................   242,733    9,623,254            0.3%
    Other Securities.........................             53,835,902            2.0%
                                                        ------------           -----
TOTAL NETHERLANDS............................             63,459,156            2.3%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities.........................              2,790,304            0.1%
                                                        ------------           -----

NORWAY -- (0.9%)
    Other Securities.........................             25,978,042            0.9%
                                                        ------------           -----

PORTUGAL -- (0.1%)
    Other Securities.........................              4,158,396            0.2%
                                                        ------------           -----

SINGAPORE -- (1.2%)
    Other Securities.........................             36,936,063            1.3%
                                                        ------------           -----

SPAIN -- (2.8%)
    Banco Santander SA....................... 1,225,631   10,865,540            0.4%
    Other Securities.........................             72,329,930            2.6%
                                                        ------------           -----
TOTAL SPAIN..................................             83,195,470            3.0%
                                                        ------------           -----

SWEDEN -- (2.6%)
    Other Securities.........................             77,665,677            2.8%
                                                        ------------           -----

SWITZERLAND -- (7.5%)
    Cie Financiere Richemont SA..............    97,651    9,984,783            0.4%
    Nestle SA................................   605,460   43,704,470            1.6%
    Novartis AG..............................   288,619   22,403,348            0.8%
    Novartis AG ADR..........................   164,130   12,728,282            0.5%
    Roche Holding AG.........................   127,069   35,139,075            1.3%
    UBS AG...................................   640,816   12,394,061            0.5%
    Other Securities.........................             88,296,444            3.1%
                                                        ------------           -----
TOTAL SWITZERLAND............................            224,650,463            8.2%
                                                        ------------           -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                        SHARES       VALUE++     OF NET ASSETS**
                                                                        ------       -------     ---------------

UNITED KINGDOM -- (18.0%)
#     Barclays P.L.C. Sponsored ADR..................................     548,981 $    9,228,371            0.3%
      BG Group P.L.C.................................................     604,431     12,330,190            0.5%
      BP P.L.C. Sponsored ADR........................................     563,945     26,223,442            1.0%
      British American Tobacco P.L.C.................................     285,586     15,756,419            0.6%
      Diageo P.L.C. Sponsored ADR....................................      78,259      9,985,066            0.4%
      GlaxoSmithKline P.L.C..........................................     528,451     13,931,212            0.5%
      GlaxoSmithKline P.L.C. Sponsored ADR...........................     204,043     10,738,783            0.4%
      HSBC Holdings P.L.C............................................   1,638,724     17,962,609            0.7%
      HSBC Holdings P.L.C. Sponsored ADR.............................     437,209     24,063,982            0.9%
      Reckitt Benckiser Group P.L.C..................................     119,067      9,258,539            0.3%
      Royal Dutch Shell P.L.C. ADR...................................     392,289     27,271,931            1.0%
      SABMiller P.L.C................................................     177,232      9,241,009            0.3%
      Standard Chartered P.L.C.......................................     439,931     10,562,736            0.4%
      Tesco P.L.C....................................................   1,584,008      9,239,736            0.3%
      Vodafone Group P.L.C...........................................   3,370,096     12,343,843            0.5%
      Vodafone Group P.L.C. Sponsored ADR............................     614,634     22,630,824            0.8%
      Other Securities...............................................                297,153,404           10.6%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................                537,922,096           19.5%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              2,740,974,900           99.5%
                                                                                  --------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
      Other Securities...............................................                  1,799,085            0.1%
                                                                                  --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............................................                     48,992            0.0%
                                                                                  --------------          ------
TOTAL PREFERRED STOCKS...............................................                  1,848,077            0.1%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
      Other Securities...............................................                          9            0.0%
                                                                                  --------------          ------

HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                    264,592            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                    264,601            0.0%
                                                                                  --------------          ------
                                                                        SHARES/
                                                                         FACE
                                                                        AMOUNT       VALUE+
                                                                        -------      ------             -
                                                                         (000)
      SECURITIES LENDING COLLATERAL -- (8.3%)........................
(S)@  DFA Short Term Investment Fund.................................  21,521,175    249,000,000            9.0%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $382,392 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $345,804) to be repurchased at
       $339,025...................................................... $       339 $      339,024            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                249,339,024            9.0%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,354,552,422)............................................               $2,992,426,602          108.6%
                                                                                  ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  7,579,926 $  192,931,662   --    $  200,511,588
  Austria.....................       39,912      7,434,305   --         7,474,217
  Belgium.....................    3,501,712     25,672,196   --        29,173,908
  Canada......................  259,552,070             --   --       259,552,070
  Denmark.....................    3,885,244     27,845,950   --        31,731,194
  Finland.....................    1,725,032     21,802,259   --        23,527,291
  France......................   20,822,557    224,629,829   --       245,452,386
  Germany.....................   31,001,562    178,312,098   --       209,313,660
  Greece......................           --        793,969   --           793,969
  Hong Kong...................    1,002,081     73,260,575   --        74,262,656
  Ireland.....................    2,489,101      6,201,707   --         8,690,808
  Israel......................    5,679,502      5,589,846   --        11,269,348
  Italy.......................    8,130,392     47,098,812   --        55,229,204
  Japan.......................   43,398,542    483,838,392   --       527,236,934
  Netherlands.................    9,144,980     54,314,176   --        63,459,156
  New Zealand.................           --      2,790,304   --         2,790,304
  Norway......................    2,122,512     23,855,530   --        25,978,042
  Portugal....................       91,147      4,067,249   --         4,158,396
  Singapore...................           --     36,936,063   --        36,936,063
  Spain.......................   23,202,999     59,992,471   --        83,195,470
  Sweden......................      720,670     76,945,007   --        77,665,677
  Switzerland.................   24,836,474    199,813,989   --       224,650,463
  United Kingdom..............  185,603,990    352,318,106   --       537,922,096
Preferred Stocks
  Germany.....................           --      1,799,085   --         1,799,085
  United Kingdom..............           --         48,992   --            48,992
Rights/Warrants
  France......................           --              9   --                 9
  Hong Kong...................           --             --   --                --
  Spain.......................           --        264,592   --           264,592
Securities Lending Collateral.           --    249,339,024   --       249,339,024
                               ------------ --------------   --    --------------
TOTAL......................... $634,530,405 $2,357,896,197   --    $2,992,426,602
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (89.7%)
AUSTRALIA -- (5.8%)
    Australia & New Zealand Banking Group, Ltd.. 1,021,663 $ 32,693,574            0.4%
    Commonwealth Bank of Australia..............   291,226   20,969,002            0.2%
    National Australia Bank, Ltd................ 1,341,565   44,836,230            0.5%
    Wesfarmers, Ltd.............................   579,851   23,529,741            0.3%
    Westpac Banking Corp........................   896,764   29,115,366            0.3%
    Other Securities............................            462,209,534            4.8%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            613,353,447            6.5%
                                                           ------------            ----

AUSTRIA -- (0.5%)
    Other Securities............................             50,266,444            0.5%
                                                           ------------            ----

BELGIUM -- (1.1%)
    Other Securities............................            113,946,202            1.2%
                                                           ------------            ----

CANADA -- (7.9%)
#   Royal Bank of Canada........................   326,040   21,895,479            0.2%
#   Suncor Energy, Inc..........................   654,429   23,782,011            0.3%
#   Toronto-Dominion Bank (The).................   350,772   32,175,547            0.4%
    Other Securities............................            747,748,586            7.8%
                                                           ------------            ----
TOTAL CANADA....................................            825,601,623            8.7%
                                                           ------------            ----

CHINA -- (0.0%)
    Other Securities............................                636,480            0.0%
                                                           ------------            ----

COLOMBIA -- (0.0%)
    Other Securities............................                  5,577            0.0%
                                                           ------------            ----

DENMARK -- (1.1%)
    Other Securities............................            120,227,098            1.3%
                                                           ------------            ----

FINLAND -- (1.5%)
    #* Nokia Oyj................................ 3,651,928   27,757,495            0.3%
    Other Securities............................            131,584,399            1.4%
                                                           ------------            ----
TOTAL FINLAND...................................            159,341,894            1.7%
                                                           ------------            ----

FRANCE -- (7.1%)
    BNP Paribas SA..............................   568,069   41,908,229            0.5%
    Cie de St-Gobain............................   446,784   23,451,715            0.3%
    Sanofi......................................   201,598   21,495,009            0.2%
    Sanofi ADR..................................   562,231   30,068,114            0.3%
    Societe Generale SA.........................   443,771   25,068,404            0.3%
    Total SA....................................   351,482   21,564,452            0.2%
    # Total SA Sponsored ADR....................   595,142   36,410,788            0.4%
    Other Securities............................            542,884,779            5.6%
                                                           ------------            ----
TOTAL FRANCE....................................            742,851,490            7.8%
                                                           ------------            ----

GERMANY -- (5.9%)
    Allianz SE..................................   171,092   28,726,742            0.3%
    Daimler AG..................................   469,210   38,416,462            0.4%
    Deutsche Post AG............................   639,180   21,585,987            0.2%
    Muenchener Rueckversicherungs AG............   106,008   22,116,689            0.2%
    # Siemens AG Sponsored ADR..................   200,444   25,658,836            0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
GERMANY -- (Continued)
    Other Securities......................            $  483,963,547            5.1%
                                                      --------------           -----
TOTAL GERMANY.............................               620,468,263            6.5%
                                                      --------------           -----

GREECE -- (0.3%)
    Other Securities......................                27,568,233            0.3%
                                                      --------------           -----

HONG KONG -- (2.4%)
    Other Securities......................               251,199,528            2.6%
                                                      --------------           -----

IRELAND -- (0.5%)
    Other Securities......................                47,557,895            0.5%
                                                      --------------           -----

ISRAEL -- (0.5%)
    Other Securities......................                57,292,967            0.6%
                                                      --------------           -----

ITALY -- (2.2%)
    Other Securities......................               234,965,473            2.5%
                                                      --------------           -----

JAPAN -- (18.4%)
    Mitsubishi UFJ Financial Group, Inc...  5,724,200     36,453,212            0.4%
    Mizuho Financial Group, Inc........... 12,919,560     27,118,957            0.3%
#   Sumitomo Mitsui Financial Group, Inc..    704,570     34,056,003            0.4%
#   Toyota Motor Corp. Sponsored ADR......    360,892     46,706,643            0.5%
    Other Securities......................             1,790,048,090           18.7%
                                                      --------------           -----
TOTAL JAPAN...............................             1,934,382,905           20.3%
                                                      --------------           -----

NETHERLANDS -- (2.5%)
    Other Securities......................               268,159,365            2.8%
                                                      --------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................                25,919,358            0.3%
                                                      --------------           -----

NORWAY -- (0.9%)
    Other Securities......................                99,167,065            1.0%
                                                      --------------           -----

PORTUGAL -- (0.3%)
    Other Securities......................                29,533,212            0.3%
                                                      --------------           -----

RUSSIA -- (0.0%)
    Other Securities......................                   289,979            0.0%
                                                      --------------           -----

SINGAPORE -- (1.3%)
    Other Securities......................               131,481,204            1.4%
                                                      --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA....................  3,256,138     28,866,513            0.3%
#   Banco Santander SA Sponsored ADR......  2,364,383     21,066,653            0.2%
    Other Securities......................               190,898,283            2.0%
                                                      --------------           -----
TOTAL SPAIN...............................               240,831,449            2.5%
                                                      --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB........................  1,635,765     20,923,901            0.2%
    Other Securities......................               273,453,290            2.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               294,377,191            3.1%
                                                      --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------

SWITZERLAND -- (6.4%)
    ABB, Ltd................................  1,199,336 $   30,556,144            0.3%
    Credit Suisse Group AG..................  1,122,531     34,919,631            0.4%
    Nestle SA...............................    587,284     42,392,455            0.5%
#   Novartis AG ADR.........................    818,651     63,486,385            0.7%
    Roche Holding AG........................     81,978     22,669,818            0.3%
    Swiss Re AG.............................    372,384     32,688,839            0.4%
    UBS AG..................................  1,749,489     33,836,974            0.4%
    Zurich Insurance Group AG...............    160,459     44,338,545            0.5%
    Other Securities........................               366,397,186            3.6%
                                                        --------------           -----
TOTAL SWITZERLAND...........................               671,285,977            7.1%
                                                        --------------           -----

UNITED KINGDOM -- (17.8%)
    Anglo American P.L.C....................  1,131,410     26,901,050            0.3%
    AstraZeneca P.L.C. Sponsored ADR........    424,722     22,450,805            0.2%
    Barclays P.L.C. Sponsored ADR...........  2,263,921     38,056,512            0.4%
    BG Group P.L.C..........................  1,429,345     29,158,159            0.3%
    BP P.L.C. Sponsored ADR.................  1,845,938     85,836,114            0.9%
#   HSBC Holdings P.L.C. Sponsored ADR......  1,877,265    103,324,666            1.1%
*   Lloyds Banking Group P.L.C.............. 23,313,762     28,834,377            0.3%
    Prudential P.L.C. ADR...................    651,676     26,692,649            0.3%
#   Rio Tinto P.L.C. Sponsored ADR..........    458,818     23,262,073            0.3%
    Royal Dutch Shell P.L.C. ADR(780259107).  1,430,280     99,433,066            1.1%
    Royal Dutch Shell P.L.C. ADR(780259206).    364,923     24,325,767            0.3%
    Standard Chartered P.L.C................  1,125,564     27,024,772            0.3%
    Tesco P.L.C.............................  5,453,611     31,811,663            0.3%
    Vodafone Group P.L.C. Sponsored ADR.....  2,394,771     88,175,468            0.9%
    Other Securities........................             1,212,613,734           12.7%
                                                        --------------           -----
TOTAL UNITED KINGDOM........................             1,867,900,875           19.7%
                                                        --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                   310,865            0.0%
                                                        --------------           -----
TOTAL COMMON STOCKS.........................             9,428,922,059           99.2%
                                                        --------------           -----

PREFERRED STOCKS -- (0.1%)
FRANCE -- (0.0%)
    Other Securities........................                     5,197            0.0%
                                                        --------------           -----
GERMANY -- (0.1%)
    Other Securities........................                 5,206,955            0.1%
                                                        --------------           -----
UNITED KINGDOM -- (0.0%)
    Other Securities........................                   126,482            0.0%
                                                        --------------           -----
TOTAL PREFERRED STOCKS......................                 5,338,634            0.1%
                                                        --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                        --            0.0%
                                                        --------------           -----

AUSTRIA -- (0.0%)
    Other Securities........................                        --            0.0%
                                                        --------------           -----

FRANCE -- (0.0%)
    Other Securities........................                        13            0.0%
                                                        --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES        VALUE++     OF NET ASSETS**
                                                                     ------        -------     ---------------

HONG KONG -- (0.0%)
      Other Securities............................................             $            --            0.0%
                                                                               ---------------          ------

ITALY -- (0.0%)
      Other Securities............................................                      11,809            0.0%
                                                                               ---------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                     702,942            0.0%
                                                                               ---------------          ------
TOTAL RIGHTS/WARRANTS.............................................                     714,764            0.0%
                                                                               ---------------          ------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT        VALUE+
                                                                     -------       ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (10.2%)
(S)@  DFA Short Term Investment Fund..............................  92,912,705   1,075,000,000           11.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $5,584,879 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $5,050,512) to be repurchased at
       $4,951,499................................................. $     4,951       4,951,482            0.1%
                                                                               ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................               1,079,951,482           11.3%
                                                                               ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,059,936,275).........................................               $10,514,926,939          110.6%
                                                                               ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   26,885,569 $  586,467,878   --    $   613,353,447
  Austria.....................         69,846     50,196,598   --         50,266,444
  Belgium.....................     11,058,577    102,887,625   --        113,946,202
  Canada......................    825,577,170         24,453   --        825,601,623
  China.......................         40,881        595,599   --            636,480
  Colombia....................          5,577             --   --              5,577
  Denmark.....................      4,247,252    115,979,846   --        120,227,098
  Finland.....................      3,875,723    155,466,171   --        159,341,894
  France......................    103,088,833    639,762,657   --        742,851,490
  Germany.....................     85,519,236    534,949,027   --        620,468,263
  Greece......................        770,734     26,797,499   --         27,568,233
  Hong Kong...................        997,646    250,201,882   --        251,199,528
  Ireland.....................     14,908,209     32,649,686   --         47,557,895
  Israel......................     13,909,511     43,383,456   --         57,292,967
  Italy.......................     22,099,821    212,865,652   --        234,965,473
  Japan.......................    121,410,252  1,812,972,653   --      1,934,382,905
  Netherlands.................     45,818,932    222,340,433   --        268,159,365
  New Zealand.................        113,994     25,805,364   --         25,919,358
  Norway......................     10,556,193     88,610,872   --         99,167,065
  Portugal....................        265,178     29,268,034   --         29,533,212
  Russia......................             --        289,979   --            289,979
  Singapore...................          1,996    131,479,208   --        131,481,204
  Spain.......................     43,141,304    197,690,145   --        240,831,449
  Sweden......................      8,713,099    285,664,092   --        294,377,191
  Switzerland.................    107,694,359    563,591,618   --        671,285,977
  United Kingdom..............    646,060,323  1,221,840,552   --      1,867,900,875
  United States...............        310,865             --   --            310,865
Preferred Stocks
  France......................          5,197             --   --              5,197
  Germany.....................             --      5,206,955   --          5,206,955
  United Kingdom..............             --        126,482   --            126,482
Rights/Warrants
  Australia...................             --             --   --                 --
  Austria.....................             --             --   --                 --
  France......................             --             13   --                 13
  Hong Kong...................             --             --   --                 --
  Italy.......................             --         11,809   --             11,809
  Spain.......................             --        702,942   --            702,942
Securities Lending Collateral.             --  1,079,951,482   --      1,079,951,482
                               -------------- --------------   --    ---------------
TOTAL......................... $2,097,146,277 $8,417,780,662   --    $10,514,926,939
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                  VALUE+
                                                              --------------
    AFFILIATED INVESTMENT COMPANIES -- (100.0%)
    Investment in The Continental Small Company Series of
      The DFA Investment Trust Company....................... $3,041,110,694
    Investment in The United Kingdom Small Company Series of
      The DFA Investment Trust Company.......................  1,939,554,064
    Investment in The Japanese Small Company Series of
      The DFA Investment Trust Company.......................  1,867,328,817
    Investment in The Asia Pacific Small Company Series of
      The DFA Investment Trust Company.......................    934,206,430
    Investment in The Canadian Small Company Series of
      The DFA Investment Trust Company.......................    727,206,971
                                                              --------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
         (Cost $6,870,589,846)...............................  8,509,406,976
                                                              --------------
       TOTAL INVESTMENTS -- (100.0%)
         (Cost $6,870,589,846)............................... $8,509,406,976
                                                              ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $8,509,406,976   --      --    $8,509,406,976
                                  --------------   --      --    --------------
 TOTAL........................... $8,509,406,976   --      --    $8,509,406,976
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013


                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Japanese Small Company Series of
        The DFA Investment Trust Company..................... $414,294,832
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $389,680,331)............................... $414,294,832
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                 VALUE+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Asia Pacific Small Company Series of
        The DFA Investment Trust Company..................... $331,291,612
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $301,331,502)............................... $331,291,612
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013


                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                                   VALUE+
                                                                 -----------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The United Kingdom Small Company Series
      of The DFA Investment Trust Company....................... $37,113,753
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $22,831,439)........................................... $37,113,753
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                   VALUE+
                                                                ------------
   AFFILIATED INVESTMENT COMPANY -- (100.0%)
   Investment in The Continental Small Company Series of The
     DFA Investment Trust Company.............................. $170,799,580
                                                                ------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
        $132,148,330).......................................... $170,799,580
                                                                ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (92.5%)
 AUSTRALIA -- (22.0%)
 #   CFS Retail Property Trust Group... 14,158,196 $ 27,708,920            1.3%
 #   Commonwealth Property Office Fund. 14,987,556   16,956,375            0.8%
 #   Dexus Property Group.............. 31,023,121   31,793,162            1.5%
     Federation Centres, Ltd...........  9,501,422   22,298,352            1.0%
     Goodman Group..................... 11,297,147   53,988,920            2.5%
 #   GPT Group......................... 11,394,986   39,714,768            1.8%
     Investa Office Fund...............  3,957,702   11,618,583            0.5%
 #   Stockland......................... 15,300,798   57,991,976            2.7%
 #   Westfield Group................... 13,915,226  142,401,443            6.6%
     Westfield Retail Trust............ 19,622,341   57,248,805            2.7%
     Other Securities..................              47,497,354            2.2%
                                                   ------------          ------
 TOTAL AUSTRALIA.......................             509,218,658           23.6%
                                                   ------------          ------

 BELGIUM -- (1.5%)
     Cofinimmo.........................    114,585   13,840,283            0.6%
     Other Securities..................              20,133,082            1.0%
                                                   ------------          ------
 TOTAL BELGIUM.........................              33,973,365            1.6%
                                                   ------------          ------

 CANADA -- (5.9%)
     Canadian REIT.....................    240,202    9,784,088            0.5%
 #   H&R REIT..........................    921,949   19,099,509            0.9%
 #   RioCan REIT.......................  1,063,614   25,961,709            1.2%
     Other Securities..................              82,203,898            3.7%
                                                   ------------          ------
 TOTAL CANADA..........................             137,049,204            6.3%
                                                   ------------          ------

 CHINA -- (0.2%)
     Other Securities..................               4,864,256            0.2%
                                                   ------------          ------

 FRANCE -- (4.3%)
     Fonciere Des Regions..............    190,204   16,289,188            0.8%
     Gecina SA.........................    156,246   20,850,380            1.0%
     ICADE.............................    237,301   21,826,829            1.0%
     Klepierre.........................    704,513   31,598,250            1.5%
     Other Securities..................              10,065,785            0.4%
                                                   ------------          ------
 TOTAL FRANCE..........................             100,630,432            4.7%
                                                   ------------          ------

 GERMANY -- (0.4%)
     Other Securities..................               8,374,189            0.4%
                                                   ------------          ------

 GREECE -- (0.0%)
     Other Securities..................                 710,872            0.0%
                                                   ------------          ------

 HONG KONG -- (4.0%)
 #   Link REIT (The)................... 15,583,305   78,594,514            3.7%
     Other Securities..................              13,748,534            0.6%
                                                   ------------          ------
 TOTAL HONG KONG.......................              92,343,048            4.3%
                                                   ------------          ------

 ISRAEL -- (0.2%)
     Other Securities..................               4,096,802            0.2%
                                                   ------------          ------

 ITALY -- (0.2%)
     Other Securities..................               5,532,168            0.3%
                                                   ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------

JAPAN -- (16.6%)
#   Advance Residence Investment Corp.....      8,537 $ 19,327,474            0.9%
    Frontier Real Estate Investment Corp..      1,623   16,216,774            0.7%
#   Japan Prime Realty Investment Corp....      5,422   18,018,058            0.8%
    Japan Real Estate Investment Corp.....      4,121   47,081,579            2.2%
#   Japan Retail Fund Investment Corp.....     14,487   29,340,812            1.4%
    Mori Hills REIT Investment Corp.......      1,392    9,769,120            0.5%
#   Mori Trust Sogo Reit, Inc.............      1,265   11,250,428            0.5%
    Nippon Accommodations Fund, Inc.......      1,470   10,539,320            0.5%
    Nippon Building Fund, Inc.............      4,863   60,159,679            2.8%
#   Nomura Real Estate Office Fund, Inc...      2,509   12,394,468            0.6%
#   Orix JREIT, Inc.......................     10,968   13,677,853            0.6%
#   United Urban Investment Corp..........     16,307   24,888,305            1.2%
    Other Securities......................             112,354,555            5.1%
                                                      ------------          ------
TOTAL JAPAN...............................             385,018,425           17.8%
                                                      ------------          ------

MALAYSIA -- (0.6%)
    Other Securities......................              13,489,527            0.6%
                                                      ------------          ------

MEXICO -- (1.2%)
    Fibra Uno Administracion S.A. de C.V..  8,782,987   27,195,974            1.3%
                                                      ------------          ------

NETHERLANDS -- (9.3%)
    Corio NV..............................    482,308   20,995,100            1.0%
    Eurocommercial Properties NV..........    237,981   10,111,652            0.5%
#   Unibail-Rodamco SE....................    633,736  165,575,512            7.7%
    Wereldhave NV.........................    147,230   11,439,812            0.5%
    Other Securities......................               8,571,098            0.3%
                                                      ------------          ------
TOTAL NETHERLANDS.........................             216,693,174           10.0%
                                                      ------------          ------

NEW ZEALAND -- (0.7%)
    Other Securities......................              15,591,258            0.7%
                                                      ------------          ------

SINGAPORE -- (7.9%)
    Ascendas REIT......................... 13,941,000   26,506,474            1.2%
#   CapitaCommercial Trust................ 13,721,000   16,235,902            0.7%
    CapitaMall Trust...................... 16,554,300   26,887,384            1.2%
#   Suntec REIT........................... 14,521,000   19,986,435            0.9%
    Other Securities......................              93,673,308            4.5%
                                                      ------------          ------
TOTAL SINGAPORE...........................             183,289,503            8.5%
                                                      ------------          ------

SOUTH AFRICA -- (2.1%)
    Capital Property Fund.................  9,423,574   10,037,894            0.5%
    Growthpoint Properties, Ltd...........  4,050,442   10,299,808            0.5%
    Other Securities......................              29,205,583            1.3%
                                                      ------------          ------
TOTAL SOUTH AFRICA........................              49,543,285            2.3%
                                                      ------------          ------

TAIWAN -- (0.6%)
    Other Securities......................              13,745,219            0.6%
                                                      ------------          ------

TURKEY -- (0.6%)
    Other Securities......................              15,120,567            0.7%
                                                      ------------          ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------

UNITED KINGDOM -- (14.2%)
      British Land Co. P.L.C........................................   6,331,990 $   63,151,477            2.9%
      Derwent London P.L.C..........................................     601,385     24,139,933            1.1%
      Great Portland Estates P.L.C..................................   2,280,278     20,924,819            1.0%
      Hammerson P.L.C...............................................   4,812,805     40,782,360            1.9%
      Intu Properties P.L.C.........................................   4,019,223     22,167,268            1.0%
      Land Securities Group P.L.C...................................   5,251,976     83,254,870            3.9%
      Segro P.L.C...................................................   4,883,720     25,578,649            1.2%
      Shaftesbury P.L.C.............................................   1,638,837     15,605,115            0.7%
      Other Securities..............................................                 32,668,779            1.5%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM................................................                328,273,270           15.2%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              2,144,753,196           99.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
      Other Securities..............................................                     14,606            0.0%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@  DFA Short Term Investment Fund................................  15,038,894    174,000,000            8.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $77,480 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $70,067) to be repurchased at $68,693.... $        69         68,693            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................                174,068,693            8.1%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,051,425,581)...........................................               $2,318,836,495          107.4%
                                                                                 ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,073,311 $  508,145,347   --    $  509,218,658
  Belgium.....................           --     33,973,365   --        33,973,365
  Canada......................  137,049,204             --   --       137,049,204
  China.......................           --      4,864,256   --         4,864,256
  France......................           --    100,630,432   --       100,630,432
  Germany.....................           --      8,374,189   --         8,374,189
  Greece......................           --        710,872   --           710,872
  Hong Kong...................           --     92,343,048   --        92,343,048
  Israel......................           --      4,096,802   --         4,096,802
  Italy.......................           --      5,532,168   --         5,532,168
  Japan.......................           --    385,018,425   --       385,018,425
  Malaysia....................           --     13,489,527   --        13,489,527
  Mexico......................   27,195,974             --   --        27,195,974
  Netherlands.................           --    216,693,174   --       216,693,174
  New Zealand.................           --     15,591,258   --        15,591,258
  Singapore...................           --    183,289,503   --       183,289,503
  South Africa................           --     49,543,285   --        49,543,285
  Taiwan......................           --     13,745,219   --        13,745,219
  Turkey......................           --     15,120,567   --        15,120,567
  United Kingdom..............           --    328,273,270   --       328,273,270
Rights/Warrants
  Singapore...................           --         14,606   --            14,606
Securities Lending Collateral.           --    174,068,693   --       174,068,693
                               ------------ --------------   --    --------------
TOTAL......................... $165,318,489 $2,153,518,006   --    $2,318,836,495
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                       SHARES        VALUE+
                                                                     ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.6%)
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc...............................  44,479,879 $1,235,206,238
Investment in DFA International Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc............................... 153,767,083    842,643,614
                                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,711,546,104)..........................................              2,077,849,852
                                                                                 --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $8,697,235).................................................   8,697,235      8,697,235
                                                                                 --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,720,243,339)..........................................             $2,086,547,087
                                                                                 ==============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,077,849,852   --      --    $2,077,849,852
 Temporary Cash Investments......      8,697,235   --      --         8,697,235
                                  --------------   --      --    --------------
 TOTAL........................... $2,086,547,087   --      --    $2,086,547,087
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   COMMON STOCKS -- (91.3%)
   AUSTRALIA -- (5.0%)
   #   Primary Health Care, Ltd..... 10,254,873 $ 47,843,315            0.4%
       Other Securities.............             563,553,242            5.1%
                                                ------------            ----
   TOTAL AUSTRALIA..................             611,396,557            5.5%
                                                ------------            ----

   AUSTRIA -- (0.8%)
   #   Wienerberger AG..............  2,775,318   48,140,566            0.4%
       Other Securities.............              46,419,548            0.4%
                                                ------------            ----
   TOTAL AUSTRIA....................              94,560,114            0.8%
                                                ------------            ----

   BELGIUM -- (0.7%)
       Other Securities.............              90,001,261            0.8%
                                                ------------            ----

   CANADA -- (8.1%)
   *   Canfor Corp..................  2,000,533   41,463,116            0.4%
   *   Celestica, Inc...............  4,266,945   46,858,025            0.4%
       West Fraser Timber Co., Ltd..    640,761   58,732,584            0.5%
       Other Securities.............             834,777,825            7.5%
                                                ------------            ----
   TOTAL CANADA.....................             981,831,550            8.8%
                                                ------------            ----

   CHINA -- (0.0%)
       Other Securities.............               4,800,879            0.0%
                                                ------------            ----

   COLOMBIA -- (0.0%)
       Other Securities.............                  32,180            0.0%
                                                ------------            ----

   DENMARK -- (1.4%)
   #*  Vestas Wind Systems A.S......  3,314,030   88,805,540            0.8%
       Other Securities.............              85,441,344            0.8%
                                                ------------            ----
   TOTAL DENMARK....................             174,246,884            1.6%
                                                ------------            ----

   FINLAND -- (2.2%)
       Huhtamaki Oyj................  1,837,503   44,168,925            0.4%
       Pohjola Bank P.L.C. Class A..  2,317,182   42,197,505            0.4%
       Other Securities.............             181,698,788            1.6%
                                                ------------            ----
   TOTAL FINLAND....................             268,065,218            2.4%
                                                ------------            ----

   FRANCE -- (3.4%)
       Havas SA.....................  5,005,668   41,624,191            0.4%
       Other Securities.............             370,033,186            3.3%
                                                ------------            ----
   TOTAL FRANCE.....................             411,657,377            3.7%
                                                ------------            ----

   GERMANY -- (4.9%)
   *   Aareal Bank AG...............  1,133,243   43,463,385            0.4%
       Aurubis AG...................  1,045,010   65,840,809            0.6%
       Bilfinger SE.................    536,449   59,529,913            0.5%
   #*  TUI AG.......................  3,423,151   45,350,838            0.4%
       Other Securities.............             386,223,402            3.5%
                                                ------------            ----
   TOTAL GERMANY....................             600,408,347            5.4%
                                                ------------            ----

   GREECE -- (0.2%)
       Other Securities.............              19,237,021             0.2
                                                ------------            ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                       SHARES      VALUE++     OF NET ASSETS**
                                       ------      -------     ---------------
 HONG KONG -- (2.1%)
     Other Securities...............            $  260,142,684            2.3%
                                                --------------           -----

 IRELAND -- (0.4%)
     Smurfit Kappa Group P.L.C......  2,066,589     50,024,929            0.5%
     Other Securities...............                 4,130,638            0.0%
                                                --------------           -----
 TOTAL IRELAND......................                54,155,567            0.5%
                                                --------------           -----

 ISRAEL -- (0.7%)
     Other Securities...............                89,813,252            0.8%
                                                --------------           -----

 ITALY -- (2.9%)
 #*  Banca Popolare di Milano Scarl. 77,876,899     52,021,908            0.5%
 *   Banco Popolare................. 40,563,396     80,582,762            0.7%
     Other Securities...............               218,731,146            2.0%
                                                --------------           -----
 TOTAL ITALY........................               351,335,816            3.2%
                                                --------------           -----

 JAPAN -- (21.2%)
     Fujikura, Ltd..................  9,669,000     44,121,189            0.4%
     Other Securities...............             2,528,832,837           22.7%
                                                --------------           -----
 TOTAL JAPAN........................             2,572,954,026           23.1%
                                                --------------           -----

 NETHERLANDS -- (1.8%)
     Delta Lloyd NV.................  2,392,235     50,719,278            0.5%
     Other Securities...............               165,018,056            1.4%
                                                --------------           -----
 TOTAL NETHERLANDS..................               215,737,334            1.9%
                                                --------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities...............                40,904,585            0.4%
                                                --------------           -----

 NORWAY -- (1.0%)
     Other Securities...............               116,446,422            1.0%
                                                --------------           -----

 PORTUGAL -- (0.3%)
     Other Securities...............                40,895,443            0.4%
                                                --------------           -----

 RUSSIA -- (0.1%)
     Other Securities...............                 8,176,906            0.1%
                                                --------------           -----

 SINGAPORE -- (1.6%)
     Other Securities...............               190,923,855            1.7%
                                                --------------           -----

 SPAIN -- (2.4%)
 #   Bankinter SA................... 11,466,414     69,912,115            0.6%
 *   Gamesa Corp. Tecnologica SA....  7,418,085     71,637,070            0.6%
 #*  Sacyr SA.......................  7,674,657     41,304,181            0.4%
     Other Securities...............               111,875,412            1.0%
                                                --------------           -----
 TOTAL SPAIN........................               294,728,778            2.6%
                                                --------------           -----

 SWEDEN -- (3.2%)
 #   Holmen AB Class B..............  1,385,639     46,026,833            0.4%
 #   Trelleborg AB Class B..........  6,024,942    113,688,584            1.0%
     Other Securities...............               227,930,699            2.1%
                                                --------------           -----
 TOTAL SWEDEN.......................               387,646,116            3.5%
                                                --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                            SHARES       VALUE++     OF NET ASSETS**
                                            ------       -------     ---------------
SWITZERLAND -- (4.1%)
    Helvetia Holding AG..................    121,594 $    57,348,474            0.5%
    Swiss Life Holding AG................    237,965      47,183,777            0.4%
    Other Securities.....................                396,461,344            3.6%
                                                     ---------------           -----
TOTAL SWITZERLAND........................                500,993,595            4.5%
                                                     ---------------           -----

UNITED KINGDOM -- (22.5%)
    Amlin P.L.C.......................... 11,024,189      75,323,453            0.7%
    Ashtead Group P.L.C.................. 10,275,968     107,981,373            1.0%
    Barratt Developments P.L.C........... 23,445,340     125,727,208            1.1%
    Beazley P.L.C........................ 12,470,827      45,713,302            0.4%
    Bellway P.L.C........................  3,448,205      83,054,770            0.8%
    Bodycote P.L.C.......................  5,021,077      52,927,267            0.5%
    Bovis Homes Group P.L.C..............  3,855,116      48,499,105            0.4%
    Catlin Group, Ltd....................  9,072,341      74,529,294            0.7%
    CSR P.L.C............................  4,886,688      43,044,052            0.4%
*   Dixons Retail P.L.C.................. 78,168,061      61,244,756            0.6%
    DS Smith P.L.C....................... 15,213,647      73,739,578            0.7%
    easyJet P.L.C........................  2,965,500      62,118,708            0.6%
    Greene King P.L.C....................  4,908,532      64,953,578            0.6%
    Hiscox, Ltd..........................  9,603,622     101,955,499            0.9%
    Home Retail Group P.L.C.............. 17,508,245      55,860,306            0.5%
    Inchcape P.L.C.......................  8,776,728      89,609,482            0.8%
    Meggitt P.L.C........................  4,813,743      44,191,006            0.4%
    Millennium & Copthorne Hotels P.L.C..  4,813,561      43,996,499            0.4%
    Mondi P.L.C..........................  6,004,641     107,218,486            1.0%
    Persimmon P.L.C......................  7,739,467     156,694,688            1.4%
    SIG P.L.C............................ 14,208,459      46,883,529            0.4%
    Taylor Wimpey P.L.C.................. 76,091,760     134,253,718            1.2%
*   Thomas Cook Group P.L.C.............. 27,405,032      63,074,658            0.6%
    Travis Perkins P.L.C.................  5,306,411     157,799,623            1.4%
    Vesuvius P.L.C.......................  5,951,466      46,267,961            0.4%
    Other Securities.....................                764,711,297            6.6%
                                                     ---------------           -----
TOTAL UNITED KINGDOM.....................              2,731,373,196           24.5%
                                                     ---------------           -----
TOTAL COMMON STOCKS......................             11,112,464,963           99.7%
                                                     ---------------           -----

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities.....................                      7,401            0.0%
                                                     ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
    Other Securities.....................                         --            0.0%
                                                     ---------------           -----

ISRAEL -- (0.0%)
    Other Securities.....................                        432            0.0%
                                                     ---------------           -----

ITALY -- (0.0%)
    Other Securities.....................                        265            0.0%
                                                     ---------------           -----
TOTAL RIGHTS/WARRANTS....................                        697            0.0%
                                                     ---------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                         SHARES/
                                                                          FACE                       PERCENTAGE
                                                                         AMOUNT        VALUE+      OF NET ASSETS**
                                                                         -------       ------      ---------------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@  DFA Short Term Investment Fund..................................  91,011,236 $ 1,053,000,000            9.4%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $85,122 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $76,977) to be repurchased at $75,468...... $        75          75,468            0.0%
                                                                                   ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...................................               1,053,075,468            9.4%
                                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,147,270,819)............................................               $12,165,548,529          109.1%
                                                                                   ===============          ======

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $       88,431 $   611,308,126   --    $   611,396,557
  Austria.....................             --      94,560,114   --         94,560,114
  Belgium.....................          1,510      89,999,751   --         90,001,261
  Canada......................    981,346,259         485,291   --        981,831,550
  China.......................        678,336       4,122,543   --          4,800,879
  Colombia....................         32,180              --   --             32,180
  Denmark.....................             --     174,246,884   --        174,246,884
  Finland.....................             --     268,065,218   --        268,065,218
  France......................      2,223,624     409,433,753   --        411,657,377
  Germany.....................      4,965,979     595,442,368   --        600,408,347
  Greece......................             --      19,237,021   --         19,237,021
  Hong Kong...................     14,741,037     245,401,647   --        260,142,684
  Ireland.....................             --      54,155,567   --         54,155,567
  Israel......................             --      89,813,252   --         89,813,252
  Italy.......................             --     351,335,816   --        351,335,816
  Japan.......................      1,448,639   2,571,505,387   --      2,572,954,026
  Netherlands.................             --     215,737,334   --        215,737,334
  New Zealand.................             --      40,904,585   --         40,904,585
  Norway......................      3,851,954     112,594,468   --        116,446,422
  Portugal....................             --      40,895,443   --         40,895,443
  Russia......................             --       8,176,906   --          8,176,906
  Singapore...................          5,123     190,918,732   --        190,923,855
  Spain.......................             --     294,728,778   --        294,728,778
  Sweden......................        333,888     387,312,228   --        387,646,116
  Switzerland.................             --     500,993,595   --        500,993,595
  United Kingdom..............         69,809   2,731,303,387   --      2,731,373,196
Preferred Stocks
  France......................          7,401              --   --              7,401
Rights/Warrants
  Austria.....................             --              --   --                 --
  Israel......................             --             432   --                432
  Italy.......................             --             265   --                265
Securities Lending Collateral.             --   1,053,075,468   --      1,053,075,468
                               -------------- ---------------   --    ---------------
TOTAL......................... $1,009,794,170 $11,155,754,359   --    $12,165,548,529
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
     COMMON STOCKS -- (90.1%)
     AUSTRALIA -- (6.2%)
         Lend Lease Group.............. 182,266 $ 1,965,533            0.2%
         National Australia Bank, Ltd..  62,086   2,074,966            0.2%
         Origin Energy, Ltd............ 193,618   2,676,665            0.3%
         Santos, Ltd................... 170,274   2,436,964            0.2%
         Other Securities..............          65,015,626            5.9%
                                                -----------          ------
     TOTAL AUSTRALIA...................          74,169,754            6.8%
                                                -----------          ------

     AUSTRIA -- (0.5%)
         Other Securities..............           6,056,086            0.6%
                                                -----------          ------

     BELGIUM -- (1.3%)
         Ageas.........................  45,850   1,948,353            0.2%
         KBC Groep NV..................  37,239   2,028,835            0.2%
         Other Securities..............          11,849,709            1.1%
                                                -----------          ------
     TOTAL BELGIUM.....................          15,826,897            1.5%
                                                -----------          ------

     CANADA -- (7.9%)
         Toronto-Dominion Bank (The)...  21,129   1,938,117            0.2%
         Other Securities..............          92,905,836            8.5%
                                                -----------          ------
     TOTAL CANADA......................          94,843,953            8.7%
                                                -----------          ------

     CHINA -- (0.0%)
         Other Securities..............              51,642            0.0%
                                                -----------          ------

     COLOMBIA -- (0.0%)
         Other Securities..............               2,213            0.0%
                                                -----------          ------

     DENMARK -- (1.3%)
         Other Securities..............          15,730,926            1.4%
                                                -----------          ------

     FINLAND -- (1.9%)
     #*  Nokia Oyj..................... 440,404   3,347,413            0.3%
         UPM-Kymmene Oyj............... 178,005   2,826,228            0.3%
         Other Securities..............          16,074,028            1.4%
                                                -----------          ------
     TOTAL FINLAND.....................          22,247,669            2.0%
                                                -----------          ------

     FRANCE -- (6.1%)
     *   Alcatel-Lucent................ 863,979   3,309,951            0.3%
         BNP Paribas SA................  36,071   2,661,070            0.3%
         Cie de St-Gobain..............  45,709   2,399,268            0.2%
         Lafarge SA....................  30,333   2,092,837            0.2%
         Renault SA....................  28,018   2,444,577            0.2%
         Sanofi........................  23,775   2,534,965            0.2%
         Societe Generale SA...........  59,410   3,356,041            0.3%
         Other Securities..............          54,255,917            5.0%
                                                -----------          ------
     TOTAL FRANCE......................          73,054,626            6.7%
                                                -----------          ------

     GERMANY -- (5.4%)
         Allianz SE....................  20,504   3,442,669            0.3%
     *   Commerzbank AG................ 151,865   1,942,295            0.2%
         Daimler AG....................  25,279   2,069,712            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Deutsche Bank AG......................    46,645 $  2,253,886            0.2%
    RWE AG................................    73,139    2,694,593            0.3%
    Other Securities......................             52,453,443            4.7%
                                                     ------------          ------
TOTAL GERMANY.............................             64,856,598            5.9%
                                                     ------------          ------

GREECE -- (0.3%)
    Other Securities......................              3,680,643            0.3%
                                                     ------------          ------

HONG KONG -- (2.6%)
    Other Securities......................             31,197,896            2.9%
                                                     ------------          ------

IRELAND -- (0.5%)
    Other Securities......................              6,326,288            0.6%
                                                     ------------          ------

ISRAEL -- (0.6%)
    Other Securities......................              7,219,308            0.7%
                                                     ------------          ------

ITALY -- (2.2%)
    Unione di Banche Italiane SCPA........   368,830    2,549,144            0.3%
    Other Securities......................             24,399,697            2.2%
                                                     ------------          ------
TOTAL ITALY...............................             26,948,841            2.5%
                                                     ------------          ------

JAPAN -- (20.3%)
    Mitsubishi UFJ Financial Group, Inc...   543,100    3,458,604            0.3%
    Mizuho Financial Group, Inc........... 1,011,060    2,122,278            0.2%
    Sumitomo Mitsui Financial Group, Inc..    55,941    2,703,957            0.3%
    Other Securities......................            235,086,487           21.5%
                                                     ------------          ------
TOTAL JAPAN...............................            243,371,326           22.3%
                                                     ------------          ------

NETHERLANDS -- (2.5%)
    Aegon NV..............................   279,663    2,225,243            0.2%
    Other Securities......................             27,729,184            2.5%
                                                     ------------          ------
TOTAL NETHERLANDS.........................             29,954,427            2.7%
                                                     ------------          ------

NEW ZEALAND -- (0.4%)
    Other Securities......................              4,583,440            0.4%
                                                     ------------          ------

NORWAY -- (1.0%)
    Other Securities......................             11,920,580            1.1%
                                                     ------------          ------

PORTUGAL -- (0.4%)
    Other Securities......................              4,751,005            0.4%
                                                     ------------          ------

RUSSIA -- (0.0%)
    Other Securities......................                 64,369            0.0%
                                                     ------------          ------

SINGAPORE -- (1.4%)
    Other Securities......................             17,230,672            1.6%
                                                     ------------          ------

SPAIN -- (2.2%)
    Banco de Sabadell SA..................   872,241    2,234,946            0.2%
*   Banco Popular Espanol SA..............   406,071    2,303,382            0.2%
    Banco Santander SA....................   288,859    2,560,815            0.3%
    Other Securities......................             18,653,430            1.7%
                                                     ------------          ------
TOTAL SPAIN...............................             25,752,573            2.4%
                                                     ------------          ------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
SWEDEN -- (2.8%)
    Other Securities........................           $   33,475,511            3.1%
                                                       --------------          ------

SWITZERLAND -- (6.1%)
    Credit Suisse Group AG..................   144,732      4,502,315            0.4%
    Holcim, Ltd.............................    29,383      2,185,491            0.2%
    Julius Baer Group, Ltd..................    47,955      2,352,468            0.2%
    Lonza Group AG..........................    23,146      2,066,079            0.2%
    Nestle SA...............................    61,616      4,447,684            0.4%
    Novartis AG ADR.........................    28,202      2,187,065            0.2%
    Swiss Re AG.............................    48,833      4,286,688            0.4%
    Zurich Insurance Group AG...............    17,448      4,821,287            0.5%
    Other Securities........................               46,729,698            4.2%
                                                       --------------          ------
TOTAL SWITZERLAND...........................               73,578,775            6.7%
                                                       --------------          ------

UNITED KINGDOM -- (16.2%)
    Anglo American P.L.C....................   146,774      3,489,782            0.3%
    Barratt Developments P.L.C..............   423,037      2,268,564            0.2%
    BP P.L.C................................   297,377      2,308,419            0.2%
    BP P.L.C. Sponsored ADR.................   103,538      4,814,517            0.5%
#   HSBC Holdings P.L.C. Sponsored ADR......   175,852      9,678,894            0.9%
    Legal & General Group P.L.C.............   566,357      1,962,884            0.2%
*   Lloyds Banking Group P.L.C.............. 2,002,798      2,477,053            0.2%
    Old Mutual P.L.C........................   627,407      2,044,744            0.2%
    Resolution, Ltd.........................   479,648      2,746,351            0.3%
    Royal Dutch Shell P.L.C. ADR(780259206).    60,794      4,052,528            0.4%
    Royal Dutch Shell P.L.C. ADR(780259107).    88,550      6,155,996            0.6%
    RSA Insurance Group P.L.C...............   981,571      2,021,573            0.2%
    Vodafone Group P.L.C. Sponsored ADR.....   165,738      6,102,473            0.6%
    Other Securities........................              144,571,988           13.1%
                                                       --------------          ------
TOTAL UNITED KINGDOM........................              194,695,766           17.9%
                                                       --------------          ------

UNITED STATES -- (0.0%)
    Other Securities........................                   50,776            0.0%
                                                       --------------          ------
TOTAL COMMON STOCKS.........................            1,081,642,560           99.2%
                                                       --------------          ------

PREFERRED STOCKS -- (0.0%)
FRANCE -- (0.0%)
    Other Securities........................                        1            0.0%
                                                       --------------          ------

GERMANY -- (0.0%)
    Other Securities........................                  188,714            0.0%
                                                       --------------          ------

UNITED KINGDOM -- (0.0%)
    Other Securities........................                    9,032            0.0%
                                                       --------------          ------
TOTAL PREFERRED STOCKS......................                  197,747            0.0%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------          ------
AUSTRIA -- (0.0%)
    Other Securities........................                       --            0.0%
                                                       --------------          ------

FRANCE -- (0.0%)
    Other Securities........................                       16            0.0%
                                                       --------------          ------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                          ------       -------     ---------------
HONG KONG -- (0.0%)
      Other Securities.................................................             $           --            0.0%
                                                                                    --------------          ------

ITALY -- (0.0%)
      Other Securities.................................................                      1,046            0.0%
                                                                                    --------------          ------

SPAIN -- (0.0%)
      Other Securities.................................................                     62,360            0.0%
                                                                                    --------------          ------

TOTAL RIGHTS/WARRANTS..................................................                     63,422            0.0%
                                                                                    --------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT       VALUE+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (9.9%)
(S)@  DFA Short Term Investment Fund...................................  10,285,220    119,000,000           10.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $169,878 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $153,624) to be repurchased at $150,613............... $       151        150,612            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                119,150,612           10.9%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $978,641,888)................................................               $1,201,054,341          110.1%
                                                                                    ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $  1,168,941 $   73,000,813   --    $   74,169,754
  Austria.....................           --      6,056,086   --         6,056,086
  Belgium.....................      875,336     14,951,561   --        15,826,897
  Canada......................   94,837,465          6,488   --        94,843,953
  China.......................        5,467         46,175   --            51,642
  Colombia....................        2,213             --   --             2,213
  Denmark.....................           --     15,730,926   --        15,730,926
  Finland.....................           --     22,247,669   --        22,247,669
  France......................    2,155,798     70,898,828   --        73,054,626
  Germany.....................    4,279,468     60,577,130   --        64,856,598
  Greece......................        4,844      3,675,799   --         3,680,643
  Hong Kong...................      279,902     30,917,994   --        31,197,896
  Ireland.....................    1,757,074      4,569,214   --         6,326,288
  Israel......................      922,161      6,297,147   --         7,219,308
  Italy.......................    1,296,432     25,652,409   --        26,948,841
  Japan.......................    4,504,801    238,866,525   --       243,371,326
  Netherlands.................    5,157,662     24,796,765   --        29,954,427
  New Zealand.................        5,022      4,578,418   --         4,583,440
  Norway......................      595,569     11,325,011   --        11,920,580
  Portugal....................           --      4,751,005   --         4,751,005
  Russia......................           --         64,369   --            64,369
  Singapore...................           --     17,230,672   --        17,230,672
  Spain.......................    1,257,668     24,494,905   --        25,752,573
  Sweden......................       13,424     33,462,087   --        33,475,511
  Switzerland.................    5,618,343     67,960,432   --        73,578,775
  United Kingdom..............   37,975,431    156,720,335   --       194,695,766
  United States...............       50,776             --   --            50,776
Preferred Stocks
  France......................            1             --   --                 1
  Germany.....................           --        188,714   --           188,714
  United Kingdom..............           --          9,032   --             9,032
Rights/Warrants
  Australia...................           --             --   --                --
  Austria.....................           --             --   --                --
  France......................           --             16   --                16
  Hong Kong...................           --             --   --                --
  Italy.......................           --          1,046   --             1,046
  Spain.......................           --         62,360   --            62,360
Securities Lending Collateral.           --    119,150,612   --       119,150,612
                               ------------ --------------   --    --------------
TOTAL......................... $162,763,798 $1,038,290,543   --    $1,201,054,341
                               ============ ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                              SHARES     VALUE+
                                                              ------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................         $ 82,013,299
Investment in Dimensional Emerging Markets Value Fund........           24,814,665
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 526,844   10,626,448
                                                                      ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $102,161,430).....................................          117,454,412
                                                                      ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $102,161,430).....................................         $117,454,412
                                                                      ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $117,454,412   --      --    $117,454,412
                                    ------------   --      --    ------------
   TOTAL........................... $117,454,412   --      --    $117,454,412
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                               SHARES     VALUE+
                                                              --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 2,950,303 $59,507,603
Investment in Dimensional Emerging Markets Value Fund........            22,063,755
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc........................   735,217   8,638,806
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company...........................             5,728,688
                                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $84,292,613)......................................            95,938,852
                                                                        -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $84,292,613)......................................           $95,938,852
                                                                        ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $95,938,852    --      --    $95,938,852
                                     -----------    --      --    -----------
    TOTAL........................... $95,938,852    --      --    $95,938,852
                                     ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,934,151 $ 99,732,282
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,478,473   29,702,529
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $117,714,895).................................            129,434,811
                                                                    ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $117,714,895).................................           $129,434,811
                                                                    ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $129,434,811   --      --    $129,434,811
                                    ------------   --      --    ------------
   TOTAL........................... $129,434,811   --      --    $129,434,811
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,406,753 $37,593,478
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,772,248  34,847,158
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   755,956  15,187,160
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $72,257,364)..................................            87,627,796
                                                                    -----------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $72,257,364)..................................           $87,627,796
                                                                    ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     -----------  ------- ------- -----------
    Affiliated Investment Companies. $87,627,796       --   --    $87,627,796
    Futures Contracts**.............     132,768       --   --        132,768
    Forward Currency Contracts**....          --  $28,113   --         28,113
                                     -----------  -------   --    -----------
    TOTAL........................... $87,760,564  $28,113   --    $87,788,677
                                     ===========  =======   ==    ===========

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2013

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $3,653,886,907
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $2,522,234,797)............................. $3,653,886,907
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $4,037,179,777
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $3,582,520,729)............................. $4,037,179,777
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $19,256,425,152
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $18,840,666,697)............................ $19,256,425,152
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (88.4%)
BRAZIL -- (9.1%)
    Banco Bradesco SA...................................   2,129,629 $   34,299,515            0.3%
#   Banco Bradesco SA ADR...............................   5,097,969     73,512,708            0.6%
    Banco do Brasil SA..................................   2,450,339     32,434,641            0.3%
    BM&FBovespa SA......................................   7,415,089     41,792,285            0.3%
    Gerdau SA Sponsored ADR.............................   3,674,735     29,140,649            0.2%
#   Itau Unibanco Holding SA ADR........................   5,554,966     85,602,024            0.7%
    Petroleo Brasileiro SA ADR..........................   3,861,209     67,300,873            0.5%
#   Petroleo Brasileiro SA Sponsored ADR................   5,128,535     93,134,196            0.7%
#   Vale SA Sponsored ADR(91912E105)....................   3,426,868     54,864,157            0.4%
    Vale SA Sponsored ADR(91912E204)....................   4,029,593     58,993,242            0.5%
    Other Securities....................................                724,890,322            5.4%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,295,964,612            9.9%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                201,874,444            1.5%
                                                                     --------------           -----

CHINA -- (13.7%)
    Bank of China, Ltd. Class H......................... 145,776,702     68,633,093            0.5%
    China Construction Bank Corp. Class H............... 152,896,302    118,957,385            0.9%
#   China Mobile, Ltd. Sponsored ADR....................   1,489,143     77,465,219            0.6%
    CNOOC, Ltd..........................................  15,368,000     31,179,535            0.3%
    CNOOC, Ltd. ADR.....................................     175,892     35,584,711            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 143,278,725    100,257,149            0.8%
    Tencent Holdings, Ltd...............................     970,900     52,968,595            0.4%
    Other Securities....................................              1,465,753,971           11.2%
                                                                     --------------           -----
TOTAL CHINA.............................................              1,950,799,658           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.5%)
    Other Securities....................................                 72,542,345            0.6%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 40,313,246            0.3%
                                                                     --------------           -----

EGYPT -- (0.0%)
    Other Securities....................................                  6,886,974            0.1%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    773,692            0.0%
                                                                     --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                 39,695,409            0.3%
                                                                     --------------           -----

INDIA -- (6.1%)
    HDFC Bank, Ltd......................................   2,994,559     33,307,680            0.3%
#   Infosys, Ltd. Sponsored ADR.........................     669,643     35,531,258            0.3%
    Reliance Industries, Ltd............................   3,724,395     55,433,229            0.4%
    Other Securities....................................                745,642,395            5.7%
                                                                     --------------           -----
TOTAL INDIA.............................................                869,914,562            6.7%
                                                                     --------------           -----

INDONESIA -- (2.3%)
    Other Securities....................................                334,715,998            2.6%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                    330,970            0.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
MALAYSIA -- (4.1%)
    CIMB Group Holdings Bhd................... 14,070,063 $   33,444,890            0.3%
    Malayan Banking Bhd....................... 12,903,788     39,996,828            0.3%
    Other Securities..........................               509,663,424            3.9%
                                                          --------------           -----
TOTAL MALAYSIA................................               583,105,142            4.5%
                                                          --------------           -----

MEXICO -- (4.8%)
    Alfa S.A.B. de C.V. Class A............... 12,826,789     35,116,435            0.3%
#   America Movil S.A.B. de C.V. Series L ADR.  2,589,383     55,438,689            0.4%
#*  Cemex S.A.B. de C.V. Sponsored ADR........  6,149,067     65,057,129            0.5%
#   Fomento Economico Mexicano S.A.B. de C.V.
     Sponsored ADR............................    555,503     51,828,430            0.4%
    Grupo Financiero Banorte S.A.B. de C.V....  8,197,629     52,475,884            0.4%
    Grupo Mexico S.A.B. de C.V. Series B...... 12,013,141     38,072,650            0.3%
#   Grupo Televisa S.A.B. Sponsored ADR.......  1,810,392     55,108,332            0.4%
    Other Securities..........................               332,326,572            2.6%
                                                          --------------           -----
TOTAL MEXICO..................................               685,424,121            5.3%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                18,921,333            0.1%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               188,172,356            1.4%
                                                          --------------           -----

POLAND -- (1.7%)
    Other Securities..........................               244,111,479            1.9%
                                                          --------------           -----

RUSSIA -- (3.8%)
    Gazprom OAO Sponsored ADR................. 19,360,421    180,969,619            1.4%
#   Lukoil OAO Sponsored ADR..................  1,464,268     95,900,562            0.7%
    Sberbank of Russia Sponsored ADR..........  5,532,517     70,552,743            0.6%
    Tatneft OAO Sponsored ADR.................    739,208     30,365,137            0.2%
    Other Securities..........................               162,340,575            1.2%
                                                          --------------           -----
TOTAL RUSSIA..................................               540,128,636            4.1%
                                                          --------------           -----

SOUTH AFRICA -- (6.7%)
    FirstRand, Ltd............................  9,125,832     32,761,624            0.3%
    MTN Group, Ltd............................  3,230,167     64,206,532            0.5%
    Naspers, Ltd. Class N.....................    631,382     59,099,733            0.5%
    Sanlam, Ltd...............................  7,258,066     38,943,664            0.3%
    Sasol, Ltd................................    765,727     39,126,959            0.3%
#   Sasol, Ltd. Sponsored ADR.................    869,022     44,337,502            0.3%
#   Standard Bank Group, Ltd..................  3,305,953     42,058,657            0.3%
    Other Securities..........................               632,836,511            4.8%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................               953,371,182            7.3%
                                                          --------------           -----

SOUTH KOREA -- (13.6%)
    Hana Financial Group, Inc.................  1,071,129     41,187,342            0.3%
    Hyundai Mobis.............................    136,261     38,436,499            0.3%
    Hyundai Motor Co..........................    344,450     82,063,088            0.6%
#   Kia Motors Corp...........................    584,259     33,946,142            0.3%
#   POSCO ADR.................................    473,943     35,289,796            0.3%
    Samsung Electronics Co., Ltd..............    204,504    282,022,914            2.2%
    Other Securities..........................             1,425,493,978           10.9%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             1,938,439,759           14.9%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                               PERCENTAGE
                                                    SHARES       VALUE++     OF NET ASSETS**
                                                    ------       -------     ---------------
TAIWAN -- (13.6%)
    CTBC Financial Holding Co., Ltd.............. 43,121,191 $    29,250,510            0.2%
    Hon Hai Precision Industry Co., Ltd.......... 28,489,623      72,428,987            0.6%
#   Taiwan Semiconductor Manufacturing Co., Ltd.. 40,714,652     150,056,501            1.2%
    Other Securities.............................              1,695,589,463           13.0%
                                                             ---------------          ------
TOTAL TAIWAN.....................................              1,947,325,461           15.0%
                                                             ---------------          ------

THAILAND -- (2.9%)
    Other Securities.............................                415,125,485            3.2%
                                                             ---------------          ------

TURKEY -- (2.1%)
    Other Securities.............................                298,790,261            2.3%
                                                             ---------------          ------

UNITED STATES -- (0.0%)
    Other Securities.............................                    126,755            0.0%
                                                             ---------------          ------
TOTAL COMMON STOCKS..............................             12,626,853,880           97.0%
                                                             ---------------          ------

PREFERRED STOCKS -- (1.9%)
BRAZIL -- (1.8%)
    Itau Unibanco Holding SA.....................  2,951,785      45,672,482            0.4%
    Other Securities.............................                209,006,990            1.5%
                                                             ---------------          ------
TOTAL BRAZIL.....................................                254,679,472            1.9%
                                                             ---------------          ------

CHILE -- (0.0%)
    Other Securities.............................                  2,111,459            0.0%
                                                             ---------------          ------
COLOMBIA -- (0.1%)
    Other Securities.............................                  8,313,715            0.1%
                                                             ---------------          ------
TOTAL PREFERRED STOCKS...........................                265,104,646            2.0%
                                                             ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.............................                     11,935            0.0%
                                                             ---------------          ------

CHILE -- (0.0%)
    Other Securities.............................                         31            0.0%
                                                             ---------------          ------
MALAYSIA -- (0.0%)
    Other Securities.............................                    174,504            0.0%
                                                             ---------------          ------
POLAND -- (0.0%)
    Other Securities.............................                         --            0.0%
                                                             ---------------          ------
SOUTH KOREA -- (0.0%)
    Other Securities.............................                     15,747            0.0%
                                                             ---------------          ------
THAILAND -- (0.0%)
    Other Securities.............................                     36,842            0.0%
                                                             ---------------          ------
TOTAL RIGHTS/WARRANTS............................                    239,059            0.0%
                                                             ---------------          ------


EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                     SHARES/
                                                                      FACE                        PERCENTAGE
                                                                     AMOUNT         VALUE+      OF NET ASSETS**
                                                                     -------        ------      ---------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@  DFA Short Term Investment Fund..............................  118,582,541 $ 1,372,000,000           10.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $12,370,390 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $11,186,777) to be
       repurchased at $10,967,465................................. $     10,967      10,967,428            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,382,967,428           10.6%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $13,051,760,683)......................................              $14,275,165,013          109.6%
                                                                                ===============          ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  673,687,040 $   622,277,572   --    $ 1,295,964,612
  Chile.......................     53,152,182     148,722,262   --        201,874,444
  China.......................    209,489,377   1,741,310,281   --      1,950,799,658
  Colombia....................     72,542,345              --   --         72,542,345
  Czech Republic..............             --      40,313,246   --         40,313,246
  Egypt.......................             --       6,886,974   --          6,886,974
  Hong Kong...................             --         773,692   --            773,692
  Hungary.....................        248,373      39,447,036   --         39,695,409
  India.......................     77,607,096     792,307,466   --        869,914,562
  Indonesia...................     13,389,435     321,326,563   --        334,715,998
  Israel......................             --         330,970   --            330,970
  Malaysia....................             --     583,105,142   --        583,105,142
  Mexico......................    685,300,950         123,171   --        685,424,121
  Peru........................     18,921,333              --   --         18,921,333
  Philippines.................      3,409,239     184,763,117   --        188,172,356
  Poland......................         84,720     244,026,759   --        244,111,479
  Russia......................     21,167,946     518,960,690   --        540,128,636
  South Africa................     81,220,811     872,150,371   --        953,371,182
  South Korea.................     93,287,756   1,845,152,003   --      1,938,439,759
  Taiwan......................     41,170,777   1,906,154,684   --      1,947,325,461
  Thailand....................    415,119,288           6,197   --        415,125,485
  Turkey......................      4,597,018     294,193,243   --        298,790,261
  United States...............             --         126,755   --            126,755
Preferred Stocks
  Brazil......................      4,574,692     250,104,780   --        254,679,472
  Chile.......................             --       2,111,459   --          2,111,459
  Colombia....................      8,313,715              --   --          8,313,715
Rights/Warrants
  Brazil......................             --          11,935   --             11,935
  Chile.......................             --              31   --                 31
  Malaysia....................             --         174,504   --            174,504
  Poland......................             --              --   --                 --
  South Korea.................             --          15,747   --             15,747
  Thailand....................             --          36,842   --             36,842
Securities Lending Collateral.             --   1,382,967,428   --      1,382,967,428
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,477,284,093 $11,797,880,920   --    $14,275,165,013
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       ENHANCED
                                                                      U.S. LARGE
                                                                       COMPANY      U.S. LARGE CAP  U.S. LARGE CAP
                                                                      PORTFOLIO    EQUITY PORTFOLIO VALUE PORTFOLIO
-                                                                    ------------  ---------------- ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............           --              --   $   11,967,120
Investments at Value (including $0, $32,917, $0 and $603,977 of
 securities on loan, respectively).................................. $    211,548    $    134,084               --
Temporary Cash Investments at Value & Cost..........................           --           2,237               --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................           --          33,752               --
Foreign Currencies at Value.........................................        3,367              --               --
Cash................................................................          679              --               --
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........       11,265              --               --
  Dividends, Interest and Tax Reclaims..............................        1,140             110               --
  Securities Lending Income.........................................           --               4               --
  Fund Shares Sold..................................................           19             947            9,362
  From Advisor......................................................           --               1               --
Unrealized Gain on Forward Currency Contracts.......................          101              --               --
Unrealized Gain on Foreign Currency Contracts.......................           10              --               --
Deferred Offering Costs.............................................           --              28               --
Prepaid Expenses and Other Assets...................................           16               8               91
                                                                     ------------    ------------   --------------
    Total Assets....................................................      228,145         171,171       11,976,573
                                                                     ------------    ------------   --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................           --          33,752               --
  Investment Securities/Affiliated Investment Company
   Purchased........................................................       13,374           1,914               --
  Fund Shares Redeemed..............................................          433              77           11,554
  Due to Advisor....................................................           36              --            1,477
  Futures Margin Variation..........................................        1,121              --               --
Unrealized Loss on Forward Currency Contracts.......................          318              --               --
Accrued Expenses and Other Liabilities..............................           23              21              470
                                                                     ------------    ------------   --------------
    Total Liabilities...............................................       15,305          35,764           13,501
                                                                     ------------    ------------   --------------
NET ASSETS.......................................................... $    212,840    $    135,407   $   11,963,072
                                                                     ============    ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $9,470
 and shares outstanding of 0; 0; 0 and 418,568, respectively........          N/A             N/A              N/A
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $23,305 and shares outstanding of 0; 0; 0 and 1,032,756,
 respectively.......................................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................          N/A             N/A              N/A
                                                                     ============    ============   ==============
Institutional Class Shares -- based on net assets of $212,840;
 $135,407; $11,963,072 and $4,180,974 and shares outstanding of 18,187,882; 12,227,071; 402,570,195 and 184,963,719,
 respectively....................................................... $      11.70    $      11.07   $        29.72
                                                                     ============    ============   ==============
NUMBER OF SHARES AUTHORIZED.........................................  300,000,000     100,000,000    2,000,000,000
                                                                     ============    ============   ==============
Investments in Affiliated Investment Company at Cost................ $         --    $         --   $    7,741,067
                                                                     ============    ============   ==============
Investments at Cost................................................. $    207,573    $    123,524   $           --
                                                                     ============    ============   ==============
Foreign Currencies at Cost.......................................... $      3,401    $         --   $           --
                                                                     ============    ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    209,974    $    124,529   $    8,221,868
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................          200             281           28,203
Accumulated Net Realized Gain (Loss)................................       (8,972)             37         (513,052)
Net Unrealized Foreign Exchange Gain (Loss).........................         (217)             --               --
Net Unrealized Appreciation (Depreciation)..........................       11,855          10,560        4,226,053
                                                                     ------------    ------------   --------------
NET ASSETS.......................................................... $    212,840    $    135,407   $   11,963,072
                                                                     ============    ============   ==============


                                                                      U.S. TARGETED
                                                                     VALUE PORTFOLIO
-                                                                    ---------------
ASSETS:
Investments in Affiliated Investment Company at Value...............            --
Investments at Value (including $0, $32,917, $0 and $603,977 of securities on loan, respectively)..................................  $  4,177,782
Temporary Cash Investments at Value & Cost..........................        25,535
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost...............................................................       623,299
Foreign Currencies at Value.........................................            --
Cash................................................................           682
Receivables:
  Investment Securities/Affiliated Investment Company Sold..........         7,259
  Dividends, Interest and Tax Reclaims..............................         1,194
  Securities Lending Income.........................................           212
  Fund Shares Sold..................................................        11,574
  From Advisor......................................................            --
Unrealized Gain on Forward Currency Contracts.......................            --
Unrealized Gain on Foreign Currency Contracts.......................            --
Deferred Offering Costs.............................................            --
Prepaid Expenses and Other Assets...................................            52
                                                                      ------------
    Total Assets....................................................     4,847,589
                                                                      ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................       623,299
  Investment Securities/Affiliated Investment Company
   Purchased........................................................         6,934
  Fund Shares Redeemed..............................................         1,994
  Due to Advisor....................................................         1,255
  Futures Margin Variation..........................................            --
Unrealized Loss on Forward Currency Contracts.......................            --
Accrued Expenses and Other Liabilities..............................           358
                                                                      ------------
    Total Liabilities...............................................       633,840
                                                                      ------------
NET ASSETS..........................................................  $  4,213,749
                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $9,470
 and shares outstanding of 0; 0; 0 and 418,568, respectively........         22.63
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   100,000,000
                                                                      ============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $23,305 and shares outstanding of 0; 0; 0 and 1,032,756,
 respectively.......................................................         22.57
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   100,000,000
                                                                      ============
Institutional Class Shares -- based on net assets of $212,840;
 $135,407; $11,963,072 and $4,180,974 and shares outstanding of 18,187,882; 12,227,071; 402,570,195 and 184,963,719,
 respectively.......................................................  $      22.60
                                                                      ============
NUMBER OF SHARES AUTHORIZED.........................................   700,000,000
                                                                      ============
Investments in Affiliated Investment Company at Cost................  $         --
                                                                      ============
Investments at Cost.................................................  $  2,844,192
                                                                      ============
Foreign Currencies at Cost..........................................  $         --
                                                                      ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................  $  2,629,141
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).............................................           484
Accumulated Net Realized Gain (Loss)................................       250,534
Net Unrealized Foreign Exchange Gain (Loss).........................            --
Net Unrealized Appreciation (Depreciation)..........................     1,333,590
                                                                      ------------
NET ASSETS..........................................................  $  4,213,749
                                                                      ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                        U.S. CORE      U.S. CORE     U.S. VECTOR
                                                      U.S. SMALL CAP    EQUITY 1       EQUITY 2        EQUITY
                                                      VALUE PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                      --------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $1,459,443,
 $712,697, $1,030,739 and $369,531 of securities
 on loan, respectively).............................. $    9,470,398  $    7,536,491 $    9,966,682 $    2,889,233
Temporary Cash Investments at Value & Cost...........         58,724          31,599         33,429          6,584
Collateral from Securities on Loan Invested in
 Affiliate at Value & Cost...........................      1,508,504         733,079      1,060,641        382,245
Cash.................................................          1,910             116            249            159
Receivables:
  Investment Securities Sold.........................         10,101              10             12             22
  Dividends and Interest.............................          3,208           5,183          6,608          1,491
  Securities Lending Income..........................            463             290            427            200
  Fund Shares Sold...................................          8,354          12,580         16,856          3,954
Prepaid Expenses and Other Assets....................            101             135            107             45
                                                      --------------  -------------- -------------- --------------
     Total Assets....................................     11,061,763       8,319,483     11,085,011      3,283,933
                                                      --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      1,508,504         733,079      1,060,641        382,245
  Investment Securities Purchased....................         15,676          15,331         27,957          4,588
  Fund Shares Redeemed...............................          5,851           3,238          4,430          2,304
  Due to Advisor.....................................          3,973           1,061          1,654            722
Accrued Expenses and Other Liabilities...............            778             595            765            232
                                                      --------------  -------------- -------------- --------------
     Total Liabilities...............................      1,534,782         753,304      1,095,447        390,091
                                                      --------------  -------------- -------------- --------------
NET ASSETS........................................... $    9,526,981  $    7,566,179 $    9,989,564 $    2,893,842
                                                      ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,526,981; $7,566,179; $9,989,564 and
 $2,893,842 and shares outstanding of
 276,282,421; 480,572,749; 639,564,977 and
 185,306,591, respectively........................... $        34.48  $        15.74 $        15.62 $        15.62
                                                      ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000  2,300,000,000  1,000,000,000
                                                      ==============  ============== ============== ==============
Investments at Cost.................................. $    6,597,207  $    5,237,337 $    6,797,207 $    1,961,480
                                                      ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    6,214,232  $    5,218,221 $    6,704,700 $    1,923,097
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          1,366          14,478         14,555          3,096
Accumulated Net Realized Gain (Loss).................        438,192          34,326        100,834         39,896
Net Unrealized Appreciation (Depreciation)...........      2,873,191       2,299,154      3,169,475        927,753
                                                      --------------  -------------- -------------- --------------
NET ASSETS........................................... $    9,526,981  $    7,566,179 $    9,989,564 $    2,893,842
                                                      ==============  ============== ============== ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                             DFA REAL
                                                                                              ESTATE       LARGE CAP
                                                             U.S. SMALL CAP U.S. MICRO CAP  SECURITIES   INTERNATIONAL
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO*
                                                             -------------- -------------- ------------  -------------
ASSETS:
Investments at Value (including $1,665,475, $805,423,
 $480,855 and $254,244 of securities on loan,
 respectively).............................................. $    7,426,595 $    4,683,423 $  4,650,418  $  2,743,088
Temporary Cash Investments at Value & Cost..................         36,843         12,694       14,133            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................             --             --           --           339
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,718,441        834,896      497,984       249,000
Foreign Currencies at Value.................................             --             --           --         5,513
Cash........................................................            763          1,180           --         7,027
Receivables:
  Investment Securities Sold................................         13,342          5,015           --            --
  Dividends, Interest and Tax Reclaims......................          2,095          1,445        6,298         6,568
  Securities Lending Income.................................            765            647           72           177
  Fund Shares Sold..........................................          8,859          2,100        9,344         1,319
Prepaid Expenses and Other Assets...........................             55             47           53            21
                                                             -------------- -------------- ------------  ------------
     Total Assets...........................................      9,207,758      5,541,447    5,178,302     3,013,052
                                                             -------------- -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,718,441        834,896      497,984       249,339
  Investment Securities Purchased...........................         34,151          6,291           --         4,905
  Fund Shares Redeemed......................................          5,540          2,072        1,957         2,851
  Due to Advisor............................................          2,166          1,966          492           574
Unrealized Loss on Foreign Currency Contracts...............             --             --           --            13
Accrued Expenses and Other Liabilities......................            633            391          451           256
                                                             -------------- -------------- ------------  ------------
     Total Liabilities......................................      1,760,931        845,616      500,884       257,938
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    7,446,827 $    4,695,831 $  4,677,418  $  2,755,114
                                                             ============== ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $7,446,827; $4,695,831; $4,677,418 and $2,755,114
 and shares outstanding of 248,001,921; 239,125,446;
 168,423,065 and 124,102,982, respectively.................. $        30.03 $        19.64 $      27.77  $      22.20
                                                             ============== ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,500,000,000  700,000,000   500,000,000
                                                             ============== ============== ============  ============
Investments at Cost......................................... $    5,223,959 $    3,062,833 $  3,317,741  $  2,105,213
                                                             ============== ============== ============  ============
Foreign Currencies at Cost.................................. $           -- $           -- $         --  $      5,504
                                                             ============== ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    5,020,485 $    2,867,133 $  3,572,655  $  2,345,517
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          3,164          1,656       32,390         6,579
Accumulated Net Realized Gain (Loss)........................        220,542        206,452     (260,304)     (234,908)
Net Unrealized Foreign Exchange Gain (Loss).................             --             --           --            42
Net Unrealized Appreciation (Depreciation)..................      2,202,636      1,620,590    1,332,677       637,884
                                                             -------------- -------------- ------------  ------------
NET ASSETS.................................................. $    7,446,827 $    4,695,831 $  4,677,418  $  2,755,114
                                                             ============== ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             INTERNATIONAL    JAPANESE    ASIA PACIFIC
                                                              INTERNATIONAL      SMALL          SMALL        SMALL
                                                               CORE EQUITY      COMPANY        COMPANY      COMPANY
                                                               PORTFOLIO*      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                             --------------  -------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $    8,509,407 $    414,295  $    331,292
Investments at Value (including $1,069,370, $0, $0 and $0
 of securities on loan, respectively)....................... $    9,434,976              --           --            --
Temporary Cash..............................................             --          12,173           --            --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................          4,951              --           --            --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................      1,075,000              --           --            --
Foreign Currencies at Value.................................          2,087              --           --            --
Cash........................................................         38,004              --           --            --
Receivables:
  Investment Securities Sold................................            380              --           --            --
  Dividends, Interest and Tax Reclaims......................         21,328              --           --            --
  Securities Lending Income.................................            771              --           --            --
  Fund Shares Sold..........................................         17,948           4,045           --            15
Prepaid Expenses and Other Assets...........................            127              56            7             7
                                                             --------------  -------------- ------------  ------------
     Total Assets...........................................     10,595,572       8,525,681      414,302       331,314
                                                             --------------  -------------- ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      1,079,951              --           --            --
  Investment Securities Purchased...........................            647              --           --            --
  Fund Shares Redeemed......................................          2,917           1,771            6             7
  Due to Advisor............................................          2,762           2,846          140           112
Accrued Expenses and Other Liabilities......................            829             347           24            29
                                                             --------------  -------------- ------------  ------------
     Total Liabilities......................................      1,087,106           4,964          170           148
                                                             --------------  -------------- ------------  ------------
NET ASSETS.................................................. $    9,508,466  $    8,520,717 $    414,132  $    331,166
                                                             ==============  ============== ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $9,508,466; $8,520,717; $414,132 and $331,166 and
 shares outstanding of 756,633,598; 439,239,988;
 21,422,259 and 13,342,290, respectively.................... $        12.57  $        19.40 $      19.33  $      24.82
                                                             ==============  ============== ============  ============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   1,500,000,000  100,000,000   100,000,000
                                                             ==============  ============== ============  ============
Investments in Affiliated Investment Companies at Cost...... $           --  $    6,870,590 $    389,680  $    301,332
                                                             ==============  ============== ============  ============
Investments at Cost......................................... $    7,979,985  $           -- $         --  $         --
                                                             ==============  ============== ============  ============
Foreign Currencies at Cost.................................. $        2,101  $           -- $         --  $         --
                                                             ==============  ============== ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    8,141,579  $    6,624,670 $    452,510  $    321,830
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         27,329          27,083        6,178         6,418
Accumulated Net Realized Gain (Loss)........................       (115,510)        230,130      (69,159)      (27,045)
Net Unrealized Foreign Exchange Gain (Loss).................             91              17          (12)            3
Net Unrealized Appreciation (Depreciation)..................      1,454,977       1,638,817       24,615        29,960
                                                             --------------  -------------- ------------  ------------
NET ASSETS.................................................. $    9,508,466  $    8,520,717 $    414,132  $    331,166
                                                             ==============  ============== ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                        DFA
                                                                          UNITED      CONTINENTAL  INTERNATIONAL  DFA GLOBAL
                                                                       KINGDOM SMALL     SMALL      REAL ESTATE   REAL ESTATE
                                                                          COMPANY       COMPANY     SECURITIES    SECURITIES
                                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO*     PORTFOLIO
                                                                       ------------- ------------  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value............... $     37,114  $    170,800            --  $  2,077,850
Investments at Value (including $0, $0, $131,048 and $0 of securities
 on loan, respectively)...............................................           --            --  $  2,144,767            --
Temporary Cash Investments at Value & Cost............................           --            --            --         8,697
Collateral Received from Securities on Loan at Value & Cost...........           --            --            69            --
Collateral from Securities on Loan Invested in Affiliate at Value &
 Cost.................................................................           --            --       174,000            --
Foreign Currencies at Value...........................................           --            --           673            --
Cash..................................................................           --            --        11,903            --
Receivables:
  Investment Securities/Affiliated Investment Company Sold............           --            --           103            --
  Dividends, Interest and Tax Reclaims................................           --            --         6,543             2
  Securities Lending Income...........................................           --            --           105            --
  Fund Shares Sold....................................................           --            97         3,134         4,833
Unrealized Gain on Foreign Currency Contracts.........................           --            --             3            --
Prepaid Expenses and Other Assets.....................................            7             7            20            55
                                                                       ------------  ------------  ------------  ------------
     Total Assets.....................................................       37,121       170,904     2,341,320     2,091,437
                                                                       ------------  ------------  ------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned....................................           --            --       174,069            --
  Investment Securities/Affiliated Investment Company Purchased.......           --            --         6,827         7,624
  Fund Shares Redeemed................................................           --            18           549           955
  Due to Advisor......................................................           12            57           626             2
Unrealized Loss on Foreign Currency Contracts.........................           --            --            28            --
Accrued Expenses and Other Liabilities................................           13            23           244           149
                                                                       ------------  ------------  ------------  ------------
     Total Liabilities................................................           25            98       182,343         8,730
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     37,096  $    170,806  $  2,158,977  $  2,082,707
                                                                       ============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $37,096;
 $170,806; $2,158,977 and $2,082,707 and shares outstanding of
 1,003,742; 8,428,839; 393,952,649 and 217,181,753,
 respectively......................................................... $      36.96  $      20.26  $       5.48  $       9.59
                                                                       ============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED...........................................  100,000,000   100,000,000   700,000,000   500,000,000
                                                                       ============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost................ $     22,831  $    132,148  $         --  $  1,711,546
                                                                       ============  ============  ============  ============
Investments at Cost................................................... $         --  $         --  $  1,877,357  $         --
                                                                       ============  ============  ============  ============
Foreign Currencies at Cost............................................ $         --  $         --  $        675  $         --
                                                                       ============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital....................................................... $     22,451  $    158,589  $  2,279,985  $  1,738,841
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)...................................................          129            92      (147,973)       11,624
Accumulated Net Realized Gain (Loss)..................................          229       (26,656)     (240,429)      (34,062)
Net Unrealized Foreign Exchange Gain (Loss)...........................            4           129           (14)           --
Net Unrealized Appreciation (Depreciation)............................       14,283        38,652       267,408       366,304
                                                                       ------------  ------------  ------------  ------------
NET ASSETS............................................................ $     37,096  $    170,806  $  2,158,977  $  2,082,707
                                                                       ============  ============  ============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   DFA
                                                              INTERNATIONAL   INTERNATIONAL                 WORLD EX U.S.
                                                                SMALL CAP     VECTOR EQUITY  WORLD EX U.S.  TARGETED VALUE
                                                             VALUE PORTFOLIO*  PORTFOLIO*   VALUE PORTFOLIO   PORTFOLIO
                                                             ---------------- ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................              --            --   $    117,454    $     95,939
Investments at Value (including $1,010,674, $116,713,
 $0, $0 and $0 of securities on loan, respectively).........  $   11,112,474  $  1,081,903             --              --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................              75           151             --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................       1,053,000       119,000             --              --
Foreign Currencies at Value.................................           3,627         1,115             --              --
Cash........................................................               8         9,288             49             225
Receivables:
  Investment Securities Sold................................           4,725            74             --              --
  Dividends, Interest and Tax Reclaims......................          26,463         2,442             --              --
  Securities Lending Income.................................           1,373           102             --              --
  Fund Shares Sold..........................................          16,462           568            152              21
  From Advisor..............................................              --            --             --              --
Unrealized Gain on Foreign Currency Contracts...............               5            --             --              --
Deferred Offering Costs.....................................              --            --             --              --
Prepaid Expenses and Other Assets...........................              77            22             14              25
                                                              --------------  ------------   ------------    ------------
    Total Assets............................................      12,218,289     1,214,665        117,669          96,210
                                                              --------------  ------------   ------------    ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       1,053,075       119,151             --              --
  Investment Securities Purchased...........................           2,598         3,507             --             158
  Fund Shares Redeemed......................................           2,740           694              4              --
  Due to Advisor............................................           6,051           405             60              19
  Loan Payable..............................................           4,016            --             --              --
Unrealized Loss on Foreign Currency Contracts...............              --             6             --              --
Accrued Expenses and Other Liabilities......................             910           128             18              23
                                                              --------------  ------------   ------------    ------------
    Total Liabilities.......................................       1,069,390       123,891             82             200
                                                              --------------  ------------   ------------    ------------
NET ASSETS..................................................  $   11,148,899  $  1,090,774   $    117,587    $     96,010
                                                              ==============  ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,148,899; $1,090,774; $117,587; $96,010 and
 $129,720 and shares outstanding of 552,640,203;
 92,844,717; 9,853,403; 7,704,431 and 12,048,498,
 respectively...............................................  $        20.17  $      11.75   $      11.93    $      12.46
                                                              ==============  ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................   2,300,000,000   500,000,000    100,000,000     100,000,000
                                                              ==============  ============   ============    ============
Investments in Affiliated Investment Companies at
 Cost.......................................................  $           --  $         --   $    102,161    $     84,293
                                                              ==============  ============   ============    ============
Investments at Cost.........................................  $    9,094,196  $    859,491   $         --    $         --
                                                              ==============  ============   ============    ============
Foreign Currencies at Cost..................................  $        3,630  $      1,125   $         --    $         --
                                                              ==============  ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $    8,953,361  $    858,839   $    105,007    $     83,251
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          15,456         2,486            187              15
Accumulated Net Realized Gain (Loss)........................         161,681         7,027         (2,868)          1,098
Net Unrealized Foreign Exchange Gain (Loss).................             126            20            (32)             --
Net Unrealized Appreciation (Depreciation)..................       2,018,275       222,402         15,293          11,646
                                                              --------------  ------------   ------------    ------------
NET ASSETS..................................................  $   11,148,899  $  1,090,774   $    117,587    $     96,010
                                                              ==============  ============   ============    ============

                                                             WORLD EX U.S.
                                                              CORE EQUITY
                                                               PORTFOLIO
                                                             -------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $    129,435
Investments at Value (including $1,010,674, $116,713,
 $0, $0 and $0 of securities on loan, respectively).........           --
Collateral Received from Securities on Loan at Value &
 Cost.......................................................           --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...............................................           --
Foreign Currencies at Value.................................           --
Cash........................................................          230
Receivables:
  Investment Securities Sold................................           --
  Dividends, Interest and Tax Reclaims......................           --
  Securities Lending Income.................................           --
  Fund Shares Sold..........................................          295
  From Advisor..............................................           13
Unrealized Gain on Foreign Currency Contracts...............           --
Deferred Offering Costs.....................................            3
Prepaid Expenses and Other Assets...........................            2
                                                             ------------
    Total Assets............................................      129,978
                                                             ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................           --
  Investment Securities Purchased...........................          165
  Fund Shares Redeemed......................................           68
  Due to Advisor............................................           --
  Loan Payable..............................................           --
Unrealized Loss on Foreign Currency Contracts...............           --
Accrued Expenses and Other Liabilities......................           25
                                                             ------------
    Total Liabilities.......................................          258
                                                             ------------
NET ASSETS.................................................. $    129,720
                                                             ============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $11,148,899; $1,090,774; $117,587; $96,010 and
 $129,720 and shares outstanding of 552,640,203;
 92,844,717; 9,853,403; 7,704,431 and 12,048,498,
 respectively............................................... $      10.77
                                                             ============
NUMBER OF SHARES AUTHORIZED.................................  100,000,000
                                                             ============
Investments in Affiliated Investment Companies at
 Cost....................................................... $    117,715
                                                             ============
Investments at Cost......................................... $         --
                                                             ============
Foreign Currencies at Cost.................................. $         --
                                                             ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    118,032
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................           (1)
Accumulated Net Realized Gain (Loss)........................          (31)
Net Unrealized Foreign Exchange Gain (Loss).................           --
Net Unrealized Appreciation (Depreciation)..................       11,720
                                                             ------------
NET ASSETS.................................................. $    129,720
                                                             ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                  SELECTIVELY
                                                                 HEDGED GLOBAL   EMERGING      EMERGING      EMERGING
                                                                    EQUITY        MARKETS    MARKETS SMALL MARKETS VALUE
                                                                   PORTFOLIO     PORTFOLIO   CAP PORTFOLIO   PORTFOLIO
                                                                 ------------- ------------  ------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......... $     87,628  $  3,653,887  $  4,037,180  $   19,256,425
Investments at Value (including $0, $0, $0, $0 and $1,608,604
 of securities on loan, respectively)...........................           --            --            --              --
Temporary Cash..................................................        1,210            --            --              --
Collateral Received from Securities on Loan at Value & Cost.....           --            --            --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................           --            --            --              --
Segregated Cash for Futures Contracts...........................          160            --            --              --
Foreign Currencies at Value.....................................           --            --            --              --
Cash............................................................        2,466            --            --              --
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.........................................................           --            --            --              --
  Dividends, Interest and Tax Reclaims..........................           --            --            --              --
  Securities Lending Income.....................................           --            --            --              --
  Fund Shares Sold..............................................           16         4,737         7,077          25,739
Unrealized Gain on Forward Currency Contracts...................           90            --            --              --
Unrealized Gain on Foreign Currency Contracts...................           --            --            --              --
Prepaid Expenses and Other Assets...............................           14            34            38             113
                                                                 ------------  ------------  ------------  --------------
    Total Assets................................................       91,584     3,658,658     4,044,295      19,282,277
                                                                 ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................           --            --            --              --
  Investment Securities/Affiliated Investment Companies
   Purchased....................................................          130            --            --              --
  Fund Shares Redeemed..........................................           --         1,462           678           6,126
  Due to Advisor................................................            9         1,222         1,520           6,454
  Futures Margin Variation......................................           19            --            --              --
Unrealized Loss on Forward Currency Contracts...................           62            --            --              --
Unrealized Loss on Foreign Currency Contracts...................           --            --            --              --
Accrued Expenses and Other Liabilities..........................           16           234           234             790
                                                                 ------------  ------------  ------------  --------------
    Total Liabilities...........................................          236         2,918         2,432          13,370
                                                                 ------------  ------------  ------------  --------------
NET ASSETS...................................................... $     91,348  $  3,655,740  $  4,041,863  $   19,268,907
                                                                 ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $106,070 and $0 and shares outstanding of 0; 0; 0; 3,624,435 and 0,
 respectively...................................................          N/A           N/A           N/A  $        29.27
                                                                 ============  ============  ============  ==============
Institutional Class Shares -- based on net assets of $91,348;
 $3,655,740; $4,041,863; $19,162,837 and $13,020,962 and
 shares outstanding of 6,704,078; 135,555,592; 191,570,612;
 654,558,013 and 648,059,947, respectively...................... $      13.63  $      26.97  $      21.10  $        29.28
                                                                 ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................  100,000,000   500,000,000   500,000,000   1,500,000,000
                                                                 ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost.......... $     72,257  $  2,522,235  $  3,582,521  $   18,840,667
                                                                 ============  ============  ============  ==============
Investments at Cost............................................. $         --  $         --  $         --  $           --
                                                                 ============  ============  ============  ==============
Foreign Currencies at Cost...................................... $         --  $         --  $         --  $           --
                                                                 ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $     74,110  $  2,497,624  $  3,528,355  $   18,578,622
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................        1,390         6,855         8,340          14,817
Accumulated Net Realized Gain (Loss)............................          316        19,648        50,600         259,622
Net Unrealized Foreign Exchange Gain (Loss).....................           28           (39)          (91)             88
Net Unrealized Appreciation (Depreciation)......................       15,504     1,131,652       454,659         415,758
                                                                 ------------  ------------  ------------  --------------
NET ASSETS...................................................... $     91,348  $  3,655,740  $  4,041,863  $   19,268,907
                                                                 ============  ============  ============  ==============

                                                                    EMERGING
                                                                  MARKETS CORE
                                                                     EQUITY
                                                                   PORTFOLIO*
                                                                 --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........             --
Investments at Value (including $0, $0, $0, $0 and $1,608,604
 of securities on loan, respectively)........................... $   12,892,198
Temporary Cash..................................................             --
Collateral Received from Securities on Loan at Value & Cost.....         10,967
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost...................................................      1,372,000
Segregated Cash for Futures Contracts...........................             --
Foreign Currencies at Value.....................................         17,201
Cash............................................................        136,988
Receivables:
  Investment Securities/Affiliated Investment Companies
   Sold.........................................................            315
  Dividends, Interest and Tax Reclaims..........................         13,712
  Securities Lending Income.....................................          2,510
  Fund Shares Sold..............................................         14,939
Unrealized Gain on Forward Currency Contracts...................             --
Unrealized Gain on Foreign Currency Contracts...................              1
Prepaid Expenses and Other Assets...............................            118
                                                                 --------------
    Total Assets................................................     14,460,949
                                                                 --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................      1,382,967
  Investment Securities/Affiliated Investment Companies
   Purchased....................................................         46,763
  Fund Shares Redeemed..........................................          2,574
  Due to Advisor................................................          5,969
  Futures Margin Variation......................................             --
Unrealized Loss on Forward Currency Contracts...................             --
Unrealized Loss on Foreign Currency Contracts...................             84
Accrued Expenses and Other Liabilities..........................          1,630
                                                                 --------------
    Total Liabilities...........................................      1,439,987
                                                                 --------------
NET ASSETS...................................................... $   13,020,962
                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0; $0; $106,070 and $0 and shares outstanding of 0; 0; 0; 3,624,435 and 0,
 respectively...................................................            N/A
                                                                 ==============
Institutional Class Shares -- based on net assets of $91,348;
 $3,655,740; $4,041,863; $19,162,837 and $13,020,962 and
 shares outstanding of 6,704,078; 135,555,592; 191,570,612;
 654,558,013 and 648,059,947, respectively...................... $        20.09
                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................  1,000,000,000
                                                                 ==============
Investments in Affiliated Investment Companies at Cost.......... $           --
                                                                 ==============
Investments at Cost............................................. $   11,668,794
                                                                 ==============
Foreign Currencies at Cost...................................... $       17,301
                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................. $   11,819,210
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income).........................................         31,355
Accumulated Net Realized Gain (Loss)............................        (52,859)
Net Unrealized Foreign Exchange Gain (Loss).....................            (48)
Net Unrealized Appreciation (Depreciation)......................      1,223,304
                                                                 --------------
NET ASSETS...................................................... $   13,020,962
                                                                 ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                 ENHANCED
                                                                                U.S. LARGE  U.S. LARGE  U.S. LARGE  U.S. TARGETED
                                                                                 COMPANY    CAP EQUITY  CAP VALUE       VALUE
                                                                                PORTFOLIO  PORTFOLIO(A) PORTFOLIO*    PORTFOLIO
                                                                                ---------- ------------ ----------  -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends....................................................................       --          --    $  209,457           --
  Interest.....................................................................       --          --            42           --
  Income from Securities Lending...............................................       --          --         1,778           --
  Expenses Allocated from Affiliated Investment Company........................       --          --       (11,525)          --
                                                                                 -------     -------    ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Company....       --          --       199,752           --
                                                                                 -------     -------    ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $7, respectively).  $   149     $   648            --   $   56,850
  Interest.....................................................................    1,614           1            --           33
  Income from Securities Lending...............................................       --          12            --        2,392
                                                                                 -------     -------    ----------   ----------
    Total Investment Income....................................................    1,763         661            --       59,275
                                                                                 -------     -------    ----------   ----------
FUND EXPENSES
  Investment Advisory Services Fees............................................      101          56            --        3,667
  Administrative Services Fees.................................................      303          --        15,211        9,173
  Accounting & Transfer Agent Fees.............................................       27           1            95          284
  S&P 500(R) Fees..............................................................        9          --            --           --
  Shareholder Servicing Fees --
   Class R1 Shares.............................................................       --          --            --           41
   Class R2 Shares.............................................................       --          --            --           43
  Custodian Fees...............................................................       10           3            --           56
  Filing Fees..................................................................       25          16           173          107
  Shareholders' Reports........................................................        5           1           220          105
  Directors'/Trustees' Fees & Expenses.........................................        2          --           104           38
  Professional Fees............................................................        6           2            36          104
  Organizational & Offering Costs..............................................       --          15            --           --
  Other........................................................................        5          --           133           68
                                                                                 -------     -------    ----------   ----------
    Total Expenses.............................................................      493          94        15,972       13,686
                                                                                 -------     -------    ----------   ----------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered
   by Advisor (Note C).........................................................       --         (24)           --           --
  Fees Paid Indirectly.........................................................       (4)         --            --           --
                                                                                 -------     -------    ----------   ----------
  Net Expenses.................................................................      489          70        15,972       13,686
                                                                                 -------     -------    ----------   ----------
  NET INVESTMENT INCOME (LOSS).................................................    1,274         591       183,780       45,589
                                                                                 -------     -------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................     (238)         37       819,592      274,964
   Futures.....................................................................   40,444          --            --        4,864
   Foreign Currency Transactions...............................................     (934)         --            --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..................................    1,803      10,560     2,030,120      903,746
   Futures.....................................................................    5,088          --            --           --
   Translation of Foreign Currency Denominated Amounts.........................      946          --            --           --
                                                                                 -------     -------    ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)......................................   47,109      10,597     2,849,712    1,183,574
                                                                                 -------     -------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................  $48,383     $11,188    $3,033,492   $1,229,163
                                                                                 =======     =======    ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

(a)The Portfolio commenced operations on June 25, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                   U.S. SMALL U.S. CORE  U.S. CORE  U.S. VECTOR
                                                                   CAP VALUE  EQUITY 1   EQUITY 2     EQUITY
                                                                   PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                   ---------- ---------- ---------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $14, $118, $71 and
   $18, respectively)............................................. $  142,119 $  117,896 $  159,821  $ 42,692
  Interest........................................................         57         53         50        17
  Income from Securities Lending..................................      4,865      3,281      5,088     2,129
                                                                   ---------- ---------- ----------  --------
     Total Investment Income......................................    147,041    121,230    164,959    44,838
                                                                   ---------- ---------- ----------  --------
EXPENSES
  Investment Advisory Services Fees...............................     16,390     10,454     16,869     7,397
  Administrative Services Fees....................................     24,594         --         --        --
  Accounting & Transfer Agent Fees................................        620        463        636       192
  Custodian Fees..................................................        106         91        102        39
  Filing Fees.....................................................        123        215        183        67
  Shareholders' Reports...........................................        162         83        125        59
  Directors'/Trustees' Fees & Expenses............................         85         63         87        25
  Professional Fees...............................................        224        177        243        71
  Other...........................................................        143        107        151        53
                                                                   ---------- ---------- ----------  --------
     Total Expenses...............................................     42,447     11,653     18,396     7,903
                                                                   ---------- ---------- ----------  --------
  NET INVESTMENT INCOME (LOSS)....................................    104,594    109,577    146,563    36,935
                                                                   ---------- ---------- ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................    467,388     48,730    106,205    42,264
    Futures.......................................................      4,175         --         --       (48)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.........................................  2,087,253  1,549,261  2,176,008   684,534
                                                                   ---------- ---------- ----------  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................  2,558,816  1,597,991  2,282,213   726,750
                                                                   ---------- ---------- ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS....................................................... $2,663,410 $1,707,568 $2,428,776  $763,685
                                                                   ========== ========== ==========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA REAL
                                                                                                ESTATE     LARGE CAP
                                                                   U.S. SMALL    U.S. MICRO   SECURITIES INTERNATIONAL
                                                                  CAP PORTFOLIO CAP PORTFOLIO PORTFOLIO    PORTFOLIO
                                                                  ------------- ------------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $33, $21, $0 and
   $5,868, respectively).........................................  $   86,192    $   60,045    $110,387    $ 71,899
  Interest.......................................................          48            19          37           3
  Income from Securities Lending.................................      11,185         7,558         650       3,593
                                                                   ----------    ----------    --------    --------
     Total Investment Income.....................................      97,425        67,622     111,074      75,495
                                                                   ----------    ----------    --------    --------
EXPENSES
  Investment Advisory Services Fees..............................       1,722         4,027       7,278       5,952
  Administrative Services Fees...................................      18,376        16,113          --          --
  Accounting & Transfer Agent Fees...............................         426           310         335         196
  Custodian Fees.................................................          95            66          46         317
  Filing Fees....................................................         204            70         145          73
  Shareholders' Reports..........................................         120            88         142          92
  Directors'/Trustees' Fees & Expenses...........................          58            42          45          25
  Professional Fees..............................................         150           111         133          78
  Other..........................................................          95            73          75          65
                                                                   ----------    ----------    --------    --------
     Total Expenses..............................................      21,246        20,900       8,199       6,798
                                                                   ----------    ----------    --------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)............................          --            --        (521)         --
  Fees Paid Indirectly...........................................          --            --          --          (9)
                                                                   ----------    ----------    --------    --------
     Net Expenses................................................      21,246        20,900       7,678       6,789
                                                                   ----------    ----------    --------    --------
NET INVESTMENT INCOME (LOSS).....................................      76,179        46,722     103,396      68,706
                                                                   ----------    ----------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities.          --            --      15,455          --
Net Realized Gain (Loss) on:
    Investment Securities Sold...................................     252,589       227,715      15,023     (15,210)
    Futures......................................................        (331)         (423)         --          --
    Foreign Currency Transactions*...............................           1            --          --        (394)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................   1,551,354     1,117,408     254,603     476,010
    Translation of Foreign Currency Denominated Amounts..........          --            --          --         154
                                                                   ----------    ----------    --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)........................   1,803,613     1,344,700     285,081     460,560
                                                                   ----------    ----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................  $1,879,792    $1,391,422    $388,477    $529,266
                                                                   ==========    ==========    ========    ========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            INTERNATIONAL  JAPANESE   ASIA PACIFIC
                                                              INTERNATIONAL     SMALL        SMALL       SMALL
                                                               CORE EQUITY     COMPANY      COMPANY     COMPANY
                                                                PORTFOLIO    PORTFOLIO *  PORTFOLIO * PORTFOLIO *
                                                              ------------- ------------- ----------- ------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment
   Companies:
 Dividends (Net of Foreign Taxes Withheld of $0, $15,423,
   $653 and $371, respectively)..............................          --    $  200,898    $  7,733     $12,023
 Interest....................................................          --            59          --          --
 Income from Securities Lending..............................          --        19,252         622       1,038
 Expenses Allocated from Affiliated Investment
   Companies.................................................          --        (9,826)       (577)       (391)
                                                               ----------    ----------    --------     -------
     Total Net Investment Income Received from Affiliated
       Investment Companies..................................          --       210,383       7,778      12,670
                                                               ----------    ----------    --------     -------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $18,128, $0,
   $0 and $0, respectively)..................................  $  233,217            --          --          --
 Interest....................................................           4            21          --          --
 Income from Securities Lending..............................      14,944            --          --          --
                                                               ----------    ----------    --------     -------
     Total Investment Income.................................     248,165            21          --          --
                                                               ----------    ----------    --------     -------
FUND EXPENSES
 Investment Advisory Services Fees...........................      27,343            --          --          --
 Administrative Services Fees................................          --        29,296       1,621       1,087
 Accounting & Transfer Agent Fees............................         593            84          22          21
 Custodian Fees..............................................       1,233             1          --          --
 Filing Fees.................................................         300           129          17          24
 Shareholders' Reports.......................................         163           194           4           4
 Directors'/Trustees' Fees & Expenses........................          81            77           4           3
 Professional Fees...........................................         272            40           4           3
 Other.......................................................         181           102           5           3
                                                               ----------    ----------    --------     -------
     Total Expenses..........................................      30,166        29,923       1,677       1,145
                                                               ----------    ----------    --------     -------
 Fees Paid Indirectly........................................         (31)           --          --          --
                                                               ----------    ----------    --------     -------
 Net Expenses................................................      30,135        29,923       1,677       1,145
                                                               ----------    ----------    --------     -------
 NET INVESTMENT INCOME (LOSS)................................     218,030       180,481       6,101      11,525
                                                               ----------    ----------    --------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
   Investment Securities Sold................................     (10,392)      262,518       5,783        (255)
   Futures...................................................          --           (29)         --          --
   Foreign Currency Transactions**...........................      (2,185)       (2,035)       (468)          9
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency................   1,736,462     1,540,906      94,197      17,462
   Futures...................................................          --            30          --          --
   Translation of Foreign Currency Denominated
     Amounts.................................................         312           438          26          (1)
                                                               ----------    ----------    --------     -------
 NET REALIZED AND UNREALIZED GAIN (LOSS).....................   1,724,197     1,801,828      99,538      17,215
                                                               ----------    ----------    --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.................................................  $1,942,227    $1,982,309    $105,639     $28,740
                                                               ==========    ==========    ========     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $14, $27, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                            UNITED                    DFA
                                                                           KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL
                                                                            SMALL       SMALL     REAL ESTATE  REAL ESTATE
                                                                           COMPANY     COMPANY    SECURITIES   SECURITIES
                                                                          PORTFOLIO* PORTFOLIO*    PORTFOLIO    PORTFOLIO
                                                                          ---------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $2, $409, $0 and $0,
   respectively).........................................................  $ 1,124     $ 2,859           --           --
  Income Distributions Received from Affiliated Investment Companies.....       --          --           --     $ 85,254
  Interest...............................................................       --           3           --           --
  Income from Securities Lending.........................................        7         477           --           --
  Expenses Allocated from Affiliated Investment Company..................      (41)       (167)          --           --
                                                                           -------     -------     --------     --------
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,090       3,172           --       85,254
                                                                           -------     -------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $8,213 and $0,
   respectively).........................................................       --          --     $ 77,512           --
  Interest...............................................................       --          --           --            6
  Income from Securities Lending.........................................       --          --        2,538           --
                                                                           -------     -------     --------     --------
     Total Fund Investment Income........................................       --          --       80,050            6
                                                                           -------     -------     --------     --------
FUND EXPENSES
  Investment Advisory Services Fees......................................       --          --        6,295        4,409
  Administrative Services Fees...........................................      134         490           --           --
  Accounting & Transfer Agent Fees.......................................       16          20          152           40
  Custodian Fees.........................................................       --          --          311           --
  Filing Fees............................................................       15          18          118          130
  Shareholders' Reports..................................................        1           3           71           50
  Directors'/Trustees' Fees & Expenses...................................       --           1           19           17
  Professional Fees......................................................        2           2           67           14
  Other..................................................................        1           3           41           19
                                                                           -------     -------     --------     --------
     Total Expenses......................................................      169         537        7,074        4,679
                                                                           -------     -------     --------     --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................      (12)         --           --       (3,761)
  Fees Paid Indirectly...................................................       --          --          (18)          --
                                                                           -------     -------     --------     --------
  Net Expenses...........................................................      157         537        7,056          918
                                                                           -------     -------     --------     --------
  NET INVESTMENT INCOME (LOSS)...........................................      933       2,635       72,994       84,342
                                                                           -------     -------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    2,545       2,298      (19,009)      (3,169)
    Futures..............................................................       --          29          888           --
    Foreign Currency Transactions**......................................       --          (3)        (860)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................    7,107      41,299      105,321       60,459
    Futures..............................................................       --         (29)          --           --
    Translation of Foreign Currency Denominated Amounts..................       --           7           18           --
                                                                           -------     -------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    9,652      43,601       86,358       57,290
                                                                           -------     -------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........  $10,585     $46,236     $159,352     $141,632
                                                                           =======     =======     ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $1, $7 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                  DFA
                                                             INTERNATIONAL                             WORLD EX U.S.
                                                               SMALL CAP   INTERNATIONAL WORLD EX U.S.   TARGETED
                                                                 VALUE     VECTOR EQUITY     VALUE         VALUE
                                                               PORTFOLIO     PORTFOLIO    PORTFOLIO*   PORTFOLIO*(A)
                                                             ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $226, $68 and $0, respectively)..........................          --           --       $ 2,376       $   409
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           --           139           753
  Income from Securities Lending............................          --           --           125            32
  Expenses Allocated from Affiliated Investment
   Companies................................................          --           --          (157)          (27)
                                                              ----------     --------       -------       -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --           --         2,483         1,167
                                                              ----------     --------       -------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $17,253,
   $1,602, $0, $0 and $0, respectively).....................  $  251,726     $ 21,173            --            --
  Interest..................................................          36           --            --            --
  Income from Securities Lending............................      23,155        1,491            --            --
                                                              ----------     --------       -------       -------
     Total Investment Income................................     274,917       22,664            --            --
                                                              ----------     --------       -------       -------
FUND EXPENSES
  Investment Advisory Services Fees.........................      63,069        3,382           394           330
  Accounting & Transfer Agent Fees..........................         737           70            17            17
  Custodian Fees............................................       1,495          268             1             2
  Filing Fees...............................................         143           66            12            17
  Shareholders' Reports.....................................         223           15             1             1
  Directors'/Trustees' Fees & Expenses......................         102            7             1            --
  Professional Fees.........................................         325           22             5             5
  Organizational & Offering Costs...........................          --           --            --            53
  Other.....................................................         254           23             2             3
                                                              ----------     --------       -------       -------
     Total Expenses.........................................      66,348        3,853           433           428
                                                              ----------     --------       -------       -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................          --           --          (136)         (270)
  Fees Paid Indirectly......................................         (23)          (5)           --            --
                                                              ----------     --------       -------       -------
  Net Expenses..............................................      66,325        3,848           297           158
                                                              ----------     --------       -------       -------
  NET INVESTMENT INCOME (LOSS)..............................     208,592       18,816         2,186         1,009
                                                              ----------     --------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities...............................................          --           --            64           191
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................     179,935        8,277         3,077           947
   Futures..................................................          --           --           (12)            1
   Foreign Currency Transactions**..........................      (2,311)         (71)          (14)           (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............   2,722,774      172,846        13,382        11,646
   Futures..................................................          --           --            (1)           --
   Translation of Foreign Currency Denominated
    Amounts.................................................         666           46           (15)           --
                                                              ----------     --------       -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   2,901,064      181,098        16,481        12,782
                                                              ----------     --------       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,109,656     $199,914       $18,667       $13,791
                                                              ==========     ========       =======       =======


                                                             WORLD EX U.S.
                                                              CORE EQUITY
                                                             PORTFOLIO(B)
                                                             -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $0,
   $226, $68 and $0, respectively)..........................         --
  Income Distributions Received from Affiliated Investment
   Companies................................................    $ 1,175
  Income from Securities Lending............................         --
  Expenses Allocated from Affiliated Investment
   Companies................................................         --
                                                                -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................      1,175
                                                                -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $17,253,
   $1,602, $0, $0 and $0, respectively).....................         --
  Interest..................................................         --
  Income from Securities Lending............................         --
                                                                -------
     Total Investment Income................................         --
                                                                -------
FUND EXPENSES
  Investment Advisory Services Fees.........................        149
  Accounting & Transfer Agent Fees..........................          9
  Custodian Fees............................................          1
  Filing Fees...............................................         15
  Shareholders' Reports.....................................         --
  Directors'/Trustees' Fees & Expenses......................         --
  Professional Fees.........................................          5
  Organizational & Offering Costs...........................         21
  Other.....................................................          1
                                                                -------
     Total Expenses.........................................        201
                                                                -------
  Fees (Waived), Expenses Reimbursed, and/or Previously
   Waived Fees Recovered by Advisor (Note C)................       (186)
  Fees Paid Indirectly......................................         --
                                                                -------
  Net Expenses..............................................         15
                                                                -------
  NET INVESTMENT INCOME (LOSS)..............................      1,160
                                                                -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment
   Securities...............................................         --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................        (30)
   Futures..................................................         --
   Foreign Currency Transactions**..........................         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............     11,720
   Futures..................................................         --
   Translation of Foreign Currency Denominated
    Amounts.................................................         --
                                                                -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................     11,690
                                                                -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $12,850
                                                                =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

**Net of foreign capital gain taxes withheld of $6, $0, $0, $0 and $0, respectively.

(a)The Portfolio commenced operations on November 1, 2012.

(b)The Portfolio commenced operations on April 9, 2013.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                      SELECTIVELY              EMERGING   EMERGING     EMERGING
                                                                        HEDGED      EMERGING   MARKETS    MARKETS    MARKETS CORE
                                                                     GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE        EQUITY
                                                                       PORTFOLIO   PORTFOLIO* PORTFOLIO* PORTFOLIO*   PORTFOLIO
                                                                     ------------- ---------- ---------- ----------  ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
  Dividends (Net of Foreign Taxes Withheld of $0, $11,156, $9,714,
   $65,223 and $0, respectively)....................................         --     $ 75,716   $ 80,545  $  418,282          --
  Income Distributions Received from Affiliated Investment
   Companies........................................................    $ 1,351           --         --          --          --
  Interest..........................................................         --            1         --          15          --
  Income from Securities Lending....................................         --        3,790     16,568      25,373          --
  Expenses Allocated from Affiliated Investment Company.............         --       (4,877)   (10,518)    (27,921)         --
                                                                        -------     --------   --------  ----------    --------
     Total Net Investment Income Received from Affiliated
      Investment Companies..........................................      1,351       74,630     86,595     415,749          --
                                                                        -------     --------   --------  ----------    --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $34,892, respectively)...........................................         --           --         --          --    $254,568
  Interest..........................................................          4           --         --          --           5
  Income from Securities Lending....................................         --           --         --          --      24,569
                                                                        -------     --------   --------  ----------    --------
     Total Fund Investment Income...................................          4           --         --          --     279,142
                                                                        -------     --------   --------  ----------    --------
FUND EXPENSES
  Investment Advisory Services Fees.................................        206           --         --          --      59,368
  Administrative Services Fees......................................         --       12,576     16,494      71,800          --
  Accounting & Transfer Agent Fees..................................         15           44         47         162         811
  Shareholder Servicing Fees -- Class R2 Shares.....................         --           --         --         263          --
  Custodian Fees....................................................         --           --         --          --       5,473
  Filing Fees.......................................................         24          154        198         378         644
  Shareholders' Reports.............................................          1          118         63         251         231
  Directors'/Trustees' Fees & Expenses..............................          1           34         39         196         112
  Professional Fees.................................................          5           14         17          68         449
  Organizational & Offering Costs...................................          2           --         --          --          --
  Other.............................................................          1           45         53         259         229
                                                                        -------     --------   --------  ----------    --------
     Total Expenses.................................................        255       12,985     16,911      73,377      67,317
                                                                        -------     --------   --------  ----------    --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................       (217)          --         --          --          --
  Fees Paid Indirectly..............................................         --           --         --          --        (167)
                                                                        -------     --------   --------  ----------    --------
  Net Expenses......................................................         38       12,985     16,911      73,377      67,150
                                                                        -------     --------   --------  ----------    --------
  NET INVESTMENT INCOME (LOSS)......................................      1,317       61,645     69,684     342,372     211,992
                                                                        -------     --------   --------  ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        115           --         --          --          --
   Net Realized Gain (Loss) on:
   Investment Securities Sold.......................................        (81)      22,235     64,325     296,735      (9,977)
   Futures..........................................................        545           --        452          --          --
   Foreign Currency Transactions**..................................        237         (124)    (1,227)     (2,807)     (2,207)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................     12,814      143,306    146,169     717,140     581,086
   Futures..........................................................        150           --          4          --          --
   Translation of Foreign Currency Denominated Amounts..............        121           (6)       (42)          7         (79)
                                                                        -------     --------   --------  ----------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................     13,901      165,411    209,681   1,011,075     568,823
                                                                        -------     --------   --------  ----------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................    $15,218     $227,056   $279,365  $1,353,447    $780,815
                                                                        =======     ========   ========  ==========    ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0, $0, $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         ENHANCED U.S. LARGE  U.S. LARGE CAP    U.S. LARGE CAP VALUE
                                                          COMPANY PORTFOLIO  EQUITY PORTFOLIO         PORTFOLIO
                                                         ------------------  ---------------- ------------------------
                                                                                  PERIOD
                                                           YEAR      YEAR        JUNE 25,         YEAR         YEAR
                                                          ENDED     ENDED       2013(A) TO       ENDED        ENDED
                                                         OCT. 31,  OCT. 31,      OCT. 31,       OCT. 31,     OCT. 31,
                                                           2013      2012          2013           2013         2012
                                                         --------  --------     ----------    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $  1,274  $  1,469      $    591     $   183,780  $   154,843
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     (238)      245            37         819,592      318,427
    Futures.............................................   40,444    30,568            --              --           --
    Foreign Currency Transactions.......................     (934)    1,331            --              --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........    1,803       594        10,560       2,030,120      824,744
    Futures.............................................    5,088    (6,586)           --              --           --
    Translation of Foreign Currency Denominated
     Amounts............................................      946      (857)           --              --           --
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   48,383    26,764        11,188       3,033,492    1,298,014
                                                         --------  --------      --------     -----------  -----------
Distributions From:
  Net Investment Income:
  Institutional Class Shares............................   (1,597)   (2,785)         (321)       (180,943)    (150,153)
                                                         --------  --------      --------     -----------  -----------
     Total Distributions................................   (1,597)   (2,785)         (321)       (180,943)    (150,153)
                                                         --------  --------      --------     -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   49,190    26,869       127,286       2,669,600    1,501,347
  Shares Issued in Lieu of Cash Distributions...........    1,381     2,573           321         165,830      139,904
  Shares Redeemed.......................................  (74,528)  (34,538)       (3,067)     (2,059,492)  (1,794,871)
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  (23,957)   (5,096)      124,540         775,938     (153,620)
                                                         --------  --------      --------     -----------  -----------
     Total Increase (Decrease) in Net Assets............   22,829    18,883       135,407       3,628,487      994,241
NET ASSETS
  Beginning of Period...................................  190,011   171,128            --       8,334,585    7,340,344
                                                         --------  --------      --------     -----------  -----------
  End of Period......................................... $212,840  $190,011      $135,407     $11,963,072  $ 8,334,585
                                                         ========  ========      ========     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................    4,732     3,051        12,483         102,131       72,600
  Shares Issued in Lieu of Cash Distributions...........      142       314            30           6,512        6,979
  Shares Redeemed.......................................   (7,146)   (3,906)         (286)        (79,135)     (86,993)
                                                         --------  --------      --------     -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................   (2,272)     (541)       12,227          29,508       (7,414)
                                                         ========  ========      ========     ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    200  $  2,005      $    281     $    28,203  $    25,366

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                                PORTFOLIO                 PORTFOLIO
                                                         -----------------------  ------------------------
                                                             YEAR        YEAR         YEAR         YEAR
                                                            ENDED       ENDED        ENDED        ENDED
                                                           OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                             2013        2012         2013         2012
                                                         -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $    45,589  $   29,117  $   104,594  $    53,970
  Capital Gain Distributions Received from Investment
   Securities...........................................          --          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................     274,964     181,414      467,388      430,201
   Futures..............................................       4,864       3,336        4,175          954
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................     903,746     176,832    2,087,253      522,870
   Futures..............................................          --          --           --         (536)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   1,229,163     390,699    2,663,410    1,007,459
                                                         -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares......................................        (604)       (374)          --           --
   Class R2 Shares......................................        (171)        (76)          --           --
   Institutional Class Shares...........................     (44,723)    (24,124)     (97,302)     (50,536)
  Net Short-Term Gains:
   Class R1 Shares......................................        (162)         --           --           --
   Class R2 Shares......................................         (43)         --           --           --
   Institutional Class Shares...........................      (9,669)         --      (15,668)          --
  Net Long-Term Gains:
   Class R1 Shares......................................      (2,657)       (356)          --           --
   Class R2 Shares......................................        (709)        (86)          --           --
   Institutional Class Shares...........................    (158,843)    (19,426)    (380,218)     (89,379)
                                                         -----------  ----------  -----------  -----------
     Total Distributions................................    (217,581)    (44,442)    (493,188)    (139,915)
                                                         -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   1,069,213     782,957    1,700,691    1,130,039
  Shares Issued in Lieu of Cash Distributions...........     193,793      40,767      448,519      131,338
  Shares Redeemed.......................................  (1,112,648)   (662,151)  (1,880,921)  (1,581,314)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................     150,358     161,573      268,289     (319,937)
                                                         -----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets............   1,161,940     507,830    2,438,511      547,607
NET ASSETS
  Beginning of Year.....................................   3,051,809   2,543,979    7,088,470    6,540,863
                                                         -----------  ----------  -----------  -----------
  End of Year........................................... $ 4,213,749  $3,051,809  $ 9,526,981  $ 7,088,470
                                                         ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................      54,473      48,542       56,681       45,152
  Shares Issued in Lieu of Cash Distributions...........      11,549       2,677       17,521        5,754
  Shares Redeemed.......................................     (56,250)    (40,606)     (64,686)     (62,499)
                                                         -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................       9,772      10,613        9,516      (11,593)
                                                         ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $       484  $    3,945  $     1,373  $        94

                                                            U.S. CORE EQUITY 1
                                                                PORTFOLIO
                                                         -----------------------
                                                             YEAR        YEAR
                                                            ENDED       ENDED
                                                           OCT. 31,    OCT. 31,
                                                             2013        2012
                                                         -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   109,577  $   78,378
  Capital Gain Distributions Received from Investment
   Securities...........................................          --          36
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................      48,730      35,359
   Futures..............................................          --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities................................   1,549,261     455,880
   Futures..............................................          --          --
                                                         -----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   1,707,568     569,653
                                                         -----------  ----------
Distributions From:
  Net Investment Income:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................    (105,633)    (73,066)
  Net Short-Term Gains:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................          --          --
  Net Long-Term Gains:
   Class R1 Shares......................................          --          --
   Class R2 Shares......................................          --          --
   Institutional Class Shares...........................          --          --
                                                         -----------  ----------
     Total Distributions................................    (105,633)    (73,066)
                                                         -----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................................   2,012,312   1,316,460
  Shares Issued in Lieu of Cash Distributions...........      95,895      66,157
  Shares Redeemed.......................................  (1,020,936)   (733,642)
                                                         -----------  ----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   1,087,271     648,975
                                                         -----------  ----------
     Total Increase (Decrease) in Net Assets............   2,689,206   1,145,562
NET ASSETS
  Beginning of Year.....................................   4,876,973   3,731,411
                                                         -----------  ----------
  End of Year........................................... $ 7,566,179  $4,876,973
                                                         ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     144,586     114,530
  Shares Issued in Lieu of Cash Distributions...........       7,046       5,842
  Shares Redeemed.......................................     (73,616)    (63,857)
                                                         -----------  ----------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................      78,016      56,515
                                                         ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    14,478  $   10,461

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. CORE EQUITY 2       U.S. VECTOR EQUITY        U.S. SMALL CAP
                                                        PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                ------------------------  ----------------------  ----------------------
                                                    YEAR         YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                  OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                    2013         2012        2013        2012        2013        2012
                                                -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   146,563  $   111,804  $   36,935  $   28,165  $   76,179  $   47,882
  Capital Gain Distributions Received from
   Investment Securities.......................          --          105          --          18          --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................     106,205       73,466      42,264      41,027     252,589     254,365
    Futures....................................          --           --         (48)       (850)       (331)         --
    Foreign Currency Transactions..............          --           --          --          --           1          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   2,176,008      694,545     684,534     196,524   1,551,354     230,453
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   2,428,776      879,920     763,685     264,884   1,879,792     532,700
                                                -----------  -----------  ----------  ----------  ----------  ----------
Distributions From:
    Net Investment Income:
     Institutional Class Shares................    (143,640)     (99,623)    (34,959)    (26,665)    (74,990)    (41,256)
    Net Short-Term Gains:
     Institutional Class Shares................          --           --          --          --      (8,279)         --
    Net Long-Term Gains:
     Instituional Class Shares.................     (55,772)          --      (3,507)         --    (228,672)         --
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Total Distributions.......................    (199,412)     (99,623)    (38,466)    (26,665)   (311,941)    (41,256)
                                                -----------  -----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................   1,993,887    1,284,909     590,251     363,121   2,025,365   1,000,664
  Shares Issued in Lieu of Cash
   Distributions...............................     194,014       96,744      37,851      26,213     287,893      38,143
  Shares Redeemed..............................  (1,351,685)  (1,057,872)   (468,656)   (470,271)   (997,627)   (737,229)
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     836,216      323,781     159,446     (80,937)  1,315,631     301,578
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   3,065,580    1,104,078     884,665     157,282   2,883,482     793,022
NET ASSETS
  Beginning of Year............................   6,923,984    5,819,906   2,009,177   1,851,895   4,563,345   3,770,323
                                                -----------  -----------  ----------  ----------  ----------  ----------
  End of Year.................................. $ 9,989,564  $ 6,923,984  $2,893,842  $2,009,177  $7,446,827  $4,563,345
                                                ===========  ===========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     145,060      113,356      43,824      33,038      76,522      45,541
  Shares Issued in Lieu of Cash
   Distributions...............................      14,935        8,679       2,932       2,473      12,811       1,786
  Shares Redeemed..............................     (98,040)     (93,203)    (34,484)    (42,602)    (38,832)    (33,325)
                                                -----------  -----------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      61,955       28,832      12,272      (7,091)     50,501      14,002
                                                ===========  ===========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    14,563  $    15,899  $    3,099  $    2,490  $    3,169  $    5,302

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                              DFA REAL ESTATESECURITIES LARGE CAP INTERNATIONAL
                                                     U.S. MICRO CAP PORTFOLIO        PORTFOLIO                 PORTFOLIO
                                                     ----------------------   ------------------------  ----------------------
                                                        YEAR         YEAR        YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED       ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2013         2012        2013         2012         2013        2012
                                                     ----------   ----------  ----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   46,722   $   33,720  $  103,396   $   78,788   $   68,706  $   63,623
  Capital Gain Distributions Received from
   Investment Securities............................         --           --      15,455       16,390           --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................    227,715      220,675      15,023       (1,763)     (15,210)    (18,104)
   Futures..........................................       (423)         385          --          (46)          --          --
   Foreign Currency Transactions*...................         --           --          --           --         (394)       (353)
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................  1,117,408      166,031     254,603      355,961      476,010      69,627
   Translation of Foreign Currency Denominated
    Amounts.........................................         --           --          --           --          154         (82)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................  1,391,422      420,811     388,477      449,330      529,266     114,711
                                                     ----------   ----------  ----------   ----------   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................    (46,915)     (30,423)   (102,731)     (99,783)     (70,787)    (60,808)
  Net Long-Term Gains:
   Institutional Class Shares.......................   (176,365)          --          --           --           --          --
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Total Distributions............................   (223,280)     (30,423)   (102,731)     (99,783)     (70,787)    (60,808)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued.....................................    605,885      389,014   1,428,666      826,214      631,372     634,549
  Shares Issued in Lieu of Cash Distributions.......    207,612       28,484      99,760       96,714       66,684      57,573
  Shares Redeemed...................................   (723,766)    (627,647)   (853,143)    (654,733)    (457,180)   (394,415)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) from Capital Share
      Transactions..................................     89,731     (210,149)    675,283      268,195      240,876     297,707
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Total Increase (Decrease) in Net Assets........  1,257,873      180,239     961,029      617,742      699,355     351,610
NET ASSETS
  Beginning of Year.................................  3,437,958    3,257,719   3,716,389    3,098,647    2,055,759   1,704,149
                                                     ----------   ----------  ----------   ----------   ----------  ----------
  End of Year....................................... $4,695,831   $3,437,958  $4,677,418   $3,716,389   $2,755,114  $2,055,759
                                                     ==========   ==========  ==========   ==========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     36,865       27,509      51,717       32,929       31,421      36,185
  Shares Issued in Lieu of Cash Distributions.......     14,570        2,109       3,726        3,972        3,350       3,432
  Shares Redeemed...................................    (43,945)     (44,113)    (30,873)     (26,322)     (22,837)    (22,604)
                                                     ----------   ----------  ----------   ----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................      7,490      (14,495)     24,570       10,579       11,934      17,013
                                                     ==========   ==========  ==========   ==========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    1,665   $    3,910  $   31,615   $   23,599   $    6,579  $    8,708

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL CORE EQUITY    INTERNATIONAL SMALL       JAPANESE SMALL
                                                             PORTFOLIO             COMPANY PORTFOLIO      COMPANY PORTFOLIO
                                                     ------------------------  ------------------------  -------------------
                                                         YEAR         YEAR         YEAR         YEAR        YEAR      YEAR
                                                        ENDED        ENDED        ENDED        ENDED       ENDED     ENDED
                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,  OCT. 31,
                                                         2013         2012         2013         2012        2013      2012
                                                     -----------  -----------  -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   218,030  $   181,573  $   180,481  $   152,324  $   6,101  $  5,072
  Net Realized Gain (Loss) on:
   Investment Securities Sold.......................     (10,392)     (40,937)     262,518       53,955      5,783    (5,341)
   Futures..........................................          --           --          (29)           9         --       (75)
   Foreign Currency Transactions**..................      (2,185)         114       (2,035)         401       (468)      120
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency........................................   1,736,462      185,568    1,540,906      133,610     94,197    (6,790)
   Futures..........................................          --           --           30           (1)        --         1
   Translation of Foreign Currency Denominated
    Amounts.........................................         312         (120)         438         (530)        26       (23)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   1,942,227      326,198    1,982,309      339,768    105,639    (7,036)
                                                     -----------  -----------  -----------  -----------  ---------  --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................    (214,687)    (176,198)    (159,066)    (163,885)    (2,836)   (4,541)
  Net Long-Term Gains:
   Institutional Class Shares.......................          --           --      (39,012)    (108,621)        --        --
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Total Distributions............................    (214,687)    (176,198)    (198,078)    (272,506)    (2,836)   (4,541)
                                                     -----------  -----------  -----------  -----------  ---------  --------
Capital Share Transactions (1):
  Shares Issued.....................................   2,415,089    1,839,473    1,229,487    1,391,405    142,226   198,642
  Shares Issued in Lieu of Cash Distributions.......     206,673      169,856      188,769      262,078      2,638     4,202
  Shares Redeemed...................................  (1,323,574)  (1,072,475)  (1,104,930)  (1,131,600)  (127,503)  (60,419)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................   1,298,188      936,854      313,326      521,883     17,361   142,425
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Total Increase (Decrease) in Net Assets........   3,025,728    1,086,854    2,097,557      589,145    120,164   130,848
NET ASSETS
  Beginning of Year.................................   6,482,738    5,395,884    6,423,160    5,834,015    293,968   163,120
                                                     -----------  -----------  -----------  -----------  ---------  --------
  End of Year....................................... $ 9,508,466  $ 6,482,738  $ 8,520,717  $ 6,423,160  $ 414,132  $293,968
                                                     ===========  ===========  ===========  ===========  =========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     213,883      190,598       72,452       95,525      8,814    12,557
  Shares Issued in Lieu of Cash Distributions.......      18,646       18,393       11,691       19,065        173       282
  Shares Redeemed...................................    (117,963)    (112,419)     (65,368)     (77,790)    (7,179)   (3,928)
                                                     -----------  -----------  -----------  -----------  ---------  --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...........................     114,566       96,572       18,775       36,800      1,808     8,911
                                                     ===========  ===========  ===========  ===========  =========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    27,329  $    25,255  $    27,396  $     3,290  $   6,178  $  1,728

----------
**Net of foreign capital gain taxes withheld of $14, $0, $27, $4, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         ASIA PACIFIC SMALL  UNITED KINGDOM SMALL  CONTINENTAL SMALL
                                                          COMPANY PORTFOLIO  COMPANY PORTFOLIO     COMPANY PORTFOLIO
                                                         ------------------  -------------------  ------------------
                                                           YEAR      YEAR      YEAR      YEAR       YEAR      YEAR
                                                          ENDED     ENDED     ENDED     ENDED      ENDED     ENDED
                                                         OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                           2013      2012      2013      2012       2013      2012
                                                         --------  --------  --------  --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $ 11,525  $  7,452  $   933   $    856   $  2,635  $  3,068
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................     (255)    4,091    2,545       (281)     2,298    (2,677)
    Futures.............................................       --       (33)      --          6         29       (25)
    Foreign Currency Transactions*......................        9       (56)      --          6         (3)      (25)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   17,462     6,664    7,107      5,744     41,299       585
    Futures.............................................       --         1       --         --        (29)       --
    Translation of Foreign Currency
     Denominated Amounts................................       (1)      (12)      --         (2)         7        72
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................   28,740    18,107   10,585      6,329     46,236       998
                                                         --------  --------  -------   --------   --------  --------
Distributions From:
  Net Investment Income:
  Institutional Class Shares............................   (7,603)   (9,333)    (953)      (992)    (2,834)   (2,958)
                                                         --------  --------  -------   --------   --------  --------
     Total Distributions................................   (7,603)   (9,333)    (953)      (992)    (2,834)   (2,958)
                                                         --------  --------  -------   --------   --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................   96,294   110,755    2,464      1,858     32,191    11,823
  Shares Issued in Lieu of Cash Distributions...........    7,183     8,531      729        752      2,141     2,148
  Shares Redeemed.......................................  (31,639)  (29,131)  (7,045)   (10,500)   (13,244)  (23,147)
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   71,838    90,155   (3,852)    (7,890)    21,088    (9,176)
                                                         --------  --------  -------   --------   --------  --------
     Total Increase (Decrease) in Net Assets............   92,975    98,929    5,780     (2,553)    64,490   (11,136)
NET ASSETS
  Beginning of Year.....................................  238,191   139,262   31,316     33,869    106,316   117,452
                                                         --------  --------  -------   --------   --------  --------
  End of Year........................................... $331,166  $238,191  $37,096   $ 31,316   $170,806  $106,316
                                                         ========  ========  =======   ========   ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................    4,135     5,147       78         76      1,806       842
  Shares Issued in Lieu of Cash Distributions...........      309       410       24         34        128       166
  Shares Redeemed.......................................   (1,362)   (1,342)    (224)      (429)      (834)   (1,693)
                                                         --------  --------  -------   --------   --------  --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................    3,082     4,215     (122)      (319)     1,100      (685)
                                                         ========  ========  =======   ========   ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $  6,418  $    779  $   129   $    149   $     92  $    280

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $1 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 DFA INTERNATIONAL REAL
                                                    ESTATE SECURITIES    DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                                        PORTFOLIO         SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                                 ----------------------  ----------------------  ------------------------
                                                    YEAR        YEAR        YEAR        YEAR         YEAR         YEAR
                                                   ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                                  OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                    2013        2012        2013        2012         2013         2012
                                                 ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................. $   72,994  $   66,041  $   84,342  $   36,495  $   208,592  $   176,655
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................    (19,009)    (33,417)     (3,169)     (2,760)     179,935      130,909
   Futures......................................        888          --          --          --           --           --
   Foreign Currency Transactions*...............       (860)         34          --     138,125       (2,311)       1,183
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency....................................    105,321     228,123      60,459          --    2,722,774      203,828
  Translation of Foreign Currency Denominated
   Amounts......................................         18         (24)         --          --          666         (393)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    159,352     260,757     141,632     171,860    3,109,656      512,182
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...................   (181,848)    (54,030)    (84,341)    (25,716)    (198,381)    (187,200)
  Net Short-Term Gains:
   Institutional Class Shares...................         --          --          --          --           --      (11,429)
  Net Long-Term Gains:
   Institutional Class Shares...................         --          --          --          --     (117,102)    (126,221)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Total Distributions........................   (181,848)    (54,030)    (84,341)    (25,716)    (315,483)    (324,850)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................    842,458     416,378     932,289     445,794    1,644,691    1,698,080
  Shares Issued in Lieu of Cash Distributions...    180,122      53,300      82,056      25,115      292,218      304,574
  Shares Redeemed...............................   (372,815)   (204,853)   (304,476)   (170,854)  (1,848,793)  (1,382,520)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions........................    649,765     264,825     709,869     300,055       88,116      620,134
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....    627,269     471,552     767,160     446,199    2,882,289      807,466
NET ASSETS
  Beginning of Year.............................  1,531,708   1,060,156   1,315,547     869,348    8,266,610    7,459,144
                                                 ----------  ----------  ----------  ----------  -----------  -----------
  End of Year................................... $2,158,977  $1,531,708  $2,082,707  $1,315,547  $11,148,899  $ 8,266,610
                                                 ==========  ==========  ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................    159,658      84,674      99,632      51,866       96,297      117,598
  Shares Issued in Lieu of Cash Distributions...     35,387      12,309       9,335       3,385       18,141       22,510
  Shares Redeemed...............................    (71,419)    (42,864)    (32,860)    (20,069)    (106,982)     (97,364)
                                                 ----------  ----------  ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................    123,626      54,119      76,107      35,182        7,456       42,744
                                                 ==========  ==========  ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................. $ (147,973) $  (46,274) $   11,624  $   11,623  $    14,704  $    14,647

----------
* Net of foreign capital gain taxes withheld of $7, $0, $0, $0, $6 and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                              WORLD EX U.S.
                                                                    INTERNATIONAL VECTOR  WORLD EX U.S. VALUE TARGETED VALUE
                                                                      EQUITY PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                   ---------------------  -----------------   --------------
                                                                                                                  PERIOD
                                                                      YEAR        YEAR      YEAR       YEAR      NOV. 1,
                                                                     ENDED       ENDED     ENDED      ENDED     2012(A) TO
                                                                    OCT. 31,    OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                                      2013        2012      2013       2012        2013
                                                                   ----------  ---------  --------   -------- --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $   18,816  $  14,617  $  2,186   $ 1,596     $ 1,009
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --         --        64        79         191
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................      8,277      2,944     3,077        61         947
   Futures........................................................         --         --       (12)       (1)          1
   Foreign Currency Transactions*.................................        (71)       (98)      (14)      (10)         (3)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    172,846     13,867    13,382       430      11,646
   Futures........................................................         --         --        (1)       --          --
   Translation of Foreign Currency Denominated Amounts............         46        (30)      (15)       (1)         --
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..................................................    199,914     31,300    18,667     2,154      13,791
                                                                   ----------  ---------  --------   -------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................    (17,456)   (14,204)   (2,334)   (1,432)       (993)
  Net Short-Term Gains:
   Institutional Class Shares.....................................         --         --        --        (6)         --
  Net Long-Term Gains:
   Institutional Class Shares.....................................     (2,044)    (6,473)       --        --          --
                                                                   ----------  ---------  --------   -------     -------
     Total Distributions..........................................    (19,500)   (20,677)   (2,334)   (1,438)       (993)
                                                                   ----------  ---------  --------   -------     -------
Capital Share Transactions (1):
  Shares Issued...................................................    419,905    241,502    53,066    15,365      87,917
  Shares Issued in Lieu of Cash Distributions.....................     18,898     19,813     2,232     1,370         993
  Shares Redeemed.................................................    (89,842)  (121,119)  (11,241)   (7,419)     (5,698)
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) from Capital Share Transactions......    348,961    140,196    44,057     9,316      83,212
                                                                   ----------  ---------  --------   -------     -------
     Total Increase (Decrease) in Net Assets......................    529,375    150,819    60,390    10,032      96,010
NET ASSETS
  Beginning of Period.............................................    561,399    410,580    57,197    47,165          --
                                                                   ----------  ---------  --------   -------     -------
  End of Period................................................... $1,090,774  $ 561,399  $117,587   $57,197     $96,010
                                                                   ==========  =========  ========   =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................     39,490     27,490     4,923     1,625       8,136
  Shares Issued in Lieu of Cash Distributions.....................      1,856      2,341       209       152          90
  Shares Redeemed.................................................     (8,665)   (13,627)   (1,036)     (756)       (522)
                                                                   ----------  ---------  --------   -------     -------
     Net Increase (Decrease) from Shares Issued and Redeemed......     32,681     16,204     4,096     1,021       7,704
                                                                   ==========  =========  ========   =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)........................................... $    2,486  $   1,456  $    187   $   330     $    15

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $1, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                     WORLD EX U.S.
                                                                      CORE EQUITY     SELECTIVELY HEDGED
                                                                       PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                                   ------------------ ----------------------
                                                                    PERIOD    PERIOD
                                                                   APRIL 9,  APRIL 9,              PERIOD
                                                                   2013(A)   2013(A)    YEAR      NOV. 14,
                                                                      TO        TO     ENDED     2011(A) TO
                                                                   OCT. 31,  OCT. 31, OCT. 31,    OCT. 31,
                                                                     2013      2012     2013        2012
                                                                   --------  -------- --------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $  1,160    $ --   $ 1,317     $   536
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       --      --       115          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................      (30)     --       (81)       (275)
   Futures........................................................       --      --       545         110
   Foreign Currency Transactions*.................................       --      --       237         163
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................   11,720      --    12,814       2,557
   Futures........................................................       --      --       150         (17)
   Translation of Foreign Currency Denominated Amounts............       --      --       121         (93)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...................................................   12,850      --    15,218       2,981
                                                                   --------    ----   -------     -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................   (1,171)     --      (330)       (534)
  Net Short-Term Gains:
   Institutional Class Shares.....................................       --      --       (43)         --
  Net Long-Term Gains:
   Institutional Class Shares.....................................       --      --       (56)         --
                                                                   --------    ----   -------     -------
    Total Distributions...........................................   (1,171)     --      (429)       (534)
                                                                   --------    ----   -------     -------
Capital Share Transactions (1):
  Shares Issued...................................................  125,005      --    43,832      32,522
  Shares Issued in Lieu of Cash Distributions.....................    1,169      --       429         533
  Shares Redeemed.................................................   (8,133)     --    (2,652)       (552)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) from Capital Share Transactions.......  118,041      --    41,609      32,503
                                                                   --------    ----   -------     -------
    Total Increase (Decrease) in Net Assets.......................  129,720      --    56,398      34,950
NET ASSETS
  Beginning of Period.............................................       --      --    34,950          --
                                                                   --------    ----   -------     -------
  End of Period................................................... $129,720    $ --   $91,348     $34,950
                                                                   ========    ====   =======     =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................   12,721      --     3,666       3,216
  Shares Issued in Lieu of Cash Distributions.....................      117      --        39          53
  Shares Redeemed.................................................     (790)     --      (217)        (53)
                                                                   --------    ----   -------     -------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.....................................................   12,048      --     3,488       3,216
                                                                   ========    ====   =======     =======
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........................................ $     (1)   $ --   $ 1,390     $   166

                                                                      EMERGING MARKETS
                                                                          PORTFOLIO
                                                                   ----------------------


                                                                      YEAR        YEAR
                                                                     ENDED       ENDED
                                                                    OCT. 31,    OCT. 31,
                                                                      2013        2012
                                                                   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................... $   61,645  $   54,306
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold.....................................     22,235      31,303
   Futures........................................................         --          --
   Foreign Currency Transactions*.................................       (124)       (543)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    143,306      25,377
   Futures........................................................         --          --
   Translation of Foreign Currency Denominated Amounts............         (6)         18
                                                                   ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations...................................................    227,056     110,461
                                                                   ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................................    (59,866)    (49,445)
  Net Short-Term Gains:
   Institutional Class Shares.....................................         --          --
  Net Long-Term Gains:
   Institutional Class Shares.....................................    (30,527)    (90,351)
                                                                   ----------  ----------
    Total Distributions...........................................    (90,393)   (139,796)
                                                                   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...................................................  1,304,374     860,651
  Shares Issued in Lieu of Cash Distributions.....................     84,860     130,084
  Shares Redeemed.................................................   (667,334)   (477,258)
                                                                   ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions.......    721,900     513,477
                                                                   ----------  ----------
    Total Increase (Decrease) in Net Assets.......................    858,563     484,142
NET ASSETS
  Beginning of Period.............................................  2,797,177   2,313,035
                                                                   ----------  ----------
  End of Period................................................... $3,655,740  $2,797,177
                                                                   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................................     50,466      34,114
  Shares Issued in Lieu of Cash Distributions.....................      3,233       5,452
  Shares Redeemed.................................................    (25,465)    (18,952)
                                                                   ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed.....................................................     28,234      20,614
                                                                   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........................................ $    6,864  $    8,306

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $13, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         EMERGING MARKETS SMALL   EMERGING MARKETS VALUE
                                                              CAP PORTFOLIO              PORTFOLIO
                                                         ----------------------  ------------------------
                                                            YEAR        YEAR         YEAR         YEAR
                                                           ENDED       ENDED        ENDED        ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                            2013        2012         2013         2012
                                                         ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   69,684  $   46,726  $   342,372  $   308,227
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................     64,325     101,576      296,735      362,676
   Futures..............................................        452        (812)          --       (1,255)
   Foreign Currency Transactions*.......................     (1,227)     (1,523)      (2,807)      (4,701)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency............................................    146,169       9,556      717,140     (535,878)
   Futures..............................................          4          --           --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................        (42)        (21)           7         (113)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................    279,365     155,502    1,353,447      128,956
                                                         ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................         --          --       (1,837)      (1,576)
   Institutional Class Shares...........................    (67,721)    (40,500)    (355,664)    (285,978)
  Net Short-Term Gains:
   Institutional Class Shares...........................     (3,428)         --           --           --
  Net Long-Term Gains:
   Class R2 Shares......................................         --          --       (2,090)      (1,207)
   Institutional Class Shares...........................    (92,100)    (37,112)    (342,441)    (187,999)
                                                         ----------  ----------  -----------  -----------
     Total Distributions................................   (163,249)    (77,612)    (702,032)    (476,760)
                                                         ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................  1,458,450   1,164,899    4,240,153    5,108,640
  Shares Issued in Lieu of Cash Distributions...........    142,712      68,580      656,583      439,131
  Shares Redeemed.......................................   (583,088)   (236,441)  (2,967,974)  (2,319,607)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................  1,018,074     997,038    1,928,762    3,228,164
                                                         ----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net Assets............  1,134,190   1,074,928    2,580,177    2,880,360
NET ASSETS
  Beginning of Year.....................................  2,907,673   1,832,745   16,688,730   13,808,370
                                                         ----------  ----------  -----------  -----------
  End of Year........................................... $4,041,863  $2,907,673  $19,268,907  $16,688,730
                                                         ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     69,669      59,256      148,957      181,833
  Shares Issued in Lieu of Cash Distributions...........      6,956       3,782       22,991       16,750
  Shares Redeemed.......................................    (28,076)    (12,340)    (105,179)     (82,979)
                                                         ----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...............................     48,549      50,698       66,769      115,604
                                                         ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    8,340  $    6,451  $    14,739  $    40,292

                                                           EMERGING MARKETS CORE
                                                             EQUITY PORTFOLIO
                                                         ------------------------
                                                             YEAR         YEAR
                                                            ENDED        ENDED
                                                           OCT. 31,     OCT. 31,
                                                             2013         2012
                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................... $   211,992  $   155,928
  Net Realized Gain (Loss) on:
   Investment Securities Sold...........................      (9,977)      (8,860)
   Futures..............................................          --        1,190
   Foreign Currency Transactions*.......................      (2,207)      (1,300)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign
    Currency............................................     581,086      122,105
   Futures..............................................          --           --
   Translation of Foreign Currency Denominated
    Amounts.............................................         (79)         (51)
                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................     780,815      269,012
                                                         -----------  -----------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................    (205,400)    (139,837)
  Net Short-Term Gains:
   Institutional Class Shares...........................          --           --
  Net Long-Term Gains:
   Class R2 Shares......................................          --           --
   Institutional Class Shares...........................          --           --
                                                         -----------  -----------
     Total Distributions................................    (205,400)    (139,837)
                                                         -----------  -----------
Capital Share Transactions (1):
  Shares Issued.........................................   5,406,041    4,068,293
  Shares Issued in Lieu of Cash Distributions...........     187,871      126,291
  Shares Redeemed.......................................  (1,743,072)  (1,096,525)
                                                         -----------  -----------
     Net Increase (Decrease) from Capital Share
      Transactions......................................   3,850,840    3,098,059
                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............   4,426,255    3,227,234
NET ASSETS
  Beginning of Year.....................................   8,594,707    5,367,473
                                                         -----------  -----------
  End of Year........................................... $13,020,962  $ 8,594,707
                                                         ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................     276,461      218,730
  Shares Issued in Lieu of Cash Distributions...........       9,689        7,108
  Shares Redeemed.......................................     (90,412)     (60,020)
                                                         -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed...............................     195,738      165,818
                                                         ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................ $    31,355  $    26,576

----------
* Net of foreign capital gain taxes withheld of $1, $86, $0, $310, $0 and $541, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                                   U.S. LARGE
                                                                                                                   CAP EQUITY
                                                                    ENHANCED U.S. LARGE COMPANY PORTFOLIO          PORTFOLIO
                                                             ------------------------------------------------    ----------
                                                                                                                     PERIOD
                                                               YEAR      YEAR      YEAR      YEAR       YEAR        JUNE 25,
                                                              ENDED     ENDED     ENDED     ENDED      ENDED       2013(A) TO
                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,      OCT. 31,
                                                               2013      2012      2011      2010       2009          2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $   9.29  $   8.15  $   7.53  $   6.48  $   6.47     $  10.00
                                                             --------  --------  --------  --------  --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................     0.07      0.07      0.07      0.07      0.05         0.06
 Net Gains (Losses) on Securities (Realized and Unrealized).     2.42      1.20      0.56      1.05      0.61         1.04
                                                             --------  --------  --------  --------  --------     --------
   Total from Investment Operations.........................     2.49      1.27      0.63      1.12      0.66         1.10
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................    (0.08)    (0.13)    (0.01)    (0.07)    (0.59)       (0.03)
 Net Realized Gains.........................................       --        --        --        --     (0.06)          --
                                                             --------  --------  --------  --------  --------     --------
   Total Distributions......................................    (0.08)    (0.13)    (0.01)    (0.07)    (0.65)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $  11.70  $   9.29  $   8.15  $   7.53  $   6.48     $  11.07
===========================================================  ========  ========  ========  ========  ========    ==========
Total Return................................................    26.99%    15.84%     8.41%    17.40%    12.23%       11.01%(D)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $212,840  $190,011  $171,128  $157,730  $165,231     $135,407
Ratio of Expenses to Average Net Assets.....................     0.24%     0.25%     0.26%     0.26%     0.29%**      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................     0.24%     0.25%     0.26%     0.26%     0.29%**      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets........     0.63%     0.80%     0.86%     0.98%     0.86%        1.58%(C)(E)
Portfolio Turnover Rate.....................................      139%       76%      140%       78%       46%*          0%(D)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   U.S. LARGE CAP VALUE PORTFOLIO
                                                             ------------------------------------------------------------
                                                                  YEAR            YEAR           YEAR           YEAR
                                                                 ENDED           ENDED          ENDED          ENDED
                                                                OCT. 31,        OCT. 31,       OCT. 31,       OCT. 31,
                                                                  2013            2012           2011           2010
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $     22.34     $    19.29     $    18.58     $    15.81
                                                             -----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.47           0.41           0.33           0.33
 Net Gains (Losses) on Securities (Realized and Unrealized).        7.38           3.04           0.70           2.76
                                                             -----------     ----------     ----------     ----------
   Total from Investment Operations.........................        7.85           3.45           1.03           3.09
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.47)         (0.40)         (0.32)         (0.32)
 Net Realized Gains.........................................          --             --             --             --
                                                             -----------     ----------     ----------     ----------
   Total Distributions......................................       (0.47)         (0.40)         (0.32)         (0.32)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     29.72     $    22.34     $    19.29     $    18.58
===========================================================  ===========     ==========     ==========     ==========
Total Return................................................       35.52%         18.14%          5.53%         19.72%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $11,963,072     $8,334,585     $7,340,344     $6,921,036
Ratio of Expenses to Average Net Assets.....................        0.27%(B)       0.27%(B)       0.28%(B)       0.28%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.27%(B)       0.27%(B)       0.28%(B)       0.28%(B)
Ratio of Net Investment Income to Average Net Assets........        1.82%          1.99%          1.63%          1.86%
Portfolio Turnover Rate.....................................         N/A            N/A            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                  YEAR
                                                                 ENDED
                                                                OCT. 31,
                                                                  2009
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................ $    14.58
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31
 Net Gains (Losses) on Securities (Realized and Unrealized).       1.28
                                                             ----------
   Total from Investment Operations.........................       1.59
---------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.34)
 Net Realized Gains.........................................      (0.02)
                                                             ----------
   Total Distributions......................................      (0.36)
---------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    15.81
===========================================================  ==========
Total Return................................................      11.76%
---------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $5,863,652
Ratio of Expenses to Average Net Assets.....................       0.30%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.30%(B)
Ratio of Net Investment Income to Average Net Assets........       2.26%
Portfolio Turnover Rate.....................................        N/A
---------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Large Cap Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                              -------------------------------------------
                                                                YEAR       YEAR     YEAR     YEAR     YEAR
                                                               ENDED      ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31,   OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2013       2012     2011     2010     2009
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...........................  $17.28    $ 15.32  $ 14.75  $ 11.73  $ 10.92
                                                               ------    -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.27       0.15     0.10     0.07     0.12
  Net Gains (Losses) on Securities (Realized and Unrealized).    6.28       2.06     0.60     3.07     0.87
                                                               ------    -------  -------  -------  -------
   Total from Investment Operations..........................    6.55       2.21     0.70     3.14     0.99
-------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.22)     (0.13)   (0.10)   (0.12)   (0.18)
  Net Realized Gains.........................................   (0.98)     (0.12)   (0.03)      --       --
                                                               ------    -------  -------  -------  -------
   Total Distributions.......................................   (1.20)     (0.25)   (0.13)   (0.12)   (0.18)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................  $22.63    $ 17.28  $ 15.32  $ 14.75  $ 11.73
============================================================= ========   ======== ======== ======== ========
Total Return.................................................   40.39%     14.67%    4.69%   26.93%    9.36%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $9,470    $49,423  $45,132  $41,316  $31,393
Ratio of Expenses to Average Net Assets......................    0.47%      0.48%    0.48%    0.49%    0.52%
Ratio of Net Investment Income to Average Net Assets.........    1.42%      0.93%    0.61%    0.59%    1.12%
Portfolio Turnover Rate......................................      16%        20%      23%      20%      17%
-------------------------------------------------------------------------------------------------------------

                                                              U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              -------------------------------------------
                                                                YEAR       YEAR     YEAR     YEAR     YEAR
                                                               ENDED      ENDED    ENDED    ENDED    ENDED
                                                              OCT. 31,   OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                                2013       2012     2011     2010     2009
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 17.26    $ 15.31  $ 14.76   $11.74   $10.91
                                                              -------    -------  -------   ------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.19       0.13     0.07     0.05     0.10
  Net Gains (Losses) on Securities (Realized and Unrealized).    6.31       2.05     0.60     3.07     0.88
                                                              -------    -------  -------   ------   ------
   Total from Investment Operations..........................    6.50       2.18     0.67     3.12     0.98
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.21)     (0.11)   (0.09)   (0.10)   (0.15)
  Net Realized Gains.........................................   (0.98)     (0.12)   (0.03)      --       --
                                                              -------    -------  -------   ------   ------
   Total Distributions.......................................   (1.19)     (0.23)   (0.12)   (0.10)   (0.15)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 22.57    $ 17.26  $ 15.31   $14.76   $11.74
============================================================= ========   ======== ======== ======== ========
Total Return.................................................   40.10%     14.46%    4.50%   26.66%    9.23%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $23,305    $12,754  $10,918   $5,967   $2,930
Ratio of Expenses to Average Net Assets......................    0.62%      0.63%    0.63%    0.64%    0.67%
Ratio of Net Investment Income to Average Net Assets.........    0.95%      0.78%    0.42%    0.44%    0.91%
Portfolio Turnover Rate......................................      16%        20%      23%      20%      17%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                      ----------------------------------------------------------  -----------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2013        2012        2011        2010        2009        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    17.28  $    15.32  $    14.76  $    11.70  $    10.84  $    26.57
                                                      ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.24        0.17        0.12        0.09        0.12        0.39
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       6.31        2.06        0.59        3.06        0.88        9.41
                                                      ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..................       6.55        2.23        0.71        3.15        1.00        9.80
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.25)      (0.15)      (0.12)      (0.09)      (0.14)      (0.37)
  Net Realized Gains.................................      (0.98)      (0.12)      (0.03)         --          --       (1.52)
                                                      ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions...............................      (1.23)      (0.27)      (0.15)      (0.09)      (0.14)      (1.89)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    22.60  $    17.28  $    15.32  $    14.76  $    11.70  $    34.48
===================================================== ==========  ==========  ==========  ==========  ==========  ==========
Total Return.........................................      40.40%      14.78%       4.76%      27.02%       9.47%      39.35%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $4,180,974  $2,989,632  $2,487,929  $2,223,982  $1,449,437  $9,526,981
Ratio of Expenses to Average Net Assets..............       0.37%       0.38%       0.38%       0.38%       0.41%       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.25%       1.03%       0.71%       0.69%       1.19%       1.28%
Portfolio Turnover Rate..............................         16%         20%         23%         20%         17%         14%
------------------------------------------------------------------------------------------------------------------------------

                                                          U.S. SMALL CAP VALUE PORTFOLIO
                                                      -----------------------------------------------
                                                         YEAR        YEAR        YEAR         YEAR
                                                        ENDED       ENDED       ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2012        2011        2010         2009
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    23.50  $    22.49  $    17.69  $    16.32
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.20        0.16        0.09        0.04
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       3.38        1.00        4.79        1.54
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       3.58        1.16        4.88        1.58
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.18)      (0.15)      (0.08)      (0.21)
  Net Realized Gains.................................      (0.33)         --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.51)      (0.15)      (0.08)      (0.21)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    26.57  $    23.50  $    22.49  $    17.69
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      15.60%       5.13%      27.69%       9.97%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $7,088,470  $6,540,863  $6,555,277  $5,669,659
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.54%++
Ratio of Net Investment Income to Average Net Assets.       0.78%       0.62%       0.43%       0.27%
Portfolio Turnover Rate..............................         15%         14%         19%         21%+
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             U.S. CORE EQUITY 1 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    12.11  $    10.78  $    10.18  $     8.54  $     7.81
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.25        0.21        0.17        0.15        0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.62        1.32        0.59        1.61        0.73
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.87        1.53        0.76        1.76        0.88
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.20)      (0.16)      (0.12)      (0.15)
  Net Realized Gains.........................................         --          --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.24)      (0.20)      (0.16)      (0.12)      (0.15)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.74  $    12.11  $    10.78  $    10.18  $     8.54
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      32.32%      14.29%       7.47%      20.80%      11.64%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $7,566,179  $4,876,973  $3,731,411  $2,897,409  $1,989,583
Ratio of Expenses to Average Net Assets......................       0.19%       0.19%       0.20%       0.20%       0.22%
Ratio of Net Investment Income to Average Net Assets.........       1.79%       1.79%       1.49%       1.53%       2.02%
Portfolio Turnover Rate......................................          1%          3%          5%          4%          7%
--------------------------------------------------------------------------------------------------------------------------

                                                                             U.S. CORE EQUITY 2 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    11.99  $    10.61  $    10.06  $     8.39  $     7.73
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.24        0.20        0.16        0.14        0.14
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.73        1.36        0.54        1.64        0.66
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.97        1.56        0.70        1.78        0.80
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.24)      (0.18)      (0.15)      (0.11)      (0.14)
  Net Realized Gains.........................................      (0.10)         --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.34)      (0.18)      (0.15)      (0.11)      (0.14)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    15.62  $    11.99  $    10.61  $    10.06  $     8.39
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      33.66%      14.81%       6.98%      21.41%      10.66%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $9,989,564  $6,923,984  $5,819,906  $4,990,367  $3,804,325
Ratio of Expenses to Average Net Assets......................       0.22%       0.22%       0.22%       0.23%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       1.74%       1.74%       1.42%       1.47%       1.89%
Portfolio Turnover Rate......................................          3%          5%          9%          7%          4%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. VECTOR EQUITY PORTFOLIO
                            170                              ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2013        2012        2011        2010        2009
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    11.61  $    10.28  $     9.82  $     8.03  $     7.48
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.20        0.16        0.12        0.10        0.11
 Net Gains (Losses) on Securities (Realized and Unrealized).       4.03        1.32        0.46        1.79        0.57
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       4.23        1.48        0.58        1.89        0.68
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.20)      (0.15)      (0.12)      (0.10)      (0.13)
 Net Realized Gains.........................................      (0.02)         --          --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.22)      (0.15)      (0.12)      (0.10)      (0.13)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    15.62  $    11.61  $    10.28  $     9.82  $     8.03
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      36.80%      14.55%       5.86%      23.65%       9.47%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $2,893,842  $2,009,177  $1,851,895  $1,558,423  $1,178,114
Ratio of Expenses to Average Net Assets.....................       0.32%       0.32%       0.33%       0.33%       0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumptions of Expenses and/or Recovery of Previously
 Waived Fees)...............................................       0.32%       0.32%       0.33%       0.33%       0.35%
Ratio of Net Investment Income to Average Net Assets........       1.50%       1.45%       1.11%       1.13%       1.60%
Portfolio Turnover Rate.....................................          3%          9%         10%         11%         11%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        U.S. SMALL CAP PORTFOLIO
                                                      ----------------------------------------------------------    -----------
                                                         YEAR        YEAR        YEAR        YEAR         YEAR         YEAR
                                                        ENDED       ENDED       ENDED       ENDED        ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                         2013        2012        2011        2010         2009         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    23.11  $    20.55  $    19.06  $    14.89  $    13.35    $    14.84
                                                      ----------  ----------  ----------  ----------  ----------    ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.35        0.25        0.18        0.13        0.06          0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       8.13        2.53        1.49        4.17        1.65          5.57
                                                      ----------  ----------  ----------  ----------  ----------    ----------
   Total from Investment Operations..................       8.48        2.78        1.67        4.30        1.71          5.76
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.36)      (0.22)      (0.18)      (0.13)      (0.17)        (0.20)
  Net Realized Gains.................................      (1.20)         --          --          --          --         (0.76)
                                                      ----------  ----------  ----------  ----------  ----------    ----------
   Total Distributions...............................      (1.56)      (0.22)      (0.18)      (0.13)      (0.17)        (0.96)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    30.03  $    23.11  $    20.55  $    19.06  $    14.89    $    19.64
===================================================== ==========  ==========  ==========  ==========  ==========    ==========
Total Return.........................................      39.03%      13.61%       8.76%      28.99%      13.08%        41.34%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $7,446,827  $4,563,345  $3,770,323  $3,391,457  $2,522,001    $4,695,831
Ratio of Expenses to Average Net Assets..............       0.37%       0.37%       0.37%       0.37%       0.40%**       0.52%
Ratio of Net Investment Income to Average Net Assets.       1.33%       1.14%       0.84%       0.76%       0.50%         1.16%
Portfolio Turnover Rate..............................         10%         16%         23%         19%         17%*          11%
--------------------------------------------------------------------------------------------------------------------------------

                                                             U.S. MICRO CAP PORTFOLIO
                                                      -----------------------------------------------
                                                         YEAR        YEAR        YEAR         YEAR
                                                        ENDED       ENDED       ENDED        ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                         2012        2011        2010         2009
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $    13.24  $    12.25  $     9.57  $     9.19
                                                      ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.14        0.09        0.06        0.03
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       1.59        0.99        2.68        0.54
                                                      ----------  ----------  ----------  ----------
   Total from Investment Operations..................       1.73        1.08        2.74        0.57
-------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.13)      (0.09)      (0.06)      (0.19)
  Net Realized Gains.................................         --          --          --          --
                                                      ----------  ----------  ----------  ----------
   Total Distributions...............................      (0.13)      (0.09)      (0.06)      (0.19)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $    14.84  $    13.24  $    12.25  $     9.57
===================================================== ==========  ==========  ==========  ==========
Total Return.........................................      13.13%       8.85%      28.77%       6.61%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $3,437,958  $3,257,719  $3,178,286  $2,818,365
Ratio of Expenses to Average Net Assets..............       0.52%       0.52%       0.52%       0.54%**
Ratio of Net Investment Income to Average Net Assets.       0.99%       0.69%       0.58%       0.38%
Portfolio Turnover Rate..............................         15%         14%          9%         12%*
-------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           DFA REAL ESTATE SECURITIES PORTFOLIO
                                                                ----------------------------------------------------------
                                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                                  ENDED       ENDED       ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    25.83  $    23.25  $    21.24  $    15.29  $    16.16
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.67        0.57        0.40        0.58        0.58
  Net Gains (Losses) on Securities (Realized and Unrealized)...       1.95        2.74        1.93        5.92       (0.62)
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       2.62        3.31        2.33        6.50       (0.04)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.68)      (0.73)      (0.32)      (0.55)      (0.83)
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.68)      (0.73)      (0.32)      (0.55)      (0.83)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    27.77  $    25.83  $    23.25  $    21.24  $    15.29
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................      10.28%      14.45%      11.09%      43.21%       0.98%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $4,677,418  $3,716,389  $3,098,647  $2,689,552  $2,018,559
Ratio of Expenses to Average Net Assets........................       0.18%       0.22%       0.32%       0.33%       0.36%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.19%       0.23%       0.32%       0.33%       0.36%
Ratio of Net Investment Income to Average Net Assets...........       2.42%       2.29%       1.76%       3.13%       4.54%
Portfolio Turnover Rate........................................          1%          0%          3%          2%          2%
----------------------------------------------------------------------------------------------------------------------------

                                                                             LARGE CAP INTERNATIONAL PORTFOLIO
                                                                -----------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012         2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    18.33  $    17.91  $    19.42   $    18.02  $    14.81
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.58        0.60        0.63         0.48        0.48
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.90        0.40       (1.53)        1.43        3.16
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       4.48        1.00       (0.90)        1.91        3.64
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.61)      (0.58)      (0.61)       (0.51)      (0.43)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    22.20  $    18.33  $    17.91   $    19.42  $    18.02
=============================================================== ==========  ==========  ==========   ==========  ==========
Total Return...................................................      24.85%       5.89%      (4.86)%      10.99%      25.20%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $2,755,114  $2,055,759  $1,704,149   $1,616,686  $1,364,351
Ratio of Expenses to Average Net Assets........................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived
 Fees and Fees Paid Indirectly)................................       0.29%       0.30%       0.30%        0.30%       0.32%
Ratio of Net Investment Income to Average Net Assets...........       2.90%       3.38%       3.19%        2.65%       3.14%
Portfolio Turnover Rate........................................          5%          4%          3%           7%         12%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         INTERNATIONAL CORE EQUITY PORTFOLIO
                                                             -----------------------------------------------------------
                                                                YEAR        YEAR         YEAR        YEAR        YEAR
                                                               ENDED       ENDED        ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    10.10  $     9.89  $    10.78   $     9.79  $     7.46
                                                             ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.31        0.31        0.33         0.23        0.23
 Net Gains (Losses) on Securities (Realized and Unrealized).       2.47        0.20       (0.89)        0.96        2.32
                                                             ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.........................       2.78        0.51       (0.56)        1.19        2.55
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.31)      (0.30)      (0.33)       (0.20)      (0.22)
                                                             ----------  ----------  ----------   ----------  ----------
   Total Distributions......................................      (0.31)      (0.30)      (0.33)       (0.20)      (0.22)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    12.57  $    10.10  $     9.89   $    10.78  $     9.79
===========================================================  ==========  ==========  ==========   ==========  ==========
Total Return................................................      27.98%       5.49%      (5.49)%      12.48%      34.81%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $9,508,466  $6,482,738  $5,395,884   $4,866,989  $3,699,842
Ratio of Expenses to Average Net Assets.....................       0.39%       0.40%       0.40%        0.40%       0.41%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................       0.39%       0.40%       0.40%        0.40%       0.41%
Ratio of Net Investment Income to Average Net Assets........       2.80%       3.18%       2.96%        2.31%       2.84%
Portfolio Turnover Rate.....................................          3%          5%          3%           2%          5%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                           INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                                -----------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2013        2012         2011        2010        2009
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    15.28  $    15.21  $    16.14   $    13.99  $    10.07
                                                                ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.42        0.38        0.40         0.28        0.28
  Net Gains (Losses) on Securities (Realized and Unrealized)...       4.16        0.39       (0.83)        2.13        3.91
                                                                ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations............................       4.58        0.77       (0.43)        2.41        4.19
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.37)      (0.42)      (0.50)       (0.26)      (0.27)
  Net Realized Gains...........................................      (0.09)      (0.28)         --           --          --
                                                                ----------  ----------  ----------   ----------  ----------
   Total Distributions.........................................      (0.46)      (0.70)      (0.50)       (0.26)      (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    19.40  $    15.28  $    15.21   $    16.14  $    13.99
=============================================================== ==========  ==========  ==========   ==========  ==========
   Total Return................................................      30.66%       5.63%      (2.92)%      17.61%      42.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $8,520,717  $6,423,160  $5,834,015   $5,511,594  $4,269,864
Ratio of Expenses to Average Net Assets (B)....................       0.54%       0.56%       0.55%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B).....................................................       0.54%       0.56%       0.55%        0.56%       0.57%
Ratio of Net Investment Income to Average Net Assets...........       2.47%       2.58%       2.37%        1.94%       2.48%
-----------------------------------------------------------------------------------------------------------------------------

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                                ------------------------------------------------
                                                                  YEAR      YEAR      YEAR      YEAR      YEAR
                                                                 ENDED     ENDED     ENDED     ENDED     ENDED
                                                                OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                  2013      2012      2011      2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $  14.99  $  15.24  $  14.13  $  14.32  $  11.97
                                                                --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................     0.26      0.29      0.27      0.22      0.22
  Net Gains (Losses) on Securities (Realized and Unrealized)...     4.21     (0.26)     1.08     (0.18)     2.39
                                                                --------  --------  --------  --------  --------
   Total from Investment Operations............................     4.47      0.03      1.35      0.04      2.61
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
  Net Realized Gains...........................................       --        --        --        --        --
                                                                --------  --------  --------  --------  --------
   Total Distributions.........................................    (0.13)    (0.28)    (0.24)    (0.23)    (0.26)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $  19.33  $  14.99  $  15.24  $  14.13  $  14.32
=============================================================== ========  ========  ========  ========  ========
   Total Return................................................    30.06%     0.20%     9.57%     0.33%    22.08%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $414,132  $293,968  $163,120  $114,933  $114,058
Ratio of Expenses to Average Net Assets (B)....................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B).....................................................     0.56%     0.57%     0.56%     0.57%     0.59%
Ratio of Net Investment Income to Average Net Assets...........     1.51%     1.88%     1.74%     1.52%     1.68%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                      ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                               -------------------------------------------------
                                                                                 YEAR      YEAR       YEAR      YEAR      YEAR
                                                                                ENDED     ENDED      ENDED     ENDED     ENDED
                                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                                 2013      2012       2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $  23.22  $  23.04  $  25.64   $  20.59  $  11.67
                                                                               --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................     1.01      0.87      0.85       0.69      0.50
  Net Gains (Losses) on Securities (Realized and Unrealized)..................     1.37      0.58     (2.16)      4.99      8.95
                                                                               --------  --------  --------   --------  --------
   Total from Investment Operations...........................................     2.38      1.45     (1.31)      5.68      9.45
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................    (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
                                                                               --------  --------  --------   --------  --------
   Total Distributions........................................................    (0.78)    (1.27)    (1.29)     (0.63)    (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $  24.82  $  23.22  $  23.04   $  25.64  $  20.59
============================================================================== ========  ========  ========   ========  ========
   Total Return...............................................................    10.46%     7.09%    (5.59)%    28.36%    84.11%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $331,166  $238,191  $139,262   $131,511  $101,853
Ratio of Expenses to Average Net Assets (B)...................................     0.57%     0.59%     0.60%      0.63%     0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................     0.57%     0.59%     0.60%      0.61%     0.65%
Ratio of Net Investment Income to Average Net Assets..........................     4.26%     3.91%     3.34%      3.14%     3.53%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                               --------------------------------------------
                                                                                 YEAR     YEAR     YEAR      YEAR     YEAR
                                                                                ENDED    ENDED    ENDED     ENDED    ENDED
                                                                               OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                                 2013     2012     2011      2010     2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $ 27.81  $ 23.44  $ 24.24   $ 19.83  $ 14.27
                                                                               -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................    0.88     0.69     0.82      0.50     0.55
  Net Gains (Losses) on Securities (Realized and Unrealized)..................    9.17     4.47    (0.85)     4.41     5.44
                                                                               -------  -------  -------   -------  -------
   Total from Investment Operations...........................................   10.05     5.16    (0.03)     4.91     5.99
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................   (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
                                                                               -------  -------  -------   -------  -------
   Total Distributions........................................................   (0.90)   (0.79)   (0.77)    (0.50)   (0.43)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $ 36.96  $ 27.81  $ 23.44   $ 24.24  $ 19.83
============================================================================== ======== ======== ========  ======== ========
   Total Return...............................................................   36.81%   22.82%   (0.28)%   25.37%   42.81%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $37,096  $31,316  $33,869   $33,751  $27,863
Ratio of Expenses to Average Net Assets (B)...................................    0.59%    0.60%    0.60%     0.60%    0.61%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................    0.63%    0.63%    0.62%     0.64%    0.70%
Ratio of Net Investment Income to Average Net Assets..........................    2.79%    2.83%    3.26%     2.39%    3.62%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            CONTINENTAL SMALL COMPANY PORTFOLIO
                                                              ------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                                 ENDED        ENDED        ENDED        ENDED        ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                  2013         2012         2011         2010         2009
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  14.51     $  14.66     $  16.93     $  15.02     $  10.73
                                                              --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.37         0.39         0.39         0.27         0.28
  Net Gains (Losses) on Securities (Realized and Unrealized).     5.78        (0.17)       (2.20)        1.89         4.29
                                                              --------     --------     --------     --------     --------
   Total from Investment Operations..........................     6.15         0.22        (1.81)        2.16         4.57
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
                                                              --------     --------     --------     --------     --------
   Total Distributions.......................................    (0.40)       (0.37)       (0.46)       (0.25)       (0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  20.26     $  14.51     $  14.66     $  16.93     $  15.02
============================================================= ========     ========     ========     ========     ========
   Total Return..............................................    42.99%        1.85%      (11.09)%      14.85%       43.12%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $170,806     $106,316     $117,452     $128,106     $110,926
Ratio of Expenses to Average Net Assets......................     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.62%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).......................     0.58%(B)     0.59%(B)     0.58%(B)     0.59%(B)     0.61%(B)
Ratio of Net Investment Income to Average Net Assets.........     2.16%        2.78%        2.25%        1.78%        2.39%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................      N/A          N/A          N/A          N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                                 DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                              -------------------------------------------------------
                                                                 YEAR        YEAR         YEAR       YEAR      YEAR
                                                                ENDED       ENDED        ENDED      ENDED     ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,
                                                                 2013        2012         2011       2010      2009
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     5.67  $     4.90  $     5.58   $   5.24  $   4.18
                                                              ----------  ----------  ----------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.22        0.27        0.30       0.31      0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       0.25        0.75       (0.33)      0.58      0.91
                                                              ----------  ----------  ----------   --------  --------
   Total from Investment Operations..........................       0.47        1.02       (0.03)      0.89      1.17
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
                                                              ----------  ----------  ----------   --------  --------
   Total Distributions.......................................      (0.66)      (0.25)      (0.65)     (0.55)    (0.11)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     5.48  $     5.67  $     4.90   $   5.58  $   5.24
============================================================= ==========  ==========  ==========   ========  ========
   Total Return..............................................       9.24%      22.34%      (0.43)%    18.96%    29.25%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,158,977  $1,531,708  $1,060,156   $958,554  $742,329
Ratio of Expenses to Average Net Assets......................       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly).......................       0.39%       0.41%       0.42%      0.41%     0.43%
Ratio of Net Investment Income to Average Net Assets.........       4.07%       5.45%       5.73%      6.42%     6.40%
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate......................................          5%          3%          7%         6%        5%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                      ----------------------------------------------------------------
                                                           YEAR           YEAR          YEAR         YEAR         YEAR
                                                          ENDED          ENDED         ENDED        ENDED        ENDED
                                                         OCT. 31,       OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,
                                                           2013           2012          2011         2010         2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     9.33     $     8.21     $   8.28     $   6.75     $   6.04
                                                      ----------     ----------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................       0.49           0.29         0.41         0.40         0.19
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................       0.37           1.07         0.06         1.60         0.62
                                                      ----------     ----------     --------     --------     --------
   Total from Investment Operations..................       0.86           1.36         0.47         2.00         0.81
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................      (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
  Net Realized Gains.................................         --             --           --           --           --
                                                      ----------     ----------     --------     --------     --------
   Total Distributions...............................      (0.60)         (0.24)       (0.54)       (0.47)       (0.10)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     9.59     $     9.33     $   8.21     $   8.28     $   6.75
===================================================== ==========     ==========     ========     ========     ========
Total Return.........................................       9.74%         17.33%        6.17%       31.38%       13.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $2,082,707     $1,315,547     $869,348     $695,461     $432,502
Ratio of Expenses to Average Net Assets..............       0.32%(B)       0.34%(B)     0.41%(B)     0.41%(B)     0.47%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly).       0.55%(B)       0.60%(B)     0.73%(B)     0.73%(B)     0.79%(B)
Ratio of Net Investment Income to Average Net Assets.       5.18%          3.38%        5.01%        5.59%        3.40%
Portfolio Turnover Rate..............................        N/A            N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------

                                                               DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                      ------------------------------------------------------------
                                                          YEAR        YEAR         YEAR        YEAR        YEAR
                                                         ENDED       ENDED        ENDED       ENDED       ENDED
                                                        OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                          2013        2012         2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................... $     15.16  $    14.85  $    16.16   $    14.92  $    10.82
                                                      -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...................        0.37        0.34        0.34         0.24        0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized).......................................        5.21        0.61       (0.98)        1.22        4.14
                                                      -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..................        5.58        0.95       (0.64)        1.46        4.40
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............................       (0.36)      (0.36)      (0.38)       (0.22)      (0.24)
  Net Realized Gains.................................       (0.21)      (0.28)      (0.29)          --       (0.06)
                                                      -----------  ----------  ----------   ----------  ----------
   Total Distributions...............................       (0.57)      (0.64)      (0.67)       (0.22)      (0.30)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $     20.17  $    15.16  $    14.85   $    16.16  $    14.92
===================================================== ===========  ==========  ==========   ==========  ==========
Total Return.........................................       37.79%       6.92%      (4.39)%      10.01%      41.42%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $11,148,899  $8,266,610  $7,459,144   $7,655,318  $6,859,957
Ratio of Expenses to Average Net Assets..............        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or Recovery
 of Previously Waived Fees and Fees Paid Indirectly).        0.69%       0.71%       0.70%        0.70%       0.71%
Ratio of Net Investment Income to Average Net Assets.        2.16%       2.30%       2.05%        1.57%       2.19%
Portfolio Turnover Rate..............................           9%         18%         16%          18%         22%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                                           ---------------------------------------------------
                                                                              YEAR       YEAR       YEAR      YEAR      YEAR
                                                                             ENDED      ENDED      ENDED     ENDED     ENDED
                                                                            OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                              2013       2012       2011      2010      2009
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $     9.33  $   9.34  $  10.28   $   9.22  $   6.74
                                                                           ----------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................       0.26      0.27      0.29       0.18      0.17
  Net Gains (Losses) on Securities (Realized and Unrealized)..............       2.44      0.14     (0.87)      1.05      2.46
                                                                           ----------  --------  --------   --------  --------
   Total from Investment Operations.......................................       2.70      0.41     (0.58)      1.23      2.63
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................      (0.25)    (0.27)    (0.29)     (0.17)    (0.15)
  Net Realized Gains......................................................      (0.03)    (0.15)    (0.07)        --        --
                                                                           ----------  --------  --------   --------  --------
   Total Distributions....................................................      (0.28)    (0.42)    (0.36)     (0.17)    (0.15)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $    11.75  $   9.33  $   9.34   $  10.28  $   9.22
========================================================================== ==========  ========  ========   ========  ========
Total Return..............................................................      29.52%     4.90%    (5.99)%    13.62%    39.52%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $1,090,774  $561,399  $410,580   $363,123  $262,544
Ratio of Expenses to Average Net Assets...................................       0.51%     0.54%     0.54%      0.54%     0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................       0.51%     0.54%     0.54%      0.53%     0.59%
Ratio of Net Investment Income to Average Net Assets......................       2.51%     2.94%     2.73%      1.91%     2.31%
Portfolio Turnover Rate...................................................          2%        5%       10%         5%        8%
--------------------------------------------------------------------------------------------------------------------------------

                                                                           ------------
                                                                               YEAR
                                                                              ENDED
                                                                             OCT. 31,
                                                                               2013
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $   9.94
                                                                           --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................     0.29
  Net Gains (Losses) on Securities (Realized and Unrealized)..............     2.02
                                                                           --------
   Total from Investment Operations.......................................     2.31
----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................    (0.32)
  Net Realized Gains......................................................       --
                                                                           --------
   Total Distributions....................................................    (0.32)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $  11.93
========================================================================== ========
Total Return..............................................................    23.61%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $117,587
Ratio of Expenses to Average Net Assets...................................     0.60%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................     0.76%(B)
Ratio of Net Investment Income to Average Net Assets......................     2.61%
Portfolio Turnover Rate...................................................      N/A
----------------------------------------------------------------------------------------

                                                                             WORLD EX U.S. VALUE PORTFOLIO
                                                                           ------------------------------------
                                                                              YEAR        YEAR
                                                                             ENDED       ENDED          PERIOD
                                                                            OCT. 31,    OCT. 31,   AUG. 23, 2010(A)
                                                                              2012        2011     TO OCT. 31, 2010
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................................... $  9.96     $ 11.35         $ 10.00
                                                                           -------     -------         -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........................................    0.29        0.30            0.02
  Net Gains (Losses) on Securities (Realized and Unrealized)..............   (0.05)      (1.35)           1.33
                                                                           -------     -------         -------
   Total from Investment Operations.......................................    0.24       (1.05)           1.35
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................................................   (0.26)      (0.26)             --
  Net Realized Gains......................................................      --       (0.08)             --
                                                                           -------     -------         -------
   Total Distributions....................................................   (0.26)      (0.34)             --
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................................ $  9.94     $  9.96         $ 11.35
========================================================================== ========    ========    ================
Total Return..............................................................    2.70%      (9.59)%         13.50%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..................................... $57,197     $47,165         $29,616
Ratio of Expenses to Average Net Assets...................................    0.60%(B)    0.60%(B)        0.90%(B)(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption
 of Expenses and/or Recovery of Previously Waived Fees and Fees Paid
 Indirectly)..............................................................    0.84%(B)    0.91%(B)        1.37%(B)(C)(E)
Ratio of Net Investment Income to Average Net Assets......................    2.97%       2.64%           0.76%(C)(E)
Portfolio Turnover Rate...................................................     N/A         N/A             N/A
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                WORLD EX            WORLD EX
                                                              U.S.TARGETED          U.S.CORE            SELECTIVELY HEDGED
                                                             VALUE PORTFOLIO    EQUITY PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                             ---------------    ----------------    --------------------
                                                                 PERIOD              PERIOD           YEAR       PERIOD
                                                             NOV. 1, 2012(A)    APRIL 9, 2013(A)     ENDED   NOV. 14,2011(A)
                                                               TO OCT. 31,        TO OCT. 31,       OCT. 31,   TO OCT. 31,
                                                                  2013                2013            2013        2012
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................     $ 10.00            $  10.00        $ 10.87      $ 10.00
                                                                 -------            --------        -------      -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.20                0.18           0.24         0.22
 Net Gains (Losses) on Securities (Realized and Unrealized).        2.46                0.77           2.65         0.87
                                                                 -------            --------        -------      -------
   Total from Investment Operations.........................        2.66                0.95           2.89         1.09
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.20)              (0.18)         (0.10)       (0.22)
 Net Realized Gains.........................................          --                  --          (0.03)          --
                                                                 -------            --------        -------      -------
   Total Distributions......................................       (0.20)              (0.18)         (0.13)       (0.22)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................     $ 12.46            $  10.77        $ 13.63      $ 10.87
===========================================================  ===============    ================    ======== ===============
Total Return................................................       26.90%(D)            9.62%(D)      26.86%       11.11%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................     $96,010            $129,720        $91,348      $34,950
Ratio of Expenses to Average Net Assets (B).................        0.79%(C)(E)         0.47%(C)(E)    0.40%        0.40%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees) (B)...........................................        1.27%(C)(E)         0.97%(C)(E)    0.72%        1.00%(C)(E)
Ratio of Net Investment Income to Average Net Assets........        1.78%(C)(E)         3.12%(C)(E)    1.93%        2.13%(C)(E)
Portfolio Turnover Rate.....................................         N/A                 N/A            N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               EMERGING MARKETS PORTFOLIO
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    26.06  $    26.68  $    30.90   $    25.23  $    17.05
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.52        0.55        0.61         0.48        0.42
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.17        0.37       (2.53)        6.07        8.42
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       1.69        0.92       (1.92)        6.55        8.84
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.50)      (0.50)      (0.53)       (0.46)      (0.41)
  Net Realized Gains.........................................      (0.28)      (1.04)      (1.77)       (0.42)      (0.25)
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.78)      (1.54)      (2.30)       (0.88)      (0.66)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    26.97  $    26.06  $    26.68   $    30.90  $    25.23
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................       6.58%       4.08%      (6.82)%      26.53%      53.39%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,655,740  $2,797,177  $2,313,035   $2,372,498  $1,966,288
Ratio of Expenses to Average Net Assets (B)..................       0.57%       0.61%       0.61%        0.60%       0.62%
Ratio of Net Investment Income to Average Net Assets.........       1.97%       2.14%       2.07%        1.76%       2.15%
---------------------------------------------------------------------------------------------------------------------------

                                                                          EMERGING MARKETS SMALL CAP PORTFOLIO
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    20.33  $    19.85  $    24.26   $    17.45  $     9.33
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.40        0.40        0.42         0.34        0.26
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.37        0.83       (3.67)        6.79        8.14
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       1.77        1.23       (3.25)        7.13        8.40
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.39)      (0.35)      (0.40)       (0.32)      (0.28)
  Net Realized Gains.........................................      (0.61)      (0.40)      (0.76)          --          --
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (1.00)      (0.75)      (1.16)       (0.32)      (0.28)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    21.10  $    20.33  $    19.85   $    24.26  $    17.45
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................       8.92%       6.71%     (14.03)%      41.33%      91.35%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,041,863  $2,907,673  $1,832,745   $1,833,038  $1,133,958
Ratio of Expenses to Average Net Assets (B)..................       0.75%       0.82%       0.79%        0.78%       0.80%
Ratio of Net Investment Income to Average Net Assets.........       1.91%       2.01%       1.86%        1.70%       2.05%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              ---------------------------------------------
                                                                YEAR         YEAR     YEAR      YEAR     YEAR
                                                               ENDED        ENDED    ENDED     ENDED    ENDED
                                                              OCT. 31,     OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                2013         2012     2011      2010     2009
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  28.21     $ 29.02  $ 36.35   $ 46.84  $ 85.43
                                                              --------     -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.47        0.50     0.20      0.56     0.56
  Net Gains (Losses) on Securities (Realized and Unrealized).     1.68       (0.45)   (5.45)     9.18    21.36
                                                              --------     -------  -------   -------  -------
   Total from Investment Operations..........................     2.15        0.05    (5.25)     9.74    21.92
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.50)      (0.47)   (0.45)    (7.12)   (6.00)
  Net Realized Gains.........................................    (0.59)      (0.39)   (1.63)   (13.11)  (54.52)
                                                              --------     -------  -------   -------  -------
   Total Distributions.......................................    (1.09)      (0.86)   (2.08)   (20.23)  (60.52)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  29.27     $ 28.21  $ 29.02   $ 36.35  $ 46.83
============================================================= ========     ======== ========  ======== ========
Total Return.................................................     7.75%       0.43%  (15.24)%   29.71%   78.29%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $106,070     $99,111  $78,157   $39,668  $ 5,082
Ratio of Expenses to Average Net Assets (B)..................     0.82%       0.86%    0.86%     0.86%    0.90%
Ratio of Net Investment Income to Average Net Assets.........     1.65%       1.78%    1.56%     1.39%    1.39%
----------------------------------------------------------------------------------------------------------------

                                                                EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                              ---------------------------------------------------------------
                                                                  YEAR         YEAR         YEAR          YEAR        YEAR
                                                                 ENDED        ENDED        ENDED         ENDED       ENDED
                                                                OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                  2013         2012         2011          2010        2009
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $     28.22  $     29.02  $     36.27   $     28.90  $    19.36
                                                              -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.55         0.57         0.64          0.45        0.38
  Net Gains (Losses) on Securities (Realized and Unrealized).        1.67        (0.44)       (5.72)         8.01       12.41
                                                              -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations..........................        2.22         0.13        (5.08)         8.46       12.79
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.57)       (0.54)       (0.54)        (0.39)      (0.34)
  Net Realized Gains.........................................       (0.59)       (0.39)       (1.63)        (0.70)      (2.91)
                                                              -----------  -----------  -----------   -----------  ----------
   Total Distributions.......................................       (1.16)       (0.93)       (2.17)        (1.09)      (3.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $     29.28  $     28.22  $     29.02   $     36.27  $    28.90
============================================================= ===========  ===========  ===========   ===========  ==========
Total Return.................................................        8.01%        0.70%      (14.84)%       30.04%      78.59%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $19,162,837  $16,589,619  $13,730,213   $11,542,870  $7,401,266
Ratio of Expenses to Average Net Assets (B)..................        0.57%        0.61%        0.61%         0.60%       0.62%
Ratio of Net Investment Income to Average Net Assets.........        1.91%        2.03%        1.88%         1.40%       1.76%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                             ------------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $     19.00  $    18.73  $    21.31   $    16.49  $     9.88
                                                             -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.39        0.41        0.43         0.30        0.25
 Net Gains (Losses) on Securities (Realized and Unrealized).        1.07        0.23       (2.65)        4.81        6.56
                                                             -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations.........................        1.46        0.64       (2.22)        5.11        6.81
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.37)      (0.37)      (0.36)       (0.29)      (0.20)
                                                             -----------  ----------  ----------   ----------  ----------
   Total Distributions......................................       (0.37)      (0.37)      (0.36)       (0.29)      (0.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $     20.09  $    19.00  $    18.73   $    21.31  $    16.49
===========================================================  ===========  ==========  ==========   ==========  ==========
Total Return................................................        7.75%       3.55%     (10.59)%      31.30%      69.47%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $13,020,962  $8,594,707  $5,367,473   $4,179,882  $2,455,035
Ratio of Expenses to Average Net Assets.....................        0.63%       0.68%       0.67%        0.65%       0.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Assumption of Expenses and/or Recovery of Previously
 Waived Fees and Fees Paid Indirectly)......................        0.63%       0.68%       0.68%        0.65%       0.67%
Ratio of Net Investment Income to Average Net Assets........        1.97%       2.18%       2.04%        1.63%       2.03%
Portfolio Turnover Rate.....................................           1%          1%          1%           4%          6%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, of which thirty (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World ex U.S. Targeted Value Portfolio invests in four portfolios within the Fund, DFAITC, and DEM. World ex U.S. Core Equity Portfolio invests in two portfolios within the Fund. Selectively Hedged Global Equity Portfolio invests in three portfolios within the Fund.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FEEDER FUNDS                                 MASTER FUNDS                                        AT 10/31/13
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         80%
Japanese Small Company Portfolio             The Japanese Small Company Series                       18%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   26%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  2%
Continental Small Company Portfolio          The Continental Small Company Series                     5%
Emerging Markets Portfolio                   The Emerging Markets Series                             98%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   99%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 99%

FUND OF FUNDS
-------------                                -
International Small Company Portfolio        The Continental Small Company Series                    95%
                                             The Japanese Small Company Series                       82%
                                             The United Kingdom Small Company Series                 98%
                                             The Asia Pacific Small Company Series                   74%
                                             The Canadian Small Company Series                       98%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    26%
                                             DFA International Real Estate Securities Portfolio      39%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       1%
World ex U.S. Targeted Value Portfolio       DFA International Small Cap Value Portfolio              1%
                                             Dimensional Emerging Markets Value Fund                  --
                                             International Vector Equity Portfolio                    1%
                                             The Emerging Markets Small Cap Series                    --
World ex U.S. Core Equity Portfolio          International Core Equity Portfolio                      1%
                                             Emerging Markets Core Equity Portfolio                   --
Selectively Hedged Global Equity Portfolio   U.S. Core Equity 2 Portfolio                             --
                                             International Core Equity Portfolio                      --
                                             Emerging Markets Core Equity Portfolio                   --

Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio also invest in short-term temporary cash investments. In addition, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, and Selectively Hedged Global Equity Portfolio engages in futures and forward currency contracts.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap
Portfolio invest directly in securities rather than through a Master Fund. See the Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), and International Equity Portfolios, are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed Derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio (except The DFA International Value Series), World ex U.S. Targeted Value Portfolio (except The Emerging Markets Small Cap Series), World ex U.S. Core Equity Portfolio and Selectively Hedged Global Equity Portfolio of the Master Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds, International Small Company Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value

Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of October 31, 2013, the Emerging Markets Core Equity Portfolio had significant transfers of securities with a total value of $925,099 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Value Portfolio and World ex U.S. Targeted Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

   For the year ended October 31, 2013, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.05%
                 U.S. Large Cap Equity Portfolio........ 0.15%
                 U.S. Targeted Value Portfolio*......... 0.10%
                 U.S. Small Cap Value Portfolio*........ 0.20%
                 U.S. Core Equity 1 Portfolio........... 0.17%
                 U.S. Core Equity 2 Portfolio........... 0.20%
                 U.S. Vector Equity Portfolio........... 0.30%
                 U.S. Small Cap Portfolio*.............. 0.03%

           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.27%
           DFA International Small Cap Value Portfolio........ 0.65%
           International Vector Equity Portfolio.............. 0.45%
           World ex U.S. Value Portfolio...................... 0.47%
           World ex U.S. Targeted Value Portfolio............. 0.58%
           World ex U.S. Core Equity Portfolio................ 0.40%
           Selectively Hedged Global Equity Portfolio......... 0.30%
           Emerging Markets Core Equity Portfolio............. 0.55%

   For the year ended October 31, 2013, the Feeder Funds' and the Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

* February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objectives and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2014 (except for the U.S. Large Cap Equity Portfolio which will remain in effect through February 28, 2015), and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                       PREVIOUSLY
                                                                       RECOVERY       WAIVED FEES/
                                                         EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED
                                                        LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                                AMOUNT   EXPENSES ASSUMED     RECOVERY
--------------------------                              ---------- ---------------- -----------------
U.S. Large Cap Equity Portfolio (1)....................    0.19%          --             $   24
U.S. Targeted Value Portfolio (2)......................    0.50%          --                 --
U.S. Core Equity 1 Portfolio (3).......................    0.23%          --                 --
U.S. Core Equity 2 Portfolio (3).......................    0.26%          --                 --
U.S. Vector Equity Portfolio (3).......................    0.36%          --                 --
DFA Real Estate Securities Portfolio (3)...............    0.18%          --                842
International Core Equity Portfolio (3)................    0.49%          --                 --
International Small Company Portfolio (4)..............    0.45%          --                 --
Japanese Small Company Portfolio (5)...................    0.47%          --                 --
Asia Pacific Small Company Portfolio (5)...............    0.47%          --                 --
United Kingdom Small Company Portfolio (5).............    0.47%          --                 32
Continental Small Company Portfolio (5)................    0.47%          --                 --
DFA International Real Estate Securities Portfolio (3).    0.65%          --                 --
DFA Global Real Estate Securities Portfolio (6)........    0.32%          --              9,145
International Vector Equity Portfolio (3)..............    0.60%          --                 --
World ex U.S. Value Portfolio (7)......................    0.60%         $ 8                411
World ex U.S. Targeted Value Portfolio (8).............    0.80%          --                270
World ex U.S. Core Equity Portfolio (9)................    0.47%          --                170
Selectively Hedged Global Equity Portfolio (10)........    0.40%           1                367
Emerging Markets Core Equity Portfolio (3).............    0.85%          --                 --

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (2)......................    0.62%          --                 --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (2)......................    0.77%          --                 --
Emerging Markets Value Portfolio (11)..................    0.96%          --                 --

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (2) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (3) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

   (5) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the Expense Limitation Amount, as listed above.

   (6) Effective February 28, 2012, the Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2012, the Advisor contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to 0.55% of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio were less than 0.55% of average net assets on an annualized basis, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount then in effect. The Advisor voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (7) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.58% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the advisory fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (9) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees, and excluding any applicable 12b-1 fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                             FEES PAID
                                                             INDIRECTLY
                                                             ----------
         Enhanced U.S. Large Company Portfolio..............    $  4
         Large Cap International Portfolio..................       9
         International Core Equity Portfolio................      31
         International Small Company Portfolio..............      --
         DFA International Real Estate Securities Portfolio.      18
         DFA International Small Cap Value Portfolio........      23
         International Vector Equity Portfolio..............       5
         World ex U.S. Value Portfolio......................      --
         World ex U.S. Targeted Value Portfolio.............      --
         World ex U.S. Core Equity Portfolio................      --
         Selectively Hedged Global Equity Portfolio.........      --
         Emerging Markets Core Equity Portfolio.............     167

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                  Enhanced U.S. Large Company Portfolio. $  7
                  U.S. Large Cap Equity Portfolio.......   --
                  U.S. Large Cap Value Portfolio........  263
                  U.S. Targeted Value Portfolio.........   74
                  U.S. Small Cap Value Portfolio........  248
                  U.S. Core Equity 1 Portfolio..........  108
                  U.S. Core Equity 2 Portfolio..........  178
                  U.S. Vector Equity Portfolio..........   55
                  U.S. Small Cap Portfolio..............  123
                  U.S. Micro Cap Portfolio..............  125
                  DFA Real Estate Securities Portfolio..   94
                  Large Cap International Portfolio.....   61
                  International Core Equity Portfolio...  165
                  International Small Company Portfolio.  184
                  Japanese Small Company Portfolio......    7
                  Asia Pacific Small Company Portfolio..    5

            United Kingdom Small Company Portfolio............. $  1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   33
            DFA Global Real Estate Securities Portfolio........   22
            DFA International Small Cap Value Portfolio........  276
            International Vector Equity Portfolio..............   13
            World ex U.S. Value Portfolio......................    1
            World ex U.S. Targeted Value Portfolio.............   --
            World ex U.S. Core Equity Portfolio................   --
            Selectively Hedged Global Equity Portfolio.........   --
            Emerging Markets Portfolio.........................   84
            Emerging Markets Small Cap Portfolio...............   58
            Emerging Markets Value Portfolio...................  353
            Emerging Markets Core Equity Portfolio.............  153

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                                     U.S. GOVERNMENT    OTHER INVESTMENT
                                                       SECURITIES          SECURITIES
                                                    ----------------- ---------------------
                                                    PURCHASES  SALES  PURCHASES    SALES
                                                    --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $151,334  $44,551 $  153,335 $  208,659
U.S. Large Cap Equity Portfolio....................       --       --    123,827        341
U.S. Targeted Value Portfolio......................       --       --    673,167    582,344
U.S. Small Cap Value Portfolio.....................       --       --  1,129,770  1,149,875
U.S. Core Equity 1 Portfolio.......................       --       --  1,216,828     65,417
U.S. Core Equity 2 Portfolio.......................       --       --  1,058,546    208,354
U.S. Vector Equity Portfolio.......................       --       --    277,739     84,963
U.S. Small Cap Portfolio...........................       --       --  1,734,923    561,016
U.S. Micro Cap Portfolio...........................       --       --    496,354    457,111
DFA Real Estate Securities Portfolio...............       --       --    767,339     51,303
Large Cap International Portfolio..................       --       --    365,229    125,888
International Core Equity Portfolio................       --       --  1,508,927    246,598
DFA International Real Estate Securities Portfolio.       --       --    615,805     83,893
DFA International Small Cap Value Portfolio........       --       --    926,091    901,431
International Vector Equity Portfolio..............       --       --    371,084     14,367
Emerging Markets Core Equity Portfolio.............       --       --  3,914,246    113,118

   For the year ended October 31, 2013, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                              DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA Real Estate Securities
  Portfolio.......................  $777,963  $1,235,206 $419,586  $21,153 $22,778         --
DFA International Real Estate
  Securities Portfolio............   531,474     842,644  341,749   27,985  62,476         --

                                                     WORLD EX U.S. VALUE PORTFOLIO
                                   -----------------------------------------------------------------
                                   BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES    10/31/2012 10/31/2013 PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------    ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.......................  $  4,703  $   10,626 $  4,213  $   453 $   139        $64

                                                  WORLD EX U.S. TARGETED VALUE PORTFOLIO (A)
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
DFA International Small Cap Value
  Portfolio...........................       --    $59,508    $49,813  $  971   $635         $184
International Vector Equity Portfolio.       --      8,639      7,534     108    118            7

                                                   WORLD EX U.S. CORE EQUITY PORTFOLIO (B)
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
International Core Equity Portfolio...       --    $99,732    $93,693  $3,599   $918         $ --
Emerging Markets Core Equity
  Portfolio...........................       --     29,703     29,851   2,199    257           --

                                                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                       ----------------------------------------------------------------
                                       BALANCE AT BALANCE AT                  DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES        10/31/2012 10/31/2013 PURCHASES SALES   INCOME   REALIZED GAINS
-------------------------------        ---------- ---------- --------- ------ -------- ----------------
U.S. Core Equity 2 Portfolio..........  $14,297    $37,594    $17,321  $1,223   $429         $115
International Core Equity Portfolio...   12,942     34,847     17,035     385    694           --
Emerging Markets Core Equity
  Portfolio...........................    6,554     15,187      9,122     771    228           --

(a)The Portfolio commenced operations on November 1, 2012.

(b)The Portfolio commenced operations on April 9, 2013.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.      $(41)         $(1,482)        $1,523
U.S. Large Cap Equity Portfolio.......       (11)              11             --
U.S. Large Cap Value Portfolio........        --               --             --

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
U.S. Targeted Value Portfolio......................     $32,363        $ (3,552)      $(28,811)
U.S. Small Cap Value Portfolio.....................      30,865          (6,020)       (24,845)
U.S. Core Equity 1 Portfolio.......................          --              73            (73)
U.S. Core Equity 2 Portfolio.......................       7,427          (4,267)        (3,160)
U.S. Vector Equity Portfolio.......................       3,066          (1,370)        (1,696)
U.S. Small Cap Portfolio...........................      14,889          (3,327)       (11,562)
U.S. Micro Cap Portfolio...........................      13,457          (2,061)       (11,396)
DFA Real Estate Securities Portfolio...............          92           8,126         (8,218)
Large Cap International Portfolio..................          --             (48)            48
International Core Equity Portfolio................          --          (1,269)         1,269
International Small Company Portfolio..............      19,041           2,378        (21,419)
Japanese Small Company Portfolio...................      (3,055)          1,185          1,870
Asia Pacific Small Company Portfolio...............          --           1,717         (1,717)
United Kingdom Small Company Portfolio.............          --              --             --
Continental Small Company Portfolio................          --              11            (11)
DFA International Real Estate Securities Portfolio.          --           7,155         (7,155)
DFA Global Real Estate Securities Portfolio........          --              --             --
DFA International Small Cap Value Portfolio........      20,991          (9,402)       (11,589)
International Vector Equity Portfolio..............         640            (330)          (310)
World ex U.S. Value Portfolio......................          --               5             (5)
World ex U.S. Targeted Value Portfolio.............          39              (1)           (38)
World ex U.S. Core Equity Portfolio................          (9)             10             (1)
Selectively Hedged Global Equity Portfolio.........          --             237           (237)
Emerging Markets Portfolio.........................       4,120          (3,230)          (890)
Emerging Markets Small Cap Portfolio...............          --             (74)            74
Emerging Markets Value Portfolio...................      30,746         (10,346)       (20,400)
Emerging Markets Core Equity Portfolio.............          --          (1,813)         1,813

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         NET INVESTMENT
                                           INCOME AND
                                           SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                         -------------- ------------- --------
  Enhanced U.S. Large Company Portfolio
  2012..................................    $  2,785                  $  2,785
  2013..................................       1,597            --       1,597
  U.S. Large Cap Equity Portfolio
  2013..................................         321            --         321
  U.S. Large Cap Value Portfolio
  2012..................................     150,153                   150,153
  2013..................................     180,943            --     180,943
  U.S. Targeted Value Portfolio
  2012..................................      27,304      $ 31,976      59,280
  2013..................................      55,372       162,209     217,581
  U.S. Small Cap Value Portfolio
  2012..................................      56,139       122,752     178,891
  2013..................................     112,970       380,218     493,188

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
U.S. Core Equity 1 Portfolio
2012...............................................    $ 76,278                  $ 76,278
2013...............................................     105,633            --     105,633
U.S. Core Equity 2 Portfolio
2012...............................................     103,512      $  2,008     105,520
2013...............................................     143,640        55,772     199,412
U.S. Vector Equity Portfolio
2012...............................................      29,237           337      29,574
2013...............................................      34,959         3,507      38,466
U.S. Small Cap Portfolio
2012...............................................      44,580        14,276      58,856
2013...............................................      83,270       228,671     311,941
U.S. Micro Cap Portfolio
2012...............................................      33,018        14,720      47,738
2013...............................................      46,915       176,365     223,280
DFA Real Estate Securities Portfolio
2012...............................................     103,653                   103,653
2013...............................................     102,731            --     102,731
Large Cap International Portfolio
2012...............................................      60,808                    60,808
2013...............................................      70,787            --      70,787
International Core Equity Portfolio
2012...............................................     179,492                   179,492
2013...............................................     214,687            --     214,687
International Small Company Portfolio
2012...............................................     169,495       110,049     279,544
2013...............................................     159,066        39,012     198,078
Japanese Small Company Portfolio
2012...............................................       4,541                     4,541
2013...............................................       2,836            --       2,836
Asia Pacific Small Company Portfolio
2012...............................................       9,333                     9,333
2013...............................................       7,603            --       7,603
United Kingdom Small Company Portfolio
2012...............................................         992                       992
2013...............................................         953            --         953
Continental Small Company Portfolio
2012...............................................       2,958                     2,958
2013...............................................       2,834            --       2,834
DFA International Real Estate Securities Portfolio
2012...............................................      60,194                    60,194
2013...............................................     181,848            --     181,848
DFA Global Real Estate Securities Portfolio
2012...............................................      26,050                    26,050
2013...............................................      84,341            --      84,341
DFA International Small Cap Value Portfolio
2012...............................................     206,370       131,063     337,433
2013...............................................     198,381       117,102     315,483

                                            NET INVESTMENT
                                              INCOME AND
                                              SHORT-TERM     LONG-TERM
                                            CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                            -------------- ------------- --------
International Vector Equity Portfolio
2012.......................................    $ 14,733      $  6,546    $ 21,279
2013.......................................      17,456         2,044      19,500
World ex U.S. Value Portfolio
2012.......................................       1,438                     1,438
2013.......................................       2,334            --       2,334
World ex U.S. Targeted Value Portfolio
2013.......................................         993            --         993
World ex U.S. Core Equity Portfolio
2013.......................................       1,171            --       1,171
Selectively Hedged Global Equity Portfolio
2012.......................................         534                       534
2013.......................................         373            56         429
Emerging Markets Portfolio
2012.......................................      51,664        91,664     143,328
2013.......................................      59,866        30,527      90,393
Emerging Markets Small Cap Portfolio
2012.......................................      42,163        40,014      82,177
2013.......................................      71,149        92,100     163,249
Emerging Markets Value Portfolio
2012.......................................     300,146       202,987     503,133
2013.......................................     357,501       344,531     702,032
Emerging Markets Core Equity Portfolio
2012.......................................     143,349                   143,349
2013.......................................     205,400            --     205,400

   U.S. Large Cap Equity Portfolio commenced operations on June 25, 2013 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Targeted Value Portfolio commenced operations on November 1, 2012 and did not pay any distributions for the year ended October 31, 2012. World ex U.S. Core Equity Portfolio commenced operations on April 9, 2013 and did not pay any distributions for the year ended October 31, 2012.

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                             -------------- ------------- -------
Enhanced U.S. Large Company Portfolio.......         --             --         --
U.S. Large Cap Equity Portfolio.............         --             --         --
U.S. Large Cap Value Portfolio..............         --             --         --
U.S. Targeted Value Portfolio...............    $ 6,274        $26,089    $32,363
U.S. Small Cap Value Portfolio..............      6,218         24,617     30,865
U.S. Core Equity 1 Portfolio................         --             --         --
U.S. Core Equity 2 Portfolio................      4,443          2,984      7,427
U.S. Vector Equity Portfolio................      1,506          1,560      3,066
U.S. Small Cap Portfolio....................      4,483         10,405     14,888
U.S. Micro Cap Portfolio....................      3,060         10,398     13,458
International Small Company Portfolio.......     10,055          8,986     19,041
DFA International Small Cap Value Portfolio.     14,657          6,334     20,991

                                          NET INVESTMENT
                                            INCOME AND
                                            SHORT-TERM     LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- -------
  International Vector Equity Portfolio..    $   473        $   167    $   640
  World ex U.S. Targeted Value Portfolio.         26             26         52
  Emerging Markets Portfolio.............      3,106          1,014      4,120
  Emerging Markets Value Portfolio.......     18,634         12,112     30,746

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             UNDISTRIBUTED                                              TOTAL NET
                                             NET INVESTMENT                                           DISTRIBUTABLE
                                               INCOME AND   UNDISTRIBUTED                UNREALIZED     EARNINGS
                                               SHORT-TERM     LONG-TERM   CAPITAL LOSS  APPRECIATION  (ACCUMULATED
                                             CAPITAL GAINS  CAPITAL GAINS CARRYFOWARD  (DEPRECIATION)    LOSSES)
                                             -------------- ------------- ------------ -------------- -------------
Enhanced U.S. Large Company Portfolio.......          --            --     $  (1,059)    $    3,933    $    2,874
U.S. Large Cap Equity Portfolio.............    $    317            --            --         10,560        10,877
U.S. Large Cap Value Portfolio..............      28,647            --      (512,898)     4,225,900     3,741,649
U.S. Targeted Value Portfolio...............      17,027      $237,247            --      1,330,412     1,584,686
U.S. Small Cap Value Portfolio..............      18,970       443,687            --      2,850,347     3,313,004
U.S. Core Equity 1 Portfolio................      15,136        34,837            --      2,298,101     2,348,074
U.S. Core Equity 2 Portfolio................      19,964        98,716            --      3,166,130     3,284,810
U.S. Vector Equity Portfolio................       5,402        38,796            --        926,605       970,803
U.S. Small Cap Portfolio....................      25,516       218,763            --      2,182,172     2,426,451
U.S. Micro Cap Portfolio....................      17,211       200,725            --      1,610,873     1,828,809
DFA Real Estate Securities Portfolio........      32,487            --      (179,405)     1,274,703     1,127,785
Large Cap International Portfolio...........       9,261            --      (212,195)       612,594       409,660
International Core Equity Portfolio.........      41,670            --      (113,295)     1,437,552     1,367,061
International Small Company Portfolio.......     118,814       211,281            --      1,566,261     1,896,356
Japanese Small Company Portfolio............      11,490            --       (66,522)        16,667       (38,365)
Asia Pacific Small Company Portfolio........      11,406            --       (26,597)        24,537         9,346
United Kingdom Small Company Portfolio......         447           406            --         13,794        14,647
Continental Small Company Portfolio.........         319            --       (26,529)        38,434        12,224
DFA International Real Estate Securities
  Portfolio.................................      91,532            --      (206,697)        (5,808)     (120,973)
DFA Global Real Estate Securities Portfolio.      11,647            --          (808)       333,050       343,889
DFA International Small Cap Value
  Portfolio.................................     145,446       127,002            --      1,923,377     2,195,825
International Vector Equity Portfolio.......       5,884         7,263            --        218,801       231,948
World ex U.S. Value Portfolio...............         353            --        (2,715)        14,956        12,594
World ex U.S. Targeted Value Portfolio......         144         1,141            --         11,475        12,760
World ex U.S. Core Equity Portfolio.........          62            --            --         11,626        11,688
Selectively Hedged Global Equity Portfolio..       1,700           537            --         15,002        17,239
Emerging Markets Portfolio..................      13,976        21,322            --      1,122,953     1,158,251
Emerging Markets Small Cap Portfolio........      27,935        63,092            --        422,604       513,631
Emerging Markets Value Portfolio............     128,578       263,757            --        298,709       691,044
Emerging Markets Core Equity Portfolio......      55,409            --       (51,641)     1,198,159     1,201,927

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                  EXPIRES ON OCTOBER 31,
                                             -----------------------------------------------------------------
                                              2014   2015   2016     2017    2018    2019   UNLIMITED  TOTAL
                                             ------ ------ ------- -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.......     -- $1,059      --       --      --      --       --  $  1,059
U.S. Large Cap Equity Portfolio.............     --     --      --       --      --      --       --        --
U.S. Large Cap Value Portfolio..............     --     --      -- $512,898      --      --       --   512,898
U.S. Targeted Value Portfolio...............     --     --      --       --      --      --       --        --
U.S. Small Cap Value Portfolio..............     --     --      --       --      --      --       --        --
U.S. Core Equity 1 Portfolio................     --     --      --       --      --      --       --        --
U.S. Core Equity 2 Portfolio................     --     --      --       --      --      --       --        --
U.S. Vector Equity Portfolio................     --     --      --       --      --      --       --        --
U.S. Small Cap Portfolio....................     --     --      --       --      --      --       --        --
U.S. Micro Cap Portfolio....................     --     --      --       --      --      --       --        --
DFA Real Estate Securities Portfolio........     --     -- $45,525   62,969 $44,388 $26,523       --   179,405
Large Cap International Portfolio...........     --     --  19,004  135,392  14,311  12,549  $30,938   212,194
International Core Equity Portfolio.........     --     --      --   53,176      --      --   60,119   113,295
International Small Company Portfolio.......     --     --      --       --      --      --       --        --
Japanese Small Company Portfolio............ $2,451  8,003  23,057   13,952  12,208   5,543    1,308    66,522
Asia Pacific Small Company Portfolio........     --     --  16,317    8,261      --      --    2,019    26,597
United Kingdom Small Company Portfolio......     --     --      --       --      --      --       --        --
Continental Small Company Portfolio.........     --     --  13,544    7,224   5,252      --      509    26,529
DFA International Real Estate Securities
 Portfolio..................................     --     46  13,446   34,576  38,689  69,466   50,474   206,697
DFA Global Real Estate Securities Portfolio.     --     --      --       --     808      --       --       808
DFA International Small Cap Value Portfolio.     --     --      --       --      --      --       --        --
International Vector Equity Portfolio.......     --     --      --       --      --      --       --        --
World ex U.S. Value Portfolio...............     --     --      --       --      --   2,715       --     2,715
World ex U.S. Targeted Value Portfolio......     --     --      --       --      --      --       --        --
World ex U.S. Core Equity Portfolio.........     --     --      --       --      --      --       --        --
Selectively Hedged Global Equity Portfolio..     --     --      --       --      --      --       --        --
Emerging Markets Portfolio..................     --     --      --       --      --      --       --        --
Emerging Markets Small Cap Portfolio........     --     --      --       --      --      --       --        --
Emerging Markets Value Portfolio............     --     --      --       --      --      --       --        --
Emerging Markets Core Equity Portfolio......     --     --   7,080   26,444      --      --   18,117    51,641

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 45,882
             U.S. Large Cap Value Portfolio..............  819,591
             U.S. Core Equity 1 Portfolio................   13,834
             DFA Real Estate Securities Portfolio........   27,388
             Japanese Small Company Portfolio............    4,124
             United Kingdom Small Company Portfolio......    2,141
             Continental Small Company Portfolio.........    2,316
             DFA Global Real Estate Securities Portfolio.      308
             World ex U.S. Value Portfolio...............    3,127

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                             FEDERAL       UNREALIZED    UNREALIZED   APPRECIATION
                                             TAX COST     APPRECIATION  DEPRECIATION (DEPRECIATION)
                                          -------------- -------------- ------------ --------------
Enhanced U.S. Large Company Portfolio.... $      207,573 $        4,057 $       (82) $        3,975
U.S. Large Cap Equity Portfolio..........        159,514         11,436        (877)         10,560
U.S. Large Cap Value Portfolio...........      7,741,219      4,225,900          --       4,225,900
U.S. Targeted Value Portfolio............      3,496,204      1,435,154    (104,742)      1,330,412
U.S. Small Cap Value Portfolio...........      8,187,279      3,454,059    (603,712)      2,850,347
U.S. Core Equity 1 Portfolio.............      6,003,068      2,442,119    (144,018)      2,298,101
U.S. Core Equity 2 Portfolio.............      7,894,380      3,482,335    (315,964)      3,166,371
U.S. Vector Equity Portfolio.............      2,351,458      1,047,537    (120,932)        926,605
U.S. Small Cap Portfolio.................      6,999,688      2,475,586    (293,395)      2,182,190
U.S. Micro Cap Portfolio.................      3,920,122      1,980,490    (369,598)      1,610,891
DFA Real Estate Securities Portfolio.....      3,910,757      1,317,277     (65,498)      1,251,778
Large Cap International Portfolio........      2,379,895        784,229    (171,697)        612,532
International Core Equity Portfolio......      9,076,319      2,173,008    (734,399)      1,437,474
International Small Company Portfolio....      6,943,164      1,566,243          --       1,566,243
Japanese Small Company Portfolio.........        397,615         16,680          --          16,680
Asia Pacific Small Company Portfolio.....        306,757         24,534          --          24,534
United Kingdom Small Company Portfolio...         23,323         13,791          --          13,791
Continental Small Company Portfolio......        132,494         38,306          --          38,306
DFA International Real Estate Securities
  Portfolio..............................      2,324,655         56,716     (62,535)         (5,719)
DFA Global Real Estate Securities
  Portfolio..............................      1,753,497        333,050          --         333,050
DFA International Small Cap Value
  Portfolio..............................     10,242,293      3,483,706          --       1,923,255
International Vector Equity Portfolio....        982,267        260,467     (41,679)        218,775
World ex U.S. Value Portfolio............        102,466         14,988          --          14,988
World ex U.S. Targeted Value Portfolio...         84,463         11,475        (327)         11,475
World ex U.S. Core Equity Portfolio......        117,808         11,626          --          11,626
Selectively Hedged Global Equity
  Portfolio..............................         72,621         15,168          --          15,168
Emerging Markets Portfolio...............  2,530,894,936  1,122,991,971          --   1,122,991,971
Emerging Markets Small Cap Portfolio.....      3,614,485        422,694          --         422,694
Emerging Markets Value Portfolio.........     18,957,804        298,621          --         298,621
Emerging Markets Core Equity Portfolio...     13,076,862      2,341,323  (1,143,120)      1,198,303

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                           OCT. 31, 2013          OCT. 31, 2012
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
 Shares Issued........................................ $     9,003       477  $     5,787      353
 Shares Issued in Lieu of Cash Distributions..........       3,423       205          730       48
 Shares Redeemed......................................     (61,998)   (3,124)      (7,953)    (486)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $   (49,572)   (2,442) $    (1,436)     (85)
                                                       ===========  ========  ===========  =======
Class R2 Shares
 Shares Issued........................................ $    10,505       520  $     4,727      288
 Shares Issued in Lieu of Cash Distributions..........         923        55          162       11
 Shares Redeemed......................................      (5,597)     (281)      (4,413)    (273)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     5,831       294  $       476       26
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,049,705    53,476  $   772,443   47,901
 Shares Issued in Lieu of Cash Distributions..........     189,447    11,289       39,875    2,618
 Shares Redeemed......................................  (1,045,053)  (52,845)    (649,785) (39,847)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   194,099    11,920  $   162,533   10,672
                                                       ===========  ========  ===========  =======

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    27,484       947  $    61,477    2,199
 Shares Issued in Lieu of Cash Distributions..........       3,927       137        2,784      106
 Shares Redeemed......................................     (27,940)     (973)     (40,795)  (1,486)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     3,471       111  $    23,466      819
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 4,212,669   148,010  $ 5,047,163  179,634
 Shares Issued in Lieu of Cash Distributions..........     652,656    22,854      436,347   16,644
 Shares Redeemed......................................  (2,940,034) (104,206)  (2,278,812) (81,493)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 1,925,291    66,658  $ 3,204,698  114,785
                                                       ===========  ========  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R1 and Class R2 Shares.

   The Board of Directors of the Fund authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed Class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares had a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. FORWARD CURRENCY CONTRACTS: Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2013, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                              UNREALIZED
                                                                FOREIGN
      SETTLEMENT CURRENCY          CONTRACT      VALUE AT      EXCHANGE
         DATE    AMOUNT** CURRENCY  AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
      ---------- -------- -------- --------  ---------------- -----------
       11/13/13    8,387    Euro   $ 11,342      $ 11,387        $ 45
       11/13/13    8,294    Euro     11,270        11,260         (10)
       11/13/13   (2,071)   Euro     (2,799)       (2,811)        (12)

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT CURRENCY                    CONTRACT      VALUE AT      EXCHANGE
    DATE    AMOUNT**      CURRENCY       AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
 ---------- -------- ------------------ --------  ---------------- -----------
  11/13/13   (2,124) Euro               $ (2,893)     $ (2,884)       $   9
  11/13/13   (4,078) Euro                 (5,518)       (5,537)         (19)
  11/13/13   (8,408) Euro                (11,145)      (11,416)        (271)
  11/04/13    6,278  New Zealand Dollar    5,183         5,185            2
  11/04/13   (4,082) New Zealand Dollar   (3,367)       (3,371)          (4)
  11/04/13   (6,273) New Zealand Dollar   (5,211)       (5,181)          30
  12/05/13   (6,287) New Zealand Dollar   (5,180)       (5,182)          (2)
  11/12/13   (3,096) UK Pound Sterling    (4,979)       (4,964)          15
                                        --------      --------        -----
                                        $(13,297)     $(13,514)       $(217)
                                        ========      ========        =====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO*

                                                                   UNREALIZED
                                                                     FOREIGN
  SETTLEMENT CURRENCY                   CONTRACT      VALUE AT      EXCHANGE
     DATE    AMOUNT**      CURRENCY      AMOUNT   OCTOBER 31, 2013 GAIN (LOSS)
  ---------- --------  ---------------- --------  ---------------- -----------
   11/19/13    (1,991) Denmark Krone    $   (359)     $   (364)       $ (5)
   12/09/13    (5,621) Euro               (7,646)       (7,632)         14
   11/15/13   (19,866) Hong Kong Dollar   (2,562)       (2,562)         --
   12/30/13  (586,231) Japanese Yen       (6,040)       (5,964)         76
   12/13/13    (1,885) Swiss Franc        (2,021)       (2,078)        (57)
                                        --------      --------        ----
                                        $(18,628)     $(18,600)       $ 28
                                        ========      ========        ====

* During the year ended October 31, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average contract amount of forward currency contracts was $70,028 and $14,609 (in thousands), respectively.

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. FUTURES CONTRACTS: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) and S&P 500 Index(R) Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                              APPROXIMATE
                                                   EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- ---------- -------- ----------- -----------
Enhanced U.S. Large
  Company Portfolio....... S&P 500 Index(R)         12/20/13     467     $204,429   $7,914         --
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Index(R) Emini   12/20/13      39        3,414      133       $160

  Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2013, Enhanced U.S. Large Company Portfolio's and Selectively Hedged Global Equity Portfolio's average notional contract amount basis contract amount of outstanding futures contracts were $187,291 and $2,501 (in thousands), respectively.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Payables: Futures Margin
                             Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                  ASSET DERIVATIVES VALUE
                                            -----------------------------------
                                              TOTAL VALUE     FOREIGN
                                                   AT        EXCHANGE   EQUITY
                                            OCTOBER 31, 2013 CONTRACTS CONTRACTS
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $8,015        $ 101    $7,914*
Selectively Hedged Global Equity Portfolio.         223           90       133*

                                                LIABILITY DERIVATIVES VALUE
                                            -----------------------------------
                                              TOTAL VALUE     FOREIGN
                                                   AT        EXCHANGE   EQUITY
                                            OCTOBER 31, 2013 CONTRACTS CONTRACTS
-                                           ---------------- --------- ---------
Enhanced U.S. Large Company Portfolio......      $ (318)       $(318)       --
Selectively Hedged Global Equity Portfolio.         (62)         (62)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2013 (amounts in thousands):

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                     DERIVATIVES RECOGNIZED IN INCOME
                                                     -------------------------------
                                                                 FOREIGN
                                                                EXCHANGE    EQUITY
                                                      TOTAL     CONTRACTS  CONTRACTS
                                                      -------   ---------  ---------
Enhanced U.S. Large Company Portfolio............... $39,706      $(738)    $40,444
U.S. Targeted Value Portfolio*......................   4,864         --       4,864
U.S. Small Cap Value Portfolio*.....................   4,175         --       4,175
U.S. Vector Equity Portfolio*.......................     (48)        --         (48)
U.S. Small Cap Portfolio*...........................    (331)        --        (331)
U.S. Micro Cap Portfolio*...........................    (423)        --        (423)
International Small Company Portfolio*..............     (29)        --         (29)
Continental Small Company Portfolio*................      29         --          29
DFA International Real Estate Securities Portfolio*.     888         --         888
Selectively Hedged Global Equity Portfolio..........     813        268         545
Emerging Markets Small Cap Portfolio*...............     457         --         457

                                                         CHANGE IN UNREALIZED
                                                     APPRECIATION (DEPRECIATION) ON
                                                     DERIVATIVES RECOGNIZED IN INCOME
                                                     -------------------------------
                                                                 FOREIGN
                                                                EXCHANGE    EQUITY
                                                      TOTAL     CONTRACTS  CONTRACTS
                                                      -------   ---------  ---------
Enhanced U.S. Large Company Portfolio............... $ 6,052      $ 964     $ 5,088
Selectively Hedged Global Equity Portfolio..........     272        122         150

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                             INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                             ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio...............     0.91%       $ 4,884         14        $ 2        $10,912
U.S. Small Cap Value Portfolio..............     0.87%         3,717         17          2         10,728
U.S. Core Equity 1 Portfolio................     0.86%         5,556         13          2         12,118
U.S. Core Equity 2 Portfolio................     0.85%        11,512         12          3         26,857
U.S. Small Cap Portfolio....................     0.91%         4,540          1         --          4,540
U.S. Micro Cap Portfolio....................     0.85%         3,328         23          2          7,874
DFA Real Estate Securities Portfolio........     0.89%         3,978         11          1          7,104
Large Cap International Portfolio...........     0.88%        24,396         15          9         37,795
International Core Equity Portfolio.........     0.87%        17,268         21          9         45,610
International Small Company Portfolio.......     0.83%         4,193          1         --          4,193
DFA International Real Estate Securities
  Portfolio.................................     0.83%           358          1         --            358
DFA Global Real Estate Securities Portfolio.     0.83%         1,195          3         --          1,573
DFA International Small Cap Value Portfolio.     0.85%        18,409         90         39         58,797
International Vector Equity Portfolio.......     0.85%         1,225          8         --          2,787
World ex U.S. Value Portfolio...............     0.87%           834         22         --          5,473
World ex U.S. Targeted Value Portfolio......     0.84%           426          9         --          1,067
World ex U.S. Core Equity Portfolio.........     0.84%           312         20         --          1,484

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Portfolio's available line of credit was utilized.

   At October 31, 2013 only the DFA International Small Cap Value Portfolio had outstanding borrowings under the lines of credit of $4,016 (in thousands).

J. SECURITIES LENDING:

   As of October 31, 2013, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                              --------
          Large Cap International Portfolio.................. $ 19,115
          International Core Equity Portfolio................   54,401
          DFA International Real Estate Securities Portfolio.    1,189
          DFA International Small Cap Value Portfolio........   42,290
          International Vector Equity Portfolio..............    5,783
          Emerging Markets Core Equity Portfolio.............  374,335

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                   APPROXIMATE
                                                                                    PERCENTAGE
                                                                      NUMBER OF   OF OUTSTANDING
                                                                     SHAREHOLDERS     SHARES
                                                                     ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class
  Shares............................................................      5             85%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.......      3             99%
U.S. Large Cap Value Portfolio -- Institutional Class Shares........      3             73%
U.S. Targeted Value Portfolio -- Class R1 Shares....................      4             95%
U.S. Targeted Value Portfolio -- Class R2 Shares....................      6             81%
U.S. Targeted Value Portfolio -- Institutional Class Shares.........      3             62%
U.S. Small Cap Value Portfolio -- Institutional Class Shares........      3             60%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares..........      4             74%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares..........      6             81%
U.S. Vector Equity Portfolio -- Institutional Class Shares..........      5             95%
U.S. Small Cap Portfolio -- Institutional Class Shares..............      3             48%
U.S. Micro Cap Portfolio -- Institutional Class Shares..............      4             70%
DFA Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      4             85%
Large Cap International Portfolio -- Institutional Class Shares.....      3             69%
International Core Equity Portfolio -- Institutional Class Shares...      4             75%
International Small Company Portfolio -- Institutional Class
  Shares............................................................      4             57%
Japanese Small Company Portfolio -- Institutional Class Shares......      4             82%
Asia Pacific Small Company Portfolio -- Institutional Class
  Shares............................................................      3             87%
United Kingdom Small Company Portfolio -- Institutional Class
  Shares............................................................      3             94%
Continental Small Company Portfolio -- Institutional Class
  Shares............................................................      5             95%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares......................................................      4             93%
DFA Global Real Estate Securities Portfolio -- Institutional Class
  Shares............................................................      3             82%
DFA International Small Cap Value Portfolio -- Institutional Class
  Shares............................................................      3             57%
International Vector Equity Portfolio -- Institutional Class
  Shares............................................................      4             87%
World ex U.S. Value Portfolio -- Institutional Class Shares.........      5             84%
World ex U.S. Targeted Value Portfolio -- Institutional Class
  Shares............................................................      3            100%
World ex U.S. Core Equity Portfolio -- Institutional Class Shares...      2             97%
Selectively Hedged Global Equity Portfolio..........................      3             96%
Emerging Markets Portfolio -- Institutional Class Shares............      4             68%
Emerging Markets Small Cap Portfolio -- Institutional Class
  Shares............................................................      4             51%
Emerging Markets Value Portfolio -- Class R2 Shares.................      5             85%
Emerging Markets Value Portfolio -- Institutional Class Shares......      2             28%
Emerging Markets Core Equity Portfolio -- Institutional Class
  Shares............................................................      3             59%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to the U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to the U.S. Large Cap Value Series arising from the Lawsuits. Until the U.S. Large Cap Value Series can do so, no reduction of the net asset value of the U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of the U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by the U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by the U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DFAIDG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for each of the following five Portfolios: U.S. Small Cap Portfolio, U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Enhanced U.S. Large Company Portfolio, and U.S. Targeted Value Portfolio. It is expected that each Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolios under the Investment Management Agreements will be the same as under the Current Agreements. When the Investment Management Agreements become effective, each Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, and Emerging Markets Core Equity Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2013

                                    [CHART]

                       DFA Commodity              Dow Jones-UBS Commodity
                     Strategy Portfolio             Index Total Return
                 -------------------------     ----------------------------
 11/9/2010                $10,000                         $10,000
11/30/2010                  9,480                           9,414
12/31/2010                 10,464                          10,420
 1/31/2011                 10,584                          10,525
 2/28/2011                 10,804                          10,664
 3/31/2011                 11,010                          10,884
 4/30/2011                 11,440                          11,261
 5/31/2011                 10,889                          10,691
 6/30/2011                 10,337                          10,152
 7/31/2011                 10,678                          10,452
 8/31/2011                 10,788                          10,557
 9/30/2011                  9,187                           9,001
10/31/2011                  9,798                           9,597
11/30/2011                  9,538                           9,384
12/31/2011                  9,199                           9,032
 1/31/2012                  9,480                           9,256
 2/29/2012                  9,752                           9,506
 3/31/2012                  9,360                           9,112
 4/30/2012                  9,299                           9,074
 5/31/2012                  8,494                           8,245
 6/30/2012                  8,889                           8,698
 7/31/2012                  9,494                           9,261
 8/31/2012                  9,676                           9,381
 9/30/2012                  9,840                           9,541
10/31/2012                  9,497                           9,171
11/30/2012                  9,547                           9,176
12/31/2012                  9,321                           8,937
 1/31/2013                  9,544                           9,151
 2/28/2013                  9,169                           8,777
 3/31/2013                  9,229                           8,836
 4/30/2013                  8,996                           8,590
 5/31/2013                  8,763                           8,397
 6/30/2013                  8,304                           8,001
 7/31/2013                  8,436                           8,110
 8/31/2013                  8,730                           8,386
 9/30/2013                  8,529                           8,172
10/31/2013                  8,438                           7,963              Past performance is not predictive of
                                                                               future performance.

                                                                               The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
                                                                               would pay on fund distributions or the
          AVERAGE ANNUAL         ONE             FROM                          redemption of fund shares.
          TOTAL RETURN           YEAR         11/09/2010
          -----------------------------------------------------                Dow Jones-UBS data provided by S&P
                                -11.15%         -5.55%                         Dow Jones Indices, LLC and UBS AG.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2013

   During the fiscal year ended, October 31, 2013, commodities produced mostly negative returns. Stepping outside this trend were the petroleum based commodities which may have benefited from renewed Middle East concerns and continuing pipeline and refinery hurdles. Natural gas prices experienced a substantial decline in part likely due to lower demand and increased supply in a market less restrained by delivery and refinery bottlenecks. Corn and wheat prices experienced significant declines in 2013 as the U.S. emerged from the 2012 drought with early signs of bumper corn crop followed by a much improved summer wheat harvest. As equity markets surged and evidence of lower inflation expectations emerged, silver and gold erased nearly half the value created in a ten year rally that ended at the beginning of the period. Industrial metals saw modest drops on increased supply.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will generally focus investment in that longer-term area; otherwise, the Portfolio will generally focus investment in the short-term range of the eligible maturity range.

   For the 12 months ended October 31, 2013, the total return was -11.15% for the Portfolio and -12.21% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio's outperformance came from a combination of both the flexibility the Portfolio maintains relative to the benchmark in regards to its management of futures contract expirations and the Portfolio's investment in fixed income securities.

   The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period ranged from +10.19% (WTI crude oil) to -38.88% (coffee).

   While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component duration decreased slightly from 1.85 to 1.82 years during the period. The Portfolio benefited from the exposure to longer duration relative to its short-term obligations on its derivatives. It also benefited from its credit exposure during a period where credit spreads narrowed. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2013
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/13  10/31/13    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $  937.90    0.34%    $1.66
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.49    0.34%    $1.73

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  46.6%
              Foreign Corporate............................  22.5%
              Foreign Government...........................   3.1%
              Government...................................  26.3%
              Supranational................................   1.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
BONDS -- (73.7%)
AUSTRALIA -- (3.3%)
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.............................   $     960 $   980,442
Commonwealth Bank of Australia
    1.250%, 09/18/15.............................       4,780   4,836,132
National Australia Bank, Ltd.
    5.500%, 05/20/15............................. EUR   6,500   9,487,697
Westpac Banking Corp.
    4.200%, 02/27/15.............................       9,500   9,966,782
                                                              -----------
TOTAL AUSTRALIA..................................              25,271,053
                                                              -----------

CANADA -- (6.1%)
Bank of Nova Scotia
    1.850%, 01/12/15.............................       6,400   6,503,782
    3.400%, 01/22/15.............................       1,800   1,863,149
    2.050%, 10/07/15.............................       2,500   2,567,370
Barrick Gold Finance Co.
    4.875%, 11/15/14.............................       2,200   2,284,333
Enbridge, Inc.
    5.800%, 06/15/14.............................       1,900   1,954,481
    4.900%, 03/01/15.............................       1,500   1,579,136
Husky Energy, Inc.
    5.900%, 06/15/14.............................       2,500   2,579,240
Ontario, Province of Canada
    2.300%, 05/10/16.............................       5,000   5,196,160
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15.............................       1,830   1,926,485
Royal Bank of Canada
    0.800%, 10/30/15.............................       2,500   2,511,975
    2.625%, 12/15/15.............................       2,500   2,600,817
Thomson Reuters Corp.
    5.700%, 10/01/14.............................         800     837,010
Toronto-Dominion Bank (The)
    5.375%, 05/14/15............................. EUR   4,000   5,833,228
    2.500%, 07/14/16.............................       2,500   2,603,477
TransAlta Corp.
    4.750%, 01/15/15.............................       2,508   2,612,709
TransCanada PipeLines, Ltd.
    3.400%, 06/01/15.............................       3,106   3,242,518
                                                              -----------
TOTAL CANADA.....................................              46,695,870
                                                              -----------

FRANCE -- (1.4%)
Agence Francaise de Developpement
    2.500%, 07/15/15.............................       3,000   3,098,520
BNP Paribas SA
    3.250%, 03/11/15.............................       4,035   4,171,484
Orange SA
    4.375%, 07/08/14.............................       3,231   3,307,549
    2.125%, 09/16/15.............................         500     508,988
                                                              -----------
TOTAL FRANCE.....................................              11,086,541
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                      -------   ------
                                                       (000)
GERMANY -- (0.4%)
Deutsche Bank AG
    3.875%, 08/18/14.............................   $   1,750 $ 1,796,307
    3.250%, 01/11/16.............................       1,000   1,050,266
                                                              -----------
TOTAL GERMANY....................................               2,846,573
                                                              -----------
JAPAN -- (1.6%)
Japan Bank for International Cooperation
    2.250%, 07/13/16.............................       8,000   8,303,824
Nomura Holdings, Inc.
    5.000%, 03/04/15.............................       3,500   3,670,349
                                                              -----------
TOTAL JAPAN......................................              11,974,173
                                                              -----------
NETHERLANDS -- (5.1%)
Aegon NV
    4.625%, 12/01/15.............................       3,489   3,736,754
Bank Nederlandse Gemeenten
    2.750%, 07/01/15.............................       9,500   9,856,060
Cooperatieve Centrale Raiffeisen-
 Boerenleenbank BA
    3.125%, 02/05/15............................. CAD   7,000   6,823,162
    2.125%, 10/13/15.............................       7,000   7,186,669
Deutsche Telekom International Finance BV
    4.875%, 07/08/14.............................       1,900   1,955,066
Nederlandse Waterschapsbank NV
    2.000%, 09/09/15.............................       9,000   9,244,674
                                                              -----------
TOTAL NETHERLANDS................................              38,802,385
                                                              -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.5%)
European Investment Bank
    6.500%, 09/10/14............................. NZD   2,531   2,145,833
Nordic Investment Bank
    7.500%, 04/15/15............................. NZD  11,000   9,607,162
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....              11,752,995
                                                              -----------
SWEDEN -- (3.8%)
Nordea Bank AB
    2.750%, 08/11/15............................. EUR   5,000   7,048,063
Svensk Exportkredit AB
    2.125%, 07/13/16.............................       7,000   7,260,589
Svenska Handelsbanken AB
    1.500%, 07/06/15............................. EUR   7,000   9,654,792
    3.125%, 07/12/16.............................       5,000   5,256,480
                                                              -----------
TOTAL SWEDEN.....................................              29,219,924
                                                              -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT^   VALUE+
                                                       -------   ------
                                                        (000)
SWITZERLAND -- (0.3%)
Credit Suisse New York
    5.500%, 05/01/14............................. $        250 $   256,292
    3.500%, 03/23/15.............................        1,000   1,039,644
UBS AG
    3.875%, 01/15/15.............................        1,163   1,207,444
                                                               -----------
TOTAL SWITZERLAND................................                2,503,380
                                                               -----------
UNITED KINGDOM -- (3.6%)
Barclays Bank P.L.C.
    5.200%, 07/10/14.............................        1,500   1,548,627
BP Capital Markets P.L.C.
    5.250%, 11/07/13.............................        3,500   3,501,015
British Telecommunications P.L.C.
    2.000%, 06/22/15.............................        3,100   3,157,737
Lloyds Bank P.L.C.
    4.875%, 01/21/16.............................        5,000   5,396,695
Rio Tinto Finance USA P.L.C.
    1.125%, 03/20/15.............................        3,850   3,872,496
Royal Bank of Scotland Group P.L.C.
    2.550%, 09/18/15.............................        6,300   6,452,334
Vodafone Group P.L.C.
    4.150%, 06/10/14.............................        1,825   1,864,155
    3.375%, 11/24/15.............................        2,000   2,098,058
                                                               -----------
TOTAL UNITED KINGDOM.............................               27,891,117
                                                               -----------
UNITED STATES -- (46.6%)
AbbVie, Inc.
    1.200%, 11/06/15.............................        4,000   4,027,968
ACE INA Holdings, Inc.
    5.875%, 06/15/14.............................        1,250   1,291,344
    2.600%, 11/23/15.............................        3,295   3,416,226
Aetna, Inc.
    6.000%, 06/15/16.............................        1,496   1,687,507
Aflac, Inc.
    3.450%, 08/15/15.............................        3,800   3,985,166
Air Products & Chemicals, Inc.
    2.000%, 08/02/16.............................        3,615   3,712,612
Allstate Corp. (The)
    5.000%, 08/15/14.............................        2,130   2,205,334
Altria Group, Inc.
    4.125%, 09/11/15.............................        2,170   2,299,033
American Express Credit Corp.
    5.125%, 08/25/14.............................        1,700   1,764,231
    1.750%, 06/12/15.............................        1,200   1,221,452
    2.750%, 09/15/15.............................        2,250   2,333,975
American International Group, Inc.
    3.000%, 03/20/15.............................        6,000   6,172,836
Ameriprise Financial, Inc.
    5.650%, 11/15/15.............................        1,625   1,781,575
Amgen, Inc.
    1.875%, 11/15/14.............................        1,825   1,850,368
    4.850%, 11/18/14.............................        1,000   1,044,713

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Anheuser-Busch InBev Worldwide, Inc.
    0.800%, 07/15/15............................. $       2,000 $2,009,190
Apple, Inc.
    0.450%, 05/03/16.............................        10,000  9,955,790
Assurant, Inc.
    5.625%, 02/15/14.............................         2,000  2,027,674
AT&T, Inc.
    2.500%, 08/15/15.............................         4,600  4,732,190
AutoZone, Inc.
    6.950%, 06/15/16.............................         3,000  3,423,804
Bank of America Corp.
    1.500%, 10/09/15.............................         5,000  5,043,090
    3.750%, 07/12/16.............................         1,500  1,595,907
BB&T Corp.
    5.700%, 04/30/14.............................         3,087  3,165,691
Berkshire Hathaway Finance Corp.
    4.850%, 01/15/15.............................         5,000  5,262,540
BlackRock, Inc.
    3.500%, 12/10/14.............................         2,000  2,067,870
Burlington Northern Santa Fe LLC
    4.875%, 01/15/15.............................           200    210,117
Capital One Financial Corp.
    6.250%, 11/15/13.............................           150    150,245
    7.375%, 05/23/14.............................         1,189  1,232,737
    2.150%, 03/23/15.............................         4,700  4,778,795
Cardinal Health, Inc.
    4.000%, 06/15/15.............................         3,000  3,153,489
Caterpillar Financial Services Corp.
    2.650%, 04/01/16.............................         5,000  5,213,965
CenterPoint Energy Resources Corp.
    6.150%, 05/01/16.............................         5,000  5,589,525
Charles Schwab Corp. (The)
    0.850%, 12/04/15.............................         3,000  3,003,879
Cisco Systems, Inc.
    1.625%, 03/14/14.............................         1,550  1,557,810
Citigroup, Inc.
    6.375%, 08/12/14.............................           636    663,907
    5.300%, 01/07/16.............................         2,716  2,946,129
CNA Financial Corp.
    5.850%, 12/15/14.............................         3,277  3,453,752
Coca-Cola Enterprises, Inc.
    1.125%, 11/12/13.............................         1,607  1,607,227
Comcast Corp.
    4.950%, 06/15/16.............................         3,500  3,861,242
Comerica, Inc.
    3.000%, 09/16/15.............................         2,277  2,371,762
Computer Sciences Corp.
    2.500%, 09/15/15.............................         3,558  3,643,705

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Consolidated Edison Co. of New York, Inc.
    4.700%, 02/01/14............................. $         400 $  404,035
CVS Caremark Corp.
    3.250%, 05/18/15.............................         1,000  1,039,406
Daimler Finance North America LLC
    6.500%, 11/15/13.............................         2,100  2,103,564
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
    4.750%, 10/01/14.............................         1,500  1,555,052
    3.500%, 03/01/16.............................         5,000  5,236,805
Dominion Resources, Inc.
    5.150%, 07/15/15.............................         1,400  1,500,374
    2.250%, 09/01/15.............................         5,000  5,132,045
Dow Chemical Co. (The)
    2.500%, 02/15/16.............................         1,000  1,035,552
Eastman Chemical Co.
    3.000%, 12/15/15.............................         1,000  1,040,022
Ecolab, Inc.
    1.000%, 08/09/15.............................         2,000  2,005,328
Emerson Electric Co.
    5.625%, 11/15/13.............................         1,200  1,201,766
Enbridge Energy Partners L.P.
    5.350%, 12/15/14.............................         1,475  1,548,818
Energy Transfer Partners L.P.
    5.950%, 02/01/15.............................         1,200  1,272,361
Enterprise Products Operating LLC
    5.600%, 10/15/14.............................         2,666  2,790,894
EOG Resources, Inc.
    2.950%, 06/01/15.............................         2,440  2,531,261
    2.500%, 02/01/16.............................         1,325  1,374,307
Exelon Corp.
    4.900%, 06/15/15.............................           500    529,780
Exelon Generation Co. LLC
    5.350%, 01/15/14.............................         1,100  1,110,129
Express Scripts Holding Co.
    2.100%, 02/12/15.............................         4,000  4,063,120
    3.125%, 05/15/16.............................         1,975  2,072,462
Fifth Third Bancorp
    3.625%, 01/25/16.............................         1,000  1,055,520
Fifth Third Bank
    0.900%, 02/26/16.............................         2,000  1,992,132
Ford Motor Credit Co. LLC
    12.000%, 05/15/15............................         3,500  4,072,435
Freeport-McMoRan Copper & Gold, Inc.
    1.400%, 02/13/15.............................         3,996  4,016,284
General Electric Capital Corp.
    2.150%, 01/09/15.............................         6,000  6,119,154
    1.625%, 07/02/15.............................         2,000  2,032,202
Gilead Sciences, Inc.
    2.400%, 12/01/14.............................         3,000  3,056,091

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
Goldman Sachs Group, Inc. (The)
    3.300%, 05/03/15............................. $       3,500 $3,622,444
Google, Inc.
    2.125%, 05/19/16.............................         6,000  6,224,196
Hartford Financial Services Group, Inc.
    4.000%, 03/30/15.............................         1,400  1,460,812
Hess Corp.
    7.000%, 02/15/14.............................           175    177,965
Hewlett-Packard Co.
    2.625%, 12/09/14.............................         1,300  1,323,257
HSBC USA, Inc.
    2.375%, 02/13/15.............................         2,000  2,046,018
Humana, Inc.
    6.450%, 06/01/16.............................         4,500  5,043,060
Johnson Controls, Inc.
    5.500%, 01/15/16.............................         1,282  1,402,513
JPMorgan Chase & Co.
    3.700%, 01/20/15.............................         2,800  2,900,626
    3.400%, 06/24/15.............................         1,000  1,041,719
KeyCorp
    3.750%, 08/13/15.............................         3,000  3,150,111
Lorillard Tobacco Co.
    3.500%, 08/04/16.............................         4,000  4,220,124
Lowe's Cos., Inc.
    5.000%, 10/15/15.............................         1,050  1,137,528
Marathon Oil Corp.
    0.900%, 11/01/15.............................         1,140  1,140,961
Marsh & McLennan Cos., Inc.
    5.750%, 09/15/15.............................         1,916  2,082,361
Medtronic, Inc.
    4.750%, 09/15/15.............................         1,087  1,170,416
MetLife, Inc.
    2.375%, 02/06/14.............................           420    422,145
    5.500%, 06/15/14.............................         1,250  1,288,560
    5.000%, 06/15/15.............................           500    533,653
    6.750%, 06/01/16.............................         3,000  3,437,859
Mondelez International, Inc.
    4.125%, 02/09/16.............................         3,716  3,963,813
Morgan Stanley
    3.800%, 04/29/16.............................         6,000  6,339,840
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15.............................         2,800  2,896,152
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................           750    750,400
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................         1,000  1,001,215
Omnicom Group, Inc.
    5.900%, 04/15/16.............................         1,750  1,948,935
ONEOK, Inc.
    5.200%, 06/15/15.............................         1,000  1,061,186
PACCAR Financial Corp.
    0.750%, 08/14/15.............................         2,000  2,008,570

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                        -------   ------
                                                         (000)
UNITED STATES -- (Continued)
PepsiCo, Inc.
    0.700%, 08/13/15.............................   $     5,595 $5,607,096
Plains All American Pipeline L.P. / PAA Finance
 Corp.
    3.950%, 09/15/15.............................         2,830  2,991,780
PNC Funding Corp.
    5.400%, 06/10/14.............................         2,075  2,136,161
    4.250%, 09/21/15.............................           600    638,531
PPG Industries, Inc.
    1.900%, 01/15/16.............................         2,050  2,084,602
Procter & Gamble Co. (The)
    4.500%, 05/12/14............................. EUR     4,000  5,547,927
Progress Energy, Inc.
    5.625%, 01/15/16.............................         2,000  2,198,458
Prudential Financial, Inc.
    3.875%, 01/14/15.............................         1,000  1,037,274
    6.200%, 01/15/15.............................         2,448  2,604,883
Quest Diagnostics, Inc.
    5.450%, 11/01/15.............................         4,000  4,325,932
Qwest Corp.
    7.500%, 10/01/14.............................         2,300  2,430,401
Reynolds American, Inc.
    1.050%, 10/30/15.............................         4,000  4,006,504
Safeway, Inc.
    5.625%, 08/15/14.............................         4,500  4,626,990
Sempra Energy
    2.000%, 03/15/14.............................           416    418,176
Sherwin-Williams Co. (The)
    3.125%, 12/15/14.............................         1,048  1,077,526
Southern Power Co.
    4.875%, 07/15/15.............................         3,660  3,904,235
Spectra Energy Capital LLC
    5.500%, 03/01/14.............................         1,500  1,522,094
    5.668%, 08/15/14.............................           955    991,163
SunTrust Banks, Inc.
    3.600%, 04/15/16.............................         4,000  4,242,620
Target Corp.
    5.875%, 07/15/16.............................           325    369,446
TD Ameritrade Holding Corp.
    4.150%, 12/01/14.............................         2,350  2,438,064
Textron, Inc.
    6.200%, 03/15/15.............................         1,500  1,602,257
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15.............................         2,250  2,320,697
    2.250%, 08/15/16.............................         2,953  3,019,587
Time Warner Cable, Inc.
    3.500%, 02/01/15.............................         4,000  4,114,304
Toyota Motor Credit Corp.
    1.000%, 02/17/15.............................         3,000  3,024,282
    0.875%, 07/17/15.............................         2,000  2,014,134
Union Bank NA
    2.125%, 12/16/13.............................         1,400  1,403,023
    3.000%, 06/06/16.............................         1,000  1,053,850

                                                           FACE
                                                          AMOUNT^    VALUE+
                                                          -------    ------
                                                           (000)
UNITED STATES -- (Continued)
UnitedHealth Group, Inc.
      5.000%, 08/15/14.............................  $      1,170 $  1,212,522
Valero Energy Corp.
      4.750%, 04/01/14.............................         1,125    1,144,494
      4.500%, 02/01/15.............................           900      940,535
Verizon Communications, Inc.
      0.700%, 11/02/15.............................         3,000    2,990,118
      5.550%, 02/15/16.............................         2,400    2,637,326
Viacom, Inc.
      4.375%, 09/15/14.............................         1,229    1,268,054
Walgreen Co.
      1.000%, 03/13/15.............................         3,720    3,734,162
Walt Disney Co. (The)
      0.875%, 12/01/14.............................         1,500    1,509,917
WellPoint, Inc.
      5.000%, 12/15/14.............................         2,500    2,619,695
      5.250%, 01/15/16.............................         3,000    3,271,287
Wells Fargo & Co.
      3.750%, 10/01/14.............................         2,300    2,369,591
      1.250%, 02/13/15.............................         1,000    1,008,132
      1.500%, 07/01/15.............................         2,500    2,534,633
Williams Partners L.P.
      3.800%, 02/15/15.............................         2,300    2,383,414
Xerox Corp.
      4.250%, 02/15/15.............................         3,500    3,645,974
Yum! Brands, Inc.
      4.250%, 09/15/15.............................         2,485    2,636,985
Zimmer Holdings, Inc.
      1.400%, 11/30/14.............................         1,000    1,005,338
                                                                  ------------
TOTAL UNITED STATES................................                357,867,884
                                                                  ------------
TOTAL BONDS........................................                565,911,895
                                                                  ------------
AGENCY OBLIGATIONS -- (15.7%)
Federal Home Loan Bank
      0.375%, 06/24/16.............................        15,000   14,977,785
Federal Home Loan Mortgage Corporation
      5.250%, 04/18/16.............................        30,000   33,478,110
Federal National Mortgage Association
      0.500%, 03/30/16.............................        72,000   72,011,016
                                                                  ------------
TOTAL AGENCY OBLIGATIONS...........................                120,466,911
                                                                  ------------

U.S. TREASURY OBLIGATIONS -- (10.6%)
U.S. Treasury Notes
++^^  0.375%, 11/15/15.............................        53,000   53,049,714
      1.000%, 10/31/16.............................        28,000   28,330,316
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS....................                 81,380,030
                                                                  ------------
TOTAL INVESTMENTS -- (100.0%)
(Cost $764,976,576)................................               $767,758,836
                                                                  ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ---------------------------------------------
                                           LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                          ---------  ------------  ------- ------------
Bonds
  Australia..............................        --  $ 25,271,053    --    $ 25,271,053
  Canada.................................        --    46,695,870    --      46,695,870
  France.................................        --    11,086,541    --      11,086,541
  Germany................................        --     2,846,573    --       2,846,573
  Japan..................................        --    11,974,173    --      11,974,173
  Netherlands............................        --    38,802,385    --      38,802,385
  Supranational Organization Obligations.        --    11,752,995    --      11,752,995
  Sweden.................................        --    29,219,924    --      29,219,924
  Switzerland............................        --     2,503,380    --       2,503,380
  United Kingdom.........................        --    27,891,117    --      27,891,117
  United States..........................        --   357,867,884    --     357,867,884
Agency Obligations.......................        --   120,466,911    --     120,466,911
U.S. Treasury Obligations................        --    81,380,030    --      81,380,030
Swap Agreements**........................        --    (5,585,539)   --      (5,585,539)
Futures Contracts**...................... $(567,936)           --    --        (567,936)
Forward Currency Contracts**.............        --      (785,037)   --        (785,037)
                                          ---------  ------------    --    ------------
TOTAL.................................... $(567,936) $761,388,260    --    $760,820,324
                                          =========  ============    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


ASSETS:
Investments at Value................................................................... $    767,759
Temporary Cash.........................................................................       10,380
Segregated Cash for Swap Contracts.....................................................        1,665
Cash...................................................................................        6,395
Receivables:
  Interest.............................................................................        5,481
  Fund Shares Sold.....................................................................        1,649
Unrealized Gain on Swap Contracts......................................................        7,681
Unrealized Gain on Forward Currency Contracts..........................................          171
Prepaid Expenses and Other Assets......................................................           36
                                                                                        ------------
     Total Assets......................................................................      801,217
                                                                                        ------------
LIABILITIES:
Payables:
  Due to Custodian.....................................................................            3
  Fund Shares Redeemed.................................................................          279
  Due to Advisor.......................................................................          198
  Futures Margin Variation.............................................................          109
Unrealized Loss on Swap Contracts......................................................       13,267
Unrealized Loss on Forward Currency Contracts..........................................          956
Accrued Expenses and Other Liabilities.................................................           91
                                                                                        ------------
     Total Liabilities.................................................................       14,903
                                                                                        ------------
NET ASSETS............................................................................. $    786,314
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   94,697,328
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $       8.30
                                                                                        ============
Investments at Cost.................................................................... $    764,977
                                                                                        ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    788,190
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).        1,500
Accumulated Net Realized Gain (Loss)...................................................          770
Net Unrealized Foreign Exchange Gain (Loss)............................................         (774)
Net Unrealized Appreciation (Depreciation).............................................       (3,372)
                                                                                        ------------
NET ASSETS............................................................................. $    786,314
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest........................................................................................ $  6,268
                                                                                                   --------
     Total Investment Income......................................................................    6,268
                                                                                                   --------
EXPENSES
  Investment Advisory Services Fees...............................................................    2,227
  Accounting & Transfer Agent Fees................................................................       58
  Custodian Fees..................................................................................       25
  Filing Fees.....................................................................................       87
  Shareholders' Reports...........................................................................       41
  Directors'/Trustees' Fees & Expenses............................................................        6
  Professional Fees...............................................................................       49
  Other...........................................................................................       16
                                                                                                   --------
     Total Expenses...............................................................................    2,509
                                                                                                   --------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (345)
  Fees Paid Indirectly............................................................................      (24)
                                                                                                   --------
  Net Expenses....................................................................................    2,140
                                                                                                   --------
  NET INVESTMENT INCOME (LOSS)....................................................................    4,128
                                                                                                   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold....................................................................      952
    Futures.......................................................................................   (1,683)
    Swap Contracts................................................................................  (68,369)
    Foreign Currency Transactions.................................................................   (1,229)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency....................................................       75
    Futures.......................................................................................     (717)
    Swap Contracts................................................................................   (6,861)
    Translation of Foreign Currency Denominated Amounts...........................................      715
                                                                                                   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................................................  (77,117)
                                                                                                   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................... $(72,989)
                                                                                                   ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                           YEAR       YEAR
                                                                                          ENDED      ENDED
                                                                                         OCT. 31,   OCT. 31,
                                                                                           2013       2012
                                                                                        ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $   4,128  $   2,616
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................       952      1,207
    Futures............................................................................    (1,683)    (2,170)
    Swap Contracts.....................................................................   (68,369)   (17,151)
    Foreign Currency Transactions......................................................    (1,229)     1,374
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................        75      1,848
    Futures............................................................................      (717)       112
    Swap Contracts.....................................................................    (6,861)     3,344
    Translation of Foreign Currency Denominated Amounts................................       715     (1,489)
                                                                                        ---------  ---------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   (72,989)   (10,309)
                                                                                        ---------  ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (2,493)    (2,038)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................      (472)      (151)
  Net Long-Term Gains:
    Institutional Class Shares.........................................................      (472)        --
                                                                                        ---------  ---------
     Total Distributions...............................................................    (3,437)    (2,189)
                                                                                        ---------  ---------
Capital Share Transactions (1):
  Shares Issued........................................................................   552,864    371,713
  Shares Issued in Lieu of Cash Distributions..........................................     3,267      2,084
  Shares Redeemed......................................................................  (151,470)  (134,001)
                                                                                        ---------  ---------
     Net Increase (Decrease) from Capital Share Transactions...........................   404,661    239,796
                                                                                        ---------  ---------
     Total Increase (Decrease) in Net Assets...........................................   328,235    227,298
NET ASSETS
  Beginning of Year....................................................................   458,079    230,781
                                                                                        ---------  ---------
  End of Year.......................................................................... $ 786,314  $ 458,079
                                                                                        =========  =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................    63,019     39,879
  Shares Issued in Lieu of Cash Distributions..........................................       366        232
  Shares Redeemed......................................................................   (17,417)   (14,994)
                                                                                        ---------  ---------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................    45,968     25,117
                                                                                        =========  =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $   1,500  $   1,816

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                                             YEAR       YEAR
                                                                                                            ENDED      ENDED
                                                                                                           OCT. 31,   OCT. 31,
                                                                                                             2013       2012
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..................................................................... $   9.40   $   9.77
                                                                                                          --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................................................     0.06       0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).............................................    (1.10)     (0.37)
                                                                                                          --------   --------
   Total from Investment Operations......................................................................    (1.04)     (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................................................    (0.04)     (0.06)
  Net Realized Gains.....................................................................................    (0.02)     (0.01)
                                                                                                          --------   --------
   Total Distributions...................................................................................    (0.06)     (0.07)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................................................................... $   8.30   $   9.40
========================================================================================================= ========   ========
Total Return.............................................................................................   (11.15)%    (3.08)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................................................................... $786,314   $458,079
Ratio of Expenses to Average Net Assets..................................................................     0.34%      0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees and Fees Paid Indirectly)........................................................     0.40%      0.41%
Ratio of Net Investment Income to Average Net Assets.....................................................     0.66%      0.79%
Portfolio Turnover Rate..................................................................................       64%        69%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                              PERIOD
                                                                                                          NOV. 9, 2010(A)
                                                                                                            TO OCT. 31,
                                                                                                               2011
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.....................................................................    $  10.00
                                                                                                             --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).......................................................................        0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).............................................       (0.27)
                                                                                                             --------
   Total from Investment Operations......................................................................       (0.20)
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..................................................................................       (0.03)
  Net Realized Gains.....................................................................................          --
                                                                                                             --------
   Total Distributions...................................................................................       (0.03)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...........................................................................    $   9.77
========================================================================================================= ===============
Total Return.............................................................................................       (2.02)%(D)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................................................................    $230,781
Ratio of Expenses to Average Net Assets..................................................................        0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of
 Previously Waived Fees and Fees Paid Indirectly)........................................................        0.53%(C)(E)
Ratio of Net Investment Income to Average Net Assets.....................................................        0.64%(C)(E)
Portfolio Turnover Rate..................................................................................          50%(D)
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolio.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter M of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2013, the Portfolio held $140,511,030 in the Subsidiary, representing 17.54% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. At October 31, 2013, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2013, approximately $345 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $24

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (amount in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $5

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Portfolio made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $264,251  $162,427 $455,344  $222,937

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of bank income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(69,244)       $(1,951)       $71,195

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2012.............................     $2,410         $ 37      $2,447
     2013.............................      2,965          472       3,437

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                 TOTAL NET
                                  NET INVESTMENT                              DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED   UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM    APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.     $1,150         $451         $(3,362)       $(1,761)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                          NET
                                                                       UNREALIZED
                                  FEDERAL   UNREALIZED   UNREALIZED   APPRECIATION
                                  TAX COST APPRECIATION DEPRECIATION (DEPRECIATION)
                                  -------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $764,977    $3,782      $(1,000)       $2,782

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At October 31, 2013, the Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

DFA COMMODITY STRATEGY PORTFOLIO*

                                                                 UNREALIZED
                                                      VALUE AT     FOREIGN
    SETTLEMENT CURRENCY                    CONTRACT  OCTOBER 31,  EXCHANGE
       DATE    AMOUNT**      CURRENCY       AMOUNT      2013     GAIN (LOSS)
    ---------- -------- ------------------ --------  ----------- -----------
     11/19/13   (7,176) Canadian Dollar    $ (6,965)  $ (6,879)     $  86
     11/18/13    5,416  Euro                  7,409      7,353        (56)
     11/18/13  (33,550) Euro                (44,654)   (45,554)      (900)
     11/18/13  (14,349) New Zealand Dollar  (11,926)   (11,841)        85
                                           --------   --------      -----
                                           $(56,136)  $(56,921)     $(785)
                                           ========   ========      =====

* During the year ended October 31, 2013, the Portfolio's average contract amount of forward currency contracts was $109,168 (in thousands):

**Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through an futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because uncleared swaps are two-party contracts and may have terms of greater than seven days, these swap agreements may be considered to be illiquid. In addition, because uncleared swaps are not traded on exchanges, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make or receive.

   Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely. Among other risks, there is a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position in a swap contract.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2013, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                               EXPIRATION NUMBER OF  CONTRACT UNREALIZED
      DESCRIPTION                 DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
      -----------              ---------- ---------- -------- -----------
      Brent Crude Oil Futures.  02/13/14      12      $1,292     $ --
      CBT Corn Futures........  03/14/14      48       1,054      (11)
      CBT Soybean Futures.....  01/14/14      29       1,836      (31)

                                  EXPIRATION NUMBER OF  CONTRACT UNREALIZED
   DESCRIPTION                       DATE    CONTRACTS*  AMOUNT  GAIN (LOSS)
   -----------                    ---------- ---------- -------- -----------
   CBT Wheat Futures.............  03/14/14      21     $   713     $ (11)
   Coffee 'C' Futures............  03/19/14      10         407        (6)
   Copper Futures................  03/27/14      18       1,489        (7)
   Cotton No.2 Futures...........  03/07/14      11         436        (4)
   Gasoline RBOB Futures.........  12/31/13       7         762        (5)
   Gold 100 oz Futures...........  02/26/14      15       1,987       (41)
   KCB Wheat Futures.............  03/14/14      21         779       (11)
   LME Nickel Futures............  01/13/14       5         438         2
   LME Prime Aluminum Futures....  01/13/14      22       1,019        (4)
   LME Zinc Futures..............  01/13/14      12         585         1
   Lean Hogs Futures.............  02/14/14      13         479       (11)
   Light Sweet Crude Oil Futures.  12/19/13      27       2,609      (102)
   Live Cattle Futures...........  02/28/14      14         752        (4)
   Natural Gas Futures...........  12/27/13      92       3,369      (248)
   NY Harbor ULSD Futures........  12/31/13       6         745        (6)
   Silver Futures................  03/27/14       6         658       (30)
   Soybean Meal Futures..........  01/14/14      15         595       (13)
   Soybean Oil Futures...........  01/14/14      21         525         1
   Sugar #11 Futures.............  02/28/14      42         862       (27)
                                                        -------     -----
                                                        $23,391     $(568)
                                                        =======     =====

  The Subsidiary's securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2013 the Subsidiary's average notional contract amount of outstanding futures contracts was $22,232 (in thousands).

   At October 31, 2013, the Subsidiary had the following outstanding commodity total return swaps (dollar amounts in thousands):

                                                                             UNREALIZED
                                    COMMODITY    EXPIRATION      NOTIONAL   APPRECIATION
COUNTERPARTY                        EXPOSURE        DATE         AMOUNT*   (DEPRECIATION)
------------                     -------------   ----------     ---------  --------------
Citibank, N.A................... Index**         12/31/2013 USD $(243,297)    $(2,417)
Citibank, N.A................... Natural Gas     01/31/2014 USD    64,518       4,079
Citibank, N.A................... Natural Gas     04/30/2014 USD   (63,429)     (3,452)
Credit Suisse................... Index**         11/22/2013 USD   (48,661)       (485)
Credit Suisse................... Index**         11/22/2013 USD   (59,241)       (590)
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD    18,060         333
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD     9,713         216
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD    (9,452)       (163)
Deutsche Bank AG, London Branch. Soybean         11/21/2013 USD   (17,577)       (237)
Deutsche Bank AG, London Branch. Index**         11/22/2013 USD  (201,585)     (2,010)
Deutsche Bank AG, London Branch. WTI Crude Oil   12/18/2013 USD    56,210       3,053
Deutsche Bank AG, London Branch. WTI Crude Oil   03/19/2014 USD   (54,698)     (1,843)
UBS AG.......................... Index**         01/29/2014 USD  (215,652)     (2,070)
                                                                ---------     -------
                                                                $(765,091)    $(5,586)
                                                                =========     =======

* During the year ended October 31, 2013 the Subsidiary's average notional value of outstanding swap contracts was $620,010 (amount in thousands).

**Swap is exposed to the 22 commodities in the Dow Jones-UBS Commodity Index.

   The following is a summary of the location of derivatives on the Portfolio's Statements of Assets and Liabilities as of October 31, 2013:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Contracts                                  Payables: Futures Margin
                                                        Variation

 Foreign Exchange          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Other Contracts           Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2013 (amounts in thousands):

                                                                     ASSET DERIVATIVES VALUE
                                                                     ----------------------
                                            TOTAL VALUE               FOREIGN
                                                 AT                  EXCHANGE      OTHER
                                          OCTOBER 31, 2013           CONTRACTS   CONTRACTS
-                                         ----------------           ---------   ---------
Dimensional Cayman Commodity Fund I, LTD.       $7,852                  $171       $7,681

                                                            LIABILITY DERIVATIVES VALUE
                                                           --------------------------------
                                            TOTAL VALUE               FOREIGN
                                                 AT        COMMODITY EXCHANGE      OTHER
                                          OCTOBER 31, 2013 CONTRACTS CONTRACTS   CONTRACTS
-                                         ---------------- --------- ---------   ---------
Dimensional Cayman Commodity Fund I, LTD.     $(14,791)      $(568)*   $(956)    $(13,267)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2013 (amounts in thousands):

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------             -----------------------------------------------------------
Commodity Contracts         Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures
Foreign Exchange Contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions Change
                              in Unrealized Appreciation (Depreciation) of: Translation of Foreign
                              Currency Denominated Amounts
Other Contracts             Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                              Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                                  REALIZED GAIN (LOSS) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                          --------------------------------------
                                                               FOREIGN
                                                    COMMODITY EXCHANGE    OTHER
                                            TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          --------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(71,257)  $(1,683)  $(1,205) $(68,369)


                                                   CHANGE IN UNREALIZED
                                              APPRECIATION (DEPRECIATION) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                          -------------------------------------
                                                              FOREIGN
                                                   COMMODITY EXCHANGE    OTHER
                                           TOTAL   CONTRACTS CONTRACTS CONTRACTS
                                          -------  --------- --------- ---------
Dimensional Cayman Commodity Fund I, LTD. $(6,865)   $(717)    $713     $(6,861)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2013.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   At October 31, 2013, three shareholders held 87% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA COMMODITY STRATEGY PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value           MSCI World ex
                   Portfolio-Class R2        USA Index (net dividends)
                 -----------------------     -------------------------
 4/30/2008              $10,000                       $10,000
 5/31/2008               10,000                        10,152
 6/30/2008                9,006                         9,362
 7/31/2008                8,752                         9,029
 8/31/2008                8,381                         8,680
 9/30/2008                7,404                         7,427
10/31/2008                5,537                         5,882
11/30/2008                5,194                         5,563
12/31/2008                5,594                         5,856
 1/31/2009                4,819                         5,310
 2/28/2009                4,220                         4,772
 3/31/2009                4,686                         5,087
 4/30/2009                5,539                         5,743
 5/31/2009                6,361                         6,469
 6/30/2009                6,268                         6,402
 7/31/2009                7,007                         7,003
 8/31/2009                7,404                         7,339
 9/30/2009                7,789                         7,641
10/31/2009                7,467                         7,519
11/30/2009                7,685                         7,705
12/31/2009                7,769                         7,828
 1/31/2010                7,316                         7,461
 2/28/2010                7,340                         7,453
 3/31/2010                7,920                         7,933
 4/30/2010                7,781                         7,815
 5/31/2010                6,874                         6,952
 6/30/2010                6,751                         6,852
 7/31/2010                7,584                         7,485
 8/31/2010                7,209                         7,261
 9/30/2010                7,990                         7,958
10/31/2010                8,259                         8,241
11/30/2010                7,836                         7,892
12/31/2010                8,567                         8,528
 1/31/2011                8,931                         8,712
 2/28/2011                9,224                         9,035
 3/31/2011                8,966                         8,854
 4/30/2011                9,443                         9,336
 5/31/2011                9,097                         9,059
 6/30/2011                8,968                         8,930
 7/31/2011                8,679                         8,783
 8/31/2011                7,744                         8,040
 9/30/2011                6,896                         7,233
10/31/2011                7,555                         7,936
11/30/2011                7,306                         7,569
12/31/2011                7,106                         7,487
 1/31/2012                7,579                         7,891
 2/29/2012                7,974                         8,325
 3/31/2012                7,907                         8,263
 4/30/2012                7,622                         8,123
 5/31/2012                6,676                         7,197
 6/30/2012                7,146                         7,669
 7/31/2012                7,112                         7,764
 8/31/2012                7,407                         7,986
 9/30/2012                7,665                         8,228
10/31/2012                7,759                         8,286
11/30/2012                7,877                         8,460
12/31/2012                8,263                         8,716
 1/31/2013                8,646                         9,144
 2/28/2013                8,382                         9,053
 3/31/2013                8,408                         9,125
 4/30/2013                8,817                         9,541
 5/31/2013                8,707                         9,327
 6/30/2013                8,400                         8,978
 7/31/2013                8,968                         9,455             Past performance is not predictive of
 8/31/2013                8,902                         9,333             future performance.
 9/30/2013                9,570                         9,993
10/31/2013                9,901                        10,328             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE          FROM              redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      04/30/2008
         -----------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              27.61%      12.33%       -0.18%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                 DFA International Value            MSCI World ex USA
               Portfolio-Institutional Class      Index (net dividends)
               -----------------------------      ---------------------
10/31/2003               $10,000                         $10,000
11/30/2003                10,209                          10,227
12/31/2003                10,972                          11,011
 1/31/2004                11,250                          11,164
 2/29/2004                11,587                          11,421
 3/31/2004                11,767                          11,478
 4/30/2004                11,413                          11,178
 5/31/2004                11,523                          11,230
 6/30/2004                11,999                          11,489
 7/31/2004                11,557                          11,139
 8/31/2004                11,701                          11,185
 9/30/2004                12,075                          11,511
10/31/2004                12,537                          11,925
11/30/2004                13,462                          12,718
12/31/2004                14,132                          13,255
 1/31/2005                13,985                          12,994
 2/28/2005                14,537                          13,572
 3/31/2005                14,174                          13,264
 4/30/2005                13,742                          12,926
 5/31/2005                13,759                          12,950
 6/30/2005                13,976                          13,161
 7/31/2005                14,597                          13,586
 8/31/2005                15,079                          13,961
 9/30/2005                15,500                          14,599
10/31/2005                15,262                          14,127
11/30/2005                15,535                          14,501
12/31/2005                16,290                          15,173
 1/31/2006                17,400                          16,133
 2/28/2006                17,562                          16,079
 3/31/2006                18,302                          16,589
 4/30/2006                19,223                          17,382
 5/31/2006                18,447                          16,722
 6/30/2006                18,320                          16,700
 7/31/2006                18,604                          16,857
 8/31/2006                19,236                          17,336
 9/30/2006                19,505                          17,322
10/31/2006                20,366                          18,006
11/30/2006                21,033                          18,543
12/31/2006                21,852                          19,074
 1/31/2007                22,258                          19,191
 2/28/2007                22,239                          19,344
 3/31/2007                22,952                          19,840
 4/30/2007                24,105                          20,742
 5/31/2007                24,928                          21,203
 6/30/2007                24,746                          21,224
 7/31/2007                24,054                          20,931
 8/31/2007                23,776                          20,628
 9/30/2007                25,013                          21,800
10/31/2007                26,220                          22,748
11/30/2007                24,627                          21,858
12/31/2007                24,090                          21,447
 1/31/2008                22,139                          19,513
 2/29/2008                21,852                          19,867
 3/31/2008                22,115                          19,583
 4/30/2008                23,096                          20,672
 5/31/2008                23,106                          20,986
 6/30/2008                20,812                          19,354
 7/31/2008                20,223                          18,665
 8/31/2008                19,370                          17,943
 9/30/2008                17,109                          15,353
10/31/2008                12,817                          12,159
11/30/2008                12,030                          11,500
12/31/2008                12,929                          12,106
 1/31/2009                11,148                          10,976
 2/28/2009                 9,779                           9,865
 3/31/2009                10,841                          10,515
 4/30/2009                12,832                          11,871
 5/31/2009                14,740                          13,373
 6/30/2009                14,519                          13,234
 7/31/2009                16,237                          14,477
 8/31/2009                17,159                          15,170
 9/30/2009                18,042                          15,796
10/31/2009                17,316                          15,543
11/30/2009                17,821                          15,927
12/31/2009                18,030                          16,181
 1/31/2010                16,983                          15,423
 2/28/2010                17,036                          15,407
 3/31/2010                18,394                          16,399
 4/30/2010                18,076                          16,155
 5/31/2010                15,949                          14,372
 6/30/2010                15,672                          14,164
 7/31/2010                17,627                          15,473
 8/31/2010                16,757                          15,011
 9/30/2010                18,552                          16,451
10/31/2010                19,209                          17,037
11/30/2010                18,228                          16,315
12/31/2010                19,936                          17,629
 1/31/2011                20,782                          18,009
 2/28/2011                21,465                          18,676
 3/31/2011                20,873                          18,302
 4/30/2011                21,983                          19,299
 5/31/2011                21,189                          18,727
 6/30/2011                20,893                          18,460
 7/31/2011                20,218                          18,156
 8/31/2011                18,050                          16,621
 9/30/2011                16,075                          14,952
10/31/2011                17,600                          16,406
11/30/2011                17,032                          15,648
12/31/2011                16,577                          15,477
 1/31/2012                17,690                          16,312
 2/29/2012                18,601                          17,209
 3/31/2012                18,456                          17,082
 4/30/2012                17,791                          16,792
 5/31/2012                15,594                          14,878
 6/30/2012                16,692                          15,852
 7/31/2012                16,623                          16,050
 8/31/2012                17,301                          16,508
 9/30/2012                17,916                          17,009
10/31/2012                18,147                          17,128
11/30/2012                18,424                          17,488
12/31/2012                19,330                          18,017
 1/31/2013                20,227                          18,903
 2/28/2013                19,622                          18,715
 3/31/2013                19,679                          18,863
 4/30/2013                20,647                          19,722
 5/31/2013                20,391                          19,281
 6/30/2013                19,672                          18,558
 7/31/2013                21,015                          19,546           Past performance is not predictive of
 8/31/2013                20,860                          19,294           future performance.
 9/30/2013                22,434                          20,657
10/31/2013                23,209                          21,350           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                27.90%       12.61%      8.78%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                U.S. Large Company Portfolio     S&P 500/R/Index
                ----------------------------     ---------------
10/31/2003                 $10,000                  $10,000
11/30/2003                  10,084                   10,088
12/31/2003                  10,603                   10,617
 1/31/2004                  10,798                   10,811
 2/29/2004                  10,944                   10,962
 3/31/2004                  10,786                   10,796
 4/30/2004                  10,615                   10,627
 5/31/2004                  10,761                   10,773
 6/30/2004                  10,972                   10,982
 7/31/2004                  10,605                   10,619
 8/31/2004                  10,641                   10,661
 9/30/2004                  10,758                   10,777
10/31/2004                  10,918                   10,941
11/30/2004                  11,361                   11,384
12/31/2004                  11,745                   11,772
 1/31/2005                  11,460                   11,485
 2/28/2005                  11,708                   11,726
 3/31/2005                  11,497                   11,519
 4/30/2005                  11,285                   11,300
 5/31/2005                  11,634                   11,660
 6/30/2005                  11,655                   11,676
 7/31/2005                  12,092                   12,111
 8/31/2005                  11,979                   12,000
 9/30/2005                  12,076                   12,097
10/31/2005                  11,875                   11,896
11/30/2005                  12,327                   12,346
12/31/2005                  12,330                   12,350
 1/31/2006                  12,658                   12,677
 2/28/2006                  12,683                   12,711
 3/31/2006                  12,843                   12,870
 4/30/2006                  13,020                   13,042
 5/31/2006                  12,640                   12,667
 6/30/2006                  12,665                   12,684
 7/31/2006                  12,742                   12,763
 8/31/2006                  13,047                   13,066
 9/30/2006                  13,376                   13,403
10/31/2006                  13,811                   13,840
11/30/2006                  14,066                   14,103
12/31/2006                  14,268                   14,301
 1/31/2007                  14,487                   14,517
 2/28/2007                  14,204                   14,233
 3/31/2007                  14,354                   14,392
 4/30/2007                  14,999                   15,030
 5/31/2007                  15,516                   15,554
 6/30/2007                  15,265                   15,296
 7/31/2007                  14,785                   14,822
 8/31/2007                  15,006                   15,044
 9/30/2007                  15,568                   15,607
10/31/2007                  15,816                   15,855
11/30/2007                  15,151                   15,192
12/31/2007                  15,056                   15,086
 1/31/2008                  14,151                   14,181
 2/29/2008                  13,692                   13,721
 3/31/2008                  13,640                   13,661
 4/30/2008                  14,299                   14,327
 5/31/2008                  14,483                   14,513
 6/30/2008                  13,268                   13,289
 7/31/2008                  13,162                   13,178
 8/31/2008                  13,347                   13,368
 9/30/2008                  12,172                   12,177
10/31/2008                  10,137                   10,132
11/30/2008                   9,418                    9,405
12/31/2008                   9,521                    9,505
 1/31/2009                   8,728                    8,704
 2/28/2009                   7,800                    7,777
 3/31/2009                   8,484                    8,458
 4/30/2009                   9,296                    9,268
 5/31/2009                   9,824                    9,786
 6/30/2009                   9,836                    9,805
 7/31/2009                  10,584                   10,547
 8/31/2009                  10,965                   10,928
 9/30/2009                  11,376                   11,336
10/31/2009                  11,157                   11,125
11/30/2009                  11,827                   11,792
12/31/2009                  12,056                   12,020
 1/31/2010                  11,629                   11,588
 2/28/2010                  11,987                   11,947
 3/31/2010                  12,713                   12,668
 4/30/2010                  12,907                   12,868
 5/31/2010                  11,871                   11,840
 6/30/2010                  11,251                   11,220
 7/31/2010                  12,039                   12,007
 8/31/2010                  11,500                   11,464
 9/30/2010                  12,522                   12,488
10/31/2010                  12,995                   12,963
11/30/2010                  12,995                   12,964
12/31/2010                  13,864                   13,831
 1/31/2011                  14,200                   14,159
 2/28/2011                  14,676                   14,644
 3/31/2011                  14,693                   14,650
 4/30/2011                  15,115                   15,084
 5/31/2011                  14,946                   14,913
 6/30/2011                  14,693                   14,664
 7/31/2011                  14,396                   14,366
 8/31/2011                  13,620                   13,586
 9/30/2011                  12,656                   12,631
10/31/2011                  14,046                   14,011
11/30/2011                  14,003                   13,980
12/31/2011                  14,155                   14,123
 1/31/2012                  14,784                   14,756
 2/29/2012                  15,414                   15,394
 3/31/2012                  15,930                   15,901
 4/30/2012                  15,829                   15,801
 5/31/2012                  14,869                   14,851
 6/30/2012                  15,483                   15,463
 7/31/2012                  15,700                   15,678
 8/31/2012                  16,046                   16,031
 9/30/2012                  16,460                   16,445
10/31/2012                  16,156                   16,142
11/30/2012                  16,257                   16,235
12/31/2012                  16,395                   16,383
 1/31/2013                  17,242                   17,232
 2/28/2013                  17,476                   17,466
 3/31/2013                  18,133                   18,121
 4/30/2013                  18,485                   18,470
 5/31/2013                  18,910                   18,902
 6/30/2013                  18,663                   18,648
 7/31/2013                  19,606                   19,597
 8/31/2013                  19,031                   19,030         Past performance is not predictive of
 9/30/2013                  19,631                   19,626         future performance.
10/31/2013                  20,534                   20,529
                                                                    The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN            redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS
         -----------------------------------------------------      The S&P data are provided by Standard
                              27.10%     15.16%     7.46%           & Poor's Index Services Group.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large caps while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in US dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................          9.32%                9.28%
              South Korea..................          9.57%               12.65%
              Brazil.......................          7.85%               -1.52%
              Taiwan.......................         18.76%               18.08%
              South Africa.................         20.85%                5.07%
              India........................         14.98%                0.65%
              Russia.......................         12.94%               10.89%
              Mexico.......................          1.41%                2.11%
              Malaysia.....................         13.25%                9.32%
              Indonesia....................          1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2013, total returns were 27.61% for the Portfolio's Class R2 shares, 27.90% for the Portfolio's Institutional Class shares, and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Master Fund's greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's performance relative to the Index as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's performance relative to the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap, and/or micro cap companies relative to widely used benchmarks.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio uses futures to gain market exposure for uninvested cash. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2013, the total return was 27.10% for the Portfolio and 27.18% for the S&P 500(R) Index. The Portfolio's return is net of fees and expenses. The impact of fees and expenses was primarily responsible for the performance difference.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2013
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/13  10/31/13    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,123.00    0.67%    $3.59
   Institutional Class Shares......... $1,000.00 $1,124.10    0.43%    $2.30
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.83    0.67%    $3.41
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,110.90    0.09%    $0.48
     Hypothetical 5% Annual Return. $1,000.00 $1,024.75    0.09%    $0.46

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................  10.2%
              Energy.......................................  10.5%
              Financials...................................  14.1%
              Health Care..................................  13.0%
              Industrials..................................  10.8%
              Information Technology.......................  17.8%
              Materials....................................   3.5%
              Real Estate Investment Trusts................   2.0%
              Telecommunication Services...................   2.5%
              Utilities....................................   3.1%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2013

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,528,252,884
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,271,384,583)............................. $6,528,252,884
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES      VALUE+    OF NET ASSETS**
                                          ------      ------    ---------------
 COMMON STOCKS -- (95.8%)
 Consumer Discretionary -- (12.0%)
 *   Amazon.com, Inc....................   114,712 $ 41,758,609            0.9%
     Comcast Corp. Class A..............   810,716   38,573,867            0.8%
     Home Depot, Inc. (The).............   444,014   34,584,250            0.7%
     McDonald's Corp....................   309,860   29,907,687            0.6%
     Walt Disney Co. (The)..............   514,981   35,322,547            0.7%
     Other Securities...................            424,800,285            8.6%
                                                   ------------          ------
 Total Consumer Discretionary...........            604,947,245           12.3%
                                                   ------------          ------
 Consumer Staples -- (9.8%)
     Altria Group, Inc..................   621,306   23,131,222            0.5%
     Coca-Cola Co. (The)................ 1,181,763   46,762,362            0.9%
     CVS Caremark Corp..................   380,757   23,705,931            0.5%
     PepsiCo, Inc.......................   478,040   40,198,384            0.8%
     Philip Morris International, Inc...   501,701   44,711,593            0.9%
     Procter & Gamble Co. (The).........   848,933   68,551,340            1.4%
     Wal-Mart Stores, Inc...............   504,546   38,723,905            0.8%
     Other Securities...................            208,289,380            4.2%
                                                   ------------          ------
 Total Consumer Staples.................            494,074,117           10.0%
                                                   ------------          ------
 Energy -- (10.1%)
     Chevron Corp.......................   598,869   71,840,325            1.5%
     ConocoPhillips.....................   379,095   27,787,664            0.6%
     Exxon Mobil Corp................... 1,364,373  122,275,108            2.5%
     Occidental Petroleum Corp..........   249,762   23,997,133            0.5%
     Schlumberger, Ltd..................   410,147   38,438,977            0.8%
     Other Securities...................            225,470,233            4.5%
                                                   ------------          ------
 Total Energy...........................            509,809,440           10.4%
                                                   ------------          ------
 Financials -- (13.5%)
     American Express Co................   287,597   23,525,435            0.5%
     American International Group, Inc..   457,622   23,636,176            0.5%
     Bank of America Corp............... 3,330,044   46,487,414            0.9%
 *   Berkshire Hathaway, Inc. Class B...   557,922   64,205,664            1.3%
     Citigroup, Inc.....................   942,626   45,981,296            0.9%
     JPMorgan Chase & Co................ 1,166,787   60,136,202            1.2%
     Wells Fargo & Co................... 1,497,743   63,938,649            1.3%
     Other Securities...................            355,099,998            7.3%
                                                   ------------          ------
 Total Financials.......................            683,010,834           13.9%
                                                   ------------          ------
 Health Care -- (12.5%)
     AbbVie, Inc........................   491,435   23,810,026            0.5%
     Amgen, Inc.........................   233,518   27,088,088            0.6%
     Bristol-Myers Squibb Co............   510,311   26,801,534            0.5%
 #*  Gilead Sciences, Inc...............   474,448   33,681,064            0.7%
     Johnson & Johnson..................   873,518   80,896,502            1.6%
     Merck & Co., Inc...................   907,088   40,900,598            0.8%
     Pfizer, Inc........................ 2,052,092   62,958,183            1.3%
     UnitedHealth Group, Inc............   315,146   21,511,866            0.4%
     Other Securities...................            312,439,051            6.4%
                                                   ------------          ------
 Total Health Care......................            630,086,912           12.8%
                                                   ------------          ------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES        VALUE+     OF NET ASSETS**
                                                           ------        ------     ---------------
Industrials -- (10.3%)
      3M Co..............................................    201,262 $   25,328,823            0.5%
      Boeing Co. (The)...................................    215,146     28,076,553            0.6%
      General Electric Co................................  3,156,664     82,515,197            1.7%
      Union Pacific Corp.................................    143,778     21,767,989            0.4%
      United Parcel Service, Inc. Class B................    223,945     22,000,357            0.4%
      United Technologies Corp...........................    261,648     27,800,100            0.6%
      Other Securities...................................               314,852,424            6.4%
                                                                     --------------          ------
Total Industrials........................................               522,341,443           10.6%
                                                                     --------------          ------
Information Technology -- (17.0%)
^^    Apple, Inc.........................................    281,607    147,097,416            3.0%
      Cisco Systems, Inc.................................  1,661,918     37,393,155            0.7%
*     Google, Inc. Class A...............................     86,710     89,361,592            1.8%
      Intel Corp.........................................  1,544,269     37,726,492            0.8%
      International Business Machines Corp...............    319,176     57,199,531            1.2%
      Mastercard, Inc. Class A...........................     32,155     23,058,350            0.5%
      Microsoft Corp.....................................  2,349,651     83,060,163            1.7%
      Oracle Corp........................................  1,105,266     37,026,411            0.7%
      QUALCOMM, Inc......................................    531,730     36,939,283            0.7%
      Visa, Inc. Class A.................................    160,005     31,468,183            0.6%
      Other Securities...................................               280,366,312            5.8%
                                                                     --------------          ------
Total Information Technology.............................               860,696,888           17.5%
                                                                     --------------          ------
Materials -- (3.3%)
      Other Securities...................................               169,897,794            3.5%
                                                                     --------------          ------
Real Estate Investment Trusts -- (1.9%)
      Other Securities...................................                94,307,577            1.9%
                                                                     --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc..........................................  1,646,249     59,594,214            1.2%
      Verizon Communications, Inc........................    887,024     44,803,582            0.9%
      Other Securities...................................                16,150,126            0.3%
                                                                     --------------          ------
Total Telecommunication Services.........................               120,547,922            2.4%
                                                                     --------------          ------
Utilities -- (3.0%)
      Other Securities...................................               151,721,926            3.1%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,841,442,098           98.4%
                                                                     --------------          ------
TEMPORARY CASH INVESTMENTS -- (1.4%)
^^    State Street Institutional Liquid Reserves, 0.073%. 68,839,949     68,839,949            1.4%
                                                                     --------------          ------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund..................... 12,245,750 $  141,683,331            2.9%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,728,012,931)................................              $5,051,965,378          102.7%
                                                                     ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  604,947,245           --   --    $  604,947,245
  Consumer Staples..............    494,074,117           --   --       494,074,117
  Energy........................    509,809,440           --   --       509,809,440
  Financials....................    683,010,834           --   --       683,010,834
  Health Care...................    630,086,912           --   --       630,086,912
  Industrials...................    522,341,443           --   --       522,341,443
  Information Technology........    860,696,888           --   --       860,696,888
  Materials.....................    169,897,794           --   --       169,897,794
  Real Estate Investment Trusts.     94,307,577           --   --        94,307,577
  Telecommunication Services....    120,547,922           --   --       120,547,922
  Utilities.....................    151,721,926           --   --       151,721,926
Temporary Cash Investments......     68,839,949           --   --        68,839,949
Securities Lending Collateral...             -- $141,683,331   --       141,683,331
Futures Contracts**.............      2,265,842           --   --         2,265,842
                                 -------------- ------------   --    --------------
TOTAL........................... $4,912,547,889 $141,683,331   --    $5,054,231,220
                                 ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                            DFA        U.S. LARGE
                                                                                       INTERNATIONAL    COMPANY
                                                                                      VALUE PORTFOLIO  PORTFOLIO
                                                                                      --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,528,253  $         --
Investments at Value (including $0 and $138,383 of securities on loan, respectively). $           --  $  4,841,442
Temporary Cash Investments at Value & Cost...........................................             --        68,840
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.............             --       141,683
Segregated Cash for Futures Contracts................................................             --         3,440
Receivables:
  Dividends, Interest and Tax Reclaims...............................................             --         4,961
  Securities Lending Income..........................................................             --            19
  Fund Shares Sold...................................................................          5,719         2,753
  From Advisor.......................................................................             --            66
Prepaid Expenses and Other Assets....................................................             78            65
                                                                                      --------------  ------------
     Total Assets....................................................................      6,534,050     5,063,269
                                                                                      --------------  ------------
LIABILITIES:
Payables:
  Due to Custodian...................................................................             --           315
  Upon Return of Securities Loaned...................................................             --       141,683
  Fund Shares Redeemed...............................................................          4,792         2,790
  Due to Advisor.....................................................................          1,092            --
  Futures Margin Variation...........................................................             --           405
Accrued Expenses and Other Liabilities...............................................            294           740
                                                                                      --------------  ------------
     Total Liabilities...............................................................          6,178       145,933
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,527,872  $  4,917,336
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $5,517 and $0 and shares outstanding of
 283,528 and 0, respectively......................................................... $        19.46  $        N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,522,355 and $4,917,336 and
 shares outstanding of 335,372,731 and 354,537,647, respectively..................... $        19.45  $      13.87
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investments in Affiliated Investment Companies at Cost............................... $    5,271,385  $         --
                                                                                      ==============  ============
Investments at Cost.................................................................. $           --  $  2,517,490
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    5,868,866  $  2,977,770
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).............................................................................         14,422        12,679
Accumulated Net Realized Gain (Loss).................................................       (612,632)     (399,331)
Net Unrealized Foreign Exchange Gain (Loss)..........................................            348            --
Net Unrealized Appreciation (Depreciation)...........................................      1,256,868     2,326,218
                                                                                      --------------  ------------
NET ASSETS........................................................................... $    6,527,872  $  4,917,336
                                                                                      ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                                DFA
                                                                                           INTERNATIONAL U.S. LARGE
                                                                                               VALUE      COMPANY
                                                                                            PORTFOLIO*   PORTFOLIO
                                                                                           ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
  Dividends (Net of Foreign Taxes Withheld of $14,975 and $0, respectively)...............  $  193,378   $       --
  Interest................................................................................           5           --
  Income from Securities Lending..........................................................       9,968           --
  Expenses Allocated from Affiliated Investment Company...................................     (13,256)          --
                                                                                            ----------   ----------
     Total Net Investment Income Received from Affiliated Investment Companies............     190,095           --
                                                                                            ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $55, respectively)...................  $       --   $   99,082
  Interest................................................................................          --           81
  Income from Securities Lending..........................................................          --          334
                                                                                            ----------   ----------
     Total Investment Income..............................................................          --       99,497
                                                                                            ----------   ----------
EXPENSES
  Investment Advisory Services Fees.......................................................          --        1,120
  Administrative Services Fees............................................................      11,871        2,066
  Accounting & Transfer Agent Fees........................................................          67          348
  S&P 500(R) Fees.........................................................................          --           98
  Shareholder Servicing Fees -- Class R2 Shares...........................................          18           --
  Custodian Fees..........................................................................          --           54
  Filing Fees.............................................................................          92           67
  Shareholders' Reports...................................................................         159          122
  Directors'/Trustees' Fees & Expenses....................................................          64           48
  Professional Fees.......................................................................          77          445
  Other...................................................................................          87           88
                                                                                            ----------   ----------
     Total Expenses.......................................................................      12,435        4,456
                                                                                            ----------   ----------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)...............................................................................          --         (229)
                                                                                            ----------   ----------
  Net Expenses............................................................................      12,435        4,227
                                                                                            ----------   ----------
  NET INVESTMENT INCOME (LOSS)............................................................     177,660       95,270
                                                                                            ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Investment Securities                                    --          409
  Net Realized Gain (Loss) on:
    Investment Securities Sold............................................................     296,792      180,412
    Futures...............................................................................      (1,213)       8,021
    Foreign Currency Transactions**.......................................................      (1,636)          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency............................................     993,902      780,086
    Futures...............................................................................          27        2,321
    Translation of Foreign Currency Denominated Amounts...................................         396           --
                                                                                            ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................................................   1,288,268      971,249
                                                                                            ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........................  $1,465,928   $1,066,519
                                                                                            ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $2 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE    U.S. LARGE COMPANY
                                                                         PORTFOLIO                PORTFOLIO
                                                                 ------------------------  ----------------------
                                                                     YEAR         YEAR        YEAR        YEAR
                                                                    ENDED        ENDED       ENDED       ENDED
                                                                   OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                     2013         2012        2013        2012
                                                                 -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   177,660  $   186,021  $   95,270  $   83,523
  Capital Gain Distributions Received from Investment
   Securities...................................................          --           --         409         543
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................................     296,792       74,190     180,412      68,937
    Futures.....................................................      (1,213)          --       8,021      12,993
    Foreign Currency Transactions*..............................      (1,636)        (951)         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................     993,902      (96,127)    780,086     393,550
    Futures.....................................................          27           --       2,321      (3,799)
    Translation of Foreign Currency Denominated Amounts.........         396         (209)         --          --
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   1,465,928      162,924   1,066,519     555,747
                                                                 -----------  -----------  ----------  ----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (218)        (205)         --          --
    Institutional Class Shares..................................    (189,040)    (180,761)    (94,840)    (81,785)
                                                                 -----------  -----------  ----------  ----------
     Total Distributions........................................    (189,258)    (180,966)    (94,840)    (81,785)
                                                                 -----------  -----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,466,636    1,339,320     774,924     610,737
  Shares Issued in Lieu of Cash Distributions...................     178,512      168,269      82,335      70,255
  Shares Redeemed...............................................  (1,881,241)  (1,295,677)   (948,938)   (879,631)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....    (236,093)     211,912     (91,679)   (198,639)
                                                                 -----------  -----------  ----------  ----------
     Total Increase (Decrease) in Net Assets....................   1,040,577      193,870     880,000     275,323
NET ASSETS
  Beginning of Year.............................................   5,487,295    5,293,425   4,037,336   3,762,013
                                                                 -----------  -----------  ----------  ----------
  End of Year................................................... $ 6,527,872  $ 5,487,295  $4,917,336  $4,037,336
                                                                 ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................      83,922       89,258      62,326      57,663
  Shares Issued in Lieu of Cash Distributions...................      10,436       11,721       6,727       6,768
  Shares Redeemed...............................................    (107,838)     (86,334)    (76,529)    (82,571)
                                                                 -----------  -----------  ----------  ----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     (13,480)      14,645      (7,476)    (18,140)
                                                                 ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    14,422  $    27,224  $   12,679  $   12,249

----------
* Net of foreign capital gain taxes withheld of $2, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES+
                                                              ------------------------------------------------
                                                                YEAR      YEAR      YEAR       YEAR      YEAR
                                                               ENDED     ENDED     ENDED      ENDED     ENDED
                                                              OCT. 31,  OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,
                                                                2013      2012      2011       2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...........................  $15.72    $15.83    $17.82     $17.13    $13.58
                                                               ------    ------    ------     ------    ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.49      0.51      0.53       0.37      0.42
  Net Gains (Losses) on Securities (Realized and Unrealized).    3.77     (0.13)    (2.00)      1.29      4.10
                                                               ------    ------    ------     ------    ------
   Total from Investment Operations..........................    4.26      0.38     (1.47)      1.66      4.52
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.52)    (0.49)    (0.52)     (0.97)    (0.97)
                                                               ------    ------    ------     ------    ------
   Total Distributions.......................................   (0.52)    (0.49)    (0.52)     (0.97)    (0.97)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................  $19.46    $15.72    $15.83     $17.82    $17.13
============================================================= ========= ========= =========  ========= =========
Total Return.................................................   27.61%     2.70%    (8.53)%    10.60%    34.86%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..........................  $5,517    $6,407    $6,102     $4,952    $3,443
Ratio of Expenses to Average Net Assets (B)..................    0.69%     0.71%     0.71%      0.72%     0.74%
Ratio of Net Investment Income to Average Net Assets.........    2.84%     3.33%     2.97%      2.11%     2.96%
-----------------------------------------------------------------------------------------------------------------

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    15.72  $    15.83  $    17.81   $    16.46  $    12.54
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.52        0.54        0.58         0.39        0.40
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.78       (0.12)      (1.99)        1.34        3.92
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       4.30        0.42       (1.41)        1.73        4.32
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.57)      (0.53)      (0.57)       (0.38)      (0.40)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    19.45  $    15.72  $    15.83   $    17.81  $    16.46
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................      27.90%       2.98%      (8.26)%      10.94%      35.11%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $6,522,355  $5,480,888  $5,287,323   $5,157,857  $4,437,846
Ratio of Expenses to Average Net Assets (B)..................       0.43%       0.45%       0.45%        0.45%       0.46%
Ratio of Net Investment Income to Average Net Assets.........       3.00%       3.54%       3.26%        2.34%       3.00%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        U.S. LARGE COMPANY PORTFOLIO
                                                                       -------------------------------------------------
                                                                          YEAR        YEAR        YEAR         YEAR
                                                                         ENDED       ENDED       ENDED        ENDED
                                                                        OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                                          2013        2012        2011         2010
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $    11.15  $     9.90  $     9.34  $     8.16
                                                                       ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................       0.27        0.22        0.19        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........       2.71        1.25        0.56        1.15
                                                                       ----------  ----------  ----------  ----------
   Total from Investment Operations...................................       2.98        1.47        0.75        1.33
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................      (0.26)      (0.22)      (0.19)      (0.15)
                                                                       ----------  ----------  ----------  ----------
   Total Distributions................................................      (0.26)      (0.22)      (0.19)      (0.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $    13.87  $    11.15  $     9.90  $     9.34
=====================================================================  ==========  ==========  ==========  ==========
Total Return..........................................................      27.10%      15.02%       8.09%      16.47%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $4,917,336  $4,037,336  $3,762,013  $3,712,973
Ratio of Expenses to Average Net Assets...............................       0.09%       0.10%       0.10%       0.10%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees)....       0.10%       0.10%       0.10%       0.11%**
Ratio of Net Investment Income to Average Net Assets..................       2.13%       2.10%       1.95%       1.99%
Portfolio Turnover Rate...............................................          3%          4%          4%          1%*
-------------------------------------------------------------------------------------------------------------------------

                                                                       ---------
                                                                           YEAR
                                                                          ENDED
                                                                         OCT. 31,
                                                                           2009
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $   7.62
                                                                       --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.55
                                                                       --------
   Total from Investment Operations...................................     0.73
-----------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.19)
                                                                       --------
   Total Distributions................................................    (0.19)
-----------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $   8.16
=====================================================================  ========
Total Return..........................................................    10.07%
-----------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $785,689
Ratio of Expenses to Average Net Assets...............................     0.10%(B)
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumption of Expenses and/or Recovery of Previously Waived Fees)....     0.13%(B)
Ratio of Net Investment Income to Average Net Assets..................     2.53%
Portfolio Turnover Rate...............................................      N/A
-----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
**Represents the combined ratios for the portfolio and for the period
  November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Feeder Fund owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and the Fund approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of the Fund would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

                                                                                          VALUE
TARGET FUND                     SHARES           ACQUIRING FUND             SHARES    (IN THOUSANDS)
-----------                   ---------- -------------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio. 83,482,168   Institutional Index Portfolio  311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

                                         UNREALIZED APPRECIATION
TARGET FUND                   NET ASSETS     (DEPRECIATION)               ACQUIRING FUND          NET ASSETS
-----------                   ---------- -----------------------  ------------------------------- ----------
                                                                  U.S. Large Company
U.S. Large Company Portfolio. $2,731,987        $315,984            Institutional Index Portfolio  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the

Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the U.S. Large Company Portfolio and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio*..... 0.05%

* The administrative services fee has been adjusted to reflect the actual fee paid by the Portfolio for the year ended October 31, 2013 as a result of a decrease in the administrative services fee from 0.05% to 0.035% effective August 1, 2013.

   For the year ended October 31, 2013, the U.S. Large Company Portfolio's investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Amended and Restated Fee Waiver and/or Expense Assumption Agreements for the DFA International Value Portfolio and the U.S. Large Company Portfolio will remain in effect through February 28, 2014 and February 28, 2015, respectively, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                             PREVIOUSLY
                                                                              RECOVERY      WAIVED FEES/
                                                                            OF PREVIOUSLY     EXPENSES
                                                                            WAIVED FEES/       ASSUMED
                                                               EXPENSE        EXPENSES    SUBJECT TO FUTURE
                                                          LIMITATION AMOUNT    ASSUMED        RECOVERY
                                                          ----------------- ------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1).       0.79%             --              --
U.S. Large Company Portfolio (2).........................       0.08%           $123            $519

   (1) The Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees and excluding any applicable 12b-1 fees) to the extent necessary to limit the annualized expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the Expense Limitation Amount, as listed above.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Expense Limitation Amount"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies and excluding any applicable 12b-1 fees) ("Portfolio Expenses") of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis (the "Previous Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio were less than the Previous Expense Limitation Amount, the Advisor retained the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery did not cause the Portfolio's annualized Portfolio Expenses to exceed the Previous Expense Limitation Amount.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $180
                    U.S. Large Company Portfolio......  240

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                              PURCHASES  SALES
                                              --------- --------
                U.S. Large Company Portfolio. $133,472  $289,064

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                              INCREASE       INCREASE
                                             (DECREASE)     (DECREASE)
                                           UNDISTRIBUTED   ACCUMULATED
                                           NET INVESTMENT  NET REALIZED
                                               INCOME     GAINS (LOSSES)
                                           -------------- --------------
        DFA International Value Portfolio.    $(1,204)        $1,204
        U.S. Large Company Portfolio......         --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                              NET INVESTMENT
                                                INCOME AND
                                                SHORT-TERM
                                              CAPITAL GAINS   TOTAL
                                              -------------- --------
           DFA International Value Portfolio
           2012..............................    $180,966    $180,966
           2013..............................     189,258     189,258
           U.S. Large Company Portfolio
           2012..............................      81,785      81,785
           2013..............................      94,840      94,840

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                           TOTAL NET
                                   NET INVESTMENT                                        DISTRIBUTABLE
                                     INCOME AND     CAPITAL      OTHER      UNREALIZED     EARNINGS
                                     SHORT-TERM      LOSS      TEMPORARY   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CARRYFOWARD DIFFERENCES (DEPRECIATION)    LOSSES)
                                   -------------- ----------- ----------- -------------- -------------
DFA International Value Portfolio.    $19,332      $(611,811)        --     $1,251,780    $  659,301
U.S. Large Company Portfolio......     12,923       (180,406)   $46,568      2,060,725     1,939,810

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          EXPIRES ON OCTOBER 31,
                                         ------------------------
                                           2016    2017    2018    TOTAL
                                         -------- ------- ------- --------
      DFA International Value Portfolio. $611,811      --      -- $611,811
      U.S. Large Company Portfolio......   55,911 $80,822 $43,673  180,406

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                  DFA International Value Portfolio. $295,092
                  U.S. Large Company Portfolio......  166,609

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                   NET
                                                                UNREALIZED
                                       FEDERAL    UNREALIZED   APPRECIATION
                                       TAX COST  APPRECIATION (DEPRECIATION)
                                      ---------- ------------ --------------
   DFA International Value Portfolio. $5,276,821  $1,251,432    $1,251,432
   U.S. Large Company Portfolio......  2,991,240   2,062,991     2,062,991

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                             YEAR ENDED            YEAR ENDED
                                                           OCT. 31, 2013          OCT. 31, 2012
                                                       ---------------------  --------------------
                                                          AMOUNT     SHARES      AMOUNT     SHARES
                                                       -----------  --------  -----------  -------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     1,969       112  $     2,362      154
 Shares Issued in Lieu of Cash Distributions..........         218        13          204       14
 Shares Redeemed......................................      (4,454)     (249)      (2,235)    (146)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    (2,267)     (124) $       331       22
                                                       ===========  ========  ===========  =======
Institutional Class Shares
 Shares Issued........................................ $ 1,464,667    83,810  $ 1,336,958   89,104
 Shares Issued in Lieu of Cash Distributions..........     178,294    10,423      168,065   11,707
 Shares Redeemed......................................  (1,876,787) (107,589)  (1,293,442) (86,188)
                                                       -----------  --------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  (233,826)  (13,356) $   211,581   14,623
                                                       ===========  ========  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of the Feeder Fund's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of the Feeder Fund's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been adjusted retroactively to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2013, the U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                       APPROXIMATE
                                            EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company
  Portfolio........ S&P 500(R) Emini Index   12/20/13     839     $73,454    $2,266      $3,440

* During the year ended October 31, 2013, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $56,242 (in thousands).

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on the Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure for the year ended
October 31, 2013 (amounts in thousands):

                                                     ASSET DERIVATIVES VALUE
                                                     ------------------------
                               LOCATION ON THE
                           STATEMENTS OF ASSETS AND
                                 LIABILITIES             EQUITY CONTRACTS
                           ------------------------  ------------------------
 U.S. Large Company        Payables: Futures Margin          $2,266*
   Portfolio                 Variation

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings for the year ended October 31, 2013:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2013 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $8,021

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,321

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.91%       $13,024         8          $3        $28,962

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2013.

J. SECURITIES LENDING:

   As of October 31, 2013, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

N. OTHER:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               APPROXIMATE
                                                                                PERCENTAGE
                                                                  NUMBER OF   OF OUTSTANDING
                                                                 SHAREHOLDERS     SHARES
                                                                 ------------ --------------
DFA International Value Portfolio -- Class R2 Shares............      5             93%
DFA International Value Portfolio -- Institutional Class Shares.      3             64%
U.S. Large Company Portfolio....................................      3             75%

O. SUBSEQUENT EVENT EVALUATIONS:

   On December 13, 2013, the Board of DIG voted to approve the combination of the Investment Advisory Agreement and the Administration Agreement (together, the "Current Agreements") into a bundled Investment Management Agreement for the U.S. Large Company Portfolio. It is expected that the Investment Management Agreement will become effective on February 28, 2014. The nature and level of services to the Portfolio under the Investment Management Agreement will be the same as under the Current Agreements. When the Investment Management Agreement becomes effective, the Portfolio will pay the Advisor an investment management fee that is equal to the sum of the current investment advisory fee and current administration fee that is paid by the Portfolio to the Advisor under the Current Agreements.

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2003-OCTOBER 31, 2013

                                       [CHART]

                  The U.S. Large Cap
                     Value Series           Russell 1000/R/ Value Index
                  ------------------       ----------------------------
10/31/2003             $10,000                        $10,000
11/30/2003              10,224                         10,136
12/31/2003              10,926                         10,760
 1/31/2004              11,113                         10,950
 2/29/2004              11,399                         11,184
 3/31/2004              11,353                         11,086
 4/30/2004              11,166                         10,815
 5/31/2004              11,226                         10,925
 6/30/2004              11,565                         11,183
 7/31/2004              11,191                         11,026
 8/31/2004              11,191                         11,182
 9/30/2004              11,535                         11,356
10/31/2004              11,675                         11,544
11/30/2004              12,440                         12,128
12/31/2004              12,939                         12,534
 1/31/2005              12,615                         12,311
 2/28/2005              12,999                         12,719
 3/31/2005              12,964                         12,545
 4/30/2005              12,525                         12,320
 5/31/2005              13,059                         12,617
 6/30/2005              13,328                         12,755
 7/31/2005              13,992                         13,124
 8/31/2005              13,877                         13,067
 9/30/2005              14,091                         13,250
10/31/2005              13,717                         12,914
11/30/2005              14,265                         13,336
12/31/2005              14,284                         13,416
 1/31/2006              14,965                         13,937
 2/28/2006              14,915                         14,022
 3/31/2006              15,180                         14,212
 4/30/2006              15,606                         14,573
 5/31/2006              15,322                         14,205
 6/30/2006              15,453                         14,295
 7/31/2006              15,232                         14,643
 8/31/2006              15,481                         14,888
 9/30/2006              15,910                         15,185
10/31/2006              16,541                         15,682
11/30/2006              16,855                         16,040
12/31/2006              17,193                         16,400
 1/31/2007              17,695                         16,610
 2/28/2007              17,429                         16,351
 3/31/2007              17,550                         16,603
 4/30/2007              18,297                         17,217
 5/31/2007              19,051                         17,838
 6/30/2007              18,745                         17,421
 7/31/2007              17,583                         16,616
 8/31/2007              17,247                         16,802
 9/30/2007              17,697                         17,379
10/31/2007              17,796                         17,381
11/30/2007              16,802                         16,531
12/31/2007              16,746                         16,371
 1/31/2008              16,106                         15,716
 2/29/2008              15,612                         15,057
 3/31/2008              15,466                         14,944
 4/30/2008              16,441                         15,673
 5/31/2008              16,836                         15,648
 6/30/2008              14,991                         14,150
 7/31/2008              14,827                         14,099
 8/31/2008              15,115                         14,339
 9/30/2008              13,757                         13,285
10/31/2008              10,664                         10,985
11/30/2008               9,618                         10,198
12/31/2008               9,931                         10,339
 1/31/2009               8,752                          9,150
 2/28/2009               7,526                          7,928
 3/31/2009               8,269                          8,606
 4/30/2009               9,607                          9,528
 5/31/2009              10,343                         10,117
 6/30/2009              10,216                         10,042
 7/31/2009              11,189                         10,864
 8/31/2009              11,949                         11,433
 9/30/2009              12,471                         11,874
10/31/2009              11,933                         11,511
11/30/2009              12,606                         12,160
12/31/2009              12,954                         12,375
 1/31/2010              12,653                         12,027
 2/28/2010              13,199                         12,407
 3/31/2010              14,228                         13,214
 4/30/2010              14,679                         13,556
 5/31/2010              13,421                         12,442
 6/30/2010              12,408                         11,742
 7/31/2010              13,381                         12,536
 8/31/2010              12,574                         12,000
 9/30/2010              13,801                         12,931
10/31/2010              14,315                         13,319
11/30/2010              14,204                         13,248
12/31/2010              15,589                         14,294
 1/31/2011              16,088                         14,617
 2/28/2011              16,958                         15,156
 3/31/2011              17,037                         15,217
 4/30/2011              17,473                         15,622
 5/31/2011              17,219                         15,457
 6/30/2011              16,919                         15,140
 7/31/2011              16,143                         14,638
 8/31/2011              14,782                         13,724
 9/30/2011              13,286                         12,687
10/31/2011              15,130                         14,139
11/30/2011              15,004                         14,066
12/31/2011              15,122                         14,350
 1/31/2012              15,874                         14,893
 2/29/2012              16,792                         15,486
 3/31/2012              17,101                         15,945
 4/30/2012              16,752                         15,783
 5/31/2012              15,565                         14,857
 6/30/2012              16,404                         15,595
 7/31/2012              16,563                         15,756
 8/31/2012              17,219                         16,098
 9/30/2012              17,852                         16,609
10/31/2012              17,900                         16,528
11/30/2012              17,939                         16,521
12/31/2012              18,485                         16,862
 1/31/2013              19,775                         17,958
 2/28/2013              20,029                         18,216
 3/31/2013              20,986                         18,937
 4/30/2013              21,208                         19,224
 5/31/2013              22,078                         19,717              Past performance is not predictive of
 6/30/2013              21,833                         19,543              future performance.
 7/31/2013              23,139                         20,599
 8/31/2013              22,458                         19,817              The returns shown do not reflect the
 9/30/2013              23,115                         20,314              deduction of taxes that a shareholder
10/31/2013              24,286                         21,203              would pay on fund distributions or the
                                                                           redemption of fund shares.
          AVERAGE ANNUAL         ONE         FIVE         TEN
          TOTAL RETURN           YEAR        YEARS       YEARS             Russell data copyright (C) Russell
          ----------------------------------------------------------       Investment Group 1995-2013, all rights
                                35.68%       17.89%      9.28%             reserved.

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                      [CHART]

                 The DFA International          MSCI World ex USA Index
                      Value Series                  (net dividends)
                 ---------------------          -----------------------
10/31/2003             $10,000                          $10,000
11/30/2003              10,214                           10,227
12/31/2003              10,981                           11,011
 1/31/2004              11,262                           11,164
 2/29/2004              11,601                           11,421
 3/31/2004              11,782                           11,478
 4/30/2004              11,426                           11,178
 5/31/2004              11,542                           11,230
 6/30/2004              12,019                           11,489
 7/31/2004              11,575                           11,139
 8/31/2004              11,726                           11,185
 9/30/2004              12,101                           11,511
10/31/2004              12,564                           11,925
11/30/2004              13,498                           12,718
12/31/2004              14,170                           13,255
 1/31/2005              14,029                           12,994
 2/28/2005              14,584                           13,572
 3/31/2005              14,224                           13,264
 4/30/2005              13,792                           12,926
 5/31/2005              13,810                           12,950
 6/30/2005              14,031                           13,161
 7/31/2005              14,657                           13,586
 8/31/2005              15,140                           13,961
 9/30/2005              15,566                           14,599
10/31/2005              15,332                           14,127
11/30/2005              15,605                           14,501
12/31/2005              16,369                           15,173
 1/31/2006              17,487                           16,133
 2/28/2006              17,655                           16,079
 3/31/2006              18,400                           16,589
 4/30/2006              19,332                           17,382
 5/31/2006              18,549                           16,722
 6/30/2006              18,432                           16,700
 7/31/2006              18,716                           16,857
 8/31/2006              19,360                           17,336
 9/30/2006              19,628                           17,322
10/31/2006              20,499                           18,006
11/30/2006              21,181                           18,543
12/31/2006              22,007                           19,074
 1/31/2007              22,422                           19,191
 2/28/2007              22,402                           19,344
 3/31/2007              23,126                           19,840
 4/30/2007              24,293                           20,742
 5/31/2007              25,124                           21,203
 6/30/2007              24,941                           21,224
 7/31/2007              24,247                           20,931
 8/31/2007              23,975                           20,628
 9/30/2007              25,227                           21,800
10/31/2007              26,451                           22,748
11/30/2007              24,848                           21,858
12/31/2007              24,313                           21,447
 1/31/2008              22,343                           19,513
 2/29/2008              22,059                           19,867
 3/31/2008              22,323                           19,583
 4/30/2008              23,321                           20,672
 5/31/2008              23,332                           20,986
 6/30/2008              21,024                           19,354
 7/31/2008              20,429                           18,665
 8/31/2008              19,576                           17,943
 9/30/2008              17,289                           15,353
10/31/2008              12,954                           12,159
11/30/2008              12,159                           11,500
12/31/2008              13,079                           12,106
 1/31/2009              11,273                           10,976
 2/28/2009               9,888                            9,865
 3/31/2009              10,967                           10,515
 4/30/2009              12,988                           11,871
 5/31/2009              14,918                           13,373
 6/30/2009              14,691                           13,234
 7/31/2009              16,439                           14,477
 8/31/2009              17,381                           15,170
 9/30/2009              18,267                           15,796
10/31/2009              17,540                           15,543
11/30/2009              18,063                           15,927
12/31/2009              18,267                           16,181
 1/31/2010              17,211                           15,423
 2/28/2010              17,279                           15,407
 3/31/2010              18,642                           16,399
 4/30/2010              18,324                           16,155
 5/31/2010              16,178                           14,372
 6/30/2010              15,894                           14,164
 7/31/2010              17,881                           15,473
 8/31/2010              17,007                           15,011
 9/30/2010              18,835                           16,451
10/31/2010              19,493                           17,037
11/30/2010              18,517                           16,315
12/31/2010              20,242                           17,629
 1/31/2011              21,105                           18,009
 2/28/2011              21,809                           18,676
 3/31/2011              21,207                           18,302
 4/30/2011              22,343                           19,299
 5/31/2011              21,537                           18,727
 6/30/2011              21,241                           18,460
 7/31/2011              20,560                           18,156
 8/31/2011              18,358                           16,621
 9/30/2011              16,348                           14,952
10/31/2011              17,926                           16,406
11/30/2011              17,336                           15,648
12/31/2011              16,870                           15,477
 1/31/2012              18,006                           16,312
 2/29/2012              18,948                           17,209
 3/31/2012              18,789                           17,082
 4/30/2012              18,119                           16,792
 5/31/2012              15,883                           14,878
 6/30/2012              17,007                           15,852
 7/31/2012              16,939                           16,050
 8/31/2012              17,642                           16,508
 9/30/2012              18,267                           17,009
10/31/2012              18,494                           17,128
11/30/2012              18,789                           17,488
12/31/2012              19,709                           18,017
 1/31/2013              20,640                           18,903
 2/28/2013              20,015                           18,715
 3/31/2013              20,083                           18,863
 4/30/2013              21,071                           19,722
 5/31/2013              20,821                           19,281
 6/30/2013              20,083                           18,558
 7/31/2013              21,457                           19,546            Past performance is not predictive of
 8/31/2013              21,309                           19,294            future performance.
 9/30/2013              22,910                           20,657
10/31/2013              23,705                           21,350            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE         TEN              redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS       YEARS
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.18%       12.85%      9.01%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                                                     MSCI Japan Small Cap
              The Japanese Small Company Series      Index (net dividends)
              ---------------------------------      ---------------------
10/31/2003                $10,000                          $10,000
11/30/2003                  9,376                            9,313
12/31/2003                  9,933                            9,979
 1/31/2004                 10,422                           10,342
 2/29/2004                 10,489                           10,315
 3/31/2004                 12,631                           12,206
 4/30/2004                 12,209                           11,818
 5/31/2004                 11,619                           11,231
 6/30/2004                 12,749                           12,412
 7/31/2004                 11,939                           11,395
 8/31/2004                 12,125                           11,514
 9/30/2004                 11,838                           11,167
10/31/2004                 12,074                           11,373
11/30/2004                 12,445                           11,868
12/31/2004                 13,052                           12,443
 1/31/2005                 13,592                           12,866
 2/28/2005                 14,098                           13,112
 3/31/2005                 14,182                           13,081
 4/30/2005                 13,794                           12,975
 5/31/2005                 13,558                           12,736
 6/30/2005                 13,811                           12,908
 7/31/2005                 14,098                           13,274
 8/31/2005                 14,890                           13,729
 9/30/2005                 15,497                           14,587
10/31/2005                 15,987                           14,879
11/30/2005                 16,307                           15,515
12/31/2005                 18,145                           17,613
 1/31/2006                 18,921                           18,174
 2/28/2006                 17,791                           16,991
 3/31/2006                 18,583                           17,753
 4/30/2006                 18,954                           17,841
 5/31/2006                 17,622                           16,410
 6/30/2006                 16,948                           15,896
 7/31/2006                 16,138                           14,845
 8/31/2006                 16,408                           15,240
 9/30/2006                 16,155                           14,906
10/31/2006                 16,037                           14,811
11/30/2006                 15,936                           14,686
12/31/2006                 16,071                           14,772
 1/31/2007                 16,408                           15,059
 2/28/2007                 17,066                           15,653
 3/31/2007                 16,948                           15,509
 4/30/2007                 16,712                           15,243
 5/31/2007                 16,374                           14,880
 6/30/2007                 16,644                           14,978
 7/31/2007                 16,745                           14,974
 8/31/2007                 16,037                           14,062
 9/30/2007                 16,020                           13,976
10/31/2007                 16,121                           14,482
11/30/2007                 15,750                           13,873
12/31/2007                 14,772                           13,043
 1/31/2008                 14,351                           12,402
 2/29/2008                 14,250                           12,538
 3/31/2008                 14,536                           12,542
 4/30/2008                 14,637                           12,698
 5/31/2008                 15,177                           13,089
 6/30/2008                 14,469                           12,286
 7/31/2008                 14,064                           11,883
 8/31/2008                 13,288                           11,358
 9/30/2008                 12,428                           10,249
10/31/2008                 11,518                            9,167
11/30/2008                 11,821                            9,542
12/31/2008                 13,035                           10,285
 1/31/2009                 12,142                            9,746
 2/28/2009                 10,573                            8,465
 3/31/2009                 11,046                            8,763
 4/30/2009                 11,501                            9,212
 5/31/2009                 12,917                           10,339
 6/30/2009                 13,777                           10,997
 7/31/2009                 14,064                           11,272
 8/31/2009                 14,806                           11,904
 9/30/2009                 14,654                           11,857
10/31/2009                 14,132                           11,423
11/30/2009                 13,558                           11,014
12/31/2009                 13,508                           10,809
 1/31/2010                 13,693                           11,042
 2/28/2010                 13,963                           11,252
 3/31/2010                 14,671                           11,764
 4/30/2010                 15,110                           12,082
 5/31/2010                 13,845                           11,244
 6/30/2010                 14,064                           11,294
 7/31/2010                 14,317                           11,431
 8/31/2010                 13,929                           11,189
 9/30/2010                 14,536                           11,646
10/31/2010                 14,233                           11,550
11/30/2010                 14,587                           11,775
12/31/2010                 15,936                           12,964
 1/31/2011                 16,307                           13,118
 2/28/2011                 17,066                           13,645
 3/31/2011                 16,003                           12,803
 4/30/2011                 15,919                           12,815
 5/31/2011                 15,649                           12,625
 6/30/2011                 16,442                           13,095
 7/31/2011                 17,049                           13,639
 8/31/2011                 16,594                           13,081
 9/30/2011                 16,509                           13,093
10/31/2011                 15,666                           12,610
11/30/2011                 15,919                           12,269
12/31/2011                 15,835                           12,460
 1/31/2012                 16,847                           12,971
 2/29/2012                 16,863                           13,112
 3/31/2012                 17,352                           13,462
 4/30/2012                 16,998                           13,267
 5/31/2012                 15,582                           12,166
 6/30/2012                 16,408                           12,685
 7/31/2012                 15,852                           12,486
 8/31/2012                 15,868                           12,415
 9/30/2012                 16,088                           12,758
10/31/2012                 15,750                           12,482
11/30/2012                 15,987                           12,568
12/31/2012                 16,577                           12,960
 1/31/2013                 17,099                           13,445
 2/28/2013                 17,521                           13,900
 3/31/2013                 18,870                           15,023
 4/30/2013                 19,865                           16,011
 5/31/2013                 18,246                           14,743
 6/30/2013                 18,415                           14,702
 7/31/2013                 18,853                           14,942            Past performance is not predictive of
 8/31/2013                 18,432                           14,740            future performance.
 9/30/2013                 20,523                           16,418
10/31/2013                 20,573                           16,351            The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS
          ------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                30.62%       12.30%       7.48%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                The Asia Pacific Small     MSCI Pacific ex Japan Small
                    Company Series          Cap Index (net dividends)
                ----------------------     ---------------------------
10/31/2003             $10,000                      $10,000
11/30/2003              10,076                        9,956
12/31/2003              10,525                       10,608
 1/31/2004              11,185                       11,042
 2/29/2004              11,533                       11,376
 3/31/2004              11,169                       11,398
 4/30/2004              10,356                       10,754
 5/31/2004              10,279                       10,705
 6/30/2004              10,322                       10,718
 7/31/2004              10,508                       11,122
 8/31/2004              10,762                       11,489
 9/30/2004              11,423                       12,174
10/31/2004              11,964                       12,954
11/30/2004              12,837                       13,951
12/31/2004              13,133                       14,540
 1/31/2005              13,429                       14,667
 2/28/2005              13,819                       15,134
 3/31/2005              13,353                       14,704
 4/30/2005              12,904                       14,465
 5/31/2005              12,616                       14,651
 6/30/2005              13,184                       15,452
 7/31/2005              13,633                       16,095
 8/31/2005              13,988                       16,082
 9/30/2005              14,505                       16,893
10/31/2005              13,692                       15,901
11/30/2005              14,030                       16,504
12/31/2005              14,251                       16,828
 1/31/2006              15,216                       17,791
 2/28/2006              15,436                       17,969
 3/31/2006              16,224                       18,730
 4/30/2006              17,155                       19,938
 5/31/2006              16,181                       18,920
 6/30/2006              16,080                       18,690
 7/31/2006              16,393                       18,882
 8/31/2006              16,799                       19,498
 9/30/2006              16,977                       19,820
10/31/2006              18,374                       21,202
11/30/2006              19,399                       22,491
12/31/2006              19,958                       23,330
 1/31/2007              20,474                       23,923
 2/28/2007              21,025                       24,379
 3/31/2007              22,125                       25,637
 4/30/2007              23,675                       27,414
 5/31/2007              25,707                       28,491
 6/30/2007              26,765                       29,231
 7/31/2007              27,189                       29,224
 8/31/2007              25,165                       27,343
 9/30/2007              28,112                       29,769
10/31/2007              30,576                       31,804
11/30/2007              28,561                       29,249
12/31/2007              28,078                       28,847
 1/31/2008              25,258                       24,981
 2/29/2008              26,037                       26,465
 3/31/2008              24,776                       24,796
 4/30/2008              26,511                       26,455
 5/31/2008              27,671                       26,740
 6/30/2008              24,953                       23,749
 7/31/2008              23,489                       22,656
 8/31/2008              21,846                       20,816
 9/30/2008              18,095                       16,752
10/31/2008              12,083                       10,835
11/30/2008              10,923                        9,653
12/31/2008              12,117                       10,774
 1/31/2009              10,627                        9,588
 2/28/2009              10,042                        8,993
 3/31/2009              11,600                       10,281
 4/30/2009              13,336                       12,122
 5/31/2009              16,782                       15,028
 6/30/2009              16,918                       15,451
 7/31/2009              19,365                       17,683
 8/31/2009              20,246                       18,591
 9/30/2009              21,829                       20,149
10/31/2009              22,320                       20,632
11/30/2009              23,362                       21,225
12/31/2009              23,980                       22,073
 1/31/2010              22,684                       20,661
 2/28/2010              23,091                       20,920
 3/31/2010              24,996                       22,645
 4/30/2010              25,343                       23,278
 5/31/2010              21,837                       19,763
 6/30/2010              21,575                       19,650
 7/31/2010              23,971                       21,650
 8/31/2010              23,946                       21,602
 9/30/2010              27,578                       24,845
10/31/2010              28,772                       25,948
11/30/2010              28,391                       25,601
12/31/2010              31,177                       28,185
 1/31/2011              30,517                       27,365
 2/28/2011              30,711                       27,515
 3/31/2011              31,363                       28,360
 4/30/2011              32,701                       29,507
 5/31/2011              31,736                       28,831
 6/30/2011              30,669                       27,806
 7/31/2011              31,177                       28,216
 8/31/2011              29,009                       26,254
 9/30/2011              23,599                       21,480
10/31/2011              27,290                       25,000
11/30/2011              26,562                       23,295
12/31/2011              25,013                       22,548
 1/31/2012              27,604                       24,889
 2/29/2012              29,687                       26,824
 3/31/2012              29,263                       25,984
 4/30/2012              29,145                       26,125
 5/31/2012              25,512                       22,734
 6/30/2012              26,054                       23,052
 7/31/2012              26,444                       23,810
 8/31/2012              27,333                       24,191
 9/30/2012              28,688                       25,477
10/31/2012              29,331                       26,003
11/30/2012              29,754                       26,259
12/31/2012              31,152                       26,918
 1/31/2013              32,718                       28,345
 2/28/2013              32,862                       28,681
 3/31/2013              33,006                       28,754
 4/30/2013              32,464                       28,526
 5/31/2013              30,059                       26,426
 6/30/2013              27,934                       24,166
 7/31/2013              29,314                       25,132               Past performance is not predictive of
 8/31/2013              29,551                       25,350               future performance.
 9/30/2013              31,626                       27,300
10/31/2013              32,549                       27,778               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                               10.97%      21.92%      12.53%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                          [CHART]

                 The United Kingdom Small      MSCI UK Small Cap
                      Company Series         Index (net dividends)
                 ------------------------    ---------------------
10/31/2003               $10,000                   $10,000
11/30/2003                10,051                    10,083
12/31/2003                10,613                    10,649
 1/31/2004                11,401                    11,551
 2/29/2004                12,065                    12,334
 3/31/2004                11,900                    12,287
 4/30/2004                11,475                    11,859
 5/31/2004                11,492                    11,852
 6/30/2004                11,883                    12,264
 7/31/2004                11,446                    11,709
 8/31/2004                11,367                    11,548
 9/30/2004                11,690                    11,928
10/31/2004                12,059                    12,382
11/30/2004                13,035                    13,383
12/31/2004                13,573                    14,155
 1/31/2005                13,959                    14,473
 2/28/2005                14,436                    14,815
 3/31/2005                14,112                    14,630
 4/30/2005                13,636                    13,969
 5/31/2005                13,369                    13,845
 6/30/2005                13,625                    14,058
 7/31/2005                13,891                    14,476
 8/31/2005                14,674                    15,176
 9/30/2005                14,509                    15,203
10/31/2005                14,101                    14,740
11/30/2005                14,714                    15,475
12/31/2005                15,360                    16,144
 1/31/2006                16,563                    17,459
 2/28/2006                16,790                    17,732
 3/31/2006                17,067                    18,091
 4/30/2006                17,930                    19,049
 5/31/2006                17,567                    18,626
 6/30/2006                17,561                    18,468
 7/31/2006                17,686                    18,324
 8/31/2006                18,429                    18,983
 9/30/2006                18,968                    19,540
10/31/2006                20,045                    20,659
11/30/2006                21,305                    21,998
12/31/2006                22,467                    23,030
 1/31/2007                22,626                    22,976
 2/28/2007                22,621                    23,048
 3/31/2007                23,687                    24,001
 4/30/2007                24,504                    25,193
 5/31/2007                24,833                    25,355
 6/30/2007                23,925                    24,617
 7/31/2007                23,800                    24,478
 8/31/2007                23,664                    23,581
 9/30/2007                22,847                    22,245
10/31/2007                24,674                    24,689
11/30/2007                21,821                    21,832
12/31/2007                20,669                    20,736
 1/31/2008                19,280                    19,068
 2/29/2008                19,563                    19,714
 3/31/2008                19,490                    19,466
 4/30/2008                19,818                    19,828
 5/31/2008                19,875                    19,922
 6/30/2008                18,293                    18,560
 7/31/2008                17,652                    17,819
 8/31/2008                17,368                    17,353
 9/30/2008                14,685                    14,162
10/31/2008                10,743                    10,232
11/30/2008                 9,983                     9,283
12/31/2008                 9,762                     9,048
 1/31/2009                 9,524                     8,998
 2/28/2009                 9,132                     8,700
 3/31/2009                 9,529                     9,205
 4/30/2009                11,526                    11,319
 5/31/2009                12,706                    12,515
 6/30/2009                12,768                    12,603
 7/31/2009                13,874                    13,763
 8/31/2009                14,957                    15,090
 9/30/2009                15,394                    15,438
10/31/2009                15,417                    15,460
11/30/2009                15,372                    15,299
12/31/2009                15,695                    15,677
 1/31/2010                15,542                    15,604
 2/28/2010                15,009                    14,905
 3/31/2010                16,268                    16,219
 4/30/2010                16,869                    16,866
 5/31/2010                14,963                    14,839
 6/30/2010                15,247                    14,903
 7/31/2010                17,306                    16,696
 8/31/2010                16,670                    16,242
 9/30/2010                18,452                    18,032
10/31/2010                19,416                    18,801
11/30/2010                18,463                    18,018
12/31/2010                20,352                    19,903
 1/31/2011                20,647                    20,095
 2/28/2011                21,271                    20,625
 3/31/2011                20,879                    20,269
 4/30/2011                22,728                    22,127
 5/31/2011                22,592                    21,847
 6/30/2011                21,872                    21,111
 7/31/2011                21,730                    21,053
 8/31/2011                19,563                    18,905
 9/30/2011                17,589                    16,912
10/31/2011                19,455                    18,760
11/30/2011                18,866                    18,032
12/31/2011                18,281                    17,430
 1/31/2012                19,898                    19,198
 2/29/2012                21,520                    20,981
 3/31/2012                21,991                    21,050
 4/30/2012                22,371                    21,408
 5/31/2012                19,853                    18,756
 6/30/2012                20,828                    19,649
 7/31/2012                21,180                    20,007
 8/31/2012                22,343                    21,066
 9/30/2012                23,494                    22,190
10/31/2012                24,010                    22,649
11/30/2012                24,163                    22,657
12/31/2012                25,496                    23,700
 1/31/2013                25,950                    24,323
 2/28/2013                26,188                    24,460
 3/31/2013                26,971                    25,119
 4/30/2013                27,657                    25,747
 5/31/2013                27,918                    26,095
 6/30/2013                27,306                    25,154
 7/31/2013                29,620                    27,249            Past performance is not predictive of
 8/31/2013                29,836                    27,622            future performance.
 9/30/2013                31,855                    29,695
10/31/2013                32,995                    30,741            The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE        TEN             redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      YEARS
         -------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              37.42%      25.16%     12.68%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                 [CHART]

               The Continental Small    MSCI Europe ex UK Small
                  Company Series       Cap Index (net dividends)
               ---------------------   -------------------------
10/31/2003           $10,000                  $10,000
11/30/2003            10,524                   10,532
12/31/2003            11,180                   11,083
 1/31/2004            11,720                   11,641
 2/29/2004            12,113                   12,033
 3/31/2004            11,867                   11,618
 4/30/2004            11,725                   11,435
 5/31/2004            11,856                   11,471
 6/30/2004            12,213                   11,881
 7/31/2004            11,820                   11,403
 8/31/2004            11,893                   11,439
 9/30/2004            12,512                   12,077
10/31/2004            12,984                   12,589
11/30/2004            14,373                   13,986
12/31/2004            15,118                   14,686
 1/31/2005            15,333                   14,850
 2/28/2005            16,319                   15,891
 3/31/2005            15,873                   15,485
 4/30/2005            15,454                   15,029
 5/31/2005            15,496                   15,243
 6/30/2005            15,915                   15,731
 7/31/2005            16,906                   16,810
 8/31/2005            17,478                   17,288
 9/30/2005            17,923                   17,878
10/31/2005            17,037                   16,644
11/30/2005            17,100                   16,856
12/31/2005            17,986                   17,833
 1/31/2006            19,712                   19,823
 2/28/2006            20,283                   20,383
 3/31/2006            21,594                   21,700
 4/30/2006            23,083                   23,237
 5/31/2006            21,977                   22,043
 6/30/2006            21,568                   21,541
 7/31/2006            21,521                   21,305
 8/31/2006            22,092                   21,806
 9/30/2006            22,391                   22,035
10/31/2006            23,519                   23,213
11/30/2006            25,155                   24,837
12/31/2006            26,356                   26,009
 1/31/2007            27,577                   26,842
 2/28/2007            27,625                   26,957
 3/31/2007            29,240                   28,390
 4/30/2007            30,781                   30,108
 5/31/2007            31,379                   30,633
 6/30/2007            31,038                   30,340
 7/31/2007            30,870                   30,118
 8/31/2007            29,775                   28,755
 9/30/2007            30,440                   29,327
10/31/2007            31,909                   31,082
11/30/2007            29,554                   28,858
12/31/2007            28,988                   28,274
 1/31/2008            26,230                   24,869
 2/29/2008            27,357                   26,374
 3/31/2008            28,228                   26,910
 4/30/2008            28,568                   27,370
 5/31/2008            29,119                   27,796
 6/30/2008            26,665                   25,227
 7/31/2008            25,254                   23,795
 8/31/2008            24,567                   23,145
 9/30/2008            20,294                   18,353
10/31/2008            14,877                   13,189
11/30/2008            13,718                   12,096
12/31/2008            15,149                   13,213
 1/31/2009            13,429                   12,027
 2/28/2009            12,271                   10,968
 3/31/2009            13,162                   11,816
 4/30/2009            15,317                   14,275
 5/31/2009            17,535                   16,407
 6/30/2009            17,320                   16,196
 7/31/2009            18,700                   17,650
 8/31/2009            20,267                   19,462
 9/30/2009            22,003                   21,327
10/31/2009            21,390                   20,745
11/30/2009            22,040                   21,171
12/31/2009            21,972                   21,267
 1/31/2010            21,610                   20,983
 2/28/2010            21,154                   20,386
 3/31/2010            22,727                   22,039
 4/30/2010            22,512                   21,900
 5/31/2010            19,313                   18,512
 6/30/2010            19,192                   18,236
 7/31/2010            21,489                   20,420
 8/31/2010            20,509                   19,450
 9/30/2010            23,330                   22,451
10/31/2010            24,678                   23,891
11/30/2010            22,764                   22,081
12/31/2010            25,716                   25,173
 1/31/2011            26,450                   25,742
 2/28/2011            26,906                   26,179
 3/31/2011            27,813                   27,062
 4/30/2011            29,696                   28,952
 5/31/2011            28,694                   27,848
 6/30/2011            27,771                   26,949
 7/31/2011            26,203                   25,313
 8/31/2011            23,513                   22,669
 9/30/2011            19,974                   19,263
10/31/2011            22,024                   21,374
11/30/2011            20,572                   19,704
12/31/2011            19,764                   19,034
 1/31/2012            21,647                   20,922
 2/29/2012            23,036                   22,528
 3/31/2012            23,078                   22,345
 4/30/2012            22,543                   21,973
 5/31/2012            19,465                   18,960
 6/30/2012            20,320                   19,894
 7/31/2012            20,115                   19,823
 8/31/2012            21,033                   20,687
 9/30/2012            22,145                   21,801
10/31/2012            22,528                   22,177
11/30/2012            22,832                   22,516
12/31/2012            24,211                   23,731
 1/31/2013            26,046                   25,663
 2/28/2013            25,789                   25,584
 3/31/2013            25,212                   24,927
 4/30/2013            26,251                   25,895
 5/31/2013            26,738                   26,483
 6/30/2013            25,857                   25,304
 7/31/2013            28,112                   27,605               Past performance is not predictive of
 8/31/2013            28,149                   27,554               future performance.
 9/30/2013            30,614                   29,910
10/31/2013            32,365                   31,711               The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL       ONE       FIVE        TEN             redemption of fund shares.
         TOTAL RETURN         YEAR      YEARS      YEARS
         -----------------------------------------------------      MSCI data copyright MSCI 2013, all
                             43.67%     16.82%     12.46%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2013

                                            [CHART]

                  The Canadian Small               MSCI Canada Small
                    Company Series            Cap Index (net dividends)
                -----------------------      --------------------------
  4/2/2007             $10,000                         $10,000
 4/30/2007              10,710                          10,487
 5/31/2007              11,420                          11,331
 6/30/2007              11,370                          11,306
 7/31/2007              11,300                          11,024
 8/31/2007              10,560                          10,340
 9/30/2007              11,730                          11,600
10/31/2007              13,000                          12,852
11/30/2007              11,020                          10,809
12/31/2007              11,430                          11,109
 1/31/2008              10,350                          10,107
 2/29/2008              11,160                          11,071
 3/31/2008              10,290                          10,199
 4/30/2008              10,540                          10,555
 5/31/2008              11,140                          11,104
 6/30/2008              10,620                          10,725
 7/31/2008               9,710                           9,775
 8/31/2008               9,310                           9,530
 9/30/2008               7,190                           7,506
10/31/2008               4,800                           5,011
11/30/2008               4,180                           4,560
12/31/2008               4,500                           4,785
 1/31/2009               4,530                           4,833
 2/28/2009               4,120                           4,454
 3/31/2009               4,380                           4,708
 4/30/2009               5,300                           5,466
 5/31/2009               6,340                           6,622
 6/30/2009               5,950                           6,220
 7/31/2009               6,700                           6,996
 8/31/2009               6,920                           7,260
 9/30/2009               7,910                           8,157
10/31/2009               7,760                           8,211
11/30/2009               8,420                           8,900
12/31/2009               8,960                           9,423
 1/31/2010               8,540                           9,031
 2/28/2010               9,050                           9,632
 3/31/2010               9,770                          10,454
 4/30/2010              10,120                          10,890
 5/31/2010               9,150                           9,929
 6/30/2010               8,730                           9,464
 7/31/2010               9,440                          10,234
 8/31/2010               9,330                          10,202
 9/30/2010              10,430                          11,319
10/31/2010              11,110                          12,004
11/30/2010              11,650                          12,509
12/31/2010              12,840                          13,660
 1/31/2011              12,780                          13,500
 2/28/2011              13,660                          14,392
 3/31/2011              13,680                          14,396
 4/30/2011              13,940                          14,833
 5/31/2011              13,360                          14,236
 6/30/2011              12,620                          13,510
 7/31/2011              12,810                          13,868
 8/31/2011              11,840                          13,043
 9/30/2011               9,600                          10,655
10/31/2011              11,140                          12,174
11/30/2011              10,750                          11,857
12/31/2011              10,580                          11,613
 1/31/2012              11,490                          12,564
 2/29/2012              11,930                          13,014
 3/31/2012              11,400                          12,326
 4/30/2012              11,140                          12,227
 5/31/2012               9,840                          10,801
 6/30/2012               9,860                          10,768
 7/31/2012              10,130                          11,140
 8/31/2012              10,560                          11,603
 9/30/2012              11,010                          12,189
10/31/2012              10,860                          11,971
11/30/2012              10,680                          11,703
12/31/2012              10,930                          11,894
 1/31/2013              11,250                          12,137
 2/28/2013              10,700                          11,549
 3/31/2013              11,010                          11,822
 4/30/2013              10,650                          11,555
 5/31/2013              10,480                          11,271
 6/30/2013              10,050                          10,576
 7/31/2013              10,790                          11,389             Past performance is not predictive of
 8/31/2013              10,690                          11,262             future performance.
 9/30/2013              11,170                          11,696
10/31/2013              11,480                          11,959             The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
         AVERAGE ANNUAL       ONE        FIVE           FROM               redemption of fund shares.
         TOTAL RETURN         YEAR       YEARS       04/02/2007
         ------------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              5.71%      19.05%        2.12%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

               The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
              -----------------------------   ---------------------------
10/31/2003              $10,000                        $10,000
11/30/2003                9,905                         10,122
12/31/2003               10,948                         10,855
 1/31/2004               11,159                         11,234
 2/29/2004               11,655                         11,749
 3/31/2004               11,735                         11,896
 4/30/2004               10,991                         10,922
 5/31/2004               10,867                         10,704
 6/30/2004               11,064                         10,749
 7/31/2004               11,057                         10,552
 8/31/2004               11,363                         10,990
 9/30/2004               12,004                         11,624
10/31/2004               12,340                         11,902
11/30/2004               13,418                         13,004
12/31/2004               14,293                         13,628
 1/31/2005               14,410                         13,663
 2/28/2005               15,481                         14,855
 3/31/2005               14,424                         13,873
 4/30/2005               14,082                         13,501
 5/31/2005               14,504                         13,971
 6/30/2005               14,942                         14,445
 7/31/2005               15,904                         15,455
 8/31/2005               16,006                         15,587
 9/30/2005               17,281                         17,039
10/31/2005               16,421                         15,925
11/30/2005               17,609                         17,243
12/31/2005               18,630                         18,262
 1/31/2006               20,415                         20,301
 2/28/2006               20,357                         20,277
 3/31/2006               20,634                         20,456
 4/30/2006               21,873                         21,913
 5/31/2006               19,351                         19,617
 6/30/2006               19,329                         19,569
 7/31/2006               19,687                         19,849
 8/31/2006               20,306                         20,355
 9/30/2006               20,590                         20,524
10/31/2006               21,822                         21,499
11/30/2006               23,222                         23,097
12/31/2006               24,162                         24,137
 1/31/2007               24,519                         23,877
 2/28/2007               24,147                         23,735
 3/31/2007               25,248                         24,680
 4/30/2007               26,866                         25,823
 5/31/2007               28,666                         27,102
 6/30/2007               29,140                         28,372
 7/31/2007               29,847                         29,869
 8/31/2007               29,337                         29,235
 9/30/2007               31,924                         32,463
10/31/2007               35,430                         36,084
11/30/2007               33,120                         33,526
12/31/2007               33,003                         33,643
 1/31/2008               30,131                         29,445
 2/29/2008               31,093                         31,618
 3/31/2008               30,131                         29,945
 4/30/2008               32,289                         32,375
 5/31/2008               32,478                         32,976
 6/30/2008               29,147                         29,687
 7/31/2008               28,768                         28,567
 8/31/2008               27,063                         26,285
 9/30/2008               23,302                         21,685
10/31/2008               17,165                         15,750
11/30/2008               15,612                         14,565
12/31/2008               16,837                         15,701
 1/31/2009               15,547                         14,687
 2/28/2009               14,541                         13,858
 3/31/2009               16,640                         15,850
 4/30/2009               19,111                         18,487
 5/31/2009               22,369                         21,646
 6/30/2009               22,179                         21,355
 7/31/2009               24,723                         23,756
 8/31/2009               24,810                         23,671
 9/30/2009               27,004                         25,820
10/31/2009               26,443                         25,852
11/30/2009               28,025                         26,962
12/31/2009               29,038                         28,027
 1/31/2010               27,456                         26,464
 2/28/2010               27,792                         26,557
 3/31/2010               30,124                         28,701
 4/30/2010               30,306                         29,049
 5/31/2010               27,493                         26,494
 6/30/2010               27,536                         26,299
 7/31/2010               29,964                         28,489
 8/31/2010               29,271                         27,936
 9/30/2010               32,602                         31,040
10/31/2010               33,593                         31,941
11/30/2010               32,843                         31,098
12/31/2010               35,517                         33,317
 1/31/2011               34,599                         32,413
 2/28/2011               34,359                         32,111
 3/31/2011               36,276                         33,999
 4/30/2011               37,544                         35,054
 5/31/2011               36,509                         34,134
 6/30/2011               36,079                         33,609
 7/31/2011               35,802                         33,460
 8/31/2011               32,908                         30,470
 9/30/2011               27,930                         26,027
10/31/2011               31,429                         29,475
11/30/2011               30,343                         27,511
12/31/2011               29,461                         27,179
 1/31/2012               32,617                         30,262
 2/29/2012               34,388                         32,074
 3/31/2012               33,499                         31,004
 4/30/2012               32,901                         30,633
 5/31/2012               29,359                         27,198
 6/30/2012               30,816                         28,248
 7/31/2012               31,064                         28,799
 8/31/2012               31,276                         28,703
 9/30/2012               33,025                         30,435
10/31/2012               32,857                         30,250
11/30/2012               33,287                         30,634
12/31/2012               35,241                         32,132
 1/31/2013               35,423                         32,575
 2/28/2013               35,015                         32,166
 3/31/2013               34,519                         31,612
 4/30/2013               34,913                         31,850
 5/31/2013               33,783                         31,033
 6/30/2013               31,662                         29,057               Past performance is not predictive of
 7/31/2013               32,128                         29,361               future performance.
 8/31/2013               31,378                         28,856
 9/30/2013               33,615                         30,733               The returns shown do not reflect the
10/31/2013               35,153                         32,226               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                6.99%       15.42%       13.40%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                            [CHART]

                The Emerging Markets               MSCI Emerging
                  Small Cap Series        Markets Index (net dividends)
               ---------------------    ---------------------------------
10/31/2003            $10,000                      $10,000
11/30/2003             10,203                       10,122
12/31/2003             11,223                       10,855
 1/31/2004             11,560                       11,234
 2/29/2004             12,048                       11,749
 3/31/2004             12,251                       11,896
 4/30/2004             11,575                       10,922
 5/31/2004             11,095                       10,704
 6/30/2004             11,185                       10,749
 7/31/2004             11,268                       10,552
 8/31/2004             11,643                       10,990
 9/30/2004             12,288                       11,624
10/31/2004             12,603                       11,902
11/30/2004             13,796                       13,004
12/31/2004             14,531                       13,628
 1/31/2005             14,944                       13,663
 2/28/2005             15,889                       14,855
 3/31/2005             14,801                       13,873
 4/30/2005             14,261                       13,501
 5/31/2005             14,539                       13,971
 6/30/2005             14,906                       14,445
 7/31/2005             15,739                       15,455
 8/31/2005             15,844                       15,587
 9/30/2005             16,894                       17,039
10/31/2005             16,077                       15,925
11/30/2005             17,224                       17,243
12/31/2005             18,357                       18,262
 1/31/2006             20,143                       20,301
 2/28/2006             20,368                       20,277
 3/31/2006             20,735                       20,456
 4/30/2006             22,438                       21,913
 5/31/2006             20,083                       19,617
 6/30/2006             19,205                       19,569
 7/31/2006             19,647                       19,849
 8/31/2006             20,338                       20,355
 9/30/2006             20,915                       20,524
10/31/2006             22,498                       21,499
11/30/2006             24,209                       23,097
12/31/2006             25,326                       24,137
 1/31/2007             25,829                       23,877
 2/28/2007             26,047                       23,735
 3/31/2007             27,224                       24,680
 4/30/2007             29,310                       25,823
 5/31/2007             31,650                       27,102
 6/30/2007             32,603                       28,372
 7/31/2007             34,201                       29,869
 8/31/2007             32,791                       29,235
 9/30/2007             35,049                       32,463
10/31/2007             37,704                       36,084
11/30/2007             34,696                       33,526
12/31/2007             35,101                       33,643
 1/31/2008             30,893                       29,445
 2/29/2008             31,785                       31,618
 3/31/2008             30,308                       29,945
 4/30/2008             32,153                       32,375
 5/31/2008             31,973                       32,976
 6/30/2008             28,290                       29,687
 7/31/2008             27,862                       28,567
 8/31/2008             26,182                       26,285
 9/30/2008             21,470                       21,685
10/31/2008             14,966                       15,750
11/30/2008             14,059                       14,565
12/31/2008             16,054                       15,701
 1/31/2009             14,831                       14,687
 2/28/2009             13,923                       13,858
 3/31/2009             15,844                       15,850
 4/30/2009             19,055                       18,487
 5/31/2009             23,383                       21,646
 6/30/2009             23,271                       21,355
 7/31/2009             26,249                       23,756
 8/31/2009             26,564                       23,671
 9/30/2009             28,785                       25,820
10/31/2009             28,762                       25,852
11/30/2009             30,473                       26,962
12/31/2009             32,153                       28,027
 1/31/2010             30,743                       26,464
 2/28/2010             31,275                       26,557
 3/31/2010             33,953                       28,701
 4/30/2010             34,516                       29,049
 5/31/2010             31,058                       26,494
 6/30/2010             31,890                       26,299
 7/31/2010             34,831                       28,489
 8/31/2010             35,004                       27,936
 9/30/2010             39,265                       31,040
10/31/2010             40,833                       31,941
11/30/2010             39,745                       31,098
12/31/2010             42,033                       33,317
 1/31/2011             40,270                       32,413
 2/28/2011             39,100                       32,111
 3/31/2011             41,283                       33,999
 4/30/2011             43,466                       35,054
 5/31/2011             42,498                       34,134
 6/30/2011             42,491                       33,609
 7/31/2011             42,978                       33,460
 8/31/2011             38,912                       30,470
 9/30/2011             32,003                       26,027
10/31/2011             35,551                       29,475
11/30/2011             33,833                       27,511
12/31/2011             32,933                       27,179
 1/31/2012             36,662                       30,262
 2/29/2012             39,670                       32,074
 3/31/2012             38,665                       31,004
 4/30/2012             37,742                       30,633
 5/31/2012             34,306                       27,198
 6/30/2012             35,619                       28,248
 7/31/2012             35,199                       28,799
 8/31/2012             36,122                       28,703
 9/30/2012             38,237                       30,435
10/31/2012             38,110                       30,250
11/30/2012             38,785                       30,634
12/31/2012             41,185                       32,132
 1/31/2013             41,958                       32,575
 2/28/2013             42,401                       32,166
 3/31/2013             42,221                       31,612
 4/30/2013             43,083                       31,850
 5/31/2013             42,491                       31,033
 6/30/2013             38,815                       29,057
 7/31/2013             39,010                       29,361
 8/31/2013             37,397                       28,856                   Past performance is not predictive of
 9/30/2013             40,143                       30,733                   future performance.
10/31/2013             41,695                       32,226
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN          YEAR        YEARS        YEARS
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                9.41%       22.74%       15.35%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.68% for the Series and 28.29% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks, measured by book-to-market ratios. These stocks generally outperformed relative to the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Series' outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity market with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                U.S. DOLLAR RETURN
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 MONTHS ENDED OCTOBER 31, 2013
                              --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large caps while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names outperformed. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,400 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 30.62% for the Series and 30.99% for the MSCI Japan Small Cap Index (net dividends). The Series' lesser exposure than the Index to GungHo Online Entertainment, Inc., an online gaming company that significantly outperformed, was primarily responsible for the Series' relative underperformance. To a lesser extent, the Series' exclusion of real estate investment trusts ("REITs") contributed positively to the Series' relative performance as REITs underperformed during the period.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 940 securities across the eligible countries. Country allocations generally reflect the approximate weights of individual securities within a universe of these countries' stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 10.97% for the Series and 6.83% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. The Series' greater weight in the consumer discretionary sector and lesser weight in the materials sector contributed to the Series' outperformance relative to the Index as consumer discretionary outperformed and materials underperformed. The Series' exclusion of real estate investment trusts ("REITs") also had a small positive impact on the Series' relative performance as REITs underperformed during the period.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 350 securities. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 37.42% for the Series and 35.72% for the MSCI UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. The Series had a lesser allocation to the energy sector, which contributed to the Series' outperformance relative to the Index as energy significantly underperformed. The Series' exclusion of real estate investment trusts ("REITs") also contributed to the Series' outperformance relative to the Index as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series seeks to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,200 securities in 14 eligible developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 43.67% for the Series and 42.99% for the MSCI Europe ex UK Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. The Series' exclusion of real estate investment trusts ("REITs") contributed to the Series' outperformance relative to the Index, as REITs underperformed during the period. To a lesser extent, differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 390 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 5.71% for the Series and -0.09% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market. The Series' holdings in the materials sector significantly outperformed those of the Index and contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") also contributed to the Series' outperformance relative to the Index as REITs underperformed during the period.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.99% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Series and the Index contributed to relative performance differences. In addition, differences in holdings within the financial sector contributed to the Series' relative outperformance.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 3,100 securities across 17 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 9.41% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series focuses on small cap stocks while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large caps over the period. The Series' significantly greater exposure to small cap stocks was primarily responsible for the Series' outperformance relative to the Index.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          SIX MONTHS ENDED OCTOBER 31, 2013
     EXPENSE TABLES
                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/13  10/31/13    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     THE U.S. LARGE CAP VALUE SERIES
     -
     Actual Fund Return............ $1,000.00 $1,145.10    0.11%    $0.59
     Hypothetical 5% Annual Return. $1,000.00 $1,024.65    0.11%    $0.56

     THE DFA INTERNATIONAL VALUE SERIES
     -
     Actual Fund Return............ $1,000.00 $1,125.00    0.22%    $1.18
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/13  10/31/13    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,035.70    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,002.60    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,193.00    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,232.90    0.13%    $0.73
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,077.90    0.11%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,006.90    0.14%    $0.71
Hypothetical 5% Annual Return........... $1,000.00 $1,024.50    0.14%    $0.71

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $  967.80    0.25%    $1.24
Hypothetical 5% Annual Return........... $1,000.00 $1,023.95    0.25%    $1.28

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   7.5%
              Energy.......................................  20.7%
              Financials...................................  24.9%
              Health Care..................................   8.0%
              Industrials..................................  12.2%
              Information Technology.......................   5.9%
              Materials....................................   3.3%
              Telecommunication Services...................   4.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   4.9%
              Energy.......................................  12.7%
              Financials...................................  36.7%
              Health Care..................................   1.3%
              Industrials..................................  10.4%
              Information Technology.......................   3.7%
              Materials....................................  10.9%
              Other........................................    --
              Telecommunication Services...................   7.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                       THE JAPANESE SMALL COMPANY SERIES
              Consumer Discretionary.......................  21.4%
              Consumer Staples.............................   9.3%
              Energy.......................................   0.9%
              Financials...................................  11.0%
              Health Care..................................   4.7%
              Industrials..................................  29.9%
              Information Technology.......................  10.4%
              Materials....................................  11.9%
              Telecommunication Services...................    --
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                     THE ASIA PACIFIC SMALL COMPANY SERIES
              Consumer Discretionary.......................  29.3%
              Consumer Staples.............................   4.2%
              Energy.......................................   6.4%
              Financials...................................  13.5%
              Health Care..................................   5.0%
              Industrials..................................  20.2%
              Information Technology.......................   4.8%
              Materials....................................  10.7%
              Other........................................    --
              Telecommunication Services...................   3.5%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                    THE UNITED KINGDOM SMALL COMPANY SERIES
              Consumer Discretionary.......................  26.9%
              Consumer Staples.............................   3.8%
              Energy.......................................   5.4%
              Financials...................................  14.4%
              Health Care..................................   2.6%
              Industrials..................................  26.7%
              Information Technology.......................   7.8%
              Materials....................................   7.6%
              Telecommunication Services...................   2.4%
              Utilities....................................   2.4%
                                                            -----
                                                            100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES
              Consumer Discretionary.......................  14.9%
              Consumer Staples.............................   5.7%
              Energy.......................................   4.4%
              Financials...................................  18.6%
              Health Care..................................   9.2%
              Industrials..................................  24.4%
              Information Technology.......................  10.0%
              Materials....................................   8.0%
              Other........................................    --
              Telecommunication Services...................   2.5%
              Utilities....................................   2.3%
                                                            -----
                                                            100.0%

                       THE CANADIAN SMALL COMPANY SERIES
              Consumer Discretionary.......................  10.2%
              Consumer Staples.............................   4.3%
              Energy.......................................  26.9%
              Financials...................................   8.1%
              Health Care..................................   2.0%
              Industrials..................................  14.6%
              Information Technology.......................   5.8%
              Materials....................................  22.5%
              Telecommunication Services...................   0.4%
              Utilities....................................   5.2%
                                                            -----
                                                            100.0%

                          THE EMERGING MARKETS SERIES
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.6%
              Energy.......................................  12.0%
              Financials...................................  25.9%
              Health Care..................................   1.5%
              Industrials..................................   7.3%
              Information Technology.......................  15.2%
              Materials....................................  10.4%
              Other........................................    --
              Telecommunication Services...................   6.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES
              Consumer Discretionary.......................  18.1%
              Consumer Staples.............................   8.9%
              Energy.......................................   2.3%
              Financials...................................  16.5%
              Health Care..................................   6.3%
              Industrials..................................  17.8%
              Information Technology.......................  13.1%
              Materials....................................  12.6%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   0.7%
              Utilities....................................   3.6%
                                                            -----
                                                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................ 10,008,890 $  476,222,986            3.2%
    Comcast Corp. Special Class A........  3,819,364    176,836,553            1.2%
*   General Motors Co....................  3,555,515    131,376,279            0.9%
    Time Warner Cable, Inc...............  1,876,119    225,415,698            1.5%
    Time Warner, Inc.....................  4,974,348    341,936,681            2.3%
    Other Securities.....................               515,830,578            3.5%
                                                     --------------           -----
Total Consumer Discretionary.............             1,867,618,775           12.6%
                                                     --------------           -----
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co............  3,189,248    130,440,243            0.9%
    CVS Caremark Corp....................  7,147,441    444,999,677            3.0%
    Mondelez International, Inc. Class A.  9,025,752    303,626,297            2.0%
    Other Securities.....................               227,833,106            1.5%
                                                     --------------           -----
Total Consumer Staples...................             1,106,899,323            7.4%
                                                     --------------           -----
Energy -- (19.9%)
    Anadarko Petroleum Corp..............  2,511,077    239,280,527            1.6%
    Apache Corp..........................  1,526,796    135,579,485            0.9%
    Baker Hughes, Inc....................  1,673,042     97,187,010            0.6%
    Chevron Corp.........................  4,348,879    521,691,525            3.5%
    ConocoPhillips.......................  6,993,622    512,632,493            3.4%
    Devon Energy Corp....................  1,479,247     93,517,995            0.6%
    Hess Corp............................  1,606,476    130,445,851            0.9%
    Marathon Oil Corp....................  3,640,872    128,377,147            0.9%
    Marathon Petroleum Corp..............  1,791,952    128,411,280            0.9%
    National Oilwell Varco, Inc..........  1,816,355    147,451,699            1.0%
    Occidental Petroleum Corp............  1,521,584    146,193,791            1.0%
    Phillips 66..........................  2,926,797    188,573,531            1.3%
    Valero Energy Corp...................  2,806,975    115,563,161            0.8%
    Other Securities.....................               484,245,131            3.3%
                                                     --------------           -----
Total Energy.............................             3,069,150,626           20.7%
                                                     --------------           -----
Financials -- (23.9%)
    American International Group, Inc....  8,251,823    426,206,658            2.9%
    Bank of America Corp................. 39,239,978    547,790,093            3.7%
    Bank of New York Mellon Corp. (The)..  3,633,937    115,559,197            0.8%
    Capital One Financial Corp...........  1,875,702    128,804,456            0.9%
    Citigroup, Inc....................... 10,998,186    536,491,513            3.6%
    CME Group, Inc.......................  1,618,207    120,087,142            0.8%
    JPMorgan Chase & Co..................  5,379,341    277,251,235            1.9%
    Loews Corp...........................  2,050,343     99,052,070            0.7%
    MetLife, Inc.........................  5,110,004    241,754,289            1.6%
    Morgan Stanley.......................  7,883,626    226,496,575            1.5%
    Prudential Financial, Inc............  2,327,738    189,454,596            1.3%
    Other Securities.....................               785,679,755            5.2%
                                                     --------------           -----
Total Financials.........................             3,694,627,579           24.9%
                                                     --------------           -----
Health Care -- (7.7%)
    Aetna, Inc...........................  2,027,401    127,118,043            0.9%
*   Express Scripts Holding Co...........  2,283,090    142,738,787            1.0%
    Pfizer, Inc..........................  7,744,869    237,612,581            1.6%
    Thermo Fisher Scientific, Inc........  1,932,026    188,913,502            1.3%
    WellPoint, Inc.......................  1,824,634    154,728,963            1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                            SHARES        VALUE+      OF NET ASSETS**
                                                            ------        ------      ---------------
Health Care -- (Continued)
      Other Securities...................................             $   330,262,151            2.1%
                                                                      ---------------          ------
Total Health Care........................................               1,181,374,027            8.0%
                                                                      ---------------          ------
Industrials -- (11.7%)
      CSX Corp...........................................   5,687,103     148,205,904            1.0%
      Eaton Corp. P.L.C..................................   1,993,999     140,696,569            1.0%
      FedEx Corp.........................................     759,707      99,521,617            0.7%
      General Electric Co................................  17,056,602     445,859,576            3.0%
      Norfolk Southern Corp..............................   1,681,939     144,680,393            1.0%
      Northrop Grumman Corp..............................   1,364,645     146,712,984            1.0%
      Union Pacific Corp.................................   1,891,022     286,300,731            1.9%
      Other Securities...................................                 389,576,498            2.5%
                                                                      ---------------          ------
Total Industrials........................................               1,801,554,272           12.1%
                                                                      ---------------          ------
Information Technology -- (5.6%)
      Corning, Inc.......................................   5,599,861      95,701,624            0.7%
      Hewlett-Packard Co.................................   9,295,748     226,537,379            1.5%
*     Yahoo!, Inc........................................   3,936,872     129,641,195            0.9%
      Other Securities...................................                 418,199,608            2.8%
                                                                      ---------------          ------
Total Information Technology.............................                 870,079,806            5.9%
                                                                      ---------------          ------
Materials -- (3.1%)
      Freeport-McMoRan Copper & Gold, Inc................   3,340,516     122,797,368            0.8%
      International Paper Co.............................   2,043,676      91,168,386            0.6%
      Other Securities...................................                 270,895,902            1.9%
                                                                      ---------------          ------
Total Materials..........................................                 484,861,656            3.3%
                                                                      ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc..........................................  14,518,387     525,565,609            3.5%
      Other Securities...................................                 152,680,539            1.1%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 678,246,148            4.6%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  47,551,285            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,801,963,497           99.8%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.073%. 110,063,812     110,063,812            0.7%
                                                                      ---------------          ------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                          -----------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................  45,096,723     521,769,090            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,087,346,593)...............................               $15,433,796,399          104.0%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,867,618,775           --   --    $ 1,867,618,775
  Consumer Staples............   1,106,899,323           --   --      1,106,899,323
  Energy......................   3,069,150,626           --   --      3,069,150,626
  Financials..................   3,694,627,579           --   --      3,694,627,579
  Health Care.................   1,181,374,027           --   --      1,181,374,027
  Industrials.................   1,801,554,272           --   --      1,801,554,272
  Information Technology......     870,079,806           --   --        870,079,806
  Materials...................     484,861,656           --   --        484,861,656
  Telecommunication Services..     678,246,148           --   --        678,246,148
  Utilities...................      47,551,285           --   --         47,551,285
Temporary Cash Investments....     110,063,812           --   --        110,063,812
Securities Lending Collateral.              -- $521,769,090   --        521,769,090
                               --------------- ------------   --    ---------------
TOTAL......................... $14,912,027,309 $521,769,090   --    $15,433,796,399
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------           -----
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------           -----

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------           -----

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------           -----

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------           -----
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------           -----

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------           -----

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------           -----

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------           -----
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------           -----

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------           -----
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------           -----

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------           -----
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------           -----

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------           -----
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------           -----

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------           -----
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------           -----

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------           -----
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------           -----
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                     ------       -------     ---------------
SWITZERLAND -- (6.9%)
      Credit Suisse Group AG......................................   1,928,358 $   59,987,253            0.7%
      Holcim, Ltd.................................................     887,877     66,039,798            0.8%
      Swiss Re AG.................................................   1,117,582     98,104,262            1.1%
      UBS AG......................................................   6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG...................................     269,917     74,584,331            0.9%
      Other Securities............................................                232,054,236            2.6%
                                                                               --------------          ------
TOTAL SWITZERLAND.................................................                656,410,614            7.5%
                                                                               --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C..............................................  14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR...............................   5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR.....................................   5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C......................................  15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR..........................   1,694,884     93,286,415            1.1%
      Kingfisher P.L.C............................................   8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C..................................  82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR................................   3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C........................................  34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR.........................   3,949,158    145,407,998            1.6%
      Other Securities............................................                428,839,157            4.8%
                                                                               --------------          ------
TOTAL UNITED KINGDOM..............................................              1,694,595,811           19.3%
                                                                               --------------          ------
TOTAL COMMON STOCKS...............................................              8,719,936,036           99.2%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities............................................                 23,753,308            0.3%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities............................................                         --            0.0%
                                                                               --------------          ------

SPAIN -- (0.0%)
      Other Securities............................................                  1,906,872            0.0%
                                                                               --------------          ------
TOTAL RIGHTS/WARRANTS.............................................                  1,906,872            0.0%
                                                                               --------------          ------
                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT       VALUE+
                                                                     -------      ------             -
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund..............................  62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging
       from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058................................................... $       706        706,056            0.0%
                                                                               --------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                726,706,056            8.2%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361).........................................               $9,472,302,272          107.7%
                                                                               ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (18.9%)
    Accordia Golf Co., Ltd......................   575,900 $  6,320,624            0.3%
    Aoyama Trading Co., Ltd.....................   315,900    8,054,712            0.4%
#*  Arnest One Corp.............................   238,800    6,557,104            0.3%
*   Haseko Corp................................. 1,339,000    9,924,834            0.4%
#   Nifco, Inc..................................   277,500    7,395,022            0.3%
    Resorttrust, Inc............................   200,608    7,641,738            0.3%
    Shimachu Co., Ltd...........................   273,900    6,651,367            0.3%
    Tokyo Dome Corp.............................   984,200    6,768,438            0.3%
    Toyo Tire & Rubber Co., Ltd................. 1,080,000    6,310,337            0.3%
    Other Securities............................            419,039,070           18.3%
                                                           ------------           -----
Total Consumer Discretionary....................            484,663,246           21.2%
                                                           ------------           -----
Consumer Staples -- (8.2%)
    Fuji Oil Co. Ltd/Osaka......................   367,600    6,699,430            0.3%
#   Nichirei Corp............................... 1,382,000    7,133,447            0.3%
#   Pigeon Corp.................................   191,600    9,885,257            0.4%
    Sapporo Holdings, Ltd....................... 1,874,000    8,333,114            0.4%
    Takara Holdings, Inc........................   702,500    6,442,135            0.3%
    UNY Group Holdings Co., Ltd................. 1,183,300    7,466,985            0.3%
    Other Securities............................            163,690,997            7.2%
                                                           ------------           -----
Total Consumer Staples..........................            209,651,365            9.2%
                                                           ------------           -----
Energy -- (0.8%)
    Other Securities............................             21,136,267            0.9%
                                                           ------------           -----
Financials -- (9.7%)
    Daishi Bank, Ltd. (The)..................... 2,006,000    7,003,326            0.3%
    Juroku Bank, Ltd. (The)..................... 1,985,000    7,771,817            0.3%
    Musashino Bank, Ltd. (The)..................   196,000    6,876,837            0.3%
    San-In Godo Bank, Ltd. (The)................   961,000    6,976,501            0.3%
    Other Securities............................            219,964,821            9.7%
                                                           ------------           -----
Total Financials................................            248,593,302           10.9%
                                                           ------------           -----
Health Care -- (4.2%)
#   Kaken Pharmaceutical Co., Ltd...............   417,000    6,512,147            0.3%
    Nihon Kohden Corp...........................   180,100    7,417,704            0.3%
    Rohto Pharmaceutical Co., Ltd...............   475,000    6,893,342            0.3%
    Ship Healthcare Holdings, Inc...............   185,700    7,620,076            0.3%
    Other Securities............................             77,893,145            3.5%
                                                           ------------           -----
Total Health Care...............................            106,336,414            4.7%
                                                           ------------           -----
Industrials -- (26.4%)
#   Daifuku Co., Ltd............................   505,000    6,493,984            0.3%
#   DMG Mori Seiki Co., Ltd.....................   551,500    8,946,428            0.4%
    Fujikura, Ltd............................... 2,042,000    9,317,972            0.4%
#   Furukawa Electric Co., Ltd.................. 3,973,000    9,208,531            0.4%
    Glory, Ltd..................................   305,000    7,563,052            0.3%
    Hitachi Zosen Corp..........................   879,499    6,993,194            0.3%
    Komori Corp.................................   407,800    6,412,688            0.3%
    Maeda Road Construction Co., Ltd............   360,000    6,401,143            0.3%
#   Minebea Co., Ltd............................ 1,975,000   10,933,515            0.5%
    Mitsui Engineering & Shipbuilding Co., Ltd.  4,170,000    8,185,614            0.4%
#*  Nippon Sheet Glass Co., Ltd................. 5,424,000    7,034,712            0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                                     PERCENTAGE
                                                                          SHARES       VALUE++     OF NET ASSETS**
                                                                          ------       -------     ---------------
Industrials -- (Continued)
      Nishimatsu Construction Co., Ltd.................................   1,855,000 $    6,548,878            0.3%
#     Nisshinbo Holdings, Inc..........................................     834,000      7,366,107            0.3%
#     OKUMA Corp.......................................................     792,000      6,690,276            0.3%
      OSG Corp.........................................................     401,700      6,498,156            0.3%
#     Sanwa Holdings Corp..............................................   1,215,000      7,786,723            0.3%
      Seino Holdings Co., Ltd..........................................     731,000      7,219,534            0.3%
      Sohgo Security Services Co., Ltd.................................     338,100      6,834,701            0.3%
      Other Securities.................................................                541,155,767           23.7%
                                                                                    --------------          ------
Total Industrials......................................................                677,590,975           29.7%
                                                                                    --------------          ------
Information Technology -- (9.2%)
*     Alps Electric Co., Ltd...........................................   1,084,100      9,513,585            0.4%
      Horiba, Ltd......................................................     218,850      7,996,873            0.4%
      IT Holdings Corp.................................................     448,301      6,439,577            0.3%
#     Taiyo Yuden Co., Ltd.............................................     619,100      7,935,573            0.4%
      Other Securities.................................................                204,758,270            8.9%
                                                                                    --------------          ------
Total Information Technology...........................................                236,643,878           10.4%
                                                                                    --------------          ------
Materials -- (10.5%)
      Mitsui Mining & Smelting Co., Ltd................................   3,353,000      8,547,456            0.4%
      Rengo Co., Ltd...................................................   1,219,000      6,519,768            0.3%
      Sumitomo Osaka Cement Co., Ltd...................................   2,274,000      9,175,091            0.4%
      Tokuyama Corp....................................................   1,979,000      7,654,790            0.3%
      Toyobo Co., Ltd..................................................   4,867,000      9,352,621            0.4%
      Other Securities.................................................                228,355,855           10.0%
                                                                                    --------------          ------
Total Materials........................................................                269,605,581           11.8%
                                                                                    --------------          ------
Telecommunication Services -- (0.0%)
      Other Securities.................................................                    895,224            0.0%
                                                                                    --------------          ------
Utilities -- (0.4%)
      Other Securities.................................................                 10,306,973            0.5%
                                                                                    --------------          ------
TOTAL COMMON STOCKS....................................................              2,265,423,225           99.3%
                                                                                    --------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT       VALUE+
                                                                          -------      ------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund...................................  25,929,127    300,000,000           13.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $474,360 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to 10/01/43,
       valued at $428,972) to be repurchased at $420,562............... $       421        420,561            0.0%
                                                                                    --------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................                300,420,561           13.2%
                                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,358,439,958)..............................................               $2,565,843,786          112.5%
                                                                                    ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Consumer Discretionary...... $  687,517 $  483,975,729   --    $  484,663,246
  Consumer Staples............         --    209,651,365   --       209,651,365
  Energy......................         --     21,136,267   --        21,136,267
  Financials..................  9,015,209    239,578,093   --       248,593,302
  Health Care.................         --    106,336,414   --       106,336,414
  Industrials.................         --    677,590,975   --       677,590,975
  Information Technology......         --    236,643,878   --       236,643,878
  Materials...................         --    269,605,581   --       269,605,581
  Telecommunication Services..         --        895,224   --           895,224
  Utilities...................         --     10,306,973   --        10,306,973
Securities Lending Collateral.         --    300,420,561   --       300,420,561
                               ---------- --------------   --    --------------
TOTAL......................... $9,702,726 $2,556,141,060   --    $2,565,843,786
                               ========== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                   ------     -------    ---------------
COMMON STOCKS -- (81.3%)
AUSTRALIA -- (40.8%)
    Adelaide Brighton, Ltd......................  1,822,054 $  6,631,679            0.5%
#   Ansell, Ltd.................................    414,608    7,641,753            0.6%
    Aristocrat Leisure, Ltd.....................  2,580,305   12,320,792            1.0%
    Arrium, Ltd.................................  7,583,001    9,907,713            0.8%
#*  Aurora Oil & Gas, Ltd.......................  2,256,634    6,929,410            0.6%
    Beach Energy, Ltd...........................  7,442,568   10,052,661            0.8%
*   BlueScope Steel, Ltd........................  2,365,706   11,158,750            0.9%
#   Bradken, Ltd................................  1,201,799    7,089,963            0.6%
#   carsales.com, Ltd...........................  1,220,399   12,118,987            1.0%
    CSR, Ltd....................................  2,829,296    6,679,778            0.5%
#   David Jones, Ltd............................  3,241,419    8,330,548            0.7%
    Downer EDI, Ltd.............................  2,414,160   11,216,171            0.9%
    DuluxGroup, Ltd.............................  2,317,895   11,287,494            0.9%
    Envestra, Ltd...............................  6,189,006    6,576,924            0.5%
#   Fairfax Media, Ltd.......................... 11,005,131    6,283,630            0.5%
    Goodman Fielder, Ltd........................  9,960,250    7,158,645            0.6%
    GrainCorp, Ltd. Class A.....................    828,668    9,661,614            0.8%
#   Invocare, Ltd...............................    638,866    6,616,861            0.5%
    IOOF Holdings, Ltd..........................  1,239,793   10,543,213            0.8%
#   Iress, Ltd..................................    767,110    7,158,910            0.6%
#   JB Hi-Fi, Ltd...............................    639,044   13,169,341            1.0%
#   Mineral Resources, Ltd......................    756,386    8,087,153            0.6%
#   Monadelphous Group, Ltd.....................    491,743    8,437,605            0.7%
#   Myer Holdings, Ltd..........................  3,564,925    8,425,293            0.7%
    Navitas, Ltd................................  1,192,373    6,531,773            0.5%
#   Perpetual, Ltd..............................    234,074   10,190,785            0.8%
    Primary Health Care, Ltd....................  1,709,571    7,975,871            0.6%
#   Reece Australia, Ltd........................    238,257    6,301,473            0.5%
#*  Sims Metal Management, Ltd..................    863,295    8,177,344            0.6%
    Spark Infrastructure Group..................  4,143,888    6,637,154            0.5%
#   Super Retail Group, Ltd.....................  1,291,875   16,364,147            1.3%
#   TPG Telecom, Ltd............................  1,484,123    6,542,913            0.5%
#   UGL, Ltd....................................    995,514    6,923,273            0.6%
    Other Securities............................             343,191,406           27.0%
                                                            ------------           -----
TOTAL AUSTRALIA.................................             632,321,027           50.0%
                                                            ------------           -----

BERMUDA -- (0.0%)
    Other Securities............................                   4,364            0.0%
                                                            ------------           -----

CAYMAN ISLANDS -- (0.0%)
    Other Securities............................                  22,553            0.0%
                                                            ------------           -----

CHINA -- (0.1%)
    Other Securities............................               2,100,808            0.1%
                                                            ------------           -----

HONG KONG -- (22.5%)
#   Chow Sang Sang Holdings International, Ltd..  1,967,000    6,379,263            0.5%
#   Esprit Holdings, Ltd........................ 13,005,750   23,980,456            1.9%
#   Giordano International, Ltd.................  9,084,000    8,521,138            0.7%
    Hopewell Holdings, Ltd......................  1,804,000    6,087,002            0.5%
#   Luk Fook Holdings International, Ltd........  2,289,000    8,142,153            0.7%
#   Melco International Development, Ltd........  6,017,000   18,925,645            1.5%
    Pacific Basin Shipping, Ltd................. 11,222,000    8,030,542            0.6%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES       VALUE++     OF NET ASSETS**
                                                                       ------       -------     ---------------
HONG KONG -- (Continued)
      SA SA International Holdings, Ltd.............................   7,008,000 $    7,672,215            0.6%
      Shun Tak Holdings, Ltd........................................  10,767,419      6,237,351            0.5%
      Xinyi Glass Holdings, Ltd.....................................  12,292,000     12,189,775            1.0%
      Other Securities..............................................                242,212,412           19.0%
                                                                                 --------------          ------
TOTAL HONG KONG.....................................................                348,377,952           27.5%
                                                                                 --------------          ------

NEW ZEALAND -- (6.3%)
#     Fisher & Paykel Healthcare Corp., Ltd.........................   3,375,400     10,265,529            0.8%
      Port of Tauranga, Ltd.........................................     528,322      6,019,074            0.5%
#     Ryman Healthcare, Ltd.........................................   1,742,405     10,861,648            0.9%
      Sky Network Television, Ltd...................................   1,319,448      6,757,325            0.5%
#     SKYCITY Entertainment Group, Ltd..............................   3,420,386     10,984,846            0.9%
      Other Securities..............................................                 52,594,791            4.1%
                                                                                 --------------          ------
TOTAL NEW ZEALAND...................................................                 97,483,213            7.7%
                                                                                 --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities..............................................                     17,016            0.0%
                                                                                 --------------          ------

SINGAPORE -- (11.6%)
#     Singapore Post, Ltd...........................................   9,103,120      9,596,310            0.8%
#     Venture Corp., Ltd............................................   1,600,000     10,019,818            0.8%
      Other Securities..............................................                159,696,850           12.6%
                                                                                 --------------          ------
TOTAL SINGAPORE.....................................................                179,312,978           14.2%
                                                                                 --------------          ------
TOTAL COMMON STOCKS.................................................              1,259,639,911           99.5%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..............................................                         --            0.0%
                                                                                 --------------          ------

HONG KONG -- (0.0%)
      Other Securities..............................................                         --            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS...............................................                         --            0.0%
                                                                                 --------------          ------

                                                                       SHARES/
                                                                        FACE
                                                                       AMOUNT       VALUE+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (18.7%)
(S)@  DFA Short Term Investment Fund................................  25,064,823    290,000,000           22.9%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.09%,
       11/01/13 (Collateralized by $507,256 U.S. Treasury Note
       2.375%, 09/30/14, valued at $518,619) to be repurchased at
       $506,216..................................................... $       506        506,215            0.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $51,657 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $46,714) to be repurchased at $45,798....          46         45,798            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL.................................                290,552,013           23.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,443,079,348)...........................................               $1,550,191,924          122.5%
                                                                                 ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Australia................... $  217,641 $  632,103,386   --    $  632,321,027
  Bermuda.....................         --          4,364   --             4,364
  Cayman Islands..............         --         22,553   --            22,553
  China.......................         --      2,100,808   --         2,100,808
  Hong Kong...................  4,648,233    343,729,719   --       348,377,952
  New Zealand.................         --     97,483,213   --        97,483,213
  Philippines.................         --         17,016   --            17,016
  Singapore...................     10,228    179,302,750   --       179,312,978
Rights/Warrants
  Australia...................         --             --   --                --
  Hong Kong...................         --             --   --                --
Securities Lending Collateral.         --    290,552,013   --       290,552,013
                               ---------- --------------   --    --------------
TOTAL......................... $4,876,102 $1,545,315,822   --    $1,550,191,924
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (98.5%)
 Consumer Discretionary -- (26.5%)
     Barratt Developments P.L.C........  5,157,995 $ 27,660,094            1.4%
     Bellway P.L.C.....................    652,849   15,724,768            0.8%
     Berkeley Group Holdings P.L.C.....    650,346   24,378,283            1.2%
     Daily Mail & General Trust P.L.C..  1,328,069   17,321,746            0.9%
 *   Dixons Retail P.L.C............... 16,850,562   13,202,433            0.7%
     Greene King P.L.C.................  1,421,372   18,808,719            0.9%
     Home Retail Group P.L.C...........  4,196,363   13,388,556            0.7%
     Howden Joinery Group P.L.C........  2,676,884   13,843,959            0.7%
     Inchcape P.L.C....................  2,319,770   23,684,611            1.2%
     Informa P.L.C.....................  3,121,619   27,964,781            1.4%
     Ladbrokes P.L.C...................  4,483,503   13,723,124            0.7%
     Persimmon P.L.C...................  1,366,507   27,666,555            1.4%
     Rightmove P.L.C...................    319,449   13,574,746            0.7%
     Taylor Wimpey P.L.C............... 15,614,170   27,549,112            1.4%
 *   Thomas Cook Group P.L.C...........  7,517,966   17,303,141            0.9%
     William Hill P.L.C................  3,678,697   23,618,931            1.2%
     Other Securities..................             213,258,054           10.6%
                                                   ------------           -----
 Total Consumer Discretionary..........             532,671,613           26.8%
                                                   ------------           -----
 Consumer Staples -- (3.7%)
     Booker Group P.L.C................  7,511,637   18,092,064            0.9%
     Other Securities..................              56,304,593            2.8%
                                                   ------------           -----
 Total Consumer Staples................              74,396,657            3.7%
                                                   ------------           -----
 Energy -- (5.3%)
 *   Afren P.L.C.......................  5,639,345   14,254,859            0.7%
     John Wood Group P.L.C.............  1,377,126   17,930,742            0.9%
     Premier Oil P.L.C.................  2,484,308   13,823,320            0.7%
     Other Securities..................              60,971,072            3.1%
                                                   ------------           -----
 Total Energy..........................             106,979,993            5.4%
                                                   ------------           -----
 Financials -- (14.2%)
     Amlin P.L.C.......................  2,613,209   17,854,912            0.9%
     Catlin Group, Ltd.................  1,812,653   14,890,947            0.8%
     Close Brothers Group P.L.C........    777,213   15,739,934            0.8%
     Henderson Group P.L.C.............  5,229,541   17,950,379            0.9%
     Hiscox, Ltd.......................  1,848,675   19,626,193            1.0%
     ICAP P.L.C........................  2,874,272   17,748,601            0.9%
     IG Group Holdings P.L.C...........  1,346,879   13,237,127            0.7%
     Man Group P.L.C...................  9,800,117   13,947,727            0.7%
     Other Securities..................             153,842,365            7.6%
                                                   ------------           -----
 Total Financials......................             284,838,185           14.3%
                                                   ------------           -----
 Health Care -- (2.6%)
     Hikma Pharmaceuticals P.L.C.......    713,706   13,730,269            0.7%
     Other Securities..................              38,129,221            1.9%
                                                   ------------           -----
 Total Health Care.....................              51,859,490            2.6%
                                                   ------------           -----
 Industrials -- (26.3%)
     Ashtead Group P.L.C...............  2,598,958   27,310,230            1.4%
     Balfour Beatty P.L.C..............  3,596,658   16,448,453            0.8%
     BBA Aviation P.L.C................  2,792,163   15,134,152            0.8%
     Berendsen P.L.C...................    810,481   12,621,571            0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                     SHARES       VALUE++     OF NET ASSETS**
                                                                     ------       -------     ---------------
Industrials -- (Continued)
      Bodycote P.L.C...............................................  1,253,236 $   13,210,384            0.7%
      Cobham P.L.C.................................................  5,618,202     25,946,576            1.3%
      DCC P.L.C....................................................    431,941     19,342,514            1.0%
      Hays P.L.C...................................................  7,041,541     14,054,156            0.7%
      Invensys P.L.C...............................................  2,824,855     22,668,384            1.1%
      Melrose Industries P.L.C.....................................  4,156,691     21,310,110            1.1%
      Rotork P.L.C.................................................    335,959     15,392,385            0.8%
      Serco Group P.L.C............................................  1,965,238     17,561,115            0.9%
      Spirax-Sarco Engineering P.L.C...............................    330,635     15,461,631            0.8%
      Stagecoach Group P.L.C.......................................  2,248,039     12,684,109            0.6%
      Other Securities.............................................               279,015,291           14.0%
                                                                               --------------          ------
Total Industrials..................................................               528,161,061           26.6%
                                                                               --------------          ------
Information Technology -- (7.7%)
      Halma P.L.C..................................................  1,738,128     15,266,910            0.8%
      Spectris P.L.C...............................................    582,385     21,564,398            1.1%
      Other Securities.............................................               117,190,576            5.8%
                                                                               --------------          ------
Total Information Technology.......................................               154,021,884            7.7%
                                                                               --------------          ------
Materials -- (7.5%)
      Croda International P.L.C....................................    442,133     17,277,527            0.9%
      DS Smith P.L.C...............................................  4,875,734     23,632,372            1.2%
      Other Securities.............................................               109,270,013            5.5%
                                                                               --------------          ------
Total Materials....................................................               150,179,912            7.6%
                                                                               --------------          ------
Telecommunication Services -- (2.3%)
      Inmarsat P.L.C...............................................  2,097,288     24,206,344            1.2%
      Other Securities.............................................                22,947,045            1.2%
                                                                               --------------          ------
Total Telecommunication Services...................................                47,153,389            2.4%
                                                                               --------------          ------
Utilities -- (2.4%)
      Drax Group P.L.C.............................................  2,103,725     21,477,657            1.1%
      Pennon Group P.L.C...........................................  1,980,713     21,629,062            1.1%
      Other Securities.............................................                 5,169,242            0.2%
                                                                               --------------          ------
Total Utilities....................................................                48,275,961            2.4%
                                                                               --------------          ------
TOTAL COMMON STOCKS................................................             1,978,538,145           99.5%
                                                                               --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.............................................                    50,874            0.0%
                                                                               --------------          ------

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT       VALUE+
                                                                     -------      ------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (1.5%)
(S)@  DFA Short Term Investment Fund...............................  2,592,913     30,000,000            1.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $735,534 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $665,157) to be repurchased
       at $652,117................................................. $      652        652,115            0.1%
                                                                               --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                30,652,115            1.6%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,356,132,190)..........................................              $2,009,241,134          101.1%
                                                                               ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
   Consumer Discretionary...... $ 19,789 $  532,651,824   --    $  532,671,613
   Consumer Staples............       --     74,396,657   --        74,396,657
   Energy......................       --    106,979,993   --       106,979,993
   Financials..................       --    284,838,185   --       284,838,185
   Health Care.................       --     51,859,490   --        51,859,490
   Industrials.................   33,414    528,127,647   --       528,161,061
   Information Technology......   78,663    153,943,221   --       154,021,884
   Materials...................       --    150,179,912   --       150,179,912
   Telecommunication Services..       --     47,153,389   --        47,153,389
   Utilities...................       --     48,275,961   --        48,275,961
 Preferred Stocks..............       --         50,874   --            50,874
 Securities Lending Collateral.       --     30,652,115   --        30,652,115
                                -------- --------------   --    --------------
 TOTAL......................... $131,866 $2,009,109,268   --    $2,009,241,134
                                ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                        ------     -------    ---------------
  COMMON STOCKS -- (86.7%)
  AUSTRIA -- (2.1%)
      Other Securities...............            $ 78,645,320            2.4%
                                                 ------------           -----
  BELGIUM -- (2.6%)
      Ackermans & van Haaren NV......    118,073   12,787,617            0.4%
      Other Securities...............              82,826,125            2.6%
                                                 ------------           -----
  TOTAL BELGIUM......................              95,613,742            3.0%
                                                 ------------           -----

  DENMARK -- (4.1%)
      GN Store Nord A.S..............    772,340   17,619,238            0.6%
  *   Jyske Bank A.S.................    252,239   14,261,538            0.5%
  *   Topdanmark A.S.................    507,925   13,824,624            0.4%
  #*  Vestas Wind Systems A.S........    693,291   18,578,010            0.6%
      Other Securities...............              88,855,266            2.7%
                                                 ------------           -----
  TOTAL DENMARK......................             153,138,676            4.8%
                                                 ------------           -----

  FINLAND -- (5.5%)
      Amer Sports Oyj................    550,929   11,303,591            0.4%
  #   Elisa Oyj......................    663,319   16,618,626            0.5%
  #   Neste Oil Oyj..................    596,102   11,819,716            0.4%
      Other Securities...............             162,284,236            5.0%
                                                 ------------           -----
  TOTAL FINLAND......................             202,026,169            6.3%
                                                 ------------           -----

  FRANCE -- (11.1%)
  #*  Alcatel-Lucent................. 12,082,064   46,287,055            1.5%
      Lagardere SCA..................    427,942   15,546,813            0.5%
  #   Neopost SA.....................    167,752   12,665,437            0.4%
  #*  Peugeot SA.....................  1,076,690   14,163,830            0.5%
      Societe Television Francaise 1.    567,362   10,931,881            0.4%
      Teleperformance................    275,593   14,588,498            0.5%
      Other Securities...............             295,307,033            8.9%
                                                 ------------           -----
  TOTAL FRANCE.......................             409,490,547           12.7%
                                                 ------------           -----

  GERMANY -- (12.5%)
  *   Aareal Bank AG.................    423,110   16,227,581            0.5%
  #   Celesio AG.....................    406,712   12,644,638            0.4%
  #   Deutsche Wohnen AG.............    816,056   15,347,428            0.5%
      Freenet AG.....................    489,959   12,726,578            0.4%
      Rheinmetall AG.................    189,044   11,687,366            0.4%
      Rhoen Klinikum AG..............    500,406   13,984,605            0.4%
      Stada Arzneimittel AG..........    287,980   16,553,592            0.5%
      Other Securities...............             363,033,443           11.3%
                                                 ------------           -----
  TOTAL GERMANY......................             462,205,231           14.4%
                                                 ------------           -----

  GREECE -- (2.0%)
      Other Securities...............              75,861,383            2.4%
                                                 ------------           -----

  IRELAND -- (1.9%)
      Paddy Power P.L.C..............    175,221   14,181,124            0.4%
      Smurfit Kappa Group P.L.C......    554,973   13,433,965            0.4%
      Other Securities...............              44,425,840            1.4%
                                                 ------------           -----
  TOTAL IRELAND......................              72,040,929            2.2%
                                                 ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
ISRAEL -- (2.3%)
    Other Securities............................           $ 86,155,595            2.7%
                                                           ------------            ----

ITALY -- (8.1%)
    Azimut Holding SpA..........................   491,069   12,457,026            0.4%
*   Banca Popolare dell'Emilia Romagna S.c.r.l.. 1,449,109   13,922,026            0.4%
*   Banco Popolare.............................. 6,663,294   13,237,221            0.4%
#*  Finmeccanica SpA............................ 1,838,316   13,471,206            0.4%
*   Mediaset SpA................................ 3,041,414   15,187,868            0.5%
    Unione di Banche Italiane SCPA.............. 2,765,965   19,116,785            0.6%
    Other Securities............................            214,025,040            6.7%
                                                           ------------            ----
TOTAL ITALY.....................................            301,417,172            9.4%
                                                           ------------            ----

NETHERLANDS -- (5.0%)
    Aalberts Industries NV......................   480,099   14,334,222            0.4%
    Delta Lloyd NV..............................   943,521   20,004,182            0.6%
    Nutreco NV..................................   359,256   17,562,430            0.6%
#*  PostNL NV................................... 2,402,055   12,551,522            0.4%
*   SBM Offshore NV.............................   948,481   19,852,164            0.6%
    Other Securities............................             99,359,737            3.1%
                                                           ------------            ----
TOTAL NETHERLANDS...............................            183,664,257            5.7%
                                                           ------------            ----

NORWAY -- (3.1%)
    Other Securities............................            115,126,917            3.6%
                                                           ------------            ----

PORTUGAL -- (1.5%)
    Other Securities............................             55,664,423            1.7%
                                                           ------------            ----

RUSSIA -- (0.0%)
    Other Securities............................                994,896            0.0%
                                                           ------------            ----

SPAIN -- (5.3%)
    Bankinter SA................................ 2,085,446   12,715,217            0.4%
#   Bolsas y Mercados Espanoles SA..............   338,781   12,667,129            0.4%
*   Jazztel P.L.C............................... 1,025,473   11,231,832            0.4%
#   Viscofan SA.................................   213,526   11,326,669            0.4%
    Other Securities............................            146,812,397            4.4%
                                                           ------------            ----
TOTAL SPAIN.....................................            194,753,244            6.0%
                                                           ------------            ----

SWEDEN -- (8.7%)
    Castellum AB................................   739,664   11,357,362            0.4%
    Modern Times Group AB Class B...............   234,304   12,780,214            0.4%
    Securitas AB Class B........................   998,620   11,387,211            0.4%
    Other Securities............................            284,674,858            8.7%
                                                           ------------            ----
TOTAL SWEDEN....................................            320,199,645            9.9%
                                                           ------------            ----

SWITZERLAND -- (10.7%)
*   Dufry AG....................................    73,187   11,824,599            0.4%
    Galenica AG.................................    20,798   18,381,416            0.6%
    GAM Holding AG..............................   806,220   15,064,909            0.5%
    Georg Fischer AG............................    18,366   12,651,376            0.4%
    Helvetia Holding AG.........................    27,336   12,892,724            0.4%
    Lonza Group AG..............................   255,221   22,781,770            0.7%
    OC Oerlikon Corp. AG........................   858,856   12,006,957            0.4%
    PSP Swiss Property AG.......................   148,327   12,748,515            0.4%
    Swiss Life Holding AG.......................    62,436   12,379,830            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities.............................................             $  263,744,247            8.1%
                                                                                --------------          ------
TOTAL SWITZERLAND..................................................                394,476,343           12.3%
                                                                                --------------          ------

UNITED KINGDOM -- (0.2%)
      Other Securities.............................................                  6,763,969            0.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,208,238,458           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

ISRAEL -- (0.0%)
      Other Securities.............................................                          1            0.0%
                                                                                --------------          ------

ITALY -- (0.0%)
      Other Securities.............................................                     51,097            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS..............................................                     51,098            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.3%)
(S)@  DFA Short Term Investment Fund...............................  42,437,338    491,000,000           15.3%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $123,381 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $111,576) to be repurchased
       at $109,388................................................. $       109        109,388            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                491,109,388           15.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,907,677,627)..........................................               $3,699,398,944          115.0%
                                                                                ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
  Austria.....................          -- $   78,645,320   --    $   78,645,320
  Belgium.....................          --     95,613,742   --        95,613,742
  Denmark..................... $    48,818    153,089,858   --       153,138,676
  Finland.....................          --    202,026,169   --       202,026,169
  France......................   1,198,479    408,292,068   --       409,490,547
  Germany.....................   9,926,017    452,279,214   --       462,205,231
  Greece......................          --     75,861,383   --        75,861,383
  Ireland.....................      18,523     72,022,406   --        72,040,929
  Israel......................          --     86,155,595   --        86,155,595
  Italy.......................   5,458,905    295,958,267   --       301,417,172
  Netherlands.................          --    183,664,257   --       183,664,257
  Norway......................   1,764,837    113,362,080   --       115,126,917
  Portugal....................          --     55,664,423   --        55,664,423
  Russia......................          --        994,896   --           994,896
  Spain.......................          --    194,753,244   --       194,753,244
  Sweden......................      54,338    320,145,307   --       320,199,645
  Switzerland.................          --    394,476,343   --       394,476,343
  United Kingdom..............          --      6,763,969   --         6,763,969
Rights/Warrants
  Austria.....................          --             --   --                --
  Israel......................          --              1   --                 1
  Italy.......................          --         51,097   --            51,097
Securities Lending Collateral.          --    491,109,388   --       491,109,388
                               ----------- --------------   --    --------------
TOTAL......................... $18,469,917 $3,680,929,027   --    $3,699,398,944
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (77.1%)
Consumer Discretionary -- (7.9%)
#   Cineplex, Inc..........................   271,135 $ 10,921,853            1.5%
#   Corus Entertainment, Inc. Class B......   369,716    8,616,601            1.2%
    Dorel Industries, Inc. Class B.........   126,820    4,712,038            0.7%
#*  Imax Corp..............................   211,609    6,155,566            0.8%
    Linamar Corp...........................   269,606    9,065,733            1.2%
    Martinrea International, Inc...........   461,356    4,889,449            0.7%
#   RONA, Inc..............................   681,945    7,992,488            1.1%
    Other Securities.......................             23,079,749            3.0%
                                                      ------------           -----
Total Consumer Discretionary...............             75,433,477           10.2%
                                                      ------------           -----
Consumer Staples -- (3.3%)
#   Maple Leaf Foods, Inc..................   500,264    7,364,938            1.0%
    North West Co., Inc. (The).............   232,610    5,784,853            0.8%
    Other Securities.......................             18,477,910            2.5%
                                                      ------------           -----
Total Consumer Staples.....................             31,627,701            4.3%
                                                      ------------           -----
Energy -- (20.8%)
*   Bankers Petroleum, Ltd................. 1,277,846    4,902,301            0.7%
#*  Bellatrix Exploration, Ltd.............   655,708    4,911,600            0.7%
    Calfrac Well Services, Ltd.............   154,348    4,811,116            0.7%
#   Enbridge Income Fund Holdings, Inc.....   227,285    5,090,016            0.7%
*   Gran Tierra Energy, Inc................ 1,391,012   10,486,121            1.4%
*   Legacy Oil + Gas, Inc..................   745,800    5,049,967            0.7%
#   Lightstream Resources, Ltd.............   863,190    5,546,804            0.8%
#   Mullen Group, Ltd......................   458,025   12,273,743            1.7%
#   Parkland Fuel Corp.....................   353,327    6,475,883            0.9%
#   Pason Systems, Inc.....................   285,137    5,926,168            0.8%
    Secure Energy Services, Inc............   437,854    6,210,963            0.8%
#   Trican Well Service, Ltd...............   643,185    9,037,223            1.2%
    Trinidad Drilling, Ltd.................   604,997    5,860,519            0.8%
#   Whitecap Resources, Inc................   784,268    9,108,987            1.2%
    Other Securities.......................            103,238,492           13.7%
                                                      ------------           -----
Total Energy...............................            198,929,903           26.8%
                                                      ------------           -----
Financials -- (6.2%)
#   AGF Management, Ltd. Class B...........   381,468    5,037,946            0.7%
#   Canadian Western Bank..................   300,957    9,652,330            1.3%
    FirstService Corp......................   135,548    5,634,346            0.8%
#   Home Capital Group, Inc................   120,600    9,571,429            1.3%
    Laurentian Bank of Canada..............   147,250    6,574,102            0.9%
    Other Securities.......................             23,304,568            3.1%
                                                      ------------           -----
Total Financials...........................             59,774,721            8.1%
                                                      ------------           -----
Health Care -- (1.5%)
    Other Securities.......................             14,593,623            2.0%
                                                      ------------           -----
Industrials -- (11.2%)
*   ATS Automation Tooling Systems, Inc....   440,214    6,088,223            0.8%
#   Black Diamond Group, Ltd...............   188,933    4,948,698            0.7%
    Genivar, Inc...........................   181,860    5,204,721            0.7%
    MacDonald Dettwiler & Associates, Ltd..    85,470    6,521,017            0.9%
#   Ritchie Bros Auctioneers, Inc..........   273,199    5,400,308            0.7%
#   Russel Metals, Inc.....................   316,110    8,731,567            1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                          SHARES      VALUE++    OF NET ASSETS**
                                                                          ------      -------    ---------------
Industrials -- (Continued)
      Stantec, Inc.....................................................     228,285 $ 13,565,951            1.8%
      Transcontinental, Inc. Class A...................................     333,758    5,329,757            0.7%
#     TransForce, Inc..................................................     388,103    8,594,733            1.1%
      Other Securities.................................................               43,443,189            5.9%
                                                                                    ------------          ------
Total Industrials......................................................              107,828,164           14.5%
                                                                                    ------------          ------
Information Technology -- (4.5%)
#*    Celestica, Inc...................................................     949,607   10,428,236            1.4%
#     Davis + Henderson Corp...........................................     334,212    8,606,524            1.2%
      Other Securities.................................................               23,741,614            3.2%
                                                                                    ------------          ------
Total Information Technology...........................................               42,776,374            5.8%
                                                                                    ------------          ------
Materials -- (17.4%)
#     Alamos Gold, Inc.................................................     503,857    8,026,725            1.1%
#     AuRico Gold, Inc.................................................   1,234,795    5,127,955            0.7%
*     Canfor Corp......................................................     362,555    7,514,327            1.0%
      CCL Industries, Inc. Class B.....................................     111,467    7,654,570            1.0%
*     Dominion Diamond Corp............................................     379,239    5,121,263            0.7%
#*    First Majestic Silver Corp.......................................     431,070    4,878,558            0.7%
#     HudBay Minerals, Inc.............................................     872,492    7,112,820            1.0%
#     Sherritt International Corp......................................   1,628,826    5,577,048            0.8%
      Other Securities.................................................              115,295,893           15.4%
                                                                                    ------------          ------
Total Materials........................................................              166,309,159           22.4%
                                                                                    ------------          ------
Telecommunication Services -- (0.3%)
      Other Securities.................................................                2,823,941            0.4%
                                                                                    ------------          ------
Utilities -- (4.0%)
#     Algonquin Power & Utilities Corp.................................     912,415    5,889,371            0.8%
#     Capital Power Corp...............................................     376,609    7,801,999            1.1%
#     Superior Plus Corp...............................................     653,197    6,966,432            0.9%
      Other Securities.................................................               18,058,688            2.4%
                                                                                    ------------          ------
Total Utilities........................................................               38,716,490            5.2%
                                                                                    ------------          ------
TOTAL COMMON STOCKS....................................................              738,813,553           99.7%
                                                                                    ------------          ------

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT      VALUE+
                                                                          -------     ------            -
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (22.9%)
(S)@  DFA Short Term Investment Fund...................................  18,928,263  219,000,000           29.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $753,495 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $681,400) to be repurchased at $668,041..... $       668      668,039            0.1%
                                                                                    ------------          ------
TOTAL SECURITIES LENDING COLLATERAL....................................              219,668,039           29.6%
                                                                                    ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,032,941,509)..............................................               $958,481,592          129.3%
                                                                                    ============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                ------------ ------------ ------- ------------
 Common Stocks
   Consumer Discretionary...... $ 75,433,477           --   --    $ 75,433,477
   Consumer Staples............   31,627,701           --   --      31,627,701
   Energy......................  198,929,422 $        481   --     198,929,903
   Financials..................   59,774,721           --   --      59,774,721
   Health Care.................   14,547,507       46,116   --      14,593,623
   Industrials.................  107,828,164           --   --     107,828,164
   Information Technology......   42,776,374           --   --      42,776,374
   Materials...................  166,308,690          469   --     166,309,159
   Telecommunication Services..    2,823,941           --   --       2,823,941
   Utilities...................   38,716,490           --   --      38,716,490
 Securities Lending Collateral.           --  219,668,039   --     219,668,039
                                ------------ ------------   --    ------------
 TOTAL......................... $738,766,487 $219,715,105   --    $958,481,592
                                ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
COMMON STOCKS -- (90.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $           --            0.0%
                                                                    --------------           -----

BRAZIL -- (7.7%)
    BRF SA ADR..........................................    564,360     13,222,955            0.4%
    Cia de Bebidas das Americas ADR.....................    622,039     23,139,851            0.6%
    Petroleo Brasileiro SA ADR..........................  1,372,750     23,927,033            0.6%
    Petroleo Brasileiro SA Sponsored ADR................  1,985,055     36,048,599            1.0%
#   Vale SA Sponsored ADR...............................  1,249,020     19,996,810            0.5%
    Other Securities....................................               191,525,535            5.1%
                                                                    --------------           -----
TOTAL BRAZIL............................................               307,860,783            8.2%
                                                                    --------------           -----

CHILE -- (1.6%)
    Other Securities....................................                65,091,958            1.7%
                                                                    --------------           -----

CHINA -- (14.1%)
    Bank of China, Ltd. Class H......................... 65,514,100     30,844,677            0.8%
    China Construction Bank Corp. Class H............... 56,443,590     43,914,613            1.2%
    China Life Insurance Co., Ltd. ADR..................    330,798     13,043,365            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    877,340     45,639,227            1.2%
    CNOOC, Ltd. ADR.....................................    115,255     23,317,239            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185     41,919,158            1.1%
#   PetroChina Co., Ltd. ADR............................    145,110     16,436,610            0.4%
    Tencent Holdings, Ltd...............................    763,600     41,659,099            1.1%
    Other Securities....................................               306,311,176            8.1%
                                                                    --------------           -----
TOTAL CHINA.............................................               563,085,164           14.9%
                                                                    --------------           -----

COLOMBIA -- (0.7%)
    Other Securities....................................                28,765,622            0.8%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                12,280,918            0.3%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 3,051,734            0.1%
                                                                    --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     6,042            0.0%
                                                                    --------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................                11,759,342            0.3%
                                                                    --------------           -----

INDIA -- (6.3%)
    HDFC Bank, Ltd......................................  1,530,953     17,028,382            0.5%
    Infosys, Ltd........................................    234,483     12,485,974            0.3%
    Infosys, Ltd. Sponsored ADR.........................    233,468     12,387,812            0.3%
    Reliance Industries, Ltd............................  1,433,931     21,342,373            0.6%
    Tata Consultancy Services, Ltd......................    413,679     14,186,300            0.4%
    Other Securities....................................               174,387,200            4.6%
                                                                    --------------           -----
TOTAL INDIA.............................................               251,818,041            6.7%
                                                                    --------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................                94,111,506            2.5%
                                                                    --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
MALAYSIA -- (4.1%)
#   Malayan Banking Bhd........................  5,003,321 $   15,508,389            0.4%
    Other Securities...........................               147,272,696            3.9%
                                                           --------------           -----
TOTAL MALAYSIA.................................               162,781,085            4.3%
                                                           --------------           -----

MEXICO -- (5.2%)
#   America Movil S.A.B. de C.V. Series L...... 37,750,669     40,420,537            1.1%
*   Cemex S.A.B. de C.V. Sponsored ADR.........  1,285,964     13,605,497            0.4%
    Fomento Economico Mexicano S.A.B. de C.V...  1,793,669     16,765,060            0.4%
    Grupo Financiero Banorte S.A.B. de C.V.....  2,832,687     18,133,018            0.5%
    Grupo Televisa S.A.B. Series CPO...........  2,556,698     15,557,014            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V.  5,418,775     14,087,631            0.4%
    Other Securities...........................                87,399,675            2.3%
                                                           --------------           -----
TOTAL MEXICO...................................               205,968,432            5.5%
                                                           --------------           -----

PERU -- (0.3%)
    Other Securities...........................                10,242,946            0.3%
                                                           --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities...........................                50,006,707            1.3%
                                                           --------------           -----

POLAND -- (1.7%)
    Other Securities...........................                68,061,972            1.8%
                                                           --------------           -----

RUSSIA -- (5.2%)
    Gazprom OAO Sponsored ADR..................  6,850,921     64,038,306            1.7%
    Lukoil OAO Sponsored ADR...................    556,966     36,477,853            1.0%
    Sberbank of Russia Sponsored ADR...........  2,809,303     35,825,291            1.0%
    Other Securities...........................                69,300,946            1.8%
                                                           --------------           -----
TOTAL RUSSIA...................................               205,642,396            5.5%
                                                           --------------           -----

SOUTH AFRICA -- (7.1%)
#   MTN Group, Ltd.............................  1,882,816     37,425,026            1.0%
#   Naspers, Ltd. Class N......................    416,705     39,005,158            1.0%
#   Sasol, Ltd. Sponsored ADR..................    583,774     29,784,149            0.8%
    Standard Bank Group, Ltd...................  1,209,908     15,392,568            0.4%
    Other Securities...........................               162,612,740            4.3%
                                                           --------------           -----
TOTAL SOUTH AFRICA.............................               284,219,641            7.5%
                                                           --------------           -----

SOUTH KOREA -- (14.9%)
    Hyundai Mobis..............................     70,280     19,824,583            0.5%
    Hyundai Motor Co...........................    158,812     37,835,980            1.0%
    KB Financial Group, Inc....................    353,265     13,912,801            0.4%
#   Kia Motors Corp............................    270,669     15,726,190            0.4%
    LG Chem, Ltd...............................     47,843     13,495,647            0.4%
    Naver Corp.................................     27,242     15,287,313            0.4%
    POSCO......................................     50,240     14,998,694            0.4%
    Samsung Electronics Co., Ltd...............     81,840    112,862,139            3.0%
    Samsung Electronics Co., Ltd. GDR..........     49,372     34,218,733            0.9%
    Shinhan Financial Group Co., Ltd...........    374,876     16,345,946            0.4%
*   SK Hynix, Inc..............................    512,610     15,424,892            0.4%
    Other Securities...........................               283,823,686            7.6%
                                                           --------------           -----
TOTAL SOUTH KOREA..............................               593,756,604           15.8%
                                                           --------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
TAIWAN -- (12.3%)
      Cathay Financial Holding Co., Ltd............................   8,634,048 $   13,043,972            0.4%
      Hon Hai Precision Industry Co., Ltd..........................  12,590,056     32,007,618            0.9%
#     MediaTek, Inc................................................   1,249,995     17,089,840            0.5%
#     Taiwan Semiconductor Manufacturing Co., Ltd..................  25,188,808     92,834,992            2.5%
      Other Securities.............................................                334,744,052            8.7%
                                                                                --------------          ------
TOTAL TAIWAN.......................................................                489,720,474           13.0%
                                                                                --------------          ------

THAILAND -- (2.6%)
      Other Securities.............................................                103,053,381            2.7%
                                                                                --------------          ------

TURKEY -- (1.9%)
      Other Securities.............................................                 74,508,182            2.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,585,792,930           95.2%
                                                                                --------------          ------

PREFERRED STOCKS -- (3.8%)
BRAZIL -- (3.7%)
      Banco Bradesco SA............................................   2,244,395     32,334,852            0.9%
      Itau Unibanco Holding SA.....................................   2,568,240     39,737,954            1.1%
      Vale SA......................................................   1,529,491     22,387,437            0.6%
      Other Securities.............................................                 52,726,591            1.3%
                                                                                --------------          ------
TOTAL BRAZIL.......................................................                147,186,834            3.9%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                     52,088            0.0%
                                                                                --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.............................................                  3,707,074            0.1%
                                                                                --------------          ------
TOTAL PREFERRED STOCKS.............................................                150,945,996            4.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund...............................  21,089,023    244,000,000            6.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $799,156 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $722,691) to be repurchased
       at $708,523................................................. $       709        708,521            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                244,708,521            6.5%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,769,771,714)..........................................               $3,981,447,447          105.7%
                                                                                ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina...................           --             --   --                --
  Brazil...................... $168,534,522 $  139,326,261   --    $  307,860,783
  Chile.......................   28,146,828     36,945,130   --        65,091,958
  China.......................  124,364,007    438,721,157   --       563,085,164
  Colombia....................   28,765,622             --   --        28,765,622
  Czech Republic..............           --     12,280,918   --        12,280,918
  Egypt.......................           --      3,051,734   --         3,051,734
  Hong Kong...................           --          6,042   --             6,042
  Hungary.....................           --     11,759,342   --        11,759,342
  India.......................   25,671,195    226,146,846   --       251,818,041
  Indonesia...................       37,082     94,074,424   --        94,111,506
  Malaysia....................           --    162,781,085   --       162,781,085
  Mexico......................  205,968,432             --   --       205,968,432
  Peru........................   10,242,946             --   --        10,242,946
  Philippines.................      264,468     49,742,239   --        50,006,707
  Poland......................           --     68,061,972   --        68,061,972
  Russia......................    9,320,240    196,322,156   --       205,642,396
  South Africa................   38,062,533    246,157,108   --       284,219,641
  South Korea.................   18,326,152    575,430,452   --       593,756,604
  Taiwan......................    9,347,981    480,372,493   --       489,720,474
  Thailand....................  103,053,381             --   --       103,053,381
  Turkey......................    1,154,826     73,353,356   --        74,508,182
Preferred Stocks
  Brazil......................    4,164,774    143,022,060   --       147,186,834
  Chile.......................           --         52,088   --            52,088
  Colombia....................    3,707,074             --   --         3,707,074
Rights/Warrants
  South Korea.................           --             --   --                --
Securities Lending Collateral.           --    244,708,521   --       244,708,521
                               ------------ --------------   --    --------------
TOTAL......................... $779,132,063 $3,202,315,384   --    $3,981,447,447
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                               PERCENTAGE
                                                     SHARES      VALUE++     OF NET ASSETS**
                                                     ------      -------     ---------------
COMMON STOCKS -- (87.8%)
ARGENTINA -- (0.0%)
    Other Securities..............................            $            1            0.0%
                                                              --------------           -----

BRAZIL -- (8.3%)
    Anhanguera Educacional Participacoes SA.......  2,379,735     14,230,629            0.4%
    Cia Hering....................................  1,041,790     15,090,189            0.4%
    Diagnosticos da America SA....................  2,097,741     10,768,045            0.3%
    EDP--Energias do Brasil SA....................  2,238,398     12,770,046            0.3%
    Equatorial Energia SA.........................  1,308,435     13,571,943            0.3%
    Estacio Participacoes SA......................  2,460,804     19,001,453            0.5%
    Mills Estruturas e Servicos de Engenharia SA..    684,126      9,450,762            0.2%
    MRV Engenharia e Participacoes SA.............  2,831,833     12,175,228            0.3%
    Odontoprev SA.................................  2,549,265     10,526,927            0.3%
*   PDG Realty SA Empreendimentos e Participacoes. 11,912,853     10,700,850            0.3%
    Sul America SA................................  1,675,809     12,241,484            0.3%
    Totvs SA......................................    592,700     10,010,991            0.2%
    Other Securities..............................               228,827,701            5.5%
                                                              --------------           -----
TOTAL BRAZIL......................................               379,366,248            9.3%
                                                              --------------           -----

CHILE -- (1.2%)
    Other Securities..............................                53,687,227            1.3%
                                                              --------------           -----

CHINA -- (13.4%)
    China Everbright International, Ltd...........  9,335,800      9,330,899            0.2%
    Kingboard Chemical Holdings, Ltd..............  3,127,921      8,140,723            0.2%
#   Kingsoft Corp., Ltd...........................  3,169,000      7,862,517            0.2%
    Sino Biopharmaceutical........................ 13,536,000      9,497,013            0.2%
#   Sino-Ocean Land Holdings, Ltd................. 12,793,851      8,112,580            0.2%
    Other Securities..............................               565,241,184           13.9%
                                                              --------------           -----
TOTAL CHINA.......................................               608,184,916           14.9%
                                                              --------------           -----

COLOMBIA -- (0.0%)
    Other Securities..............................                   766,239            0.0%
                                                              --------------           -----

HONG KONG -- (0.0%)
    Other Securities..............................                   784,892            0.0%
                                                              --------------           -----

HUNGARY -- (0.0%)
    Other Securities..............................                 1,195,029            0.0%
                                                              --------------           -----

INDIA -- (6.5%)
    Other Securities..............................               294,353,584            7.2%
                                                              --------------           -----

INDONESIA -- (3.2%)
    Mayora Indah Tbk PT...........................  3,284,750      8,523,530            0.2%
    Other Securities..............................               137,177,075            3.3%
                                                              --------------           -----
TOTAL INDONESIA...................................               145,700,605            3.5%
                                                              --------------           -----

ISRAEL -- (0.0%)
    Other Securities..............................                    42,022            0.0%
                                                              --------------           -----

MACEDONIA -- (0.0%)
    Other Securities..............................                        --            0.0%
                                                              --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                              ------      -------     ---------------
MALAYSIA -- (5.7%)
    Bursa Malaysia Bhd...................................... 3,510,700 $    8,945,447            0.2%
    KPJ Healthcare Bhd...................................... 4,305,350      8,324,145            0.2%
    Other Securities........................................              240,090,093            5.9%
                                                                       --------------           -----
TOTAL MALAYSIA..............................................              257,359,685            6.3%
                                                                       --------------           -----

MEXICO -- (3.8%)
#   Alsea S.A.B. de C.V..................................... 3,553,447     11,057,499            0.3%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B........ 6,587,305     17,544,605            0.4%
#*  Gruma S.A.B. de C.V. Class B............................ 1,690,397     11,622,795            0.3%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B. 1,650,025      8,592,056            0.2%
#*  Industrias CH S.A.B. de C.V. Series B................... 1,655,914      8,125,208            0.2%
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.. 1,672,951     16,988,199            0.4%
    Other Securities........................................              100,477,518            2.5%
                                                                       --------------           -----
TOTAL MEXICO................................................              174,407,880            4.3%
                                                                       --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities........................................               59,995,546            1.5%
                                                                       --------------           -----

POLAND -- (2.2%)
    Asseco Poland SA........................................   564,202      9,216,429            0.2%
    Lubelski Wegiel Bogdanka SA.............................   266,391      9,844,205            0.2%
    Other Securities........................................               80,187,914            2.0%
                                                                       --------------           -----
TOTAL POLAND................................................               99,248,548            2.4%
                                                                       --------------           -----

SOUTH AFRICA -- (7.4%)
    Aeci, Ltd...............................................   770,360      9,389,010            0.2%
*   Aveng, Ltd.............................................. 3,013,152      8,847,846            0.2%
    AVI, Ltd................................................ 2,511,843     14,755,317            0.4%
    Barloworld, Ltd.........................................   993,091      8,896,276            0.2%
#   Clicks Group, Ltd....................................... 2,118,882     13,215,346            0.3%
    Coronation Fund Managers, Ltd........................... 1,607,942     13,114,119            0.3%
*   Murray & Roberts Holdings, Ltd.......................... 3,176,473      9,670,849            0.2%
    Nampak, Ltd............................................. 2,740,692      9,060,557            0.2%
    Omnia Holdings, Ltd.....................................   486,127     10,032,055            0.3%
    PPC, Ltd................................................ 3,686,071     11,644,507            0.3%
    Reunert, Ltd............................................ 1,171,205      8,207,620            0.2%
*   Sappi, Ltd.............................................. 3,959,742     11,670,111            0.3%
    Spar Group, Ltd. (The)..................................   855,975     10,953,523            0.3%
    Tongaat Hulett, Ltd.....................................   734,460      9,252,131            0.2%
    Other Securities........................................              190,008,143            4.7%
                                                                       --------------           -----
TOTAL SOUTH AFRICA..........................................              338,717,410            8.3%
                                                                       --------------           -----

SOUTH KOREA -- (13.3%)
    DGB Financial Group, Inc................................   671,453     10,773,239            0.3%
#   Hotel Shilla Co., Ltd...................................   161,958     10,462,226            0.3%
    Hyosung Corp............................................   121,019      8,158,566            0.2%
    Macquarie Korea Infrastructure Fund..................... 1,468,851      9,136,011            0.2%
#   Mando Corp..............................................    60,934      8,214,702            0.2%
#   Shinsegae Co., Ltd......................................    35,692      8,985,590            0.2%
    Yuhan Corp..............................................    44,525      7,832,835            0.2%
    Other Securities........................................              541,117,350           13.2%
                                                                       --------------           -----
TOTAL SOUTH KOREA...........................................              604,680,519           14.8%
                                                                       --------------           -----

TAIWAN -- (13.9%)
    Other Securities........................................              632,416,334           15.4%
                                                                       --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                      SHARES       VALUE++     OF NET ASSETS**
                                                                      ------       -------     ---------------
THAILAND -- (4.5%)
      Other Securities.............................................             $  202,541,380            4.9%
                                                                                --------------          ------

TURKEY -- (3.1%)
      Other Securities.............................................                141,990,626            3.5%
                                                                                --------------          ------
TOTAL COMMON STOCKS................................................              3,995,438,691           97.6%
                                                                                --------------          ------

PREFERRED STOCKS -- (1.3%)
BRAZIL -- (1.3%)
      Marcopolo SA.................................................   3,359,100      8,659,771            0.2%
      Other Securities.............................................                 51,863,133            1.3%
                                                                                --------------          ------
TOTAL BRAZIL.......................................................                 60,522,904            1.5%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                     20,680            0.0%
                                                                                --------------          ------

COLOMBIA -- (0.0%)
      Other Securities.............................................                    265,674            0.0%
                                                                                --------------          ------
TOTAL PREFERRED STOCKS.............................................                 60,809,258            1.5%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)

BRAZIL -- (0.0%)
      Other Securities.............................................                      4,062            0.0%
                                                                                --------------          ------

CHILE -- (0.0%)
      Other Securities.............................................                         93            0.0%
                                                                                --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.............................................                    221,901            0.0%
                                                                                --------------          ------

POLAND -- (0.0%)
      Other Securities.............................................                         --            0.0%
                                                                                --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.............................................                     16,964            0.0%
                                                                                --------------          ------

THAILAND -- (0.0%)
      Other Securities.............................................                     34,567            0.0%
                                                                                --------------          ------
TOTAL RIGHTS/WARRANTS..............................................                    277,587            0.0%
                                                                                --------------          ------

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT       VALUE+
                                                                      -------      ------             -
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.9%)
(S)@  DFA Short Term Investment Fund...............................  42,610,199    493,000,000           12.1%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $943,517 FNMA, rates
       ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $853,240) to be repurchased
       at $836,513................................................. $       837        836,510            0.0%
                                                                                --------------          ------
TOTAL SECURITIES LENDING COLLATERAL................................                493,836,510           12.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,088,232,390)..........................................               $4,550,362,046          111.2%
                                                                                ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina................... $          1             --   --    $            1
  Brazil......................    6,838,317 $  372,527,931   --       379,366,248
  Chile.......................      271,673     53,415,554   --        53,687,227
  China.......................      807,859    607,377,057   --       608,184,916
  Colombia....................      766,239             --   --           766,239
  Hong Kong...................           --        784,892   --           784,892
  Hungary.....................           --      1,195,029   --         1,195,029
  India.......................       76,835    294,276,749   --       294,353,584
  Indonesia...................    2,879,423    142,821,182   --       145,700,605
  Israel......................           --         42,022   --            42,022
  Macedonia...................           --             --   --                --
  Malaysia....................           --    257,359,685   --       257,359,685
  Mexico......................  174,288,074        119,806   --       174,407,880
  Philippines.................           --     59,995,546   --        59,995,546
  Poland......................           --     99,248,548   --        99,248,548
  South Africa................    7,272,777    331,444,633   --       338,717,410
  South Korea.................           --    604,680,519   --       604,680,519
  Taiwan......................    2,507,973    629,908,361   --       632,416,334
  Thailand....................  202,447,408         93,972   --       202,541,380
  Turkey......................           --    141,990,626   --       141,990,626
Preferred Stocks
  Brazil......................           --     60,522,904   --        60,522,904
  Chile.......................           --         20,680   --            20,680
  Colombia....................      265,674             --   --           265,674
Rights/Warrants
  Brazil......................           --          4,062   --             4,062
  Chile.......................           --             93   --                93
  Malaysia....................           --        221,901   --           221,901
  Poland......................           --             --   --                --
  South Korea.................           --         16,964   --            16,964
  Thailand....................           --         34,567   --            34,567
Securities Lending Collateral.           --    493,836,510   --       493,836,510
                               ------------ --------------   --    --------------
TOTAL......................... $398,422,253 $4,151,939,793   --    $4,550,362,046
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                           THE JAPANESE   THE ASIA
                                                              THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                  SERIES     VALUE SERIES*    SERIES       SERIES
                                                              -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $506,475, $716,973, $277,239
 and $259,540 of securities on loan, respectively)...........  $14,801,963    $8,745,596    $2,265,423   $1,259,640
Temporary Cash Investments at Value & Cost...................      110,064            --            --           --
Collateral Received from Securities on Loan at Value & Cost..           --           706           421          552
Collateral from Securities on Loan Invested in Affiliate at
 Value & Cost................................................      521,769       726,000       300,000      290,000
Foreign Currencies at Value..................................           --        24,350         2,022        1,579
Cash.........................................................           --        20,781           641        7,261
Receivables:
  Investment Securities Sold.................................       26,504         4,029         2,551          256
  Dividends, Interest and Tax Reclaims.......................       17,741        23,044        12,899        1,423
  Securities Lending Income..................................          453           276           274          376
Prepaid Expenses and Other Assets............................           --             1            --           --
                                                               -----------    ----------    ----------   ----------
     Total Assets............................................   15,478,494     9,544,783     2,584,231    1,561,087
                                                               -----------    ----------    ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................      521,769       726,706       300,421      290,552
  Investment Securities Purchased............................      115,461        23,813         1,806        4,809
  Due to Advisor.............................................        1,223         1,472           193          106
Unrealized Loss on Foreign Currency Contracts................           --            17            --           14
Accrued Expenses and Other Liabilities.......................        1,053           645           187          108
                                                               -----------    ----------    ----------   ----------
     Total Liabilities.......................................      639,506       752,653       302,607      295,589
                                                               -----------    ----------    ----------   ----------
NET ASSETS...................................................  $14,838,988    $8,792,130    $2,281,624   $1,265,498
                                                               ===========    ==========    ==========   ==========
Investments at Cost..........................................  $ 9,455,514    $7,016,037    $2,058,019   $1,152,527
                                                               ===========    ==========    ==========   ==========
Foreign Currencies at Cost...................................  $        --    $   24,526    $    2,026   $    1,584
                                                               ===========    ==========    ==========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN
                                             KINGDOM SMALL    SMALL       SMALL                     THE EMERGING
                                                COMPANY      COMPANY     COMPANY     THE EMERGING   MARKETS SMALL
                                                SERIES       SERIES*     SERIES*    MARKETS SERIES*  CAP SERIES*
                                             ------------- ----------- ------------ --------------- -------------
ASSETS:
Investments at Value (including $28,773,
 $453,898, $261,509, $330,522 and
 $515,972 of securities on loan,
 respectively)..............................  $1,978,589   $3,208,290    $738,814     $3,736,738     $4,056,525
Collateral Received from Securities on Loan
 at Value & Cost............................         652          109         668            709            837
Collateral from Securities on Loan Invested
 in Affiliate at Value & Cost...............      30,000      491,000     219,000        244,000        493,000
Foreign Currencies at Value.................       4,022        4,466       3,066          7,576         13,653
Cash........................................         233        1,415       1,203         26,299         18,595
Receivables:
  Investment Securities Sold................       2,722        2,074         168            116          9,691
  Dividends, Interest and Tax Reclaims......       4,898        4,595         624          3,735          3,644
  Securities Lending Income.................          23          653         272            382          1,580
                                              ----------   ----------    --------     ----------     ----------
     Total Assets...........................   2,021,139    3,712,602     963,815      4,019,555      4,597,525
                                              ----------   ----------    --------     ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........      30,652      491,109     219,668        244,709        493,837
  Investment Securities Purchased...........       1,912        3,213       2,830          7,929         11,004
  Due to Advisor............................         165          268          62            315            685
Unrealized Loss on Foreign Currency
 Contracts..................................          --           12          --             76             19
Accrued Expenses and Other Liabilities......         123          234          51            366            457
                                              ----------   ----------    --------     ----------     ----------
     Total Liabilities......................      32,852      494,836     222,611        253,395        506,002
                                              ----------   ----------    --------     ----------     ----------
NET ASSETS..................................  $1,988,287   $3,217,766    $741,204     $3,766,160     $4,091,523
                                              ==========   ==========    ========     ==========     ==========
Investments at Cost.........................  $1,325,480   $2,416,569    $813,274     $2,525,063     $3,594,395
                                              ==========   ==========    ========     ==========     ==========
Foreign Currencies at Cost..................  $    4,036   $    4,499    $  3,060     $    7,593     $   13,701
                                              ==========   ==========    ========     ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                                                         THE JAPANESE   THE ASIA
                                                                THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                               LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                              VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                              ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $42, $19,855,
   $3,149 and $1,656, respectively)..........................  $  262,650   $  256,899     $ 37,753     $ 49,156
  Interest...................................................          56            6            1           --
  Income from Securities Lending.............................       2,227       13,232        3,109        4,274
                                                               ----------   ----------     --------     --------
     Total Investment Income.................................     264,933      270,137       40,863       53,430
                                                               ----------   ----------     --------     --------
EXPENSES
  Investment Advisory Services Fees..........................      12,720       15,819        2,039        1,121
  Accounting & Transfer Agent Fees...........................         850          542          150           92
  Custodian Fees.............................................         121          810          568          355
  Shareholders' Reports......................................          30           20            5            3
  Directors'/Trustees' Fees & Expenses.......................         131           85           21           12
  Professional Fees..........................................         431          236           51           29
  Other......................................................         156          158           39           23
                                                               ----------   ----------     --------     --------
     Total Expenses..........................................      14,439       17,670        2,873        1,635
                                                               ----------   ----------     --------     --------
  Fees Paid Indirectly.......................................          --          (22)          (6)          (5)
                                                               ----------   ----------     --------     --------
  Net Expenses...............................................      14,439       17,648        2,867        1,630
                                                               ----------   ----------     --------     --------
  NET INVESTMENT INCOME (LOSS)...............................     250,494      252,489       37,996       51,800
                                                               ----------   ----------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................   1,042,669      394,216       94,606        2,045
    Futures..................................................          --       (1,587)          --           --
    Foreign Currency Transactions*...........................          --       (2,158)      (2,405)          32
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............   2,531,751    1,329,657      403,911       64,761
    Translation of Foreign Currency Denominated Amounts......          --          544          393          (13)
                                                               ----------   ----------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)....................   3,574,420    1,720,672      496,505       66,825
                                                               ----------   ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..................................................  $3,824,914   $1,973,161     $534,501     $118,625
                                                               ==========   ==========     ========     ========

----------
* Net of foreign capital gain taxes withheld of $0, $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

                                                         THE UNITED     THE
                                                          KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                           SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                          COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                           SERIES     SERIES       SERIES       SERIES       SERIES
                                                         ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $121,
   $9,056, $2,937, $11,554 and $9,869,
   respectively)........................................  $ 56,947   $ 63,435     $18,004      $ 78,461     $ 81,658
  Interest..............................................        --         64          --            --           --
  Income from Securities Lending........................       354     10,444       3,280         3,929       16,799
                                                          --------   --------     -------      --------     --------
     Total Investment Income............................    57,301     73,943      21,284        82,390       98,457
                                                          --------   --------     -------      --------     --------
EXPENSES
  Investment Advisory Services Fees.....................     1,686      2,642         686         3,264        7,439
  Accounting & Transfer Agent Fees......................       125        191          57           236          264
  Custodian Fees........................................       131        636          97         1,359        2,675
  Shareholders' Reports.................................         4          6           2             8           10
  Directors'/Trustees' Fees & Expenses..................        18         28           8            35           39
  Professional Fees.....................................        42         75          18           115          190
  Other.................................................        30         49          11            66           88
                                                          --------   --------     -------      --------     --------
     Total Expenses.....................................     2,036      3,627         879         5,083       10,705
                                                          --------   --------     -------      --------     --------
  Fees Paid Indirectly..................................        (1)        (3)         (2)          (25)         (34)
                                                          --------   --------     -------      --------     --------
  Net Expenses..........................................     2,035      3,624         877         5,058       10,671
                                                          --------   --------     -------      --------     --------
  NET INVESTMENT INCOME (LOSS)..........................    55,266     70,319      20,407        77,332       87,786
                                                          --------   --------     -------      --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................   110,830     61,594       5,104        24,456       69,227
    Futures.............................................        --         --          --            --          463
    Foreign Currency Transactions*......................         8        (97)        (36)         (130)      (1,240)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........   377,497    843,629      14,601       145,893      144,458
    Translation of Foreign Currency Denominated
     Amounts............................................       (22)       123         (11)           (8)         (41)
                                                          --------   --------     -------      --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...............   488,313    905,249      19,658       170,211      212,867
                                                          --------   --------     -------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS........................................  $543,579   $975,568     $40,065      $247,543     $300,653
                                                          ========   ========     =======      ========     ========

----------
* Net of foreign capital gain taxes withheld of $14, $14, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                   SERIES                 VALUE SERIES           COMPANY SERIES
                                          ------------------------  -----------------------  ----------------------
                                              YEAR         YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                            OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2013         2012         2013        2012        2013        2012
                                          -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........... $   250,494  $   212,847  $   252,489  $  260,321  $   37,996  $   35,567
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........   1,042,669      408,690      394,216     133,256      94,606      15,297
    Futures..............................          --           --       (1,587)         --          --        (283)
    Foreign Currency
     Transactions*.......................          --           --       (2,158)     (1,249)     (2,405)        593
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   2,531,751    1,049,282    1,329,657    (157,327)    403,911     (47,991)
    Translation of Foreign Currency
     Denominated Amounts.................          --           --          544        (266)        393         (76)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   3,824,914    1,670,819    1,973,161     234,735     534,501       3,107
                                          -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,639,135      505,769    1,055,913     699,069     268,246     385,924
  Withdrawals............................  (1,214,213)    (922,543)  (1,475,193)   (651,462)   (207,854)   (205,115)
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........     424,922     (416,774)    (419,280)     47,607      60,392     180,809
                                          -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   4,249,836    1,254,045    1,553,881     282,342     594,893     183,916
NET ASSETS
  Beginning of Year......................  10,589,152    9,335,107    7,238,249   6,955,907   1,686,731   1,502,815
                                          -----------  -----------  -----------  ----------  ----------  ----------
  End of Year............................ $14,838,988  $10,589,152  $ 8,792,130  $7,238,249  $2,281,624  $1,686,731
                                          ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2013        2012        2013         2012        2013        2012
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   51,800  $   39,082  $   55,266   $   41,958  $   70,319  $   62,863
  Net Realized Gain (Loss) on:
    Investment Securities Sold............      2,045      27,956     110,830      (16,423)     61,594      (4,064)
    Futures...............................         --        (140)         --          236          --          69
    Foreign Currency Transactions*........         32        (236)          8          339         (97)       (359)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     64,761       3,183     377,497      247,250     843,629         694
    Translation of Foreign Currency
     Denominated Amounts..................        (13)        (94)        (22)         (35)        123        (285)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    118,625      69,751     543,579      273,325     975,568      58,918
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    243,954     161,440      20,921       92,609      97,213     260,944
  Withdrawals.............................   (100,941)   (134,065)    (41,051)     (34,941)   (100,194)    (76,446)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    143,013      27,375     (20,130)      57,668      (2,981)    184,498
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    261,638      97,126     523,449      330,993     972,587     243,416
NET ASSETS
  Beginning of Year.......................  1,003,860     906,734   1,464,838    1,133,845   2,245,179   2,001,763
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,265,498  $1,003,860  $1,988,287   $1,464,838  $3,217,766  $2,245,179
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $14, $0, $14 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                THE CANADIAN SMALL   THE EMERGING MARKETS    THE EMERGING MARKETS
                                                  COMPANY SERIES            SERIES             SMALL CAP SERIES
                                                ------------------  ----------------------  ----------------------
                                                  YEAR      YEAR       YEAR        YEAR        YEAR        YEAR
                                                 ENDED     ENDED      ENDED       ENDED       ENDED       ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                  2013      2012       2013        2012        2013        2012
                                                --------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $ 20,407  $ 16,111  $   77,332  $   67,879  $   87,786  $   58,512
  Net Realized Gain (Loss) on:
    Investment Securities Sold.................    5,104    26,982      24,456      34,169      69,227     106,663
    Futures....................................       --        --          --          --         463        (389)
    Foreign Currency Transactions*.............      (36)      111        (130)       (571)     (1,240)     (1,553)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   14,601   (63,323)    145,893      24,259     144,458       6,038
    Translation of Foreign Currency
     Denominated Amounts.......................      (11)       (7)         (8)         20         (41)        (15)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   40,065   (20,126)    247,543     125,756     300,653     169,256
                                                --------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions................................   42,578    11,500     937,021     523,537   1,276,889   1,002,685
  Withdrawals..................................  (30,525)  (38,550)   (331,711)   (175,967)   (439,369)    (93,517)
                                                --------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest.................   12,053   (27,050)    605,310     347,570     837,520     909,168
                                                --------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................   52,118   (47,176)    852,853     473,326   1,138,173   1,078,424
NET ASSETS
  Beginning of Year............................  689,086   736,262   2,913,307   2,439,981   2,953,350   1,874,926
                                                --------  --------  ----------  ----------  ----------  ----------
  End of Year.................................. $741,204  $689,086  $3,766,160  $2,913,307  $4,091,523  $2,953,350
                                                ========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $13, $1 and $87, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                     THE U.S. LARGE CAP VALUE SERIES
                                                      ------------------------------------------------------------
                                                          YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED        ENDED       ENDED       ENDED       ENDED
                                                        OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                          2013         2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Total Return.........................................       35.68%       18.31%       5.69%      19.96%      11.90%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate..............................          15%          10%         14%         28%         29%
-------------------------------------------------------------------------------------------------------------------

                                                                           THE DFA INTERNATIONAL VALUE SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                           THE JAPANESE SMALL COMPANY SERIES
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      30.62%       0.54%      10.07%       0.72%      22.69%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,281,624  $1,686,731  $1,502,815  $1,211,600  $1,183,036
Ratio of Expenses to Average Net Assets......................       0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.14%       0.15%       0.14%       0.14%       0.15%
Ratio of Net Investment Income to Average Net Assets.........       1.87%       2.17%       2.07%       1.95%       2.15%
Portfolio Turnover Rate......................................         16%          7%          5%         10%          7%
-------------------------------------------------------------------------------------------------------------------------

                                                                      THE ASIA PACIFIC SMALL COMPANY SERIES
                                                              -----------------------------------------------------
                                                                 YEAR        YEAR        YEAR      YEAR      YEAR
                                                                ENDED       ENDED       ENDED     ENDED     ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,
                                                                 2013        2012        2011      2010      2009
--------------------------------------------------------------------------------------------------------------------
Total Return.................................................      10.97%       7.48%    (5.15)%    28.91%    84.98%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,265,498  $1,003,860  $906,734   $935,138  $680,997
Ratio of Expenses to Average Net Assets......................       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.15%       0.16%     0.16%      0.17%     0.18%
Ratio of Net Investment Income to Average Net Assets.........       4.64%       4.26%     3.78%      3.64%     4.00%
Portfolio Turnover Rate......................................          9%         18%       17%        18%       23%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                       THE UNITED KINGDOM SMALL COMPANY SERIES
                                                              --------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR       YEAR
                                                                ENDED       ENDED       ENDED       ENDED      ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,   OCT. 31,
                                                                 2013        2012        2011        2010       2009
-----------------------------------------------------------------------------------------------------------------------
Total Return.................................................      37.42%      23.41%       0.20%      25.94%    43.51%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,988,287  $1,464,838  $1,133,845  $1,036,694  $770,472
Ratio of Expenses to Average Net Assets......................       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.12%       0.13%       0.13%       0.13%     0.14%
Ratio of Net Investment Income to Average Net Assets.........       3.29%       3.37%       3.76%       2.86%     4.02%
Portfolio Turnover Rate......................................         17%          6%          7%         15%       10%
-----------------------------------------------------------------------------------------------------------------------

                                                                          THE CONTINENTAL SMALL COMPANY SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      43.67%       2.29%     (10.75)%      15.37%      43.78%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,217,766  $2,245,179  $2,001,763   $2,072,484  $1,630,892
Ratio of Expenses to Average Net Assets......................       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.14%       0.16%       0.15%        0.15%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       2.67%       3.15%       2.72%        2.24%       2.93%
Portfolio Turnover Rate......................................         13%          9%         10%          12%          7%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                                  THE CANADIAN SMALL COMPANY SERIES
                                                                          -------------------------------------------------
                                                                            YEAR       YEAR      YEAR      YEAR      YEAR
                                                                           ENDED      ENDED     ENDED     ENDED     ENDED
                                                                          OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                            2013       2012      2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................     5.71%    (2.51)%     0.27%    43.17%    61.67%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $741,204  $689,086   $736,262  $663,722  $365,181
Ratio of Expenses to Average Net Assets..................................     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).     0.13%     0.15%      0.14%     0.15%     0.17%
Ratio of Net Investment Income to Average Net Assets.....................     2.99%     2.29%      1.72%     1.05%     1.37%
Portfolio Turnover Rate..................................................       14%       22%        24%       10%       23%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                                                                              THE EMERGING MARKETS SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.99%       4.55%      (6.44)%      27.04%      53.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,766,160  $2,913,307  $2,439,981   $2,529,493  $2,109,316
Ratio of Expenses to Average Net Assets......................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.38%       2.55%       2.48%        2.18%       2.57%
Portfolio Turnover Rate......................................          4%          5%         16%          12%         14%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                         THE EMERGING MARKETS SMALL CAP SERIES
                                                              -----------------------------------------------------------
                                                                 YEAR        YEAR         YEAR        YEAR        YEAR
                                                                ENDED       ENDED        ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       9.41%       7.19%     (12.94)%      41.96%      92.08%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,091,523  $2,953,350  $1,874,926   $1,881,356  $1,167,973
Ratio of Expenses to Average Net Assets......................       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.29%       0.36%       0.33%        0.32%       0.33%
Ratio of Net Investment Income to Average Net Assets.........       2.37%       2.48%       2.32%        2.16%       2.52%
Portfolio Turnover Rate......................................         11%         13%         18%          15%         13%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports.

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Series recognize transfers between the levels as of the end of the period. As of October 31, 2013, The Emerging Markets Series and The Emerging Markets Small Cap Series had significant transfers of securities with a total value of $306,665 and $469,527 (in thousands), respectively, that transferred from Level 1 to Level 2. At October 31, 2013, the fair market values of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2013, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $22
              The Japanese Small Company Series.......      6
              The Asia Pacific Small Company Series...      5
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      3
              The Canadian Small Company Series.......      2
              The Emerging Markets Series.............     25
              The Emerging Markets Small Cap Series...     34

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $336
                 The DFA International Value Series......  249
                 The Japanese Small Company Series.......   55
                 The Asia Pacific Small Company Series...   28
                 The United Kingdom Small Company Series.   35
                 The Continental Small Company Series....   67
                 The Canadian Small Company Series.......   17
                 The Emerging Markets Series.............   89
                 The Emerging Markets Small Cap Series...   60

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,846,229 $1,917,181
         The DFA International Value Series......  1,195,737  1,352,756
         The Japanese Small Company Series.......    424,423    328,727
         The Asia Pacific Small Company Series...    292,353    101,862
         The United Kingdom Small Company Series.    311,120    290,915
         The Continental Small Company Series....    402,109    337,539
         The Canadian Small Company Series.......    137,097     94,187
         The Emerging Markets Series.............    787,720    120,319
         The Emerging Markets Small Cap Series...  1,300,754    398,830

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $10,087,540  $5,403,680   $ (57,424)    $5,346,256
The DFA International Value Series......   7,749,972   2,159,515    (437,185)     1,722,330
The Japanese Small Company Series.......   2,358,440     405,211    (228,601)       176,610
The Asia Pacific Small Company Series...   1,466,625     342,063    (259,002)        83,061
The United Kingdom Small Company Series.   1,376,431     714,857     (82,047)       632,810
The Continental Small Company Series....   2,914,221   1,100,391    (315,213)       785,178
The Canadian Small Company Series.......   1,036,766     139,500    (217,785)       (78,285)
The Emerging Markets Series.............   2,779,497   1,353,861    (151,910)     1,201,951
The Emerging Markets Small Cap Series...   4,120,776     867,716    (438,130)       429,586

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   3. FUTURES CONTRACTS: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amounts in thousands):

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                                REALIZED GAIN (LOSS) ON
                                            DERIVATIVES RECOGNIZED IN INCOME
                                            --------------------------------
                                                    EQUITY CONTRACTS
                                            --------------------------------
    The DFA International Value Series*....             $(1,587)
    The Emerging Markets Small Cap Series*.             $   463

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.......     0.89%       $ 6,790         20        $ 4        $23,318
The DFA International Value Series....     0.90%        12,445         46         14         76,121
The Japanese Small Company Series.....     0.88%         2,097         23          1          5,010
The Asia Pacific Small Company Series.     0.91%           614          5         --          2,155
The United Kingdom Small Company
  Series..............................     0.89%           224          4         --            503
The Continental Small Company Series..     0.85%           327         29         --          1,226
The Emerging Markets Series...........     0.89%         7,962         36          7         31,246
The Emerging Markets Small Cap Series.     0.86%        21,200         23         12         65,040

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. SECURITIES LENDING:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

                                                     MARKET VALUE
                                                     ------------
              The DFA International Value Series....   $ 29,499
              The Continental Small Company Series..        447
              The Canadian Small Company Series.....     55,991
              The Emerging Markets Series...........    111,222
              The Emerging Markets Small Cap Series.    102,610

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2003-OCTOBER 31, 2013

                                    [CHART]

                  The Dimensional Emerging       MSCI Emerging Markets
                     Markets Value Fund         Index (net dividends)
                 -------------------------    ------------------------
10/31/2003                $10,000                     $10,000
11/30/2003                 10,114                      10,122
12/31/2003                 11,338                      10,855
 1/31/2004                 11,647                      11,234
 2/29/2004                 12,409                      11,749
 3/31/2004                 12,564                      11,896
 4/30/2004                 11,690                      10,922
 5/31/2004                 11,343                      10,704
 6/30/2004                 11,560                      10,749
 7/31/2004                 11,705                      10,552
 8/31/2004                 12,237                      10,990
 9/30/2004                 13,042                      11,624
10/31/2004                 13,459                      11,902
11/30/2004                 14,914                      13,004
12/31/2004                 15,881                      13,628
 1/31/2005                 16,148                      13,663
 2/28/2005                 17,621                      14,855
 3/31/2005                 16,341                      13,873
 4/30/2005                 15,762                      13,501
 5/31/2005                 16,001                      13,971
 6/30/2005                 16,533                      14,445
 7/31/2005                 17,734                      15,455
 8/31/2005                 18,027                      15,587
 9/30/2005                 19,478                      17,039
10/31/2005                 18,264                      15,925
11/30/2005                 19,620                      17,243
12/31/2005                 20,858                      18,262
 1/31/2006                 22,860                      20,301
 2/28/2006                 22,954                      20,277
 3/31/2006                 23,740                      20,456
 4/30/2006                 25,813                      21,913
 5/31/2006                 23,029                      19,617
 6/30/2006                 22,824                      19,569
 7/31/2006                 23,374                      19,849
 8/31/2006                 23,800                      20,355
 9/30/2006                 24,292                      20,524
10/31/2006                 25,989                      21,499
11/30/2006                 27,895                      23,097
12/31/2006                 28,883                      24,137
 1/31/2007                 29,338                      23,877
 2/28/2007                 29,513                      23,735
 3/31/2007                 31,059                      24,680
 4/30/2007                 33,545                      25,823
 5/31/2007                 36,106                      27,102
 6/30/2007                 37,143                      28,372
 7/31/2007                 38,915                      29,869
 8/31/2007                 37,673                      29,235
 9/30/2007                 41,074                      32,463
10/31/2007                 45,597                      36,084
11/30/2007                 42,288                      33,526
12/31/2007                 42,234                      33,643
 1/31/2008                 38,047                      29,445
 2/29/2008                 39,577                      31,618
 3/31/2008                 38,255                      29,945
 4/30/2008                 41,217                      32,375
 5/31/2008                 41,586                      32,976
 6/30/2008                 36,762                      29,687
 7/31/2008                 36,051                      28,567
 8/31/2008                 32,980                      26,285
 9/30/2008                 27,293                      21,685
10/31/2008                 18,826                      15,750
11/30/2008                 17,405                      14,565
12/31/2008                 19,553                      15,701
 1/31/2009                 17,796                      14,687
 2/28/2009                 16,283                      13,858
 3/31/2009                 19,110                      15,850
 4/30/2009                 22,870                      18,487
 5/31/2009                 28,031                      21,646
 6/30/2009                 27,690                      21,355
 7/31/2009                 31,417                      23,756
 8/31/2009                 31,664                      23,671
 9/30/2009                 34,596                      25,820
10/31/2009                 33,784                      25,852
11/30/2009                 35,950                      26,962
12/31/2009                 37,747                      28,027
 1/31/2010                 35,610                      26,464
 2/28/2010                 35,899                      26,557
 3/31/2010                 39,063                      28,701
 4/30/2010                 39,329                      29,049
 5/31/2010                 35,226                      26,494
 6/30/2010                 35,447                      26,299
 7/31/2010                 38,745                      28,489
 8/31/2010                 38,050                      27,936
 9/30/2010                 42,635                      31,040
10/31/2010                 44,106                      31,941
11/30/2010                 42,694                      31,098
12/31/2010                 46,258                      33,317
 1/31/2011                 44,816                      32,413
 2/28/2011                 44,091                      32,111
 3/31/2011                 46,635                      33,999
 4/30/2011                 48,313                      35,054
 5/31/2011                 46,487                      34,134
 6/30/2011                 45,540                      33,609
 7/31/2011                 45,178                      33,460
 8/31/2011                 40,609                      30,470
 9/30/2011                 33,333                      26,027
10/31/2011                 37,725                      29,475
11/30/2011                 35,825                      27,511
12/31/2011                 34,553                      27,179
 1/31/2012                 39,359                      30,262
 2/29/2012                 41,762                      32,074
 3/31/2012                 39,980                      31,004
 4/30/2012                 38,693                      30,633
 5/31/2012                 34,420                      27,198
 6/30/2012                 35,987                      28,248
 7/31/2012                 35,773                      28,799
 8/31/2012                 36,283                      28,703
 9/30/2012                 38,627                      30,435
10/31/2012                 38,139                      30,250
11/30/2012                 38,575                      30,634
12/31/2012                 41,400                      32,132
 1/31/2013                 42,080                      32,575
 2/28/2013                 41,392                      32,166
 3/31/2013                 41,052                      31,612
 4/30/2013                 41,422                      31,850
 5/31/2013                 40,254                      31,033
 6/30/2013                 36,875                      29,057
 7/31/2013                 37,607                      29,361             Past performance is not predictive of
 8/31/2013                 36,823                      28,856             future performance.
 9/30/2013                 39,551                      30,733
10/31/2013                 41,355                      32,226             The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                8.43%      17.05%      15.25%             rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      MANAGEMENT DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2013

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2013
                       --------------------------------

                                                  U.S. DOLLAR RETURN
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.


                         12 MONTHS ENDED OCTOBER 31, 2013
                          --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL CURRENCY RETURN U.S. DOLLAR RETURN
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Fund held approximately 2,200 securities across 19 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 8.43% for the Fund and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Emerging markets small cap stocks generally outperformed emerging markets large cap stocks during the period. The Fund's greater exposure to small cap stocks was primarily responsible for the Fund's outperformance relative to the Index. The Fund's greater exposure to value stocks, as measured by book-to-market, was also beneficial as these stocks generally outperformed the Index.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2013
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/13  10/31/13    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $  998.40    0.13%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   6.2%
              Consumer Staples.............................   4.9%
              Energy.......................................  17.2%
              Financials...................................  33.9%
              Health Care..................................   0.4%
              Industrials..................................  11.7%
              Information Technology.......................   7.2%
              Materials....................................  15.0%
              Other........................................    --
              Real Estate Investment Trusts................   0.1%
              Telecommunication Services...................   1.4%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2013

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (90.5%)
BRAZIL -- (8.0%)
    Banco do Brasil SA..................................   6,171,473 $   81,690,539            0.4%
#   Banco Santander Brasil SA ADR.......................  18,012,780    124,828,565            0.6%
    BM&FBovespa SA......................................  21,761,674    122,651,270            0.6%
#   Gerdau SA Sponsored ADR.............................  14,806,992    117,419,446            0.6%
#   Petroleo Brasileiro SA ADR..........................  20,410,443    355,754,021            1.8%
#   Petroleo Brasileiro SA Sponsored ADR................  22,111,474    401,544,368            2.1%
    Other Securities....................................                465,245,129            2.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,669,133,338            8.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Enersis SA Sponsored ADR............................   5,622,312     92,768,148            0.5%
    Other Securities....................................                211,091,146            1.1%
                                                                     --------------           -----
TOTAL CHILE.............................................                303,859,294            1.6%
                                                                     --------------           -----

CHINA -- (14.0%)
    Agricultural Bank of China, Ltd. Class H............ 255,464,000    123,106,826            0.7%
    Bank of China, Ltd. Class H......................... 989,630,331    465,927,610            2.4%
    Bank of Communications Co., Ltd. Class H............ 110,893,574     81,256,211            0.4%
    China Construction Bank Corp. Class H............... 281,910,940    219,334,202            1.1%
    China Petroleum & Chemical Corp. ADR................   1,291,935    103,832,800            0.6%
    China Petroleum & Chemical Corp. Class H............ 212,971,575    172,402,097            0.9%
#   China Unicom Hong Kong, Ltd. ADR....................   7,316,862    114,143,047            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 148,536,996    103,936,545            0.6%
    Other Securities....................................              1,521,553,477            7.7%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,905,492,815           15.0%
                                                                     --------------           -----

COLOMBIA -- (0.1%)
    Other Securities....................................                 19,308,502            0.1%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 30,941,403            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                     26,658            0.0%
                                                                     --------------           -----

HUNGARY -- (0.5%)
#   OTP Bank P.L.C......................................   3,936,697     81,667,483            0.4%
    Other Securities....................................                 12,457,748            0.1%
                                                                     --------------           -----
TOTAL HUNGARY...........................................                 94,125,231            0.5%
                                                                     --------------           -----

INDIA -- (6.0%)
    ICICI Bank, Ltd. Sponsored ADR......................   3,394,535    126,684,046            0.7%
    Reliance Industries, Ltd............................  20,872,830    310,667,472            1.6%
    Other Securities....................................                812,836,187            4.1%
                                                                     --------------           -----
TOTAL INDIA.............................................              1,250,187,705            6.4%
                                                                     --------------           -----

INDONESIA -- (2.3%)
    Other Securities....................................                476,382,766            2.4%
                                                                     --------------           -----

ISRAEL -- (0.0%)
    Other Securities....................................                    296,602            0.0%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
MALAYSIA -- (3.6%)
    Other Securities....................................             $  741,293,938            3.8%
                                                                     --------------           -----

MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Class A.........................  51,102,755    139,906,142            0.7%
#*  Cemex S.A.B. de C.V. Sponsored ADR..................  16,838,196    178,148,109            0.9%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   2,494,369    232,724,627            1.2%
    Grupo Financiero Banorte S.A.B. de C.V..............  23,160,991    148,261,585            0.8%
    Other Securities....................................                574,307,739            2.9%
                                                                     --------------           -----
TOTAL MEXICO............................................              1,273,348,202            6.5%
                                                                     --------------           -----

PHILIPPINES -- (1.0%)
    Other Securities....................................                216,700,475            1.1%
                                                                     --------------           -----

POLAND -- (1.6%)
    PGE SA..............................................  13,948,284     81,477,830            0.4%
#   Polski Koncern Naftowy Orlen SA.....................   6,239,721     88,026,919            0.5%
    Other Securities....................................                157,488,252            0.8%
                                                                     --------------           -----
TOTAL POLAND............................................                326,993,001            1.7%
                                                                     --------------           -----

RUSSIA -- (4.9%)
    Gazprom OAO Sponsored ADR........................... 106,937,161    999,584,526            5.1%
    Other Securities....................................                 21,297,582            0.1%
                                                                     --------------           -----
TOTAL RUSSIA............................................              1,020,882,108            5.2%
                                                                     --------------           -----

SOUTH AFRICA -- (6.7%)
#   Barclays Africa Group, Ltd..........................   6,124,179     94,589,135            0.5%
#   Nedbank Group, Ltd..................................   3,713,947     80,747,979            0.4%
    Sanlam, Ltd.........................................  24,685,296    132,450,694            0.7%
    Standard Bank Group, Ltd............................  18,943,972    241,007,060            1.2%
#*  Steinhoff International Holdings, Ltd...............  24,286,822     93,754,826            0.5%
    Other Securities....................................                752,656,981            3.9%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,395,206,675            7.2%
                                                                     --------------           -----

SOUTH KOREA -- (14.6%)
    Hana Financial Group, Inc...........................   4,078,729    156,836,439            0.8%
#   Hyundai Steel Co....................................   1,197,245     98,578,876            0.5%
    KB Financial Group, Inc.............................   2,902,753    114,320,481            0.6%
    KB Financial Group, Inc. ADR........................   3,182,416    123,509,565            0.7%
#   LG Electronics, Inc.................................   1,776,548    113,798,502            0.6%
    POSCO...............................................     681,110    203,339,180            1.1%
#   POSCO ADR...........................................   1,626,923    121,140,686            0.6%
    Samsung C&T Corp....................................   1,386,322     82,261,509            0.4%
#   Samsung SDI Co., Ltd................................     520,138     86,702,427            0.5%
    Shinhan Financial Group Co., Ltd....................   5,415,719    236,144,882            1.2%
    SK Holdings Co., Ltd................................     530,249     96,102,228            0.5%
    SK Innovation Co., Ltd..............................     845,193    118,461,430            0.6%
    Other Securities....................................              1,483,201,139            7.5%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,034,397,344           15.6%
                                                                     --------------           -----

TAIWAN -- (13.9%)
    Fubon Financial Holding Co., Ltd....................  88,739,471    130,052,844            0.7%
    Mega Financial Holding Co., Ltd..................... 135,127,381    117,005,240            0.6%
#   United Microelectronics Corp........................ 218,090,681     92,516,948            0.5%
    Yuanta Financial Holding Co., Ltd................... 151,353,654     82,534,377            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                              PERCENTAGE
                                   SHARES       VALUE++     OF NET ASSETS**
                                   ------       -------     ---------------
    TAIWAN -- (Continued)
        Other Securities........            $ 2,460,013,826           12.6%
                                            ---------------           -----
    TOTAL TAIWAN................              2,882,123,235           14.8%
                                            ---------------           -----

    THAILAND -- (3.1%)
        PTT Global Chemical PCL. 32,067,141      80,876,163            0.4%
        PTT PCL................. 10,844,100     110,444,328            0.6%
        Other Securities........                460,615,908            2.4%
                                            ---------------           -----
    TOTAL THAILAND..............                651,936,399            3.4%
                                            ---------------           -----

    TURKEY -- (2.5%)
        Turkiye Is Bankasi...... 36,884,191     100,763,267            0.5%
        Other Securities........                418,780,142            2.2%
                                            ---------------           -----
    TOTAL TURKEY................                519,543,409            2.7%
                                            ---------------           -----
    TOTAL COMMON STOCKS.........             18,812,179,100           96.8%
                                            ---------------           -----

    PREFERRED STOCKS -- (2.2%)
    BRAZIL -- (2.1%)
        Petroleo Brasileiro SA.. 24,521,904     222,343,011            1.2%
        Other Securities........                221,166,672            1.1%
                                            ---------------           -----
    TOTAL BRAZIL................                443,509,683            2.3%
                                            ---------------           -----

    COLOMBIA -- (0.1%)
        Other Securities........                 15,140,331            0.1%
                                            ---------------           -----
    TOTAL PREFERRED STOCKS......                458,650,014            2.4%
                                            ---------------           -----

    RIGHTS/WARRANTS -- (0.0%)
    CHILE -- (0.0%)
        Other Securities........                        100            0.0%
                                            ---------------           -----

    MALAYSIA -- (0.0%)
        Other Securities........                    385,124            0.0%
                                            ---------------           -----

    POLAND -- (0.0%)
        Other Securities........                         --            0.0%
                                            ---------------           -----

    SOUTH KOREA -- (0.0%)
        Other Securities........                     22,204            0.0%
                                            ---------------           -----

    THAILAND -- (0.0%)
        Other Securities........                     57,286            0.0%
                                            ---------------           -----
    TOTAL RIGHTS/WARRANTS.......                    464,714            0.0%
                                            ---------------           -----


DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                     SHARES/
                                                                      FACE                        PERCENTAGE
                                                                     AMOUNT         VALUE+      OF NET ASSETS**
                                                                     -------        ------      ---------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund..............................  129,904,927 $ 1,503,000,000            7.7%
@     Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.12%, 11/01/13 (Collateralized by $12,056,798 FNMA, rates ranging from 2.500% to 4.500%, maturities ranging from
       04/01/27 to 10/01/43, valued at $10,903,189) to be
       repurchased at $10,689,437................................. $     10,689      10,689,401            0.1%
                                                                                ---------------          ------
TOTAL SECURITIES LENDING COLLATERAL...............................                1,513,689,401            7.8%
                                                                                ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,304,856,701)........................................                $20,784,983,229          107.0%
                                                                                ===============          ======

Summary of the Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,073,840,952 $   595,292,386   --    $ 1,669,133,338
  Chile.......................     99,110,686     204,748,608   --        303,859,294
  China.......................    236,947,644   2,668,545,171   --      2,905,492,815
  Colombia....................     19,308,502              --   --         19,308,502
  Czech Republic..............             --      30,941,403   --         30,941,403
  Hong Kong...................             --          26,658   --             26,658
  Hungary.....................             --      94,125,231   --         94,125,231
  India.......................    146,609,452   1,103,578,253   --      1,250,187,705
  Indonesia...................      6,187,469     470,195,297   --        476,382,766
  Israel......................         20,113         276,489   --            296,602
  Malaysia....................             --     741,293,938   --        741,293,938
  Mexico......................  1,272,993,390         354,812   --      1,273,348,202
  Philippines.................             --     216,700,475   --        216,700,475
  Poland......................        119,863     326,873,138   --        326,993,001
  Russia......................        814,231   1,020,067,877   --      1,020,882,108
  South Africa................    170,364,260   1,224,842,415   --      1,395,206,675
  South Korea.................    362,529,229   2,671,868,115   --      3,034,397,344
  Taiwan......................     38,733,186   2,843,390,049   --      2,882,123,235
  Thailand....................    651,936,399              --   --        651,936,399
  Turkey......................             --     519,543,409   --        519,543,409
Preferred Stocks
  Brazil......................             --     443,509,683   --        443,509,683
  Colombia....................     15,140,331              --   --         15,140,331
Rights/Warrants
  Chile.......................             --             100   --                100
  Malaysia....................             --         385,124   --            385,124
  Poland......................             --              --   --                 --
  South Korea.................             --          22,204   --             22,204
  Thailand....................             --          57,286   --             57,286
Securities Lending Collateral.             --   1,513,689,401   --      1,513,689,401
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,094,655,707 $16,690,327,522   --    $20,784,983,229
                               ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,645,822 of securities on loan)*....... $19,271,294
Collateral Received from Securities on Loan at Value & Cost..............      10,689
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.   1,503,000
Foreign Currencies at Value..............................................      58,647
Cash.....................................................................      90,464
Receivables:
  Investment Securities Sold.............................................      28,594
  Dividends, Interest and Tax Reclaims...................................       6,129
  Securities Lending Income..............................................       1,920
                                                                          -----------
     Total Assets........................................................  20,970,737
                                                                          -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................   1,513,689
  Investment Securities Purchased........................................      26,347
  Due to Advisor.........................................................       1,628
Unrealized Loss on Foreign Currency Contracts............................          64
Accrued Expenses and Other Liabilities...................................       1,723
                                                                          -----------
     Total Liabilities...................................................   1,543,451
                                                                          -----------
NET ASSETS............................................................... $19,427,286
                                                                          ===========
Investments at Cost...................................................... $18,791,168
                                                                          ===========
Foreign Currencies at Cost............................................... $    58,852
                                                                          ===========

----------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $65,796).......... $  421,959
    Interest......................................................         15
    Income from Securities Lending................................     25,619
                                                                   ----------
       Total Investment Income....................................    447,593
                                                                   ----------
  EXPENSES
    Investment Advisory Services Fees.............................     18,145
    Accounting & Transfer Agent Fees..............................      1,269
    Custodian Fees................................................      7,431
    Shareholders' Reports.........................................         48
    Directors'/Trustees' Fees & Expenses..........................        198
    Professional Fees.............................................        741
    Other.........................................................        465
                                                                   ----------
       Total Expenses.............................................     28,297
                                                                   ----------
    Fees Paid Indirectly..........................................       (111)
                                                                   ----------
    Net Expenses..................................................     28,186
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    419,407
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:..................................
      Investment Securities Sold..................................    304,248
      Foreign Currency Transactions...............................     (2,833)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................    724,674
      Translation of Foreign Currency Denominated Amounts.........          7
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,026,096
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $1,445,503
                                                                   ==========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 YEAR         YEAR
                                                                                ENDED        ENDED
                                                                               OCT. 31,     OCT. 31,
                                                                                 2013         2012
                                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................................. $   419,407  $   375,228
  Net Realized Gain (Loss) on:
    Investment Securities Sold..............................................     304,248      398,744
    Futures.................................................................          --       (1,269)
    Foreign Currency Transactions*..........................................      (2,833)      (4,761)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............................     724,674     (574,018)
    Translation of Foreign Currency Denominated Amounts.....................           7         (185)
                                                                             -----------  -----------
       Net Increase (Decrease) in Net Assets Resulting from Operations......   1,445,503      193,739
                                                                             -----------  -----------
Transactions in Interest:
  Contributions.............................................................   2,894,722    3,560,477
  Withdrawals...............................................................  (1,797,261)    (873,473)
                                                                             -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..................   1,097,461    2,687,004
                                                                             -----------  -----------
     Total Increase (Decrease) in Net Assets................................   2,542,964    2,880,743
NET ASSETS
  Beginning of Year.........................................................  16,884,322   14,003,579
                                                                             -----------  -----------
  End of Year............................................................... $19,427,286  $16,884,322
                                                                             ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $314, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                     DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                         ---------------------------------------------------------------
                                                             YEAR         YEAR         YEAR          YEAR        YEAR
                                                            ENDED        ENDED        ENDED         ENDED       ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                             2013         2012         2011          2010        2009
-------------------------------------------------------------------------------------------------------------------------
Total Return............................................        8.43%        1.10%      (14.47)%       30.55%      79.39%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $19,427,286  $16,884,322  $14,003,579   $11,917,955  $7,965,125
Ratio of Expenses to Average Net Assets.................        0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................        0.16%        0.20%        0.20%         0.19%       0.21%
Ratio of Net Investment Income to Average Net Assets....        2.32%        2.43%        2.29%         1.81%       2.17%
Portfolio Turnover Rate.................................           6%           8%           5%           15%         20%
-------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under Internal Revenue Code (the "IRC") (S)368(a)(1)(F).

   Effective November 1, 2009, the Fund, a master fund in a master-feeder structure, elected with the consent of its holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. The Fund will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2013, the Fund had significant transfers of securities with a total value of $1,222,930 (in thousands) that transferred from Level 1 to Level 2. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2013, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $369 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Fund. For the year ended October 31, 2013, the Fund's investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were $111 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $27 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2013, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                  PURCHASES    SALES
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,746,457 $1,070,905

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $20,422,709  $3,294,843  $(2,932,568)    $362,275

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE    AVERAGE LOAN     DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE   BALANCE    OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value Fund.     0.86%       $36,348         19        $17        $86,942

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2013.

H. SECURITIES LENDING:

   As of October 31, 2013, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $284,247 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, brokers, and the transfer agent of the investee fund provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      NAME, POSITION                                PORTFOLIOS WITHIN THE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
      WITH THE FUND,         TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/      AND OTHER DIRECTORSHIPS OF PUBLIC COMPANIES
 ADDRESS AND YEAR OF BIRTH    LENGTH OF SERVICE           OVERSEEN                               HELD
----------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES/DIRECTORS
----------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                         investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
----------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1965).
The University of Chicago                                                  Member and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange
5807 S. Woodlawn Avenue                                                    (futures trading exchange) (since 2004).
Chicago, IL 60637                                                          Formerly, Director of UNext, Inc. (1999-2006).
1939                                                                       Trustee, Harbor Fund (registered investment
                                                                           company) (30 Portfolios) (since 1994). Formerly,
                                                                           Member of the Board of Milwaukee Mutual
                                                                           Insurance Company (1997-2010).
----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio
                                                                           Analysis, Inc. (software products) (1990-2010).
----------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management
Stanford University                                                        and Economics, Graduate School of Business,
Graduate School of Business                                                Stanford University (since 1995). Cornerstone
518 Memorial Way Stanford,                                                 Research (expert testimony and economic and
CA 94305-5015                                                              financial analysis) (since 2009). Formerly,
1948                                                                       Chairman of the President George W. Bush's
                                                                           Council of Economic Advisers (2006-2009).
                                                                           Formerly, Council of Economic Advisors, State of
                                                                           California (2005-2006). Formerly, Commissioner,
                                                                           White House Panel on Tax Reform (2005).
----------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980).
                                                                           Formerly, Director, Chicago Mercantile Exchange
                                                                           (2001-2008).
----------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                          HON Industries Inc.) (office furniture) (since
1953                                                                       2000). Director, Ryder System Inc.
                                                                           (transportation, logistics and supply-chain
                                                                           management) (since 2003). Trustee, UBS Funds
                                                                           (4 investment companies within the fund
                                                                           complex) (52 portfolios) (since 2009).
----------------------------------------------------------------------------------------------------------------------------

     NAME, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND,        TERM OF OFFICE/1/ AND  DFA FUND COMPLEX/2/       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND YEAR OF BIRTH   LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-------------------------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES/DIRECTORS*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth               Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                               investment companies   Executive Officer (since January 2010) of
Co-Chief Executive                                                       Dimensional Holdings Inc., Dimensional Fund
Officer and President of                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DFAIDG and DIG.                                                          DIG and DFAITC. Director of Dimensional Fund
Chairman, Trustee,                                                       Advisors Ltd., Dimensional Funds PLC, Dimensional
Co-Chief Executive                                                       Funds II PLC, DFA Australia Limited, Dimensional
Officer and President of                                                 Cayman Commodity Fund I Ltd., Dimensional Japan
DFAITC and DEM.                                                          Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                      Director and Co-Chief Executive Officer of
Building One Austin,                                                     Dimensional Fund Advisors Canada ULC. President,
Texas 78746                                                              Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                     Oak Hill Partners (since 2001) and VSC Investors,
                                                                         LLC (since 2007). Trustee, The University of
                                                                         Chicago. Trustee, University of Kansas Endowment
                                                                         Association. Formerly, Chief Executive Officer (until
                                                                         2010) and Chief Investment Officer (2003-2007) of
                                                                         Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                         DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                         Holdings Inc. Formerly, Chief Investment Officer of
                                                                         Dimensional Fund Advisors Ltd. Formerly, President
                                                                         and Chief Investment Officer of DFA Australia
                                                                         Limited. Formerly, Director, SA Funds (registered
                                                                         investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto           Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                    Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer                                                 Dimensional Fund Advisors LP, DFA Securities LLC,
of DFAIDG and DIG.                                                       DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                        Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                    Executive Officer, President and Chief Investment
Chief Investment Officer                                                 Officer of Dimensional Fund Advisors Canada ULC.
of DFAITC and DEM.                                                       Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                      of DFA Australia Limited. Director of Dimensional
Building One                                                             Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                         Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                     and Dimensional Advisors Ltd., Formerly President
                                                                         of Dimensional Holdings Inc, Dimensional Fund
                                                                         Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                         DIG, DFAITC and Dimensional Fund Advisors
                                                                         Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
                                                     OFFICERS
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------

                                 TERM OF OFFICE/1/
 NAME, POSITION WITH THE FUND     AND LENGTH OF
       AND YEAR OF BIRTH             SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell                  Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (August 2002-January 2012).
1976
------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                   Since 2007      Vice President of all the DFA Entities.
Vice President
1949
------------------------------------------------------------------------------------------------------------------------
George H. Crane                     Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                      President and Managing Director at State Street Bank & Trust
1955                                                Company (2007-2008).
------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan              Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                     Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                  and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------
James L. Davis                      Since 1999      Vice President of all the DFA Entities.
Vice President
1956
------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                     Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                      Dimensional Fund Advisors Canada ULC.
1957
------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                    Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                      Dimensional (since August 2008).
1972
------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                  Since 2001      Vice President of all the DFA Entities.
Vice President
1970
------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                  Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                        DFA Australia Limited.
Secretary
1965
------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                 Since 2004      Vice President of all the DFA Entities.
Vice President
1971
------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                      Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                      Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                Manager of Dimensional (since January 2012).
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                   Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                      for Dimensional (since June 2006).
1970
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                    Since 2007      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                      Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                      at BlackRock (2004-January 2012).
1968
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                       Since 2000      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray                        Since 2007      Vice President of all the DFA Entities.
Vice President
1974
------------------------------------------------------------------------------------------------------------------------
Christian Gunther                   Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                      Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                    (2008-2009); Trader for Dimensional (2004-2008).
------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                      Since 2007      Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------

                                    TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND      AND LENGTH OF
        AND YEAR OF BIRTH               SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
----------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                         Since 2005      Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Christine W. Ho                        Since 2004      Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath                     Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
Vice President                                         Co-Head Global Consultant Relations at BlackRock (2004-2011).
1960
----------------------------------------------------------------------------------------------------------------------------
William A. Irvine                      Since 2013      Vice President of all the DFA Entities, Regional Director For
Vice President                                         Dimensional (since 2012). Formerly, Vice President of Institutional
1957                                                   Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon                           Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                         Commodity Fund I Ltd.
1973
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones                       Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
Vice President                                         for Dimensional (October 2008-January 2012).
1968
----------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating                     Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
Vice President                                         Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
1954                                                   Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                       and Chief Operating Officer of Dimensional. Director, Vice
                                                       President and Chief Privacy Officer of Dimensional Fund Advisors
                                                       Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                       Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                       Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                       and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper                       Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (since October 2004).
1977
----------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp                          Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                         for Dimensional Fund Advisors LP (April 2006-January 2012).
1948
----------------------------------------------------------------------------------------------------------------------------
David M. Kershner                      Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (since June 2004).
1971
----------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn                        Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
Vice President                                         Sales for Dimensional (since August 2010). Formerly, Chief DC
1971                                                   Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                     Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
Vice President                                         Dimensional (since January 2012). Formerly, Portfolio Manager for
1971                                                   Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski                    Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
Vice President                                         Investment Analytics and Data for Dimensional (January 2012-
1981                                                   December 2012); Systems Developer for Dimensional (June 2007-
                                                       December 2011).
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad                       Since 2011      Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (2007-2010).
1968
----------------------------------------------------------------------------------------------------------------------------
Michael F. Lane                        Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
Vice President                                         Dimensional SmartNest (US) LLC (since 2012).
1967
----------------------------------------------------------------------------------------------------------------------------
Francis R. Lao                         Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                         Global Operations at Janus Capital Group (2005-2011).
1969
----------------------------------------------------------------------------------------------------------------------------

                                     TERM OF OFFICE/1/
   NAME, POSITION WITH THE FUND        AND LENGTH OF
        AND YEAR OF BIRTH                 SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
David F. LaRusso                    Since 2013            Vice President of all the DFA Entities. Formerly, Senior Trader for
Vice President                                            Dimensional (January 2010-December 2012); Trader for
1978                                                      Dimensional (2000-2009).
-------------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                       Since 2005            Vice President of all the DFA Entities.
Vice President
1971
-------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                      Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                            Associate for Dimensional (July 2008-2010).
1980
-------------------------------------------------------------------------------------------------------------------------------
John B. Lessley                     Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (since January 2008).
1960
-------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                   Since 2009            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (since February 2004).
1969
-------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                   Since 2010            Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                            Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                      2006).
-------------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                    Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                            Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                      and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                          Vice President at Credit Suisse (2007-2009).
-------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                     Since 2008            Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                           Resources of Dimensional.
Human Resources
1970
-------------------------------------------------------------------------------------------------------------------------------
David R. Martin Vice                Since 2007            Vice President, Chief Financial Officer and Treasurer of all the DFA
President, Chief Financial Officer                        Entities. Director, Vice President, Chief Financial Officer and
and Treasurer                                             Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
1956                                                      Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                          Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                          Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                          President of Dimensional SmartNest (US) LLC, and Dimensional
                                                          Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                          PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                          Dimensional Japan Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                   Since 2013            Vice President of all the DFA Entities. Client Service Manager for
Vice President                                            Dimensional (Since 2012). Formerly, Regional Director for
1978                                                      Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                          2010).
-------------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                  Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                            Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                      for Dimensional (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                 Vice President since  Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary        1997 and Secretary    President and Secretary of DFA Australia Limited and Dimensional
1964                                since 2000            Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                          Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                          (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                          Dimensional Japan Ltd. (since February 2012), Dimensional
                                                          Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                          Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                          August 2012). Director, Dimensional Funds PLC and Dimensional
                                                          Funds II PLC (since 2002 and 2006, respectively). Director of
                                                          Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                          Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                          August 2012 and July 2012).
-------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                     Since 2011            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                            Dimensional (2008-2010).
1964
-------------------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
   Selwyn J. Notelovitz          Since 2012      Vice President of all DFA Entities. Deputy Chief Compliance Officer
   Vice President                                of Dimensional (since December 2012). Formerly Chief Compliance
   1961                                          Officer of Wellington Management Company, LLP (2004-2011).
-----------------------------------------------------------------------------------------------------------------------
   Carolyn L. O                  Since 2010      Vice President of all the DFA Entities and Dimensional Cayman
   Vice President                                Commodity Fund I Ltd. Deputy General Counsel, Funds (since
   1974                                          2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
   Gerard K. O'Reilly            Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
-----------------------------------------------------------------------------------------------------------------------
   Daniel C. Ong                 Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since July 2005).
   1973
-----------------------------------------------------------------------------------------------------------------------
   Kyle K. Ozaki                 Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
   Vice President                                Dimensional (since January 2008). Formerly, Compliance Officer
   1978                                          (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
   Matthew A. Pawlak             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional Fund Advisors LP (since 2012). Formerly, Senior
   1977                                          Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
   Brian P. Pitre                Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
   Vice President                                Fund Advisors LP (since 2009). Formerly, Vice President and
   1976                                          Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
   David A. Plecha               Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
   1961                                          Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
   Allen Pu                      Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since July 2006).
   1970
-----------------------------------------------------------------------------------------------------------------------
   Theodore W. Randall           Since 2008      Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate of Dimensional (2006-2008).
   1973
-----------------------------------------------------------------------------------------------------------------------
   Mark A. Regier                Since 2013      Vice President of all the DFA Entities. Planning and Analysis
   Vice President                                Manager for Dimensional (since July 2007).
   1969
-----------------------------------------------------------------------------------------------------------------------
   Savina B. Rizova              Since 2012      Vice President of all the DFA Entities. Formerly, Research
   Vice President                                Associate for Dimensional (June 2011-January 2012); Research
   1981                                          Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
   L. Jacobo Rodriguez           Since 2005      Vice President of all the DFA Entities.
   Vice President
   1971
-----------------------------------------------------------------------------------------------------------------------
   Julie A. Saft                 Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
   Vice President                                Dimensional (since July 2008).
   1959
-----------------------------------------------------------------------------------------------------------------------
   Walid A. Shinnawi             Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (March 2006-January 2010).
   1961
-----------------------------------------------------------------------------------------------------------------------
   Bruce A. Simmons              Since 2009      Vice President of all the DFA Entities. Investment Operations
   Vice President                                Manager for Dimensional (since May 2007).
   1965
-----------------------------------------------------------------------------------------------------------------------
   Ted R. Simpson                Since 2007      Vice President of all the DFA Entities.
   Vice President
   1968
-----------------------------------------------------------------------------------------------------------------------
   Bryce D. Skaff                Since 2007      Vice President of all the DFA Entities.
   Vice President
   1975
-----------------------------------------------------------------------------------------------------------------------
   Andrew D. Smith               Since 2011      Vice President of all the DFA Entities. Project Manager for
   Vice President                                Dimensional (2007-2010).
   1968
-----------------------------------------------------------------------------------------------------------------------

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
     AND YEAR OF BIRTH            SERVICE                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
   Grady M. Smith                Since 2004      Vice President of all the DFA Entities and Dimensional Fund
   Vice President                                Advisors Canada ULC.
   1956
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder                Since 2000      Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 Enhanced U.S. Large Company
  Portfolio..........................      100%          --            --         --        --          100%          --
 U.S. Large Cap Equity Portfolio.....      100%          --            --         --        --          100%         100%
 U.S. Large Cap Value Portfolio......      100%          --            --         --        --          100%         100%
 U.S. Targeted Value Portfolio.......       20%           5%           75%        --        --          100%         100%
 U.S. Small Cap Value Portfolio......       20%           3%           77%        --        --          100%         100%
 U.S. Core Equity 1 Portfolio........      100%          --            --         --        --          100%         100%
 U.S. Core Equity 2 Portfolio........       72%          --            28%        --        --          100%         100%
 U.S. Vector Equity Portfolio........       88%          --            12%        --        --          100%         100%
 U. S Small Cap Portfolio............       24%           3%           73%        --        --          100%         100%
 U.S. Micro Cap Portfolio............       21%          --            79%        --        --          100%         100%
 DFA Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Large Cap International Portfolio...      100%          --            --         --        --          100%         100%
 International Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 International Small Company
  Portfolio..........................       77%           1%           22%        --        --          100%         100%
 Japanese Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Asia Pacific Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 United Kingdom Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Continental Small Company
  Portfolio..........................      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 Enhanced U.S. Large Company
  Portfolio..........................     --          4%        --         --       100%       100%
 U.S. Large Cap Equity Portfolio.....    100%        --         --         --       100%       100%
 U.S. Large Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Targeted Value Portfolio.......    100%        --         --         --       100%       100%
 U.S. Small Cap Value Portfolio......    100%        --         --         --       100%       100%
 U.S. Core Equity 1 Portfolio........    100%        --         --         --       100%       100%
 U.S. Core Equity 2 Portfolio........    100%        --         --         --       100%       100%
 U.S. Vector Equity Portfolio........    100%        --         --         --       100%       100%
 U. S Small Cap Portfolio............    100%        --         --         --       100%       100%
 U.S. Micro Cap Portfolio............    100%        --         --         --       100%       100%
 DFA Real Estate Securities
  Portfolio..........................    100%        --         --         --       100%       100%
 Large Cap International Portfolio...    100%        --          5%       100%      100%       100%
 International Core Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 International Small Company
  Portfolio..........................    100%        --          3%        98%      100%       100%
 Japanese Small Company
  Portfolio..........................    100%        --          4%        64%      100%       100%
 Asia Pacific Small Company
  Portfolio..........................    100%        --          3%       100%      100%       100%
 United Kingdom Small Company
  Portfolio..........................    100%        --         --         --       100%       100%
 Continental Small Company
  Portfolio..........................    100%        --          5%       100%      100%       100%

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

                                                                                                                  QUALIFYING
                                                                                                                     FOR
                                           NET                                                                    CORPORATE
                                       INVESTMENT    SHORT-TERM     LONG-TERM   RETURN                            DIVIDENDS
                                         INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL       RECEIVED
DFA INVESTMENT DIMENSIONS GROUP INC.  DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS DEDUCTION(1)
------------------------------------  ------------- ------------- ------------- ------- ---------- ------------- ------------
 DFA International Real Estate
  Securities Portfolio...............      100%          --            --         --        --          100%         100%
 DFA Global Real Estate Securities
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA International Small Cap Value
  Portfolio..........................       63%           1%           37%        --        --          100%         100%
 International Vector Equity
  Portfolio..........................       89%          --            11%        --        --          100%         100%
 World ex U.S. Value Portfolio.......      100%          --            --         --        --          100%         100%
 World ex U.S. Targeted Value
  Portfolio..........................       97%          --             2%        --        --          100%         100%
 World ex U.S. Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 Selectively Hedged Global Equity
  Portfolio..........................       77%          10%           13%        --        --          100%         100%
 Emerging Markets Portfolio..........       67%          --            33%        --        --          100%         100%
 Emerging Markets Small Cap
  Portfolio..........................       41%           2%           56%        --        --          100%         100%
 Emerging Markets Value
  Portfolio..........................       51%          --            49%        --        --          100%         100%
 Emerging Markets Core Equity
  Portfolio..........................      100%          --            --         --        --          100%         100%
 DFA Commodity Strategy
  Portfolio..........................       73%          14%           14%        --        --          100%         100%
 DIMENSIONAL INVESTMENT GROUP
  INC.
 DFA International Value Portfolio...      100%          --            --         --        --          100%         100%
 U.S. Large Company Portfolio........      100%          --            --         --        --          100%         100%

                                                                                            QUALIFYING
                                                                                              SHORT-
                                      QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING    TERM
                                       DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST   CAPITAL
DFA INVESTMENT DIMENSIONS GROUP INC.  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)   GAIN(7)
------------------------------------  ---------- ----------- --------- --------- ---------- ----------
 DFA International Real Estate
  Securities Portfolio...............    100%        --          3%        77%      100%       100%
 DFA Global Real Estate Securities
  Portfolio..........................    100%        --          3%        74%      100%       100%
 DFA International Small Cap Value
  Portfolio..........................    100%        --          4%        97%      100%       100%
 International Vector Equity
  Portfolio..........................    100%        --          5%       100%      100%       100%
 World ex U.S. Value Portfolio.......    100%        --          9%       100%      100%       100%
 World ex U.S. Targeted Value
  Portfolio..........................    100%        --          6%       100%      100%       100%
 World ex U.S. Core Equity
  Portfolio..........................    100%        --          6%       100%      100%       100%
 Selectively Hedged Global Equity
  Portfolio..........................    100%        --          3%        55%      100%       100%
 Emerging Markets Portfolio..........    100%        --          7%       100%      100%       100%
 Emerging Markets Small Cap
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Value
  Portfolio..........................    100%        --          4%       100%      100%       100%
 Emerging Markets Core Equity
  Portfolio..........................    100%        --          6%       100%      100%       100%
 DFA Commodity Strategy
  Portfolio..........................    100%         1%        --         --       100%       100%
 DIMENSIONAL INVESTMENT GROUP
  INC.
 DFA International Value Portfolio...    100%        --          8%       100%      100%       100%
 U.S. Large Company Portfolio........    100%        --         --         --       100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-001A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

Dimensional Investment Group Inc.
LWAS/DFA U.S. High Book to Market Portfolio
LWAS/DFA Two-Year Fixed Income Portfolio
LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.
LWAS/DFA International High Book to Market Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents


                                                                                             Page
                                                                                             ----
Letter to Shareholders
Definitions of Abbreviations and Footnotes..................................................   1
Dimensional Investment Group Inc.
   Performance Charts.......................................................................   2
   Management's Discussion and Analysis.....................................................   4
   Disclosure of Fund Expenses..............................................................   7
   Disclosure of Portfolio Holdings.........................................................   9
   Schedules of Investments
       LWAS/DFA U.S. High Book to Market Portfolio..........................................  10
       LWAS/DFA Two-Year Fixed Income Portfolio.............................................  11
       LWAS/DFA Two-Year Government Portfolio...............................................  13
   Statements of Assets and Liabilities.....................................................  14
   Statements of Operations.................................................................  16
   Statements of Changes in Net Assets......................................................  17
   Financial Highlights.....................................................................  18
   Notes to Financial Statements............................................................  20
   Report of Independent Registered Public Accounting Firm..................................  27
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book to Market Portfolio
   Performance Charts.......................................................................  28
   Management's Discussion and Analysis.....................................................  29
   Disclosure of Fund Expenses..............................................................  31
   Disclosure of Portfolio Holdings.........................................................  32
   Schedule of Investments..................................................................  33
   Statement of Assets and Liabilities......................................................  34
   Statement of Operations..................................................................  35
   Statements of Changes in Net Assets......................................................  36
   Financial Highlights.....................................................................  37
   Notes to Financial Statements............................................................  38
   Report of Independent Registered Public Accounting Firm..................................  43
The DFA Investment Trust Company
   Performance Charts.......................................................................  44
   Management's Discussion and Analysis.....................................................  45
   Disclosure of Fund Expenses..............................................................  47
   Disclosure of Portfolio Holdings.........................................................  48
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series......................................................  49
       The DFA International Value Series...................................................  52
   Statements of Assets and Liabilities.....................................................  56
   Statements of Operations.................................................................  57
   Statements of Changes in Net Assets......................................................  58
   Financial Highlights.....................................................................  59
   Notes to Financial Statements............................................................  60
   Report of Independent Registered Public Accounting Firm..................................  68
Fund Management.............................................................................  69
Voting Proxies on Fund Portfolio Securities.................................................  78
Notice to Shareholders......................................................................  79

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(r)     The adjustable rate shown is effective as of October 31, 2013.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                          [CHART]

              LWAS/DFA U.S. High Book to          Russell 1000/R/
                  Market Portfolio                 Value Index
              --------------------------          ---------------
10/31/2003             $10,000                      $10,000
11/30/2003              10,230                       10,136
12/31/2003              10,930                       10,760
 1/31/2004              11,111                       10,950
 2/29/2004              11,392                       11,184
 3/31/2004              11,349                       11,086
 4/30/2004              11,158                       10,815
 5/31/2004              11,218                       10,925
 6/30/2004              11,554                       11,183
 7/31/2004              11,181                       11,026
 8/31/2004              11,181                       11,182
 9/30/2004              11,524                       11,356
10/31/2004              11,655                       11,544
11/30/2004              12,424                       12,128
12/31/2004              12,918                       12,534
 1/31/2005              12,593                       12,311
 2/28/2005              12,969                       12,719
 3/31/2005              12,933                       12,545
 4/30/2005              12,495                       12,320
 5/31/2005              13,024                       12,617
 6/30/2005              13,289                       12,755
 7/31/2005              13,952                       13,124
 8/31/2005              13,830                       13,067
 9/30/2005              14,044                       13,250
10/31/2005              13,666                       12,914
11/30/2005              14,218                       13,336
12/31/2005              14,233                       13,416
 1/31/2006              14,904                       13,937
 2/28/2006              14,853                       14,022
 3/31/2006              15,114                       14,212
 4/30/2006              15,538                       14,573
 5/31/2006              15,248                       14,205
 6/30/2006              15,379                       14,295
 7/31/2006              15,161                       14,643
 8/31/2006              15,399                       14,888
 9/30/2006              15,825                       15,185
10/31/2006              16,450                       15,682
11/30/2006              16,762                       16,040
12/31/2006              17,094                       16,400
 1/31/2007              17,590                       16,610
 2/28/2007              17,320                       16,351
 3/31/2007              17,437                       16,603
 4/30/2007              18,182                       17,217
 5/31/2007              18,928                       17,838
 6/30/2007              18,621                       17,421
 7/31/2007              17,462                       16,616
 8/31/2007              17,126                       16,802
 9/30/2007              17,568                       17,379
10/31/2007              17,666                       17,381
11/30/2007              16,677                       16,531
12/31/2007              16,611                       16,371
 1/31/2008              15,975                       15,716
 2/29/2008              15,490                       15,057
 3/31/2008              15,333                       14,944
 4/30/2008              16,306                       15,673
 5/31/2008              16,688                       15,648
 6/30/2008              14,858                       14,150
 7/31/2008              14,695                       14,099
 8/31/2008              14,975                       14,339
 9/30/2008              13,630                       13,285
10/31/2008              10,558                       10,985
11/30/2008               9,519                       10,198
12/31/2008               9,833                       10,339
 1/31/2009               8,663                        9,150
 2/28/2009               7,446                        7,928
 3/31/2009               8,176                        8,606
 4/30/2009               9,495                        9,528
 5/31/2009              10,226                       10,117
 6/30/2009              10,101                       10,042
 7/31/2009              11,061                       10,864
 8/31/2009              11,805                       11,433
 9/30/2009              12,313                       11,874
10/31/2009              11,784                       11,511
11/30/2009              12,445                       12,160
12/31/2009              12,790                       12,375
 1/31/2010              12,487                       12,027
 2/28/2010              13,031                       12,407
 3/31/2010              14,043                       13,214
 4/30/2010              14,479                       13,556
 5/31/2010              13,243                       12,442
 6/30/2010              12,242                       11,742
 7/31/2010              13,190                       12,536
 8/31/2010              12,388                       12,000
 9/30/2010              13,604                       12,931
10/31/2010              14,106                       13,319
11/30/2010              13,996                       13,248
12/31/2010              15,362                       14,294
 1/31/2011              15,842                       14,617
 2/28/2011              16,704                       15,156
 3/31/2011              16,786                       15,217
 4/30/2011              17,193                       15,622
 5/31/2011              16,958                       15,457
 6/30/2011              16,645                       15,140
 7/31/2011              15,889                       14,638
 8/31/2011              14,539                       13,724
 9/30/2011              13,075                       12,687
10/31/2011              14,879                       14,139
11/30/2011              14,754                       14,066
12/31/2011              14,862                       14,350
 1/31/2012              15,602                       14,893
 2/29/2012              16,504                       15,486
 3/31/2012              16,805                       15,945
 4/30/2012              16,454                       15,783
 5/31/2012              15,285                       14,857
 6/30/2012              16,104                       15,595
 7/31/2012              16,256                       15,756
 8/31/2012              16,900                       16,098
 9/30/2012              17,520                       16,609
10/31/2012              17,558                       16,528
11/30/2012              17,596                       16,521
12/31/2012              18,122                       16,862
 1/31/2013              19,387                       17,958
 2/28/2013              19,630                       18,216
 3/31/2013              20,575                       18,937
 4/30/2013              20,780                       19,224
 5/31/2013              21,639                       19,717
 6/30/2013              21,390                       19,543          Past performance is not predictive of
 7/31/2013              22,664                       20,599          future performance.
 8/31/2013              21,982                       19,817
 9/30/2013              22,626                       20,314          The returns shown do not reflect the
10/31/2013              23,776                       21,203          deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
                                                                     redemption of fund shares.
         Average Annual        One        Five        Ten
         Total Return          Year       Years      Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2013, all rights
                              35.41%      17.63%     9.05%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR U.S. CORPORATE & GOVERNMENT INDEX
October 31, 2003-October 31, 2013

                               [CHART]

                    LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                 Fixed Income Portfolio U.S. Corporate & Government Index
                 ---------------------- ---------------------------------
10/31/2003              $10,000                     $10,000
11/30/2003               10,000                      10,000
12/31/2003               10,056                      10,063
 1/31/2004               10,077                      10,088
 2/29/2004               10,107                      10,140
 3/31/2004               10,136                      10,175
 4/30/2004               10,055                      10,077
 5/31/2004               10,025                      10,061
 6/30/2004               10,013                      10,061
 7/31/2004               10,053                      10,105
 8/31/2004               10,114                      10,181
 9/30/2004               10,105                      10,175
10/31/2004               10,126                      10,208
11/30/2004               10,085                      10,159
12/31/2004               10,092                      10,184
 1/31/2005               10,092                      10,181
 2/28/2005               10,082                      10,160
 3/31/2005               10,082                      10,155
 4/30/2005               10,133                      10,213
 5/31/2005               10,164                      10,257
 6/30/2005               10,179                      10,280
 7/31/2005               10,168                      10,253
 8/31/2005               10,210                      10,319
 9/30/2005               10,210                      10,293
10/31/2005               10,220                      10,292
11/30/2005               10,251                      10,323
12/31/2005               10,283                      10,362
 1/31/2006               10,314                      10,384
 2/28/2006               10,346                      10,395
 3/31/2006               10,377                      10,412
 4/30/2006               10,409                      10,445
 5/31/2006               10,451                      10,460
 6/30/2006               10,481                      10,480
 7/31/2006               10,534                      10,560
 8/31/2006               10,577                      10,636
 9/30/2006               10,623                      10,694
10/31/2006               10,666                      10,740
11/30/2006               10,709                      10,797
12/31/2006               10,760                      10,803
 1/31/2007               10,804                      10,829
 2/28/2007               10,848                      10,916
 3/31/2007               10,894                      10,959
 4/30/2007               10,938                      11,000
 5/31/2007               10,982                      10,993
 6/30/2007               11,030                      11,038
 7/31/2007               11,075                      11,128
 8/31/2007               11,131                      11,221
 9/30/2007               11,169                      11,302
10/31/2007               11,214                      11,349
11/30/2007               11,248                      11,514
12/31/2007               11,303                      11,545
 1/31/2008               11,337                      11,744
 2/29/2008               11,372                      11,851
 3/31/2008               11,386                      11,852
 4/30/2008               11,409                      11,784
 5/31/2008               11,432                      11,759
 6/30/2008               11,447                      11,787
 7/31/2008               11,482                      11,821
 8/31/2008               11,505                      11,873
 9/30/2008               11,455                      11,809
10/31/2008               11,525                      11,799
11/30/2008               11,642                      11,949
12/31/2008               11,745                      12,087
 1/31/2009               11,757                      12,099
 2/28/2009               11,745                      12,082
 3/31/2009               11,796                      12,135
 4/30/2009               11,844                      12,205
 5/31/2009               11,891                      12,303
 6/30/2009               11,908                      12,326
 7/31/2009               11,932                      12,381
 8/31/2009               11,980                      12,454
 9/30/2009               11,998                      12,504
10/31/2009               12,022                      12,549
11/30/2009               12,070                      12,629
12/31/2009               12,005                      12,551
 1/31/2010               12,065                      12,652
 2/28/2010               12,077                      12,682
 3/31/2010               12,066                      12,667
 4/30/2010               12,090                      12,705
 5/31/2010               12,102                      12,735
 6/30/2010               12,153                      12,794
 7/31/2010               12,189                      12,846
 8/31/2010               12,201                      12,880
 9/30/2010               12,224                      12,912
10/31/2010               12,248                      12,948
11/30/2010               12,224                      12,923
12/31/2010               12,224                      12,904
 1/31/2011               12,237                      12,932
 2/28/2011               12,237                      12,930
 3/31/2011               12,235                      12,930
 4/30/2011               12,272                      12,992
 5/31/2011               12,308                      13,040
 6/30/2011               12,311                      13,043
 7/31/2011               12,323                      13,081
 8/31/2011               12,335                      13,105
 9/30/2011               12,326                      13,075
10/31/2011               12,338                      13,103
11/30/2011               12,326                      13,093
12/31/2011               12,325                      13,106
 1/31/2012               12,362                      13,151
 2/29/2012               12,362                      13,158
 3/31/2012               12,370                      13,165
 4/30/2012               12,382                      13,191
 5/31/2012               12,382                      13,189
 6/30/2012               12,392                      13,196
 7/31/2012               12,417                      13,243
 8/31/2012               12,417                      13,257
 9/30/2012               12,430                      13,273
10/31/2012               12,430                      13,278
11/30/2012               12,430                      13,290
12/31/2012               12,441                      13,300
 1/31/2013               12,441                      13,308
 2/28/2013               12,441                      13,322
 3/31/2013               12,446                      13,329
 4/30/2013               12,459                      13,350
 5/31/2013               12,446                      13,331
 6/30/2013               12,441                      13,310                  Past performance is not predictive of
 7/31/2013               12,454                      13,340                  future performance.
 8/31/2013               12,441                      13,331
 9/30/2013               12,463                      13,367                  The returns shown do not reflect the
10/31/2013               12,463                      13,391                  deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.

           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2013 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.26%       1.58%       2.23%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
THE BOFA MERRILL LYNCH 1-3 YEAR U.S. TREASURY & AGENCY INDEX
October 31, 2003-October 31, 2013

                                 [CHART]

                     LWAS/DFA Two-Year    The BofA Merrill Lynch 1-3 Year
                   Government Portfolio     U.S. Treasury & Agency Index
                   --------------------   -------------------------------
10/31/2003               $10,000                     $10,000
11/30/2003                 9,990                       9,998
12/31/2003                10,055                      10,056
 1/31/2004                10,065                      10,077
 2/29/2004                10,116                      10,126
 3/31/2004                10,136                      10,158
 4/30/2004                10,054                      10,061
 5/31/2004                10,034                      10,046
 6/30/2004                10,028                      10,045
 7/31/2004                10,059                      10,087
 8/31/2004                10,130                      10,159
 9/30/2004                10,110                      10,151
10/31/2004                10,141                      10,183
11/30/2004                10,100                      10,135
12/31/2004                10,107                      10,157
 1/31/2005                10,107                      10,154
 2/28/2005                10,096                      10,133
 3/31/2005                10,091                      10,132
 4/30/2005                10,133                      10,188
 5/31/2005                10,174                      10,230
 6/30/2005                10,195                      10,252
 7/31/2005                10,185                      10,222
 8/31/2005                10,227                      10,287
 9/30/2005                10,226                      10,261
10/31/2005                10,237                      10,259
11/30/2005                10,269                      10,291
12/31/2005                10,300                      10,330
 1/31/2006                10,332                      10,351
 2/28/2006                10,354                      10,363
 3/31/2006                10,381                      10,378
 4/30/2006                10,424                      10,410
 5/31/2006                10,456                      10,426
 6/30/2006                10,488                      10,445
 7/31/2006                10,542                      10,523
 8/31/2006                10,585                      10,597
 9/30/2006                10,635                      10,653
10/31/2006                10,679                      10,699
11/30/2006                10,722                      10,754
12/31/2006                10,768                      10,758
 1/31/2007                10,812                      10,783
 2/28/2007                10,845                      10,868
 3/31/2007                10,896                      10,909
 4/30/2007                10,941                      10,949
 5/31/2007                10,985                      10,943
 6/30/2007                11,034                      10,988
 7/31/2007                11,079                      11,083
 8/31/2007                11,124                      11,185
 9/30/2007                11,163                      11,268
10/31/2007                11,208                      11,313
11/30/2007                11,242                      11,489
12/31/2007                11,282                      11,526
 1/31/2008                11,317                      11,723
 2/29/2008                11,351                      11,830
 3/31/2008                11,362                      11,861
 4/30/2008                11,385                      11,779
 5/31/2008                11,362                      11,740
 6/30/2008                11,386                      11,775
 7/31/2008                11,420                      11,819
 8/31/2008                11,455                      11,866
 9/30/2008                11,447                      11,937
10/31/2008                11,482                      12,025
11/30/2008                11,693                      12,181
12/31/2008                11,885                      12,304
 1/31/2009                11,838                      12,259
 2/28/2009                11,838                      12,260
 3/31/2009                11,901                      12,323
 4/30/2009                11,937                      12,325
 5/31/2009                11,984                      12,356
 6/30/2009                11,981                      12,345
 7/31/2009                11,993                      12,365
 8/31/2009                12,028                      12,415
 9/30/2009                12,056                      12,447
10/31/2009                12,080                      12,473
11/30/2009                12,128                      12,546
12/31/2009                12,066                      12,455
 1/31/2010                12,114                      12,544
 2/28/2010                12,139                      12,570
 3/31/2010                12,128                      12,542
 4/30/2010                12,152                      12,575
 5/31/2010                12,177                      12,628
 6/30/2010                12,225                      12,685
 7/31/2010                12,250                      12,718
 8/31/2010                12,262                      12,741
 9/30/2010                12,282                      12,762
10/31/2010                12,318                      12,792
11/30/2010                12,282                      12,768
12/31/2010                12,294                      12,746
 1/31/2011                12,307                      12,768
 2/28/2011                12,294                      12,758
 3/31/2011                12,288                      12,754
 4/30/2011                12,338                      12,809
 5/31/2011                12,375                      12,854
 6/30/2011                12,374                      12,859
 7/31/2011                12,386                      12,892
 8/31/2011                12,398                      12,936
 9/30/2011                12,400                      12,919
10/31/2011                12,400                      12,930
11/30/2011                12,412                      12,937
12/31/2011                12,413                      12,944
 1/31/2012                12,438                      12,961
 2/29/2012                12,438                      12,948
 3/31/2012                12,440                      12,942
 4/30/2012                12,452                      12,968
 5/31/2012                12,452                      12,973
 6/30/2012                12,445                      12,967
 7/31/2012                12,457                      12,996
 8/31/2012                12,470                      12,998
 9/30/2012                12,462                      13,000
10/31/2012                12,462                      12,994
11/30/2012                12,462                      13,005
12/31/2012                12,467                      13,010
 1/31/2013                12,467                      13,012
 2/28/2013                12,467                      13,021
 3/31/2013                12,468                      13,025
 4/30/2013                12,481                      13,038
 5/31/2013                12,468                      13,020
 6/30/2013                12,468                      13,010                 Past performance is not predictive of
 7/31/2013                12,481                      13,031                 future performance.
 8/31/2013                12,468                      13,019
 9/30/2013                12,482                      13,048                 The returns shown do not reflect the
10/31/2013                12,495                      13,063                 deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
                                                                             redemption of fund shares.

           Average Annual        One         Five         Ten                The Merrill Lynch Indices are used with
           Total Return          Year        Years       Years               permission; copyright 2013 Merrill
           ----------------------------------------------------------        Lynch, Pierce, Fenner & Smith
                                 0.26%       1.71%       2.25%               Incorporated; all rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

Domestic Equity Portfolio Performance Overview

LWAS/DFA U.S. High Book to Market Portfolio

   The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.41% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Master Fund's higher weight contributed to the Portfolio's outperformance relative to the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 Fixed Income Market Review                  12 Months Ended October 31, 2013

   U.S. and developed international fixed income markets generally experienced rising interest rates for the year ended October 31, 2013. Throughout the year the U.S. Federal Reserve and other major central banks maintained historically low target short-term rates. This combination led to steepening yield curves in much of the developed world. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month Treasury bill yield finished the fiscal year at 0.03%, while the yield on 10-year U.S. Treasury notes increased to 2.56%.

                                       October 31, 2013 October 31, 2012 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......      0.03%            0.09%       -0.06%
 Ten-Year U.S. Treasury Notes (yield).      2.56%            1.69%        0.87%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2013, total returns were 0.10 % for three-month U.S. Treasury bills, -0.74% for five-year U.S. Treasury notes, and -11.69% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable credit approach continued to take market-like credit risk, reflecting a wide credit spread environment.

Fixed Income Portfolios' Performance Overview

LWAS/DFA Two-Year Fixed Income Portfolio

   The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize total returns consistent with preservation of capital by investing in high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio decreased to 1.06 years on October 31, 2013, from
1.16 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.26% for the LWAS/DFA Two-Year Fixed Income Portfolio and 0.86% for The BofA Merrill Lynch 1-3 Year U.S. Corporate & Government Index. Structural differences between the Portfolio and Index were the primary reason for the Portfolio's relative underperformance as compared to the Index. The Portfolio focuses investment in the more highly rated portion of the investment grade universe while the Index is composed of bonds that include the full range of investment grade credit securities. The Portfolio's higher-quality bonds underperformed the lower-quality bonds during this period of credit spread tightening, contributing to a majority of the underperformance as compared to the Index.

LWAS/DFA Two-Year Government Portfolio

   The LWAS/DFA Two-Year Government Portfolio seeks to maximize total returns consistent with preservation of capital by investing in U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies the maturity range for the highest risk-adjusted expected returns based on potential buy and sell strategies for each eligible country. Maturity targets are shifted based on the Advisor's expectations for term premiums. The average maturity of the Portfolio increased to 1.53 years on October 31, 2013, from 1.26 years on October 31, 2012.

   For the 12 months ended October 31, 2013, total returns were 0.26% for the LWAS/DFA Two-Year Government Portfolio and 0.53% for The BofA Merrill Lynch 1-3 Year U.S. Treasury & Agency Index. While the Portfolio limits its investments to securities maturing in two years or less, the Index had more than 44% of its weight in securities in the two- to three-year maturity range, which was the highest-performing segment of the short-term portion of the curve and detracted from relative performance.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     Six Months Ended October 31, 2013
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               05/01/13  10/31/13    Ratio*   Period*
                                               --------- --------- ---------- --------
LWAS/DFA U.S. High Book to Market Portfolio**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,144.20    0.35%    $1.89
Hypothetical 5% Annual Return................. $1,000.00 $1,023.44    0.35%    $1.79

LWAS/DFA Two-Year Fixed Income Portfolio
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,000.30    0.29%    $1.46
Hypothetical 5% Annual Return................. $1,000.00 $1,023.74    0.29%    $1.48

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/13  10/31/13    Ratio*   Period*
                                        --------- --------- ---------- --------

LWAS/DFA Two-Year Government Portfolio
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,001.10    0.28%    $1.41
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.79    0.28%    $1.43

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company is represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by category.

FEEDER FUND

                                                Affiliated Investment Company
                                                -----------------------------
   LWAS/DFA U.S. High Book to Market Portfolio.             100.0%

FIXED INCOME PORTFOLIOS

     LWAS/DFA Two-Year Fixed Income Portfolio
Corporate....................................  10.0%
Government...................................  30.4%
Foreign Corporate............................  25.0%
Foreign Government...........................  27.9%
Supranational................................   6.7%
                                              -----
                                              100.0%

      LWAS/DFA Two-Year Government Portfolio
Government................................... 100.0%
                                              -----
                                              100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                          Value+
                                                        -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $67,317,586
                                                        -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $34,853,819)................................ $67,317,586
                                                        ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
AGENCY OBLIGATIONS -- (27.9%)
Federal Farm Credit Bank
     0.500%, 06/23/15............................. $  500 $   501,675
Federal Home Loan Bank
     2.375%, 03/14/14.............................  4,800   4,840,325
     2.500%, 06/13/14.............................  2,300   2,333,532
     0.250%, 02/20/15.............................  4,600   4,601,357
     0.375%, 08/28/15.............................  2,000   2,002,926
Federal Home Loan Mortgage Corporation
     1.750%, 09/10/15.............................  2,500   2,564,347
Federal National Mortgage Association
     4.125%, 04/15/14.............................  1,700   1,730,969
     1.125%, 06/27/14.............................  1,200   1,207,832
     4.375%, 10/15/15.............................  3,000   3,234,444
     1.625%, 10/26/15.............................  3,500   3,587,052
                                                          -----------
TOTAL AGENCY OBLIGATIONS..........................         26,604,459
                                                          -----------

BONDS -- (66.3%)
Agence Francaise de Developpement
     1.250%, 06/09/14.............................  2,000   2,010,760
Asian Development Bank
     0.500%, 08/17/15.............................  1,000   1,002,630
Australia & New Zealand Banking Group, Ltd.
     3.700%, 01/13/15.............................  1,500   1,556,550
Bank Nederlandse Gemeenten
     3.125%, 01/12/15.............................    500     516,228
     1.375%, 03/23/15.............................  1,000   1,014,100
     2.750%, 07/01/15.............................    500     518,740
Bank of New York Mellon Corp. (The)
     3.100%, 01/15/15.............................    700     721,839
     2.950%, 06/18/15.............................  1,000   1,039,180
Berkshire Hathaway, Inc. Floating Rate Note
(r)  0.964%, 08/15/14.............................  1,500   1,508,755
British Columbia, Province of Canada
     2.850%, 06/15/15.............................  2,000   2,080,520
Caisse d'Amortissement de la Dette Sociale
     3.500%, 07/01/14.............................  1,000   1,021,104
     1.250%, 07/11/14.............................  1,200   1,207,812
Commonwealth Bank of Australia
     3.750%, 10/15/14.............................  1,500   1,544,250
     3.500%, 03/19/15.............................    300     311,882
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA
     1.875%, 12/15/14.............................  2,000   2,029,812

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
 BA Floating Rate Note
(r)  0.624%, 01/17/14............................. $  500 $  500,492
Council Of Europe Development Bank
     4.500%, 06/30/14.............................  1,000  1,027,620
     2.750%, 02/10/15.............................    900    927,810
Development Bank of Japan, Inc.
     2.875%, 04/20/15.............................    500    517,877
EUROFIMA
     4.500%, 03/06/15.............................  1,000  1,054,830
European Investment Bank
     4.750%, 10/15/14.............................    900    938,461
     2.875%, 01/15/15.............................  1,300  1,340,534
General Electric Capital Corp.
     4.875%, 03/04/15.............................  2,000  2,113,478
JPMorgan Chase & Co.
     2.050%, 01/24/14.............................  1,000  1,004,057
JPMorgan Chase & Co. Floating Rate Note
(r)  1.004%, 05/02/14.............................    700    702,475
KFW
     1.500%, 04/04/14.............................  1,800  1,810,476
Kommunalbanken A.S.
     1.000%, 06/16/14.............................  1,560  1,566,894
     1.000%, 02/09/15.............................    500    504,320
     2.750%, 05/05/15.............................    400    414,152
Kommunekredit
     0.750%, 09/02/14.............................  1,000  1,003,940
Landwirtschaftliche Rentenbank
     4.000%, 02/02/15.............................    500    522,780
Manitoba, Province of Canada
     1.375%, 04/28/14.............................  1,000  1,005,145
     2.625%, 07/15/15.............................  1,200  1,244,376
National Australia Bank, Ltd.
     2.000%, 03/09/15.............................  2,000  2,039,678
     1.600%, 08/07/15.............................    500    509,537
Nederlandse Waterschapsbank NV
     1.375%, 05/16/14.............................  1,800  1,809,945
     1.250%, 10/20/14.............................    800    807,400
Nordea Bank AB
     3.700%, 11/13/14.............................  2,000  2,066,200
Oesterreichische Kontrollbank AG
     1.375%, 01/21/14.............................    500    501,245
Ontario, Province of Canada
     4.500%, 02/03/15.............................    800    841,264
     2.950%, 02/05/15.............................  1,300  1,342,133
Quebec, Province of Canada
     4.600%, 05/26/15.............................  2,000  2,129,640
Royal Bank of Canada
     1.150%, 03/13/15.............................    250    252,304
     0.550%, 05/01/15.............................  2,000  2,000,084

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount   Value+
                                                   ------   ------
                                                   (000)
Sanofi
     1.625%, 03/28/14............................. $2,000 $2,009,992
Societe Financement de l'Economie Francaise
     2.875%, 09/22/14.............................    500    511,373
State of North Rhine-Westphalia
     1.625%, 09/17/14.............................    500    505,402
Svensk Exportkredit AB
     3.250%, 09/16/14.............................    700    718,116
Svenska Handelsbanken AB Floating Rate Note
(r)  0.423%, 10/06/14.............................    300    300,427
Toronto-Dominion Bank (The) Floating Rate Note
(r)  0.445%, 05/01/15.............................  2,250  2,251,674
Total Capital Canada, Ltd.
     1.625%, 01/28/14.............................  2,000  2,006,230
Toyota Motor Credit Corp.
     1.250%, 11/17/14.............................    645    651,269
     1.000%, 02/17/15.............................  1,200  1,209,713
Toyota Motor Credit Corp. Floating Rate Note
(r)  0.430%, 12/05/14.............................    400    400,543

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
Westpac Banking Corp.
    3.000%, 08/04/15............................. $    2,000 $ 2,084,466
                                                             -----------
TOTAL BONDS......................................             63,232,514
                                                             -----------

U.S. TREASURY OBLIGATIONS -- (2.1%)
U.S. Treasury Notes
    0.250%, 07/15/15.............................      1,000     999,805
    0.250%, 08/15/15.............................      1,000     999,609
                                                             -----------
TOTAL U.S. TREASURY OBLIGATIONS..................              1,999,414
                                                             -----------

CERTIFICATES OF DEPOSIT -- (2.1%)
Bank of Nova Scotia
    0.615%, 08/01/14.............................      2,000   2,004,722

                                                    Shares
                                                    ------       -
TEMPORARY CASH INVESTMENTS -- (1.6%)
    State Street Institutional Liquid Reserves,
     0.073%......................................  1,494,288   1,494,288
                                                             -----------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $95,212,343).............................             $95,335,397
                                                             ===========

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                            ------------------------------------------
                             Level 1     Level 2   Level 3    Total
                            ---------- ----------- ------- -----------
Agency Obligations.........         -- $26,604,459   --    $26,604,459
Bonds......................         --  63,232,514   --     63,232,514
U.S. Treasury Obligations..         --   1,999,414   --      1,999,414
Certificates of Deposit....         --   2,004,722   --      2,004,722
Temporary Cash Investments. $1,494,288          --   --      1,494,288
                            ---------- -----------   --    -----------
TOTAL...................... $1,494,288 $93,841,109   --    $95,335,397
                            ========== ===========   ==    ===========


                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                Face
                                                               Amount     Value+
                                                               ------     ------
                                                               (000)
AGENCY OBLIGATIONS -- (64.1%)
Federal Farm Credit Bank
  0.500%, 06/23/15........................................... $    320 $    321,072
Federal Home Loan Bank
  0.250%, 01/16/15...........................................   10,000   10,008,900
  4.500%, 02/18/15...........................................   30,045   31,707,269
  2.750%, 03/13/15...........................................   26,455   27,360,449
  1.750%, 09/11/15...........................................   22,705   23,297,396
                                                                       ------------
TOTAL AGENCY OBLIGATIONS.....................................            92,695,086
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (35.4%)
U.S. Treasury Notes
  1.875%, 06/30/15...........................................   39,485   40,538,460
  0.250%, 07/15/15...........................................      330      329,936
  1.750%, 07/31/15...........................................    2,000    2,051,406
  4.250%, 08/15/15...........................................      200      214,180
  0.250%, 09/15/15...........................................    7,400    7,393,932
  0.250%, 10/15/15...........................................      700      699,261
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS                                          51,227,175
                                                                       ------------

                                                               Shares
                                                              --------
TEMPORARY CASH INVESTMENTS -- (0.5%)
State Street Institutional U.S. Government Money Market Fund.  670,682      670,682
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $144,428,581).........................................          $144,592,943
                                                                       ============

Summary of the Portfolio's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                             Investments in Securities (Market Value)
                            ------------------------------------------
                            Level 1    Level 2    Level 3    Total
                            -------- ------------ ------- ------------
Agency Obligations.........       -- $ 92,695,086   --    $ 92,695,086
U.S. Treasury Obligations..       --   51,227,175   --      51,227,175
Temporary Cash Investments. $670,682           --   --         670,682
                            -------- ------------   --    ------------
TOTAL...................... $670,682 $143,922,261   --    $144,592,943
                            ======== ============   ==    ============


                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment
 Company) at Value....................................................................................... $     67,318
Prepaid Expenses and Other Assets........................................................................            4
                                                                                                          ------------
     Total Assets........................................................................................       67,322
                                                                                                          ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...................................................................................           30
  Due to Advisor.........................................................................................            1
Accrued Expenses and Other Liabilities...................................................................           25
                                                                                                          ------------
     Total Liabilities...................................................................................           56
                                                                                                          ------------
NET ASSETS............................................................................................... $     67,266
                                                                                                          ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................................................................    3,656,008
                                                                                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................................. $      18.40
                                                                                                          ============
Investment in Affiliated Investment Company at Cost...................................................... $     34,854
                                                                                                          ============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................................................................... $     32,370
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...................           38
Accumulated Net Realized Gain (Loss).....................................................................        2,394
Net Unrealized Appreciation (Depreciation)...............................................................       32,464
                                                                                                          ------------
NET ASSETS............................................................................................... $     67,266
                                                                                                          ============
(1) NUMBER OF SHARES AUTHORIZED..........................................................................  300,000,000
                                                                                                          ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value................................................................... $     93,841 $    143,922
Temporary Cash Investments at Value & Cost.............................................        1,494          671
Receivables:
  Interest.............................................................................          493          697
  Fund Shares Sold.....................................................................           64           37
Prepaid Expenses and Other Assets......................................................            4            5
                                                                                        ------------ ------------
     Total Assets......................................................................       95,896      145,332
                                                                                        ------------ ------------
LIABILITIES:
Payables:
  Investment Securities Purchased......................................................        1,050           --
  Fund Shares Redeemed.................................................................           86           78
  Due to Advisor.......................................................................           12           18
Accrued Expenses and Other Liabilities.................................................           22           31
                                                                                        ------------ ------------
     Total Liabilities.................................................................        1,170          127
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     94,726 $    145,205
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,453,079   14,657,382
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.02 $       9.91
                                                                                        ============ ============
Investments at Cost.................................................................... $     93,718 $    143,758
                                                                                        ============ ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     94,472 $    144,742
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           24           (5)
Accumulated Net Realized Gain (Loss)...................................................          107          304
Net Unrealized Appreciation (Depreciation).............................................          123          164
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     94,726 $    145,205
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                           LWAS/DFA
                                                                          U.S. High    LWAS/DFA    LWAS/DFA
                                                                           Book to     Two-Year    Two-Year
                                                                            Market   Fixed Income Government
                                                                          Portfolio*  Portfolio   Portfolio
                                                                          ---------- ------------ ----------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Company:
  Dividends..............................................................  $ 1,353      $  --        $ --
  Income from Securities Lending.........................................       11         --          --
  Expenses Allocated from Affiliated Investment Company..................      (74)        --          --
                                                                           -------      -----        ----
     Total Net Investment Income Received from Affiliated Investment
      Company............................................................    1,290         --          --
                                                                           -------      -----        ----
Fund Investment Income
  Interest...............................................................       --        510         473
                                                                           -------      -----        ----
     Total Investment Income.............................................       --        510         473
                                                                           -------      -----        ----
Fund Expenses
  Investment Advisory Services Fees......................................       --        136         215
  Administrative Services Fees...........................................        6         --          --
  Accounting & Transfer Agent Fees.......................................       17         18          22
  Shareholder Servicing Fees.............................................       97         73         115
  Custodian Fees.........................................................       --          3           1
  Filing Fees............................................................       17         18          19
  Shareholders' Reports..................................................        5          7          11
  Directors'/Trustees' Fees & Expenses...................................        1          1           2
  Professional Fees......................................................        3          9          14
  Other..................................................................        2          1           2
                                                                           -------      -----        ----
     Total Expenses......................................................      148        266         401
                                                                           -------      -----        ----
  Net Investment Income (Loss)...........................................    1,142        244          72
                                                                           -------      -----        ----
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................    6,899        116         319
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities................................................   11,517       (101)        (95)
                                                                           -------      -----        ----
  Net Realized and Unrealized Gain (Loss)................................   18,416         15         224
                                                                           -------      -----        ----
Net Increase (Decrease) in Net Assets Resulting from Operations..........  $19,558      $ 259        $296
                                                                           =======      =====        ====

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                     LWAS/DFA U.S. High Book  LWAS/DFA Two-Year      LWAS/DFA Two-Year
                                                     to Market Portfolio     Fixed Income Portfolio Government Portfolio
                                                     ----------------------  ---------------------  ------------------
                                                       Year        Year        Year        Year       Year       Year
                                                      Ended       Ended       Ended       Ended      Ended      Ended
                                                     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,   Oct. 31,
                                                       2013        2012        2013        2012       2013       2012
                                                     --------    --------    --------    --------   --------   --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)...................... $  1,142    $  1,193    $    244    $    361   $     72   $    295
  Net Realized Gain (Loss) on:
    Investment Securities Sold......................    6,899       3,324         116         400        319        974
  Change in Unrealized Appreciation (Depreciation)
   of:
    Investment Securities...........................   11,517       5,684        (101)       (100)       (95)      (426)
                                                      --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.....................   19,558      10,201         259         661        296        843
                                                      --------    --------    --------   --------   --------   --------
Distributions From:
  Net Investment Income.............................   (1,172)     (1,185)       (271)       (393)      (116)      (413)
  Net Short-Term Gains..............................       --          --        (360)       (461)      (955)      (774)
  Net Long-Term Gains...............................       --          --         (44)        (90)       (29)        --
                                                      --------    --------    --------   --------   --------   --------
     Total Distributions............................   (1,172)     (1,185)       (675)       (944)    (1,100)    (1,187)
                                                      --------    --------    --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.....................................    5,461       2,926      18,639      10,153     28,064     17,044
  Shares Issued in Lieu of Cash Distributions.......    1,049       1,031         560         753        805        845
  Shares Redeemed...................................  (18,546)    (14,816)    (13,383)    (14,194)   (28,133)   (50,714)
                                                      --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) from Capital Share
      Transactions..................................  (12,036)    (10,859)      5,816      (3,288)       736    (32,825)
                                                      --------    --------    --------   --------   --------   --------
     Total Increase (Decrease) in Net Assets........    6,350      (1,843)      5,400      (3,571)       (68)   (33,169)
Net Assets
  Beginning of Year.................................   60,916      62,759      89,326      92,897    145,273    178,442
                                                      --------    --------    --------   --------   --------   --------
  End of Year....................................... $ 67,266    $ 60,916    $ 94,726    $ 89,326   $145,205   $145,273
                                                      ========    ========    ========   ========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.....................................      340         232       1,860       1,010      2,835      1,712
  Shares Issued in Lieu of Cash Distributions.......       67          83          56          75         81         85
  Shares Redeemed...................................   (1,152)     (1,163)     (1,335)     (1,412)    (2,841)    (5,094)
                                                      --------    --------    --------   --------   --------   --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed..................................     (745)       (848)        581        (327)        75     (3,297)
                                                      ========    ========    ========   ========   ========   ========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)............................................ $     38    $    182    $     24    $     51   $     (5)  $     39

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              LWAS/DFA U.S. High Book to Market Portfolio
                                                              -------------------------------------------
                                                                Year     Year     Year     Year     Year
                                                               Ended    Ended    Ended    Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2013     2012     2011     2010     2009
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 13.84  $ 11.96  $ 11.52  $  9.80  $  9.04
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.28     0.25     0.20     0.19     0.18
  Net Gains (Losses) on Securities (Realized and Unrealized).    4.57     1.87     0.44     1.72     0.79
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    4.85     2.12     0.64     1.91     0.97
----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.29)   (0.24)   (0.20)   (0.19)   (0.21)
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.29)   (0.24)   (0.20)   (0.19)   (0.21)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 18.40  $ 13.84  $ 11.96  $ 11.52  $  9.80
============================================================= ======== ======== ======== ======== ========
Total Return.................................................   35.41%   18.01%    5.48%   19.71%   11.61%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $67,266  $60,916  $62,759  $67,314  $65,927
Ratio of Expenses to Average Net Assets (B)..................    0.34%    0.34%    0.34%    0.35%    0.38%
Ratio of Net Investment Income to Average Net Assets.........    1.77%    1.93%    1.56%    1.78%    2.20%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                LWAS/DFA Two-Year Fixed Income Portfolio
                                                              -------------------------------------------
                                                                Year     Year     Year     Year     Year
                                                               Ended    Ended    Ended    Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                2013     2012     2011     2010     2009
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $ 10.07  $ 10.10  $ 10.13  $ 10.03  $  9.84
                                                              -------  -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.03     0.04     0.05     0.08     0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).      --     0.03     0.03     0.11     0.23
                                                              -------  -------  -------  -------  -------
   Total from Investment Operations..........................    0.03     0.07     0.08     0.19     0.42
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.03)   (0.04)   (0.06)   (0.09)   (0.23)
  Net Realized Gains.........................................   (0.05)   (0.06)   (0.05)      --       --
                                                              -------  -------  -------  -------  -------
   Total Distributions.......................................   (0.08)   (0.10)   (0.11)   (0.09)   (0.23)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $ 10.02  $ 10.07  $ 10.10  $ 10.13  $ 10.03
============================================================= ======== ======== ======== ======== ========
   Total Return..............................................    0.26%    0.75%    0.73%    1.89%    4.31%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $94,726  $89,326  $92,897  $89,264  $77,398
Ratio of Expenses to Average Net Assets......................    0.29%    0.30%    0.30%    0.31%    0.34%
Ratio of Net Investment Income to Average Net Assets.........    0.27%    0.40%    0.54%    0.82%    1.92%
Portfolio Turnover Rate......................................      57%     102%      98%     113%      77%
-----------------------------------------------------------------------------------------------------------

                                                                   LWAS/DFA Two-Year Government Portfolio
                                                              ------------------------------------------------
                                                                Year      Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2013      2012      2011      2010      2009
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $   9.96  $   9.98  $  10.07  $  10.10  $   9.80
                                                              --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.01      0.02      0.04      0.07      0.18
  Net Gains (Losses) on Securities (Realized and Unrealized).     0.02      0.04      0.02      0.13      0.33
                                                              --------  --------  --------  --------  --------
   Total from Investment Operations..........................     0.03      0.06      0.06      0.20      0.51
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.01)    (0.03)    (0.04)    (0.08)    (0.21)
  Net Realized Gains.........................................    (0.07)    (0.05)    (0.11)    (0.15)       --
                                                              --------  --------  --------  --------  --------
   Total Distributions.......................................    (0.08)    (0.08)    (0.15)    (0.23)    (0.21)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $   9.91  $   9.96  $   9.98  $  10.07  $  10.10
============================================================= ========  ========  ========  ========  ========
   Total Return..............................................     0.26%     0.50%     0.66%     1.98%     5.21%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $145,205  $145,273  $178,442  $173,724  $136,508
Ratio of Expenses to Average Net Assets......................     0.28%     0.28%     0.29%     0.29%     0.31%
Ratio of Net Investment Income to Average Net Assets.........     0.05%     0.19%     0.41%     0.72%     1.76%
Portfolio Turnover Rate......................................      160%      111%      127%      166%      112%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Feeder Fund owned 1% of the Series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund but is compensated for the investment advisory services it provides to the Feeder Fund's Master Fund. For the year ended October 31, 2013, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
   -                                            -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%           --
   LWAS/DFA Two-Year Fixed Income Portfolio....        --          0.15%
   LWAS/DFA Two-Year Government Portfolio......        --          0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay monthly Shareholder Servicing Fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
          -                                            --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $3
                LWAS/DFA Two-Year Fixed Income Portfolio....  3
                LWAS/DFA Two-Year Government Portfolio......  6

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 18,479  $ 25,777  $41,864  $22,290
 LWAS/DFA Two-Year Government Portfolio...  229,966   227,206       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to tax equalization. This reclassification had no effect on net assets or net value per share (amounts in the thousands):

                                                                Increase       Increase
                                                               (Decrease)     (Decrease)
                                                Increase     Undistributed   Accumulated
                                               (Decrease)    Net Investment  Net Realized
                                             Paid-In Capital     Income     Gains (Losses)
                                             --------------- -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio.      $443           $(114)         $(329)
LWAS/DFA Two-Year Fixed Income Portfolio....        --              --             --
LWAS/DFA Two-Year Government Portfolio......        --              --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2012........................................     $1,185                   $1,185
2013........................................      1,172           --       1,172
LWAS/DFA Two-Year Fixed Income Portfolio
2012........................................        854          $90         944
2013........................................        631           44         675
LWAS/DFA Two-Year Government Portfolio
2012........................................      1,187                    1,187
2013........................................      1,071           29       1,100

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             Net Investment
                                               Income and
                                               Short-Term     Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- -----
LWAS/DFA U.S. High Book to Market Portfolio.      $114          $329      $443

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                             Undistributed                                 Total Net
                                             Net Investment                              Distributable
                                               Income and   Undistributed   Unrealized     Earnings
                                               Short-Term     Long-Term    Appreciation  (Accumulated
                                             Capital Gains  Capital Gains (Depreciation)    Losses)
                                             -------------- ------------- -------------- -------------
LWAS/DFA U.S. High Book to Market Portfolio.      $ 42         $2,396        $32,462        $34,900
LWAS/DFA Two-Year Fixed Income Portfolio....        88             46            123            257
LWAS/DFA Two-Year Government Portfolio......       126            179            164            469

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2012, the Portfolio utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

              LWAS/DFA U.S. High Book to Market Portfolio. $4,175

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                     Net
                                                                                  Unrealized
                                             Federal   Unrealized   Unrealized   Appreciation
                                             Tax Cost Appreciation Depreciation (Depreciation)
                                             -------- ------------ ------------ --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 34,855   $32,462         --         $32,462
LWAS/DFA Two-Year Fixed Income Portfolio....   95,212       124        $(1)            123
LWAS/DFA Two-Year Government Portfolio......  144,429       165         (1)            164

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2013.

H. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

J. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             97%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             97%
    LWAS/DFA Two-Year Government Portfolio......      2             92%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the

LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

K. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                              [CHART]

                  LWAS/DFA International       MSCI World ex USA Index
               High Book to Market Portfolio       (net dividends)
               -----------------------------   ------------------------
10/31/2003                $10,000                       $10,000
11/30/2003                 10,212                        10,227
12/31/2003                 10,975                        11,011
 1/31/2004                 11,258                        11,164
 2/29/2004                 11,590                        11,421
 3/31/2004                 11,773                        11,478
 4/30/2004                 11,416                        11,178
 5/31/2004                 11,524                        11,230
 6/30/2004                 11,998                        11,489
 7/31/2004                 11,552                        11,139
 8/31/2004                 11,704                        11,185
 9/30/2004                 12,073                        11,511
10/31/2004                 12,538                        11,925
11/30/2004                 13,468                        12,718
12/31/2004                 14,136                        13,255
 1/31/2005                 13,988                        12,994
 2/28/2005                 14,537                        13,572
 3/31/2005                 14,176                        13,264
 4/30/2005                 13,740                        12,926
 5/31/2005                 13,758                        12,950
 6/30/2005                 13,976                        13,161
 7/31/2005                 14,594                        13,586
 8/31/2005                 15,080                        13,961
 9/30/2005                 15,496                        14,599
10/31/2005                 15,256                        14,127
11/30/2005                 15,531                        14,501
12/31/2005                 16,289                        15,173
 1/31/2006                 17,394                        16,133
 2/28/2006                 17,563                        16,079
 3/31/2006                 18,302                        16,589
 4/30/2006                 19,220                        17,382
 5/31/2006                 18,443                        16,722
 6/30/2006                 18,320                        16,700
 7/31/2006                 18,596                        16,857
 8/31/2006                 19,232                        17,336
 9/30/2006                 19,493                        17,322
10/31/2006                 20,358                        18,006
11/30/2006                 21,030                        18,543
12/31/2006                 21,846                        19,074
 1/31/2007                 22,252                        19,191
 2/28/2007                 22,232                        19,344
 3/31/2007                 22,948                        19,840
 4/30/2007                 24,098                        20,742
 5/31/2007                 24,920                        21,203
 6/30/2007                 24,728                        21,224
 7/31/2007                 24,033                        20,931
 8/31/2007                 23,762                        20,628
 9/30/2007                 24,999                        21,800
10/31/2007                 26,203                        22,748
11/30/2007                 24,614                        21,858
12/31/2007                 24,084                        21,447
 1/31/2008                 22,124                        19,513
 2/29/2008                 21,841                        19,867
 3/31/2008                 22,094                        19,583
 4/30/2008                 23,075                        20,672
 5/31/2008                 23,085                        20,986
 6/30/2008                 20,797                        19,354
 7/31/2008                 20,205                        18,665
 8/31/2008                 19,357                        17,943
 9/30/2008                 17,094                        15,353
10/31/2008                 12,804                        12,159
11/30/2008                 12,018                        11,500
12/31/2008                 12,899                        12,106
 1/31/2009                 11,114                        10,976
 2/28/2009                  9,749                         9,865
 3/31/2009                 10,811                        10,515
 4/30/2009                 12,809                        11,871
 5/31/2009                 14,701                        13,373
 6/30/2009                 14,477                        13,234
 7/31/2009                 16,187                        14,477
 8/31/2009                 17,113                        15,170
 9/30/2009                 17,991                        15,796
10/31/2009                 17,275                        15,543
11/30/2009                 17,776                        15,927
12/31/2009                 17,978                        16,181
 1/31/2010                 16,947                        15,423
 2/28/2010                 17,001                        15,407
 3/31/2010                 18,334                        16,399
 4/30/2010                 18,027                        16,155
 5/31/2010                 15,909                        14,372
 6/30/2010                 15,615                        14,164
 7/31/2010                 17,581                        15,473
 8/31/2010                 16,718                        15,011
 9/30/2010                 18,504                        16,451
10/31/2010                 19,150                        17,037
11/30/2010                 18,172                        16,315
12/31/2010                 19,867                        17,629
 1/31/2011                 20,715                        18,009
 2/28/2011                 21,405                        18,676
 3/31/2011                 20,813                        18,302
 4/30/2011                 21,919                        19,299
 5/31/2011                 21,109                        18,727
 6/30/2011                 20,818                        18,460
 7/31/2011                 20,155                        18,156
 8/31/2011                 17,985                        16,621
 9/30/2011                 16,022                        14,952
10/31/2011                 17,559                        16,406
11/30/2011                 16,973                        15,648
12/31/2011                 16,509                        15,477
 1/31/2012                 17,622                        16,312
 2/29/2012                 18,543                        17,209
 3/31/2012                 18,383                        17,082
 4/30/2012                 17,718                        16,792
 5/31/2012                 15,530                        14,878
 6/30/2012                 16,626                        15,852
 7/31/2012                 16,560                        16,050
 8/31/2012                 17,239                        16,508
 9/30/2012                 17,847                        17,009
10/31/2012                 18,067                        17,128
11/30/2012                 18,353                        17,488
12/31/2012                 19,257                        18,017
 1/31/2013                 20,161                        18,903
 2/28/2013                 19,543                        18,715
 3/31/2013                 19,597                        18,863
 4/30/2013                 20,573                        19,722
 5/31/2013                 20,311                        19,281
 6/30/2013                 19,602                        18,558
 7/31/2013                 20,934                        19,546
 8/31/2013                 20,789                        19,294            Past performance is not predictive of
 9/30/2013                 22,331                        20,657            future performance.
10/31/2013                 23,109                        21,350
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          Average Annual         One         Five         Ten              redemption of fund shares.
          Total Return           Year        Years       Years
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                27.91%       12.54%      8.74%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
             -                                  ------------------

             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------

                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio's Performance Overview

LWAS/DFA International High Book to Market Portfolio

   The LWAS/DFA International High Book to Market Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2013, total returns were 27.91% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's relative outperformance relative to the Index. In particular, the Master Fund's greater exposure to stocks with lower valuations in the financial sector was beneficial as these names outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                            Six Months Ended October 31, 2013
EXPENSE TABLES
                                                      Beginning  Ending              Expenses
                                                       Account  Account   Annualized   Paid
                                                        Value    Value     Expense    During
                                                      05/01/13  10/31/13    Ratio*   Period*
                                                      --------- --------- ---------- --------
LWAS/DFA International High Book to Market Portfolio
----------------------------------------------------
Actual Fund Return................................... $1,000.00 $1,123.30    0.50%    $2.68
Hypothetical 5% Annual Return........................ $1,000.00 $1,022.68    0.50%    $2.55

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings which reflect the investments by country.

                     Affiliated Investment Company. 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                   Value+
                                                                   ------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in The DFA International Value Series of The DFA
      Investment Trust Company.................................. $77,999,284
                                                                 -----------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
         $62,477,211)........................................... $77,999,284
                                                                 ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated
 Investment Company) at Value.................................................................... $     77,999
Prepaid Expenses and Other Assets................................................................           11
                                                                                                  ------------
     Total Assets................................................................................       78,010
                                                                                                  ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed...........................................................................           77
  Due to Advisor.................................................................................            1
Accrued Expenses and Other Liabilities...........................................................           31
                                                                                                  ------------
     Total Liabilities...........................................................................          109
                                                                                                  ------------
NET ASSETS....................................................................................... $     77,901
                                                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................................................    8,200,958
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......................................... $       9.50
                                                                                                  ============
Investment in Affiliated Investment Company at Cost.............................................. $     62,477
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $     58,879
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........           64
Accumulated Net Realized Gain (Loss).............................................................        3,426
Net Unrealized Foreign Exchange Gain (Loss)......................................................           10
Net Unrealized Appreciation (Depreciation).......................................................       15,522
                                                                                                  ============
NET ASSETS....................................................................................... $     77,901
                                                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................................................  200,000,000
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO*

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

   Investment Income
     Dividends (Net of Foreign Taxes Withheld of $177)............. $ 2,311
     Income from Securities Lending................................     119
     Expenses Allocated from Affiliated Investment Company.........    (160)
                                                                    -------
        Total Investment Income....................................   2,270
                                                                    -------
   Expenses
     Administrative Services Fees..................................       7
     Accounting & Transfer Agent Fees..............................      19
     Shareholder Servicing Fees....................................     136
     Filing Fees...................................................      18
     Shareholders' Reports.........................................       6
     Directors'/Trustees' Fees & Expenses..........................       1
     Professional Fees.............................................       3
     Other.........................................................       1
                                                                    -------
        Total Expenses.............................................     191
                                                                    -------
     Net Investment Income (Loss)..................................   2,079
                                                                    -------
   Realized and Unrealized Gain (Loss)
     Net Realized Gain (Loss) on:
       Investment Securities Sold..................................   3,625
       Futures.....................................................     (14)
       Foreign Currency Transactions...............................     (20)
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency..................  11,905
       Translation of Foreign Currency Denominated Amounts.........       6
                                                                    -------
     Net Realized and Unrealized Gain (Loss).......................  15,502
                                                                    -------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $17,581
                                                                    =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                          Year      Year
                                                                                         Ended     Ended
                                                                                        Oct. 31,  Oct. 31,
                                                                                          2013      2012
-                                                                                       --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)......................................................... $  2,079  $  2,343
  Net Realized Gain (Loss) on:
    Investment Securities Sold.........................................................    3,625     4,492
    Futures............................................................................      (14)       --
    Foreign Currency Transactions......................................................      (20)      (13)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................   11,905    (5,013)
    Translation of Foreign Currency Denominated Amounts................................        6        (3)
                                                                                        --------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................   17,581     1,806
                                                                                        --------  --------
Distributions From:
  Net Investment Income................................................................   (2,242)   (2,327)
  Net Long-Term Gains..................................................................   (4,494)   (2,965)
                                                                                        --------  --------
     Total Distributions...............................................................   (6,736)   (5,292)
                                                                                        --------  --------
Capital Share Transactions (1):
  Shares Issued........................................................................    7,334     7,815
  Shares Issued in Lieu of Cash Distributions..........................................    5,799     4,540
  Shares Redeemed......................................................................  (12,977)  (14,825)
                                                                                        --------  --------
     Net Increase (Decrease) from Capital Share Transactions...........................      156    (2,470)
                                                                                        --------  --------
     Total Increase (Decrease) in Net Assets...........................................   11,001    (5,956)
Net Assets
  Beginning of Year....................................................................   66,900    72,856
                                                                                        --------  --------
  End of Year.......................................................................... $ 77,901  $ 66,900
                                                                                        ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued........................................................................      869       997
  Shares Issued in Lieu of Cash Distributions..........................................      723       603
  Shares Redeemed......................................................................   (1,527)   (1,858)
                                                                                        --------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       65      (258)
                                                                                        ========  ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income). $     64  $    336

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                Year     Year     Year      Year     Year
                                                               Ended    Ended    Ended     Ended    Ended
                                                              Oct. 31, Oct. 31, Oct. 31,  Oct. 31, Oct. 31,
                                                                2013     2012     2011      2010     2009
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  8.22  $  8.68  $ 10.38   $  9.66  $ 11.40
                                                              -------  -------  -------   -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................    0.25     0.28     0.32      0.22     0.25
  Net Gains (Losses) on Securities (Realized and Unrealized).    1.87    (0.10)   (1.09)     0.79     2.14
                                                              -------  -------  -------   -------  -------
   Total from Investment Operations..........................    2.12     0.18    (0.77)     1.01     2.39
-----------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................   (0.27)   (0.28)   (0.31)    (0.23)   (0.27)
  Net Realized Gains.........................................   (0.57)   (0.36)   (0.62)    (0.06)   (3.86)
                                                              -------  -------  -------   -------  -------
   Total Distributions.......................................   (0.84)   (0.64)   (0.93)    (0.29)   (4.13)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  9.50  $  8.22  $  8.68   $ 10.38  $  9.66
============================================================= ======== ======== ========  ======== ========
Total Return.................................................   27.91%    2.89%   (8.30)%   10.85%   34.92%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $77,901  $66,900  $72,856   $85,892  $85,504
Ratio of Expenses to Average Net Assets (B)..................    0.49%    0.50%    0.49%     0.50%    0.52%
Ratio of Net Investment Income to Average Net Assets.........    2.91%    3.49%    3.24%     2.29%    2.99%
-----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-six operational portfolios, one of which, LWAS/DFA International High Book to Market Portfolio (the "Portfolio"), is presented in this report. The remaining operational portfolios are presented in separate reports.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2013, the Portfolio owned 1% of the Series.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended October 31, 2013, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a monthly Shareholder Servicing Fee to LWIF an effective annual rate of 0.19% of its average daily net assets:

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $250 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains (losses) and gains on securities considered to be "passive foreign investment companies", tax equalization and foreign capital gains tax were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                    Increase       Increase
                                                       Increase    (Decrease)     (Decrease)
                                                      (Decrease) Undistributed   Accumulated
                                                       Paid-In   Net Investment  Net Realized
                                                       Capital       Income     Gains (Losses)
                                                      ---------- -------------- --------------
LWAS/DFA International High Book to Market Portfolio.    $257        $(109)         $(148)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- ------
LWAS/DFA International High Book to Market Portfolio
2012.................................................     $2,327        $2,965     $5,292
2013.................................................      2,242         4,494      6,736

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                      Net Investment
                                                        Income and
                                                        Short-Term     Long-Term
                                                      Capital Gains  Capital Gains Total
                                                      -------------- ------------- -----
LWAS/DFA International High Book to Market Portfolio.      $101          $156      $257

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                            Undistributed                                 Total Net
                                            Net Investment                              Distributable
                                              Income and   Undistributed   Unrealized     Earnings
                                              Short-Term     Long-Term    Appreciation  (Accumulated
                                            Capital Gains  Capital Gains (Depreciation)    Losses)
                                            -------------- ------------- -------------- -------------
LWAS/DFA International High Book to Market
  Portfolio................................      $266         $3,297        $15,465        $19,028

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   During the year ended October 31, 2012, the Portfolio did not utilized capital loss carryforwards.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                              Net
                                                                                           Unrealized
                                                      Federal   Unrealized   Unrealized   Appreciation
                                                      Tax Cost Appreciation Depreciation (Depreciation)
                                                      -------- ------------ ------------ --------------
LWAS/DFA International High Book to Market Portfolio. $62,544    $15,455         --         $15,455

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2013.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

H. Other:

   At October 31, 2013, two shareholders held approximately 96% of outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of LWAS/DFA International High Book to Market Portfolio and Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                       [CHART]

                   The U.S. Large Cap             Russell 1000/R/
                      Value Series                  Value Index
                   ------------------             ---------------
10/31/2003              $10,000                       $10,000
11/30/2003               10,224                        10,136
12/31/2003               10,926                        10,760
01/31/2004               11,113                        10,950
02/29/2004               11,399                        11,184
03/31/2004               11,353                        11,086
04/30/2004               11,166                        10,815
05/31/2004               11,226                        10,925
06/30/2004               11,565                        11,183
07/31/2004               11,191                        11,026
08/31/2004               11,191                        11,182
09/30/2004               11,535                        11,356
10/31/2004               11,675                        11,544
11/30/2004               12,440                        12,128
12/31/2004               12,939                        12,534
01/31/2005               12,615                        12,311
02/28/2005               12,999                        12,719
03/31/2005               12,964                        12,545
04/30/2005               12,525                        12,320
05/31/2005               13,059                        12,617
06/30/2005               13,328                        12,755
07/31/2005               13,992                        13,124
08/31/2005               13,877                        13,067
09/30/2005               14,091                        13,250
10/31/2005               13,717                        12,914
11/30/2005               14,265                        13,336
12/31/2005               14,284                        13,416
01/31/2006               14,965                        13,937
02/28/2006               14,915                        14,022
03/31/2006               15,180                        14,212
04/30/2006               15,606                        14,573
05/31/2006               15,322                        14,205
06/30/2006               15,453                        14,295
07/31/2006               15,232                        14,643
08/31/2006               15,481                        14,888
09/30/2006               15,910                        15,185
10/31/2006               16,541                        15,682
11/30/2006               16,855                        16,040
12/31/2006               17,193                        16,400
01/31/2007               17,695                        16,610
02/28/2007               17,429                        16,351
03/31/2007               17,550                        16,603
04/30/2007               18,297                        17,217
05/31/2007               19,051                        17,838
06/30/2007               18,745                        17,421
07/31/2007               17,583                        16,616
08/31/2007               17,247                        16,802
09/30/2007               17,697                        17,379
10/31/2007               17,796                        17,381
11/30/2007               16,802                        16,531
12/31/2007               16,746                        16,371
01/31/2008               16,106                        15,716
02/29/2008               15,612                        15,057
03/31/2008               15,466                        14,944
04/30/2008               16,441                        15,673
05/31/2008               16,836                        15,648
06/30/2008               14,991                        14,150
07/31/2008               14,827                        14,099
08/31/2008               15,115                        14,339
09/30/2008               13,757                        13,285
10/31/2008               10,664                        10,985
11/30/2008                9,618                        10,198
12/31/2008                9,931                        10,339
01/31/2009                8,752                         9,150
02/28/2009                7,526                         7,928
03/31/2009                8,269                         8,606
04/30/2009                9,607                         9,528
05/31/2009               10,343                        10,117
06/30/2009               10,216                        10,042
07/31/2009               11,189                        10,864
08/31/2009               11,949                        11,433
09/30/2009               12,471                        11,874
10/31/2009               11,933                        11,511
11/30/2009               12,606                        12,160
12/31/2009               12,954                        12,375
01/31/2010               12,653                        12,027
02/28/2010               13,199                        12,407
03/31/2010               14,228                        13,214
04/30/2010               14,679                        13,556
05/31/2010               13,421                        12,442
06/30/2010               12,408                        11,742
07/31/2010               13,381                        12,536
08/31/2010               12,574                        12,000
09/30/2010               13,801                        12,931
10/31/2010               14,315                        13,319
11/30/2010               14,204                        13,248
12/31/2010               15,589                        14,294
01/31/2011               16,088                        14,617
02/28/2011               16,958                        15,156
03/31/2011               17,037                        15,217
04/30/2011               17,473                        15,622
05/31/2011               17,219                        15,457
06/30/2011               16,919                        15,140
07/31/2011               16,143                        14,638
08/31/2011               14,782                        13,724
09/30/2011               13,286                        12,687
10/31/2011               15,130                        14,139
11/30/2011               15,004                        14,066
12/31/2011               15,122                        14,350
01/31/2012               15,874                        14,893
02/29/2012               16,792                        15,486
03/31/2012               17,101                        15,945
04/30/2012               16,752                        15,783
05/31/2012               15,565                        14,857
06/30/2012               16,404                        15,595
07/31/2012               16,563                        15,756
08/31/2012               17,219                        16,098
09/30/2012               17,852                        16,609
10/31/2012               17,900                        16,528
11/30/2012               17,939                        16,521
12/31/2012               18,485                        16,862
01/31/2013               19,775                        17,958
02/28/2013               20,029                        18,216
03/31/2013               20,986                        18,937
04/30/2013               21,208                        19,224
05/31/2013               22,078                        19,717        Past performance is not predictive of
06/30/2013               21,833                        19,543        future performance.
07/31/2013               23,139                        20,599
08/31/2013               22,458                        19,817        The returns shown do not reflect the
09/30/2013               23,115                        20,314        deduction of taxes that a shareholder
10/31/2013               24,286                        21,203        would pay on fund distributions or the
                                                                     redemption of fund shares.
         Average Annual        One        Five        Ten
         Total Return          Year       Years      Years           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2013, all rights
                              35.68%      17.89%     9.28%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                      [CHART]

                The DFA International           MSCI World ex USA Index
                     Value Series                   (net dividends)
                ---------------------           -----------------------
10/31/2003             $10,000                          $10,000
11/30/2003              10,214                           10,227
12/31/2003              10,981                           11,011
 1/31/2004              11,262                           11,164
 2/29/2004              11,601                           11,421
 3/31/2004              11,782                           11,478
 4/30/2004              11,426                           11,178
 5/31/2004              11,542                           11,230
 6/30/2004              12,019                           11,489
 7/31/2004              11,575                           11,139
 8/31/2004              11,726                           11,185
 9/30/2004              12,101                           11,511
10/31/2004              12,564                           11,925
11/30/2004              13,498                           12,718
12/31/2004              14,170                           13,255
 1/31/2005              14,029                           12,994
 2/28/2005              14,584                           13,572
 3/31/2005              14,224                           13,264
 4/30/2005              13,792                           12,926
 5/31/2005              13,810                           12,950
 6/30/2005              14,031                           13,161
 7/31/2005              14,657                           13,586
 8/31/2005              15,140                           13,961
 9/30/2005              15,566                           14,599
10/31/2005              15,332                           14,127
11/30/2005              15,605                           14,501
12/31/2005              16,369                           15,173
 1/31/2006              17,487                           16,133
 2/28/2006              17,655                           16,079
 3/31/2006              18,400                           16,589
 4/30/2006              19,332                           17,382
 5/31/2006              18,549                           16,722
 6/30/2006              18,432                           16,700
 7/31/2006              18,716                           16,857
 8/31/2006              19,360                           17,336
 9/30/2006              19,628                           17,322
10/31/2006              20,499                           18,006
11/30/2006              21,181                           18,543
12/31/2006              22,007                           19,074
 1/31/2007              22,422                           19,191
 2/28/2007              22,402                           19,344
 3/31/2007              23,126                           19,840
 4/30/2007              24,293                           20,742
 5/31/2007              25,124                           21,203
 6/30/2007              24,941                           21,224
 7/31/2007              24,247                           20,931
 8/31/2007              23,975                           20,628
 9/30/2007              25,227                           21,800
10/31/2007              26,451                           22,748
11/30/2007              24,848                           21,858
12/31/2007              24,313                           21,447
 1/31/2008              22,343                           19,513
 2/29/2008              22,059                           19,867
 3/31/2008              22,323                           19,583
 4/30/2008              23,321                           20,672
 5/31/2008              23,332                           20,986
 6/30/2008              21,024                           19,354
 7/31/2008              20,429                           18,665
 8/31/2008              19,576                           17,943
 9/30/2008              17,289                           15,353
10/31/2008              12,954                           12,159
11/30/2008              12,159                           11,500
12/31/2008              13,079                           12,106
 1/31/2009              11,273                           10,976
 2/28/2009               9,888                            9,865
 3/31/2009              10,967                           10,515
 4/30/2009              12,988                           11,871
 5/31/2009              14,918                           13,373
 6/30/2009              14,691                           13,234
 7/31/2009              16,439                           14,477
 8/31/2009              17,381                           15,170
 9/30/2009              18,267                           15,796
10/31/2009              17,540                           15,543
11/30/2009              18,063                           15,927
12/31/2009              18,267                           16,181
 1/31/2010              17,211                           15,423
 2/28/2010              17,279                           15,407
 3/31/2010              18,642                           16,399
 4/30/2010              18,324                           16,155
 5/31/2010              16,178                           14,372
 6/30/2010              15,894                           14,164
 7/31/2010              17,881                           15,473
 8/31/2010              17,007                           15,011
 9/30/2010              18,835                           16,451
10/31/2010              19,493                           17,037
11/30/2010              18,517                           16,315
12/31/2010              20,242                           17,629
 1/31/2011              21,105                           18,009
 2/28/2011              21,809                           18,676
 3/31/2011              21,207                           18,302
 4/30/2011              22,343                           19,299
 5/31/2011              21,537                           18,727
 6/30/2011              21,241                           18,460
 7/31/2011              20,560                           18,156
 8/31/2011              18,358                           16,621
 9/30/2011              16,348                           14,952
10/31/2011              17,926                           16,406
11/30/2011              17,336                           15,648
12/31/2011              16,870                           15,477
 1/31/2012              18,006                           16,312
 2/29/2012              18,948                           17,209
 3/31/2012              18,789                           17,082
 4/30/2012              18,119                           16,792
 5/31/2012              15,883                           14,878
 6/30/2012              17,007                           15,852
 7/31/2012              16,939                           16,050
 8/31/2012              17,642                           16,508
 9/30/2012              18,267                           17,009
10/31/2012              18,494                           17,128
11/30/2012              18,789                           17,488
12/31/2012              19,709                           18,017
 1/31/2013              20,640                           18,903
 2/28/2013              20,015                           18,715
 3/31/2013              20,083                           18,863
 4/30/2013              21,071                           19,722
 5/31/2013              20,821                           19,281
 6/30/2013              20,083                           18,558
 7/31/2013              21,457                           19,546            Past performance is not predictive of
 8/31/2013              21,309                           19,294            future performance.
 9/30/2013              22,910                           20,657
10/31/2013              23,705                           21,350            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          Average Annual         One         Five         Ten              redemption of fund shares.
          Total Return           Year        Years       Years
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.18%       12.85%      9.01%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.68% for the Series and 28.29% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
                                                ------------------

             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names outperformed the Index. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           Six Months Ended October 31, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/13  10/31/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,145.10    0.11%    $0.59
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,125.00    0.22%    $1.18
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  12.6%
Consumer Staples.............................   7.5%
Energy.......................................  20.7%
Financials...................................  24.9%
Health Care..................................   8.0%
Industrials..................................  12.2%
Information Technology.......................   5.9%
Materials....................................   3.3%
Telecommunication Services...................   4.6%
Utilities....................................   0.3%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................   9.4%
Consumer Staples.............................   4.9%
Energy.......................................  12.7%
Financials...................................  36.7%
Health Care..................................   1.3%
Industrials..................................  10.4%
Information Technology.......................   3.7%
Materials....................................  10.9%
Other........................................    --
Telecommunication Services...................   7.1%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................ 10,008,890 $  476,222,986            3.2%
    Comcast Corp. Special Class A........  3,819,364    176,836,553            1.2%
*   General Motors Co....................  3,555,515    131,376,279            0.9%
    Time Warner Cable, Inc...............  1,876,119    225,415,698            1.5%
    Time Warner, Inc.....................  4,974,348    341,936,681            2.3%
    Other Securities.....................               515,830,578            3.5%
                                                     --------------          ------
Total Consumer Discretionary.............             1,867,618,775           12.6%
                                                     --------------          ------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co............  3,189,248    130,440,243            0.9%
    CVS Caremark Corp....................  7,147,441    444,999,677            3.0%
    Mondelez International, Inc. Class A.  9,025,752    303,626,297            2.0%
    Other Securities.....................               227,833,106            1.5%
                                                     --------------          ------
Total Consumer Staples...................             1,106,899,323            7.4%
                                                     --------------          ------
Energy -- (19.9%)
    Anadarko Petroleum Corp..............  2,511,077    239,280,527            1.6%
    Apache Corp..........................  1,526,796    135,579,485            0.9%
    Baker Hughes, Inc....................  1,673,042     97,187,010            0.6%
    Chevron Corp.........................  4,348,879    521,691,525            3.5%
    ConocoPhillips.......................  6,993,622    512,632,493            3.4%
    Devon Energy Corp....................  1,479,247     93,517,995            0.6%
    Hess Corp............................  1,606,476    130,445,851            0.9%
    Marathon Oil Corp....................  3,640,872    128,377,147            0.9%
    Marathon Petroleum Corp..............  1,791,952    128,411,280            0.9%
    National Oilwell Varco, Inc..........  1,816,355    147,451,699            1.0%
    Occidental Petroleum Corp............  1,521,584    146,193,791            1.0%
    Phillips 66..........................  2,926,797    188,573,531            1.3%
    Valero Energy Corp...................  2,806,975    115,563,161            0.8%
    Other Securities.....................               484,245,131            3.3%
                                                     --------------          ------
Total Energy.............................             3,069,150,626           20.7%
                                                     --------------          ------
Financials -- (23.9%)
    American International Group, Inc....  8,251,823    426,206,658            2.9%
    Bank of America Corp................. 39,239,978    547,790,093            3.7%
    Bank of New York Mellon Corp. (The)..  3,633,937    115,559,197            0.8%
    Capital One Financial Corp...........  1,875,702    128,804,456            0.9%
    Citigroup, Inc....................... 10,998,186    536,491,513            3.6%
    CME Group, Inc.......................  1,618,207    120,087,142            0.8%
    JPMorgan Chase & Co..................  5,379,341    277,251,235            1.9%
    Loews Corp...........................  2,050,343     99,052,070            0.7%
    MetLife, Inc.........................  5,110,004    241,754,289            1.6%
    Morgan Stanley.......................  7,883,626    226,496,575            1.5%
    Prudential Financial, Inc............  2,327,738    189,454,596            1.3%
    Other Securities.....................               785,679,755            5.2%
                                                     --------------          ------
Total Financials.........................             3,694,627,579           24.9%
                                                     --------------          ------
Health Care -- (7.7%)
    Aetna, Inc...........................  2,027,401    127,118,043            0.9%
*   Express Scripts Holding Co...........  2,283,090    142,738,787            1.0%
    Pfizer, Inc..........................  7,744,869    237,612,581            1.6%
    Thermo Fisher Scientific, Inc........  1,932,026    188,913,502            1.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Health Care -- (Continued)
      WellPoint, Inc.....................................   1,824,634 $   154,728,963            1.1%
      Other Securities...................................                 330,262,151            2.1%
                                                                      ---------------          ------
Total Health Care........................................               1,181,374,027            8.0%
                                                                      ---------------          ------
Industrials -- (11.7%)
      CSX Corp...........................................   5,687,103     148,205,904            1.0%
      Eaton Corp. P.L.C..................................   1,993,999     140,696,569            1.0%
      FedEx Corp.........................................     759,707      99,521,617            0.7%
      General Electric Co................................  17,056,602     445,859,576            3.0%
      Norfolk Southern Corp..............................   1,681,939     144,680,393            1.0%
      Northrop Grumman Corp..............................   1,364,645     146,712,984            1.0%
      Union Pacific Corp.................................   1,891,022     286,300,731            1.9%
      Other Securities...................................                 389,576,498            2.5%
                                                                      ---------------          ------
Total Industrials........................................               1,801,554,272           12.1%
                                                                      ---------------          ------
Information Technology -- (5.6%)
      Corning, Inc.......................................   5,599,861      95,701,624            0.7%
      Hewlett-Packard Co.................................   9,295,748     226,537,379            1.5%
*     Yahoo!, Inc........................................   3,936,872     129,641,195            0.9%
      Other Securities...................................                 418,199,608            2.8%
                                                                      ---------------          ------
Total Information Technology.............................                 870,079,806            5.9%
                                                                      ---------------          ------
Materials -- (3.1%)
      Freeport-McMoRan Copper & Gold, Inc................   3,340,516     122,797,368            0.8%
      International Paper Co.............................   2,043,676      91,168,386            0.6%
      Other Securities...................................                 270,895,902            1.9%
                                                                      ---------------          ------
Total Materials..........................................                 484,861,656            3.3%
                                                                      ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc..........................................  14,518,387     525,565,609            3.5%
      Other Securities...................................                 152,680,539            1.1%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 678,246,148            4.6%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  47,551,285            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,801,963,497           99.8%
                                                                      ---------------          ------
TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.073%. 110,063,812     110,063,812            0.7%
                                                                      ---------------          ------

                                                            Shares/
                                                             Face
                                                            Amount
                                                            -------         -                -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................  45,096,723     521,769,090            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,087,346,593)...............................               $15,433,796,399          104.0%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,867,618,775           --   --    $ 1,867,618,775
  Consumer Staples............   1,106,899,323           --   --      1,106,899,323
  Energy......................   3,069,150,626           --   --      3,069,150,626
  Financials..................   3,694,627,579           --   --      3,694,627,579
  Health Care.................   1,181,374,027           --   --      1,181,374,027
  Industrials.................   1,801,554,272           --   --      1,801,554,272
  Information Technology......     870,079,806           --   --        870,079,806
  Materials...................     484,861,656           --   --        484,861,656
  Telecommunication Services..     678,246,148           --   --        678,246,148
  Utilities...................      47,551,285           --   --         47,551,285
Temporary Cash Investments....     110,063,812           --   --        110,063,812
Securities Lending Collateral.              -- $521,769,090   --        521,769,090
                               --------------- ------------   --    ---------------
TOTAL......................... $14,912,027,309 $521,769,090   --    $15,433,796,399
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------          ------
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------          ------

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------          ------

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------          ------

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------          ------
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------          ------

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------          ------

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------          ------

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------          ------
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------          ------

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------          ------
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------          ------

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------

HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------          ------
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------          ------

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------          ------

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------          ------

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------          ------
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------          ------

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------          ------
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------          ------

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------          ------
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------          ------

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------          ------

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------          ------

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------          ------

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------          ------

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------          ------
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------          ------

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------          ------
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------

SWITZERLAND -- (6.9%)
      Credit Suisse Group AG.........................................  1,928,358 $   59,987,253            0.7%
      Holcim, Ltd....................................................    887,877     66,039,798            0.8%
      Swiss Re AG....................................................  1,117,582     98,104,262            1.1%
      UBS AG.........................................................  6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG......................................    269,917     74,584,331            0.9%
      Other Securities...............................................               232,054,236            2.6%
                                                                                 --------------          ------
TOTAL SWITZERLAND....................................................               656,410,614            7.5%
                                                                                 --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C................................................. 14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR..................................  5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR........................................  5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C......................................... 15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR.............................  1,694,884     93,286,415            1.1%
      Kingfisher P.L.C...............................................  8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C..................................... 82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR...................................  3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C........................................... 34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR............................  3,949,158    145,407,998            1.6%
      Other Securities...............................................               428,839,157            4.8%
                                                                                 --------------          ------
TOTAL UNITED KINGDOM.................................................             1,694,595,811           19.3%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             8,719,936,036           99.2%
                                                                                 --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities...............................................                23,753,308            0.3%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities...............................................                        --            0.0%
                                                                                 --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                 1,906,872            0.0%
                                                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................................................                 1,906,872            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund................................. 62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058......................................................       $706        706,056            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               726,706,056            8.2%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361)............................................              $9,472,302,272          107.7%
                                                                                 ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                              The U.S.      The DFA
                                                                                             Large Cap   International
                                                                                            Value Series Value Series*
                                                                                            ------------ -------------
ASSETS:
Investments at Value (including $506,475 and $716,973 of securities on loan, respectively). $14,801,963   $8,745,596
Temporary Cash Investments at Value & Cost.................................................     110,064           --
Collateral Received from Securities on Loan at Value & Cost................................          --          706
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................     521,769      726,000
Foreign Currencies at Value................................................................          --       24,350
Cash.......................................................................................          --       20,781
Receivables:
  Investment Securities Sold...............................................................      26,504        4,029
  Dividends, Interest and Tax Reclaims.....................................................      17,741       23,044
  Securities Lending Income................................................................         453          276
Prepaid Expenses and Other Assets..........................................................          --            1
                                                                                            -----------   ----------
     Total Assets..........................................................................  15,478,494    9,544,783
                                                                                            -----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................     521,769      726,706
  Investment Securities Purchased..........................................................     115,461       23,813
  Due to Advisor...........................................................................       1,223        1,472
Unrealized Loss on Foreign Currency Contracts..............................................          --           17
Accrued Expenses and Other Liabilities.....................................................       1,053          645
                                                                                            -----------   ----------
     Total Liabilities.....................................................................     639,506      752,653
                                                                                            -----------   ----------
NET ASSETS................................................................................. $14,838,988   $8,792,130
                                                                                            ===========   ==========
Investments at Cost........................................................................ $ 9,455,514   $7,016,037
                                                                                            ===========   ==========
Foreign Currencies at Cost................................................................. $        --   $   24,526
                                                                                            ===========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                The U.S.      The DFA
                                                                               Large Cap   International
                                                                              Value Series Value Series
                                                                              ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $42 and $19,855, respectively).  $  262,650   $  256,899
  Interest...................................................................          56            6
  Income from Securities Lending.............................................       2,227       13,232
                                                                               ----------   ----------
     Total Investment Income.................................................     264,933      270,137
                                                                               ----------   ----------
Expenses
  Investment Advisory Services Fees..........................................      12,720       15,819
  Accounting & Transfer Agent Fees...........................................         850          542
  Custodian Fees.............................................................         121          810
  Shareholders' Reports......................................................          30           20
  Directors'/Trustees' Fees & Expenses.......................................         131           85
  Professional Fees..........................................................         431          236
  Other......................................................................         156          158
                                                                               ----------   ----------
     Total Expenses..........................................................      14,439       17,670
                                                                               ----------   ----------
  Fees Paid Indirectly.......................................................          --          (22)
                                                                               ----------   ----------
  Net Expenses...............................................................      14,439       17,648
                                                                               ----------   ----------
  Net Investment Income (Loss)...............................................     250,494      252,489
                                                                               ----------   ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................   1,042,669      394,216
    Futures..................................................................          --       (1,587)
    Foreign Currency Transactions*...........................................          --       (2,158)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................   2,531,751    1,329,657
    Translation of Foreign Currency Denominated Amounts......................          --          544
                                                                               ----------   ----------
  Net Realized and Unrealized Gain (Loss)....................................   3,574,420    1,720,672
                                                                               ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..............  $3,824,914   $1,973,161
                                                                               ==========   ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                                   Year         Year         Year        Year
                                                                  Ended        Ended        Ended       Ended
                                                                 Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2013         2012         2013        2012
                                                               -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   250,494  $   212,847  $   252,489  $  260,321
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................   1,042,669      408,690      394,216     133,256
    Futures...................................................          --           --       (1,587)         --
    Foreign Currency Transactions*............................          --           --       (2,158)     (1,249)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   2,531,751    1,049,282    1,329,657    (157,327)
    Translation of Foreign Currency Denominated Amounts.......          --           --          544        (266)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   3,824,914    1,670,819    1,973,161     234,735
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   1,639,135      505,769    1,055,913     699,069
  Withdrawals.................................................  (1,214,213)    (922,543)  (1,475,193)   (651,462)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     424,922     (416,774)    (419,280)     47,607
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................   4,249,836    1,254,045    1,553,881     282,342
Net Assets
  Beginning of Year...........................................  10,589,152    9,335,107    7,238,249   6,955,907
                                                               -----------  -----------  -----------  ----------
  End of Year................................................. $14,838,988  $10,589,152  $ 8,792,130  $7,238,249
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                            The U.S. Large Cap Value Series+
                                                              ------------------------------------------------------------
                                                                  Year         Year        Year        Year        Year
                                                                 Ended        Ended       Ended       Ended       Ended
                                                                Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                  2013         2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       35.68%       18.31%       5.69%      19.96%      11.90%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets......................        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.........        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate......................................          15%          10%         14%         28%         29%
----------------------------------------------------------------------------------------------------------------------------

                                                                          The DFA International Value Series+
                                                              -----------------------------------------------------------
                                                                 Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and
(ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                 -                                   ----------
                 The DFA International Value Series.    $22

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $336
                    The DFA International Value Series.  249

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
           -                                   ---------- ----------
           The U.S. Large Cap Value Series.... $2,846,229 $1,917,181
           The DFA International Value Series.  1,195,737  1,352,756

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                     Federal     Unrealized    Unrealized    Appreciation
                                     Tax Cost   Appreciation (Depreciation) (Depreciation)
                                    ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series.... $10,087,540  $5,403,680    $ (57,424)     $5,346,256
The DFA International Value Series.   7,749,972   2,159,515     (437,185)      1,722,330

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the

Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statement of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amount in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                              Realized Gain (Loss) on
                                          Derivatives Recognized in Income
                                          --------------------------------
                                                       Equity
                                                     Contracts
                                          --------------------------------
     The DFA International Value Series*.             $(1,587)

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.89%       $ 6,790         20        $ 4        $23,318
The DFA International Value Series.     0.90%        12,445         46         14         76,121

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $29,499 (in thousands). Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                Portfolios within the
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service           Overseen            Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                         investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of Chicago
Trustee of DFAITC and DEM.                                                 Booth School of Business (since 1965). Member
The University of Chicago                                                  and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                    trading exchange) (since 2004). Formerly, Director
Chicago, IL 60637                                                          of UNext, Inc. (1999-2006). Trustee, Harbor Fund
1939                                                                       (registered investment company) (30 Portfolios)
                                                                           (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutual Insurance Company
                                                                           (1997-2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio Analysis,
                                                                           Inc. (software products) (1990-2010).
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.                         investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM.                                                 Human Resources Management and Economics,
Stanford University                                                        Graduate School of Business, Stanford University
Graduate School of Business                                                (since 1995). Cornerstone Research (expert
518 Memorial Way                                                           testimony and economic and financial analysis)
Stanford, CA 94305-5015                                                    (since 2009). Formerly, Chairman of the President
1948                                                                       George W. Bush's Council of Economic Advisers
                                                                           (2006-2009). Formerly, Council of Economic
                                                                           Advisors, State of California (2005-2006).
                                                                           Formerly, Commissioner, White House Panel on
                                                                           Tax Reform (2005).
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980). Formerly,
                                                                           Director, Chicago Mercantile Exchange (2001-
                                                                           2008).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of Chicago
Trustee of DFAITC and DEM.                                                 Booth School of Business (since 1980). Co-
The University of Chicago                                                  Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as HON
Chicago, IL 60637                                                          Industries Inc.) (office furniture) (since 2000).
1953                                                                       Director, Ryder System Inc. (transportation,
                                                                           logistics and supply-chain management) (since
                                                                           2003). Trustee, UBS Funds (4 investment
                                                                           companies within the fund complex) (52 portfolios)
                                                                           (since 2009).

        Name, Position                                  Portfolios within the  Principal Occupation(s) During Past 5 Years
        with the Fund,           Term of Office/1/ and  DFA Fund Complex/2/    and Other Directorships of Public Companies
   Address and Year of Birth      Length of Service           Overseen                             Held
----------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
----------------------------------------------------------------------------------------------------------------------------
David G. Booth                     Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and
Chairman, Director, Co-Chief                            investment companies   Co-Chief Executive Officer (since January
Executive Officer and President                                                2010) of Dimensional Holdings Inc.,
of DFAIDG and DIG.                                                             Dimensional Fund Advisors LP, DFA Securities
Chairman, Trustee, Co-Chief                                                    LLC, DEM, DFAIDG, DIG and DFAITC. Director
Executive Officer and President                                                of Dimensional Fund Advisors Ltd.,
of DFAITC and DEM.                                                             Dimensional Funds PLC, Dimensional Funds II
6300 Bee Cave Road,                                                            PLC, DFA Australia Limited, Dimensional
Building One                                                                   Cayman Commodity Fund I Ltd., Dimensional
Austin, Texas 78746                                                            Japan Ltd. and Dimensional Advisors Ltd.
1946                                                                           Chairman, Director and Co-Chief Executive
                                                                               Officer of Dimensional Fund Advisors Canada
                                                                               ULC. President, Dimensional SmartNest (US)
                                                                               LLC. Limited Partner, Oak Hill Partners
                                                                               (since 2001) and VSC Investors, LLC (since
                                                                               2007). Trustee, The University of Chicago.
                                                                               Trustee, University of Kansas Endowment
                                                                               Association. Formerly, Chief Executive
                                                                               Officer (until 2010) and Chief Investment
                                                                               Officer (2003-2007) of Dimensional Fund
                                                                               Advisors LP, DFA Securities LLC, DEM,
                                                                               DFAIDG, DIG , DFAITC, Dimensional Holdings
                                                                               Inc. Formerly, Chief Investment Officer of
                                                                               Dimensional Fund Advisors Ltd. Formerly,
                                                                               President and Chief Investment Officer of
                                                                               DFA Australia Limited. Formerly, Director,
                                                                               SA Funds (registered investment company).
----------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto                 Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January
Director, Co-Chief Executive                            investment companies   2010), Chief Investment Officer (since March
Officer and Chief Investment                                                   2007) and Director/Trustee of Dimensional
Officer of DFAIDG and DIG.                                                     Holdings Inc., Dimensional Fund Advisors LP,
Trustee, Co-Chief Executive                                                    DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC
Officer and Chief Investment                                                   and Dimensional Cayman Commodity Fund I Ltd.
Officer of DFAITC and DEM.                                                     Director, Co-Chief Executive Officer,
6300 Bee Cave Road,                                                            President and Chief Investment Officer of
Building One                                                                   Dimensional Fund Advisors Canada ULC. Chief
Austin, TX 78746                                                               Investment Officer, Vice President and
1967                                                                           Director of DFA Australia Limited. Director
                                                                               of Dimensional Fund Advisors Ltd.,
                                                                               Dimensional Funds PLC, Dimensional Funds II
                                                                               PLC, Dimensional Japan Ltd. and Dimensional
                                                                               Advisors Ltd., Formerly President of
                                                                               Dimensional Holdings Inc, Dimensional Fund
                                                                               Advisors LP, DFA Securities LLC, DEM,
                                                                               DFAIDG, DIG, DFAITC and Dimensional Fund
                                                                               Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                        Term of Office/1/
     Name, Position with the Fund        and Length of
          and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
                                                          Officers
-------------------------------------------------------------------------------------------------------------------------------
April A. Aandal                            Since 2008      Vice President of all the DFA Entities.
Vice President
1963
-------------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                           Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             Business Development at Capson Physicians Insurance Company
1974                                                       (2010-2012); Vice President at Charles Schwab (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                            Since 2005      Vice President of all the DFA Entities.
Vice President
1966
-------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                           Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                             Director of DFAL (since September 2013).
1955
-------------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                          Since 2007      Vice President of all the DFA Entities.
Vice President
1968
-------------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                           Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant Secretary                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
1967                                                       Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
                                                           Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                           Assistant Secretary of Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
David P. Butler                            Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                             Services of Dimensional (since 2008).
1964
-------------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                          Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (December 2010-January 2012); Regional Director
1970                                                       at Russell Investments (April 2006-December 2010).
-------------------------------------------------------------------------------------------------------------------------------
James G. Charles                           Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                                       Manager at American Century Investments (2001-2008).
-------------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                              Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                             Management of Dimensional (since March 2012). Sr. Portfolio
1966                                                       Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                           Manager for Dimensional (October 2005-January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                           Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                                       North America (since March 2012). Formerly, Head of Portfolio
                                                           Management of Dimensional (January 2006-March 2012).
-------------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                               Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (since September 2011). Formerly, Vice President at
1971                                                       MullinTBG 92005-2011).
-------------------------------------------------------------------------------------------------------------------------------
Ryan Cooper                                Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (since 2003).
1979
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell                         Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (August 2002-January 2012).
1976

                                        Term of Office/1/
     Name, Position with the Fund        and Length of
          and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                          Since 2007      Vice President of all the DFA Entities.
Vice President
1949
-------------------------------------------------------------------------------------------------------------------------------
George H. Crane                            Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                             President and Managing Director at State Street Bank & Trust
1955                                                       Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                     Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                            Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                         and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                       Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
James L. Davis                             Since 1999      Vice President of all the DFA Entities.
Vice President
1956
-------------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                            Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Canada ULC.
1957
-------------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                           Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                             Dimensional (since August 2008).
1972
-------------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                         Since 2001      Vice President of all the DFA Entities.
Vice President
1970
-------------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                         Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant Secretary                     DFA Australia Limited.
1965
-------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                        Since 2004      Vice President of all the DFA Entities.
Vice President
1971
-------------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                             Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                             Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                       Manager of Dimensional (since January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                          Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                             for Dimensional (since June 2006).
1970
-------------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                           Since 2007      Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                             Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                             at BlackRock (2004-January 2012).
1968
-------------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                              Since 2000      Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
John T. Gray                               Since 2007      Vice President of all the DFA Entities.
Vice President
1974
-------------------------------------------------------------------------------------------------------------------------------
Christian Gunther                          Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                             Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                       Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                           (2008-2009); Trader for Dimensional (2004-2008).
-------------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                             Since 2007      Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                         Since 2005      Vice President and Fund Controller of all the DFA Entities
Vice President and Fund Controller                         Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                       Japan Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                             Since 2005      Vice President of all the DFA Entities.
Vice President
1967

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho              Since 2004      Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath           Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine            Since 2013      Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                 Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones             Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating           Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper             Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner            Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn              Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich           Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski          Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad             Since 2011      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane              Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao               Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso             Since 2013      Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------
    Juliet H. Lee                Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971

                                         Term of Office/1/
     Name, Position with the Fund         and Length of
           and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                            Since 2011        Vice President of all the DFA Entities. Formerly, Research
Vice President                                              Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------------
John B. Lessley                           Since 2013        Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                         Since 2009        Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                         Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                        2006).
---------------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                          Since 2013        Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                        and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                            Vice President at Credit Suisse (2007-2009).
---------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                           Since 2008        Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                             Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------------
David R. Martin                           Since 2007        Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial Officer                     Entities. Director, Vice President, Chief Financial Officer and
and Treasurer                                               Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
1956                                                        Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                            Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                            President of Dimensional SmartNest (US) LLC, and Dimensional
                                                            Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                            PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                            Dimensional Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                         Since 2013        Vice President of all the DFA Entities. Client Service Manager for
Vice President                                              Dimensional (Since 2012). Formerly, Regional Director for
1978                                                        Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                            2010).
---------------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                        Since 2013        Vice President of all the DFA Entities. Manager, Investment
Vice President                                              Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                        for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                       Vice President    Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary              since 1997 and    President and Secretary of DFA Australia Limited and Dimensional
1964                                      Secretary         Fund Advisors Ltd. (since February 2002, April 1997 and May 2002,
                                          since 2000        respectively). Vice President and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                            (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                            Dimensional Japan Ltd. (since February 2012), Dimensional
                                                            Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                            Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                            August 2012). Director, Dimensional Funds PLC and Dimensional
                                                            Funds II PLC (since 2002 and 2006, respectively). Director of
                                                            Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                            Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                            August 2012 and July 2012).
---------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                           Since 2011        Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                              Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                      Since 2012        Vice President of all DFA Entities. Deputy Chief Compliance Officer
Vice President                                              of Dimensional (since December 2012). Formerly Chief Compliance
1961                                                        Officer of Wellington Management Company, LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------------
Carolyn L. O                              Since 2010        Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Deputy General Counsel, Funds (since
1974                                                        2011). Counsel for Dimensional (2007-2011).

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly           Since 2007      Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki                Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak            Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre               Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha              Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                     Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall          Since 2008      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier               Since 2013      Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova             Since 2012      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez          Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft                Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi            Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons             Since 2009      Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith              Since 2011      Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith               Since 2004      Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------
    Carl G. Snyder               Since 2000      Vice President of all the DFA Entities.
    Vice President
    1963

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth            Since 2004      Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman            Since 2004      Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


   For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            Qualifying
                                        Net                                                For Corporate
                                    Investment    Short-Term     Long-Term                   Dividends   Qualifying     U.S.
                                      Income     Capital Gain  Capital Gain      Total       Received     Dividend   Government
Dimensional Investment Group Inc.  Distributions Distributions Distributions Distributions Deduction (1) Income (2) Interest (3)
---------------------------------  ------------- ------------- ------------- ------------- ------------- ---------- ------------
  LWAS/DFA U.S. High Book to
    Market Portfolio..............      80%           --            20%           100%          100%        100%         --
  LWAS/DFA Two-Year Fixed
    Income Portfolio..............      40%           53%            7%           100%           --          --          14%
  LWAS/DFA Two-Year
    Government Portfolio..........      11%           87%            3%           100%           --          --          37%

DFA Investment Dimensions Group
Inc.
-------------------------------
  LWAS/DFA International High
    Book to Market Portfolio......      33%           --            66%           100%          100%        100%         --

                                                                    Qualifying
                                                                      Short-
                                    Foreign    Foreign   Qualifying    Term
                                      Tax       Source    Interest   Capital
Dimensional Investment Group Inc.  Credit (4) Income (5) Income (6)  Gain (7)
---------------------------------  ---------- ---------- ---------- ----------
  LWAS/DFA U.S. High Book to
    Market Portfolio..............     --         --        100%       100%
  LWAS/DFA Two-Year Fixed
    Income Portfolio..............     --         --        100%       100%
  LWAS/DFA Two-Year
    Government Portfolio..........     --         --        100%       100%

DFA Investment Dimensions Group
Inc.
-------------------------------
  LWAS/DFA International High
    Book to Market Portfolio......      8%       100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied for LWAS/DFA Two-Year Fixed Income Portfolio to permit exemption of these amounts from state income for this fund.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-003A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

Dimensional Investment Group Inc.
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   5
           Disclosure of Fund Expenses.............................  10
           Disclosure of Portfolio Holdings........................  12
           Schedules of Investments................................
               Global Equity Portfolio.............................  13
               Global Allocation 60/40 Portfolio...................  14
               Global Allocation 25/75 Portfolio...................  15
           Statements of Assets and Liabilities....................  16
           Statements of Operations................................  17
           Statements of Changes in Net Assets.....................  18
           Financial Highlights....................................  19
           Notes to Financial Statements...........................  23
           Report of Independent Registered Public Accounting Firm.  33
        Fund Management............................................  34
        Voting Proxies on Fund Portfolio Securities................  43
        Notice to Shareholders.....................................  44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
------------------------

Investment Footnotes
+    See Note B to Financial Statements.

Financial Highlights
--------------------
(A)  Computed using average shares outstanding.
(B)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
     Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--   Amounts designated as -- are either zero or rounded to zero.
SEC  Securities and Exchange Commission
N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS)
December 24, 2003-October 31, 2013

                                [CHART]

                  Global Equity Portfolio       MSCI World Index
                   - Institutional Class           (net div.)
               ----------------------------  ----------------------
12/24/2003               $10,000                     $10,000
12/31/2003                10,180                      10,196
01/31/2004                10,420                      10,359
02/29/2004                10,640                      10,533
03/31/2004                10,677                      10,463
04/30/2004                10,377                      10,248
05/31/2004                10,447                      10,342
06/30/2004                10,781                      10,554
07/31/2004                10,369                      10,210
08/31/2004                10,409                      10,254
09/30/2004                10,709                      10,448
10/31/2004                10,940                      10,704
11/30/2004                11,646                      11,266
12/31/2004                12,114                      11,696
01/31/2005                11,880                      11,433
02/28/2005                12,246                      11,795
03/31/2005                12,005                      11,567
04/30/2005                11,619                      11,315
05/31/2005                11,974                      11,516
06/30/2005                12,209                      11,616
07/31/2005                12,800                      12,022
08/31/2005                12,831                      12,112
09/30/2005                13,060                      12,427
10/31/2005                12,743                      12,125
11/30/2005                13,214                      12,529
12/31/2005                13,441                      12,807
01/31/2006                14,187                      13,379
02/28/2006                14,208                      13,359
03/31/2006                14,612                      13,653
04/30/2006                14,964                      14,067
05/31/2006                14,356                      13,587
06/30/2006                14,326                      13,583
07/31/2006                14,241                      13,668
08/31/2006                14,594                      14,022
09/30/2006                14,836                      14,189
10/31/2006                15,449                      14,710
11/30/2006                15,901                      15,071
12/31/2006                16,193                      15,377
01/31/2007                16,521                      15,558
02/28/2007                16,411                      15,477
03/31/2007                16,673                      15,761
04/30/2007                17,298                      16,456
05/31/2007                17,944                      16,917
06/30/2007                17,718                      16,786
07/31/2007                17,101                      16,415
08/31/2007                17,079                      16,402
09/30/2007                17,674                      17,182
10/31/2007                18,171                      17,709
11/30/2007                17,121                      16,985
12/31/2007                16,906                      16,766
01/31/2008                15,851                      15,485
02/29/2008                15,579                      15,395
03/31/2008                15,494                      15,248
04/30/2008                16,257                      16,049
05/31/2008                16,621                      16,294
06/30/2008                15,095                      14,994
07/31/2008                14,912                      14,628
08/31/2008                14,866                      14,423
09/30/2008                13,294                      12,707
10/31/2008                10,529                      10,298
11/30/2008                 9,676                       9,631
12/31/2008                10,146                       9,940
01/31/2009                 9,088                       9,069
02/28/2009                 8,089                       8,141
03/31/2009                 8,859                       8,755
04/30/2009                10,131                       9,737
05/31/2009                10,995                      10,619
06/30/2009                10,965                      10,572
07/31/2009                11,988                      11,467
08/31/2009                12,517                      11,940
09/30/2009                13,150                      12,416
10/31/2009                12,666                      12,195
11/30/2009                13,185                      12,693
12/31/2009                13,647                      12,921
01/31/2010                13,149                      12,387
02/28/2010                13,505                      12,562
03/31/2010                14,488                      13,340
04/30/2010                14,797                      13,342
05/31/2010                13,432                      12,064
06/30/2010                12,802                      11,650
07/31/2010                13,890                      12,595
08/31/2010                13,209                      12,124
09/30/2010                14,606                      13,255
10/31/2010                15,146                      13,749
11/30/2010                15,050                      13,452
12/31/2010                16,288                      14,441
01/31/2011                16,566                      14,767
02/28/2011                17,146                      15,284
03/31/2011                17,250                      15,134
04/30/2011                17,854                      15,777
05/31/2011                17,492                      15,449
06/30/2011                17,170                      15,205
07/31/2011                16,719                      14,929
08/31/2011                15,379                      13,877
09/30/2011                13,739                      12,679
10/31/2011                15,391                      13,990
11/30/2011                15,158                      13,649
12/31/2011                15,082                      13,641
01/31/2012                16,067                      14,326
02/29/2012                16,807                      15,025
03/31/2012                17,030                      15,219
04/30/2012                16,796                      15,046
05/31/2012                15,364                      13,747
06/30/2012                16,063                      14,447
07/31/2012                16,126                      14,633
08/31/2012                16,598                      15,004
09/30/2012                17,147                      15,416
10/31/2012                17,084                      15,312
11/30/2012                17,284                      15,508
12/31/2012                17,833                      15,800
01/31/2013                18,765                      16,605
02/28/2013                18,853                      16,632
03/31/2013                19,390                      17,022
04/30/2013                19,730                      17,558
05/31/2013                19,995                      17,564
06/30/2013                19,582                      17,132
07/31/2013                20,674                      18,034           Past performance is not predictive of
08/31/2013                20,153                      17,650           future performance.
09/30/2013                21,242                      18,532
10/31/2013                22,071                      19,258           The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
        Average Annual       One       Five          From              redemption of fund shares.
        Total Return         Year      Years      12/24/2003
        ---------------------------------------------------------      MSCI data copyright MSCI 2013, all
                            29.19%     15.95%       8.37%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS)
December 24, 2003-October 31, 2013

                                    [CHART]

               Global Equity Portfolio-        MSCI World Index
                      Class R2                   (net div.)
             ----------------------------  -----------------------
12/24/2003            $10,000                     $10,000
12/31/2003             10,180                      10,196
01/31/2004             10,410                      10,359
02/29/2004             10,640                      10,533
03/31/2004             10,676                      10,463
04/30/2004             10,366                      10,248
05/31/2004             10,446                      10,342
06/30/2004             10,768                      10,554
07/31/2004             10,356                      10,210
08/31/2004             10,396                      10,254
09/30/2004             10,692                      10,448
10/31/2004             10,913                      10,704
11/30/2004             11,618                      11,266
12/31/2004             12,093                      11,696
01/31/2005             11,849                      11,433
02/28/2005             12,204                      11,795
03/31/2005             11,966                      11,567
04/30/2005             11,591                      11,315
05/31/2005             11,935                      11,516
06/30/2005             12,169                      11,616
07/31/2005             12,749                      12,022
08/31/2005             12,780                      12,112
09/30/2005             13,004                      12,427
10/31/2005             12,687                      12,125
11/30/2005             13,157                      12,529
12/31/2005             13,372                      12,807
01/31/2006             14,116                      13,379
02/28/2006             14,126                      13,359
03/31/2006             14,532                      13,653
04/30/2006             14,873                      14,067
05/31/2006             14,277                      13,587
06/30/2006             14,232                      13,583
07/31/2006             14,147                      13,668
08/31/2006             14,499                      14,022
09/30/2006             14,735                      14,189
10/31/2006             15,344                      14,710
11/30/2006             15,794                      15,071
12/31/2006             16,079                      15,377
01/31/2007             16,405                      15,558
02/28/2007             16,285                      15,477
03/31/2007             16,546                      15,761
04/30/2007             17,156                      16,456
05/31/2007             17,787                      16,917
06/30/2007             17,565                      16,786
07/31/2007             16,942                      16,415
08/31/2007             16,931                      16,402
09/30/2007             17,513                      17,182
10/31/2007             17,995                      17,709
11/30/2007             16,965                      16,985
12/31/2007             16,736                      16,766
01/31/2008             15,693                      15,485
02/29/2008             15,413                      15,395
03/31/2008             15,331                      15,248
04/30/2008             16,073                      16,049
05/31/2008             16,432                      16,294
06/30/2008             14,932                      14,994
07/31/2008             14,740                      14,628
08/31/2008             14,694                      14,423
09/30/2008             13,141                      12,707
10/31/2008             10,397                      10,298
11/30/2008              9,558                       9,631
12/31/2008             10,021                       9,940
01/31/2009              8,972                       9,069
02/28/2009              7,980                       8,141
03/31/2009              8,750                       8,755
04/30/2009              9,997                       9,737
05/31/2009             10,854                      10,619
06/30/2009             10,813                      10,572
07/31/2009             11,825                      11,467
08/31/2009             12,331                      11,940
09/30/2009             12,967                      12,416
10/31/2009             12,483                      12,195
11/30/2009             12,990                      12,693
12/31/2009             13,444                      12,921
01/31/2010             12,946                      12,387
02/28/2010             13,293                      12,562
03/31/2010             14,258                      13,340
04/30/2010             14,560                      13,342
05/31/2010             13,214                      12,064
06/30/2010             12,590                      11,650
07/31/2010             13,652                      12,595
08/31/2010             12,987                      12,124
09/30/2010             14,365                      13,255
10/31/2010             14,880                      13,749
11/30/2010             14,786                      13,452
12/31/2010             16,002                      14,441
01/31/2011             16,272                      14,767
02/28/2011             16,838                      15,284
03/31/2011             16,935                      15,134
04/30/2011             17,525                      15,777
05/31/2011             17,159                      15,449
06/30/2011             16,835                      15,205
07/31/2011             16,396                      14,929
08/31/2011             15,080                      13,877
09/30/2011             13,473                      12,679
10/31/2011             15,080                      13,990
11/30/2011             14,854                      13,649
12/31/2011             14,769                      13,641
01/31/2012             15,739                      14,326
02/29/2012             16,470                      15,025
03/31/2012             16,676                      15,219
04/30/2012             16,449                      15,046
05/31/2012             15,034                      13,747
06/30/2012             15,726                      14,447
07/31/2012             15,774                      14,633
08/31/2012             16,233                      15,004
09/30/2012             16,779                      15,416
10/31/2012             16,706                      15,312
11/30/2012             16,900                      15,508
12/31/2012             17,430                      15,800
01/31/2013             18,333                      16,605
02/28/2013             18,406                      16,632
03/31/2013             18,943                      17,022
04/30/2013             19,273                      17,558
05/31/2013             19,518                      17,564
06/30/2013             19,118                      17,132
07/31/2013             20,176                      18,034             Past performance is not predictive of
08/31/2013             19,660                      17,650             future performance.
09/30/2013             20,713                      18,532
10/31/2013             21,528                      19,258             The returns shown do not reflect the
                                                                      deduction of taxes that a shareholder
                                                                      would pay on fund distributions or the
        Average Annual       One       Five          From             redemption of fund shares.
        Total Return         Year      Years      12/24/2003
        ---------------------------------------------------------     MSCI data copyright MSCI 2013, all
                            28.87%     15.67%       8.09%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/CITIGROUP)
December 24, 2003-October 31, 2013

                                     [CHART]

                  Global                        Citi World
                  60/40                       Government Bond   Global 60/40
                 Portfolio                    Index,1-3 Years,   Composite
            - Institutional     MSCI World    Currency -Hedged     Index
                  Class      Index (net div.)  in USD Terms    (MSCI/Citigroup)
             --------------  ---------------  ---------------  ----------------
12/24/2003      $10,000          $10,000          $10,000         $10,000
12/31/2003       10,110           10,196           10,004          10,046
01/31/2004       10,190           10,359           10,027          10,152
02/29/2004       10,350           10,533           10,069          10,271
03/31/2004       10,399           10,463           10,091          10,239
04/30/2004       10,139           10,248           10,051          10,097
05/31/2004       10,179           10,342           10,051          10,152
06/30/2004       10,376           10,554           10,053          10,278
07/31/2004       10,155           10,210           10,078          10,087
08/31/2004       10,236           10,254           10,128          10,134
09/30/2004       10,416           10,448           10,136          10,252
10/31/2004       10,557           10,704           10,169          10,416
11/30/2004       10,941           11,266           10,181          10,749
12/31/2004       11,228           11,696           10,198          11,002
01/31/2005       11,096           11,433           10,222          10,864
02/28/2005       11,289           11,795           10,225          11,072
03/31/2005       11,137           11,567           10,248          10,954
04/30/2005       10,974           11,315           10,303          10,834
05/31/2005       11,198           11,516           10,345          10,967
06/30/2005       11,351           11,616           10,384          11,040
07/31/2005       11,658           12,022           10,380          11,270
08/31/2005       11,719           12,112           10,423          11,339
09/30/2005       11,811           12,427           10,424          11,517
10/31/2005       11,637           12,125           10,429          11,351
11/30/2005       11,904           12,529           10,459          11,591
12/31/2005       12,037           12,807           10,495          11,762
01/31/2006       12,441           13,379           10,524          12,089
02/28/2006       12,462           13,359           10,543          12,088
03/31/2006       12,669           13,653           10,553          12,252
04/30/2006       12,871           14,067           10,591          12,492
05/31/2006       12,594           13,587           10,625          12,253
06/30/2006       12,588           13,583           10,654          12,264
07/31/2006       12,578           13,668           10,722          12,341
08/31/2006       12,802           14,022           10,794          12,566
09/30/2006       12,945           14,189           10,840          12,678
10/31/2006       13,287           14,710           10,880          12,975
11/30/2006       13,544           15,071           10,930          13,190
12/31/2006       13,707           15,377           10,951          13,361
01/31/2007       13,891           15,558           10,993          13,476
02/28/2007       13,870           15,477           11,053          13,464
03/31/2007       14,023           15,761           11,092          13,630
04/30/2007       14,359           16,456           11,129          14,009
05/31/2007       14,695           16,917           11,138          14,249
06/30/2007       14,604           16,786           11,179          14,204
07/31/2007       14,333           16,415           11,258          14,055
08/31/2007       14,365           16,402           11,358          14,099
09/30/2007       14,683           17,182           11,422          14,533
10/31/2007       14,969           17,709           11,471          14,826
11/30/2007       14,463           16,985           11,579          14,518
12/31/2007       14,381           16,766           11,613          14,422
01/31/2008       13,877           15,485           11,753          13,831
02/29/2008       13,743           15,395           11,816          13,812
03/31/2008       13,708           15,248           11,816          13,733
04/30/2008       14,100           16,049           11,773          14,146
05/31/2008       14,291           16,294           11,735          14,257
06/30/2008       13,528           14,994           11,740          13,577
07/31/2008       13,438           14,628           11,804          13,408
08/31/2008       13,348           14,423           11,858          13,319
09/30/2008       12,419           12,707           11,937          12,404
10/31/2008       10,779           10,298           12,085          11,055
11/30/2008       10,293            9,631           12,167          10,656
12/31/2008       10,680            9,940           12,257          10,892
01/31/2009        9,959            9,069           12,283          10,329
02/28/2009        9,296            8,141           12,302           9,701
03/31/2009        9,946            8,755           12,352          10,156
04/30/2009       10,851            9,737           12,361          10,842
05/31/2009       11,527           10,619           12,386          11,440
06/30/2009       11,531           10,572           12,397          11,413
07/31/2009       12,245           11,467           12,427          12,004
08/31/2009       12,614           11,940           12,458          12,313
09/30/2009       13,064           12,416           12,487          12,619
10/31/2009       12,821           12,195           12,499          12,490
11/30/2009       13,192           12,693           12,538          12,811
12/31/2009       13,405           12,921           12,510          12,938
01/31/2010       13,149           12,387           12,543          12,631
02/28/2010       13,371           12,562           12,581          12,753
03/31/2010       13,955           13,340           12,580          13,227
04/30/2010       14,177           13,342           12,578          13,227
05/31/2010       13,361           12,064           12,628          12,488
06/30/2010       13,039           11,650           12,642          12,236
07/31/2010       13,754           12,595           12,669          12,842
08/31/2010       13,390           12,124           12,698          12,566
09/30/2010       14,286           13,255           12,691          13,266
10/31/2010       14,650           13,749           12,704          13,568
11/30/2010       14,521           13,452           12,672          13,379
12/31/2010       15,247           14,441           12,678          13,972
01/31/2011       15,414           14,767           12,679          14,161
02/28/2011       15,758           15,284           12,675          14,457
03/31/2011       15,846           15,134           12,668          14,369
04/30/2011       16,298           15,777           12,690          14,745
05/31/2011       16,120           15,449           12,725          14,577
06/30/2011       15,951           15,205           12,730          14,441
07/31/2011       15,819           14,929           12,744          14,291
08/31/2011       15,125           13,877           12,817          13,719
09/30/2011       14,045           12,679           12,816          13,008
10/31/2011       15,139           13,990           12,804          13,811
11/30/2011       14,947           13,649           12,787          13,601
12/31/2011       14,918           13,641           12,859          13,627
01/31/2012       15,600           14,326           12,895          14,052
02/29/2012       16,062           15,025           12,912          14,472
03/31/2012       16,170           15,219           12,909          14,582
04/30/2012       16,072           15,046           12,920          14,487
05/31/2012       15,207           13,747           12,915          13,735
06/30/2012       15,671           14,447           12,930          14,161
07/31/2012       15,769           14,633           12,953          14,280          Global 60/40 Composite Index (MSCI/
08/31/2012       16,088           15,004           12,984          14,511          Citigroup) is an unmanaged
09/30/2012       16,443           15,416           12,999          14,757          hypothetical Index composed of 60%
10/31/2012       16,406           15,312           13,006          14,701          MSCI World Index (net dividends) and
11/30/2012       16,541           15,508           13,024          14,822          40% Citigroup World Government Bond
12/31/2012       16,866           15,800           13,034          14,994          Index, 1-3 Years, Currency-Hedged in
01/31/2013       17,363           16,605           13,038          15,454          USD Terms.
02/28/2013       17,425           16,632           13,054          15,476
03/31/2013       17,746           17,022           13,063          15,698          Past performance is not predictive of
04/30/2013       17,995           17,558           13,089          16,008          future performance.
05/31/2013       18,020           17,564           13,074          16,004
06/30/2013       17,651           17,132           13,060          15,760          The returns shown do not reflect the
07/31/2013       18,302           18,034           13,084          16,270          deduction of taxes that a shareholder
08/31/2013       17,964           17,650           13,079          16,059          would pay on fund distributions or the
09/30/2013       18,647           18,532           13,104          16,554          redemption of fund shares.
10/31/2013       19,137           19,258           13,128          16,955
                                                                                   Data includes composite data from
                                                                                   multiple sources; see data descriptions
          Average Annual         One         Five            From                  for additional details. MSCI data
          Total Return           Year        Years        12/24/2003               copyright MSCI 2013, all rights reserved.
          -----------------------------------------------------------------        Citigroup bond indices copyright 2013
                                16.65%       12.16%         6.81%                  by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 60/40 PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 60/40 COMPOSITE INDEX (MSCI/CITIGROUP)
December 24, 2003-October 31, 2013

                                    [CHART]

                                                 Citi World
                  Global                      Government Bond   Global 60/40
                  60/40                       Index,1-3 Years,   Composite
               Portfolio-       MSCI World    Currency -Hedged     Index
                Class R2      Index (net div.)  in USD Terms    (MSCI/Citigroup)
             --------------  ---------------  ---------------  ----------------
12/24/2003      $10,000          $10,000           $10,000        $10,000
12/31/2003       10,110           10,196            10,004         10,046
01/31/2004       10,190           10,359            10,027         10,152
02/29/2004       10,350           10,533            10,069         10,271
03/31/2004       10,398           10,463            10,091         10,239
04/30/2004       10,138           10,248            10,051         10,097
05/31/2004       10,168           10,342            10,051         10,152
06/30/2004       10,370           10,554            10,053         10,278
07/31/2004       10,159           10,210            10,078         10,087
08/31/2004       10,240           10,254            10,128         10,134
09/30/2004       10,414           10,448            10,136         10,252
10/31/2004       10,555           10,704            10,169         10,416
11/30/2004       10,929           11,266            10,181         10,749
12/31/2004       11,205           11,696            10,198         11,002
01/31/2005       11,083           11,433            10,222         10,864
02/28/2005       11,276           11,795            10,225         11,072
03/31/2005       11,119           11,567            10,248         10,954
04/30/2005       10,957           11,315            10,303         10,834
05/31/2005       11,181           11,516            10,345         10,967
06/30/2005       11,323           11,616            10,384         11,040
07/31/2005       11,630           12,022            10,380         11,270
08/31/2005       11,681           12,112            10,423         11,339
09/30/2005       11,783           12,427            10,424         11,517
10/31/2005       11,599           12,125            10,429         11,351
11/30/2005       11,865           12,529            10,459         11,591
12/31/2005       11,996           12,807            10,495         11,762
01/31/2006       12,400           13,379            10,524         12,089
02/28/2006       12,421           13,359            10,543         12,088
03/31/2006       12,623           13,653            10,553         12,252
04/30/2006       12,814           14,067            10,591         12,492
05/31/2006       12,538           13,587            10,625         12,253
06/30/2006       12,529           13,583            10,654         12,264
07/31/2006       12,519           13,668            10,722         12,341
08/31/2006       12,732           14,022            10,794         12,566
09/30/2006       12,881           14,189            10,840         12,678
10/31/2006       13,211           14,710            10,880         12,975
11/30/2006       13,466           15,071            10,930         13,190
12/31/2006       13,623           15,377            10,951         13,361
01/31/2007       13,807           15,558            10,993         13,476
02/28/2007       13,774           15,477            11,053         13,464
03/31/2007       13,925           15,761            11,092         13,630
04/30/2007       14,249           16,456            11,129         14,009
05/31/2007       14,583           16,917            11,138         14,249
06/30/2007       14,497           16,786            11,179         14,204
07/31/2007       14,216           16,415            11,258         14,055
08/31/2007       14,248           16,402            11,358         14,099
09/30/2007       14,560           17,182            11,422         14,533
10/31/2007       14,844           17,709            11,471         14,826
11/30/2007       14,342           16,985            11,579         14,518
12/31/2007       14,250           16,766            11,613         14,422
01/31/2008       13,752           15,485            11,753         13,831
02/29/2008       13,619           15,395            11,816         13,812
03/31/2008       13,586           15,248            11,816         13,733
04/30/2008       13,963           16,049            11,773         14,146
05/31/2008       14,151           16,294            11,735         14,257
06/30/2008       13,399           14,994            11,740         13,577
07/31/2008       13,299           14,628            11,804         13,408
08/31/2008       13,210           14,423            11,858         13,319
09/30/2008       12,286           12,707            11,937         12,404
10/31/2008       10,666           10,298            12,085         11,055
11/30/2008       10,175            9,631            12,167         10,656
12/31/2008       10,556            9,940            12,257         10,892
01/31/2009        9,847            9,069            12,283         10,329
02/28/2009        9,194            8,141            12,302          9,701
03/31/2009        9,834            8,755            12,352         10,156
04/30/2009       10,724            9,737            12,361         10,842
05/31/2009       11,389           10,619            12,386         11,440
06/30/2009       11,388           10,572            12,397         11,413
07/31/2009       12,078           11,467            12,427         12,004
08/31/2009       12,440           11,940            12,458         12,313
09/30/2009       12,885           12,416            12,487         12,619
10/31/2009       12,635           12,195            12,499         12,490
11/30/2009       13,010           12,693            12,538         12,811
12/31/2009       13,212           12,921            12,510         12,938
01/31/2010       12,961           12,387            12,543         12,631
02/28/2010       13,178           12,562            12,581         12,753
03/31/2010       13,754           13,340            12,580         13,227
04/30/2010       13,971           13,342            12,578         13,227
05/31/2010       13,160           12,064            12,628         12,488
06/30/2010       12,837           11,650            12,642         12,236
07/31/2010       13,548           12,595            12,669         12,842
08/31/2010       13,170           12,124            12,698         12,566
09/30/2010       14,048           13,255            12,691         13,266
10/31/2010       14,405           13,749            12,704         13,568
11/30/2010       14,290           13,452            12,672         13,379
12/31/2010       14,988           14,441            12,678         13,972
01/31/2011       15,150           14,767            12,679         14,161
02/28/2011       15,487           15,284            12,675         14,457
03/31/2011       15,567           15,134            12,668         14,369
04/30/2011       16,009           15,777            12,690         14,745
05/31/2011       15,835           15,449            12,725         14,577
06/30/2011       15,659           15,205            12,730         14,441
07/31/2011       15,519           14,929            12,744         14,291
08/31/2011       14,841           13,877            12,817         13,719
09/30/2011       13,776           12,679            12,816         13,008
10/31/2011       14,855           13,990            12,804         13,811
11/30/2011       14,656           13,649            12,787         13,601
12/31/2011       14,631           13,641            12,859         13,627
01/31/2012       15,283           14,326            12,895         14,052
02/29/2012       15,746           15,025            12,912         14,472
03/31/2012       15,841           15,219            12,909         14,582
04/30/2012       15,746           15,046            12,920         14,487
05/31/2012       14,891           13,747            12,915         13,735
06/30/2012       15,335           14,447            12,930         14,161           Global 60/40 Composite Index (MSCI/
07/31/2012       15,442           14,633            12,953         14,280           Citigroup) is an unmanaged
08/31/2012       15,741           15,004            12,984         14,511           hypothetical Index composed of 60%
09/30/2012       16,075           15,416            12,999         14,757           MSCI World Index (net dividends) and
10/31/2012       16,052           15,312            13,006         14,701           40% Citigroup World Government Bond
11/30/2012       16,183           15,508            13,024         14,822           Index, 1-3 Years, Currency-Hedged in
12/31/2012       16,486           15,800            13,034         14,994           USD Terms.
01/31/2013       16,970           16,605            13,038         15,454
02/28/2013       17,030           16,632            13,054         15,476           Past performance is not predictive of
03/31/2013       17,347           17,022            13,063         15,698           future performance.
04/30/2013       17,577           17,558            13,089         16,008
05/31/2013       17,601           17,564            13,074         16,004           The returns shown do not reflect the
06/30/2013       17,232           17,132            13,060         15,760           deduction of taxes that a shareholder
07/31/2013       17,864           18,034            13,084         16,270           would pay on fund distributions or the
08/31/2013       17,523           17,650            13,079         16,059           redemption of fund shares.
09/30/2013       18,200           18,532            13,104         16,554
10/31/2013       18,675           19,258            13,128         16,955           Data includes composite data from
                                                                                    multiple sources; see data descriptions
           Average Annual         One         Five            From                  for additional details. MSCI data
           Total Return           Year        Years        12/24/2003               copyright MSCI 2013, all rights reserved.
           -----------------------------------------------------------------        Citigroup bond indices copyright 2013
                                 16.35%       11.85%         6.55%                  by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/CITIGROUP)
December 24, 2003-October 31, 2013

                              [CHART]

                  Global                        Citi World
                  25/75                       Government Bond   Global 25/75
                 Portfolio                    Index,1-3 Years,   Composite
            - Institutional     MSCI World    Currency -Hedged     Index
                  Class      Index (net div.)  in USD Terms    (MSCI/Citigroup)
             --------------  ---------------  ---------------  ----------------
12/24/2003      $10,000         $10,000          $10,000          $10,000
12/31/2003       10,040          10,196           10,004           10,022
01/31/2004       10,130          10,359           10,027           10,079
02/29/2004       10,240          10,533           10,069           10,153
03/31/2004       10,299          10,463           10,091           10,153
04/30/2004       10,078          10,248           10,051           10,071
05/31/2004       10,078          10,342           10,051           10,093
06/30/2004       10,170          10,554           10,053           10,147
07/31/2004       10,109          10,210           10,078           10,083
08/31/2004       10,210          10,254           10,128           10,132
09/30/2004       10,290          10,448           10,136           10,185
10/31/2004       10,371          10,704           10,169           10,273
11/30/2004       10,472          11,266           10,181           10,417
12/31/2004       10,604          11,696           10,198           10,529
01/31/2005       10,564          11,433           10,222           10,489
02/28/2005       10,615          11,795           10,225           10,574
03/31/2005       10,546          11,567           10,248           10,541
04/30/2005       10,526          11,315           10,303           10,526
05/31/2005       10,658          11,516           10,345           10,605
06/30/2005       10,740          11,616           10,384           10,657
07/31/2005       10,843          12,022           10,380           10,747
08/31/2005       10,904          12,112           10,423           10,801
09/30/2005       10,914          12,427           10,424           10,872
10/31/2005       10,842          12,125           10,429           10,810
11/30/2005       10,966          12,529           10,459           10,923
12/31/2005       11,028          12,807           10,495           11,012
01/31/2006       11,197          13,379           10,524           11,158
02/28/2006       11,218          13,359           10,543           11,169
03/31/2006       11,297          13,653           10,553           11,238
04/30/2006       11,382          14,067           10,591           11,354
05/31/2006       11,308          13,587           10,625           11,284
06/30/2006       11,330          13,583           10,654           11,306
07/31/2006       11,362          13,668           10,722           11,378
08/31/2006       11,489          14,022           10,794           11,509
09/30/2006       11,564          14,189           10,840           11,581
10/31/2006       11,712          14,710           10,880           11,719
11/30/2006       11,840          15,071           10,930           11,830
12/31/2006       11,912          15,377           10,951           11,908
01/31/2007       12,009          15,558           10,993           11,977
02/28/2007       12,041          15,477           11,053           12,011
03/31/2007       12,128          15,761           11,092           12,098
04/30/2007       12,268          16,456           11,129           12,261
05/31/2007       12,408          16,917           11,138           12,354
06/30/2007       12,405          16,786           11,179           12,364
07/31/2007       12,341          16,415           11,258           12,362
08/31/2007       12,405          16,402           11,358           12,442
09/30/2007       12,543          17,182           11,422           12,642
10/31/2007       12,685          17,709           11,471           12,780
11/30/2007       12,532          16,985           11,579           12,739
12/31/2007       12,532          16,766           11,613           12,726
01/31/2008       12,387          15,485           11,753           12,598
02/29/2008       12,365          15,395           11,816           12,631
03/31/2008       12,353          15,248           11,816           12,601
04/30/2008       12,487          16,049           11,773           12,732
05/31/2008       12,554          16,294           11,735           12,749
06/30/2008       12,288          14,994           11,740           12,499
07/31/2008       12,288          14,628           11,804           12,474
08/31/2008       12,311          14,423           11,858           12,473
09/30/2008       11,924          12,707           11,937           12,164
10/31/2008       11,335          10,298           12,085           11,701
11/30/2008       11,210           9,631           12,167           11,572
12/31/2008       11,442           9,940           12,257           11,729
01/31/2009       11,154           9,069           12,283           11,490
02/28/2009       10,819           8,141           12,302           11,210
03/31/2009       11,214           8,755           12,352           11,455
04/30/2009       11,652           9,737           12,361           11,783
05/31/2009       11,998          10,619           12,386           12,067
06/30/2009       12,039          10,572           12,397           12,061
07/31/2009       12,387          11,467           12,427           12,339
08/31/2009       12,596          11,940           12,458           12,489
09/30/2009       12,830          12,416           12,487           12,635
10/31/2009       12,771          12,195           12,499           12,588
11/30/2009       13,005          12,693           12,538           12,746
12/31/2009       13,030          12,921           12,510           12,782
01/31/2010       13,007          12,387           12,543           12,675
02/28/2010       13,102          12,562           12,581           12,749
03/31/2010       13,328          13,340           12,580           12,946
04/30/2010       13,495          13,342           12,578           12,944
05/31/2010       13,174          12,064           12,628           12,673
06/30/2010       13,097          11,650           12,642           12,575
07/31/2010       13,431          12,595           12,669           12,850
08/31/2010       13,336          12,124           12,698           12,752
09/30/2010       13,737          13,255           12,691           13,044
10/31/2010       13,942          13,749           12,704           13,175
11/30/2010       13,858          13,452           12,672           13,080
12/31/2010       14,088          14,441           12,678           13,325
01/31/2011       14,185          14,767           12,679           13,401
02/28/2011       14,330          15,284           12,675           13,515
03/31/2011       14,375          15,134           12,668           13,476
04/30/2011       14,606          15,777           12,690           13,636
05/31/2011       14,582          15,449           12,725           13,594
06/30/2011       14,536          15,205           12,730           13,544
07/31/2011       14,573          14,929           12,744           13,494
08/31/2011       14,341          13,877           12,817           13,315
09/30/2011       13,925          12,679           12,816           13,026
10/31/2011       14,392          13,990           12,804           13,354
11/30/2011       14,318          13,649           12,787           13,259
12/31/2011       14,318          13,641           12,859           13,314
01/31/2012       14,652          14,326           12,895           13,509
02/29/2012       14,825          15,025           12,912           13,687
03/31/2012       14,869          15,219           12,909           13,728
04/30/2012       14,881          15,046           12,920           13,698
05/31/2012       14,608          13,747           12,915           13,398
06/30/2012       14,767          14,447           12,930           13,581
07/31/2012       14,866          14,633           12,953           13,642          Global 25/75 Composite Index (MSCI/
08/31/2012       14,991          15,004           12,984           13,754          Citigroup) is an unmanaged
09/30/2012       15,143          15,416           12,999           13,860          hypothetical Index composed of 25%
10/31/2012       15,143          15,312           13,006           13,842          MSCI World Index (net dividends) and
11/30/2012       15,219          15,508           13,024           13,901          75% Citigroup World Government Bond
12/31/2012       15,320          15,800           13,034           13,974          Index, 1-3 Years, Currency-Hedged in
01/31/2013       15,497          16,605           13,038           14,155          USD Terms.
02/28/2013       15,547          16,632           13,054           14,174
03/31/2013       15,685          17,022           13,063           14,264          Past performance is not predictive of
04/30/2013       15,798          17,558           13,089           14,398          future performance.
05/31/2013       15,735          17,564           13,074           14,387
06/30/2013       15,516          17,132           13,060           14,287          The returns shown do not reflect the
07/31/2013       15,782          18,034           13,084           14,495          deduction of taxes that a shareholder
08/31/2013       15,630          17,650           13,079           14,413          would pay on fund distributions or the
09/30/2013       15,907          18,532           13,104           14,614          redemption of fund shares.
10/31/2013       16,110          19,258           13,128           14,778
                                                                                   Data includes composite data from
                                                                                   multiple sources; see data descriptions
           Average Annual         One         Five           From                  for additional details. MSCI data
           Total Return           Year        Years       12/24/2003               copyright MSCI 2013, all rights reserved.
           ----------------------------------------------------------------        Citigroup bond indices copyright 2013
                                  6.38%       7.28%         4.96%                  by Citigroup.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL ALLOCATION 25/75 PORTFOLIO -- CLASS R2 VS.
MSCI WORLD INDEX (NET DIVIDENDS),
CITIGROUP WORLD GOVERNMENT BOND INDEX, 1-3 YEARS, CURRENCY-HEDGED IN USD TERMS, GLOBAL 25/75 COMPOSITE INDEX (MSCI/CITIGROUP)
December 24, 2003-October 31, 2013

                                    [CHART]

                                               Citi World
                 Global                      Government Bond    Global 25/75
                 25/75                      Index,1-3 Years,     Composite
               Portfolio -     MSCI World     Currency -Hedged     Index
                Class R2     Index (net div.)  in USD Terms   (MSCI/Citigroup)
             --------------  ---------------  ---------------  ----------------
12/24/2003     $10,000          $10,000          $10,000          $10,000
12/31/2003      10,040           10,196           10,004           10,022
01/31/2004      10,130           10,359           10,027           10,079
02/29/2004      10,240           10,533           10,069           10,153
03/31/2004      10,292           10,463           10,091           10,153
04/30/2004      10,061           10,248           10,051           10,071
05/31/2004      10,061           10,342           10,051           10,093
06/30/2004      10,150           10,554           10,053           10,147
07/31/2004      10,090           10,210           10,078           10,083
08/31/2004      10,190           10,254           10,128           10,132
09/30/2004      10,262           10,448           10,136           10,185
10/31/2004      10,353           10,704           10,169           10,273
11/30/2004      10,444           11,266           10,181           10,417
12/31/2004      10,574           11,696           10,198           10,529
01/31/2005      10,543           11,433           10,222           10,489
02/28/2005      10,594           11,795           10,225           10,574
03/31/2005      10,513           11,567           10,248           10,541
04/30/2005      10,502           11,315           10,303           10,526
05/31/2005      10,625           11,516           10,345           10,605
06/30/2005      10,706           11,616           10,384           10,657
07/31/2005      10,799           12,022           10,380           10,747
08/31/2005      10,860           12,112           10,423           10,801
09/30/2005      10,870           12,427           10,424           10,872
10/31/2005      10,798           12,125           10,429           10,810
11/30/2005      10,911           12,529           10,459           10,923
12/31/2005      10,971           12,807           10,495           11,012
01/31/2006      11,140           13,379           10,524           11,158
02/28/2006      11,161           13,359           10,543           11,169
03/31/2006      11,239           13,653           10,553           11,238
04/30/2006      11,323           14,067           10,591           11,354
05/31/2006      11,249           13,587           10,625           11,284
06/30/2006      11,260           13,583           10,654           11,306
07/31/2006      11,292           13,668           10,722           11,378
08/31/2006      11,419           14,022           10,794           11,509
09/30/2006      11,493           14,189           10,840           11,581
10/31/2006      11,641           14,710           10,880           11,719
11/30/2006      11,757           15,071           10,930           11,830
12/31/2006      11,830           15,377           10,951           11,908
01/31/2007      11,927           15,558           10,993           11,977
02/28/2007      11,948           15,477           11,053           12,011
03/31/2007      12,034           15,761           11,092           12,098
04/30/2007      12,163           16,456           11,129           12,261
05/31/2007      12,302           16,917           11,138           12,354
06/30/2007      12,302           16,786           11,179           12,364
07/31/2007      12,238           16,415           11,258           12,362
08/31/2007      12,292           16,402           11,358           12,442
09/30/2007      12,432           17,182           11,422           12,642
10/31/2007      12,563           17,709           11,471           12,780
11/30/2007      12,411           16,985           11,579           12,739
12/31/2007      12,408           16,766           11,613           12,726
01/31/2008      12,264           15,485           11,753           12,598
02/29/2008      12,231           15,395           11,816           12,631
03/31/2008      12,221           15,248           11,816           12,601
04/30/2008      12,342           16,049           11,773           12,732
05/31/2008      12,409           16,294           11,735           12,749
06/30/2008      12,141           14,994           11,740           12,499
07/31/2008      12,130           14,628           11,804           12,474
08/31/2008      12,163           14,423           11,858           12,473
09/30/2008      11,763           12,707           11,937           12,164
10/31/2008      11,194           10,298           12,085           11,701
11/30/2008      11,060            9,631           12,167           11,572
12/31/2008      11,289            9,940           12,257           11,729
01/31/2009      10,995            9,069           12,283           11,490
02/28/2009      10,678            8,141           12,302           11,210
03/31/2009      11,052            8,755           12,352           11,455
04/30/2009      11,493            9,737           12,361           11,783
05/31/2009      11,822           10,619           12,386           12,067
06/30/2009      11,862           10,572           12,397           12,061
07/31/2009      12,204           11,467           12,427           12,339
08/31/2009      12,397           11,940           12,458           12,489
09/30/2009      12,628           12,416           12,487           12,635
10/31/2009      12,559           12,195           12,499           12,588
11/30/2009      12,800           12,693           12,538           12,746
12/31/2009      12,816           12,921           12,510           12,782
01/31/2010      12,793           12,387           12,543           12,675
02/28/2010      12,874           12,562           12,581           12,749
03/31/2010      13,110           13,340           12,580           12,946
04/30/2010      13,261           13,342           12,578           12,944
05/31/2010      12,947           12,064           12,628           12,673
06/30/2010      12,873           11,650           12,642           12,575
07/31/2010      13,165           12,595           12,669           12,850
08/31/2010      13,071           12,124           12,698           12,752
09/30/2010      13,453           13,255           12,691           13,044
10/31/2010      13,652           13,749           12,704           13,175
11/30/2010      13,570           13,452           12,672           13,080
12/31/2010      13,784           14,441           12,678           13,325
01/31/2011      13,878           14,767           12,679           13,401
02/28/2011      14,008           15,284           12,675           13,515
03/31/2011      14,041           15,134           12,668           13,476
04/30/2011      14,266           15,777           12,690           13,636
05/31/2011      14,242           15,449           12,725           13,594
06/30/2011      14,181           15,205           12,730           13,544
07/31/2011      14,216           14,929           12,744           13,494
08/31/2011      13,991           13,877           12,817           13,315
09/30/2011      13,570           12,679           12,816           13,026
10/31/2011      14,022           13,990           12,804           13,354
11/30/2011      13,939           13,649           12,787           13,259
12/31/2011      13,944           13,641           12,859           13,314
01/31/2012      14,256           14,326           12,895           13,509
02/29/2012      14,436           15,025           12,912           13,687
03/31/2012      14,470           15,219           12,909           13,728
04/30/2012      14,482           15,046           12,920           13,698
05/31/2012      14,206           13,747           12,915           13,398
06/30/2012      14,351           14,447           12,930           13,581          Global 25/75 Composite Index (MSCI/
07/31/2012      14,447           14,633           12,953           13,642          Citigroup) is an unmanaged
08/31/2012      14,568           15,004           12,984           13,754          hypothetical Index composed of 25%
09/30/2012      14,716           15,416           12,999           13,860          MSCI World Index (net dividends) and
10/31/2012      14,704           15,312           13,006           13,842          75% Citigroup World Government Bond
11/30/2012      14,777           15,508           13,024           13,901          Index, 1-3 Years, Currency-Hedged in
12/31/2012      14,873           15,800           13,034           13,974          USD Terms.
01/31/2013      15,043           16,605           13,038           14,155
02/28/2013      15,092           16,632           13,054           14,174          Past performance is not predictive of
03/31/2013      15,207           17,022           13,063           14,264          future performance.
04/30/2013      15,316           17,558           13,089           14,398
05/31/2013      15,255           17,564           13,074           14,387          The returns shown do not reflect the
06/30/2013      15,046           17,132           13,060           14,287          deduction of taxes that a shareholder
07/31/2013      15,291           18,034           13,084           14,495          would pay on fund distributions or the
08/31/2013      15,132           17,650           13,079           14,413          redemption of fund shares.
09/30/2013      15,412           18,532           13,104           14,614
10/31/2013      15,608           19,258           13,128           14,778          Data includes composite data from
                                                                                   multiple sources; see data descriptions
           Average Annual         One         Five           From                  for additional details. MSCI data
           Total Return           Year        Years       12/24/2003               copyright MSCI 2013, all rights reserved.
           ----------------------------------------------------------------        Citigroup bond indices copyright 2013
                                  6.15%       6.87%         4.62%                  by Citigroup.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index /SM/........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------
                                                U.S. Dollar Return
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------
                                                  U.S. Dollar Return
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 Months Ended October 31, 2013
                          --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Currency Return U.S. Dollar Return
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

 Fixed Income Market Review                  12 Months Ended October 31, 2013

   U.S. and developed international fixed income markets generally experienced rising interest rates for the year ended October 31, 2013. Throughout the year the U.S. Federal Reserve and other major central banks maintained historically low target short-term rates. This combination led to steepening yield curves in much of the developed world. On average, investment grade credit did well for the year, outperforming government bonds of similar duration. The one-month Treasury bill yield finished the fiscal year at 0.03%, while the yield on 10-year U.S. Treasury notes increased to 2.56%.

                                       October 31, 2012 October 31, 2013 Change
                                       ---------------- ---------------- ------
 One-Month Treasury Bill (yield)......       0.09%            0.03%      -0.06%
 Ten-Year U.S. Treasury Notes (yield).       1.69%            2.56%       0.87%

----------
Source: Bloomberg.

   There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the fiscal year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than in others. For the 12 months ended October 31, 2013, total returns were 0.10 % for three-month U.S. Treasury bills, -0.74% for five-year U.S. Treasury notes, and -11.69% for 30-year U.S. Treasury bonds (Source: Barclays Treasury Bellwethers).

   Some of Dimensional Fund Advisors LP's ("Dimensional" or the "Advisor") fixed income strategies are based on a variable-maturity strategy that identifies a maturity range with favorable risk-adjusted expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher expected returns associated with longer maturities. During the period under review, the portfolios employing the variable-maturity strategy continued to take term risk, reflecting the upward-sloping eligible yield curves.

   Some fixed income strategies are based on an approach that varies exposure to credit risk. When credit spreads are narrow, higher-quality securities are believed to offer the more attractive opportunity on a risk-adjusted basis. When credit spreads are wide, additional credit risk is taken to achieve the higher expected returns associated with increased risk. During the period under review, the portfolios employing the variable credit approach continued to take market-like credit risk, reflecting a wide credit spread environment.

 Global Equity Portfolio                     12 Months Ended October 31, 2013

   The Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") that invest in domestic and international equity securities. As of the date of this report, the Portfolio's investment in the domestic funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio's investment in the international funds include the International Core Equity Portfolio, the Emerging Markets Core Equity Portfolio and The Canadian Small Company Series (collectively, the "Equity Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Equity Underlying Funds held approximately 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2013, total returns were 29.19% for the Portfolio's Institutional Class shares, 28.87% for the Portfolio's Class R2 shares, and 25.77% for the MSCI World Index (net dividends). As a result of the Equity Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity markets rather than the behavior of a limited group of stocks in a particular industry or country. The Equity Underlying Funds invest in stocks across all size categories while the Index primarily holds large and mid-cap stocks. The Portfolio, through the Equity Underlying Funds, had greater exposure than the Index to value stocks, as measured by book-to-market ratio, and greater exposure to U.S. stocks. This emphasis on small cap and value stocks, particularly in the U.S., was primarily responsible for the Portfolio's outperformance relative to the Index as small cap stocks and value stocks generally outperformed during the period. The Portfolio's allocation to emerging markets, which underperformed and are not included in the Index, partly offset the Portfolio's relative outperformance.

Global Allocation 60/40 Portfolio

   The Global Allocation 60/40 Portfolio seeks capital appreciation and current income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. As of the date of this report, the Portfolio's investment in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investment in international equity funds include the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investment in fixed income funds include the DFA Short-Term Extended Quality Portfolio, the DFA Five-Year Global Fixed Income Portfolio, the DFA Inflation Protected Securities Portfolio, the DFA Selectively Hedged Global Fixed Income Portfolio, the DFA Intermediate-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Equity and Fixed Income Underlying Funds held more than 12,000 equity securities in 44 countries and approximately 1,000 fixed income securities in 18 countries, excluding supranationals.

   For the 12 months ended October 31, 2013, total returns were 16.65% for the Portfolio's Institutional Class shares, 16.35% for the Portfolio's Class R2 shares, and 15.33% for a hypothetical composite index composed of 60% MSCI World Index (net dividends) and 40% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry, country, or asset class. The Portfolio's outperformance relative to the Index was driven by its equity component, which outperformed the Index's equity component. This was partly offset by the Portfolio's fixed income component, which underperformed the Index's fixed income component.

   The Portfolio's equity component, through the Equity Underlying Funds, invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. The Portfolio, through the Equity Underlying Funds, had greater exposure than the Index to value stocks, as measured by book-to-market ratio, and greater exposure to U.S. stocks. This emphasis on small cap and value stocks, particularly in the U.S., was primarily responsible for the Portfolio's outperformance relative to the Index as small cap stocks and value stocks generally outperformed during the period. The Portfolio's allocation to emerging markets, which underperformed and are not included in the Index, partly offset the Portfolio's outperformance.

   The underperformance of the Portfolio's fixed income component, relative to the fixed income component of the Index, was primarily due to the longer duration of the Portfolio's fixed income component during a period of rising nominal and real interest rates. This was partly offset by the Portfolio's exposure to corporate bonds, which outperformed the fixed income component of the Index and are not represented in the fixed income benchmark, positively contributing to the Portfolio's relative performance.

Global Allocation 25/75 Portfolio

   The Global Allocation 25/75 Portfolio seeks total return consistent with current income and preservation of capital with some capital appreciation by investing in a combination of mutual funds managed by Dimensional. The Portfolio allocates the majority of its assets to fixed income funds, but also invests a portion of its assets in domestic and international equity funds. As of the date of this report, the Portfolio's investment in domestic equity funds include the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio's investment in international equity funds include the International Core Equity Portfolio and the Emerging Markets Core Equity Portfolio (collectively, the "Equity Underlying Funds"); and the Portfolio's investment in fixed income funds include the DFA Two-Year Global Fixed Income Portfolio, the DFA Inflation-Protected Securities Portfolio, the DFA Short-Term Extended Quality Portfolio, and the DFA World ex U.S. Government Fixed Income Portfolio (collectively with the Equity Underlying Funds, the "Equity and Fixed Income Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Equity and Fixed Income Underlying Funds held more than 11,000 equity securities in 44 countries and approximately 500 fixed income securities in 18 countries, excluding supranationals.

   For the 12 months ended October 31, 2013, total returns were 6.38% for the Portfolio's Institutional Class shares, 6.15% for the Portfolio's Class R2 shares, and 6.76% for a hypothetical composite index composed of 25% MSCI World Index (net dividends) and 75% Citigroup World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms. As a result of the Equity and Fixed Income Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in global equity and fixed income markets rather than the behavior of a limited group of securities in a particular industry, country, or asset class.

   The Portfolio's underperformance relative to the composite index was attributable to underperformance in the Portfolio's fixed income component. This was partly offset by the Portfolio's equity component, which outperformed the composite index's equity component.

   The Portfolio's underperformance was primarily due to the longer duration of the Portfolio's fixed income component during a period of rising nominal and real interest rates. The Portfolio's exposure to corporate bonds, which are not represented in the fixed income benchmark, positively contributed to the Portfolio's relative performance.

   The equity component of the Portfolio, through the Equity Underlying Funds, invests in stocks across all size categories while the equity component of the Index primarily holds large cap and mid-cap stocks. The Portfolio, through the Equity Underlying Funds, had greater exposure than the Index to value stocks, as measured by book-to-market ratio, and greater exposure to U.S. stocks. This emphasis on small cap and value, particularly in the U.S., was primarily responsible for outperformance of the Portfolio's equity component relative to the equity component of the Index as small cap stocks and value stocks generally outperformed during the period. The Portfolio's allocation to emerging markets, which underperformed and are not included in the Index, partly offset the outperformance.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                          Six Months Ended October 31, 2013
     EXPENSE TABLES
                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    05/01/13  10/31/13    Ratio*   Period*
                                    --------- --------- ---------- --------
     Global Equity Portfolio**
     -------------------------
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,117.00    0.55%    $2.93
      Institutional Class Shares... $1,000.00 $1,118.60    0.31%    $1.66
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,022.43    0.55%    $2.80
      Institutional Class Shares... $1,000.00 $1,023.64    0.31%    $1.58

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/13  10/31/13    Ratio*   Period*
                                       --------- --------- ---------- --------
  Global Allocation 60/40 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,062.50    0.53%    $2.76
   Institutional Class Shares......... $1,000.00 $1,063.40    0.29%    $1.51
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.53    0.53%    $2.70
   Institutional Class Shares......... $1,000.00 $1,023.74    0.29%    $1.48

  Global Allocation 25/75 Portfolio**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,019.00    0.50%    $2.54
   Institutional Class Shares......... $1,000.00 $1,019.70    0.27%    $1.37
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,022.68    0.50%    $2.55
   Institutional Class Shares......... $1,000.00 $1,023.84    0.27%    $1.38

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                          Affiliated Investment Companies
                                          -------------------------------
       Global Equity Portfolio...........              100.0%
       Global Allocation 60/40 Portfolio.              100.0%
       Global Allocation 25/75 Portfolio.              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                            Shares       Value+
                                                          ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 91,362,984 $1,427,089,817
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 64,979,426    816,791,386
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.................... 30,274,111    476,514,508
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 12,783,458    256,819,671
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc....................  1,612,411     44,776,657
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company.......................                     1,026
                                                                     --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $2,059,001,959)...............................             3,021,993,065
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $2,398,025)......................................  2,398,025      2,398,025
                                                                     --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $2,061,399,984)...............................            $3,024,391,090
                                                                     ==============

Summary of the Global Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $3,021,993,065   --      --    $3,021,993,065
 Temporary Cash Investments......      2,398,025   --      --         2,398,025
                                  --------------   --      --    --------------
 TOTAL........................... $3,024,391,090   --      --    $3,024,391,090
                                  ==============   ==      ==    ==============


                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                         Shares       Value+
                                                                       ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................. 33,599,899 $  524,830,427
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................. 23,963,007    301,215,002
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 27,330,125    279,040,577
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................. 17,165,387    186,416,104
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................. 11,228,266    176,732,905
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................................  4,752,972     95,487,216
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  8,356,684     93,093,458
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.................................  8,865,686     93,089,698
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.................................  4,525,042     46,653,185
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................  3,927,178     46,497,788
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.................................    581,685     16,153,393
                                                                                  --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,503,650,733)............................................             1,859,209,753
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $2,135,531)...................................................  2,135,531      2,135,531
                                                                                  --------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $1,505,786,264)............................................            $1,861,345,284
                                                                                  ==============

Summary of the Global Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                  ---------------------------------------------
                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $1,859,209,753   --      --    $1,859,209,753
 Temporary Cash Investments......      2,135,531   --      --         2,135,531
                                  --------------   --      --    --------------
 TOTAL........................... $1,861,345,284   --      --    $1,861,345,284
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                                                                        Shares      Value+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc................................ 15,362,167 $166,833,132
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................ 16,568,558  166,679,692
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc................................  4,289,387   67,000,221
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc................................  5,152,571   61,006,445
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  3,034,056   38,138,082
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................  1,445,531   22,752,653
Investment in DFA World ex U.S. Government Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................  2,136,308   22,025,340
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................    594,134   11,936,159
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc................................     78,713    2,185,851
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $505,656,219).............................................             558,557,575
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional Liquid Reserves, 0.073%
  (Cost $368,442)....................................................    368,442      368,442
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $506,024,661).............................................            $558,926,017
                                                                                 ============

Summary of the Global Fund's investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $558,557,575   --      --    $558,557,575
   Temporary Cash Investments......      368,442   --      --         368,442
                                    ------------   --      --    ------------
   TOTAL........................... $558,926,017   --      --    $558,926,017
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                               Global          Global
                                                                             Global Equity   Allocation      Allocation
                                                                               Portfolio   60/40 Portfolio 25/75 Portfolio
                                                                             ------------- --------------- ---------------
ASSETS:
Investments in Affiliated Investment Companies at Value..................... $  3,021,993   $  1,859,210    $    558,558
Temporary Cash Investments at Value & Cost..................................        2,398          2,136             368
Receivables:
  Interest..................................................................            1              1              --
  Fund Shares Sold..........................................................        2,785          3,147             546
Prepaid Expenses and Other Assets...........................................           81             53              87
                                                                             ------------   ------------    ------------
     Total Assets...........................................................    3,027,258      1,864,547         559,559
                                                                             ------------   ------------    ------------
LIABILITIES:
Payables:
  Affiliated Investment Companies Purchased.................................        1,648          1,636              --
  Fund Shares Redeemed......................................................        1,025            869             172
  Due to Advisor............................................................           12             29              14
Accrued Expenses and Other Liabilities......................................          145            102              46
                                                                             ------------   ------------    ------------
     Total Liabilities......................................................        2,830          2,636             232
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  3,024,428   $  1,861,911    $    559,327
                                                                             ============   ============    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $5,517; $14,140 and $2,215 and
 shares outstanding of 316,357; 923,189 and 173,763, respectively........... $      17.44   $      15.32    $      12.75
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  500,000,000    300,000,000     300,000,000
                                                                             ============   ============    ============
Institutional Class Shares -- based on net assets of $3,018,911; $1,847,771 and $557,112 and shares outstanding of 174,469,803; 121,230,415 and
 43,900,856, respectively................................................... $      17.30   $      15.24    $      12.69
                                                                             ============   ============    ============
NUMBER OF SHARES AUTHORIZED.................................................  700,000,000    500,000,000     300,000,000
                                                                             ============   ============    ============
Investments in Affiliated Investment Companies at Cost...................... $  2,059,002   $  1,503,651    $    505,656
                                                                             ============   ============    ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................. $  2,275,129   $  1,538,578    $    508,632
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).........................................................          (61)         1,181             643
Accumulated Net Realized Gain (Loss)........................................     (213,631)       (33,407)         (2,850)
Net Unrealized Appreciation (Depreciation)..................................      962,991        355,559          52,902
                                                                             ------------   ------------    ------------
NET ASSETS.................................................................. $  3,024,428   $  1,861,911    $    559,327
                                                                             ============   ============    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                            Global          Global
                                                                          Global Equity   Allocation      Allocation
                                                                           Portfolio*   60/40 Portfolio 25/75 Portfolio
                                                                          ------------- --------------- ---------------
Investment Income
  Net Investment Income Allocated from Affiliated Investment Companies:
    Income Distributions.................................................   $ 51,670       $ 31,430         $ 7,369
                                                                            --------       --------         -------
     Total Investment Income Received from Affiliated Investment
      Companies..........................................................     51,670         31,430           7,369
                                                                            --------       --------         -------
Fund Investment Income
  Interest...............................................................          3              2               1
                                                                            --------       --------         -------
Fund Expenses
  Administrative Services Fees...........................................      7,633          4,022             965
  Accounting & Transfer Agent Fees.......................................         49             42              33
  Shareholder Servicing Fees -- Class R2 Shares..........................         12             32               6
  Custodian Fees.........................................................          1              1               1
  Filing Fees............................................................         91             65              60
  Shareholders' Reports..................................................        118             66              13
  Directors'/Trustees' Fees & Expenses...................................         26             17               5
  Professional Fees......................................................         38             26              11
  Other..................................................................         32             21              10
                                                                            --------       --------         -------
     Total Expenses......................................................      8,000          4,292           1,104
                                                                            --------       --------         -------
  Fees (Waived), Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................     (7,511)        (3,711)           (817)
                                                                            --------       --------         -------
  Net Expenses...........................................................        489            581             287
                                                                            --------       --------         -------
  Net Investment Income (Loss)...........................................     51,184         30,851           7,083
                                                                            --------       --------         -------
Realized and Unrealized Gain (Loss)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.............................................................      7,950          4,799           1,410
  Net Realized Gain (Loss) on:
    Affiliated Investment Companies Shares Sold..........................    (10,765)         1,303           1,772
  Change in Unrealized Appreciation (Depreciation) of:
    Affiliated Investment Companies Shares...............................    600,681        209,667          19,661
                                                                            --------       --------         -------
  Net Realized and Unrealized Gain (Loss)................................    597,866        215,769          22,843
                                                                            --------       --------         -------
Net Increase (Decrease) in Net Assets Resulting from Operations..........   $649,050       $246,620         $29,926
                                                                            ========       ========         =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                           Global Allocation     Global Allocation
                                                Global Equity Portfolio     60/40 Portfolio       25/75 Portfolio
                                                ----------------------  ----------------------  ------------------
                                                   Year        Year        Year        Year       Year      Year
                                                  Ended       Ended       Ended       Ended      Ended     Ended
                                                 Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,
                                                   2013        2012        2013        2012       2013      2012
                                                ----------  ----------  ----------  ----------  --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................. $   51,184  $   40,634  $   30,851  $   27,742  $  7,083  $  6,136
  Capital Gain Distributions Received from
   Affiliated Investment Companies.............      7,950          --       4,799       2,141     1,410       902
  Net Realized Gain (Loss) on:
    Investment Securities Sold/Affiliated
     Investment Companies Shares Sold..........    (10,765)    (14,803)      1,303      (4,628)    1,772      (271)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/Affiliated
     Investment Companies Shares...............    600,681     180,403     209,667      77,591    19,661    11,974
                                                ----------  ----------  ----------  ----------  --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    649,050     206,234     246,620     102,846    29,926    18,741
                                                ----------  ----------  ----------  ----------  --------  --------
Distributions From:
  Net Investment Income:
    Class R2 Shares............................        (86)        (71)       (217)       (130)      (30)      (19)
    Institutional Class Shares.................    (51,265)    (40,678)    (30,410)    (27,735)   (6,867)   (6,199)
  Net Long-Term Gains:
    Class R2 Shares............................         --          --          --          (1)       --        --
    Institutional Class Shares.................         --          --          --        (405)       --      (202)
                                                ----------  ----------  ----------  ----------  --------  --------
     Total Distributions.......................    (51,351)    (40,749)    (30,627)    (28,271)   (6,897)   (6,420)
                                                ----------  ----------  ----------  ----------  --------  --------
Capital Share Transactions:
  Shares Issued................................    737,795     519,662     596,727     424,982   207,303   185,547
  Shares Issued in Lieu of Cash
   Distributions...............................     50,093      39,469      29,163      26,626     6,786     6,299
  Shares Redeemed..............................   (509,164)   (394,201)   (354,697)   (284,756)  (97,919)  (84,660)
                                                ----------  ----------  ----------  ----------  --------  --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    278,724     164,930     271,193     166,852   116,170   107,186
                                                ----------  ----------  ----------  ----------  --------  --------
     Total Increase (Decrease) in Net
      Assets...................................    876,423     330,415     487,186     241,427   139,199   119,507
Net Assets
  Beginning of Year............................  2,148,005   1,817,590   1,374,725   1,133,298   420,128   300,621
                                                ----------  ----------  ----------  ----------  --------  --------
  End of Year.................................. $3,024,428  $2,148,005  $1,861,911  $1,374,725  $559,327  $420,128
                                                ==========  ==========  ==========  ==========  ========  ========
Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)............................ $      (61) $       (8) $    1,181  $      279  $    643  $     27

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                                 Global Equity Portfolio
                                                                       -------------------------------------------
                                                                         Year     Year     Year     Year     Year
                                                                        Ended    Ended    Ended    Ended    Ended
                                                                       Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                         2013     2012     2011     2010     2009
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................  $13.78   $12.67   $12.71   $10.82   $ 9.17
                                                                        ------   ------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................    0.27     0.24     0.22     0.15     0.17
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    3.67     1.10    (0.04)    1.91     1.64
                                                                        ------   ------   ------   ------   ------
   Total from Investment Operations...................................    3.94     1.34     0.18     2.06     1.81
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................   (0.28)   (0.23)   (0.22)   (0.17)   (0.16)
 Net Realized Gains...................................................      --       --       --       --       --
                                                                        ------   ------   ------   ------   ------
   Total Distributions................................................   (0.28)   (0.23)   (0.22)   (0.17)   (0.16)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year..........................................  $17.44   $13.78   $12.67   $12.71   $10.82
=====================================================================  ======== ======== ======== ======== ========
Total Return..........................................................   28.87%   10.78%    1.34%   19.21%   20.06%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................  $5,517   $4,055   $4,294   $3,483   $6,782
Ratio of Expenses to Average Net Assets (B)...........................    0.57%    0.60%    0.60%    0.59%    0.62%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B)............................................................    0.87%    0.90%    0.90%    0.89%    0.91%
Ratio of Net Investment Income to Average Net Assets..................    1.76%    1.85%    1.61%    1.32%    1.83%
--------------------------------------------------------------------------------------------------------------------

                                                                            Global Allocation 60/40 Portfolio
                                                                       -------------------------------------------
                                                                         Year     Year     Year     Year     Year
                                                                        Ended    Ended    Ended    Ended    Ended
                                                                       Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                         2013     2012     2011     2010     2009
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $ 13.40  $ 12.66   $12.51   $11.13   $ 9.55
                                                                       -------  -------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................    0.24     0.21     0.23     0.17     0.14
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    1.93     0.78     0.16     1.37     1.60
                                                                       -------  -------   ------   ------   ------
   Total from Investment Operations...................................    2.17     0.99     0.39     1.54     1.74
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................   (0.25)   (0.25)   (0.23)   (0.16)   (0.12)
 Net Realized Gains...................................................      --       --    (0.01)      --    (0.04)
                                                                       -------  -------   ------   ------   ------
   Total Distributions................................................   (0.25)   (0.25)   (0.24)   (0.16)   (0.16)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $ 15.32  $ 13.40   $12.66   $12.51   $11.13
=====================================================================  ======== ======== ======== ======== ========
Total Return..........................................................   16.35%    8.05%    3.13%   14.01%   18.46%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $14,140  $11,403   $3,353   $3,748   $5,187
Ratio of Expenses to Average Net Assets (B)...........................    0.54%    0.56%    0.58%    0.58%    0.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B)............................................................    0.77%    0.79%    0.81%    0.81%    0.83%
Ratio of Net Investment Income to Average Net Assets..................    1.71%    1.60%    1.76%    1.44%    1.42%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                Class R2 Shares

                                                                            Global Allocation 25/75 Portfolio
                                                                       -------------------------------------------
                                                                         Year     Year     Year     Year     Year
                                                                        Ended    Ended    Ended    Ended    Ended
                                                                       Oct. 31, Oct. 31, Oct. 31, Oct. 31, Oct. 31,
                                                                         2013     2012     2011     2010     2009
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....................................  $12.16   $11.78   $11.65   $10.95   $10.04
                                                                        ------   ------   ------   ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................    0.16     0.14     0.16     0.22     0.15
 Net Gains (Losses) on Securities (Realized and Unrealized)...........    0.58     0.43     0.15     0.72     1.06
                                                                        ------   ------   ------   ------   ------
Total from Investment Operations......................................    0.74     0.57     0.31     0.94     1.21
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................   (0.15)   (0.18)   (0.16)   (0.24)   (0.14)
 Net Realized Gains...................................................      --    (0.01)   (0.02)      --    (0.16)
                                                                        ------   ------   ------   ------   ------
   Total Distributions................................................   (0.15)   (0.19)   (0.18)   (0.24)   (0.30)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year..........................................  $12.75   $12.16   $11.78   $11.65   $10.95
=====================================================================  ======== ======== ======== ======== ========
Total Return..........................................................    6.15%    4.86%    2.71%    8.70%   12.19%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................  $2,215   $2,449   $  408   $  418   $1,701
Ratio of Expenses to Average Net Assets (B)...........................    0.53%    0.59%    0.77%    0.63%    0.62%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees) (B)............................................................    0.70%    0.76%    0.94%    0.78%    0.77%
Ratio of Net Investment Income to Average Net Assets..................    1.28%    1.14%    1.35%    1.93%    1.49%
-------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                                                  Global Equity Portfolio
                                                                ----------------------------------------------------------
                                                                   Year        Year        Year        Year        Year
                                                                  Ended       Ended       Ended       Ended       Ended
                                                                 Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2013        2012        2011        2010        2009
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    13.67  $    12.58  $    12.62  $    10.74  $     9.14
                                                                ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.31        0.27        0.25        0.17        0.20
  Net Gains (Losses) on Securities (Realized and Unrealized)...       3.63        1.09       (0.04)       1.91        1.61
                                                                ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations............................       3.94        1.36        0.21        2.08        1.81
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.31)      (0.27)      (0.25)      (0.20)      (0.21)
  Net Realized Gains...........................................         --          --          --          --          --
                                                                ----------  ----------  ----------  ----------  ----------
   Total Distributions.........................................      (0.31)      (0.27)      (0.25)      (0.20)      (0.21)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    17.30  $    13.67  $    12.58  $    12.62  $    10.74
=============================================================== ==========  ==========  ==========  ==========  ==========
Total Return...................................................      29.19%      11.00%       1.62%      19.58%      20.30%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $3,018,911  $2,143,950  $1,813,296  $1,628,464  $1,279,862
Ratio of Expenses to Average Net Assets (B)....................       0.31%       0.33%       0.33%       0.33%       0.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees (B)......................................................       0.61%       0.63%       0.63%       0.63%       0.64%
Ratio of Net Investment Income to Average Net Assets...........       2.02%       2.05%       1.90%       1.50%       2.17%
----------------------------------------------------------------------------------------------------------------------------

                                                                           Global Allocation 60/40 Portfolio
                                                                ------------------------------------------------------
                                                                   Year        Year        Year       Year      Year
                                                                  Ended       Ended       Ended      Ended     Ended
                                                                 Oct. 31,    Oct. 31,    Oct. 31,   Oct. 31,  Oct. 31,
                                                                   2013        2012        2011       2010      2009
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................. $    13.33  $    12.59  $    12.45  $  11.08  $   9.53
                                                                ----------  ----------  ----------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).............................       0.27        0.28        0.26      0.19      0.18
  Net Gains (Losses) on Securities (Realized and Unrealized)...       1.92        0.75        0.16      1.37      1.59
                                                                ----------  ----------  ----------  --------  --------
   Total from Investment Operations............................       2.19        1.03        0.42      1.56      1.77
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income........................................      (0.28)      (0.29)      (0.27)    (0.19)    (0.18)
  Net Realized Gains...........................................         --          --       (0.01)       --     (0.04)
                                                                ----------  ----------  ----------  --------  --------
   Total Distributions.........................................      (0.28)      (0.29)      (0.28)    (0.19)    (0.22)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................... $    15.24  $    13.33  $    12.59  $  12.45  $  11.08
=============================================================== ==========  ==========  ==========  ========  ========
Total Return...................................................      16.65%       8.37%       3.34%    14.27%    18.95%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............................ $1,847,771  $1,363,322  $1,129,945  $932,866  $730,400
Ratio of Expenses to Average Net Assets (B)....................       0.29%       0.30%       0.31%     0.31%     0.33%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived
 Fees (B)......................................................       0.52%       0.53%       0.54%     0.54%     0.56%
Ratio of Net Investment Income to Average Net Assets...........       1.93%       2.18%       2.03%     1.64%     1.82%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                          Institutional Class Shares

                                                                               Global Allocation 25/75 Portfolio
                                                                       ------------------------------------------------
                                                                         Year      Year      Year      Year      Year
                                                                        Ended     Ended     Ended     Ended     Ended
                                                                       Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                         2013      2012      2011      2010      2009
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................................... $  12.11  $  11.73  $  11.60  $  10.90  $  10.01
                                                                       --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).....................................     0.18      0.20      0.21      0.24      0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...........     0.59      0.41      0.16      0.74      1.06
                                                                       --------  --------  --------  --------  --------
Total from Investment Operations......................................     0.77      0.61      0.37      0.98      1.24
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income................................................    (0.19)    (0.22)    (0.22)    (0.28)    (0.19)
 Net Realized Gains...................................................       --     (0.01)    (0.02)       --     (0.16)
                                                                       --------  --------  --------  --------  --------
   Total Distributions................................................    (0.19)    (0.23)    (0.24)    (0.28)    (0.35)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.......................................... $  12.69  $  12.11  $  11.73  $  11.60  $  10.90
====================================================================== ========  ========  ========  ========  ========
Total Return..........................................................     6.38%     5.22%     3.23%     9.17%    12.67%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................................... $557,112  $417,679  $300,213  $232,241  $160,605
Ratio of Expenses to Average Net Assets (B)...........................     0.27%     0.28%     0.28%     0.29%     0.31%
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Assumptions of Expenses and/or Recovery of Previously Waived Fees (B)     0.44%     0.45%     0.45%     0.46%     0.46%
Ratio of Net Investment Income to Average Net Assets..................     1.47%     1.71%     1.83%     2.19%     1.81%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, three of which, Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") and The DFA Investment Trust Company ("ITC") (collectively, the "Master Funds").

                                                       Global Funds (Percentage of Ownership at October 31, 2013)
                                                      -------------------------------------------------------------
                                                      Global Equity Global Allocation 60/40 Global Allocation 25/75
Master Funds                                            Portfolio          Portfolio               Portfolio
------------                                          ------------- ----------------------- -----------------------
U.S. Core Equity 1 Portfolio (IDG)...................       6%                 2%                      --
U.S. Core Equity 2 Portfolio (IDG)...................      14%                 5%                      1%
DFA Real Estate Securities Portfolio (IDG)...........       1%                 --                      --
International Core Equity Portfolio (IDG)............       9%                 3%                      --
Emerging Markets Core Equity Portfolio (IDG).........       2%                 1%                      --
DFA Two-Year Global Fixed Income Portfolio (IDG).....      N/A                N/A                      3%
DFA Selectively Hedged Global Fixed Income Portfolio
  (IDG)..............................................      N/A                29%                     N/A
DFA Five-Year Global Fixed Income Portfolio (IDG)....      N/A                 1%                     N/A
DFA Inflation-Protected Securities Portfolio (IDG)...      N/A                 2%                      2%
DFA Short-Term Extended Quality Portfolio (IDG)......      N/A                 7%                      6%
DFA Intermediate-Term Extended Quality Portfolio
  (IDG)..............................................      N/A                 7%                     N/A
The Canadian Small Company Series (ITC)..............       --                N/A                     N/A
DFA World ex U.S. Government Fixed Income Portfolio
  (IDG)..............................................      N/A                20%                      9%

N/A - Global Fund does not have any ownership in Master Fund.
Amounts designated as -- are less than 1%.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds (except the Global Equity Portfolio's investment in The Canadian Small Company Series) are valued at their respective daily net asset values as reported by their administrator, as these Master Funds are treated as regulated investment companies. The Global Equity Portfolio's investment in The Canadian Small Company Series, which is taxed as a partnership, reflects its proportionate interest in the net assets of the Series. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds' net assets by each major security type is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Global Funds.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the year ended October 31, 2013, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, and 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, in order to limit the total administration and management fees received by the Advisor, the Advisor has contractually agreed to waive its administration fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined administration fees paid by a class of each of the Global Funds and management fees paid by each Global Fund's Master Funds to the Advisor to the expense limitations listed below. The maximum amount waived under this waiver is the full amount of a Global Fund's administration fee to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2014, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2013, the Global Funds had the expense limitations listed below based on a percentage of average net assets on an annualized basis.

   At any time that the rate of the fees and annualized expenses of a class of a Global Fund are less than the rates listed below for the Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' annualized expense ratios to exceed the expense limitations listed below. Previously waived fees subject to future recovery by the Advisor are reflected below (amounts in thousands). The Fund, on behalf of the Global Funds, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                Previously
                                                 Recovery      Waived Fees/
                                               of Previously     Expenses
                                     Expense   Waived Fees/       Assumed
                                    Limitation   Expenses    Subject to Future
 Institutional Class Shares           Amount      Assumed        Recovery
 --------------------------         ---------- ------------- -----------------
 Global Equity Portfolio...........    0.27%        --            $19,260
 Global Allocation 60/40 Portfolio.    0.25%        --              9,305
 Global Allocation 25/75 Portfolio.    0.22%        --              1,897
 Class R2 Shares
 Global Equity Portfolio...........    0.27%        --                 39
 Global Allocation 60/40 Portfolio.    0.25%        --                 58
 Global Allocation 25/75 Portfolio.    0.22%        --                  8

   Prior to March 1, 2010, the Advisor had also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the period ended February 28, 2010, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                      Expense
                                                      Limits
                                                      -------
                   Global Equity Portfolio...........  0.44%
                   Global Allocation 60/40 Portfolio.  0.41%
                   Global Allocation 25/75 Portfolio.  0.37%

   Prior to March 1, 2010, the Advisor had contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the period ended February 28, 2010, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                      Expense
                                                      Limits
                   -                                  -------
                   Global Equity Portfolio...........  0.69%
                   Global Allocation 60/40 Portfolio.  0.66%
                   Global Allocation 25/75 Portfolio.  0.62%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     Global Equity Portfolio........... $59
                     Global Allocation 60/40 Portfolio.  35
                     Global Allocation 25/75 Portfolio.   9

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Global Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                          Global Equity Portfolio
                                     -----------------------------------------------------------------
                                     Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies      10/31/2012 10/31/2013 Purchases  Sales   Income   Realized Gains
-------------------------------      ---------- ---------- --------- -------  ------  ----------------
U.S. Core Equity 2 Portfolio........  $984,805  $1,427,090 $141,429  $15,767 $20,439       $7,950
International Core Equity Portfolio.   610,753     816,791  107,866   54,376  19,192           --
U.S. Core Equity 1 Portfolio........   337,726     476,515   45,813   11,898   6,971           --
Emerging Markets Core Equity
  Portfolio.........................   183,859     256,820   69,996   10,380   4,177           --
DFA Real Estate Securities
  Portfolio.........................    31,375      44,777   12,003    1,130     891           --

                                                      Global Allocation 60/40 Portfolio
                                      -----------------------------------------------------------------
                                      Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies       10/31/2012 10/31/2013 Purchases  Sales   Income   Realized Gains
-------------------------------       ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio.........  $385,352   $524,830   $36,052  $17,105  $7,854       $3,118
International Core Equity Portfolio..   226,454    301,215    30,386   13,213   7,184           --
DFA Selectively Hedged Global Fixed
  Income Portfolio...................   207,113    279,041    87,460   11,738   4,977          140
DFA Short-Term Extended Quality
  Portfolio..........................   138,151    186,416    56,645    6,818   2,605          307
U.S. Core Equity 1 Portfolio.........   128,298    176,733    23,018   14,896   2,652           --
Emerging Markets Core Equity
  Portfolio..........................    70,573     95,487    20,650      797   1,545           --
DFA Five-Year Global Fixed Income
  Portfolio..........................    69,464     93,094    26,115    1,671     696          655
DFA Intermediate-Term Extended
  Quality Portfolio..................    69,916     93,090    29,864    2,452   2,235           44
DFA World ex U.S. Government Fixed
  Income Portfolio...................    34,747     46,653    13,331      606     607          336
DFA Inflation-Protected Securities
  Portfolio..........................    33,861     46,498    16,743      502     746          199
DFA Real Estate Securities Portfolio.    11,965     16,153     3,382      203     329           --

                                                      Global Allocation 25/75 Portfolio
                                      -----------------------------------------------------------------
                                      Balance at Balance at                   Dividend Distributions of
Affiliated Investment Companies       10/31/2012 10/31/2013 Purchases  Sales   Income   Realized Gains
-------------------------------       ---------- ---------- --------- ------- -------- ----------------
DFA Short-Term Extended Quality
  Portfolio..........................  $126,258   $166,833   $45,177  $ 3,195  $2,353       $  281
DFA Two-Year Global Fixed Income
  Portfolio..........................   125,438    166,680    47,333    5,245   1,278          291
U.S. Core Equity 2 Portfolio.........    49,069     67,000    11,574    9,113     991          407
DFA Inflation-Protected Securities
  Portfolio..........................    46,091     61,007    20,753    1,162     980          268
International Core Equity Portfolio..    29,358     38,138     6,521    5,138     904           --
U.S. Core Equity 1 Portfolio.........    16,353     22,753     6,563    5,268     334           --
DFA World ex U.S. Government Fixed
  Income Portfolio...................    16,774     22,025     5,756      120     290          163
Emerging Markets Core Equity
  Portfolio..........................     8,809     11,936     2,669      177     193           --
DFA Real Estate Securities Portfolio.     1,655      2,186       441       50      46           --

F. Federal Income Taxes:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to passive foreign investment, short term distributions received from underlying RICs, return of capital, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
Global Equity Portfolio...........      $(114)          $114             --
Global Allocation 60/40 Portfolio.         --            678          $(678)
Global Allocation 25/75 Portfolio.         --            430           (430)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term   Return of
                                         Capital Gains   Capital   Total
                                         -------------- --------- -------
      Global Equity Portfolio
      2012..............................    $40,749        --     $40,749
      2013..............................     51,351        --      51,351
      Global Allocation 60/40 Portfolio
      2012..............................     28,271        --      28,271
      2013..............................     30,627        --      30,627
      Global Allocation 25/75 Portfolio
      2012..............................      6,492        --       6,492
      2013..............................      6,897        --       6,897

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                                              Total Net
                                   Net Investment                                           Distributable
                                     Income and   Undistributed                Unrealized     Earnings
                                     Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                   Capital Gains  Capital Gains Carryfoward  (Depreciation)    Losses)
                                   -------------- ------------- ------------ -------------- -------------
Global Equity Portfolio...........         --            --       $(92,193)     $841,554      $749,361
Global Allocation 60/40 Portfolio.     $1,219            --        (21,276)      343,427       323,370
Global Allocation 25/75 Portfolio.        653        $1,315             --        48,736        50,704

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Global Funds after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Global Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                     Expires on October 31,
                                   ---------------------------
                                    2016   2017    2018   2019 Unlimited  Total
                                   ------ ------- ------- ---- --------- -------
Global Equity Portfolio........... $2,732 $74,314 $10,998 $565  $3,584   $92,193
Global Allocation 60/40 Portfolio.     --  21,276      --   --      --    21,276

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   Global Equity Portfolio........... $1,285
                   Global Allocation 60/40 Portfolio.  6,294
                   Global Allocation 25/75 Portfolio.  1,572

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                             Net
                                                                          Unrealized
                                    Federal    Unrealized   Unrealized   Appreciation
                                    Tax Cost  Appreciation Depreciation (Depreciation)
                                   ---------- ------------ ------------ --------------
Global Equity Portfolio........... $2,182,838   $841,554          --       $841,554
Global Allocation 60/40 Portfolio.  1,517,918    343,427          --        343,427
Global Allocation 25/75 Portfolio.    510,190     50,295     $(1,559)        48,736

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Global Fund's tax positions and has concluded that no additional provision for income tax is required in any Global Fund's financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Global Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                           Year Ended          Year Ended
                                                          Oct. 31, 2013       Oct. 31, 2012
                                                       ------------------  ------------------
                                                         Amount    Shares    Amount    Shares
                                                       ---------  -------  ---------  -------
Global Equity Portfolio
Class R2 Shares
 Shares Issued........................................ $   1,078       70  $   2,389      176
 Shares Issued in Lieu of Cash Distributions..........        86        6         71        6
 Shares Redeemed......................................      (842)     (54)    (3,024)    (227)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     322       22  $    (564)     (45)
                                                       =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................ $ 736,717   47,544  $ 517,273   39,667
 Shares Issued in Lieu of Cash Distributions..........    50,007    3,285     39,398    3,123
 Shares Redeemed......................................  (508,322) (33,219)  (391,177) (30,101)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 278,402   17,610  $ 165,494   12,689
                                                       =========  =======  =========  =======


                                                           Year Ended          Year Ended
                                                          Oct. 31, 2013       Oct. 31, 2012
                                                       ------------------  ------------------
                                                         Amount    Shares    Amount    Shares
                                                       ---------  -------  ---------  -------
Global Allocation 60/40 Portfolio
Class R2 Shares
 Shares Issued........................................ $   2,238      157  $  10,892      826
 Shares Issued in Lieu of Cash Distributions..........       217       16        131       10
 Shares Redeemed......................................    (1,438)    (101)    (3,263)    (250)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $   1,017       72  $   7,760      586
                                                       =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................ $ 594,489   41,765  $ 414,090   32,235
 Shares Issued in Lieu of Cash Distributions..........    28,946    2,076     26,495    2,130
 Shares Redeemed......................................  (353,259) (24,890)  (281,493) (21,807)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 270,176   18,951  $ 159,092   12,558
                                                       =========  =======  =========  =======

Global Allocation 25/75 Portfolio
Class R2 Shares
 Shares Issued........................................ $     163       13  $   2,024      168
 Shares Issued in Lieu of Cash Distributions..........        30        3         20        2
 Shares Redeemed......................................      (540)     (43)       (45)      (4)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    (347)     (27) $   1,999      166
                                                       =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................ $ 207,140   16,730  $ 183,523   15,450
 Shares Issued in Lieu of Cash Distributions..........     6,756      552      6,279      537
 Shares Redeemed......................................   (97,379)  (7,871)   (84,615)  (7,101)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 116,517    9,411  $ 105,187    8,886
                                                       =========  =======  =========  =======

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                     Weighted      Weighted    Number of   Interest Maximum Amount
                                      Average      Average        Days     Expense  Borrowed During
                                   Interest Rate Loan Balance Outstanding* Incurred   the Period
                                   ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio...........     0.88%        $1,832         49         $2        $ 7,864
Global Allocation 60/40 Portfolio.     0.90%         1,721         50          2         10,737
Global Allocation 25/75 Portfolio.     0.88%         1,178         37          1          4,679

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Global Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Global Funds under the lines of credit as of October 31, 2013.

I. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                                Percentage
                                                                  Number of   of Outstanding
                                                                 Shareholders     Shares
                                                                 ------------ --------------
Global Equity Portfolio -- Class R2 Shares......................      3             96%
Global Equity Portfolio -- Institutional Class Shares...........      3             78%
Global Allocation 60/40 Portfolio -- Class R2 Shares............      2             97%
Global Allocation 60/40 Portfolio -- Institutional Class Shares.      4             82%
Global Allocation 25/75 Portfolio -- Class R2 Shares............      2             97%
Global Allocation 25/75 Portfolio -- Institutional Class Shares.      4             92%

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

      Name, Position                                Portfolios within the
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth   Length of Service            Overseen            Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
-------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      Since Inception       106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                         investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
John P. Gould                 Since Inception       106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Economics, The University of Chicago
Trustee of DFAITC and DEM.                                                 Booth School of Business (since 1965). Member
The University of Chicago                                                  and Chair, Competitive Markets Advisory
Booth School of Business                                                   Committee, Chicago Mercantile Exchange (futures
5807 S. Woodlawn Avenue                                                    trading exchange) (since 2004). Formerly, Director
Chicago, IL 60637                                                          of UNext, Inc. (1999-2006). Trustee, Harbor Fund
1939                                                                       (registered investment company) (30 Portfolios)
                                                                           (since 1994). Formerly, Member of the Board of
                                                                           Milwaukee Mutual Insurance Company (1997-
                                                                           2010).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             Since Inception       106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                         investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                 Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                  fund manager) (since 2001). Consultant to
P.O. Box 208200                                                            Morningstar, Inc. (since 2006). Formerly,
New Haven, CT 06520-8200                                                   Chairman, Ibbotson Associates, Inc., Chicago, IL
1943                                                                       (software data publishing and consulting) (1977-
                                                                           2006). Formerly, Director, BIRR Portfolio Analysis,
                                                                           Inc. (software products) (1990-2010).
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear              Since Inception       106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                         investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                 Professor of Human Resources Management and
Stanford University                                                        Economics, Graduate School of Business,
Graduate School of Business                                                Stanford University (since 1995). Cornerstone
518 Memorial Way                                                           Research (expert testimony and economic and
Stanford, CA 94305-5015                                                    financial analysis) (since 2009). Formerly,
1948                                                                       Chairman of the President George W. Bush's
                                                                           Council of Economic Advisers (2006-2009).
                                                                           Formerly, Council of Economic Advisors, State of
                                                                           California (2005-2006). Formerly, Commissioner,
                                                                           White House Panel on Tax Reform (2005).
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes              Since Inception       106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                         investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                 Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                       L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                               Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                         Partner, Oak Hill Capital Management (private
Building 1                                                                 equity firm) (until 2004). Director, American
Austin, TX 78746                                                           Century Fund Complex (registered investment
1941                                                                       companies) (40 Portfolios) (since 1980). Formerly,
                                                                           Director, Chicago Mercantile Exchange (2001-
                                                                           2008).
-------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                Since Inception       106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                         investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                 Chicago Booth School of Business (since 1980).
The University of Chicago                                                  Co-Director Investment Research, Fundamental
Booth School of Business                                                   Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                    Director, HNI Corporation (formerly known as HON
Chicago, IL 60637                                                          Industries Inc.) (office furniture) (since 2000).
1953                                                                       Director, Ryder System Inc. (transportation,
                                                                           logistics and supply-chain management) (since
                                                                           2003). Trustee, UBS Funds (4 investment
                                                                           companies within the fund complex) (52 portfolios)
                                                                           (since 2009).
-------------------------------------------------------------------------------------------------------------------------------

        Name, Position                                   Portfolios within the
        with the Fund,           Term of Office/1/ and   DFA Fund Complex/2/     Principal Occupation(s) During Past 5 Years and
  Address and Year of Birth      Length of Service             Overseen           Other Directorships of Public Companies Held
----------------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
----------------------------------------------------------------------------------------------------------------------------------
David G. Booth                    Since Inception        106 portfolios in 4     Chairman, Director/Trustee, President, and
Chairman, Director,                                      investment companies    Co-Chief Executive Officer (since January 2010)
Co-Chief Executive Officer and                                                   of Dimensional Holdings Inc., Dimensional Fund
President of DFAIDG and DIG.                                                     Advisors LP, DFA Securities LLC, DEM, DFAIDG,
Chairman, Trustee, Co-Chief                                                      DIG and DFAITC. Director of Dimensional Fund
Executive Officer and                                                            Advisors Ltd., Dimensional Funds PLC,
President of DFAITC and DEM.                                                     Dimensional Funds II PLC, DFA Australia
6300 Bee Cave Road,                                                              Limited, Dimensional Cayman Commodity Fund I
Building One                                                                     Ltd., Dimensional Japan Ltd. and Dimensional
Austin, Texas 78746                                                              Advisors Ltd. Chairman, Director and Co-Chief
1946                                                                             Executive Officer of Dimensional Fund Advisors
                                                                                 Canada ULC. President, Dimensional SmartNest
                                                                                 (US) LLC. Limited Partner, Oak Hill Partners
                                                                                 (since 2001) and VSC Investors, LLC (since
                                                                                 2007). Trustee, The University of Chicago.
                                                                                 Trustee, University of Kansas Endowment
                                                                                 Association. Formerly, Chief Executive Officer
                                                                                 (until 2010) and Chief Investment Officer
                                                                                 (2003-2007) of Dimensional Fund Advisors LP,
                                                                                 DFA Securities LLC, DEM, DFAIDG, DIG , DFAITC,
                                                                                 Dimensional Holdings Inc. Formerly, Chief
                                                                                 Investment Officer of Dimensional Fund Advisors
                                                                                 Ltd. Formerly, President and Chief Investment
                                                                                 Officer of DFA Australia Limited. Formerly,
                                                                                 Director, SA Funds (registered investment
                                                                                 company).
----------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto                Since 2009             106 portfolios in 4     Co-Chief Executive Officer (since January
Director, Co-Chief Executive                             investment companies    2010), Chief Investment Officer (since March
Officer and Chief Investment                                                     2007) and Director/Trustee of Dimensional
Officer of DFAIDG and DIG.                                                       Holdings Inc., Dimensional Fund Advisors LP,
Trustee, Co-Chief Executive                                                      DFA Securities LLC, DEM, DFAIDG, DIG, DFAITC
Officer and Chief Investment                                                     and Dimensional Cayman Commodity Fund I Ltd.
Officer of DFAITC and DEM.                                                       Director, Co-Chief Executive Officer, President
6300 Bee Cave Road,                                                              and Chief Investment Officer of Dimensional
Building One                                                                     Fund Advisors Canada ULC. Chief Investment
Austin, TX 78746                                                                 Officer, Vice President and Director of DFA
1967                                                                             Australia Limited. Director of Dimensional Fund
                                                                                 Advisors Ltd., Dimensional Funds PLC,
                                                                                 Dimensional Funds II PLC, Dimensional Japan
                                                                                 Ltd. and Dimensional Advisors Ltd., Formerly
                                                                                 President of Dimensional Holdings Inc,
                                                                                 Dimensional Fund Advisors LP, DFA Securities
                                                                                 LLC, DEM, DFAIDG, DIG, DFAITC and Dimensional
                                                                                 Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
                                                     Officers
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                 Since 2008       Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                 Since 2005       Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                Since 1993       Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth               Since 2007       Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                 Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January 2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                   Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                    Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                     Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell              Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976
---------------------------------------------------------------------------------------------------------------------

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                     Since 2007       Vice President of all the DFA Entities.
Vice President
1949
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                       Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President |                                       President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                        Since 1999       Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                       Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                      Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                    Since 2001       Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                    Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                   Since 2004       Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                        Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                     Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                      Since 2007       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                        Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                         Since 2000       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                          Since 2007       Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                     Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                        Since 2007       Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                    Since 2005       Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Kevin B. Hight              Since 2005       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho             Since 2004       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath          Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine           Since 2013       Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones            Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating          Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper            Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner           Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn             Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich          Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012). Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski         Since 2013       Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad            Since 2011       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane             Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao              Since 2011       Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso            Since 2013       Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------

                                          Term of Office/1/
     Name, Position with the Fund           and Length of
           and Year of Birth                   Service                 Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                            Since 2005            Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011            Vice President of all the DFA Entities. Formerly, Research
Vice President                                                 Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010            Vice President of all the DFA Entities and Dimensional
Vice President                                                 Cayman Commodity Fund I Ltd. Counsel for Dimensional (since
1972                                                           September 2006).
---------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013            Vice President of all the DFA Entities. Regional Director
Vice President                                                 for Dimensional (Since August 2010). Formerly, Vice
1971                                                           President, Sales and Business Development at AdvisorsIG
                                                               (PPMG) (2009- 2010); Vice President at Credit Suisse
                                                               (2007-2009).
---------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008            Vice President of all the DFA Entities and Head of Global
Vice President & Head of Global                                Human Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007            Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial Officer                        all the DFA Entities. Director, Vice President, Chief
and Treasurer                                                  Financial Officer and Treasurer of Dimensional Fund
1956                                                           Advisors Ltd., DFA Australia Limited, Dimensional Advisors
                                                               Ltd., Dimensional Fund Advisors Pte. Ltd., Dimensional Hong
                                                               Kong Limited and Dimensional Fund Advisors Canada ULC.
                                                               Chief Financial Officer, Treasurer, and Vice President of
                                                               Dimensional SmartNest (US) LLC, and Dimensional Cayman
                                                               Commodity Fund I Ltd. Director of Dimensional Funds PLC and
                                                               Dimensional Funds II PLC. Statutory Auditor of Dimensional
                                                               Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013            Vice President of all the DFA Entities. Client Service
Vice President                                                 Manager for Dimensional (Since 2012). Formerly, Regional
1978                                                           Director for Dimensional (2008-2011; Senior Associate at
                                                               Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                                 Systems at Dimensional (Since 2011). Formerly, Project
1971                                                           Manager for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President since  Vice President and Secretary of all the DFA Entities.
Vice President and Secretary             1997 and Secretary    Director, Vice President and Secretary of DFA Australia
1964                                     since 2000            Limited and Dimensional Fund Advisors Ltd. (since February
                                                               2002, April 1997 and May 2002, respectively). Vice
                                                               President and Secretary of Dimensional Fund Advisors Canada
                                                               ULC (since June 2003), Dimensional SmartNest (US) LLC,
                                                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
                                                               Ltd. (since February 2012), Dimensional Advisors Ltd.
                                                               (since March 2012), Dimensional Fund Advisors Pte. Ltd.
                                                               (since June 2012) and Dimensional Hong Kong Limited (since
                                                               August 2012). Director, Dimensional Funds PLC and
                                                               Dimensional Funds II PLC (since 2002 and 2006,
                                                               respectively). Director of Dimensional Japan Ltd.,
                                                               Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                               Ltd. and Dimensional Hong Kong Limited (since August 2012
                                                               and July 2012).
---------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011            Vice President of all the DFA Entities. Portfolio Manager
Vice President                                                 for Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance
Vice President                                                 Officer of Dimensional (since December 2012). Formerly
1961                                                           Chief Compliance Officer of Wellington Management Company,
                                                               LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Carolyn L. O                Since 2010       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd. Deputy General Counsel, Funds (since
    1974                                         2011). Counsel for Dimensional (2007-2011).
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak           Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre              Since 2013       Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier              Since 2013       Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Carl G. Snyder               Since 2000       Vice President of all the DFA Entities.
   Vice President
   1963
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth           Since 2004       Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow            Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta             Since 2013       Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten               Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978
---------------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


   For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                            Qualifying
                                                                                                For
                                        Net                                                  Corporate
                                    Investment    Short-Term     Long-Term                   Dividends   Qualifying     U.S.
                                      Income     Capital Gain  Capital Gain      Total       Received     Dividend   Government
Dimensional Investment Group Inc.  Distributions Distributions Distributions Distributions Deduction (1) Income (2) Interest (3)
---------------------------------  ------------- ------------- ------------- ------------- ------------- ---------- ------------
Global Equity Portfolio
Class R2 Shares...................      100%          --            --            100%          100%        100%         --
Institutional Class Shares........      100%          --            --            100%          100%        100%         --
Global Allocation 60/40 Portfolio
Class R2 Shares...................      100%          --            --            100%          100%        100%         --
Institutional Class Shares........      100%          --            --            100%          100%        100%         --
Global Allocation 25/75 Portfolio
Class R2 Shares...................      100%          --            --            100%          100%        100%         --
Institutional Class Shares........      100%          --            --            100%          100%        100%         --

                                                                    Qualifying
                                                                      Short-
                                    Foreign    Foreign   Qualifying    Term
                                      Tax       Source    Interest   Capital
Dimensional Investment Group Inc.  Credit (4) Income (5) Income (6)  Gain (7)
---------------------------------  ---------- ---------- ---------- ----------
Global Equity Portfolio
Class R2 Shares...................     3%         46%       100%       100%
Institutional Class Shares........     3%         46%       100%       100%
Global Allocation 60/40 Portfolio
Class R2 Shares...................     2%         28%       100%       100%
Institutional Class Shares........     2%         28%       100%       100%
Global Allocation 25/75 Portfolio
Class R2 Shares...................     1%         15%       100%       100%
Institutional Class Shares........     1%         15%       100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income for this fund.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-025A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

Dimensional Investment Group Inc.
U.S. Large Cap Value Portfolio II
DFA International Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
        Dimensional Investment Group Inc.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   6
           Disclosure of Portfolio Holdings........................   8
           Schedules of Investments
               U.S. Large Cap Value Portfolio II...................   9
               DFA International Value Portfolio II................   9
           Statements of Assets and Liabilities....................  10
           Statements of Operations................................  11
           Statements of Changes in Net Assets.....................  12
           Financial Highlights....................................  13
           Notes to Financial Statements...........................  14
           Report of Independent Registered Public Accounting Firm.  20
        The DFA Investment Trust Company
           Performance Charts......................................  21
           Management's Discussion and Analysis....................  22
           Disclosure of Fund Expenses.............................  24
           Disclosure of Portfolio Holdings........................  25
           Summary Schedules of Portfolio Holdings
               The U.S. Large Cap Value Series.....................  26
               The DFA International Value Series..................  29
           Statements of Assets and Liabilities....................  33
           Statements of Operations................................  34
           Statements of Changes in Net Assets.....................  35
           Financial Highlights....................................  36
           Notes to Financial Statements...........................  37
           Report of Independent Registered Public Accounting Firm.  45
        Fund Management............................................  46
        Voting Proxies on Fund Portfolio Securities................  55
        Notice to Shareholders.....................................  56

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO II VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                   [CHARTS]

              U.S. Large Cap Value Portfolio II      Russell 1000(R) Value Index
             -----------------------------------     --------------------------
10/31/2003                  $10,000                            $10,000
11/30/2003                   10,222                             10,136
12/31/2003                   10,923                             10,760
01/31/2004                   11,113                             10,950
02/29/2004                   11,399                             11,184
03/31/2004                   11,351                             11,086
04/30/2004                   11,161                             10,815
05/31/2004                   11,222                             10,925
06/30/2004                   11,565                             11,183
07/31/2004                   11,189                             11,026
08/31/2004                   11,189                             11,182
09/30/2004                   11,531                             11,356
10/31/2004                   11,668                             11,544
11/30/2004                   12,436                             12,128
12/31/2004                   12,929                             12,534
01/31/2005                   12,605                             12,311
02/28/2005                   12,991                             12,719
03/31/2005                   12,954                             12,545
04/30/2005                   12,519                             12,320
05/31/2005                   13,051                             12,617
06/30/2005                   13,321                             12,755
07/31/2005                   13,985                             13,124
08/31/2005                   13,867                             13,067
09/30/2005                   14,082                             13,250
10/31/2005                   13,707                             12,914
11/30/2005                   14,249                             13,336
12/31/2005                   14,268                             13,416
01/31/2006                   14,947                             13,937
02/28/2006                   14,898                             14,022
03/31/2006                   15,165                             14,212
04/30/2006                   15,593                             14,573
05/31/2006                   15,305                             14,205
06/30/2006                   15,434                             14,295
07/31/2006                   15,216                             14,643
08/31/2006                   15,463                             14,888
09/30/2006                   15,896                             15,185
10/31/2006                   16,518                             15,682
11/30/2006                   16,836                             16,040
12/31/2006                   17,174                             16,400
01/31/2007                   17,676                             16,610
02/28/2007                   17,407                             16,351
03/31/2007                   17,530                             16,603
04/30/2007                   18,274                             17,217
05/31/2007                   19,024                             17,838
06/30/2007                   18,717                             17,421
07/31/2007                   17,555                             16,616
08/31/2007                   17,218                             16,802
09/30/2007                   17,667                             17,379
10/31/2007                   17,770                             17,381
11/30/2007                   16,780                             16,531
12/31/2007                   16,718                             16,371
01/31/2008                   16,079                             15,716
02/29/2008                   15,588                             15,057
03/31/2008                   15,437                             14,944
04/30/2008                   16,414                             15,673
05/31/2008                   16,805                             15,648
06/30/2008                   14,961                             14,150
07/31/2008                   14,796                             14,099
08/31/2008                   15,086                             14,339
09/30/2008                   13,733                             13,285
10/31/2008                   10,639                             10,985
11/30/2008                    9,597                             10,198
12/31/2008                    9,905                             10,339
01/31/2009                    8,725                              9,150
02/28/2009                    7,499                              7,928
03/31/2009                    8,241                              8,606
04/30/2009                    9,581                              9,528
05/31/2009                   10,321                             10,117
06/30/2009                   10,190                             10,042
07/31/2009                   11,152                             10,864
08/31/2009                   11,910                             11,433
09/30/2009                   12,431                             11,874
10/31/2009                   11,893                             11,511
11/30/2009                   12,557                             12,160
12/31/2009                   12,913                             12,375
01/31/2010                   12,611                             12,027
02/28/2010                   13,152                             12,407
03/31/2010                   14,174                             13,214
04/30/2010                   14,621                             13,556
05/31/2010                   13,377                             12,442
06/30/2010                   12,356                             11,742
07/31/2010                   13,333                             12,536
08/31/2010                   12,516                             12,000
09/30/2010                   13,756                             12,931
10/31/2010                   14,256                             13,319
11/30/2010                   14,143                             13,248
12/31/2010                   15,523                             14,294
01/31/2011                   16,026                             14,617
02/28/2011                   16,886                             15,156
03/31/2011                   16,967                             15,217
04/30/2011                   17,390                             15,622
05/31/2011                   17,146                             15,457
06/30/2011                   16,853                             15,140
07/31/2011                   16,069                             4,638
08/31/2011                   14,713                             13,724
09/30/2011                   13,229                             12,687
10/31/2011                   15,067                             14,139
11/30/2011                   14,936                             14,066
12/31/2011                   15,051                             14,350
01/31/2012                   15,795                             14,893
02/29/2012                   16,705                             15,486
03/31/2012                   17,025                             15,945
04/30/2012                   16,677                             15,783
05/31/2012                   15,482                             14,857
06/30/2012                   16,317                             15,595
07/31/2012                   16,484                             15,756
08/31/2012                   17,134                             16,098
09/30/2012                   17,768                             16,609
10/31/2012                   17,801                             16,528
11/30/2012                   17,851                             16,521
12/31/2012                   18,395                             16,862
01/31/2013                   19,662                             17,958
02/28/2013                   19,915                             18,216
03/31/2013                   20,879                             18,937
04/30/2013                   21,099                             19,224
05/31/2013                   21,963                             19,717
06/30/2013                   21,717                             19,543              Past performance is not predictive of
07/31/2013                   23,011                             20,599              future performance.
08/31/2013                   22,330                             19,817
09/30/2013                   22,993                             20,314              The returns shown do not reflect the
10/31/2013                   24,156                             21,203              deduction of taxes that a shareholder
                                                                                    would pay on fund distributions or the
                                                                                    redemption of fund shares.
           Average Annual          One          Five           Ten
           Total Return            Year         Years         Years                 Russell data copyright (C) Russell
           ----------------------------------------------------------------         Investment Group 1995-2013, all rights
                                  35.70%        17.82%        9.22%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                    [CHARTS]

                   DFA InternationaL               MSCI World ex
                  Value Portfolio II         USA Index (net dividends)
                 --------------------       --------------------------
10/31/2003              $10,000                     $10,000
11/30/2003               10,212                      10,227
12/31/2003               10,979                      11,011
01/31/2004               11,259                      11,164
02/29/2004               11,602                      11,421
03/31/2004               11,783                      11,478
04/30/2004               11,422                      11,178
05/31/2004               11,539                      11,230
06/30/2004               12,015                      11,489
07/31/2004               11,568                      11,139
08/31/2004               11,723                      11,185
09/30/2004               12,096                      11,511
10/31/2004               12,555                      11,925
11/30/2004               13,492                      12,718
12/31/2004               14,157                      13,255
01/31/2005               14,018                      12,994
02/28/2005               14,574                      13,572
03/31/2005               14,216                      13,264
04/30/2005               13,780                      12,926
05/31/2005               13,799                      12,950
06/30/2005               14,013                      13,161
07/31/2005               14,642                      13,586
08/31/2005               15,122                      13,961
09/30/2005               15,545                      14,599
10/31/2005               15,319                      14,127
11/30/2005               15,583                      14,501
12/31/2005               16,346                      15,173
01/31/2006               17,467                      16,133
02/28/2006               17,633                      16,079
03/31/2006               18,373                      16,589
04/30/2006               19,309                      17,382
05/31/2006               18,529                      16,722
06/30/2006               18,407                      16,700
07/31/2006               18,694                      16,857
08/31/2006               19,338                      17,336
09/30/2006               19,601                      17,322
10/31/2006               20,472                      18,006
11/30/2006               21,153                      18,543
12/31/2006               21,972                      19,074
01/31/2007               22,391                      19,191
02/28/2007               22,370                      19,344
03/31/2007               23,087                      19,840
04/30/2007               24,253                      20,742
05/31/2007               25,081                      21,203
06/30/2007               24,906                      21,224
07/31/2007               24,209                      20,931
08/31/2007               23,939                      20,628
09/30/2007               25,186                      21,800
10/31/2007               26,409                      22,748
11/30/2007               24,810                      21,858
12/31/2007               24,274                      21,447
01/31/2008               22,303                      19,513
02/29/2008               22,023                      19,867
03/31/2008               22,280                      19,583
04/30/2008               23,272                      20,672
05/31/2008               23,283                      20,986
06/30/2008               20,984                      19,354
07/31/2008               20,387                      18,665
08/31/2008               19,537                      17,943
09/30/2008               17,247                      15,353
10/31/2008               12,919                      12,159
11/30/2008               12,127                      11,500
12/31/2008               13,057                      12,106
01/31/2009               11,231                      10,976
02/28/2009                9,848                       9,865
03/31/2009               10,925                      10,515
04/30/2009               12,949                      11,871
05/31/2009               14,862                      13,373
06/30/2009               14,647                      13,234
07/31/2009               16,393                      14,477
08/31/2009               17,323                      15,170
09/30/2009               18,220                      15,796
10/31/2009               17,485                      15,543
11/30/2009               17,994                      15,927
12/31/2009               18,219                      16,181
01/31/2010               17,157                      15,423
02/28/2010               17,214                      15,407
03/31/2010               18,584                      16,399
04/30/2010               18,268                      16,155
05/31/2010               16,113                      14,372
06/30/2010               15,821                      14,164
07/31/2010               17,806                      15,473
08/31/2010               16,930                      15,011
09/30/2010               18,768                      16,451
10/31/2010               19,413                      17,037
11/30/2010               18,445                      16,315
12/31/2010               20,155                      17,629
01/31/2011               21,030                      18,009
02/28/2011               21,718                      18,676
03/31/2011               21,126                      18,302
04/30/2011               22,255                      19,299
05/31/2011               21,440                      18,727
06/30/2011               21,147                      18,460
07/31/2011               20,477                      18,156
08/31/2011               18,276                      16,621
09/30/2011               16,292                      14,952
10/31/2011               17,835                      16,406
11/30/2011               17,256                      15,648
12/31/2011               16,775                      15,477
01/31/2012               17,910                      16,312
02/29/2012               18,838                      17,209
03/31/2012               18,704                      17,082
04/30/2012               18,049                      16,792
05/31/2012               15,810                      14,878
06/30/2012               16,912                      15,852
07/31/2012               16,842                      16,050
08/31/2012               17,545                      16,508
09/30/2012               18,171                      17,009
10/31/2012               18,418                      17,128
11/30/2012               18,701                      17,488
12/31/2012               19,592                      18,017
01/31/2013               20,514                      18,903
02/28/2013               19,899                      18,715
03/31/2013               19,972                      18,863
04/30/2013               20,972                      19,722
05/31/2013               20,703                      19,281
06/30/2013               19,980                      18,558
07/31/2013               21,351                      19,546               Past performance is not predictive of
08/31/2013               21,194                      19,294               future performance.
09/30/2013               22,790                      20,657
10/31/2013               23,577                      21,350               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
          Average Annual         One        Five         Ten              redemption of fund shares.
          Total Return           Year       Years       Years
          ---------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.01%      12.79%      8.96%             rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones US Select REIT Index /SM/..........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

U.S. Large Cap Value Portfolio II

   The U.S. Large Cap Value Portfolio II seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.70% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Master Fund's higher weight contributed to the Portfolio's outperformance relative to the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------
                                                U.S. Dollar Return
                                                ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the US dollar (USD) was mixed against developed markets currencies. While the US dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio II

The DFA International Value Portfolio II seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year, with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 28.01% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Master Fund's greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             Six Months Ended October 31, 2013
  EXPENSE TABLES
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       05/01/13  10/31/13    Ratio*   Period*
                                       --------- --------- ---------- --------
  U.S. Large Cap Value Portfolio II**
  -----------------------------------
   Actual Fund Return................. $1,000.00 $1,144.90    0.15%    $0.81
   Hypothetical 5% Annual Return...... $1,000.00 $1,024.45    0.15%    $0.77

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/13  10/31/13    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio II**
--------------------------------------
 Actual Fund Return.................... $1,000.00 $1,124.20    0.26%    $1.39
 Hypothetical 5% Annual Return......... $1,000.00 $1,023.89    0.26%    $1.33

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                            Affiliated Investment Company
                                            -----------------------------
      U.S. Large Cap Value Portfolio II....             100.0%
      DFA International Value Portfolio II.             100.0%

                            SCHEDULE OF INVESTMENTS

                               October 31, 2013

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company..................... $155,725,583
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $95,134,269)................................ $155,725,583
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $113,248,627
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $91,043,725)................................ $113,248,627
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                                          DFA
                                                                                  U.S. Large Cap     International
                                                                                Value Portfolio II Value Portfolio II
                                                                                ------------------ ------------------
ASSETS:
Investments in Affiliated Investment Company at Value..........................    $    155,726       $    113,249
Receivables:
  Fund Shares Sold.............................................................              20                 12
Prepaid Expenses and Other Assets..............................................               9                  8
                                                                                   ------------       ------------
     Total Assets..............................................................         155,755            113,269
                                                                                   ------------       ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.........................................................              25                 17
  Due to Advisor...............................................................               1                  1
Accrued Expenses and Other Liabilities.........................................              20                 20
                                                                                   ------------       ------------
     Total Liabilities.........................................................              46                 38
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    155,709       $    113,231
                                                                                   ============       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................      11,020,551         18,904,208
                                                                                   ============       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......................    $      14.13       $       5.99
                                                                                   ============       ============
Investments in Affiliated Investment Company at Cost...........................    $     95,134       $     91,044
                                                                                   ------------       ------------
NET ASSETS CONSIST OF:
Paid-In Capital................................................................    $    114,683       $     85,652
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................             395                264
Accumulated Net Realized Gain (Loss)...........................................         (19,961)             5,101
Net Unrealized Foreign Exchange Gain (Loss)....................................              --                  9
Net Unrealized Appreciation (Depreciation).....................................          60,592             22,205
                                                                                   ------------       ------------
NET ASSETS.....................................................................    $    155,709       $    113,231
                                                                                   ============       ============
(1) NUMBER OF SHARES AUTHORIZED................................................     300,000,000        300,000,000
                                                                                   ============       ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                             DFA
                                                                           U.S. Large   International
                                                                            Cap Value       Value
                                                                          Portfolio II* Portfolio II*
                                                                          ------------- -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $0 and $251, respectively).    $ 2,825       $ 3,280
  Interest...............................................................          1            --
  Income from Securities Lending.........................................         24           143
  Expenses Allocated from Affiliated Investment Company..................       (155)         (228)
                                                                             -------       -------
     Total Investment Income.............................................      2,695         3,195
                                                                             -------       -------
Expenses
  Administrative Services Fees...........................................         14            10
  Accounting & Transfer Agent Fees.......................................         19            19
  Filing Fees............................................................         18            18
  Shareholders' Reports..................................................         12            10
  Directors'/Trustees' Fees & Expenses...................................          1             1
  Audit Fees.............................................................          2             2
  Legal Fees.............................................................          1             1
  Other..................................................................          3             2
                                                                             -------       -------
     Total Expenses......................................................         70            63
                                                                             -------       -------
  Net Investment Income (Loss)...........................................      2,625         3,132
                                                                             -------       -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........................................     12,174         5,151
    Futures..............................................................         --           (20)
    Foreign Currency Transactions........................................         --            (2)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...........................     26,029        17,022
    Futures..............................................................         --            (1)
    Translation of Foreign Currency Denominated Amounts..................         --             8
                                                                             -------       -------
  Net Realized and Unrealized Gain (Loss)................................     38,203        22,158
                                                                             -------       -------
Net Increase (Decrease) in Net Assets Resulting from Operations..........    $40,828       $25,290
                                                                             =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         U.S. Large Cap Value DFA International Value
                                                                            Portfolio II         Portfolio II
                                                                         ------------------   ----------------------
                                                                           Year       Year      Year        Year
                                                                          Ended      Ended     Ended       Ended
                                                                         Oct. 31,   Oct. 31,  Oct. 31,    Oct. 31,
                                                                           2013       2012      2013        2012
                                                                         --------   --------  --------    --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $  2,625   $  2,347  $  3,132    $  3,636
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................   12,174      5,271     5,151       6,764
    Futures.............................................................       --         --       (20)         --
    Foreign Currency Transactions.......................................       --         --        (2)        (18)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   26,029     11,165    17,022      (7,842)
    Futures.............................................................       --         --        (1)         --
    Translation of Foreign Currency Denominated Amounts.................       --         --         8          (4)
                                                                         --------   --------   --------    --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   40,828     18,783    25,290       2,536
                                                                         --------   --------   --------    --------
Distributions From:
  Net Investment Income.................................................   (2,613)    (2,289)   (3,374)     (3,645)
  Net Long-Term Gains...................................................       --         --    (6,754)     (5,339)
                                                                         --------   --------   --------    --------
     Total Distributions................................................   (2,613)    (2,289)  (10,128)     (8,984)
                                                                         --------   --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.........................................................   18,975     12,049    11,800      11,787
  Shares Issued in Lieu of Cash Distributions...........................    2,613      2,289    10,128       8,984
  Shares Redeemed.......................................................  (19,885)   (22,574)  (18,128)    (28,316)
                                                                         --------   --------   --------    --------
     Net Increase (Decrease) from Capital Share Transactions............    1,703     (8,236)    3,800      (7,545)
                                                                         --------   --------   --------    --------
     Total Increase (Decrease) in Net Assets............................   39,918      8,258    18,962     (13,993)
Net Assets
  Beginning of Year.....................................................  115,791    107,533    94,269     108,262
                                                                         --------   --------   --------    --------
  End of Year........................................................... $155,709   $115,791  $113,231    $ 94,269
                                                                         ========   ========   ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................................    1,524      1,258     2,172       2,343
  Shares Issued in Lieu of Cash Distributions...........................      216        240     2,005       1,881
  Shares Redeemed.......................................................   (1,618)    (2,319)   (3,382)     (5,612)
                                                                         --------   --------   --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed............      122       (821)      795      (1,388)
                                                                         ========   ========   ========    ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $    395   $    383  $    264    $    501

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                      U.S. Large Cap Value Portfolio II
                                                              ------------------------------------------------
                                                                Year      Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2013      2012      2011      2010      2009
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $  10.62  $   9.18  $   8.84  $   7.52  $  13.48
                                                              --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.24      0.21      0.17      0.16      0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).     3.51      1.43      0.34      1.32      0.03
                                                              --------  --------  --------  --------  --------
   Total from Investment Operations..........................     3.75      1.64      0.51      1.48      0.18
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.24)    (0.20)    (0.17)    (0.16)    (0.25)
  Net Realized Gains.........................................       --        --        --        --     (5.89)
                                                              --------  --------  --------  --------  --------
   Total Distributions.......................................    (0.24)    (0.20)    (0.17)    (0.16)    (6.14)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $  14.13  $  10.62  $   9.18  $   8.84  $   7.52
============================================================= ========  ========  ========  ========  ========
Total Return.................................................    35.70%    18.14%     5.69%    19.87%    11.79%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $155,709  $115,791  $107,533  $112,601  $100,906
Ratio of Expenses to Average Net Assets (B)..................     0.17%     0.17%     0.18%     0.18%     0.23%
Ratio of Net Investment Income to Average Net Assets (B).....     1.93%     2.10%     1.72%     1.95%     2.32%
----------------------------------------------------------------------------------------------------------------

                                                                    DFA International Value Portfolio II
                                                              ------------------------------------------------
                                                                Year      Year      Year      Year      Year
                                                               Ended     Ended     Ended     Ended     Ended
                                                              Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                2013      2012      2011      2010      2009
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $   5.21  $  5.55  $   6.62   $   6.18  $  11.58
                                                              --------  -------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................     0.17     0.19      0.22       0.15      0.17
  Net Gains (Losses) on Securities (Realized and Unrealized).     1.17    (0.06)    (0.70)      0.50      1.23
                                                              --------  -------  --------   --------  --------
   Total from Investment Operations..........................     1.34     0.13     (0.48)      0.65      1.40
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................    (0.18)   (0.19)    (0.22)     (0.16)    (0.21)
  Net Realized Gains.........................................    (0.38)   (0.28)    (0.37)     (0.05)    (6.59)
                                                              --------  -------  --------   --------  --------
   Total Distributions.......................................    (0.56)   (0.47)    (0.59)     (0.21)    (6.80)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $   5.99  $  5.21  $   5.55   $   6.62  $   6.18
============================================================= ========  ======== ========   ========  ========
Total Return.................................................    28.01%    3.27%    (8.13)%    11.03%    35.34%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $113,231  $94,269  $108,262   $136,065  $143,898
Ratio of Expenses to Average Net Assets (B)..................     0.29%    0.30%     0.29%      0.29%     0.33%
Ratio of Net Investment Income to Average Net Assets (B).....     3.08%    3.69%     3.42%      2.49%     3.10%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2013, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned 1% and 1% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging

Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the year ended October 31, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolios.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   U.S. Large Cap Value Portfolio II.... $4
                   DFA International Value Portfolio II.  5

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         Increase       Increase
                                                        (Decrease)     (Decrease)
                                         Increase     Undistributed   Accumulated
                                        (Decrease)    Net Investment  Net Realized
                                      Paid-In Capital     Income     Gains (Losses)
                                      --------------- -------------- --------------
U.S. Large Cap Value Portfolio II....       --              --             --
DFA International Value Portfolio II.       --             $ 5            $(5)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
   U.S. Large Cap Value Portfolio II
   2012.................................     $2,289                   $ 2,289
   2013.................................      2,613            --       2,613
   DFA International Value Portfolio II
   2012.................................      3,645        $5,339       8,984
   2013.................................      3,374         6,754      10,128

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                              Total Net
                                      Net Investment                                           Distributable
                                        Income and   Undistributed                Unrealized     Earnings
                                        Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                      Capital Gains  Capital Gains Carryfoward  (Depreciation)    Losses)
                                      -------------- ------------- ------------ -------------- -------------
U.S. Large Cap Value Portfolio II....      $402             --       $(19,958)     $60,589        $41,033
DFA International Value Portfolio II.       559         $4,906             --       22,118         27,583

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                          Expires on October 31,
                                          ----------------------
                                                   2017           Total
                                          ---------------------- -------
       U.S. Large Cap Value Portfolio II.        $19,958         $19,958

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

                   U.S. Large Cap Value Portfolio II. $12,174

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                      Federal   Unrealized   Unrealized   Appreciation
                                      Tax Cost Appreciation Depreciation (Depreciation)
                                      -------- ------------ ------------ --------------
U.S. Large Cap Value Portfolio II.... $95,137    $60,589         --         $60,589
DFA International Value Portfolio II.  91,140     22,109         --          22,109

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolio's tax position and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolio's federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2013.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. Other:

   At October 31, 2013, both Portfolios each had two shareholders that held 100% of their outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                       [CHART]

          The U.S. Large Cap Value Series      Russell 1000(R) Value Index
          -------------------------------      ---------------------------
10/31/2003              $10,000                       $10,000
11/30/2003               10,224                        10,136
12/31/2003               10,926                        10,760
01/31/2004               11,113                        10,950
02/29/2004               11,399                        11,184
03/31/2004               11,353                        11,086
04/30/2004               11,166                        10,815
05/31/2004               11,226                        10,925
06/30/2004               11,565                        11,183
07/31/2004               11,191                        11,026
08/31/2004               11,191                        11,182
09/30/2004               11,535                        11,356
10/31/2004               11,675                        11,544
11/30/2004               12,440                        12,128
12/31/2004               12,939                        12,534
01/31/2005               12,615                        12,311
02/28/2005               12,999                        12,719
03/31/2005               12,964                        12,545
04/30/2005               12,525                        12,320
05/31/2005               13,059                        12,617
06/30/2005               13,328                        12,755
07/31/2005               13,992                        13,124
08/31/2005               13,877                        13,067
09/30/2005               14,091                        13,250
10/31/2005               13,717                        12,914
11/30/2005               14,265                        13,336
12/31/2005               14,284                        13,416
01/31/2006               14,965                        13,937
02/28/2006               14,915                        14,022
03/31/2006               15,180                        14,212
04/30/2006               15,606                        14,573
05/31/2006               15,322                        14,205
06/30/2006               15,453                        14,295
07/31/2006               15,232                        14,643
08/31/2006               15,481                        14,888
09/30/2006               15,910                        15,185
10/31/2006               16,541                        15,682
11/30/2006               16,855                        16,040
12/31/2006               17,193                        16,400
01/31/2007               17,695                        16,610
02/28/2007               17,429                        16,351
03/31/2007               17,550                        16,603
04/30/2007               18,297                        17,217
05/31/2007               19,051                        17,838
06/30/2007               18,745                        17,421
07/31/2007               17,583                        16,616
08/31/2007               17,247                        16,802
09/30/2007               17,697                        17,379
10/31/2007               17,796                        17,381
11/30/2007               16,802                        16,531
12/31/2007               16,746                        16,371
01/31/2008               16,106                        15,716
02/29/2008               15,612                        15,057
03/31/2008               15,466                        14,944
04/30/2008               16,441                        15,673
05/31/2008               16,836                        15,648
06/30/2008               14,991                        14,150
07/31/2008               14,827                        14,099
08/31/2008               15,115                        14,339
09/30/2008               13,757                        13,285
10/31/2008               10,664                        10,985
11/30/2008                9,618                        10,198
12/31/2008                9,931                        10,339
01/31/2009                8,752                         9,150
02/28/2009                7,526                         7,928
03/31/2009                8,269                         8,606
04/30/2009                9,607                         9,528
05/31/2009               10,343                        10,117
06/30/2009               10,216                        10,042
07/31/2009               11,189                        10,864
08/31/2009               11,949                        11,433
09/30/2009               12,471                        11,874
10/31/2009               11,933                        11,511
11/30/2009               12,606                        12,160
12/31/2009               12,954                        12,375
01/31/2010               12,653                        12,027
02/28/2010               13,199                        12,407
03/31/2010               14,228                        13,214
04/30/2010               14,679                        13,556
05/31/2010               13,421                        12,442
06/30/2010               12,408                        11,742
07/31/2010               13,381                        12,536
08/31/2010               12,574                        12,000
09/30/2010               13,801                        12,931
10/31/2010               14,315                        13,319
11/30/2010               14,204                        13,248
12/31/2010               15,589                        14,294
01/31/2011               16,088                        14,617
02/28/2011               16,958                        15,156
03/31/2011               17,037                        15,217
04/30/2011               17,473                        15,622
05/31/2011               17,219                        15,457
06/30/2011               16,919                        15,140
07/31/2011               16,143                        14,638
08/31/2011               14,782                        13,724
09/30/2011               13,286                        12,687
10/31/2011               15,130                        14,139
11/30/2011               15,004                        14,066
12/31/2011               15,122                        14,350
01/31/2012               15,874                        14,893
02/29/2012               16,792                        15,486
03/31/2012               17,101                        15,945
04/30/2012               16,752                        15,783
05/31/2012               15,565                        14,857
06/30/2012               16,404                        15,595
07/31/2012               16,563                        15,756
08/31/2012               17,219                        16,098
09/30/2012               17,852                        16,609
10/31/2012               17,900                        16,528
11/30/2012               17,939                        16,521
12/31/2012               18,485                        16,862
01/31/2013               19,775                        17,958
02/28/2013               20,029                        18,216
03/31/2013               20,986                        18,937
04/30/2013               21,208                        19,224
05/31/2013               22,078                        19,717                 Past performance is not predictive of
06/30/2013               21,833                        19,543                 future performance.
07/31/2013               23,139                        20,599
08/31/2013               22,458                        19,817                 The returns shown do not reflect the
09/30/2013               23,115                        20,314                 deduction of taxes that a shareholder
10/31/2013               24,286                        21,203                 would pay on fund distributions or the
                                                                              redemption of fund shares.
          Average Annual         One         Five          Ten
          Total Return           Year        Years        Years               Russell data copyright (C) Russell
          ------------------------------------------------------------        Investment Group 1995-2013, all rights
                                35.68%       17.89%       9.28%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                      [CHART]

                The DFA International            MSCI World ex USA Index
                      Value Series                  (net dividends)
                ---------------------            ------------------------
10/31/2003             $10,000                          $10,000
11/30/2003              10,214                           10,227
12/31/2003              10,981                           11,011
 1/31/2004              11,262                           11,164
 2/29/2004              11,601                           11,421
 3/31/2004              11,782                           11,478
 4/30/2004              11,426                           11,178
 5/31/2004              11,542                           11,230
 6/30/2004              12,019                           11,489
 7/31/2004              11,575                           11,139
 8/31/2004              11,726                           11,185
 9/30/2004              12,101                           11,511
10/31/2004              12,564                           11,925
11/30/2004              13,498                           12,718
12/31/2004              14,170                           13,255
 1/31/2005              14,029                           12,994
 2/28/2005              14,584                           13,572
 3/31/2005              14,224                           13,264
 4/30/2005              13,792                           12,926
 5/31/2005              13,810                           12,950
 6/30/2005              14,031                           13,161
 7/31/2005              14,657                           13,586
 8/31/2005              15,140                           13,961
 9/30/2005              15,566                           14,599
10/31/2005              15,332                           14,127
11/30/2005              15,605                           14,501
12/31/2005              16,369                           15,173
 1/31/2006              17,487                           16,133
 2/28/2006              17,655                           16,079
 3/31/2006              18,400                           16,589
 4/30/2006              19,332                           17,382
 5/31/2006              18,549                           16,722
 6/30/2006              18,432                           16,700
 7/31/2006              18,716                           16,857
 8/31/2006              19,360                           17,336
 9/30/2006              19,628                           17,322
10/31/2006              20,499                           18,006
11/30/2006              21,181                           18,543
12/31/2006              22,007                           19,074
 1/31/2007              22,422                           19,191
 2/28/2007              22,402                           19,344
 3/31/2007              23,126                           19,840
 4/30/2007              24,293                           20,742
 5/31/2007              25,124                           21,203
 6/30/2007              24,941                           21,224
 7/31/2007              24,247                           20,931
 8/31/2007              23,975                           20,628
 9/30/2007              25,227                           21,800
10/31/2007              26,451                           22,748
11/30/2007              24,848                           21,858
12/31/2007              24,313                           21,447
 1/31/2008              22,343                           19,513
 2/29/2008              22,059                           19,867
 3/31/2008              22,323                           19,583
 4/30/2008              23,321                           20,672
 5/31/2008              23,332                           20,986
 6/30/2008              21,024                           19,354
 7/31/2008              20,429                           18,665
 8/31/2008              19,576                           17,943
 9/30/2008              17,289                           15,353
10/31/2008              12,954                           12,159
11/30/2008              12,159                           11,500
12/31/2008              13,079                           12,106
 1/31/2009              11,273                           10,976
 2/28/2009               9,888                            9,865
 3/31/2009              10,967                           10,515
 4/30/2009              12,988                           11,871
 5/31/2009              14,918                           13,373
 6/30/2009              14,691                           13,234
 7/31/2009              16,439                           14,477
 8/31/2009              17,381                           15,170
 9/30/2009              18,267                           15,796
10/31/2009              17,540                           15,543
11/30/2009              18,063                           15,927
12/31/2009              18,267                           16,181
 1/31/2010              17,211                           15,423
 2/28/2010              17,279                           15,407
 3/31/2010              18,642                           16,399
 4/30/2010              18,324                           16,155
 5/31/2010              16,178                           14,372
 6/30/2010              15,894                           14,164
 7/31/2010              17,881                           15,473
 8/31/2010              17,007                           15,011
 9/30/2010              18,835                           16,451
10/31/2010              19,493                           17,037
11/30/2010              18,517                           16,315
12/31/2010              20,242                           17,629
 1/31/2011              21,105                           18,009
 2/28/2011              21,809                           18,676
 3/31/2011              21,207                           18,302
 4/30/2011              22,343                           19,299
 5/31/2011              21,537                           18,727
 6/30/2011              21,241                           18,460
 7/31/2011              20,560                           18,156
 8/31/2011              18,358                           16,621
 9/30/2011              16,348                           14,952
10/31/2011              17,926                           16,406
11/30/2011              17,336                           15,648
12/31/2011              16,870                           15,477
 1/31/2012              18,006                           16,312
 2/29/2012              18,948                           17,209
 3/31/2012              18,789                           17,082
 4/30/2012              18,119                           16,792
 5/31/2012              15,883                           14,878
 6/30/2012              17,007                           15,852
 7/31/2012              16,939                           16,050
 8/31/2012              17,642                           16,508
 9/30/2012              18,267                           17,009
10/31/2012              18,494                           17,128
11/30/2012              18,789                           17,488
12/31/2012              19,709                           18,017
 1/31/2013              20,640                           18,903
 2/28/2013              20,015                           18,715
 3/31/2013              20,083                           18,863
 4/30/2013              21,071                           19,722
 5/31/2013              20,821                           19,281
 6/30/2013              20,083                           18,558
 7/31/2013              21,457                           19,546              Past performance is not predictive of
 8/31/2013              21,309                           19,294              future performance.
 9/30/2013              22,910                           20,657
10/31/2013              23,705                           21,350              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual         One         Five          Ten               redemption of fund shares.
          Total Return           Year        Years        Years
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.18%       12.85%       9.01%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones US Select REIT Index /SM/..........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright (C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.68% for the Series and 28.29% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Series' outperformance relative to the Index as both sectors underperformed the overall Index during the period.

 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------
                                                U.S. Dollar Return
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the US dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed the Index. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/13  10/31/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,145.10    0.11%    $0.59
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,125.00    0.22%    $1.18
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          The U.S. Large Cap Value Series
Consumer Discretionary.......................  12.6%
Consumer Staples.............................   7.5%
Energy.......................................  20.7%
Financials...................................  24.9%
Health Care..................................   8.0%
Industrials..................................  12.2%
Information Technology.......................   5.9%
Materials....................................   3.3%
Telecommunication Services...................   4.6%
Utilities....................................   0.3%
                                              -----
                                              100.0%

        The DFA International Value Series
Consumer Discretionary.......................   9.4%
Consumer Staples.............................   4.9%
Energy.......................................  12.7%
Financials...................................  36.7%
Health Care..................................   1.3%
Industrials..................................  10.4%
Information Technology.......................   3.7%
Materials....................................  10.9%
Other........................................    --
Telecommunication Services...................   7.1%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................ 10,008,890 $  476,222,986            3.2%
    Comcast Corp. Special Class A........  3,819,364    176,836,553            1.2%
*   General Motors Co....................  3,555,515    131,376,279            0.9%
    Time Warner Cable, Inc...............  1,876,119    225,415,698            1.5%
    Time Warner, Inc.....................  4,974,348    341,936,681            2.3%
    Other Securities.....................               515,830,578            3.5%
                                                     --------------          ------
Total Consumer Discretionary.............             1,867,618,775           12.6%
                                                     --------------          ------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co............  3,189,248    130,440,243            0.9%
    CVS Caremark Corp....................  7,147,441    444,999,677            3.0%
    Mondelez International, Inc. Class A.  9,025,752    303,626,297            2.0%
    Other Securities.....................               227,833,106            1.5%
                                                     --------------          ------
Total Consumer Staples...................             1,106,899,323            7.4%
                                                     --------------          ------
Energy -- (19.9%)
    Anadarko Petroleum Corp..............  2,511,077    239,280,527            1.6%
    Apache Corp..........................  1,526,796    135,579,485            0.9%
    Baker Hughes, Inc....................  1,673,042     97,187,010            0.6%
    Chevron Corp.........................  4,348,879    521,691,525            3.5%
    ConocoPhillips.......................  6,993,622    512,632,493            3.4%
    Devon Energy Corp....................  1,479,247     93,517,995            0.6%
    Hess Corp............................  1,606,476    130,445,851            0.9%
    Marathon Oil Corp....................  3,640,872    128,377,147            0.9%
    Marathon Petroleum Corp..............  1,791,952    128,411,280            0.9%
    National Oilwell Varco, Inc..........  1,816,355    147,451,699            1.0%
    Occidental Petroleum Corp............  1,521,584    146,193,791            1.0%
    Phillips 66..........................  2,926,797    188,573,531            1.3%
    Valero Energy Corp...................  2,806,975    115,563,161            0.8%
    Other Securities.....................               484,245,131            3.3%
                                                     --------------          ------
Total Energy.............................             3,069,150,626           20.7%
                                                     --------------          ------
Financials -- (23.9%)
    American International Group, Inc....  8,251,823    426,206,658            2.9%
    Bank of America Corp................. 39,239,978    547,790,093            3.7%
    Bank of New York Mellon Corp. (The)..  3,633,937    115,559,197            0.8%
    Capital One Financial Corp...........  1,875,702    128,804,456            0.9%
    Citigroup, Inc....................... 10,998,186    536,491,513            3.6%
    CME Group, Inc.......................  1,618,207    120,087,142            0.8%
    JPMorgan Chase & Co..................  5,379,341    277,251,235            1.9%
    Loews Corp...........................  2,050,343     99,052,070            0.7%
    MetLife, Inc.........................  5,110,004    241,754,289            1.6%
    Morgan Stanley.......................  7,883,626    226,496,575            1.5%
    Prudential Financial, Inc............  2,327,738    189,454,596            1.3%
    Other Securities.....................               785,679,755            5.2%
                                                     --------------          ------
Total Financials.........................             3,694,627,579           24.9%
                                                     --------------          ------
Health Care -- (7.7%)
    Aetna, Inc...........................  2,027,401    127,118,043            0.9%
*   Express Scripts Holding Co...........  2,283,090    142,738,787            1.0%
    Pfizer, Inc..........................  7,744,869    237,612,581            1.6%
    Thermo Fisher Scientific, Inc........  1,932,026    188,913,502            1.3%
    WellPoint, Inc.......................  1,824,634    154,728,963            1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Health Care -- (Continued)
      Other Securities...................................             $   330,262,151            2.1%
                                                                      ---------------          ------
Total Health Care........................................               1,181,374,027            8.0%
                                                                      ---------------          ------
Industrials -- (11.7%)
      CSX Corp...........................................   5,687,103     148,205,904            1.0%
      Eaton Corp. P.L.C..................................   1,993,999     140,696,569            1.0%
      FedEx Corp.........................................     759,707      99,521,617            0.7%
      General Electric Co................................  17,056,602     445,859,576            3.0%
      Norfolk Southern Corp..............................   1,681,939     144,680,393            1.0%
      Northrop Grumman Corp..............................   1,364,645     146,712,984            1.0%
      Union Pacific Corp.................................   1,891,022     286,300,731            1.9%
      Other Securities...................................                 389,576,498            2.5%
                                                                      ---------------          ------
Total Industrials........................................               1,801,554,272           12.1%
                                                                      ---------------          ------
Information Technology -- (5.6%)
      Corning, Inc.......................................   5,599,861      95,701,624            0.7%
      Hewlett-Packard Co.................................   9,295,748     226,537,379            1.5%
*     Yahoo!, Inc........................................   3,936,872     129,641,195            0.9%
      Other Securities...................................                 418,199,608            2.8%
                                                                      ---------------          ------
Total Information Technology.............................                 870,079,806            5.9%
                                                                      ---------------          ------
Materials -- (3.1%)
      Freeport-McMoRan Copper & Gold, Inc................   3,340,516     122,797,368            0.8%
      International Paper Co.............................   2,043,676      91,168,386            0.6%
      Other Securities...................................                 270,895,902            1.9%
                                                                      ---------------          ------
Total Materials..........................................                 484,861,656            3.3%
                                                                      ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc..........................................  14,518,387     525,565,609            3.5%
      Other Securities...................................                 152,680,539            1.1%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 678,246,148            4.6%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  47,551,285            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,801,963,497           99.8%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.073%. 110,063,812     110,063,812            0.7%
                                                                      ---------------          ------

                                                            Shares/
                                                             Face
                                                            Amount
                                                            -------
                                                             (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................  45,096,723     521,769,090            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,087,346,593)...............................               $15,433,796,399          104.0%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,867,618,775           --   --    $ 1,867,618,775
  Consumer Staples............   1,106,899,323           --   --      1,106,899,323
  Energy......................   3,069,150,626           --   --      3,069,150,626
  Financials..................   3,694,627,579           --   --      3,694,627,579
  Health Care.................   1,181,374,027           --   --      1,181,374,027
  Industrials.................   1,801,554,272           --   --      1,801,554,272
  Information Technology......     870,079,806           --   --        870,079,806
  Materials...................     484,861,656           --   --        484,861,656
  Telecommunication Services..     678,246,148           --   --        678,246,148
  Utilities...................      47,551,285           --   --         47,551,285
Temporary Cash Investments....     110,063,812           --   --        110,063,812
Securities Lending Collateral.              -- $521,769,090   --        521,769,090
                               --------------- ------------   --    ---------------
TOTAL......................... $14,912,027,309 $521,769,090   --    $15,433,796,399
                               =============== ============   ==    ===============


                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------           -----
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------           -----

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------           -----

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------           -----

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------           -----
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------           -----

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------           -----

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------           -----

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------           -----
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------           -----

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------           -----
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------           -----

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------           -----
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------           -----

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------           -----
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------           -----

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------           -----
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------           -----

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------           -----
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------           -----
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
SWITZERLAND -- (6.9%)
      Credit Suisse Group AG.........................................   1,928,358 $   59,987,253            0.7%
      Holcim, Ltd....................................................     887,877     66,039,798            0.8%
      Swiss Re AG....................................................   1,117,582     98,104,262            1.1%
      UBS AG.........................................................   6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG......................................     269,917     74,584,331            0.9%
      Other Securities...............................................                232,054,236            2.6%
                                                                                  --------------          ------
TOTAL SWITZERLAND....................................................                656,410,614            7.5%
                                                                                  --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C.................................................  14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR..................................   5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR........................................   5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C.........................................  15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR.............................   1,694,884     93,286,415            1.1%
      Kingfisher P.L.C...............................................   8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C.....................................  82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR...................................   3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C...........................................  34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR............................   3,949,158    145,407,998            1.6%
      Other Securities...............................................                428,839,157            4.8%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................              1,694,595,811           19.3%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              8,719,936,036           99.2%
                                                                                  --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities...............................................                 23,753,308            0.3%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------
SPAIN -- (0.0%)
      Other Securities...............................................                  1,906,872            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                  1,906,872            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund.................................  62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058...................................................... $       706        706,056            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                726,706,056            8.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361)............................................               $9,472,302,272          107.7%
                                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                              The U.S.      The DFA
                                                                                             Large Cap   International
                                                                                            Value Series Value Series*
                                                                                            ------------ -------------
ASSETS:
Investments at Value (including $506,475 and $716,973 of securities on loan, respectively). $14,801,963   $8,745,596
Temporary Cash Investments at Value & Cost.................................................     110,064           --
Collateral Received from Securities on Loan at Value & Cost................................          --          706
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................     521,769      726,000
Foreign Currencies at Value................................................................          --       24,350
Cash.......................................................................................          --       20,781
Receivables:
  Investment Securities Sold...............................................................      26,504        4,029
  Dividends, Interest and Tax Reclaims.....................................................      17,741       23,044
  Securities Lending Income................................................................         453          276
Prepaid Expenses and Other Assets..........................................................          --            1
                                                                                            -----------   ----------
     Total Assets..........................................................................  15,478,494    9,544,783
                                                                                            -----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................     521,769      726,706
  Investment Securities Purchased..........................................................     115,461       23,813
  Due to Advisor...........................................................................       1,223        1,472
Unrealized Loss on Foreign Currency Contracts..............................................          --           17
Accrued Expenses and Other Liabilities.....................................................       1,053          645
                                                                                            -----------   ----------
     Total Liabilities.....................................................................     639,506      752,653
                                                                                            -----------   ----------
NET ASSETS................................................................................. $14,838,988   $8,792,130
                                                                                            ===========   ==========
Investments at Cost........................................................................ $ 9,455,514   $7,016,037
                                                                                            ===========   ==========
Foreign Currencies at Cost................................................................. $        --   $   24,526
                                                                                            ===========   ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                The U.S.      The DFA
                                                                               Large Cap   International
                                                                              Value Series Value Series
-                                                                             ------------ -------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $42 and $19,855, respectively).  $  262,650   $  256,899
  Interest...................................................................          56            6
  Income from Securities Lending.............................................       2,227       13,232
                                                                               ----------   ----------
     Total Investment Income.................................................     264,933      270,137
                                                                               ----------   ----------
Expenses
  Investment Advisory Services Fees..........................................      12,720       15,819
  Accounting & Transfer Agent Fees...........................................         850          542
  Custodian Fees.............................................................         121          810
  Shareholders' Reports......................................................          30           20
  Directors'/Trustees' Fees & Expenses.......................................         131           85
  Professional Fees..........................................................         431          236
  Other......................................................................         156          158
                                                                               ----------   ----------
     Total Expenses..........................................................      14,439       17,670
                                                                               ----------   ----------
  Fees Paid Indirectly.......................................................          --          (22)
                                                                               ----------   ----------
  Net Expenses...............................................................      14,439       17,648
                                                                               ----------   ----------
  Net Investment Income (Loss)...............................................     250,494      252,489
                                                                               ----------   ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...............................................   1,042,669      394,216
    Futures..................................................................          --       (1,587)
    Foreign Currency Transactions*...........................................          --       (2,158)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...............................   2,531,751    1,329,657
    Translation of Foreign Currency Denominated Amounts......................          --          544
                                                                               ----------   ----------
  Net Realized and Unrealized Gain (Loss)....................................   3,574,420    1,720,672
                                                                               ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..............  $3,824,914   $1,973,161
                                                                               ==========   ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $3, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The U.S. Large Cap Value   The DFA International
                                                                        Series                 Value Series
                                                               ------------------------  -----------------------
                                                                   Year         Year         Year        Year
                                                                  Ended        Ended        Ended       Ended
                                                                 Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,
                                                                   2013         2012         2013        2012
                                                               -----------  -----------  -----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   250,494  $   212,847  $   252,489  $  260,321
  Net Realized Gain (Loss) on:................................
    Investment Securities Sold................................   1,042,669      408,690      394,216     133,256
    Futures...................................................          --           --       (1,587)         --
    Foreign Currency Transactions*............................          --           --       (2,158)     (1,249)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   2,531,751    1,049,282    1,329,657    (157,327)
    Translation of Foreign Currency Denominated Amounts.......          --           --          544        (266)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   3,824,914    1,670,819    1,973,161     234,735
                                                               -----------  -----------  -----------  ----------
Transactions in Interest:
  Contributions...............................................   1,639,135      505,769    1,055,913     699,069
  Withdrawals.................................................  (1,214,213)    (922,543)  (1,475,193)   (651,462)
                                                               -----------  -----------  -----------  ----------
     Net Increase (Decrease) from Transactions in Interest....     424,922     (416,774)    (419,280)     47,607
                                                               -----------  -----------  -----------  ----------
     Total Increase (Decrease) in Net Assets..................   4,249,836    1,254,045    1,553,881     282,342
Net Assets
  Beginning of Year...........................................  10,589,152    9,335,107    7,238,249   6,955,907
                                                               -----------  -----------  -----------  ----------
  End of Year................................................. $14,838,988  $10,589,152  $ 8,792,130  $7,238,249
                                                               ===========  ===========  ===========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                    The U.S. Large Cap Value Series+
                                                      ------------------------------------------------------------
                                                          Year         Year        Year        Year        Year
                                                         Ended        Ended       Ended       Ended       Ended
                                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2013         2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Total Return.........................................       35.68%       18.31%       5.69%      19.96%      11.90%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate..............................          15%          10%         14%         28%         29%
-------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                          The DFA International Value Series+
                                                              -----------------------------------------------------------
                                                                 Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                 -                                   ----------
                 The DFA International Value Series.    $22

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $336
                    The DFA International Value Series.  249

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                               Purchases    Sales
                                               ---------- ----------
           The U.S. Large Cap Value Series.... $2,846,229 $1,917,181
           The DFA International Value Series.  1,195,737  1,352,756

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   The Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                     Federal     Unrealized   Unrealized   Appreciation
                                     Tax Cost   Appreciation Depreciation (Depreciation)
                                    ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series.... $10,087,540  $5,403,680   $ (57,424)    $5,346,256
The DFA International Value Series.   7,749,972   2,159,515    (437,185)     1,722,330

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statement of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amount in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                              Realized Gain (Loss) on
                                          Derivatives Recognized in Income
                                          --------------------------------
                                                       Equity
                                                     Contracts
                                                     ---------
     The DFA International Value Series*.             $(1,587)

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average    Average Loan     Days     Expense  Borrowed During
                                    Interest Rate   Balance    Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series....     0.89%       $ 6,790         20        $ 4        $23,318
The DFA International Value Series.     0.90%        12,445         46         14         76,121

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $29,499 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the ''Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       Name, Position                                 Portfolios within the    Principal Occupation(s) During Past 5 Years
       with the Fund,          Term of Office/1/ and  DFA Fund Complex/2/      and Other Directorships of Public Companies
  Address and Year of Birth     Length of Service           Overseen                               Held
------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides         Since Inception      106 portfolios in 4    Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.                           investment companies   University of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn Avenue
Chicago, IL 60637
1947
------------------------------------------------------------------------------------------------------------------------------
John P. Gould                    Since Inception      106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                           investment companies   Professor of Economics, The University of
Trustee of DFAITC and DEM.                                                   Chicago Booth School of Business (since 1965).
The University of Chicago                                                    Member and Chair, Competitive Markets
Booth School of Business                                                     Advisory Committee, Chicago Mercantile
5807 S. Woodlawn Avenue                                                      Exchange (futures trading exchange) (since
Chicago, IL 60637                                                            2004). Formerly, Director of UNext, Inc.
1939                                                                         (1999-2006). Trustee, Harbor Fund (registered
                                                                             investment company) (30 Portfolios) (since
                                                                             1994). Formerly, Member of the Board of
                                                                             Milwaukee Mutual Insurance Company
                                                                             (1997-2010).
------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson Director of    Since Inception      106 portfolios in 4    Professor in Practice of Finance, Yale School of
DFAIDG and DIG.                                       investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                   Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                    fund manager) (since 2001). Consultant to
P.O. Box 208200                                                              Morningstar, Inc. (since 2006). Formerly,
New Haven, CT                                                                Chairman, Ibbotson Associates, Inc., Chicago, IL
06520-8200                                                                   (software data publishing and consulting)
1943                                                                         (1977-2006). Formerly, Director, BIRR Portfolio
                                                                             Analysis, Inc. (software products) (1990-2010).
------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear                 Since Inception      106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.                           investment companies   Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.                                                   Professor of Human Resources Management
Stanford University Graduate                                                 and Economics, Graduate School of Business,
School of Business                                                           Stanford University (since 1995). Cornerstone
518 Memorial Way Stanford,                                                   Research (expert testimony and economic and
CA 94305-5015 1948                                                           financial analysis) (since 2009). Formerly,
                                                                             Chairman of the President George W. Bush's
                                                                             Council of Economic Advisers (2006-2009).
                                                                             Formerly, Council of Economic Advisors, State of
                                                                             California (2005-2006). Formerly, Commissioner,
                                                                             White House Panel on Tax Reform (2005).
------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes                 Since Inception      106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                           investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                   Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                         L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                                 Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                           Partner, Oak Hill Capital Management (private
Building 1                                                                   equity firm) (until 2004). Director, American
Austin, TX 78746                                                             Century Fund Complex (registered investment
1941                                                                         companies) (40 Portfolios) (since 1980).
                                                                             Formerly, Director, Chicago Mercantile
                                                                             Exchange (2001-2008).
------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                   Since Inception      106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                           investment companies   Professor of Accounting, The University of
Trustee of DFAITC and DEM.                                                   Chicago Booth School of Business (since 1980).
The University of Chicago                                                    Co-Director Investment Research, Fundamental
Booth School of Business                                                     Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn Avenue                                                      Director, HNI Corporation (formerly known as
Chicago, IL 60637                                                            HON Industries Inc.) (office furniture) (since
1953                                                                         2000). Director, Ryder System Inc.
                                                                             (transportation, logistics and supply-chain
                                                                             management) (since 2003). Trustee, UBS Funds
                                                                             (4 investment companies within the fund
                                                                             complex) (52 portfolios) (since 2009).

      Name, Position                                Portfolios within the
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service           Overseen             Other Directorships of Public Companies Held
---------------------------------------------------------------------------------------------------------------------------------
                                                Interested Trustees/Directors*
---------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 Since Inception      106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                                 investment companies   Executive Officer (since January 2010) of
Co-Chief Executive Officer                                                 Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG                                                    Advisors LP, DFA Securities LLC, DEM, DFAIDG,
and DIG. Chairman,                                                         DIG and DFAITC. Director of Dimensional Fund
Trustee, Co-Chief                                                          Advisors Ltd., Dimensional Funds PLC, Dimensional
Executive Officer and                                                      Funds II PLC, DFA Australia Limited, Dimensional
President of DFAITC and                                                    Cayman Commodity Fund I Ltd., Dimensional Japan
DEM.                                                                       Ltd. and Dimensional Advisors Ltd. Chairman,
6300 Bee Cave Road,                                                        Director and Co-Chief Executive Officer of
Building One                                                               Dimensional Fund Advisors Canada ULC. President,
Austin, Texas 78746                                                        Dimensional SmartNest (US) LLC. Limited Partner,
1946                                                                       Oak Hill Partners (since 2001) and VSC Investors,
                                                                           LLC (since 2007). Trustee, The University of
                                                                           Chicago. Trustee, University of Kansas Endowment
                                                                           Association. Formerly, Chief Executive Officer (until
                                                                           2010) and Chief Investment Officer (2003-2007) of
                                                                           Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                           DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                           Holdings Inc. Formerly, Chief Investment Officer of
                                                                           Dimensional Fund Advisors Ltd. Formerly, President
                                                                           and Chief Investment Officer of DFA Australia
                                                                           Limited. Formerly, Director, SA Funds (registered
                                                                           investment company).
---------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto             Since 2009           106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                  investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                      Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of                                                Dimensional Fund Advisors LP, DFA Securities LLC,
DFAIDG and DIG.                                                            DEM, DFAIDG, DIG, DFAITC and Dimensional
Trustee, Co-Chief                                                          Cayman Commodity Fund I Ltd. Director, Co-Chief
Executive Officer and                                                      Executive Officer, President and Chief Investment
Chief Investment Officer of                                                Officer of Dimensional Fund Advisors Canada ULC.
DFAITC and DEM.                                                            Chief Investment Officer, Vice President and Director
6300 Bee Cave Road,                                                        of DFA Australia Limited. Director of Dimensional
Building One                                                               Fund Advisors Ltd., Dimensional Funds PLC,
Austin, TX 78746                                                           Dimensional Funds II PLC, Dimensional Japan Ltd.
1967                                                                       and Dimensional Advisors Ltd., Formerly President
                                                                           of Dimensional Holdings Inc, Dimensional Fund
                                                                           Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                           DIG, DFAITC and Dimensional Fund Advisors
                                                                           Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
                                                     Officers
---------------------------------------------------------------------------------------------------------------------
April A. Aandal                  Since 2008      Vice President of all the DFA Entities.
Vice President
1963
---------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                 Since 2012      Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
---------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                  Since 2005      Vice President of all the DFA Entities.
Vice President
1966
---------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                 Since 1993      Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
---------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                Since 2007      Vice President of all the DFA Entities.
Vice President
1968
---------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                 Since 2001      Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary 1967                                   Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
                                                 Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------
David P. Butler                  Since 2007      Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
---------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
---------------------------------------------------------------------------------------------------------------------
James G. Charles                 Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                             Manager at American Century Investments (2001-2008).
---------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                    Since 2009      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
---------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                 Since 2004      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
---------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                     Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
---------------------------------------------------------------------------------------------------------------------
Ryan Cooper                      Since 2013      Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979
---------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell               Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (August 2002-January 2012).
1976
---------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                Since 2007      Vice President of all the DFA Entities.
Vice President
1949

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------
George H. Crane                        Since 2010      Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                         President and Managing Director at State Street Bank & Trust
1955                                                   Company (2007-2008).
---------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                 Since 2004      Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                        Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                     and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                   Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------
James L. Davis                         Since 1999      Vice President of all the DFA Entities.
Vice President
1956
---------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                        Since 1994      Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                         Dimensional Fund Advisors Canada ULC.
1957
---------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                       Since 2010      Vice President of all the DFA Entities. Research Associate for
Vice President                                         Dimensional (since August 2008).
1972
---------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                     Since 2001      Vice President of all the DFA Entities.
Vice President
1970
---------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                     Since 1998      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                           DFA Australia Limited.
Secretary
1965
---------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                    Since 2004      Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                         Since 2008      Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                         Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                   Manager of Dimensional (since January 2012).
---------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                      Since 2009      Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                         for Dimensional (since June 2006).
1970
---------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                       Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                         Since 2012      Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                         at BlackRock (2004-January 2012).
1968
---------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                          Since 2000      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
John T. Gray                           Since 2007      Vice President of all the DFA Entities.
Vice President
1974
---------------------------------------------------------------------------------------------------------------------------
Christian Gunther                      Since 2011      Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
---------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                         Since 2007      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                     Since 2005      Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                         Since 2005      Vice President of all the DFA Entities.
Vice President
1967
---------------------------------------------------------------------------------------------------------------------------
Christine W. Ho                        Since 2004      Vice President of all the DFA Entities.
Vice President
1967

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath           Since 2011      Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine            Since 2013      Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                 Since 2004      Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones             Since 2012      Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating           Since 2003      Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper             Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner            Since 2010      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn              Since 2011      Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich           Since 2004      Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski          Since 2013      Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad             Since 2011      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane              Since 2004      Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao               Since 2011      Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso             Since 2013      Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------
    Juliet H. Lee                Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971
----------------------------------------------------------------------------------------------------------------------
    Marlena I. Lee               Since 2011      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (July 2008-2010).
    1980
----------------------------------------------------------------------------------------------------------------------
    John B. Lessley              Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since January 2008).
    1960

                                  Term of Office/1/
 Name, Position with the Fund       and Length of
       and Year of Birth               Service                     Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                Since 2009            Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (since February 2004).
1969
----------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                Since 2010            Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                         Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                   2006).
----------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                 Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                   and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                       Vice President at Credit Suisse (2007-2009).
----------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                  Since 2008            Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                        Resources of Dimensional.
Human Resources
1970
----------------------------------------------------------------------------------------------------------------------------
David R. Martin                  Since 2007            Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President,                                        Entities. Director, Vice President, Chief Financial Officer and
Chief Financial Officer                                Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
and Treasurer                                          Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
1956                                                   Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                       Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                       President of Dimensional SmartNest (US) LLC, and Dimensional
                                                       Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                       PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                       Dimensional Japan Ltd.
----------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                Since 2013            Vice President of all the DFA Entities. Client Service Manager for
Vice President                                         Dimensional (Since 2012). Formerly, Regional Director for
1978                                                   Dimensional (2008-2011; Senior Associate at Dimensional
                                                       (2007-2010).
----------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson               Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                         Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                   for Dimensional (2007-2010).
----------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell              Vice President since  Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary     1997 and Secretary    President and Secretary of DFA Australia Limited and Dimensional
1964                             since 2000            Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                       Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                       (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                       Dimensional Japan Ltd. (since February 2012), Dimensional
                                                       Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                       Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                       August 2012). Director, Dimensional Funds PLC and Dimensional
                                                       Funds II PLC (since 2002 and 2006, respectively). Director of
                                                       Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                       Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                       August 2012 and July 2012).
----------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                  Since 2011            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (2008-2010).
1964
----------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz             Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance Officer
Vice President                                         of Dimensional (since December 2012). Formerly Chief Compliance
1961                                                   Officer of Wellington Management Company, LLP (2004-2011).
----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O                     Since 2010            Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                         Commodity Fund I Ltd. Deputy General Counsel, Funds (since
1974                                                   2011). Counsel for Dimensional (2007-2011).
----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly               Since 2007            Vice President of all the DFA Entities.
Vice President
1976
----------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong                    Since 2009            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (since July 2005).
1973

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki                Since 2010      Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak            Since 2013      Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre               Since 2013      Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha              Since 1993      Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                     Since 2011      Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall          Since 2008      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier               Since 2013      Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova             Since 2012      Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez          Since 2005      Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft                Since 2010      Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi            Since 2010      Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons             Since 2009      Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff               Since 2007      Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith              Since 2011      Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith               Since 2004      Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------
    Carl G. Snyder               Since 2000      Vice President of all the DFA Entities.
    Vice President
    1963
-----------------------------------------------------------------------------------------------------------------------
    Lawrence R. Spieth           Since 2004      Vice President of all the DFA Entities.
    Vice President
    1947
-----------------------------------------------------------------------------------------------------------------------
    Bradley G. Steiman           Since 2004      Vice President of all the DFA Entities and Director and Vice
    Vice President                               President of Dimensional Fund Advisors Canada ULC.
    1973
-----------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow             Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta              Since 2013      Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten                Since 2013      Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten                Since 2012      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter             Since 2009      Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland               Since 1997      Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh                Since 2009      Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington          Since 1997      Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                 Since 2007      Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                  Since 2005      Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young               Since 2011      Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS


                                  (Unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               Qualifying
                                                                                                   For
                                           Net                                                  Corporate
                                       Investment    Short-Term     Long-Term                   Dividends   Qualifying  Foreign
                                         Income     Capital Gain  Capital Gain      Total       Received     Dividend     Tax
Dimensional Investment Group Inc.     Distributions Distributions Distributions Distributions Deduction (1) Income (2) Credit (3)
---------------------------------     ------------- ------------- ------------- ------------- ------------- ---------- ----------
U.S. Large Cap Value Portfolio II....      100%          --            --            100%          100%        100%        --
DFA International Value Portfolio II.       33%          --            67%           100%          100%        100%         8%

                                                            Qualifying
                                                              Short-
                                       Foreign   Qualifying    Term
                                        Source    Interest   Capital
Dimensional Investment Group Inc.     Income (4) Income (5)  Gain (6)
---------------------------------     ---------- ---------- ----------
U.S. Large Cap Value Portfolio II....     --        100%       100%
DFA International Value Portfolio II.    100%       100%       100%

----------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of Investment Company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-009A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

Dimensional Investment Group Inc.
DFA International Value Portfolio III
U.S. Large Cap Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
        Dimensional Investment Group Inc.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   4
           Disclosure of Fund Expenses.............................   7
           Disclosure of Portfolio Holdings........................   9
           Schedules of Investments
               DFA International Value Portfolio III...............  10
               U.S. Large Cap Value Portfolio III..................  10
               Tax-Managed U.S. Marketwide Value Portfolio II......  10
           Statements of Assets and Liabilities....................  11
           Statements of Operations................................  12
           Statements of Changes in Net Assets.....................  13
           Financial Highlights....................................  14
           Notes to Financial Statements...........................  16
           Report of Independent Registered Public Accounting Firm.  23
        The DFA Investment Trust Company
           Performance Charts......................................  24
           Management's Discussion and Analysis....................  26
           Disclosure of Fund Expenses.............................  29
           Disclosure of Portfolio Holdings........................  31
           Summary Schedules of Portfolio Holdings
               The DFA International Value Series..................  32
               The U.S. Large Cap Value Series.....................  36
               The Tax-Managed U.S. Marketwide Value Series........  39
           Statements of Assets and Liabilities....................  42
           Statements of Operations................................  43
           Statements of Changes in Net Assets.....................  44
           Financial Highlights....................................  45
           Notes to Financial Statements...........................  46
           Report of Independent Registered Public Accounting Firm.  54
        Fund Management............................................  55
        Voting Proxies on Fund Portfolio Securities................  64
        Notice to Shareholders.....................................  65

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
        1.0% of the net assets of the Fund. Some of the individual securities within this category may include
        Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO III VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                [CHART]

                 DFA International              MSCI World ex USA
                Value Portfolio III           Index (net dividends)
               ---------------------         ----------------------
10/31/2003            $10,000                       $10,000
11/30/2003             10,207                        10,227
12/31/2003             10,979                        11,011
01/31/2004             11,261                        11,164
02/29/2004             11,596                        11,421
03/31/2004             11,773                        11,478
04/30/2004             11,420                        11,178
05/31/2004             11,534                        11,230
06/30/2004             12,013                        11,489
07/31/2004             11,567                        11,139
08/31/2004             11,718                        11,185
09/30/2004             12,094                        11,511
10/31/2004             12,552                        11,925
11/30/2004             13,485                        12,718
12/31/2004             14,156                        13,255
01/31/2005             14,020                        12,994
02/28/2005             14,572                        13,572
03/31/2005             14,214                        13,264
04/30/2005             13,779                        12,926
05/31/2005             13,797                        12,950
06/30/2005             14,015                        13,161
07/31/2005             14,640                        13,586
08/31/2005             15,126                        13,961
09/30/2005             15,550                        14,599
10/31/2005             15,310                        14,127
11/30/2005             15,587                        14,501
12/31/2005             16,346                        15,173
01/31/2006             17,468                        16,133
02/28/2006             17,631                        16,079
03/31/2006             18,379                        16,589
04/30/2006             19,310                        17,382
05/31/2006             18,523                        16,722
06/30/2006             18,407                        16,700
07/31/2006             18,690                        16,857
08/31/2006             19,332                        17,336
09/30/2006             19,599                        17,322
10/31/2006             20,476                        18,006
11/30/2006             21,146                        18,543
12/31/2006             21,980                        19,074
01/31/2007             22,393                        19,191
02/28/2007             22,373                        19,344
03/31/2007             23,089                        19,840
04/30/2007             24,261                        20,742
05/31/2007             25,089                        21,203
06/30/2007             24,902                        21,224
07/31/2007             24,214                        20,931
08/31/2007             23,937                        20,628
09/30/2007             25,191                        21,800
10/31/2007             26,409                        22,748
11/30/2007             24,809                        21,858
12/31/2007             24,267                        21,447
01/31/2008             22,305                        19,513
02/29/2008             22,018                        19,867
03/31/2008             22,285                        19,583
04/30/2008             23,278                        20,672
05/31/2008             23,288                        20,986
06/30/2008             20,987                        19,354
07/31/2008             20,396                        18,665
08/31/2008             19,542                        17,943
09/30/2008             17,251                        15,353
10/31/2008             12,933                        12,159
11/30/2008             12,129                        11,500
12/31/2008             13,053                        12,106
01/31/2009             11,255                        10,976
02/28/2009              9,867                         9,865
03/31/2009             10,942                        10,515
04/30/2009             12,957                        11,871
05/31/2009             14,883                        13,373
06/30/2009             14,666                        13,234
07/31/2009             16,396                        14,477
08/31/2009             17,335                        15,170
09/30/2009             18,233                        15,796
10/31/2009             17,506                        15,543
11/30/2009             18,017                        15,927
12/31/2009             18,226                        16,181
01/31/2010             17,175                        15,423
02/28/2010             17,232                        15,407
03/31/2010             18,601                        16,399
04/30/2010             18,281                        16,155
05/31/2010             16,142                        14,372
06/30/2010             15,856                        14,164
07/31/2010             17,842                        15,473
08/31/2010             16,971                        15,011
09/30/2010             18,788                        16,451
10/31/2010             19,441                        17,037
11/30/2010             18,461                        16,315
12/31/2010             20,187                        17,629
01/31/2011             21,056                        18,009
02/28/2011             21,749                        18,676
03/31/2011             21,158                        18,302
04/30/2011             22,277                        19,299
05/31/2011             21,476                        18,727
06/30/2011             21,176                        18,460
07/31/2011             20,505                        18,156
08/31/2011             18,300                        16,621
09/30/2011             16,306                        14,952
10/31/2011             17,875                        16,406
11/30/2011             17,283                        15,648
12/31/2011             16,819                        15,477
01/31/2012             17,955                        16,312
02/29/2012             18,883                        17,209
03/31/2012             18,740                        17,082
04/30/2012             18,067                        16,792
05/31/2012             15,827                        14,878
06/30/2012             16,956                        15,852
07/31/2012             16,881                        16,050
08/31/2012             17,580                        16,508
09/30/2012             18,209                        17,009
10/31/2012             18,435                        17,128
11/30/2012             18,724                        17,488
12/31/2012             19,646                        18,017
01/31/2013             20,576                        18,903
02/28/2013             19,956                        18,715
03/31/2013             20,023                        18,863
04/30/2013             21,007                        19,722
05/31/2013             20,748                        19,281
06/30/2013             20,027                        18,558
07/31/2013             21,385                        19,546            Past performance is not predictive of
08/31/2013             21,240                        19,294            future performance.
09/30/2013             22,844                        20,657
10/31/2013             23,626                        21,350            The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
         Average Annual        One        Five         Ten             redemption of fund shares.
         Total Return          Year       Years       Years
         --------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              28.15%      12.81%      8.98%            rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO III VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

                U.S. Large Cap
              Value Portfolio III       Russell 1000/R/ Value Index
             ---------------------      ---------------------------
10/31/2003          $10,000                       $10,000
11/30/2003           10,221                        10,136
12/31/2003           10,926                        10,760
01/31/2004           11,116                        10,950
02/29/2004           11,397                        11,184
03/31/2004           11,356                        11,086
04/30/2004           11,166                        10,815
05/31/2004           11,223                        10,925
06/30/2004           11,562                        11,183
07/31/2004           11,188                        11,026
08/31/2004           11,188                        11,182
09/30/2004           11,531                        11,356
10/31/2004           11,673                        11,544
11/30/2004           12,440                        12,128
12/31/2004           12,934                        12,534
01/31/2005           12,607                        12,311
02/28/2005           12,993                        12,719
03/31/2005           12,963                        12,545
04/30/2005           12,518                        12,320
05/31/2005           13,055                        12,617
06/30/2005           13,324                        12,755
07/31/2005           13,989                        13,124
08/31/2005           13,872                        13,067
09/30/2005           14,082                        13,250
10/31/2005           13,711                        12,914
11/30/2005           14,260                        13,336
12/31/2005           14,275                        13,416
01/31/2006           14,958                        13,937
02/28/2006           14,907                        14,022
03/31/2006           15,174                        14,212
04/30/2006           15,593                        14,573
05/31/2006           15,310                        14,205
06/30/2006           15,444                        14,295
07/31/2006           15,221                        14,643
08/31/2006           15,470                        14,888
09/30/2006           15,902                        15,185
10/31/2006           16,531                        15,682
11/30/2006           16,841                        16,040
12/31/2006           17,178                        16,400
01/31/2007           17,684                        16,610
02/28/2007           17,418                        16,351
03/31/2007           17,534                        16,603
04/30/2007           18,281                        17,217
05/31/2007           19,036                        17,838
06/30/2007           18,730                        17,421
07/31/2007           17,571                        16,616
08/31/2007           17,232                        16,802
09/30/2007           17,677                        17,379
10/31/2007           17,776                        17,381
11/30/2007           16,782                        16,531
12/31/2007           16,731                        16,371
01/31/2008           16,090                        15,716
02/29/2008           15,599                        15,057
03/31/2008           15,446                        14,944
04/30/2008           16,420                        15,673
05/31/2008           16,818                        15,648
06/30/2008           14,973                        14,150
07/31/2008           14,811                        14,099
08/31/2008           15,096                        14,339
09/30/2008           13,742                        13,285
10/31/2008           10,648                        10,985
11/30/2008            9,607                        10,198
12/31/2008            9,914                        10,339
01/31/2009            8,735                         9,150
02/28/2009            7,518                         7,928
03/31/2009            8,255                         8,606
04/30/2009            9,589                         9,528
05/31/2009           10,334                        10,117
06/30/2009           10,200                        10,042
07/31/2009           11,172                        10,864
08/31/2009           11,928                        11,433
09/30/2009           12,444                        11,874
10/31/2009           11,912                        11,511
11/30/2009           12,582                        12,160
12/31/2009           12,931                        12,375
01/31/2010           12,624                        12,027
02/28/2010           13,179                        12,407
03/31/2010           14,206                        13,214
04/30/2010           14,652                        13,556
05/31/2010           13,401                        12,442
06/30/2010           12,387                        11,742
07/31/2010           13,354                        12,536
08/31/2010           12,546                        12,000
09/30/2010           13,777                        12,931
10/31/2010           14,289                        13,319
11/30/2010           14,179                        13,248
12/31/2010           15,566                        14,294
01/31/2011           16,061                        14,617
02/28/2011           16,929                        15,156
03/31/2011           17,009                        15,217
04/30/2011           17,435                        15,622
05/31/2011           17,192                        15,457
06/30/2011           16,882                        15,140
07/31/2011           16,109                        14,638
08/31/2011           14,747                        13,724
09/30/2011           13,256                        12,687
10/31/2011           15,096                        14,139
11/30/2011           14,973                        14,066
12/31/2011           15,089                        14,350
01/31/2012           15,841                         4,893
02/29/2012           16,758                        15,486
03/31/2012           17,064                        15,945
04/30/2012           16,712                        15,783
05/31/2012           15,524                        14,857
06/30/2012           16,364                        15,595
07/31/2012           16,520                        15,756
08/31/2012           17,174                        16,098
09/30/2012           17,809                        16,609
10/31/2012           17,861                        16,528
11/30/2012           17,893                        16,521
12/31/2012           18,434                        16,862
01/31/2013           19,729                        17,958
02/28/2013           19,981                        18,216
03/31/2013           20,935                        18,937
04/30/2013           21,157                        19,224
05/31/2013           22,023                        19,717
06/30/2013           21,779                        19,543
07/31/2013           23,083                        20,599
08/31/2013           22,405                        19,817              Past performance is not predictive of
09/30/2013           23,058                        20,314              future performance.
10/31/2013           24,229                        21,203
                                                                       The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
                                                                       redemption of fund shares.
         Average Annual        One        Five         Ten
         Total Return          Year       Years       Years            Russell data copyright (C) Russell
         --------------------------------------------------------      Investment Group 1995-2013, all rights
                              35.65%      17.87%      9.25%            reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]

             Tax/Managed U.S. Marketwide
                  Value Portfolio II              Russell 3000/R/ Value Index
             ---------------------------          ---------------------------
10/31/2003             $10,000                              $10,000
11/30/2003              10,278                               10,155
12/31/2003              10,799                               10,760
01/31/2004              11,032                               10,964
02/29/2004              11,275                               11,197
03/31/2004              11,265                               11,119
04/30/2004              11,060                               10,823
05/31/2004              11,144                               10,934
06/30/2004              11,500                               11,215
07/31/2004              11,098                               11,027
08/31/2004              11,032                               11,180
09/30/2004              11,439                               11,376
10/31/2004              11,589                               11,564
11/30/2004              12,376                               12,186
12/31/2004              12,770                               12,583
01/31/2005              12,497                               12,336
02/28/2005              12,977                               12,731
03/31/2005              12,844                               12,549
04/30/2005              12,373                               12,289
05/31/2005              12,920                               12,622
06/30/2005              13,236                               12,796
07/31/2005              13,955                               13,197
08/31/2005              13,936                               13,118
09/30/2005              14,192                               13,284
10/31/2005              13,850                               12,947
11/30/2005              14,401                               13,379
12/31/2005              14,468                               13,443
01/31/2006              15,280                               14,017
02/28/2006              15,232                               14,094
03/31/2006              15,594                               14,330
04/30/2006              15,987                               14,663
05/31/2006              15,537                               14,271
06/30/2006              15,641                               14,370
07/31/2006              15,535                               14,668
08/31/2006              15,622                               14,931
09/30/2006              15,922                               15,215
10/31/2006              16,539                               15,738
11/30/2006              16,944                               16,106
12/31/2006              17,271                               16,447
01/31/2007              17,727                               16,660
02/28/2007              17,494                               16,406
03/31/2007              17,694                               16,654
04/30/2007              18,326                               17,229
05/31/2007              19,191                               17,852
06/30/2007              18,773                               17,435
07/31/2007              17,749                               16,571
08/31/2007              17,661                               16,769
09/30/2007              18,106                               17,304
10/31/2007              18,126                               17,321
11/30/2007              17,058                               16,438
12/31/2007              16,983                               16,281
01/31/2008              16,312                               15,627
02/29/2008              15,724                               14,975
03/31/2008              15,434                               14,888
04/30/2008              16,314                               15,594
05/31/2008              16,666                               15,612
06/30/2008              14,831                               14,119
07/31/2008              14,716                               14,127
08/31/2008              15,018                               14,402
09/30/2008              13,744                               13,376
10/31/2008              10,668                               11,030
11/30/2008               9,612                               10,199
12/31/2008               9,942                               10,379
01/31/2009               8,648                                9,162
02/28/2009               7,480                                7,934
03/31/2009               8,273                                8,614
04/30/2009               9,702                                9,573
05/31/2009              10,427                               10,133
06/30/2009              10,280                               10,062
07/31/2009              11,331                               10,912
08/31/2009              12,081                               11,478
09/30/2009              12,619                               11,932
10/31/2009              12,017                               11,533
11/30/2009              12,576                               12,160
12/31/2009              13,043                               2,430
01/31/2010              12,675                               12,079
02/28/2010              13,259                               12,475
03/31/2010              14,304                               13,305
04/30/2010              14,856                               13,699
05/31/2010              13,589                               12,570
06/30/2010              12,544                               11,830
07/31/2010              13,555                               12,634
08/31/2010              12,663                               12,061
09/30/2010              13,931                               13,024
10/31/2010              14,476                               13,424
11/30/2010              14,509                               13,386
12/31/2010              15,874                               14,447
01/31/2011              16,269                               14,747
02/28/2011              17,190                               15,308
03/31/2011              17,304                               15,381
04/30/2011              17,710                               15,777
05/31/2011              17,425                               15,601
06/30/2011              17,124                               15,276
07/31/2011              16,396                               14,769
08/31/2011              15,038                               13,816
09/30/2011              13,509                               12,735
10/31/2011              15,382                               14,222
11/30/2011              15,260                               14,152
12/31/2011              15,416                               14,432
01/31/2012              16,219                               15,010
02/29/2012              17,079                               15,579
03/31/2012              17,443                               16,042
04/30/2012              17,118                               15,873
05/31/2012              15,920                               14,939
06/30/2012              16,757                               15,679
07/31/2012              16,904                               15,817
08/31/2012              17,534                               16,171
09/30/2012              18,172                               16,689
10/31/2012              18,228                               16,598
11/30/2012              18,341                               16,595
12/31/2012              18,870                               16,964
01/31/2013              20,111                               18,060
02/28/2013              20,430                               18,315
03/31/2013              21,440                               19,044
04/30/2013              21,600                               19,308
05/31/2013              22,308                               19,810
06/30/2013              22,170                               19,642              Past performance is not predictive of
07/31/2013              23,512                               20,718              future performance.
08/31/2013              22,824                               19,922
09/30/2013              23,656                               20,472              The returns shown do not reflect the
10/31/2013              24,772                               21,350              deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
                                                                                 redemption of fund shares.
           Average Annual          One          Five          Ten
           Total Return            Year         Years        Years               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2013, all rights
                                  35.90%        18.35%       9.50%               reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
                                                ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

----------
During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................         20.70%              20.37%
                  Japan.............................         64.48%              34.00%
                  Canada............................         10.59%               5.99%
                  France............................         27.55%              33.82%
                  Australia.........................         26.44%              15.47%
                  Switzerland.......................         27.49%              31.10%
                  Germany...........................         24.72%              30.85%
                  Spain.............................         30.69%              37.11%
                  Sweden............................         24.39%              27.55%
                  Hong Kong.........................         14.30%              14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Portfolio Performance Overview

DFA International Value Portfolio III

   The DFA International Value Portfolio III seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 28.15% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Master Fund's greater exposure to value stocks in the financial sector was beneficial as these names generally outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ending October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright(C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

U.S. Large Cap Value Portfolio III

   The U.S. Large Cap Value Portfolio III seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.65% for the Portfolio and 28.29% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Master Fund's higher weight in these securities contributed to the Portfolio's outperformance relative to the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

Tax-Managed U.S. Marketwide Value Portfolio II

   The Tax-Managed U.S. Marketwide Value Portfolio II seeks to capture the returns of U.S. value stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The Portfolio also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 35.90% for the Portfolio and 28.64% for the Russell 3000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Master Fund had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed, and the Master Fund's higher weight contributed to the Portfolio's outperformance relative to the Index. The Master Fund invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid-cap stocks during the period, and the Master Fund's greater exposure to small caps contributed to the Portfolio's outperformance relative to the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Portfolio's outperformance relative to the Index as both sectors underperformed the overall Index during the period.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended October 31, 2013
EXPENSE TABLES
                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         05/01/13  10/31/13    Ratio*   Period*
                                         --------- --------- ---------- --------
DFA International Value Portfolio III**
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,124.70    0.24%    $1.29
Hypothetical 5% Annual Return........... $1,000.00 $1,024.00    0.24%    $1.22

U.S. Large Cap Value Portfolio III**
------------------------------------
Actual Fund Return...................... $1,000.00 $1,145.20    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                  Beginning  Ending              Expenses
                                                   Account  Account   Annualized   Paid
                                                    Value    Value     Expense    During
                                                  05/01/13  10/31/13    Ratio*   Period*
                                                  --------- --------- ---------- --------

Tax-Managed U.S. Marketwide Value Portfolio II**
------------------------------------------------
Actual Fund Return............................... $1,000.00 $1,146.90    0.22%    $1.19
Hypothetical 5% Annual Return.................... $1,000.00 $1,024.10    0.22%    $1.12

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                                 Affiliated Investment Company
                                                 -----------------------------
 DFA International Value Portfolio III..........             100.0%
 U.S. Large Cap Value Portfolio III.............             100.0%
 Tax-Managed U.S. Marketwide Value Portfolio II.             100.0%

                           SCHEDULES OF INVESTMENTS

                               October 31, 2013


                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $1,725,152,518
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,400,775,594)........................................ $1,725,152,518
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $2,648,825,421
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $1,623,602,718)........................................ $2,648,825,421
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                 Value+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $1,279,584,598
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $760,413,262).......................................... $1,279,584,598
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                             DFA                                Tax-Managed
                                                                        International      U.S. Large Cap     U.S. Marketwide
                                                                     Value Portfolio III Value Portfolio III Value Portfolio II
                                                                     ------------------- ------------------- ------------------
ASSETS:
Investments in Affiliated Investment Company at Value...............    $  1,725,153        $  2,648,825        $  1,279,585
Receivables:
  Fund Shares Sold..................................................           1,472                 735                 326
Prepaid Expenses and Other Assets...................................              26                  28                  24
                                                                        ------------        ------------        ------------
     Total Assets...................................................       1,726,651           2,649,588           1,279,935
                                                                        ------------        ------------        ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed..............................................             701               1,341                 213
  Due to Advisor....................................................              14                  22                  --
Accrued Expenses and Other Liabilities..............................              86                 114                  58
                                                                        ------------        ------------        ------------
     Total Liabilities..............................................             801               1,477                 271
                                                                        ------------        ------------        ------------
NET ASSETS..........................................................    $  1,725,850        $  2,648,111        $  1,279,664
                                                                        ============        ============        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................      96,714,845         116,408,921          59,430,985
                                                                        ============        ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE..............................................................    $      17.84        $      22.75        $      21.53
                                                                        ============        ============        ============
Investments in Affiliated Investment Company at Cost................    $  1,400,776        $  1,623,603        $    760,413
                                                                        ============        ============        ============
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................    $  1,329,487        $  1,561,646        $    759,489
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................           2,592               5,714               2,478
Accumulated Net Realized Gain (Loss)................................          69,269              55,529              (1,475)
Net Unrealized Foreign Exchange Gain (Loss).........................             125                  --                  --
Net Unrealized Appreciation (Depreciation)..........................         324,377           1,025,222             519,172
                                                                        ------------        ------------        ------------
NET ASSETS..........................................................    $  1,725,850        $  2,648,111        $  1,279,664
                                                                        ============        ============        ============
(1) NUMBER OF SHARES AUTHORIZED.....................................     500,000,000         700,000,000         500,000,000
                                                                        ============        ============        ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                            DFA                                   Tax-Managed
                                                                       International        U.S. Large Cap      U.S. Marketwide
                                                                    Value Portfolio III* Value Portfolio III* Value Portfolio II*
                                                                    -------------------- -------------------- -------------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $3,673, $8 and $27,
   respectively)...................................................       $ 47,885             $ 49,018            $ 22,374
  Interest.........................................................              1                   10                   5
  Income from Securities Lending...................................          2,484                  414                 203
  Expenses Allocated from Affiliated Investment Company............         (3,314)              (2,685)             (2,386)
                                                                          --------             --------            --------
     Total Investment Income.......................................         47,056               46,757              20,196
                                                                          --------             --------            --------
Expenses
  Administrative Services Fees.....................................            149                  236                  --
  Accounting & Transfer Agent Fees.................................             30                   37                  27
  Filing Fees......................................................             37                   38                  35
  Shareholders' Reports............................................             50                   58                  24
  Directors'/Trustees' Fees & Expenses.............................             16                   25                  12
  Audit Fees.......................................................              5                    5                   8
  Legal Fees.......................................................             16                   26                  12
  Other............................................................             22                   33                  17
                                                                          --------             --------            --------
     Total Expenses................................................            325                  458                 135
                                                                          --------             --------            --------
  Net Investment Income (Loss).....................................         46,731               46,299              20,061
                                                                          --------             --------            --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.....................................         72,564              204,002              11,465
    Futures........................................................           (280)                  --                  --
    Foreign Currency Transactions**................................           (418)                  --                  --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................        255,240              464,086             307,019
    Futures........................................................            (22)                  --                  --
    Translation of Foreign Currency Denominated Amounts............            113                   --                  --
                                                                          --------             --------            --------
  Net Realized and Unrealized Gain (Loss)..........................        327,197              668,088             318,484
                                                                          --------             --------            --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations........................................................       $373,928             $714,387            $338,545
                                                                          ========             ========            ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $1, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                                    Tax-Managed U.S.
                                                 DFA International Value  U.S. Large Cap Value      Marketwide Value
                                                      Portfolio III           Portfolio III           Portfolio II
                                                 ----------------------  ----------------------  ---------------------
                                                    Year        Year        Year        Year        Year        Year
                                                   Ended       Ended       Ended       Ended       Ended       Ended
                                                  Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                    2013        2012        2013        2012        2013        2012
                                                 ----------  ----------  ----------  ----------  ----------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................. $   46,731  $   44,232  $   46,299  $   41,575  $   20,061  $  17,555
  Net Realized Gain (Loss) on:
    Investment Securities Sold..................     72,564      29,744     204,002      81,667      11,465     18,722
    Futures.....................................       (280)         --          --          --          --         --
    Foreign Currency Transactions*..............       (418)       (209)         --          --          --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency...................................    255,240     (27,237)    464,086     207,690     307,019    114,719
    Futures.....................................        (22)         --          --          --          --         --
    Translation of Foreign Currency
     Denominated Amounts........................        113         (43)         --          --          --         --
                                                 ----------  ----------  ----------  ----------  ----------  ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.................    373,928      46,487     714,387     330,932     338,545    150,996
                                                 ----------  ----------  ----------  ----------  ----------  ---------
Distributions From:
  Net Investment Income.........................    (47,178)    (39,964)    (46,245)    (40,221)    (19,382)   (16,854)
  Net Long-Term Gains...........................    (28,559)     (3,912)         --          --          --         --
                                                 ----------  ----------  ----------  ----------  ----------  ---------
     Total Distributions........................    (75,737)    (43,876)    (46,245)    (40,221)    (19,382)   (16,854)
                                                 ----------  ----------  ----------  ----------  ----------  ---------
Capital Share Transactions (1):
  Shares Issued.................................    300,366     358,163     362,948     270,600     133,567    105,021
  Shares Issued in Lieu of Cash Distributions...     62,527      37,348      39,087      34,942      19,334     16,826
  Shares Redeemed...............................   (232,096)   (240,070)   (498,513)   (343,034)   (153,201)  (133,075)
                                                 ----------  ----------  ----------  ----------  ----------  ---------
     Net Increase (Decrease) from Capital
      Share Transactions........................    130,797     155,441     (96,478)    (37,492)       (300)   (11,228)
                                                 ----------  ----------  ----------  ----------  ----------  ---------
     Total Increase (Decrease) in Net Assets....    428,988     158,052     571,664     253,219     318,863    122,914
Net Assets
  Beginning of Year.............................  1,296,862   1,138,810   2,076,447   1,823,228     960,801    837,887
                                                 ----------  ----------  ----------  ----------  ----------  ---------
  End of Year................................... $1,725,850  $1,296,862  $2,648,111  $2,076,447  $1,279,664  $ 960,801
                                                 ==========  ==========  ==========  ==========  ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued.................................     19,048      25,692      18,268      17,278       7,190      7,110
  Shares Issued in Lieu of Cash Distributions...      4,075       2,780       2,013       2,276       1,060      1,164
  Shares Redeemed...............................    (14,670)    (17,118)    (25,265)    (21,608)     (8,391)    (9,055)
                                                 ----------  ----------  ----------  ----------  ----------  ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed.......................      8,453      11,354      (4,984)     (2,054)       (141)      (781)
                                                 ==========  ==========  ==========  ==========  ==========  =========
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)........................................ $    2,592  $    5,047  $    5,714  $    6,876  $    2,478  $   2,212

----------
* Net of foreign capital gain taxes withheld of $1, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                         DFA International Value Portfolio III
                                                              -----------------------------------------------------------
                                                                 Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2013        2012         2011        2010        2009
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    14.69  $    14.81  $    16.66   $    15.41  $    11.74
                                                              ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.50        0.53        0.58         0.39        0.40
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.48       (0.12)      (1.87)        1.25        3.66
                                                              ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       3.98        0.41       (1.29)        1.64        4.06
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.51)      (0.48)      (0.56)       (0.39)      (0.39)
  Net Realized Gains.........................................      (0.32)      (0.05)         --           --          --
                                                              ----------  ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.83)      (0.53)      (0.56)       (0.39)      (0.39)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    17.84  $    14.69  $    14.81   $    16.66  $    15.41
============================================================= ==========  ==========  ==========   ==========  ==========
Total Return.................................................      28.15%       3.14%      (8.06)%      11.05%      35.37%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,725,850  $1,296,862  $1,138,810   $1,160,487  $1,008,172
Ratio of Expenses to Average Net Assets (B)..................       0.25%       0.26%       0.26%        0.26%       0.28%
Ratio of Net Investment Income to Average Net Assets.........       3.15%       3.71%       3.45%        2.53%       3.19%
---------------------------------------------------------------------------------------------------------------------------

                                                                          U.S. Large Cap Value Portfolio III
                                                              ----------------------------------------------------------
                                                                 Year        Year        Year        Year        Year
                                                                Ended       Ended       Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2013        2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    17.11  $    14.77  $    14.23  $    12.10  $    11.15
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.39        0.34        0.27        0.27        0.25
  Net Gains (Losses) on Securities (Realized and Unrealized).       5.64        2.33        0.54        2.12        0.97
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       6.03        2.67        0.81        2.39        1.22
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.39)      (0.33)      (0.27)      (0.26)      (0.27)
  Net Realized Gains.........................................         --          --          --          --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.39)      (0.33)      (0.27)      (0.26)      (0.27)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    22.75  $    17.11  $    14.77  $    14.23  $    12.10
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      35.65%      18.32%       5.64%      19.96%      11.88%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,648,111  $2,076,447  $1,823,228  $1,714,304  $1,457,701
Ratio of Expenses to Average Net Assets (B)..................       0.13%       0.14%       0.14%       0.14%       0.16%
Ratio of Net Investment Income to Average Net Assets.........       1.97%       2.13%       1.77%       2.00%       2.37%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                                Tax-Managed U.S. Marketwide Value Portfolio II
                                                              --------------------------------------------------
                                                                 Year       Year      Year      Year      Year
                                                                Ended      Ended     Ended     Ended     Ended
                                                               Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                 2013       2012      2011      2010      2009
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    16.13  $  13.88  $  13.27  $  11.17  $  10.20
                                                              ----------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.34      0.29      0.23      0.17      0.21
  Net Gains (Losses) on Securities (Realized and Unrealized).       5.39      2.24      0.60      2.10      1.02
                                                              ----------  --------  --------  --------  --------
   Total from Investment Operations..........................       5.73      2.53      0.83      2.27      1.23
-----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.33)    (0.28)    (0.22)    (0.17)    (0.26)
                                                              ----------  --------  --------  --------  --------
   Total Distributions.......................................      (0.33)    (0.28)    (0.22)    (0.17)    (0.26)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    21.53  $  16.13  $  13.88  $  13.27  $  11.17
============================================================= ==========  ========  ========  ========  ========
Total Return.................................................      35.90%    18.50%     6.26%    20.47%    12.64%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $1,279,664  $960,801  $837,887  $773,434  $671,403
Ratio of Expenses to Average Net Assets (B)..................       0.23%     0.23%     0.23%     0.23%     0.26%
Ratio of Net Investment Income to Average Net Assets.........       1.80%     1.97%     1.60%     1.38%     2.16%
-----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, three of which, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios"), are presented in this report. The remaining operational portfolios are presented in separate reports.

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invest their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At October 31, 2013, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 20%, 18% and 28% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. The Advisor provides investment advisory services to each Series. For the year ended October 31, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% average daily net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              DFA International Value Portfolio III.......... $42
              U.S. Large Cap Value Portfolio III.............  65
              Tax-Managed U.S. Marketwide Value Portfolio II.  29

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains (losses), gains on securities considered to be "passive foreign investment companies", tax equalization, realized foreign capital gains tax, the utilization of accumulated earnings and profits distributed to shareholders on redemptions as part of the dividends paid deduction for income purposes and non-deductible expenses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                   Increase       Increase
                                                                  (Decrease)     (Decrease)
                                                   Increase     Undistributed   Accumulated
                                                  (Decrease)    Net Investment  Net Realized
                                                Paid-In Capital     Income     Gains (Losses)
                                                --------------- -------------- --------------
DFA International Value Portfolio III..........     $4,323         $(2,008)       $(2,315)
U.S. Large Cap Value Portfolio III.............      2,714          (1,216)        (1,498)
Tax-Managed U.S. Marketwide Value Portfolio II.        582            (413)          (169)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains  Total
                                                -------------- ------------- -------
DFA International Value Portfolio III
2012...........................................    $41,721        $ 5,087    $46,808
2013...........................................     47,178         28,559     75,737
U.S. Large Cap Value Portfolio III
2012...........................................     40,221             --     40,221
2013...........................................     46,245             --     46,245
Tax-Managed U.S. Marketwide Value Portfolio II
2012 ..........................................     17,774             --     17,774
2013 ..........................................     19,382             --     19,382

   At October 31, 2013, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                Net Investment
                                                  Income and
                                                  Short-Term     Long-Term
                                                Capital Gains  Capital Gains Total
                                                -------------- ------------- ------
DFA International Value Portfolio III..........     $1,811        $2,511     $4,322
U.S. Large Cap Value Portfolio III.............      1,216         1,498      2,714
Tax-Managed U.S. Marketwide Value Portfolio II.        582            --        582

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       Undistributed                                              Total Net
                                       Net Investment                                           Distributable
                                         Income and   Undistributed                Unrealized     Earnings
                                         Short-Term     Long-Term   Capital Loss  Appreciation  (Accumulated
                                       Capital Gains  Capital Gains Carryfoward  (Depreciation)    Losses)
                                       -------------- ------------- ------------ -------------- -------------
DFA International Value Portfolio III.     $6,670        $66,597           --      $  323,169    $  396,436
U.S. Large Cap Value Portfolio III....      5,821         55,566           --       1,025,185     1,086,572
Tax-Managed U.S. Marketwide Value
  Portfolio II........................      2,526             --      $(1,383)        519,080       520,223

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 Expires on October 31,
                                                 ----------------------
                                                          2017          Total
                                                 ---------------------- ------
 Tax-Managed U.S. Marketwide Value Portfolio II.         $1,383         $1,383

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

            U.S. Large Cap Value Portfolio III............. $146,937
            Tax-Managed U.S. Marketwide Value Portfolio II.   11,296

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          Net
                                                                                       Unrealized
                                                 Federal    Unrealized   Unrealized   Appreciation
                                                 Tax Cost  Appreciation Depreciation (Depreciation)
                                                ---------- ------------ ------------ --------------
DFA International Value Portfolio III.......... $1,402,108  $  323,044       --        $  323,044
U.S. Large Cap Value Portfolio III.............  1,623,641   1,025,185       --         1,025,185
Tax-Managed U.S. Marketwide Value Portfolio II.    760,505     519,080       --           519,080

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by

The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2013.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
  -                                               ------------ --------------
  DFA International Value Portfolio III..........      4             93%
  U.S. Large Cap Value Portfolio III.............      5             97%
  Tax-Managed U.S. Marketwide Value Portfolio II.      3             99%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA international Value Portfolio III, U.S. Large Cap Value Portfolio III, and Tax-Managed U.S. Marketwide Value Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                      [CHART]

                 The DFA International         MSCI World ex USA Index
                      Value Series                  (net dividends)
                -----------------------       -------------------------
10/31/2003             $10,000                          $10,000
11/30/2003              10,214                           10,227
12/31/2003              10,981                           11,011
 1/31/2004              11,262                           11,164
 2/29/2004              11,601                           11,421
 3/31/2004              11,782                           11,478
 4/30/2004              11,426                           11,178
 5/31/2004              11,542                           11,230
 6/30/2004              12,019                           11,489
 7/31/2004              11,575                           11,139
 8/31/2004              11,726                           11,185
 9/30/2004              12,101                           11,511
10/31/2004              12,564                           11,925
11/30/2004              13,498                           12,718
12/31/2004              14,170                           13,255
 1/31/2005              14,029                           12,994
 2/28/2005              14,584                           13,572
 3/31/2005              14,224                           13,264
 4/30/2005              13,792                           12,926
 5/31/2005              13,810                           12,950
 6/30/2005              14,031                           13,161
 7/31/2005              14,657                           13,586
 8/31/2005              15,140                           13,961
 9/30/2005              15,566                           14,599
10/31/2005              15,332                           14,127
11/30/2005              15,605                           14,501
12/31/2005              16,369                           15,173
 1/31/2006              17,487                           16,133
 2/28/2006              17,655                           16,079
 3/31/2006              18,400                           16,589
 4/30/2006              19,332                           17,382
 5/31/2006              18,549                           16,722
 6/30/2006              18,432                           16,700
 7/31/2006              18,716                           16,857
 8/31/2006              19,360                           17,336
 9/30/2006              19,628                           17,322
10/31/2006              20,499                           18,006
11/30/2006              21,181                           18,543
12/31/2006              22,007                           19,074
 1/31/2007              22,422                           19,191
 2/28/2007              22,402                           19,344
 3/31/2007              23,126                           19,840
 4/30/2007              24,293                           20,742
 5/31/2007              25,124                           21,203
 6/30/2007              24,941                           21,224
 7/31/2007              24,247                           20,931
 8/31/2007              23,975                           20,628
 9/30/2007              25,227                           21,800
10/31/2007              26,451                           22,748
11/30/2007              24,848                           21,858
12/31/2007              24,313                           21,447
 1/31/2008              22,343                           19,513
 2/29/2008              22,059                           19,867
 3/31/2008              22,323                           19,583
 4/30/2008              23,321                           20,672
 5/31/2008              23,332                           20,986
 6/30/2008              21,024                           19,354
 7/31/2008              20,429                           18,665
 8/31/2008              19,576                           17,943
 9/30/2008              17,289                           15,353
10/31/2008              12,954                           12,159
11/30/2008              12,159                           11,500
12/31/2008              13,079                           12,106
 1/31/2009              11,273                           10,976
 2/28/2009               9,888                            9,865
 3/31/2009              10,967                           10,515
 4/30/2009              12,988                           11,871
 5/31/2009              14,918                           13,373
 6/30/2009              14,691                           13,234
 7/31/2009              16,439                           14,477
 8/31/2009              17,381                           15,170
 9/30/2009              18,267                           15,796
10/31/2009              17,540                           15,543
11/30/2009              18,063                           15,927
12/31/2009              18,267                           16,181
 1/31/2010              17,211                           15,423
 2/28/2010              17,279                           15,407
 3/31/2010              18,642                           16,399
 4/30/2010              18,324                           16,155
 5/31/2010              16,178                           14,372
 6/30/2010              15,894                           14,164
 7/31/2010              17,881                           15,473
 8/31/2010              17,007                           15,011
 9/30/2010              18,835                           16,451
10/31/2010              19,493                           17,037
11/30/2010              18,517                           16,315
12/31/2010              20,242                           17,629
 1/31/2011              21,105                           18,009
 2/28/2011              21,809                           18,676
 3/31/2011              21,207                           18,302
 4/30/2011              22,343                           19,299
 5/31/2011              21,537                           18,727
 6/30/2011              21,241                           18,460
 7/31/2011              20,560                           18,156
 8/31/2011              18,358                           16,621
 9/30/2011              16,348                           14,952
10/31/2011              17,926                           16,406
11/30/2011              17,336                           15,648
12/31/2011              16,870                           15,477
 1/31/2012              18,006                           16,312
 2/29/2012              18,948                           17,209
 3/31/2012              18,789                           17,082
 4/30/2012              18,119                           16,792
 5/31/2012              15,883                           14,878
 6/30/2012              17,007                           15,852
 7/31/2012              16,939                           16,050
 8/31/2012              17,642                           16,508
 9/30/2012              18,267                           17,009
10/31/2012              18,494                           17,128
11/30/2012              18,789                           17,488
12/31/2012              19,709                           18,017
 1/31/2013              20,640                           18,903
 2/28/2013              20,015                           18,715
 3/31/2013              20,083                           18,863
 4/30/2013              21,071                           19,722
 5/31/2013              20,821                           19,281
 6/30/2013              20,083                           18,558
 7/31/2013              21,457                           19,546            Past performance is not predictive of
 8/31/2013              21,309                           19,294            future performance.
 9/30/2013              22,910                           20,657
10/31/2013              23,705                           21,350            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
                                                                           would pay on fund distributions or the
          Average Annual         One         Five         Ten              redemption of fund shares.
          Total Return           Year        Years       Years
          ----------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                28.18%       12.85%      9.01%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                       [CHART]

             The U.S. Large Cap Value Series       Russell 1000/R/ Value Index
             -------------------------------       ---------------------------
10/31/2003               $10,000                             $10,000
11/30/2003                10,224                              10,136
12/31/2003                10,926                              10,760
01/31/2004                11,113                              10,950
02/29/2004                11,399                              11,184
03/31/2004                11,353                              11,086
04/30/2004                11,166                              10,815
05/31/2004                11,226                              10,925
06/30/2004                11,565                              11,183
07/31/2004                11,191                              11,026
08/31/2004                11,191                              11,182
09/30/2004                11,535                              11,356
10/31/2004                11,675                              11,544
11/30/2004                12,440                              12,128
12/31/2004                12,939                              12,534
01/31/2005                12,615                              12,311
02/28/2005                12,999                              12,719
03/31/2005                12,964                              12,545
04/30/2005                12,525                              12,320
05/31/2005                13,059                              12,617
06/30/2005                13,328                              12,755
07/31/2005                13,992                              13,124
08/31/2005                13,877                              13,067
09/30/2005                14,091                              13,250
10/31/2005                13,717                              12,914
11/30/2005                14,265                              13,336
12/31/2005                14,284                              13,416
01/31/2006                14,965                              13,937
02/28/2006                14,915                              14,022
03/31/2006                15,180                              14,212
04/30/2006                15,606                              14,573
05/31/2006                15,322                              14,205
06/30/2006                15,453                              14,295
07/31/2006                15,232                              14,643
08/31/2006                15,481                              14,888
09/30/2006                15,910                              15,185
10/31/2006                16,541                              15,682
11/30/2006                16,855                              16,040
12/31/2006                17,193                              16,400
01/31/2007                17,695                              16,610
02/28/2007                17,429                              16,351
03/31/2007                17,550                              16,603
04/30/2007                18,297                              17,217
05/31/2007                19,051                              17,838
06/30/2007                18,745                              17,421
07/31/2007                17,583                              16,616
08/31/2007                17,247                              16,802
09/30/2007                17,697                              17,379
10/31/2007                17,796                              17,381
11/30/2007                16,802                              16,531
12/31/2007                16,746                              16,371
01/31/2008                16,106                              15,716
02/29/2008                15,612                              15,057
03/31/2008                15,466                              14,944
04/30/2008                16,441                              15,673
05/31/2008                16,836                              15,648
06/30/2008                14,991                              14,150
07/31/2008                14,827                              14,099
08/31/2008                15,115                              14,339
09/30/2008                13,757                              13,285
10/31/2008                10,664                              10,985
11/30/2008                 9,618                              10,198
12/31/2008                 9,931                              10,339
01/31/2009                 8,752                               9,150
02/28/2009                 7,526                               7,928
03/31/2009                 8,269                               8,606
04/30/2009                 9,607                               9,528
05/31/2009                10,343                              10,117
06/30/2009                10,216                              10,042
07/31/2009                11,189                              10,864
08/31/2009                11,949                              11,433
09/30/2009                12,471                              11,874
10/31/2009                11,933                              11,511
11/30/2009                12,606                              12,160
12/31/2009                12,954                              12,375
01/31/2010                12,653                              12,027
02/28/2010                13,199                              12,407
03/31/2010                14,228                              13,214
04/30/2010                14,679                              13,556
05/31/2010                13,421                              12,442
06/30/2010                12,408                              11,742
07/31/2010                13,381                              12,536
08/31/2010                12,574                              12,000
09/30/2010                13,801                              12,931
10/31/2010                14,315                              13,319
11/30/2010                14,204                              13,248
12/31/2010                15,589                              14,294
01/31/2011                16,088                              14,617
02/28/2011                16,958                              15,156
03/31/2011                17,037                              15,217
04/30/2011                17,473                              15,622
05/31/2011                17,219                              15,457
06/30/2011                16,919                              15,140
07/31/2011                16,143                              14,638
08/31/2011                14,782                              13,724
09/30/2011                13,286                              12,687
10/31/2011                15,130                              14,139
11/30/2011                15,004                              14,066
12/31/2011                15,122                              14,350
01/31/2012                15,874                              14,893
02/29/2012                16,792                              15,486
03/31/2012                17,101                              15,945
04/30/2012                16,752                              15,783
05/31/2012                15,565                              14,857
06/30/2012                16,404                              15,595
07/31/2012                16,563                              15,756
08/31/2012                17,219                              16,098
09/30/2012                17,852                              16,609
10/31/2012                17,900                              16,528
11/30/2012                17,939                              16,521
12/31/2012                18,485                              16,862
01/31/2013                19,775                              17,958
02/28/2013                20,029                              18,216
03/31/2013                20,986                              18,937
04/30/2013                21,208                              19,224
05/31/2013                22,078                              19,717              Past performance is not predictive of
06/30/2013                21,833                              19,543              future performance.
07/31/2013                23,139                              20,599
08/31/2013                22,458                              19,817              The returns shown do not reflect the
09/30/2013                23,115                              20,314              deduction of taxes that a shareholder
10/31/2013                24,286                              21,203              would pay on fund distributions or the
                                                                                  redemption of fund shares.
           Average Annual          One          Five           Ten
           Total Return            Year         Years         Years               Russell data copyright (C) Russell
           ---------------------------------------------------------------        Investment Group 1995-2013, all rights
                                  35.68%        17.89%        9.28%               reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
October 31, 2003-October 31, 2013

                                    [CHART]


              Tax-Managed U.S.
           Marketwide Value Series         Russell 3000/R/ Value Index
           -----------------------         ---------------------------
10/31/2003          $10,000                          $10,000
11/30/2003           10,271                           10,155
12/31/2003           10,803                           10,760
01/31/2004           11,039                           10,964
02/29/2004           11,284                           11,197
03/31/2004           11,266                           11,119
04/30/2004           11,066                           10,823
05/31/2004           11,153                           10,934
06/30/2004           11,502                           11,215
07/31/2004           11,100                           11,027
08/31/2004           11,039                           11,180
09/30/2004           11,441                           11,376
10/31/2004           11,598                           11,564
11/30/2004           12,376                           12,186
12/31/2004           12,777                           12,583
01/31/2005           12,507                           12,336
02/28/2005           12,987                           12,731
03/31/2005           12,856                           12,549
04/30/2005           12,384                           12,289
05/31/2005           12,926                           12,622
06/30/2005           13,249                           12,796
07/31/2005           13,965                           13,197
08/31/2005           13,948                           13,118
09/30/2005           14,201                           13,284
10/31/2005           13,860                           12,947
11/30/2005           14,410                           13,379
12/31/2005           14,480                           13,443
01/31/2006           15,284                           14,017
02/28/2006           15,249                           14,094
03/31/2006           15,607                           14,330
04/30/2006           16,000                           14,663
05/31/2006           15,546                           14,271
06/30/2006           15,651                           14,370
07/31/2006           15,555                           14,668
08/31/2006           15,633                           14,931
09/30/2006           15,939                           15,215
10/31/2006           16,550                           15,738
11/30/2006           16,961                           16,106
12/31/2006           17,284                           16,447
01/31/2007           17,738                           16,660
02/28/2007           17,511                           16,406
03/31/2007           17,712                           16,654
04/30/2007           18,341                           17,229
05/31/2007           19,205                           17,852
06/30/2007           18,795                           17,435
07/31/2007           17,773                           16,571
08/31/2007           17,677                           16,769
09/30/2007           18,122                           17,304
10/31/2007           18,140                           17,321
11/30/2007           17,074                           16,438
12/31/2007           17,004                           16,281
01/31/2008           16,332                           15,627
02/29/2008           15,738                           14,975
03/31/2008           15,450                           14,888
04/30/2008           16,323                           15,594
05/31/2008           16,690                           15,612
06/30/2008           14,847                           14,119
07/31/2008           14,734                           14,127
08/31/2008           15,031                           14,402
09/30/2008           13,755                           13,376
10/31/2008           10,681                           11,030
11/30/2008            9,624                           10,199
12/31/2008            9,948                           10,379
01/31/2009            8,655                            9,162
02/28/2009            7,493                            7,934
03/31/2009            8,279                            8,614
04/30/2009            9,712                            9,573
05/31/2009           10,445                           10,133
06/30/2009           10,297                           10,062
07/31/2009           11,354                           10,912
08/31/2009           12,105                           11,478
09/30/2009           12,646                           11,932
10/31/2009           12,044                           11,533
11/30/2009           12,603                           12,160
12/31/2009           13,066                           12,430
01/31/2010           12,699                           12,079
02/28/2010           13,284                           12,475
03/31/2010           14,332                           13,305
04/30/2010           14,891                           13,699
05/31/2010           13,616                           12,570
06/30/2010           12,576                           11,830
07/31/2010           13,581                           12,634
08/31/2010           12,690                           12,061
09/30/2010           13,956                           13,024
10/31/2010           14,498                           13,424
11/30/2010           14,533                           13,386
12/31/2010           15,904                           14,447
01/31/2011           16,297                           14,747
02/28/2011           17,214                           15,308
03/31/2011           17,328                           15,381
04/30/2011           17,738                           15,777
05/31/2011           17,459                           15,601
06/30/2011           17,153                           15,276
07/31/2011           16,428                           14,769
08/31/2011           15,057                           13,816
09/30/2011           13,528                           12,735
10/31/2011           15,415                           14,222
11/30/2011           15,293                           14,152
12/31/2011           15,450                           14,432
01/31/2012           16,253                           15,010
02/29/2012           17,109                           15,579
03/31/2012           17,476                           16,042
04/30/2012           17,153                           15,873
05/31/2012           15,948                           14,939
06/30/2012           16,786                           15,679
07/31/2012           16,934                           15,817
08/31/2012           17,572                           16,171
09/30/2012           18,201                           16,689
10/31/2012           18,262                           16,598
11/30/2012           18,376                           16,595
12/31/2012           18,908                           16,964
01/31/2013           20,157                           18,060
02/28/2013           20,472                           18,315
03/31/2013           21,485                           19,044
04/30/2013           21,633                           19,308
05/31/2013           22,341                           19,810
06/30/2013           22,210                           19,642
07/31/2013           23,563                           20,718              Past performance is not predictive of
08/31/2013           22,865                           19,922              future performance.
09/30/2013           23,703                           20,472
10/31/2013           24,821                           21,350              The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
                                                                          would pay on fund distributions or the
                                                                          redemption of fund shares.
          Average Annual         One        Five         Ten
          Total Return           Year       Years       Years             Russell data copyright (C) Russell
          ---------------------------------------------------------       Investment Group 1995-2013, all rights
                                35.92%      18.37%      9.52%             reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
             -                                  ------------------

             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

----------
During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the US dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  U.S. Dollar Return Local Currency Return
---------------------------------------------------  ------------------ ---------------------
                  United Kingdom....................       20.70%               20.37%
                  Japan.............................       64.48%               34.00%
                  Canada............................       10.59%                5.99%
                  France............................       27.55%               33.82%
                  Australia.........................       26.44%               15.47%
                  Switzerland.......................       27.49%               31.10%
                  Germany...........................       24.72%               30.85%
                  Spain.............................       30.69%               37.11%
                  Sweden............................       24.39%               27.55%
                  Hong Kong.........................       14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names outperformed the Index. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

 U.S. Equity Market Review                   12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by strong gains in U.S. equities. The broad U.S. equity market, as measured by the Russell 3000(R) Index, had positive returns in 10 of the 12 months.

   The size premium was positive during the period with small cap stocks outperforming large cap stocks as measured by the Russell indices. Micro cap stocks were the strongest performers.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

              Russell 3000(R) Index........................ 28.99%
              Russell Microcap(R) Index (micro cap stocks). 38.72%
              Russell 2000(R) Index (small cap stocks)..... 36.28%
              Russell 1000(R) Index (large cap stocks)..... 28.40%
              Dow Jones U.S. Select REIT Index/SM/.........  9.96%

   The value premium was negative in small cap stocks while the performance of large cap value and large cap growth was almost identical as measured by the Russell indices.

               Total Return for 12 Months Ended October 31, 2013
               -------------------------------------------------

         Russell 2000(R) Value Index (small cap value stocks)... 32.83%
         Russell 2000(R) Growth Index (small cap growth stocks). 39.84%
         Russell 1000(R) Value Index (large cap value stocks)... 28.29%
         Russell 1000(R) Growth Index (large cap growth stocks). 28.30%

----------
Source: Russell data copyright(C) Russell Investment Group 1995-2013, all rights reserved.

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") believes that among the most important factors explaining differences in the behavior of diversified equity portfolios are the market capitalization and value/ growth characteristics of the portfolios' holdings. Value characteristics are a function of stock price relative to one or more fundamental characteristics such as book value, earnings, or dividends.

   For many Dimensional U.S. equity portfolios, differences in returns over the 12 months ended October 31, 2013, were primarily attributable to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios and the exclusion of securities of highly regulated utilities from most value strategies. For many portfolios, the construction approach used by Dimensional generally resulted in portfolios with greater weight in value, small cap and/or micro cap companies relative to widely used benchmarks.

Domestic Equity Series' Performance Overview

U.S. Large Cap Value Series

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 220 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.68% for the Series and 28.29% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Series' outperformance relative to the Index as both sectors underperformed the overall Index during the period.

Tax-Managed U.S. Marketwide Value Series

   The Tax-Managed U.S. Marketwide Value Series seeks to capture the returns of U.S. value stocks. Value is measured primarily by book-to-market ratio. The Series also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,300 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2013, total returns were 35.92% for the Series and 28.64% for the Russell 3000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. The Series had significantly greater exposure than the Index to deeper value stocks. These stocks generally outperformed the Index, and the Series' higher weight contributed to the Series' outperformance relative to the Index. The Series invests in stocks across all size categories while the Index primarily holds large cap and mid-cap stocks. Small cap stocks generally outperformed large and mid-cap stocks during the period, and the Series' greater exposure to small caps benefited the Series' relative performance. The Series' exclusion of real estate investment trusts ("REITs") and highly regulated utilities also contributed to the Series' outperformance relative to the Index as both sectors underperformed the overall Index during the period.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/13  10/31/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,125.00    0.22%    $1.18
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

  The U.S. Large Cap Value Series
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,145.10    0.11%    $0.59
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              05/01/13  10/31/13    Ratio*   Period*
                                              --------- --------- ---------- --------
The Tax-Managed U.S. Marketwide Value Series
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,147.40    0.21%    $1.14
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   4.9%
              Energy.......................................  12.7%
              Financials...................................  36.7%
              Health Care..................................   1.3%
              Industrials..................................  10.4%
              Information Technology.......................   3.7%
              Materials....................................  10.9%
              Other........................................    --
              Telecommunication Services...................   7.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                        The U.S. Large Cap Value Series
              Consumer Discretionary.......................  12.6%
              Consumer Staples.............................   7.5%
              Energy.......................................  20.7%
              Financials...................................  24.9%
              Health Care..................................   8.0%
              Industrials..................................  12.2%
              Information Technology.......................   5.9%
              Materials....................................   3.3%
              Telecommunication Services...................   4.6%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                 The Tax-Managed U.S. Marketwide Value Series
              Consumer Discretionary.......................  18.9%
              Consumer Staples.............................   7.3%
              Energy.......................................  15.8%
              Financials...................................  18.9%
              Health Care..................................  10.3%
              Industrials..................................  14.2%
              Information Technology.......................   6.2%
              Materials....................................   3.2%
              Other........................................    --
              Real Estate Investment Trusts................    --
              Telecommunication Services...................   4.9%
              Utilities....................................   0.3%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------          ------
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------          ------

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------          ------

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------          ------

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------          ------
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------          ------

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------          ------

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------          ------

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------          ------
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------          ------

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------          ------
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------          ------

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------          ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------           -----
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------           -----

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------           -----
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------           -----

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------           -----
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------           -----

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------           -----
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------           -----
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
SWITZERLAND -- (6.9%)
      Credit Suisse Group AG.........................................   1,928,358 $   59,987,253            0.7%
      Holcim, Ltd....................................................     887,877     66,039,798            0.8%
      Swiss Re AG....................................................   1,117,582     98,104,262            1.1%
      UBS AG.........................................................   6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG......................................     269,917     74,584,331            0.9%
      Other Securities...............................................                232,054,236            2.6%
                                                                                  --------------          ------
TOTAL SWITZERLAND....................................................                656,410,614            7.5%
                                                                                  --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C.................................................  14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR..................................   5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR........................................   5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C.........................................  15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR.............................   1,694,884     93,286,415            1.1%
      Kingfisher P.L.C...............................................   8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C.....................................  82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR...................................   3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C...........................................  34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR............................   3,949,158    145,407,998            1.6%
      Other Securities...............................................                428,839,157            4.8%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................              1,694,595,811           19.3%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              8,719,936,036           99.2%
                                                                                  --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities...............................................                 23,753,308            0.3%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                  1,906,872            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                  1,906,872            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund.................................  62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058...................................................... $       706        706,056            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                726,706,056            8.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361)............................................               $9,472,302,272          107.7%
                                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                      Percentage
                                            Shares       Value+     of Net Assets**
                                            ------       ------     ---------------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (12.1%)
    Comcast Corp. Class A................ 10,008,890 $  476,222,986            3.2%
    Comcast Corp. Special Class A........  3,819,364    176,836,553            1.2%
*   General Motors Co....................  3,555,515    131,376,279            0.9%
    Time Warner Cable, Inc...............  1,876,119    225,415,698            1.5%
    Time Warner, Inc.....................  4,974,348    341,936,681            2.3%
    Other Securities.....................               515,830,578            3.5%
                                                     --------------          ------
Total Consumer Discretionary.............             1,867,618,775           12.6%
                                                     --------------          ------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co............  3,189,248    130,440,243            0.9%
    CVS Caremark Corp....................  7,147,441    444,999,677            3.0%
    Mondelez International, Inc. Class A.  9,025,752    303,626,297            2.0%
    Other Securities.....................               227,833,106            1.5%
                                                     --------------          ------
Total Consumer Staples...................             1,106,899,323            7.4%
                                                     --------------          ------
Energy -- (19.9%)
    Anadarko Petroleum Corp..............  2,511,077    239,280,527            1.6%
    Apache Corp..........................  1,526,796    135,579,485            0.9%
    Baker Hughes, Inc....................  1,673,042     97,187,010            0.6%
    Chevron Corp.........................  4,348,879    521,691,525            3.5%
    ConocoPhillips.......................  6,993,622    512,632,493            3.4%
    Devon Energy Corp....................  1,479,247     93,517,995            0.6%
    Hess Corp............................  1,606,476    130,445,851            0.9%
    Marathon Oil Corp....................  3,640,872    128,377,147            0.9%
    Marathon Petroleum Corp..............  1,791,952    128,411,280            0.9%
    National Oilwell Varco, Inc..........  1,816,355    147,451,699            1.0%
    Occidental Petroleum Corp............  1,521,584    146,193,791            1.0%
    Phillips 66..........................  2,926,797    188,573,531            1.3%
    Valero Energy Corp...................  2,806,975    115,563,161            0.8%
    Other Securities.....................               484,245,131            3.3%
                                                     --------------          ------
Total Energy.............................             3,069,150,626           20.7%
                                                     --------------          ------
Financials -- (23.9%)
    American International Group, Inc....  8,251,823    426,206,658            2.9%
    Bank of America Corp................. 39,239,978    547,790,093            3.7%
    Bank of New York Mellon Corp. (The)..  3,633,937    115,559,197            0.8%
    Capital One Financial Corp...........  1,875,702    128,804,456            0.9%
    Citigroup, Inc....................... 10,998,186    536,491,513            3.6%
    CME Group, Inc.......................  1,618,207    120,087,142            0.8%
    JPMorgan Chase & Co..................  5,379,341    277,251,235            1.9%
    Loews Corp...........................  2,050,343     99,052,070            0.7%
    MetLife, Inc.........................  5,110,004    241,754,289            1.6%
    Morgan Stanley.......................  7,883,626    226,496,575            1.5%
    Prudential Financial, Inc............  2,327,738    189,454,596            1.3%
    Other Securities.....................               785,679,755            5.2%
                                                     --------------          ------
Total Financials.........................             3,694,627,579           24.9%
                                                     --------------          ------
Health Care -- (7.7%)
    Aetna, Inc...........................  2,027,401    127,118,043            0.9%
*   Express Scripts Holding Co...........  2,283,090    142,738,787            1.0%
    Pfizer, Inc..........................  7,744,869    237,612,581            1.6%
    Thermo Fisher Scientific, Inc........  1,932,026    188,913,502            1.3%
    WellPoint, Inc.......................  1,824,634    154,728,963            1.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                        Percentage
                                                            Shares        Value+      of Net Assets**
                                                            ------        ------      ---------------
Health Care -- (Continued)
      Other Securities...................................             $   330,262,151            2.1%
                                                                      ---------------          ------
Total Health Care........................................               1,181,374,027            8.0%
                                                                      ---------------          ------
Industrials -- (11.7%)
      CSX Corp...........................................   5,687,103     148,205,904            1.0%
      Eaton Corp. P.L.C..................................   1,993,999     140,696,569            1.0%
      FedEx Corp.........................................     759,707      99,521,617            0.7%
      General Electric Co................................  17,056,602     445,859,576            3.0%
      Norfolk Southern Corp..............................   1,681,939     144,680,393            1.0%
      Northrop Grumman Corp..............................   1,364,645     146,712,984            1.0%
      Union Pacific Corp.................................   1,891,022     286,300,731            1.9%
      Other Securities...................................                 389,576,498            2.5%
                                                                      ---------------          ------
Total Industrials........................................               1,801,554,272           12.1%
                                                                      ---------------          ------
Information Technology -- (5.6%)
      Corning, Inc.......................................   5,599,861      95,701,624            0.7%
      Hewlett-Packard Co.................................   9,295,748     226,537,379            1.5%
*     Yahoo!, Inc........................................   3,936,872     129,641,195            0.9%
      Other Securities...................................                 418,199,608            2.8%
                                                                      ---------------          ------
Total Information Technology.............................                 870,079,806            5.9%
                                                                      ---------------          ------
Materials -- (3.1%)
      Freeport-McMoRan Copper & Gold, Inc................   3,340,516     122,797,368            0.8%
      International Paper Co.............................   2,043,676      91,168,386            0.6%
      Other Securities...................................                 270,895,902            1.9%
                                                                      ---------------          ------
Total Materials..........................................                 484,861,656            3.3%
                                                                      ---------------          ------
Telecommunication Services -- (4.4%)
      AT&T, Inc..........................................  14,518,387     525,565,609            3.5%
      Other Securities...................................                 152,680,539            1.1%
                                                                      ---------------          ------
Total Telecommunication Services.........................                 678,246,148            4.6%
                                                                      ---------------          ------
Utilities -- (0.3%)
      Other Securities...................................                  47,551,285            0.3%
                                                                      ---------------          ------
TOTAL COMMON STOCKS......................................              14,801,963,497           99.8%
                                                                      ---------------          ------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional Liquid Reserves, 0.073%. 110,063,812     110,063,812            0.7%
                                                                      ---------------          ------

                                                            Shares/
                                                             Face
                                                            Amount
                                                            -------         -                -
                                                             (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund.....................  45,096,723     521,769,090            3.5%
                                                                      ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,087,346,593)...............................               $15,433,796,399          104.0%
                                                                      ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 1,867,618,775           --   --    $ 1,867,618,775
  Consumer Staples............   1,106,899,323           --   --      1,106,899,323
  Energy......................   3,069,150,626           --   --      3,069,150,626
  Financials..................   3,694,627,579           --   --      3,694,627,579
  Health Care.................   1,181,374,027           --   --      1,181,374,027
  Industrials.................   1,801,554,272           --   --      1,801,554,272
  Information Technology......     870,079,806           --   --        870,079,806
  Materials...................     484,861,656           --   --        484,861,656
  Telecommunication Services..     678,246,148           --   --        678,246,148
  Utilities...................      47,551,285           --   --         47,551,285
Temporary Cash Investments....     110,063,812           --   --        110,063,812
Securities Lending Collateral.              -- $521,769,090   --        521,769,090
                               --------------- ------------   --    ---------------
TOTAL......................... $14,912,027,309 $521,769,090   --    $15,433,796,399
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                       Percentage
                                             Shares       Value+     of Net Assets**
                                             ------       ------     ---------------
COMMON STOCKS -- (95.6%)
Consumer Discretionary -- (18.1%)
    Comcast Corp. Class A.................. 3,446,875 $  164,002,312            3.7%
    Comcast Corp. Special Class A.......... 1,088,341     50,390,188            1.2%
*   General Motors Co......................   674,707     24,930,424            0.6%
*   Liberty Interactive Corp. Class A......   882,463     23,791,202            0.6%
    Time Warner Cable, Inc.................   693,942     83,377,131            1.9%
    Time Warner, Inc....................... 1,534,860    105,506,276            2.4%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     43,874,013            1.0%
    Twenty-First Century Fox, Inc. Class B.   550,972     18,733,048            0.4%
    Other Securities.......................              310,888,189            7.0%
                                                      --------------          ------
Total Consumer Discretionary...............              825,492,783           18.8%
                                                      --------------          ------
Consumer Staples -- (7.0%)
    Archer-Daniels-Midland Co..............   813,476     33,271,168            0.8%
    CVS Caremark Corp...................... 1,510,745     94,058,984            2.2%
    Mondelez International, Inc. Class A... 2,081,099     70,008,170            1.6%
    Other Securities.......................              122,020,688            2.7%
                                                      --------------          ------
Total Consumer Staples.....................              319,359,010            7.3%
                                                      --------------          ------
Energy -- (15.2%)
    Anadarko Petroleum Corp................   845,068     80,526,530            1.8%
    Apache Corp............................   289,715     25,726,692            0.6%
    Chevron Corp...........................   668,412     80,182,703            1.8%
    ConocoPhillips......................... 1,766,829    129,508,566            3.0%
    Hess Corp..............................   378,130     30,704,156            0.7%
    Marathon Oil Corp......................   903,937     31,872,819            0.7%
    Marathon Petroleum Corp................   451,968     32,388,027            0.8%
    National Oilwell Varco, Inc............   250,948     20,371,959            0.5%
    Phillips 66............................   883,414     56,918,364            1.3%
    Pioneer Natural Resources Co...........    88,400     18,102,552            0.4%
    Valero Energy Corp.....................   605,899     24,944,862            0.6%
    Other Securities.......................              160,397,843            3.6%
                                                      --------------          ------
Total Energy...............................              691,645,073           15.8%
                                                      --------------          ------
Financials -- (18.0%)
    American International Group, Inc......   849,581     43,880,859            1.0%
    Bank of America Corp................... 6,543,356     91,345,250            2.1%
    Capital One Financial Corp.............   356,632     24,489,919            0.6%
    Citigroup, Inc......................... 2,115,722    103,204,919            2.4%
    CME Group, Inc.........................   414,385     30,751,511            0.7%
    Goldman Sachs Group, Inc. (The)........   143,685     23,113,169            0.5%
    JPMorgan Chase & Co.................... 1,148,419     59,189,515            1.4%
    MetLife, Inc........................... 1,126,173     53,279,245            1.2%
    Morgan Stanley......................... 1,476,248     42,412,605            1.0%
    Prudential Financial, Inc..............   497,625     40,501,699            0.9%
    Other Securities.......................              310,800,746            7.0%
                                                      --------------          ------
Total Financials...........................              822,969,437           18.8%
                                                      --------------          ------
Health Care -- (9.8%)
    Aetna, Inc.............................   558,462     35,015,567            0.8%
*   Express Scripts Holding Co.............   493,239     30,837,302            0.7%
    Humana, Inc............................   236,814     21,822,410            0.5%
    Pfizer, Inc............................ 3,950,849    121,212,047            2.8%
    Thermo Fisher Scientific, Inc..........   499,520     48,843,066            1.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                           Shares        Value+     of Net Assets**
                                                           ------        ------     ---------------
Health Care -- (Continued)
      WellPoint, Inc.....................................    504,640 $   42,793,472            1.0%
      Zoetis, Inc........................................  1,007,044     31,883,013            0.7%
      Other Securities...................................               116,226,691            2.6%
                                                                     --------------          ------
Total Health Care........................................               448,633,568           10.2%
                                                                     --------------          ------
Industrials -- (13.6%)
      CSX Corp...........................................  1,242,950     32,391,277            0.8%
      FedEx Corp.........................................    142,324     18,644,444            0.4%
      General Electric Co................................  5,021,489    131,261,722            3.0%
      Norfolk Southern Corp..............................    545,229     46,900,599            1.1%
      Northrop Grumman Corp..............................    337,038     36,234,955            0.8%
      Union Pacific Corp.................................    444,064     67,231,290            1.6%
      Other Securities...................................               286,950,482            6.4%
                                                                     --------------          ------
Total Industrials........................................               619,614,769           14.1%
                                                                     --------------          ------
Information Technology -- (5.9%)
      Corning, Inc.......................................  1,201,485     20,533,379            0.5%
*     Yahoo!, Inc........................................  1,048,770     34,535,996            0.8%
      Other Securities...................................               215,942,890            4.9%
                                                                     --------------          ------
Total Information Technology.............................               271,012,265            6.2%
                                                                     --------------          ------
Materials -- (3.1%)
      International Paper Co.............................    493,615     22,020,165            0.5%
      Other Securities...................................               118,633,840            2.7%
                                                                     --------------          ------
Total Materials..........................................               140,654,005            3.2%
                                                                     --------------          ------
Other -- (0.0%)
      Other Securities...................................                        54            0.0%
                                                                     --------------          ------
Real Estate Investment Trusts -- (0.0%)
      Other Securities...................................                   235,004            0.0%
                                                                     --------------          ------
Telecommunication Services -- (4.6%)
      AT&T, Inc..........................................  4,065,906    147,185,797            3.4%
      Verizon Communications, Inc........................    547,535     27,655,993            0.6%
      Other Securities...................................                37,106,974            0.8%
                                                                     --------------          ------
Total Telecommunication Services.........................               211,948,764            4.8%
                                                                     --------------          ------
Utilities -- (0.3%)
      Other Securities...................................                14,803,017            0.3%
                                                                     --------------          ------
TOTAL COMMON STOCKS......................................             4,366,367,749           99.5%
                                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities...................................                        --            0.0%
                                                                     --------------          ------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional Liquid Reserves, 0.073%. 22,324,026     22,324,026            0.5%
                                                                     --------------          ------

                                                           Shares/
                                                            Face
                                                           Amount
                                                           -------         -               -
                                                            (000)
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund..................... 15,381,037    177,958,599            4.0%
                                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,775,925,201)................................              $4,566,650,374          104.0%
                                                                     ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      Investments in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  825,492,783           --   --    $  825,492,783
  Consumer Staples..............    319,359,010           --   --       319,359,010
  Energy........................    691,645,073           --   --       691,645,073
  Financials....................    822,962,861 $      6,576   --       822,969,437
  Health Care...................    448,592,216       41,352   --       448,633,568
  Industrials...................    619,600,883       13,886   --       619,614,769
  Information Technology........    271,012,265           --   --       271,012,265
  Materials.....................    140,654,005           --   --       140,654,005
  Other.........................             --           54   --                54
  Real Estate Investment Trusts.        235,004           --   --           235,004
  Telecommunication Services....    211,948,764           --   --       211,948,764
  Utilities.....................     14,803,017           --   --        14,803,017
Rights/Warrants.................             --           --   --                --
Temporary Cash Investments......     22,324,026           --   --        22,324,026
Securities Lending Collateral...             --  177,958,599   --       177,958,599
                                 -------------- ------------   --    --------------
TOTAL........................... $4,388,629,907 $178,020,467   --    $4,566,650,374
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                                          The Tax-
                                                                             The DFA    The U.S. Large     Managed
                                                                          International   Cap Value    U.S. Marketwide
                                                                          Value Series*     Series      Value Series
                                                                          ------------- -------------- ---------------
ASSETS:
Investments at Value (including $716,973, $506,475 and $172,330 of
 securities on loan, respectively of securities on loan).................  $8,745,596    $14,801,963     $4,366,368
Temporary Cash Investments at Value & Cost...............................          --        110,064         22,324
Collateral Received from Securities on Loan at Value & Cost..............         706             --             --
Collateral from Securities on Loan Invested in Affiliate at Value & Cost.     726,000        521,769        177,959
Foreign Currencies at Value..............................................      24,350             --             --
Cash.....................................................................      20,781             --            116
Receivables:
  Investment Securities Sold.............................................       4,029         26,504             --
  Dividends, Interest and Tax Reclaims...................................      23,044         17,741          4,910
  Securities Lending Income..............................................         276            453             85
Prepaid Expenses and Other Assets........................................           1             --             --
                                                                           ----------    -----------     ----------
     Total Assets........................................................   9,544,783     15,478,494      4,571,762
                                                                           ----------    -----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................................     726,706        521,769        177,959
  Investment Securities Purchased........................................      23,813        115,461          3,011
  Due to Advisor.........................................................       1,472          1,223            729
Unrealized Loss on Foreign Currency Contracts............................          17             --             --
Accrued Expenses and Other Liabilities...................................         645          1,053            308
                                                                           ----------    -----------     ----------
     Total Liabilities...................................................     752,653        639,506        182,007
                                                                           ----------    -----------     ----------
NET ASSETS...............................................................  $8,792,130    $14,838,988     $4,389,755
                                                                           ==========    ===========     ==========
Investments at Cost......................................................  $7,016,037    $ 9,455,514     $2,575,643
                                                                           ==========    ===========     ==========
Foreign Currencies at Cost...............................................  $   24,526    $        --     $       --
                                                                           ==========    ===========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                                    The Tax-
                                                                         The DFA      The U.S.       Managed
                                                                      International  Large Cap   U.S. Marketwide
                                                                      Value Series  Value Series  Value Series
                                                                      ------------- ------------ ---------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $19,855, $42 and $92,
   respectively).....................................................  $  256,899    $  262,650    $   77,058
  Interest...........................................................           6            56            19
  Income from Securities Lending.....................................      13,232         2,227           700
                                                                       ----------    ----------    ----------
     Total Investment Income.........................................     270,137       264,933        77,777
                                                                       ----------    ----------    ----------
Expenses
  Investment Advisory Services Fees..................................      15,819        12,720         7,684
  Accounting & Transfer Agent Fees...................................         542           850           264
  Custodian Fees.....................................................         810           121            45
  Shareholders' Reports..............................................          20            30            12
  Directors'/Trustees' Fees & Expenses...............................          85           131            40
  Professional Fees..................................................         236           431           116
  Other..............................................................         158           156            54
                                                                       ----------    ----------    ----------
     Total Expenses..................................................      17,670        14,439         8,215
                                                                       ----------    ----------    ----------
  Fees Paid Indirectly...............................................         (22)           --            --
                                                                       ----------    ----------    ----------
  Net Expenses.......................................................      17,648        14,439         8,215
                                                                       ----------    ----------    ----------
  Net Investment Income (Loss).......................................     252,489       250,494        69,562
                                                                       ----------    ----------    ----------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.......................................     394,216     1,042,669        39,747
    Futures..........................................................      (1,587)           --            --
    Foreign Currency Transactions*...................................      (2,158)           --            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.......................   1,329,657     2,531,751     1,056,586
    Translation of Foreign Currency Denominated Amounts..............         544            --            --
                                                                       ----------    ----------    ----------
  Net Realized and Unrealized Gain (Loss)............................   1,720,672     3,574,420     1,096,333
                                                                       ----------    ----------    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations......  $1,973,161    $3,824,914    $1,165,895
                                                                       ==========    ==========    ==========

----------
* Net of foreign capital gain taxes withheld of $3, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                           The DFA International      The U.S. Large Cap      The Tax-Managed U.S.
                                                Value Series             Value Series        Marketwide Value Series
                                          -----------------------  ------------------------  ----------------------
                                              Year        Year         Year         Year        Year        Year
                                             Ended       Ended        Ended        Ended       Ended       Ended
                                            Oct. 31,    Oct. 31,     Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                              2013        2012         2013         2012        2013        2012
                                          -----------  ----------  -----------  -----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)........... $   252,489  $  260,321  $   250,494  $   212,847  $   69,562  $   61,545
  Net Realized Gain (Loss) on:
    Investment Securities Sold...........     394,216     133,256    1,042,669      408,690      39,747      64,448
    Futures..............................      (1,587)         --           --           --          --          --
    Foreign Currency
     Transactions*.......................      (2,158)     (1,249)          --           --          --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency............................   1,329,657    (157,327)   2,531,751    1,049,282   1,056,586     400,114
    Translation of Foreign Currency
     Denominated Amounts.................         544        (266)          --           --          --          --
                                          -----------  ----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations.........................   1,973,161     234,735    3,824,914    1,670,819   1,165,895     526,107
                                          -----------  ----------  -----------  -----------  ----------  ----------
Transactions in Interest:
  Contributions..........................   1,055,913     699,069    1,639,135      505,769     285,068      96,522
  Withdrawals............................  (1,475,193)   (651,462)  (1,214,213)    (922,543)   (367,684)   (217,478)
                                          -----------  ----------  -----------  -----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest...........    (419,280)     47,607      424,922     (416,774)    (82,616)   (120,956)
                                          -----------  ----------  -----------  -----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets.........................   1,553,881     282,342    4,249,836    1,254,045   1,083,279     405,151
Net Assets
  Beginning of Year......................   7,238,249   6,955,907   10,589,152    9,335,107   3,306,476   2,901,325
                                          -----------  ----------  -----------  -----------  ----------  ----------
  End of Year............................ $ 8,792,130  $7,238,249  $14,838,988  $10,589,152  $4,389,755  $3,306,476
                                          ===========  ==========  ===========  ===========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $3, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                          The DFA International Value Series+
                                                              -----------------------------------------------------------
                                                                 Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

                                                                    The U.S. Large Cap Value Series+
                                                      ------------------------------------------------------------
                                                          Year         Year        Year        Year        Year
                                                         Ended        Ended       Ended       Ended       Ended
                                                        Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                          2013         2012        2011        2010        2009
-------------------------------------------------------------------------------------------------------------------
Total Return.........................................       35.68%       18.31%       5.69%      19.96%      11.90%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $14,838,988  $10,589,152  $9,335,107  $8,816,400  $7,508,400
Ratio of Expenses to Average Net Assets..............        0.11%        0.12%       0.12%       0.12%       0.13%
Ratio of Net Investment Income to Average Net Assets.        1.98%        2.15%       1.79%       2.02%       2.42%
Portfolio Turnover Rate..............................          15%          10%         14%         28%         29%
-------------------------------------------------------------------------------------------------------------------

                                                             The Tax-Managed U.S. Marketwide Value Series
                                                      ----------------------------------------------------------
                                                         Year        Year        Year        Year        Year
                                                        Ended       Ended       Ended       Ended       Ended
                                                       Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                         2013        2012        2011        2010        2009
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................      35.92%      18.47%       6.33%      20.38%      12.76%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $4,389,755  $3,306,476  $2,901,325  $2,670,673  $2,289,927
Ratio of Expenses to Average Net Assets..............       0.21%       0.22%       0.22%       0.22%       0.23%
Ratio of Net Investment Income to Average Net Assets.       1.82%       1.99%       1.61%       1.40%       2.23%
Portfolio Turnover Rate..............................          5%         10%         20%         25%         28%
-----------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, three of which, The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The DFA International Value Series (the "International Series") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the

Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10%, and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amount in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.    $22

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $249
               The U.S. Large Cap Value Series..............  336
               The Tax-Managed U.S. Marketwide Value Series.  102

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                    Purchases    Sales
                                                    ---------- ----------
      The DFA International Value Series........... $1,195,737 $1,352,756
      The U.S. Large Cap Value Series..............  2,846,229  1,917,181
      The Tax-Managed U.S. Marketwide Value Series.    199,899    176,761

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                         Net
                                                                                      Unrealized
                                               Federal     Unrealized   Unrealized   Appreciation
                                               Tax Cost   Appreciation Depreciation (Depreciation)
                                              ----------- ------------ ------------ --------------
The DFA International Value Series........... $ 7,749,972  $2,159,515   $(437,185)    $1,722,330
The U.S. Large Cap Value Series..............  10,087,540   5,403,680     (57,424)     5,346,256
The Tax-Managed U.S. Marketwide Value Series.   2,776,577   1,834,742     (44,668)     1,790,074

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statement of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amount in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                              Realized Gain (Loss) on
                                          Derivatives Recognized in Income
                                          --------------------------------
                                                       Equity
                                                     Contracts
                                          --------------------------------
     The DFA International Value Series*.             $(1,587)

  * As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         Weighted      Weighted    Number of   Interest Maximum Amount
                                          Average      Average        Days     Expense  Borrowed During
                                       Interest Rate Loan Balance Outstanding* Incurred   The Period
                                       ------------- ------------ ------------ -------- ---------------
The DFA International Value Series....     0.90%       $12,445         46        $14        $76,121
The U.S. Large Cap Value Series.......     0.89%         6,790         20          4         23,318
The Tax-Managed U.S. Marketwide Value
  Series..............................     0.91%         1,887         13          1          4,797

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. In addition, The DFA International Value Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $29,499 (in thousands). Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned In re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The Court's dismissal order is on appeal to the Second Circuit. The Committee Action remains pending, and the Court currently is coordinating with the parties to establish a schedule for motions to dismiss in the Committee Action.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits do not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset values of the U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset values, respectively, at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       Name, Position                                Portfolios within the
       with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service            Overseen            Other Directorships of Public Companies Held
--------------------------------------------------------------------------------------------------------------------------------
                                             Disinterested Trustees/Directors
--------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception       106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                          investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947
--------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception       106 portfolios in 4    Steven G. Rothmeier Distinguished Service
Director of DFAIDG and DIG.                          investment companies   Professor of Economics, The University of Chicago
Trustee of DFAITC and DEM.                                                  Booth School of Business (since 1965). Member
The University of Chicago                                                   and Chair, Competitive Markets Advisory
Booth School of Business                                                    Committee, Chicago Mercantile Exchange (futures
5807 S. Woodlawn                                                            trading exchange) (since 2004). Formerly, Director
Avenue Chicago, IL                                                          of UNext, Inc. (1999-2006). Trustee, Harbor Fund
60637                                                                       (registered investment company) (30 Portfolios)
1939                                                                        (since 1994). Formerly, Member of the Board of
                                                                            Milwaukee Mutual Insurance Company (1997-
                                                                            2010).
--------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception       106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                          investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                  Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                   fund manager) (since 2001). Consultant to
P.O. Box 208200                                                             Morningstar, Inc. (since 2006). Formerly,
New Haven, CT                                                               Chairman, Ibbotson Associates, Inc., Chicago, IL
06520-8200                                                                  (software data publishing and consulting) (1977-
1943                                                                        2006). Formerly, Director, BIRR Portfolio Analysis,
                                                                            Inc. (software products) (1990-2010).
--------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception       106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.                          investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM.                                                  Human Resources Management and Economics,
Stanford University Graduate                                                Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
518 Memorial Way                                                            testimony and economic and financial analysis)
Stanford, CA 94305-5015                                                     (since 2009). Formerly, Chairman of the President
1948                                                                        George W. Bush's Council of Economic Advisers
                                                                            (2006-2009). Formerly, Council of Economic
                                                                            Advisors, State of California (2005-2006).
                                                                            Formerly, Commissioner, White House Panel on
                                                                            Tax Reform (2005).
--------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception       106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                          investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                  Chairman, Platinum Grove Asset Management,
c/o Dimensional Fund                                                        L.P. (hedge fund) (formerly, Oak Hill Platinum
Advisors, LP                                                                Partners) (1999-2009). Formerly, Managing
6300 Bee Cave Road                                                          Partner, Oak Hill Capital Management (private
Building 1                                                                  equity firm) (until 2004). Director, American
Austin, TX 78746                                                            Century Fund Complex (registered investment
1941                                                                        companies) (40 Portfolios) (since 1980). Formerly,
                                                                            Director, Chicago Mercantile Exchange (2001-
                                                                            2008).
--------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception       106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                          investment companies   Professor of Accounting, The University of Chicago
Trustee of DFAITC and DEM.                                                  Booth School of Business (since 1980). Co-
The University of Chicago                                                   Director Investment Research, Fundamental
Booth School of Business                                                    Investment Advisors (hedge fund) (since 2008).
5807 S. Woodlawn                                                            Director, HNI Corporation (formerly known as HON
Avenue Chicago, IL                                                          Industries Inc.) (office furniture) (since 2000).
60637                                                                       Director, Ryder System Inc. (transportation,
1953                                                                        logistics and supply-chain management) (since
                                                                            2003). Trustee, UBS Funds (4 investment
                                                                            companies within the fund complex) (52 portfolios)
                                                                            (since 2009).

      Name, Position                                Portfolios within the
      with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/      Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth   Length of Service            Overseen            Other Directorships of Public Companies Held
-------------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustees/Directors*
-------------------------------------------------------------------------------------------------------------------------------
David G. Booth                Since Inception       106 portfolios in 4    Chairman, Director/Trustee, President, and Co-
Chairman, Director,                                 investment companies   Chief Executive Officer (since January 2010) of
Co-Chief Executive Officer                                                 Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG                                                    Advisors LP, DFA Securities LLC, DEM, DFAIDG,
and DIG. Chairman, Trustee,                                                DIG and DFAITC. Director of Dimensional Fund
Co-Chief Executive                                                         Advisors Ltd., Dimensional Funds PLC,
Officer and President of                                                   Dimensional Funds II PLC, DFA Australia Limited,
DFAITC and DEM.                                                            Dimensional Cayman Commodity Fund I Ltd.,
6300 Bee Cave Road,                                                        Dimensional Japan Ltd. and Dimensional Advisors
Building One Austin,                                                       Ltd. Chairman, Director and Co-Chief Executive
Texas 78746                                                                Officer of Dimensional Fund Advisors Canada
1946                                                                       ULC. President, Dimensional SmartNest (US) LLC.
                                                                           Limited Partner, Oak Hill Partners (since 2001) and
                                                                           VSC Investors, LLC (since 2007). Trustee, The
                                                                           University of Chicago. Trustee, University of
                                                                           Kansas Endowment Association. Formerly, Chief
                                                                           Executive Officer (until 2010) and Chief Investment
                                                                           Officer (2003-2007) of Dimensional Fund Advisors
                                                                           LP, DFA Securities LLC, DEM, DFAIDG, DIG ,
                                                                           DFAITC, Dimensional Holdings Inc. Formerly,
                                                                           Chief Investment Officer of Dimensional Fund
                                                                           Advisors Ltd. Formerly, President and Chief
                                                                           Investment Officer of DFA Australia Limited.
                                                                           Formerly, Director, SA Funds (registered
                                                                           investment company).
-------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto            Since 2009            106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief                                  investment companies   Chief Investment Officer (since March 2007) and
Executive Officer and                                                      Director/Trustee of Dimensional Holdings Inc.,
Chief Investment Officer of                                                Dimensional Fund Advisors LP, DFA Securities
DFAIDG and DIG.                                                            LLC, DEM, DFAIDG, DIG, DFAITC and
Trustee, Co-Chief                                                          Dimensional Cayman Commodity Fund I Ltd.
Executive Officer and                                                      Director, Co-Chief Executive Officer, President and
Chief Investment Officer of                                                Chief Investment Officer of Dimensional Fund
DFAITC and DEM.                                                            Advisors Canada ULC. Chief Investment Officer,
6300 Bee Cave Road,                                                        Vice President and Director of DFA Australia
Building One                                                               Limited. Director of Dimensional Fund Advisors
Austin, TX 78746                                                           Ltd., Dimensional Funds PLC, Dimensional Funds
1967                                                                       II PLC, Dimensional Japan Ltd. and Dimensional
                                                                           Advisors Ltd., Formerly President of Dimensional
                                                                           Holdings Inc, Dimensional Fund Advisors LP, DFA
                                                                           Securities LLC, DEM, DFAIDG, DIG, DFAITC and
                                                                           Dimensional Fund Advisors Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                        Term of Office/1/
     Name, Position with the Fund        and Length of
          and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
                                                          Officers
-------------------------------------------------------------------------------------------------------------------------------
April A. Aandal                           Since 2008       Vice President of all the DFA Entities.
Vice President
1963
-------------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                          Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                             Business Development at Capson Physicians Insurance Company
1974                                                       (2010-2012); Vice President at Charles Schwab (2007-2010).
-------------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                           Since 2005       Vice President of all the DFA Entities.
Vice President
1966
-------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                          Since 1993       Vice President of all the DFA Entities. Director and Managing
Vice President                                             Director of DFAL (since September 2013).
1955
-------------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth                         Since 2007       Vice President of all the DFA Entities.
Vice President
1968
-------------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                          Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant Secretary                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
1967                                                       Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
                                                           Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                           Assistant Secretary of Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
David P. Butler                           Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                             Services of Dimensional (since 2008).
1964
-------------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit                         Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (December 2010-January2012); Regional Director
1970                                                       at Russell Investments (April 2006-December 2010).
-------------------------------------------------------------------------------------------------------------------------------
James G. Charles                          Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (2008-2010); Vice President, Client Portfolio
1956                                                       Manager at American Century Investments (2001-2008).
-------------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                             Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                             Management of Dimensional (since March 2012). Sr. Portfolio
1966                                                       Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                           Manager for Dimensional (October 2005-January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                          Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                                       North America (since March 2012). Formerly, Head of Portfolio
                                                           Management of Dimensional (January 2006-March 2012).
-------------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                              Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (since September 2011). Formerly, Vice President at
1971                                                       MullinTBG 92005-2011).
-------------------------------------------------------------------------------------------------------------------------------
Ryan Cooper                               Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                             Dimensional (since 2003).
1979
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell                        Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                             for Dimensional (August 2002-January 2012).
1976

                                        Term of Office/1/
     Name, Position with the Fund        and Length of
          and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                         Since 2007       Vice President of all the DFA Entities.
Vice President
1949
-------------------------------------------------------------------------------------------------------------------------------
George H. Crane                           Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                             President and Managing Director at State Street Bank & Trust
1955                                                       Company (2007-2008).
-------------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan                    Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                            Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                         and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                       Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------------
James L. Davis                            Since 1999       Vice President of all the DFA Entities.
Vice President
1956
-------------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                           Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                             Dimensional Fund Advisors Canada ULC.
1957
-------------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                          Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                             Dimensional (since August 2008).
1972
-------------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                        Since 2001       Vice President of all the DFA Entities.
Vice President
1970
-------------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                        Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant Secretary                     DFA Australia Limited.
1965
-------------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                       Since 2004       Vice President of all the DFA Entities.
Vice President
1971
-------------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                            Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                             Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                       Manager of Dimensional (since January 2012).
-------------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                         Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                             for Dimensional (since June 2006).
1970
-------------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                          Since 2007       Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                            Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                             at BlackRock (2004-January 2012).
1968
-------------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                             Since 2000       Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
John T. Gray                              Since 2007       Vice President of all the DFA Entities.
Vice President
1974
-------------------------------------------------------------------------------------------------------------------------------
Christian Gunther                         Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                             Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                       Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                           (2008-2009); Trader for Dimensional (2004-2008).
-------------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                            Since 2007       Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                        Since 2005       Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                         Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                       Japan Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                            Since 2005       Vice President of all the DFA Entities.
Vice President
1967
-------------------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
    Christine W. Ho             Since 2004       Vice President of all the DFA Entities.
    Vice President
    1967
----------------------------------------------------------------------------------------------------------------------
    Michael C. Horvath          Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
    Vice President                               Co-Head Global Consultant Relations at BlackRock (2004-2011).
    1960
----------------------------------------------------------------------------------------------------------------------
    William A. Irvine           Since 2013       Vice President of all the DFA Entities, Regional Director For
    Vice President                               Dimensional (since 2012). Formerly, Vice President of Institutional
    1957                                         Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------
    Jeff J. Jeon                Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
    Vice President                               Commodity Fund I Ltd.
    1973
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Jones            Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
    Vice President                               for Dimensional (October 2008-January 2012).
    1968
----------------------------------------------------------------------------------------------------------------------
    Patrick M. Keating          Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
    Vice President                               Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
    1954                                         Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                 and Chief Operating Officer of Dimensional. Director, Vice
                                                 President and Chief Privacy Officer of Dimensional Fund Advisors
                                                 Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                 Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                 Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                 and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------
    Andrew K. Keiper            Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since October 2004).
    1977
----------------------------------------------------------------------------------------------------------------------
    Glenn E. Kemp               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional Fund Advisors LP (April 2006-January 2012).
    1948
----------------------------------------------------------------------------------------------------------------------
    David M. Kershner           Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since June 2004).
    1971
----------------------------------------------------------------------------------------------------------------------
    Timothy R. Kohn             Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
    Vice President                               Sales for Dimensional (since August 2010). Formerly, Chief DC
    1971                                         Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------
    Joseph F. Kolerich          Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
    Vice President                               Dimensional (since January 2012).Formerly, Portfolio Manager for
    1971                                         Dimensional (April 2001-January 2012).
----------------------------------------------------------------------------------------------------------------------
    Mark D. Krasniewski         Since 2013       Vice President of all the DFA Entities. Formerly, Senior Associate
    Vice President                               Investment Analytics and Data for Dimensional (January 2012-
    1981                                         December 2012); Systems Developer for Dimensional (June 2007-
                                                 December 2011).
----------------------------------------------------------------------------------------------------------------------
    Stephen W. Kurad            Since 2011       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (2007-2010).
    1968
----------------------------------------------------------------------------------------------------------------------
    Michael F. Lane             Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
    Vice President                               Dimensional SmartNest (US) LLC (since 2012).
    1967
----------------------------------------------------------------------------------------------------------------------
    Francis R. Lao              Since 2011       Vice President of all the DFA Entities. Formerly, Vice President -
    Vice President                               Global Operations at Janus Capital Group (2005-2011).
    1969
----------------------------------------------------------------------------------------------------------------------
    David F. LaRusso            Since 2013       Vice President of all the DFA Entities. Formerly, Senior Trader for
    Vice President                               Dimensional (January 2010-December 2012); Trader for
    1978                                         Dimensional (2000-2009).
----------------------------------------------------------------------------------------------------------------------
    Juliet H. Lee               Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971

                                         Term of Office/1/
     Name, Position with the Fund         and Length of
           and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                           Since 2011         Vice President of all the DFA Entities. Formerly, Research
Vice President                                              Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------------
John B. Lessley                          Since 2013         Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                        Since 2009         Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                        Since 2010         Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                        2006).
---------------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                         Since 2013         Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                        and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                            Vice President at Credit Suisse (2007-2009).
---------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                          Since 2008         Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                             Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------------
David R. Martin                          Since 2007         Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial Officer                     Entities. Director, Vice President, Chief Financial Officer and
and Treasurer                                               Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
1956                                                        Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                            Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                            President of Dimensional SmartNest (US) LLC, and Dimensional
                                                            Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                            PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                            Dimensional Japan Ltd.
---------------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller                        Since 2013         Vice President of all the DFA Entities. Client Service Manager for
Vice President                                              Dimensional (Since 2012). Formerly, Regional Director for
1978                                                        Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                            2010).
---------------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson                       Since 2013         Vice President of all the DFA Entities. Manager, Investment
Vice President                                              Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                        for Dimensional (2007-2010).
---------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell                      Vice President     Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary             since 1997 and     President and Secretary of DFA Australia Limited and Dimensional
1964                                     Secretary          Fund Advisors Ltd. (since February 2002, April 1997 and May 2002,
                                         since 2000         respectively). Vice President and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                            (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                            Dimensional Japan Ltd. (since February 2012), Dimensional
                                                            Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                            Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                            August 2012). Director, Dimensional Funds PLC and Dimensional
                                                            Funds II PLC (since 2002 and 2006, respectively). Director of
                                                            Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                            Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                            August 2012 and July 2012).
---------------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble                          Since 2011         Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                              Dimensional (2008-2010).
1964
---------------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz                     Since 2012         Vice President of all DFA Entities. Deputy Chief Compliance Officer
Vice President                                              of Dimensional (since December 2012). Formerly Chief Compliance
1961                                                        Officer of Wellington Management Company, LLP (2004-2011).
---------------------------------------------------------------------------------------------------------------------------------
Carolyn L. O                             Since 2010         Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Deputy General Counsel, Funds (since
1974                                                        2011). Counsel for Dimensional (2007-2011).

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                     Principal Occupation(s) During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------
    Gerard K. O'Reilly          Since 2007       Vice President of all the DFA Entities.
    Vice President
    1976
-----------------------------------------------------------------------------------------------------------------------
    Daniel C. Ong               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2005).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Kyle K. Ozaki               Since 2010       Vice President of all the DFA Entities. Senior Compliance Officer for
    Vice President                               Dimensional (since January 2008). Formerly, Compliance Officer
    1978                                         (February 2006-December 2007).
-----------------------------------------------------------------------------------------------------------------------
    Matthew A. Pawlak           Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional Fund Advisors LP (since 2012). Formerly, Senior
    1977                                         Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                 Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                 (July 2008-June 2011).
-----------------------------------------------------------------------------------------------------------------------
    Brian P. Pitre              Since 2013       Vice President of all the DFA Entities. Counsel for Dimensional
    Vice President                               Fund Advisors LP (since 2009). Formerly, Vice President and
    1976                                         Corporate Counsel at Mellon Capital Management (2006-2008).
-----------------------------------------------------------------------------------------------------------------------
    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
-----------------------------------------------------------------------------------------------------------------------
    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
-----------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
-----------------------------------------------------------------------------------------------------------------------
    Mark A. Regier              Since 2013       Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
-----------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
-----------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971
-----------------------------------------------------------------------------------------------------------------------
    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
-----------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
-----------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
-----------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1968
-----------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1975
-----------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
-----------------------------------------------------------------------------------------------------------------------
    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
-----------------------------------------------------------------------------------------------------------------------
    Carl G. Snyder              Since 2000       Vice President of all the DFA Entities.
    Vice President
    1963
-----------------------------------------------------------------------------------------------------------------------

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Lawrence R. Spieth           Since 2004       Vice President of all the DFA Entities.
   Vice President
   1947
---------------------------------------------------------------------------------------------------------------------
   Bradley G. Steiman           Since 2004       Vice President of all the DFA Entities and Director and Vice
   Vice President                                President of Dimensional Fund Advisors Canada ULC.
   1973
---------------------------------------------------------------------------------------------------------------------
   Richard H. Tatlow            Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since April 2010). Formerly, Principal, Investment
   1971                                          Strategist at Barclays Global Investors (2004-2009).
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta             Since 2013       Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten               Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (Unaudited)


For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                         Qualifying
                                                     Net                                                For Corporate
                                                 Investment    Short-Term     Long-Term                   Dividends   Qualifying
                                                   Income     Capital Gain  Capital Gain      Total       Received     Dividend
Dimensional Investment Group Inc.               Distributions Distributions Distributions Distributions Deduction (1) Income (2)
---------------------------------               ------------- ------------- ------------- ------------- ------------- ----------
DFA International Value Portfolio III..........       61%          --            39%           100%          100%        100%
U.S. Large Cap Value Portfolio III.............       97%          --             3%           100%          100%        100%
Tax-Managed U.S. Marketwide Value Portfolio II.      100%          --            --            100%          100%        100%


                                                 Foreign    Foreign   Qualifying    Qualifying
                                                   Tax       Source    Interest    Short- Term
Dimensional Investment Group Inc.               Credit (3) Income (4) Income (5) Capital Gain (6)
---------------------------------               ---------- ---------- ---------- ----------------
DFA International Value Portfolio III..........      8%       100%       100%          100%
U.S. Large Cap Value Portfolio III.............     --         --        100%          100%
Tax-Managed U.S. Marketwide Value Portfolio II.     --          3%       100%          100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

 [LOGO]                                                        DFA103113-008A

[LOGO]

ANNUAL REPORT
year ended: October 31, 2013

Dimensional Investment Group Inc.
DFA International Value Portfolio IV
Emerging Markets Portfolio II

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2013

Dear Fellow Shareholder,

Our goal at Dimensional is to deliver an outstanding investment experience to our clients. Our close ties to academia help us identify leading research that can be beneficial to investors, and our team works to interpret, rigorously test, and consider the practical applicability of those ideas in carefully implemented investment strategies. This focus on research and implementation has been central to Dimensional's approach since our founding and will continue to be a key part of our offer to investors.

Sincerely,

/s/

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                                 ANNUAL REPORT

                               Table of Contents

                                                                    Page
                                                                    ----
        Letter to Shareholders
        Definitions of Abbreviations and Footnotes.................   1
        Dimensional Investment Group Inc.
           Performance Charts......................................   2
           Management's Discussion and Analysis....................   3
           Disclosure of Fund Expenses.............................   6
           Disclosure of Portfolio Holdings........................   8
           Schedules of Investments................................   9
               DFA International Value Portfolio IV................   9
               Emerging Markets Portfolio II.......................   9
           Statements of Assets and Liabilities....................  10
           Statements of Operations................................  11
           Statements of Changes in Net Assets.....................  12
           Financial Highlights....................................  13
           Notes to Financial Statements...........................  14
           Report of Independent Registered Public Accounting Firm.  19
        The DFA Investment Trust Company
           Performance Charts......................................  20
           Management's Discussion and Analysis....................  21
           Disclosure of Fund Expenses.............................  23
           Disclosure of Portfolio Holdings........................  24
               The DFA International Value Series..................  25
               The Emerging Markets Series.........................  29
           Statements of Assets and Liabilities....................  33
           Statements of Operations................................  34
           Statements of Changes in Net Assets.....................  35
           Financial Highlights....................................  36
           Notes to Financial Statements...........................  37
           Report of Independent Registered Public Accounting Firm.  44
        Fund Management............................................  45
        Voting Proxies on Fund Portfolio Securities................  55
        Notice to Shareholders.....................................  56

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings
---------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
FNMA    Federal National Mortgage Association
GDR     Global Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities have generally been fair valued. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities"
        are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

Financial Highlights
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.

All Statements, Schedules and Notes to Financial Statements
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
RIC     Registered Investment Company
SEC     Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO IV VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                     [CHART]

                   DFA International Value      MSCI World ex USA
                         Portfolio IV          Index (net dividends)
                   -----------------------     ---------------------
10/31/2003                $10,000                    $10,000
11/30/2003                 10,221                     10,227
12/31/2003                 10,988                     11,011
 1/31/2004                 11,259                     11,164
 2/29/2004                 11,603                     11,421
 3/31/2004                 11,780                     11,478
 4/30/2004                 11,426                     11,178
 5/31/2004                 11,540                     11,230
 6/30/2004                 12,020                     11,489
 7/31/2004                 11,572                     11,139
 8/31/2004                 11,718                     11,185
 9/30/2004                 12,093                     11,511
10/31/2004                 12,562                     11,925
11/30/2004                 13,490                     12,718
12/31/2004                 14,163                     13,255
 1/31/2005                 14,025                     12,994
 2/28/2005                 14,579                     13,572
 3/31/2005                 14,217                     13,264
 4/30/2005                 13,780                     12,926
 5/31/2005                 13,801                     12,950
 6/30/2005                 14,014                     13,161
 7/31/2005                 14,643                     13,586
 8/31/2005                 15,123                     13,961
 9/30/2005                 15,549                     14,599
10/31/2005                 15,314                     14,127
11/30/2005                 15,592                     14,501
12/31/2005                 16,347                     15,173
 1/31/2006                 17,469                     16,133
 2/28/2006                 17,638                     16,079
 3/31/2006                 18,378                     16,589
 4/30/2006                 19,309                     17,382
 5/31/2006                 18,524                     16,722
 6/30/2006                 18,412                     16,700
 7/31/2006                 18,692                     16,857
 8/31/2006                 19,332                     17,336
 9/30/2006                 19,601                     17,322
10/31/2006                 20,476                     18,006
11/30/2006                 21,149                     18,543
12/31/2006                 21,972                     19,074
 1/31/2007                 22,392                     19,191
 2/28/2007                 22,369                     19,344
 3/31/2007                 23,094                     19,840
 4/30/2007                 24,251                     20,742
 5/31/2007                 25,080                     21,203
 6/30/2007                 24,905                     21,224
 7/31/2007                 24,204                     20,931
 8/31/2007                 23,935                     20,628
 9/30/2007                 25,186                     21,800
10/31/2007                 26,413                     22,748
11/30/2007                 24,812                     21,858
12/31/2007                 24,268                     21,447
 1/31/2008                 22,303                     19,513
 2/29/2008                 22,018                     19,867
 3/31/2008                 22,290                     19,583
 4/30/2008                 23,279                     20,672
 5/31/2008                 23,292                     20,986
 6/30/2008                 20,992                     19,354
 7/31/2008                 20,386                     18,665
 8/31/2008                 19,533                     17,943
 9/30/2008                 17,258                     15,353
10/31/2008                 12,932                     12,159
11/30/2008                 12,140                     11,500
12/31/2008                 13,056                     12,106
 1/31/2009                 11,252                     10,976
 2/28/2009                  9,862                      9,865
 3/31/2009                 10,945                     10,515
 4/30/2009                 12,963                     11,871
 5/31/2009                 14,887                     13,373
 6/30/2009                 14,660                     13,234
 7/31/2009                 16,397                     14,477
 8/31/2009                 17,332                     15,170
 9/30/2009                 18,228                     15,796
10/31/2009                 17,493                     15,543
11/30/2009                 18,014                     15,927
12/31/2009                 18,227                     16,181
 1/31/2010                 17,169                     15,423
 2/28/2010                 17,224                     15,407
 3/31/2010                 18,599                     16,399
 4/30/2010                 18,282                     16,155
 5/31/2010                 16,138                     14,372
 6/30/2010                 15,849                     14,164
 7/31/2010                 17,829                     15,473
 8/31/2010                 16,963                     15,011
 9/30/2010                 18,777                     16,451
10/31/2010                 19,437                     17,037
11/30/2010                 18,461                     16,315
12/31/2010                 20,182                     17,629
 1/31/2011                 21,042                     18,009
 2/28/2011                 21,747                     18,676
 3/31/2011                 21,141                     18,302
 4/30/2011                 22,268                     19,299
 5/31/2011                 21,465                     18,727
 6/30/2011                 21,169                     18,460
 7/31/2011                 20,492                     18,156
 8/31/2011                 18,294                     16,621
 9/30/2011                 16,306                     14,952
10/31/2011                 17,857                     16,406
11/30/2011                 17,279                     15,648
12/31/2011                 16,803                     15,477
 1/31/2012                 17,940                     16,312
 2/29/2012                 18,870                     17,209
 3/31/2012                 18,723                     17,082
 4/30/2012                 18,058                     16,792
 5/31/2012                 15,829                     14,878
 6/30/2012                 16,936                     15,852
 7/31/2012                 16,877                     16,050
 8/31/2012                 17,571                     16,508
 9/30/2012                 18,191                     17,009
10/31/2012                 18,427                     17,128
11/30/2012                 18,723                     17,488
12/31/2012                 19,627                     18,017
 1/31/2013                 20,551                     18,903
 2/28/2013                 19,935                     18,715
 3/31/2013                 20,012                     18,863
 4/30/2013                 20,982                     19,722
 5/31/2013                 20,736                     19,281
 6/30/2013                 19,996                     18,558            Past performance is not predictive of
 7/31/2013                 21,367                     19,546            future performance.
 8/31/2013                 21,213                     19,294
 9/30/2013                 22,815                     20,657            The returns shown do not reflect the
10/31/2013                 23,601                     21,350            deduction of taxes that a shareholder
                                                                        would pay on fund distributions or the
         Average Annual        One        Five         Ten              redemption of fund shares.
         Total Return          Year       Years       Years
         --------------------------------------------------------       MSCI data copyright MSCI 2013, all
                              28.08%      12.79%      8.97%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO II VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                     [CHART]

               Emerging Markets Portfolio II   MSCI Emerging Markets Index
                                                    (net dividends)
               -----------------------------   ---------------------------
10/31/2003                $10,000                       $10,000
11/30/2003                  9,909                        10,122
12/31/2003                 10,955                        10,855
 1/31/2004                 11,171                        11,234
 2/29/2004                 11,665                        11,749
 3/31/2004                 11,747                        11,896
 4/30/2004                 10,996                        10,922
 5/31/2004                 10,862                        10,704
 6/30/2004                 11,047                        10,749
 7/31/2004                 11,037                        10,552
 8/31/2004                 11,346                        10,990
 9/30/2004                 11,994                        11,624
10/31/2004                 12,334                        11,902
11/30/2004                 13,415                        13,004
12/31/2004                 14,290                        13,628
 1/31/2005                 14,405                        13,663
 2/28/2005                 15,475                        14,855
 3/31/2005                 14,416                        13,873
 4/30/2005                 14,070                        13,501
 5/31/2005                 14,489                        13,971
 6/30/2005                 14,919                        14,445
 7/31/2005                 15,884                        15,455
 8/31/2005                 15,989                        15,587
 9/30/2005                 17,268                        17,039
10/31/2005                 16,397                        15,925
11/30/2005                 17,603                        17,243
12/31/2005                 18,618                        18,262
 1/31/2006                 20,397                        20,301
 2/28/2006                 20,343                        20,277
 3/31/2006                 20,623                        20,456
 4/30/2006                 21,863                        21,913
 5/31/2006                 19,330                        19,617
 6/30/2006                 19,308                        19,569
 7/31/2006                 19,664                        19,849
 8/31/2006                 20,278                        20,355
 9/30/2006                 20,558                        20,524
10/31/2006                 21,787                        21,499
11/30/2006                 23,178                        23,097
12/31/2006                 24,108                        24,137
 1/31/2007                 24,471                        23,877
 2/28/2007                 24,097                        23,735
 3/31/2007                 25,186                        24,680
 4/30/2007                 26,802                        25,823
 5/31/2007                 28,595                        27,102
 6/30/2007                 29,057                        28,372
 7/31/2007                 29,750                        29,869
 8/31/2007                 29,244                        29,235
 9/30/2007                 31,817                        32,463
10/31/2007                 35,304                        36,084
11/30/2007                 33,005                        33,526
12/31/2007                 32,868                        33,643
 1/31/2008                 30,000                        29,445
 2/29/2008                 30,963                        31,618
 3/31/2008                 30,000                        29,945
 4/30/2008                 32,140                        32,375
 5/31/2008                 32,319                        32,976
 6/30/2008                 29,003                        29,687
 7/31/2008                 28,622                        28,567
 8/31/2008                 26,919                        26,285
 9/30/2008                 23,178                        21,685
10/31/2008                 17,072                        15,750
11/30/2008                 15,527                        14,565
12/31/2008                 16,745                        15,701
 1/31/2009                 15,452                        14,687
 2/28/2009                 14,456                        13,858
 3/31/2009                 16,532                        15,850
 4/30/2009                 18,986                        18,487
 5/31/2009                 22,224                        21,646
 6/30/2009                 22,022                        21,355
 7/31/2009                 24,548                        23,756
 8/31/2009                 24,631                        23,671
 9/30/2009                 26,801                        25,820
10/31/2009                 26,244                        25,852
11/30/2009                 27,810                        26,962
12/31/2009                 28,805                        28,027
 1/31/2010                 27,246                        26,464
 2/28/2010                 27,572                        26,557
 3/31/2010                 29,869                        28,701
 4/30/2010                 30,050                        29,049
 5/31/2010                 27,258                        26,494
 6/30/2010                 27,294                        26,299
 7/31/2010                 29,700                        28,489
 8/31/2010                 29,011                        27,936
 9/30/2010                 32,311                        31,040
10/31/2010                 33,278                        31,941
11/30/2010                 32,528                        31,098
12/31/2010                 35,180                        33,317
 1/31/2011                 34,266                        32,413
 2/28/2011                 34,019                        32,111
 3/31/2011                 35,909                        33,999
 4/30/2011                 37,156                        35,054
 5/31/2011                 36,131                        34,134
 6/30/2011                 35,674                        33,609
 7/31/2011                 35,390                        33,460
 8/31/2011                 32,524                        30,470
 9/30/2011                 27,608                        26,027
10/31/2011                 31,054                        29,475
11/30/2011                 29,980                        27,511
12/31/2011                 29,105                        27,179
 1/31/2012                 32,220                        30,262
 2/29/2012                 33,962                        32,074
 3/31/2012                 33,072                        31,004
 4/30/2012                 32,487                        30,633
 5/31/2012                 28,978                        27,198
 6/30/2012                 30,415                        28,248
 7/31/2012                 30,656                        28,799
 8/31/2012                 30,860                        28,703
 9/30/2012                 32,576                        30,435
10/31/2012                 32,411                        30,250
11/30/2012                 32,831                        30,634
12/31/2012                 34,746                        32,132
 1/31/2013                 34,928                        32,575
 2/28/2013                 34,512                        32,166
 3/31/2013                 34,018                        31,612
 4/30/2013                 34,408                        31,850
 5/31/2013                 33,278                        31,033
 6/30/2013                 31,187                        29,057
 7/31/2013                 31,641                        29,361               Past performance is not predictive of
 8/31/2013                 30,901                        28,856               future performance.
 9/30/2013                 33,096                        30,733
10/31/2013                 34,616                        32,226               The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          Average Annual        One         Five          Ten                 redemption of fund shares.
          Total Return          Year        Years        Years
          ------------------------------------------------------------        MSCI data copyright MSCI 2013, all
                                6.80%       15.19%       13.22%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ended October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
                                                ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in U.S. dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                  U.S. Dollar Return
                                                  ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

   During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

12 Months Ended October 31, 2013

Ten Largest Emerging Markets by Market Cap

                           Local Currency Return U.S. Dollar Return
                           --------------------- ------------------
             China........         9.32%                9.28%
             South Korea..         9.57%               12.65%
             Brazil.......         7.85%               -1.52%
             Taiwan.......        18.76%               18.08%
             South Africa.        20.85%                5.07%
             India........        14.98%                0.65%
             Russia.......        12.94%               10.89%
             Mexico.......         1.41%                2.11%
             Malaysia.....        13.25%                9.32%
             Indonesia....         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

Master-Feeder Structure

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

International Equity Series' Performance Overview

DFA International Value Portfolio IV

   The DFA International Value Portfolio IV seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 28.08% for the Portfolio and 24.65% for the MSCI World ex USA Index (net dividends). The Master Fund focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Master Fund's significantly greater exposure than the Index to these securities contributed to the Portfolio's outperformance relative to the Index. In particular, the Master Fund's greater exposure to value stocks in the financial sector was beneficial as these names outperformed the Index. The Master Fund's exclusion of real estate investment trusts ("REITs") also benefited the Portfolio's relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Master Fund and the Index generally detracted from the Portfolio's relative performance. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

Emerging Markets Portfolio II

   The Emerging Markets Portfolio II seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Master Fund held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.80% for the Portfolio and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Master Fund and the Index contributed to the Portfolio's relative performance. In addition, differences in the Master Fund's holdings within the financial sector contributed to the Portfolio's outperformance relative to the Index.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended October 31, 2013
EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        05/01/13  10/31/13    Ratio*   Period*
                                        --------- --------- ---------- --------
DFA International Value Portfolio IV**
--------------------------------------
Actual Fund Return..................... $1,000.00 $1,124.80    0.27%    $1.45
Hypothetical 5% Annual Return.......... $1,000.00 $1,023.84    0.27%    $1.38

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     05/01/13  10/31/13    Ratio*   Period*
                                     --------- --------- ---------- --------
    Emerging Markets Portfolio II**
    -------------------------------
    Actual Fund Return.............. $1,000.00 $1,006.00    0.31%    $1.57
    Hypothetical 5% Annual Return... $1,000.00 $1,023.64    0.31%    $1.58

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Companies' holdings which reflect the investments by category.

                                            Affiliated Investment Company
                                            -----------------------------
      DFA International Value Portfolio IV.             100.0%
      Emerging Markets Portfolio II........             100.0%

                           SCHEDULES OF INVESTMENTS

                               October 31, 2013

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $265,463,653
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $208,569,726)............................... $265,463,653
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                                                                 Value+
                                                              ------------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Emerging Markets Series of
        The DFA Investment Trust Company..................... $112,206,914
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $34,756,888)................................ $112,206,914
                                                              ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
          (Amounts in thousands, except share and per share amounts)

                                                                                DFA International        Emerging
                                                                                Value Portfolio IV Markets Portfolio II
                                                                                ------------------ --------------------
ASSETS:
Investment in Affiliated Investment Company at Value...........................    $    265,464        $    112,207
Prepaid Expenses and Other Assets..............................................              11                   9
                                                                                   ------------        ------------
     Total Assets..............................................................         265,475             112,216
                                                                                   ------------        ------------
LIABILITIES:
Payables:
  Fund Shares Redeemed.........................................................              96                  41
  Due to Advisor...............................................................               7                  14
Accrued Expenses and Other Liabilities.........................................              29                  21
                                                                                   ------------        ------------
     Total Liabilities.........................................................             132                  76
                                                                                   ------------        ------------
NET ASSETS.....................................................................    $    265,343        $    112,140
                                                                                   ============        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................      17,315,113           4,208,033
                                                                                   ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.......................    $      15.32        $      26.65
                                                                                   ============        ============
Investment in Affiliated Investment Company at Cost............................    $    208,570        $     34,757
                                                                                   ============        ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................    $    232,895        $     90,775
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................           6,771               2,331
Accumulated Net Realized Gain (Loss)...........................................         (31,259)            (58,416)
Net Unrealized Foreign Exchange Gain (Loss)....................................              42                  --
Net Unrealized Appreciation (Depreciation).....................................          56,894              77,450
                                                                                   ------------        ------------
NET ASSETS.....................................................................    $    265,343        $    112,140
                                                                                   ============        ============
(1) NUMBER OF SHARES AUTHORIZED................................................     300,000,000         300,000,000
                                                                                   ============        ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                             DFA International        Emerging
                                                                            Value Portfolio IV* Markets Portfolio II*
                                                                            ------------------- ---------------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $624 and $398, respectively).       $ 8,134              $2,742
  Income from Securities Lending...........................................           419                 139
  Expenses Allocated from Affiliated Investment Company....................          (563)               (182)
                                                                                  -------              ------
     Total Investment Income...............................................         7,990               2,699
                                                                                  -------              ------
Expenses
  Administrative Services Fees.............................................            80                 172
  Accounting & Transfer Agent Fees.........................................            20                  19
  Filing Fees..............................................................            18                  11
  Shareholders' Reports....................................................             6                   3
  Directors'/Trustees' Fees & Expenses.....................................             3                   1
  Audit Fees...............................................................             2                   2
  Legal Fees...............................................................             3                   1
  Other....................................................................             4                   3
                                                                                  -------              ------
     Total Expenses........................................................           136                 212
                                                                                  -------              ------
  Net Investment Income (Loss).............................................         7,854               2,487
                                                                                  -------              ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold.............................................        13,218               2,293
    Futures................................................................           (49)                 --
    Foreign Currency Transactions..........................................           (70)                 (5)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.............................        41,292               2,575
    Futures................................................................            (2)                 --
    Translation of Foreign Currency Denominated Amounts....................            18                  (1)
                                                                                  -------              ------
  Net Realized and Unrealized Gain (Loss)..................................        54,407               4,862
                                                                                  -------              ------
Net Increase (Decrease) in Net Assets Resulting from Operations............       $62,261              $7,349
                                                                                  =======              ======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                          DFA International   Emerging Markets
                                                                         Value Portfolio IV     Portfolio II
                                                                         ------------------  ------------------
                                                                           Year      Year      Year      Year
                                                                          Ended     Ended     Ended     Ended
                                                                         Oct. 31,  Oct. 31,  Oct. 31,  Oct. 31,
                                                                           2013      2012      2013      2012
                                                                         --------  --------  --------  --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................................... $  7,854  $ 10,952  $  2,487  $  2,829
  Net Realized Gain (Loss) on:
    Investment Securities Sold..........................................   13,218    17,841     2,293     2,877
    Futures.............................................................      (49)       --        --        --
    Foreign Currency Transactions.......................................      (70)      (53)       (5)      (28)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   41,292   (21,176)    2,575    (1,136)
    Futures.............................................................       (2)       --        --        --
    Translation of Foreign Currency Denominated Amounts.................       18        (7)       (1)        2
                                                                         --------  --------  --------  --------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   62,261     7,557     7,349     4,544
                                                                         --------  --------  --------  --------
Distributions From:
    Net Investment Income...............................................  (10,308)  (12,847)   (2,485)   (3,260)
                                                                         --------  --------  --------  --------
     Total Distributions................................................  (10,308)  (12,847)   (2,485)   (3,260)
                                                                         --------  --------  --------  --------
Capital Share Transactions (1):
  Shares Issued.........................................................   18,742    24,063    15,478    14,540
  Shares Issued in Lieu of Cash Distributions...........................   10,308    12,847     2,485     3,260
  Shares Redeemed.......................................................  (68,623)  (87,131)  (25,333)  (30,445)
                                                                         --------  --------  --------  --------
     Net Increase (Decrease) from Capital Share Transactions............  (39,573)  (50,221)   (7,370)  (12,645)
                                                                         --------  --------  --------  --------
     Total Increase (Decrease) in Net Assets............................   12,380   (55,511)   (2,506)  (11,361)
Net Assets
  Beginning of Year.....................................................  252,963   308,474   114,646   126,007
                                                                         --------  --------  --------  --------
  End of Year........................................................... $265,343  $252,963  $112,140  $114,646
                                                                         ========  ========  ========  ========
(1) Shares Issued and Redeemed:
  Shares Issued.........................................................    1,401     1,950       604       577
  Shares Issued in Lieu of Cash Distributions...........................      833     1,151        95       143
  Shares Redeemed.......................................................   (5,188)   (7,170)     (989)   (1,234)
                                                                         --------  --------  --------  --------
     Net Increase (Decrease) from Shares Issued and Redeemed............   (2,954)   (4,069)     (290)     (514)
                                                                         ========  ========  ========  ========
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..................................................... $  6,771  $  9,278  $  2,331  $  2,334

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                      DFA International Value Portfolio IV
                                                                               -------------------------------------------------
                                                                                 Year      Year       Year      Year      Year
                                                                                Ended     Ended      Ended     Ended     Ended
                                                                               Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                                 2013      2012       2011      2010      2009
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $  12.48  $  12.67  $  14.14   $  13.09  $  10.46
                                                                               --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................     0.42      0.45      0.49       0.33      0.34
  Net Gains (Losses) on Securities (Realized and Unrealized)..................     2.96     (0.11)    (1.61)      1.09      3.05
                                                                               --------  --------  --------   --------  --------
   Total from Investment Operations...........................................     3.38      0.34     (1.12)      1.42      3.39
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................    (0.54)    (0.53)    (0.35)     (0.37)    (0.76)
                                                                               --------  --------  --------   --------  --------
   Total Distributions........................................................    (0.54)    (0.53)    (0.35)     (0.37)    (0.76)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $  15.32  $  12.48  $  12.67   $  14.14  $  13.09
============================================================================== ========  ========  ========   ========  ========
Total Return..................................................................    28.08%     3.20%    (8.13)%    11.12%    35.27%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $265,343  $252,963  $308,474   $353,536  $349,042
Ratio of Expenses to Average Net Assets (B)...................................     0.28%     0.28%     0.28%      0.28%     0.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................     0.28%     0.28%     0.28%      0.28%     0.30%
Ratio of Net Investment Income to Average Net Assets..........................     3.13%     3.76%     3.45%      2.52%     3.28%
----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Emerging Markets Portfolio II
                                                                               -------------------------------------------------
                                                                                 Year      Year       Year      Year      Year
                                                                                Ended     Ended      Ended     Ended     Ended
                                                                               Oct. 31,  Oct. 31,   Oct. 31,  Oct. 31,  Oct. 31,
                                                                                 2013      2012       2011      2010      2009
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................................ $  25.49  $  25.14  $  27.53   $  22.13  $  15.24
                                                                               --------  --------  --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............................................     0.56      0.58      0.63       0.48      0.41
  Net Gains (Losses) on Securities (Realized and Unrealized)..................     1.16      0.44     (2.42)      5.37      7.29
                                                                               --------  --------  --------   --------  --------
   Total from Investment Operations...........................................     1.72      1.02     (1.79)      5.85      7.70
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................................................    (0.56)    (0.67)    (0.60)     (0.45)    (0.81)
                                                                               --------  --------  --------   --------  --------
   Total Distributions........................................................    (0.56)    (0.67)    (0.60)     (0.45)    (0.81)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................................. $  26.65  $  25.49  $  25.14   $  27.53  $  22.13
============================================================================== ========  ========  ========   ========  ========
Total Return..................................................................     6.80%     4.37%    (6.68)%    26.80%    53.72%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................... $112,140  $114,646  $126,007   $156,091  $142,206
Ratio of Expenses to Average Net Assets (B)...................................     0.35%     0.38%     0.39%      0.37%     0.39%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumptions of
 Expenses and/or Recovery of Previously Waived Fees) (B)......................     0.35%     0.38%     0.39%      0.37%     0.39%
Ratio of Net Investment Income to Average Net Assets..........................     2.17%     2.33%     2.28%      2.00%     2.42%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, two of which, DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios"), are presented in this report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At October 31, 2013, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 3% and 3% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Portfolios' investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed previously in this note. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity

Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides administrative services to the Portfolios, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services. For the year ended October 31, 2013, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fee on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2013, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $13
                   Emerging Markets Portfolio II........   5

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2013, primarily attributable to net foreign currency gains/losses, foreign capital gains tax and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                         Increase       Increase
                                                        (Decrease)     (Decrease)
                                         Increase     Undistributed   Accumulated
                                        (Decrease)    Net Investment  Net Realized
                                      Paid-In Capital     Income     Gains (Losses)
                                      --------------- -------------- --------------
DFA International Value Portfolio IV.       --             $(53)          $53
Emerging Markets Portfolio II........       --               (5)            5

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2012 and October 31, 2013 were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
   DFA International Value Portfolio IV
   2012.................................    $12,847          --       $12,847
   2013.................................     10,308          --        10,308
   Emerging Markets Portfolio II
   2012.................................      3,260          --         3,260
   2013.................................      2,485          --         2,485

   At October 31, 2013, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                                Total Net
                                      Net Investment                             Distributable
                                        Income and                  Unrealized     Earnings
                                        Short-Term   Capital Loss  Appreciation  (Accumulated
                                      Capital Gains  Carryfoward  (Depreciation)    Losses)
                                      -------------- ------------ -------------- -------------
DFA International Value Portfolio IV.     $6,993       $(31,216)     $56,690        $32,467
Emerging Markets Portfolio II........      2,551        (58,389)      77,210         21,372

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2013, the Funds had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                            Expires on October 31,
                                            ----------------------
                                                     2016           Total
                                            ---------------------- -------
      DFA International Value Portfolio IV.        $31,216         $31,216
      Emerging Markets Portfolio II........         58,389          58,389

   During the year ended October 31, 2013, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Value Portfolio IV . . . . . . . . . . . . . . . . . . . . . . . . . .. $13,150
Emerging Markets Portfolio II . . . . . . . . . . . . . . . . . . . . . . . . . .........   2,299

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                              Net
                                                                           Unrealized
                                      Federal   Unrealized   Unrealized   Appreciation
                                      Tax Cost Appreciation Depreciation (Depreciation)
                                      -------- ------------ ------------ --------------
DFA International Value Portfolio IV. $208,815   $56,649         --         $56,649
Emerging Markets Portfolio II........   34,997    77,210         --          77,210

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in any Portfolio's financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2013.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

I. Other:

   At October 31, 2013, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                           Approximate
                                                            Percentage
                                              Number of   of Outstanding
                                             Shareholders     Shares
                                             ------------ --------------
       DFA International Value Portfolio IV.      1            100%
       Emerging Markets Portfolio II........      2            100%

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined, and Board of Directors of Dimensional Investment Group Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio IV and Emerging Markets Portfolio II (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (Unaudited)

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                    [CHART]

               The DFA International      MSCI World ex USA Index
                    Value Series              (net dividends)
              -----------------------   ---------------------------
10/31/2003            $10,000                    $10,000
11/30/2003             10,214                     10,227
12/31/2003             10,981                     11,011
 1/31/2004             11,262                     11,164
 2/29/2004             11,601                     11,421
 3/31/2004             11,782                     11,478
 4/30/2004             11,426                     11,178
 5/31/2004             11,542                     11,230
 6/30/2004             12,019                     11,489
 7/31/2004             11,575                     11,139
 8/31/2004             11,726                     11,185
 9/30/2004             12,101                     11,511
10/31/2004             12,564                     11,925
11/30/2004             13,498                     12,718
12/31/2004             14,170                     13,255
 1/31/2005             14,029                     12,994
 2/28/2005             14,584                     13,572
 3/31/2005             14,224                     13,264
 4/30/2005             13,792                     12,926
 5/31/2005             13,810                     12,950
 6/30/2005             14,031                     13,161
 7/31/2005             14,657                     13,586
 8/31/2005             15,140                     13,961
 9/30/2005             15,566                     14,599
10/31/2005             15,332                     14,127
11/30/2005             15,605                     14,501
12/31/2005             16,369                     15,173
 1/31/2006             17,487                     16,133
 2/28/2006             17,655                     16,079
 3/31/2006             18,400                     16,589
 4/30/2006             19,332                     17,382
 5/31/2006             18,549                     16,722
 6/30/2006             18,432                     16,700
 7/31/2006             18,716                     16,857
 8/31/2006             19,360                     17,336
 9/30/2006             19,628                     17,322
10/31/2006             20,499                     18,006
11/30/2006             21,181                     18,543
12/31/2006             22,007                     19,074
 1/31/2007             22,422                     19,191
 2/28/2007             22,402                     19,344
 3/31/2007             23,126                     19,840
 4/30/2007             24,293                     20,742
 5/31/2007             25,124                     21,203
 6/30/2007             24,941                     21,224
 7/31/2007             24,247                     20,931
 8/31/2007             23,975                     20,628
 9/30/2007             25,227                     21,800
10/31/2007             26,451                     22,748
11/30/2007             24,848                     21,858
12/31/2007             24,313                     21,447
 1/31/2008             22,343                     19,513
 2/29/2008             22,059                     19,867
 3/31/2008             22,323                     19,583
 4/30/2008             23,321                     20,672
 5/31/2008             23,332                     20,986
 6/30/2008             21,024                     19,354
 7/31/2008             20,429                     18,665
 8/31/2008             19,576                     17,943
 9/30/2008             17,289                     15,353
10/31/2008             12,954                     12,159
11/30/2008             12,159                     11,500
12/31/2008             13,079                     12,106
 1/31/2009             11,273                     10,976
 2/28/2009              9,888                      9,865
 3/31/2009             10,967                     10,515
 4/30/2009             12,988                     11,871
 5/31/2009             14,918                     13,373
 6/30/2009             14,691                     13,234
 7/31/2009             16,439                     14,477
 8/31/2009             17,381                     15,170
 9/30/2009             18,267                     15,796
10/31/2009             17,540                     15,543
11/30/2009             18,063                     15,927
12/31/2009             18,267                     16,181
 1/31/2010             17,211                     15,423
 2/28/2010             17,279                     15,407
 3/31/2010             18,642                     16,399
 4/30/2010             18,324                     16,155
 5/31/2010             16,178                     14,372
 6/30/2010             15,894                     14,164
 7/31/2010             17,881                     15,473
 8/31/2010             17,007                     15,011
 9/30/2010             18,835                     16,451
10/31/2010             19,493                     17,037
11/30/2010             18,517                     16,315
12/31/2010             20,242                     17,629
 1/31/2011             21,105                     18,009
 2/28/2011             21,809                     18,676
 3/31/2011             21,207                     18,302
 4/30/2011             22,343                     19,299
 5/31/2011             21,537                     18,727
 6/30/2011             21,241                     18,460
 7/31/2011             20,560                     18,156
 8/31/2011             18,358                     16,621
 9/30/2011             16,348                     14,952
10/31/2011             17,926                     16,406
11/30/2011             17,336                     15,648
12/31/2011             16,870                     15,477
 1/31/2012             18,006                     16,312
 2/29/2012             18,948                     17,209
 3/31/2012             18,789                     17,082
 4/30/2012             18,119                     16,792
 5/31/2012             15,883                     14,878
 6/30/2012             17,007                     15,852
 7/31/2012             16,939                     16,050
 8/31/2012             17,642                     16,508
 9/30/2012             18,267                     17,009
10/31/2012             18,494                     17,128
11/30/2012             18,789                     17,488
12/31/2012             19,709                     18,017
 1/31/2013             20,640                     18,903
 2/28/2013             20,015                     18,715
 3/31/2013             20,083                     18,863
 4/30/2013             21,071                     19,722
 5/31/2013             20,821                     19,281
 6/30/2013             20,083                     18,558
 7/31/2013             21,457                     19,546               Past performance is not predictive of
 8/31/2013             21,309                     19,294               future performance.
 9/30/2013             22,910                     20,657
10/31/2013             23,705                     21,350               The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
         Average Annual        One        Five         Ten             redemption of fund shares.
         Total Return          Year       Years       Years
         --------------------------------------------------------      MSCI data copyright MSCI 2013, all
                              28.18%      12.85%      9.01%            rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
October 31, 2003-October 31, 2013

                                    [CHART]

               The Emerging Markets Series    MSCI Emerging Markets Index
                                                    (net dividends)
              -----------------------------   ---------------------------
10/31/2003              $10,000                        $10,000
11/30/2003                9,905                         10,122
12/31/2003               10,948                         10,855
 1/31/2004               11,159                         11,234
 2/29/2004               11,655                         11,749
 3/31/2004               11,735                         11,896
 4/30/2004               10,991                         10,922
 5/31/2004               10,867                         10,704
 6/30/2004               11,064                         10,749
 7/31/2004               11,057                         10,552
 8/31/2004               11,363                         10,990
 9/30/2004               12,004                         11,624
10/31/2004               12,340                         11,902
11/30/2004               13,418                         13,004
12/31/2004               14,293                         13,628
 1/31/2005               14,410                         13,663
 2/28/2005               15,481                         14,855
 3/31/2005               14,424                         13,873
 4/30/2005               14,082                         13,501
 5/31/2005               14,504                         13,971
 6/30/2005               14,942                         14,445
 7/31/2005               15,904                         15,455
 8/31/2005               16,006                         15,587
 9/30/2005               17,281                         17,039
10/31/2005               16,421                         15,925
11/30/2005               17,609                         17,243
12/31/2005               18,630                         18,262
 1/31/2006               20,415                         20,301
 2/28/2006               20,357                         20,277
 3/31/2006               20,634                         20,456
 4/30/2006               21,873                         21,913
 5/31/2006               19,351                         19,617
 6/30/2006               19,329                         19,569
 7/31/2006               19,687                         19,849
 8/31/2006               20,306                         20,355
 9/30/2006               20,590                         20,524
10/31/2006               21,822                         21,499
11/30/2006               23,222                         23,097
12/31/2006               24,162                         24,137
 1/31/2007               24,519                         23,877
 2/28/2007               24,147                         23,735
 3/31/2007               25,248                         24,680
 4/30/2007               26,866                         25,823
 5/31/2007               28,666                         27,102
 6/30/2007               29,140                         28,372
 7/31/2007               29,847                         29,869
 8/31/2007               29,337                         29,235
 9/30/2007               31,924                         32,463
10/31/2007               35,430                         36,084
11/30/2007               33,120                         33,526
12/31/2007               33,003                         33,643
 1/31/2008               30,131                         29,445
 2/29/2008               31,093                         31,618
 3/31/2008               30,131                         29,945
 4/30/2008               32,289                         32,375
 5/31/2008               32,478                         32,976
 6/30/2008               29,147                         29,687
 7/31/2008               28,768                         28,567
 8/31/2008               27,063                         26,285
 9/30/2008               23,302                         21,685
10/31/2008               17,165                         15,750
11/30/2008               15,612                         14,565
12/31/2008               16,837                         15,701
 1/31/2009               15,547                         14,687
 2/28/2009               14,541                         13,858
 3/31/2009               16,640                         15,850
 4/30/2009               19,111                         18,487
 5/31/2009               22,369                         21,646
 6/30/2009               22,179                         21,355
 7/31/2009               24,723                         23,756
 8/31/2009               24,810                         23,671
 9/30/2009               27,004                         25,820
10/31/2009               26,443                         25,852
11/30/2009               28,025                         26,962
12/31/2009               29,038                         28,027
 1/31/2010               27,456                         26,464
 2/28/2010               27,792                         26,557
 3/31/2010               30,124                         28,701
 4/30/2010               30,306                         29,049
 5/31/2010               27,493                         26,494
 6/30/2010               27,536                         26,299
 7/31/2010               29,964                         28,489
 8/31/2010               29,271                         27,936
 9/30/2010               32,602                         31,040
10/31/2010               33,593                         31,941
11/30/2010               32,843                         31,098
12/31/2010               35,517                         33,317
 1/31/2011               34,599                         32,413
 2/28/2011               34,359                         32,111
 3/31/2011               36,276                         33,999
 4/30/2011               37,544                         35,054
 5/31/2011               36,509                         34,134
 6/30/2011               36,079                         33,609
 7/31/2011               35,802                         33,460
 8/31/2011               32,908                         30,470
 9/30/2011               27,930                         26,027
10/31/2011               31,429                         29,475
11/30/2011               30,343                         27,511
12/31/2011               29,461                         27,179
 1/31/2012               32,617                         30,262
 2/29/2012               34,388                         32,074
 3/31/2012               33,499                         31,004
 4/30/2012               32,901                         30,633
 5/31/2012               29,359                         27,198
 6/30/2012               30,816                         28,248
 7/31/2012               31,064                         28,799
 8/31/2012               31,276                         28,703
 9/30/2012               33,025                         30,435
10/31/2012               32,857                         30,250
11/30/2012               33,287                         30,634
12/31/2012               35,241                         32,132
 1/31/2013               35,423                         32,575
 2/28/2013               35,015                         32,166
 3/31/2013               34,519                         31,612
 4/30/2013               34,913                         31,850
 5/31/2013               33,783                         31,033
 6/30/2013               31,662                         29,057               Past performance is not predictive of
 7/31/2013               32,128                         29,361               future performance.
 8/31/2013               31,378                         28,856
 9/30/2013               33,615                         30,733               The returns shown do not reflect the
10/31/2013               35,153                         32,226               deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          Average Annual        One         Five          Ten                redemption of fund shares.
          Total Return          Year        Years        Years
          ------------------------------------------------------------       MSCI data copyright MSCI 2013, all
                                6.99%       15.42%       13.40%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 International Equity Market Review          12 Months Ended October 31, 2013

   The one-year period ending October 31, 2013, was characterized by generally positive monthly returns in the international equity markets with the exception of a sharp decline from May to June and a smaller decline in August. As measured by the MSCI indices below for developed markets outside the U.S., small cap stocks generally outperformed large cap stocks while value stocks outperformed growth stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                U.S. Dollar Return
             -                                  ------------------
             MSCI World ex USA Index...........       24.65%
             MSCI World ex USA Small Cap Index.       27.81%
             MSCI World ex USA Value Index.....       26.12%
             MSCI World ex USA Growth Index....       23.17%

   During the period, the U.S. dollar (USD) was mixed against developed markets currencies. While the U.S. dollar depreciated against the euro, Swiss franc, and several other European-based developed markets currencies, it appreciated against the sterling, Canadian dollar, Australian dollar and Japanese yen.

                             12 Months Ended October 31, 2013
                              --------------------------------

Ten Largest Foreign Developed Markets by Market Cap  Local Currency Return U.S. Dollar Return
---------------------------------------------------  --------------------- ------------------
                  United Kingdom....................        20.70%               20.37%
                  Japan.............................        64.48%               34.00%
                  Canada............................        10.59%                5.99%
                  France............................        27.55%               33.82%
                  Australia.........................        26.44%               15.47%
                  Switzerland.......................        27.49%               31.10%
                  Germany...........................        24.72%               30.85%
                  Spain.............................        30.69%               37.11%
                  Sweden............................        24.39%               27.55%
                  Hong Kong.........................        14.30%               14.25%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

   Gains in emerging markets were lower on average than in developed markets although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2013, returns in US dollars were 6.53% for the MSCI Emerging Markets Index (net dividends) versus 24.65% for the MSCI World ex USA Index (net dividends). As measured by the MSCI emerging markets indices, small cap stocks outperformed large cap stocks while growth stocks outperformed value stocks.

                       12 Months Ended October 31, 2013
                       --------------------------------

                                                  U.S. Dollar Return
           -                                      ------------------
           MSCI Emerging Markets Index...........        6.53%
           MSCI Emerging Markets Small Cap Index.       10.29%
           MSCI Emerging Markets Value Index.....        3.88%
           MSCI Emerging Markets Growth Index....        9.06%

During the period, the U.S. dollar (USD) generally appreciated against most emerging markets currencies, except those in eastern Europe, decreasing USD denominated returns in emerging markets.

                         12 Months Ended October 31, 2013
                          --------------------------------

Ten Largest Emerging Markets by Market Cap  Local Currency Return U.S. Dollar Return
------------------------------------------  --------------------- ------------------
              China........................         9.32%                9.28%
              South Korea..................         9.57%               12.65%
              Brazil.......................         7.85%               -1.52%
              Taiwan.......................        18.76%               18.08%
              South Africa.................        20.85%                5.07%
              India........................        14.98%                0.65%
              Russia.......................        12.94%               10.89%
              Mexico.......................         1.41%                2.11%
              Malaysia.....................        13.25%                9.32%
              Indonesia....................         1.33%              -13.66%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2013, all rights reserved.

International Equity Series' Performance Overview

The DFA International Value Series

   The DFA International Value Series seeks to capture the returns of international large company value stocks. Value stocks are typically characterized by low relative price, as measured by their book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 520 securities in 22 eligible developed countries. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ending October 31, 2013, total returns were 28.18% for the Series and 24.65% for the MSCI World ex USA Index (net dividends). The Series focuses on value stocks, as measured by book-to-market, while the Index is neutral with regard to value or growth. As large cap value stocks generally outperformed large cap growth stocks during the period, the Series' significantly greater exposure than the Index to these securities contributed to the Series' outperformance relative to the Index. In particular, the Series' greater exposure to value stocks in the financial sector was beneficial as these names outperformed the Index. The Series' exclusion of real estate investment trusts ("REITs") also benefited the Series' relative performance as REITs underperformed during the period. Differences in the valuation timing and methodology between the Series and the Index generally detracted from the Series' relative performance. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series also may use fair value pricing to price certain portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

The Emerging Markets Series

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2013, the Series held approximately 1,000 securities across 21 eligible emerging markets. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2013, total returns were 6.99% for the Series and 6.53% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. Differences in country weights between the Series and the Index contributed to the Series' relative performance. In addition, differences in holdings within the financial sector contributed to the Series' outperformance relative to the Index.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            Six Months Ended October 31, 2013
  EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      05/01/13  10/31/13    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,125.00    0.22%    $1.18
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.22%    $1.12

  The Emerging Markets Series
  ---------------------------
  Actual Fund Return................. $1,000.00 $1,006.90    0.14%    $0.71
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.50    0.14%    $0.71

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 27, 2013. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that is held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                      The DFA International Value Series
              Consumer Discretionary.......................   9.4%
              Consumer Staples.............................   4.9%
              Energy.......................................  12.7%
              Financials...................................  36.7%
              Health Care..................................   1.3%
              Industrials..................................  10.4%
              Information Technology.......................   3.7%
              Materials....................................  10.9%
              Other........................................    --
              Telecommunication Services...................   7.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                          The Emerging Markets Series
              Consumer Discretionary.......................   9.0%
              Consumer Staples.............................   8.6%
              Energy.......................................  12.0%
              Financials...................................  25.9%
              Health Care..................................   1.5%
              Industrials..................................   7.3%
              Information Technology.......................  15.2%
              Materials....................................  10.4%
              Other........................................    --
              Telecommunication Services...................   6.9%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                 Percentage
                                         Shares     Value++    of Net Assets**
                                         ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.6%)
     Suncorp Group, Ltd................ 3,736,013 $ 47,108,867            0.5%
     Wesfarmers, Ltd................... 2,755,622  111,820,231            1.3%
     Other Securities..................            279,564,385            3.2%
                                                  ------------           -----
 TOTAL AUSTRALIA.......................            438,493,483            5.0%
                                                  ------------           -----

 AUSTRIA -- (0.2%)
     Other Securities..................             16,529,353            0.2%
                                                  ------------           -----

 BELGIUM -- (1.2%)
     Other Securities..................            112,978,600            1.3%
                                                  ------------           -----

 CANADA -- (8.8%)
 #   Canadian Natural Resources, Ltd... 1,849,320   58,690,835            0.7%
 #   Magna International, Inc..........   583,936   49,458,004            0.6%
 #   Manulife Financial Corp........... 4,587,163   81,259,196            0.9%
 #   Sun Life Financial, Inc........... 1,446,869   48,735,471            0.6%
     Suncor Energy, Inc................ 3,750,370  136,288,802            1.6%
 #   Thomson Reuters Corp.............. 1,557,384   58,522,328            0.7%
     Other Securities..................            400,896,217            4.4%
                                                  ------------           -----
 TOTAL CANADA..........................            833,850,853            9.5%
                                                  ------------           -----

 DENMARK -- (1.5%)
     Other Securities..................            137,640,320            1.6%
                                                  ------------           -----

 FINLAND -- (0.9%)
     Other Securities..................             82,560,530            0.9%
                                                  ------------           -----

 FRANCE -- (9.7%)
     AXA SA............................ 4,004,754   99,780,178            1.1%
     BNP Paribas SA.................... 1,975,744  145,756,834            1.7%
     Cie de St-Gobain.................. 1,078,023   56,585,484            0.7%
     GDF Suez.......................... 3,247,971   80,496,939            0.9%
     Orange............................ 3,875,091   53,267,297            0.6%
     Societe Generale SA............... 1,823,515  103,009,458            1.2%
     Vivendi SA........................ 3,686,124   93,331,608            1.1%
     Other Securities..................            290,292,116            3.2%
                                                  ------------           -----
 TOTAL FRANCE..........................            922,519,914           10.5%
                                                  ------------           -----

 GERMANY -- (8.4%)
     Allianz SE........................   518,031   86,978,602            1.0%
     Allianz SE ADR.................... 2,811,910   47,324,445            0.5%
     Bayerische Motoren Werke AG.......   663,299   75,071,136            0.9%
     Daimler AG........................ 2,088,586  171,002,503            1.9%
     Deutsche Bank AG.................. 1,538,807   74,369,159            0.8%
 #   Deutsche Telekom AG Sponsored ADR. 3,074,385   48,544,539            0.6%
     E.ON SE........................... 3,638,090   66,316,888            0.8%
     Muenchener Rueckversicherungs AG..   395,244   82,460,652            0.9%
     Other Securities..................            143,842,565            1.6%
                                                  ------------           -----
 TOTAL GERMANY.........................            795,910,489            9.0%
                                                  ------------           -----

 GREECE -- (0.0%)
     Other Securities..................              4,734,900            0.1%
                                                  ------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         Percentage
                                               Shares      Value++     of Net Assets**
                                               ------      -------     ---------------
HONG KONG -- (2.1%)
    Hutchison Whampoa, Ltd..................  5,818,000 $   72,458,624            0.8%
    Other Securities........................               125,762,689            1.4%
                                                        --------------           -----
TOTAL HONG KONG.............................               198,221,313            2.2%
                                                        --------------           -----

IRELAND -- (0.1%)
    Other Securities........................                13,557,887            0.1%
                                                        --------------           -----

ISRAEL -- (0.3%)
    Other Securities........................                28,069,013            0.3%
                                                        --------------           -----

ITALY -- (1.5%)
    UniCredit SpA...........................  8,189,815     61,477,549            0.7%
    Other Securities........................                78,424,839            0.9%
                                                        --------------           -----
TOTAL ITALY.................................               139,902,388            1.6%
                                                        --------------           -----

JAPAN -- (17.7%)
    Mitsubishi Corp.........................  3,482,500     70,454,645            0.8%
    Mitsubishi UFJ Financial Group, Inc..... 24,653,206    156,998,104            1.8%
    Mitsui & Co., Ltd.......................  4,220,700     60,296,595            0.7%
    Nippon Steel & Sumitomo Metal Corp...... 18,537,940     61,185,438            0.7%
    NTT DOCOMO, Inc.........................  3,091,700     49,049,894            0.6%
    Other Securities........................             1,282,749,967           14.5%
                                                        --------------           -----
TOTAL JAPAN.................................             1,680,734,643           19.1%
                                                        --------------           -----

NETHERLANDS -- (3.1%)
*   ING Groep NV............................  6,479,202     82,335,806            0.9%
    Other Securities........................               207,395,423            2.4%
                                                        --------------           -----
TOTAL NETHERLANDS...........................               289,731,229            3.3%
                                                        --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................                 6,293,702            0.1%
                                                        --------------           -----

NORWAY -- (0.7%)
    Other Securities........................                67,730,341            0.8%
                                                        --------------           -----

PORTUGAL -- (0.1%)
    Other Securities........................                 6,386,228            0.1%
                                                        --------------           -----

SINGAPORE -- (1.2%)
    Other Securities........................               109,323,500            1.2%
                                                        --------------           -----

SPAIN -- (2.3%)
    Banco Santander SA......................  8,832,930     78,306,244            0.9%
    Iberdrola SA............................  7,444,256     46,726,442            0.5%
    Other Securities........................                94,892,837            1.1%
                                                        --------------           -----
TOTAL SPAIN.................................               219,925,523            2.5%
                                                        --------------           -----

SWEDEN -- (2.8%)
    Nordea Bank AB..........................  5,366,449     68,644,974            0.8%
    Telefonaktiebolaget LM Ericsson Class B.  4,713,081     56,374,169            0.7%
    Other Securities........................               138,816,259            1.5%
                                                        --------------           -----
TOTAL SWEDEN................................               263,835,402            3.0%
                                                        --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                   Percentage
                                                                        Shares       Value++     of Net Assets**
                                                                        ------       -------     ---------------
SWITZERLAND -- (6.9%)
      Credit Suisse Group AG.........................................   1,928,358 $   59,987,253            0.7%
      Holcim, Ltd....................................................     887,877     66,039,798            0.8%
      Swiss Re AG....................................................   1,117,582     98,104,262            1.1%
      UBS AG.........................................................   6,496,062    125,640,734            1.4%
      Zurich Insurance Group AG......................................     269,917     74,584,331            0.9%
      Other Securities...............................................                232,054,236            2.6%
                                                                                  --------------          ------
TOTAL SWITZERLAND....................................................                656,410,614            7.5%
                                                                                  --------------          ------

UNITED KINGDOM -- (17.9%)
      Barclays P.L.C.................................................  14,540,536     61,178,709            0.7%
#     Barclays P.L.C. Sponsored ADR..................................   5,739,573     96,482,222            1.1%
      BP P.L.C. Sponsored ADR........................................   5,793,659    269,405,143            3.1%
      Glencore Xstrata P.L.C.........................................  15,896,454     86,511,958            1.0%
#     HSBC Holdings P.L.C. Sponsored ADR.............................   1,694,884     93,286,415            1.1%
      Kingfisher P.L.C...............................................   8,609,963     52,085,475            0.6%
*     Lloyds Banking Group P.L.C.....................................  82,680,839    102,259,365            1.2%
#     Royal Dutch Shell P.L.C. ADR...................................   3,323,210    231,029,559            2.6%
      Vodafone Group P.L.C...........................................  34,976,333    128,109,810            1.5%
      Vodafone Group P.L.C. Sponsored ADR............................   3,949,158    145,407,998            1.6%
      Other Securities...............................................                428,839,157            4.8%
                                                                                  --------------          ------
TOTAL UNITED KINGDOM.................................................              1,694,595,811           19.3%
                                                                                  --------------          ------
TOTAL COMMON STOCKS..................................................              8,719,936,036           99.2%
                                                                                  --------------          ------

PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
      Other Securities...............................................                 23,753,308            0.3%
                                                                                  --------------          ------

RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
      Other Securities...............................................                         --            0.0%
                                                                                  --------------          ------

SPAIN -- (0.0%)
      Other Securities...............................................                  1,906,872            0.0%
                                                                                  --------------          ------
TOTAL RIGHTS/WARRANTS................................................                  1,906,872            0.0%
                                                                                  --------------          ------

                                                                        Shares/
                                                                         Face
                                                                        Amount       Value+
                                                                        -------      ------             -
                                                                         (000)
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@  DFA Short Term Investment Fund.................................  62,748,487    726,000,000            8.2%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $796,375 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $720,177) to be repurchased at
       $706,058...................................................... $       706        706,056            0.0%
                                                                                  --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................                726,706,056            8.2%
                                                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,742,743,361)............................................               $9,472,302,272          107.7%
                                                                                  ==============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     Investments in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    1,841,161 $  436,652,322   --    $  438,493,483
  Austria.....................             --     16,529,353   --        16,529,353
  Belgium.....................      3,382,426    109,596,174   --       112,978,600
  Canada......................    833,850,853             --   --       833,850,853
  Denmark.....................             --    137,640,320   --       137,640,320
  Finland.....................      1,950,990     80,609,540   --        82,560,530
  France......................      6,675,118    915,844,796   --       922,519,914
  Germany.....................    120,607,084    675,303,405   --       795,910,489
  Greece......................             --      4,734,900   --         4,734,900
  Hong Kong...................             --    198,221,313   --       198,221,313
  Ireland.....................      5,268,488      8,289,399   --        13,557,887
  Israel......................             --     28,069,013   --        28,069,013
  Italy.......................     18,295,120    121,607,268   --       139,902,388
  Japan.......................     67,433,792  1,613,300,851   --     1,680,734,643
  Netherlands.................     16,499,964    273,231,265   --       289,731,229
  New Zealand.................             --      6,293,702   --         6,293,702
  Norway......................        265,956     67,464,385   --        67,730,341
  Portugal....................             --      6,386,228   --         6,386,228
  Singapore...................             --    109,323,500   --       109,323,500
  Spain.......................     13,099,036    206,826,487   --       219,925,523
  Sweden......................     11,416,422    252,418,980   --       263,835,402
  Switzerland.................     90,293,410    566,117,204   --       656,410,614
  United Kingdom..............    926,568,412    768,027,399   --     1,694,595,811
Preferred Stocks
  Germany.....................             --     23,753,308   --        23,753,308
Rights/Warrants
  Hong Kong...................             --             --   --                --
  Spain.......................             --      1,906,872   --         1,906,872
Securities Lending Collateral.             --    726,706,056   --       726,706,056
                               -------------- --------------   --    --------------
TOTAL......................... $2,117,448,232 $7,354,854,040   --    $9,472,302,272
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               October 31, 2013

                                                                                   Percentage
                                                           Shares     Value++    of Net Assets**
                                                           ------     -------    ---------------
COMMON STOCKS -- (90.1%)
ARGENTINA -- (0.0%)
    Other Securities....................................            $         --            0.0%
                                                                    ------------           -----

BRAZIL -- (7.7%)
    BRF SA ADR..........................................    564,360   13,222,955            0.4%
    Cia de Bebidas das Americas ADR.....................    622,039   23,139,851            0.6%
    Petroleo Brasileiro SA ADR..........................  1,372,750   23,927,033            0.6%
    Petroleo Brasileiro SA Sponsored ADR................  1,985,055   36,048,599            1.0%
#   Vale SA Sponsored ADR...............................  1,249,020   19,996,810            0.5%
    Other Securities....................................             191,525,535            5.1%
                                                                    ------------           -----
TOTAL BRAZIL............................................             307,860,783            8.2%
                                                                    ------------           -----

CHILE -- (1.6%)
    Other Securities....................................              65,091,958            1.7%
                                                                    ------------           -----

CHINA -- (14.1%)
    Bank of China, Ltd. Class H......................... 65,514,100   30,844,677            0.8%
    China Construction Bank Corp. Class H............... 56,443,590   43,914,613            1.2%
    China Life Insurance Co., Ltd. ADR..................    330,798   13,043,365            0.4%
#   China Mobile, Ltd. Sponsored ADR....................    877,340   45,639,227            1.2%
    CNOOC, Ltd. ADR.....................................    115,255   23,317,239            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 59,907,185   41,919,158            1.1%
#   PetroChina Co., Ltd. ADR............................    145,110   16,436,610            0.4%
    Tencent Holdings, Ltd...............................    763,600   41,659,099            1.1%
    Other Securities....................................             306,311,176            8.1%
                                                                    ------------           -----
TOTAL CHINA.............................................             563,085,164           14.9%
                                                                    ------------           -----

COLOMBIA -- (0.7%)
    Other Securities....................................              28,765,622            0.8%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................              12,280,918            0.3%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               3,051,734            0.1%
                                                                    ------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                   6,042            0.0%
                                                                    ------------           -----

HUNGARY -- (0.3%)
    Other Securities....................................              11,759,342            0.3%
                                                                    ------------           -----

INDIA -- (6.3%)
    HDFC Bank, Ltd......................................  1,530,953   17,028,382            0.5%
    Infosys, Ltd........................................    234,483   12,485,974            0.3%
    Infosys, Ltd. Sponsored ADR.........................    233,468   12,387,812            0.3%
    Reliance Industries, Ltd............................  1,433,931   21,342,373            0.6%
    Tata Consultancy Services, Ltd......................    413,679   14,186,300            0.4%
    Other Securities....................................             174,387,200            4.6%
                                                                    ------------           -----
TOTAL INDIA.............................................             251,818,041            6.7%
                                                                    ------------           -----

INDONESIA -- (2.4%)
    Other Securities....................................              94,111,506            2.5%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -------    ---------------

MALAYSIA -- (4.1%)
#   Malayan Banking Bhd........................  5,003,321 $ 15,508,389            0.4%
    Other Securities...........................             147,272,696            3.9%
                                                           ------------           -----
TOTAL MALAYSIA.................................             162,781,085            4.3%
                                                           ------------           -----

MEXICO -- (5.2%)
#   America Movil S.A.B. de C.V. Series L...... 37,750,669   40,420,537            1.1%
*   Cemex S.A.B. de C.V. Sponsored ADR.........  1,285,964   13,605,497            0.4%
    Fomento Economico Mexicano S.A.B. de C.V...  1,793,669   16,765,060            0.4%
    Grupo Financiero Banorte S.A.B. de C.V.....  2,832,687   18,133,018            0.5%
    Grupo Televisa S.A.B. Series CPO...........  2,556,698   15,557,014            0.4%
    Wal-Mart de Mexico S.A.B. de C.V. Series V.  5,418,775   14,087,631            0.4%
    Other Securities...........................              87,399,675            2.3%
                                                           ------------           -----
TOTAL MEXICO...................................             205,968,432            5.5%
                                                           ------------           -----

PERU -- (0.3%)
    Other Securities...........................              10,242,946            0.3%
                                                           ------------           -----

PHILIPPINES -- (1.3%)
    Other Securities...........................              50,006,707            1.3%
                                                           ------------           -----

POLAND -- (1.7%)
    Other Securities...........................              68,061,972            1.8%
                                                           ------------           -----

RUSSIA -- (5.2%)
    Gazprom OAO Sponsored ADR..................  6,850,921   64,038,306            1.7%
    Lukoil OAO Sponsored ADR...................    556,966   36,477,853            1.0%
    Sberbank of Russia Sponsored ADR...........  2,809,303   35,825,291            1.0%
    Other Securities...........................              69,300,946            1.8%
                                                           ------------           -----
TOTAL RUSSIA...................................             205,642,396            5.5%
                                                           ------------           -----

SOUTH AFRICA -- (7.1%)
#   MTN Group, Ltd.............................  1,882,816   37,425,026            1.0%
#   Naspers, Ltd. Class N......................    416,705   39,005,158            1.0%
#   Sasol, Ltd. Sponsored ADR..................    583,774   29,784,149            0.8%
    Standard Bank Group, Ltd...................  1,209,908   15,392,568            0.4%
    Other Securities...........................             162,612,740            4.3%
                                                           ------------           -----
TOTAL SOUTH AFRICA.............................             284,219,641            7.5%
                                                           ------------           -----

SOUTH KOREA -- (14.9%)
    Hyundai Mobis..............................     70,280   19,824,583            0.5%
    Hyundai Motor Co...........................    158,812   37,835,980            1.0%
    KB Financial Group, Inc....................    353,265   13,912,801            0.4%
#   Kia Motors Corp............................    270,669   15,726,190            0.4%
    LG Chem, Ltd...............................     47,843   13,495,647            0.4%
    Naver Corp.................................     27,242   15,287,313            0.4%
    POSCO......................................     50,240   14,998,694            0.4%
    Samsung Electronics Co., Ltd...............     81,840  112,862,139            3.0%
    Samsung Electronics Co., Ltd. GDR..........     49,372   34,218,733            0.9%
    Shinhan Financial Group Co., Ltd...........    374,876   16,345,946            0.4%
*   SK Hynix, Inc..............................    512,610   15,424,892            0.4%
    Other Securities...........................             283,823,686            7.6%
                                                           ------------           -----
TOTAL SOUTH KOREA..............................             593,756,604           15.8%
                                                           ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                  Percentage
                                                                       Shares       Value++     of Net Assets**
                                                                       ------       -------     ---------------

TAIWAN -- (12.3%)
      Cathay Financial Holding Co., Ltd..............................  8,634,048 $   13,043,972            0.4%
      Hon Hai Precision Industry Co., Ltd............................ 12,590,056     32,007,618            0.9%
#     MediaTek, Inc..................................................  1,249,995     17,089,840            0.5%
#     Taiwan Semiconductor Manufacturing Co., Ltd.................... 25,188,808     92,834,992            2.5%
      Other Securities...............................................               334,744,052            8.7%
                                                                                 --------------          ------
TOTAL TAIWAN.........................................................               489,720,474           13.0%
                                                                                 --------------          ------

THAILAND -- (2.6%)
      Other Securities...............................................               103,053,381            2.7%
                                                                                 --------------          ------

TURKEY -- (1.9%)
      Other Securities...............................................                74,508,182            2.0%
                                                                                 --------------          ------
TOTAL COMMON STOCKS..................................................             3,585,792,930           95.2%
                                                                                 --------------          ------

PREFERRED STOCKS -- (3.8%)
BRAZIL -- (3.7%)
      Banco Bradesco SA..............................................  2,244,395     32,334,852            0.9%
      Itau Unibanco Holding SA.......................................  2,568,240     39,737,954            1.1%
      Vale SA........................................................  1,529,491     22,387,437            0.6%
      Other Securities...............................................                52,726,591            1.3%
                                                                                 --------------          ------
TOTAL BRAZIL.........................................................               147,186,834            3.9%
                                                                                 --------------          ------

CHILE -- (0.0%)
      Other Securities...............................................                    52,088            0.0%
                                                                                 --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...............................................                 3,707,074            0.1%
                                                                                 --------------          ------
TOTAL PREFERRED STOCKS...............................................               150,945,996            4.0%
                                                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
      Other Securities...............................................                        --            0.0%
                                                                                 --------------          ------

                                                                       Shares/
                                                                        Face
                                                                       Amount       Value+
                                                                       -------      ------             -
                                                                        (000)
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund................................. 21,089,023    244,000,000            6.5%
@     Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
       11/01/13 (Collateralized by $799,156 FNMA, rates ranging from
       2.500% to 4.500%, maturities ranging from 04/01/27 to
       10/01/43, valued at $722,691) to be repurchased at
       $708,523......................................................       $709        708,521            0.0%
                                                                                 --------------          ------
TOTAL SECURITIES LENDING COLLATERAL..................................               244,708,521            6.5%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,769,771,714)............................................              $3,981,447,447          105.7%
                                                                                 ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    Investments in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
  Argentina...................           --             --   --                --
  Brazil...................... $168,534,522 $  139,326,261   --    $  307,860,783
  Chile.......................   28,146,828     36,945,130   --        65,091,958
  China.......................  124,364,007    438,721,157   --       563,085,164
  Colombia....................   28,765,622             --   --        28,765,622
  Czech Republic..............           --     12,280,918   --        12,280,918
  Egypt.......................           --      3,051,734   --         3,051,734
  Hong Kong...................           --          6,042   --             6,042
  Hungary.....................           --     11,759,342   --        11,759,342
  India.......................   25,671,195    226,146,846   --       251,818,041
  Indonesia...................       37,082     94,074,424   --        94,111,506
  Malaysia....................           --    162,781,085   --       162,781,085
  Mexico......................  205,968,432             --   --       205,968,432
  Peru........................   10,242,946             --   --        10,242,946
  Philippines.................      264,468     49,742,239   --        50,006,707
  Poland......................           --     68,061,972   --        68,061,972
  Russia......................    9,320,240    196,322,156   --       205,642,396
  South Africa................   38,062,533    246,157,108   --       284,219,641
  South Korea.................   18,326,152    575,430,452   --       593,756,604
  Taiwan......................    9,347,981    480,372,493   --       489,720,474
  Thailand....................  103,053,381             --   --       103,053,381
  Turkey......................    1,154,826     73,353,356   --        74,508,182
Preferred Stocks
  Brazil......................    4,164,774    143,022,060   --       147,186,834
  Chile.......................           --         52,088   --            52,088
  Colombia....................    3,707,074             --   --         3,707,074
Rights/Warrants
  South Korea.................           --             --   --                --
Securities Lending Collateral.           --    244,708,521   --       244,708,521
                               ------------ --------------   --    --------------
TOTAL......................... $779,132,063 $3,202,315,384   --    $3,981,447,447
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                               The DFA
                                                                                            International  The Emerging
                                                                                            Value Series* Markets Series*
                                                                                            ------------- ---------------
ASSETS:
Investments at Value (including $716,973 and $330,522 of securities on loan, respectively).  $8,745,596     $3,736,738
Collateral Received from Securities on Loan at Value & Cost................................         706            709
Collateral from Securities on Loan Invested in Affiliate at Value & Cost...................     726,000        244,000
Foreign Currencies at Value................................................................      24,350          7,576
Cash.......................................................................................      20,781         26,299
Receivables:
  Investment Securities Sold...............................................................       4,029            116
  Dividends, Interest and Tax Reclaims.....................................................      23,044          3,735
  Securities Lending Income................................................................         276            382
Prepaid Expenses and Other Assets..........................................................           1             --
                                                                                             ----------     ----------
     Total Assets..........................................................................   9,544,783      4,019,555
                                                                                             ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.........................................................     726,706        244,709
  Investment Securities Purchased..........................................................      23,813          7,929
  Due to Advisor...........................................................................       1,472            315
Unrealized Loss on Foreign Currency Contracts..............................................          17             76
Accrued Expenses and Other Liabilities.....................................................         645            366
                                                                                             ----------     ----------
     Total Liabilities.....................................................................     752,653        253,395
                                                                                             ----------     ----------
NET ASSETS.................................................................................  $8,792,130     $3,766,160
                                                                                             ----------     ----------
Investments at Cost........................................................................  $7,016,037     $2,525,063
                                                                                             ==========     ==========
Foreign Currencies at Cost.................................................................  $   24,526     $    7,593
                                                                                             ==========     ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2013
                            (Amounts in thousands)

                                                                                     The DFA
                                                                                  International  The Emerging
                                                                                  Value Series  Markets Series
                                                                                  ------------- --------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of $19,855 and $11,554, respectively).  $  256,899      $ 78,461
  Interest.......................................................................           6            --
  Income from Securities Lending.................................................      13,232         3,929
                                                                                   ----------      --------
     Total Investment Income.....................................................     270,137        82,390
                                                                                   ----------      --------
Expenses
  Investment Advisory Services Fees..............................................      15,819         3,264
  Accounting & Transfer Agent Fees...............................................         542           236
  Custodian Fees.................................................................         810         1,359
  Shareholders' Reports..........................................................          20             8
  Directors'/Trustees' Fees & Expenses...........................................          85            35
  Professional Fees..............................................................         236           115
  Other..........................................................................         158            66
                                                                                   ----------      --------
     Total Expenses..............................................................      17,670         5,083
                                                                                   ----------      --------
  Fees Paid Indirectly...........................................................         (22)          (25)
                                                                                   ----------      --------
  Net Expenses...................................................................      17,648         5,058
                                                                                   ----------      --------
  Net Investment Income (Loss)...................................................     252,489        77,332
                                                                                   ----------      --------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:
    Investment Securities Sold...................................................     394,216        24,456
    Futures......................................................................      (1,587)           --
    Foreign Currency Transactions*...............................................      (2,158)         (130)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................................   1,329,657       145,893
    Translation of Foreign Currency Denominated Amounts..........................         544            (8)
                                                                                   ----------      --------
  Net Realized and Unrealized Gain (Loss)........................................   1,720,672       170,211
                                                                                   ----------      --------
Net Increase (Decrease) in Net Assets Resulting from Operations..................  $1,973,161      $247,543
                                                                                   ==========      ========

----------
* Net of foreign capital gain taxes withheld of $3 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                The DFA International        The Emerging
                                                                     Value Series           Markets Series
                                                               -----------------------  ----------------------
                                                                   Year        Year        Year        Year
                                                                  Ended       Ended       Ended       Ended
                                                                 Oct. 31,    Oct. 31,    Oct. 31,    Oct. 31,
                                                                   2013        2012        2013        2012
                                                               -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)................................ $   252,489  $  260,321  $   77,332  $   67,879
  Net Realized Gain (Loss) on:
    Investment Securities Sold................................     394,216     133,256      24,456      34,169
    Futures...................................................      (1,587)         --          --          --
    Foreign Currency Transactions**...........................      (2,158)     (1,249)       (130)       (571)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency................   1,329,657    (157,327)    145,893      24,259
    Translation of Foreign Currency Denominated Amounts.......         544        (266)         (8)         20
                                                               -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations..............................................   1,973,161     234,735     247,543     125,756
                                                               -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...............................................   1,055,913     699,069     937,021     523,537
  Withdrawals.................................................  (1,475,193)   (651,462)   (331,711)   (175,967)
                                                               -----------  ----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest....    (419,280)     47,607     605,310     347,570
                                                               -----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net Assets..................   1,553,881     282,342     852,853     473,326
Net Assets
  Beginning of Year...........................................   7,238,249   6,955,907   2,913,307   2,439,981
                                                               -----------  ----------  ----------  ----------
  End of Year................................................. $ 8,792,130  $7,238,249  $3,766,160  $2,913,307
                                                               ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $3, $0, $0 and $13, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                                          The DFA International Value Series+
                                                              -----------------------------------------------------------
                                                                 Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................      28.18%       3.17%      (8.04)%      11.13%      35.41%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,792,130  $7,238,249  $6,955,907   $6,919,633  $6,191,964
Ratio of Expenses to Average Net Assets......................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.22%       0.24%       0.23%        0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       3.20%       3.75%       3.47%        2.55%       3.22%
Portfolio Turnover Rate......................................         15%         14%          9%          20%         18%
--------------------------------------------------------------------------------------------------------------------------

                                                                              The Emerging Markets Series
                                                              -----------------------------------------------------------
                                                                 Year        Year         Year        Year        Year
                                                                Ended       Ended        Ended       Ended       Ended
                                                               Oct. 31,    Oct. 31,     Oct. 31,    Oct. 31,    Oct. 31,
                                                                 2013        2012         2011        2010        2009
--------------------------------------------------------------------------------------------------------------------------
Total Return.................................................       6.99%       4.55%      (6.44)%      27.04%      53.99%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,766,160  $2,913,307  $2,439,981   $2,529,493  $2,109,316
Ratio of Expenses to Average Net Assets......................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly).................................................       0.16%       0.20%       0.20%        0.19%       0.20%
Ratio of Net Investment Income to Average Net Assets.........       2.38%       2.55%       2.48%        2.18%       2.57%
Portfolio Turnover Rate......................................          4%          5%         16%          12%         14%
--------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS


A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, two of which, The DFA International Value Series and The Emerging Markets Series (the "Series"), are presented in this report. The remaining portfolios are presented in separate reports.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of each Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time each Series prices its shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on each Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Series have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2013, there were no significant transfers between Level 1 and Level 2 and no Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's/Trustee's deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director's/Trustee's first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the

Notice a time or date as of which payment of the Director's/Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2013, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. Investment Advisor:

   The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to each Series. For the year ended October 31, 2013, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

Earned Income Credit:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2013, expenses reduced were as follows (amounts in thousands):

                                                     Fees Paid
                                                     Indirectly
                                                     ----------
                 The DFA International Value Series.     22
                 The Emerging Markets Series........     25

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2013, the total related amounts paid by the Trust to the CCO were $56 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At October 31, 2013, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series. 249
                    The Emerging Markets Series........  89

E. Purchases and Sales of Securities:

   For the year ended October 31, 2013, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                Purchases   Sales
                                                --------- ---------
            The DFA International Value Series. 1,195,737 1,352,756
            The Emerging Markets Series........   787,720   120,319

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2013, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                Net
                                                                             Unrealized
                                     Federal    Unrealized    Unrealized    Appreciation
                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                    ---------- ------------ -------------- --------------
The DFA International Value Series. $7,749,972  $2,159,515    $(437,185)     $1,722,330
The Emerging Markets Series........  2,779,496   1,353,861     (151,910)      1,201,951

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the

Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

   Summarized below are the specific types of derivative instruments used by Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statement of Operations categorized by primary risk exposure for the year ended October 31, 2013 (amount in thousands):

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

                                              Realized Gain (Loss) on
                                          Derivatives Recognized in Income
                                          --------------------------------
                                                       Equity
                                                     Contracts
                                          --------------------------------
     The DFA International Value Series*.             $(1,587)

* As of October 31, 2013, there were no futures contracts outstanding. During the year ended October 31, 2013, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with The Bank of New York Mellon, which was terminated by The Bank of New York Mellon effective March 29, 2013. Prior to termination, each portfolio was permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit did not exceed $250 million in the aggregate. Borrowings under the line of credit were charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio was individually, and not jointly, liable for its particular advances under the line of credit. There was no commitment fee on the unused portion of the line of credit.

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on March 3, 2014.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 11, 2013 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 10, 2014.

   For the year ended October 31, 2013, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average    Average Loan     Days     Expense  Borrowed During
                                    Interest Rate   Balance    Outstanding* Incurred   The Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.90%       $12,445         46        $14        $76,121
The Emerging Markets Series........     0.89%         7,962         36          7         31,246

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2013, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2013.

I. Securities Lending:

   As of October 31, 2013, each Series had securities on loan to brokers/dealers, for which each Series received cash collateral. The DFA International Value Series and The Emerging Markets Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $29,499 and $111,222 (in thousands), respectively. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2011-11 is effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series and The Emerging Markets Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 20, 2013

                                FUND MANAGEMENT

                                  (Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2013.

Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2013.

Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2013.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

       Name, Position                                Portfolios within the
       with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service            Overseen             Other Directorships of Public Companies Held
----------------------------------------------------------------------------------------------------------------------------------
                                              Disinterested Trustees/Directors
----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides       Since Inception       106 portfolios in 4    Leo Melamed Professor of Finance, The University
Director of DFAIDG and DIG.                          investment companies   of Chicago Booth School of Business.
Trustee of DFAITC and DEM.
The University of Chicago
Booth School of Business
5807 S. Woodlawn
Avenue Chicago, IL
60637
1947
----------------------------------------------------------------------------------------------------------------------------------
John P. Gould                  Since Inception       106 portfolios in 4    Steven G. Rothmeier Distinguished Service Professor
Director of DFAIDG and DIG.                          investment companies   of Economics, The University of Chicago Booth
Trustee of DFAITC and DEM.                                                  School of Business (since 1965). Member and Chair,
The University of Chicago                                                   Competitive Markets Advisory Committee, Chicago
Booth School of Business                                                    Mercantile Exchange (futures trading exchange)
5807 S. Woodlawn                                                            (since 2004). Formerly, Director of UNext, Inc. (1999-
Avenue Chicago, IL                                                          2006). Trustee, Harbor Fund (registered investment
60637                                                                       company) (30 Portfolios) (since 1994). Formerly,
1939                                                                        Member of the Board of Milwaukee Mutual Insurance
                                                                            Company (1997-2010).
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson              Since Inception       106 portfolios in 4    Professor in Practice of Finance, Yale School of
Director of DFAIDG and DIG.                          investment companies   Management (since 1984). Chairman, CIO and
Trustee of DFAITC and DEM.                                                  Partner, Zebra Capital Management, LLC (hedge
Yale School of Management                                                   fund manager) (since 2001). Consultant to
P.O. Box 208200                                                             Morningstar, Inc. (since 2006). Formerly, Chairman,
New Haven, CT                                                               Ibbotson Associates, Inc., Chicago, IL (software data
06520-8200                                                                  publishing and consulting) (1977-2006). Formerly,
1943                                                                        Director, BIRR Portfolio Analysis, Inc. (software
                                                                            products) (1990-2010).
----------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear               Since Inception       106 portfolios in 4    Morris Arnold Cox Senior Fellow, Hoover Institution
Director of DFAIDG and DIG.                          investment companies   (since 2002). Jack Steele Parker Professor of
Trustee of DFAITC and DEM.                                                  Human Resources Management and Economics,
Stanford University Graduate                                                Graduate School of Business, Stanford University
School of Business                                                          (since 1995). Cornerstone Research (expert
518 Memorial Way                                                            testimony and economic and financial analysis)
Stanford, CA 94305-5015                                                     (since 2009). Formerly, Chairman of the President
1948                                                                        George W. Bush's Council of Economic Advisers
                                                                            (2006-2009). Formerly, Council of Economic
                                                                            Advisors, State of California (2005-2006). Formerly,
                                                                            Commissioner, White House Panel on Tax Reform
                                                                            (2005).
----------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes               Since Inception       106 portfolios in 4    Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG and DIG.                          investment companies   Stanford University (since 1981). Formerly,
Trustee of DFAITC and DEM.                                                  Chairman, Platinum Grove Asset Management, L.P.
c/o Dimensional Fund                                                        (hedge fund) (formerly, Oak Hill Platinum Partners)
Advisors, LP                                                                (1999-2009). Formerly, Managing Partner, Oak Hill
6300 Bee Cave Road                                                          Capital Management (private equity firm) (until
Building 1                                                                  2004). Director, American Century Fund Complex
Austin, TX 78746                                                            (registered investment companies) (40 Portfolios)
1941                                                                        (since 1980). Formerly, Director, Chicago Mercantile
                                                                            Exchange (2001-2008).
----------------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith                 Since Inception       106 portfolios in 4    Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.                          investment companies   Professor of Accounting, The University of Chicago
Trustee of DFAITC and DEM.                                                  Booth School of Business (since 1980). Co-Director
The University of Chicago                                                   Investment Research, Fundamental Investment
Booth School of Business                                                    Advisors (hedge fund) (since 2008). Director, HNI
5807 S. Woodlawn                                                            Corporation (formerly known as HON Industries Inc.)
Avenue Chicago, IL                                                          (office furniture) (since 2000). Director, Ryder
60637                                                                       System Inc. (transportation, logistics and supply-
1953                                                                        chain management) (since 2003). Trustee, UBS
                                                                            Funds (4 investment companies within the fund
                                                                            complex) (52 portfolios) (since 2009).

       Name, Position                                Portfolios within the
       with the Fund,         Term of Office/1/ and  DFA Fund Complex/2/       Principal Occupation(s) During Past 5 Years and
 Address and Year of Birth    Length of Service            Overseen             Other Directorships of Public Companies Held
----------------------------------------------------------------------------------------------------------------------------------
                                               Interested Trustees/Directors*
----------------------------------------------------------------------------------------------------------------------------------
David G. Booth                 Since Inception       106 portfolios in 4    Chairman, Director/Trustee, President, and Co-Chief
Chairman, Director,                                  investment companies   Executive Officer (since January 2010) of
Co-Chief Executive Officer                                                  Dimensional Holdings Inc., Dimensional Fund
and President of DFAIDG and                                                 Advisors LP, DFA Securities LLC, DEM, DFAIDG,
DIG. Chairman, Trustee,                                                     DIG and DFAITC. Director of Dimensional Fund
Co-Chief Executive Officer                                                  Advisors Ltd., Dimensional Funds PLC, Dimensional
and President of DFAITC and                                                 Funds II PLC, DFA Australia Limited, Dimensional
DEM.                                                                        Cayman Commodity Fund I Ltd., Dimensional Japan
6300 Bee Cave Road,                                                         Ltd. and Dimensional Advisors Ltd. Chairman,
Building One                                                                Director and Co-Chief Executive Officer of
Austin, Texas 78746                                                         Dimensional Fund Advisors Canada ULC. President,
1946                                                                        Dimensional SmartNest (US) LLC. Limited Partner,
                                                                            Oak Hill Partners (since 2001) and VSC Investors,
                                                                            LLC (since 2007). Trustee, The University of
                                                                            Chicago. Trustee, University of Kansas Endowment
                                                                            Association. Formerly, Chief Executive Officer (until
                                                                            2010) and Chief Investment Officer (2003-2007) of
                                                                            Dimensional Fund Advisors LP, DFA Securities LLC,
                                                                            DEM, DFAIDG, DIG , DFAITC, Dimensional
                                                                            Holdings Inc. Formerly, Chief Investment Officer of
                                                                            Dimensional Fund Advisors Ltd. Formerly, President
                                                                            and Chief Investment Officer of DFA Australia
                                                                            Limited. Formerly, Director, SA Funds (registered
                                                                            investment company).
----------------------------------------------------------------------------------------------------------------------------------
Eduardo A. Repetto             Since 2009            106 portfolios in 4    Co-Chief Executive Officer (since January 2010),
Director, Co-Chief Executive                         investment companies   Chief Investment Officer (since March 2007) and
Officer and Chief Investment                                                Director/Trustee of Dimensional Holdings Inc.,
Officer of DFAIDG and DIG.                                                  Dimensional Fund Advisors LP, DFA Securities LLC,
Trustee, Co-Chief Executive                                                 DEM, DFAIDG, DIG, DFAITC and Dimensional
Officer and Chief Investment                                                Cayman Commodity Fund I Ltd. Director, Co-Chief
Officer of DFAITC and DEM.                                                  Executive Officer, President and Chief Investment
6300 Bee Cave Road,                                                         Officer of Dimensional Fund Advisors Canada ULC.
Building One                                                                Chief Investment Officer, Vice President and Director
Austin, TX 78746                                                            of DFA Australia Limited. Director of Dimensional
1967                                                                        Fund Advisors Ltd., Dimensional Funds PLC,
                                                                            Dimensional Funds II PLC, Dimensional Japan Ltd.
                                                                            and Dimensional Advisors Ltd., Formerly President
                                                                            of Dimensional Holdings Inc, Dimensional Fund
                                                                            Advisors LP, DFA Securities LLC, DEM, DFAIDG,
                                                                            DIG, DFAITC and Dimensional Fund Advisors
                                                                            Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

   The name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), Dimensional Holdings Inc., DFA Securities LLC (prior to April 6, 2009, DFA Securities Inc.), DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                      Principal Occupation(s) During Past 5 Years
-------------------------------------------------------------------------------------------------------------------------
                                                       Officers
-------------------------------------------------------------------------------------------------------------------------
April A. Aandal                 Since 2008       Vice President of all the DFA Entities.
Vice President
1963
-------------------------------------------------------------------------------------------------------------------------
Robyn G. Alcorta                Since 2012       Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                   Business Development at Capson Physicians Insurance Company
1974                                             (2010-2012); Vice President at Charles Schwab (2007-2010).
-------------------------------------------------------------------------------------------------------------------------
Darryl D. Avery                 Since 2005       Vice President of all the DFA Entities.
Vice President
1966
-------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                Since 1993       Vice President of all the DFA Entities. Director and Managing
Vice President                                   Director of DFAL (since September 2013).
1955
-------------------------------------------------------------------------------------------------------------------------
Scott A. Bosworth               Since 2007       Vice President of all the DFA Entities.
Vice President
1968
-------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown                Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                     Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
Secretary                                        Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
1967                                             Ltd., Dimensional Hong Kong Limited. Director, Vice President and
                                                 Assistant Secretary of Dimensional Fund Advisors Canada ULC.
-------------------------------------------------------------------------------------------------------------------------
David P. Butler                 Since 2007       Vice President of all the DFA Entities. Head of Global Financial
Vice President                                   Services of Dimensional (since 2008).
1964
-------------------------------------------------------------------------------------------------------------------------
Douglas M. Byrkit               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                   for Dimensional (December 2010-January2012); Regional Director
1970                                             at Russell Investments (April 2006-December 2010).
-------------------------------------------------------------------------------------------------------------------------
James G. Charles                Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director for
Vice President                                   Dimensional (2008-2010); Vice President, Client Portfolio Manager at
1956                                             American Century Investments (2001-2008).
-------------------------------------------------------------------------------------------------------------------------
Joseph H. Chi                   Since 2009       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                   Management of Dimensional (since March 2012). Sr. Portfolio
1966                                             Manager of Dimensional (since January 2012). Formerly, Portfolio
                                                 Manager for Dimensional (October 2005-January 2012).
-------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark                Since 2004       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                   Dimensional Fund Advisors Canada ULC. Head of Institutional,
1972                                             North America (since March 2012). Formerly, Head of Portfolio
                                                 Management of Dimensional (January 2006-March 2012).
-------------------------------------------------------------------------------------------------------------------------
Matt B. Cobb                    Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since September 2011). Formerly, Vice President at
1971                                             MullinTBG 92005-2011).
-------------------------------------------------------------------------------------------------------------------------
Ryan Cooper                     Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                   Dimensional (since 2003).
1979

                                 Term of Office/1/
 Name, Position with the Fund     and Length of
       and Year of Birth             Service                    Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Cornell                 Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                      for Dimensional (August 2002-January 2012).
1976
------------------------------------------------------------------------------------------------------------------------
Robert P. Cornell                  Since 2007       Vice President of all the DFA Entities.
Vice President
1949
------------------------------------------------------------------------------------------------------------------------
George H. Crane                    Since 2010       Vice President of all the DFA Entities. Formerly, Senior Vice
Vice President                                      President and Managing Director at State Street Bank & Trust
1955                                                Company (2007-2008).
------------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan             Since 2004       Vice President and Global Chief Compliance Officer of all the DFA
Vice President and Global Chief                     Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd.,
Compliance Officer                                  and Dimensional SmartNest (US) LLC. Chief Compliance Officer of
1965                                                Dimensional Fund Advisors Canada ULC.
------------------------------------------------------------------------------------------------------------------------
James L. Davis                     Since 1999       Vice President of all the DFA Entities.
Vice President
1956
------------------------------------------------------------------------------------------------------------------------
Robert T. Deere                    Since 1994       Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                      Dimensional Fund Advisors Canada ULC.
1957
------------------------------------------------------------------------------------------------------------------------
Peter F. Dillard                   Since 2010       Vice President of all the DFA Entities. Research Associate for
Vice President                                      Dimensional (since August 2008).
1972
------------------------------------------------------------------------------------------------------------------------
Robert W. Dintzner                 Since 2001       Vice President of all the DFA Entities.
Vice President
1970
------------------------------------------------------------------------------------------------------------------------
Richard A. Eustice                 Since 1998       Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                        DFA Australia Limited.
Secretary
1965
------------------------------------------------------------------------------------------------------------------------
Gretchen A. Flicker                Since 2004       Vice President of all the DFA Entities.
Vice President
1971
------------------------------------------------------------------------------------------------------------------------
Jed S. Fogdall                     Since 2008       Vice President of all the DFA Entities. Co-Head of Portfolio
Vice President                                      Management of Dimensional (since March 2012). Sr. Portfolio
1974                                                Manager of Dimensional (since January 2012).
------------------------------------------------------------------------------------------------------------------------
Jeremy P. Freeman                  Since 2009       Vice President of all the DFA Entities. Senior Technology Manager
Vice President                                      for Dimensional (since June 2006).
1970
------------------------------------------------------------------------------------------------------------------------
Mark R. Gochnour                   Since 2007       Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
Tom M. Goodrum                     Since 2012       Vice President of all the DFA Entities. Formerly, Managing Director
Vice President                                      at BlackRock (2004-January 2012).
1968
------------------------------------------------------------------------------------------------------------------------
Henry F. Gray                      Since 2000       Vice President of all the DFA Entities.
Vice President
1967
------------------------------------------------------------------------------------------------------------------------
John T. Gray                       Since 2007       Vice President of all the DFA Entities.
Vice President
1974

                                    Term of Office/1/
   Name, Position with the Fund      and Length of
        and Year of Birth               Service                    Principal Occupation(s) During Past 5 Years
----------------------------------------------------------------------------------------------------------------------------
Christian Gunther                     Since 2011       Vice President of all the DFA Entities. Senior Trader for
Vice President                                         Dimensional (since 2012). Formerly, Senior Trader for Dimensional
1975                                                   Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Ltd.
                                                       (2008-2009); Trader for Dimensional (2004-2008).
----------------------------------------------------------------------------------------------------------------------------
Joel H. Hefner                        Since 2007       Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Julie C. Henderson                    Since 2005       Vice President and Fund Controller of all the DFA Entities,
Vice President and Fund Controller                     Dimensional Cayman Commodity Fund I Ltd. and Dimensional
1974                                                   Japan Ltd.
----------------------------------------------------------------------------------------------------------------------------
Kevin B. Hight                        Since 2005       Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Christine W. Ho                       Since 2004       Vice President of all the DFA Entities.
Vice President
1967
----------------------------------------------------------------------------------------------------------------------------
Michael C. Horvath                    Since 2011       Vice President of all the DFA Entities. Formerly, Managing Director,
Vice President                                         Co-Head Global Consultant Relations at BlackRock (2004-2011).
1960
----------------------------------------------------------------------------------------------------------------------------
William A. Irvine                     Since 2013       Vice President of all the DFA Entities, Regional Director For
Vice President                                         Dimensional (since 2012). Formerly, Vice President of Institutional
1957                                                   Business Development at Eaton Vance (2005-2011).
----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon                          Since 2004       Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                         Commodity Fund I Ltd.
1973
----------------------------------------------------------------------------------------------------------------------------
Stephen W. Jones                      Since 2012       Vice President of all the DFA Entities. Formerly, Facilities Manager
Vice President                                         for Dimensional (October 2008-January 2012).
1968
----------------------------------------------------------------------------------------------------------------------------
Patrick M. Keating                    Since 2003       Vice President and Chief Operating Officer of all the DFA Entities,
Vice President                                         Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan
1954                                                   Ltd., Dimensional Advisors Ltd., Dimensional Hong Kong Limited
                                                       and Chief Operating Officer of Dimensional. Director, Vice
                                                       President and Chief Privacy Officer of Dimensional Fund Advisors
                                                       Canada ULC. Director of DFA Australia Limited, Dimensional Fund
                                                       Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors
                                                       Ltd. Director and Vice President of Dimensional Hong Kong Limited
                                                       and Dimensional Fund Advisors Pte. Ltd.
----------------------------------------------------------------------------------------------------------------------------
Andrew K. Keiper                      Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                         Dimensional (since October 2004).
1977
----------------------------------------------------------------------------------------------------------------------------
Glenn E. Kemp                         Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
Vice President                                         for Dimensional Fund Advisors LP (April 2006-January 2012).
1948
----------------------------------------------------------------------------------------------------------------------------
David M. Kershner                     Since 2010       Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                         Dimensional (since June 2004).
1971
----------------------------------------------------------------------------------------------------------------------------
Timothy R. Kohn                       Since 2011       Vice President of all the DFA Entities. Head of Defined Contribution
Vice President                                         Sales for Dimensional (since August 2010). Formerly, Chief DC
1971                                                   Strategist, Barclays Global Investors (2005-2009).
----------------------------------------------------------------------------------------------------------------------------

                                         Term of Office/1/
     Name, Position with the Fund         and Length of
           and Year of Birth                 Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                         Since 2004       Vice President of all the DFA Entities. Sr. Portfolio Manager of
Vice President                                              Dimensional (since January 2012).Formerly, Portfolio Manager for
1971                                                        Dimensional (April 2001-January 2012).
---------------------------------------------------------------------------------------------------------------------------------
Mark D. Krasniewski                        Since 2013       Vice President of all the DFA Entities. Formerly, Senior Associate
Vice President                                              Investment Analytics and Data for Dimensional (January 2012-
1981                                                        December 2012); Systems Developer for Dimensional (June 2007-
                                                            December 2011).
---------------------------------------------------------------------------------------------------------------------------------
Stephen W. Kurad                           Since 2011       Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (2007-2010).
1968
---------------------------------------------------------------------------------------------------------------------------------
Michael F. Lane                            Since 2004       Vice President of all the DFA Entities. Chief Executive Officer of
Vice President                                              Dimensional SmartNest (US) LLC (since 2012).
1967
---------------------------------------------------------------------------------------------------------------------------------
Francis R. Lao                             Since 2011       Vice President of all the DFA Entities. Formerly, Vice President -
Vice President                                              Global Operations at Janus Capital Group (2005-2011).
1969
---------------------------------------------------------------------------------------------------------------------------------
David F. LaRusso                           Since 2013       Vice President of all the DFA Entities. Formerly, Senior Trader for
Vice President                                              Dimensional (January 2010-December 2012); Trader for
1978                                                        Dimensional (2000-2009).
---------------------------------------------------------------------------------------------------------------------------------
Juliet H. Lee                              Since 2005       Vice President of all the DFA Entities.
Vice President
1971
---------------------------------------------------------------------------------------------------------------------------------
Marlena I. Lee                             Since 2011       Vice President of all the DFA Entities. Formerly, Research
Vice President                                              Associate for Dimensional (July 2008-2010).
1980
---------------------------------------------------------------------------------------------------------------------------------
John B. Lessley                            Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since January 2008).
1960
---------------------------------------------------------------------------------------------------------------------------------
Apollo D. Lupescu                          Since 2009       Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (since February 2004).
1969
---------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell                          Since 2010       Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                              Commodity Fund I Ltd. Counsel for Dimensional (since September
1972                                                        2006).
---------------------------------------------------------------------------------------------------------------------------------
Rose C. Manziano                           Since 2013       Vice President of all the DFA Entities. Regional Director for
Vice President                                              Dimensional (Since August 2010). Formerly, Vice President, Sales
1971                                                        and Business Development at AdvisorsIG (PPMG) (2009- 2010);
                                                            Vice President at Credit Suisse (2007-2009).
---------------------------------------------------------------------------------------------------------------------------------
Aaron M. Marcus                            Since 2008       Vice President of all the DFA Entities and Head of Global Human
Vice President & Head of Global                             Resources of Dimensional.
Human Resources
1970
---------------------------------------------------------------------------------------------------------------------------------
David R. Martin                            Since 2007       Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial Officer                     Entities. Director, Vice President, Chief Financial Officer and
and Treasurer                                               Treasurer of Dimensional Fund Advisors Ltd., DFA Australia
1956                                                        Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd., Dimensional Hong Kong Limited and Dimensional Fund
                                                            Advisors Canada ULC. Chief Financial Officer, Treasurer, and Vice
                                                            President of Dimensional SmartNest (US) LLC, and Dimensional
                                                            Cayman Commodity Fund I Ltd. Director of Dimensional Funds
                                                            PLC and Dimensional Funds II PLC. Statutory Auditor of
                                                            Dimensional Japan Ltd.

                               Term of Office/1/
Name, Position with the Fund     and Length of
     and Year of Birth              Service                      Principal Occupation(s) During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Matthew H. Miller             Since 2013            Vice President of all the DFA Entities. Client Service Manager for
Vice President                                      Dimensional (Since 2012). Formerly, Regional Director for
1978                                                Dimensional (2008-2011; Senior Associate at Dimensional (2007-
                                                    2010).
--------------------------------------------------------------------------------------------------------------------------
Jonathan G. Nelson            Since 2013            Vice President of all the DFA Entities. Manager, Investment
Vice President                                      Systems at Dimensional (Since 2011). Formerly, Project Manager
1971                                                for Dimensional (2007-2010).
--------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell           Vice President since  Vice President and Secretary of all the DFA Entities. Director, Vice
Vice President and Secretary  1997 and Secretary    President and Secretary of DFA Australia Limited and Dimensional
1964                          since 2000            Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                    Advisors Canada ULC (since June 2003), Dimensional SmartNest
                                                    (US) LLC, Dimensional Cayman Commodity Fund I Ltd.,
                                                    Dimensional Japan Ltd. (since February 2012), Dimensional
                                                    Advisors Ltd. (since March 2012), Dimensional Fund Advisors Pte.
                                                    Ltd. (since June 2012) and Dimensional Hong Kong Limited (since
                                                    August 2012). Director, Dimensional Funds PLC and Dimensional
                                                    Funds II PLC (since 2002 and 2006, respectively). Director of
                                                    Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional
                                                    Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since
                                                    August 2012 and July 2012).
--------------------------------------------------------------------------------------------------------------------------
Pamela B. Noble               Since 2011            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                      Dimensional (2008-2010).
1964
--------------------------------------------------------------------------------------------------------------------------
Selwyn J. Notelovitz          Since 2012            Vice President of all DFA Entities. Deputy Chief Compliance Officer
Vice President                                      of Dimensional (since December 2012). Formerly Chief Compliance
1961                                                Officer of Wellington Management Company, LLP (2004-2011).
--------------------------------------------------------------------------------------------------------------------------
Carolyn L. O                  Since 2010            Vice President of all the DFA Entities and Dimensional Cayman
Vice President                                      Commodity Fund I Ltd. Deputy General Counsel, Funds (since
1974                                                2011). Counsel for Dimensional (2007-2011).
--------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly            Since 2007            Vice President of all the DFA Entities.
Vice President
1976
--------------------------------------------------------------------------------------------------------------------------
Daniel C. Ong                 Since 2009            Vice President of all the DFA Entities. Portfolio Manager for
Vice President                                      Dimensional (since July 2005).
1973
--------------------------------------------------------------------------------------------------------------------------
Kyle K. Ozaki                 Since 2010            Vice President of all the DFA Entities. Senior Compliance Officer for
Vice President                                      Dimensional (since January 2008). Formerly, Compliance Officer
1978                                                (February 2006-December 2007).
--------------------------------------------------------------------------------------------------------------------------
Matthew A. Pawlak             Since 2013            Vice President of all the DFA Entities. Regional Director for
Vice President                                      Dimensional Fund Advisors LP (since 2012). Formerly, Senior
1977                                                Consultant at Hewitt EnnisKnupp (June 2011-December 2011);
                                                    Senior Investment Analyst and Consultant at Hewitt EnnisKnupp
                                                    (July 2008-June 2011).
--------------------------------------------------------------------------------------------------------------------------
Brian P. Pitre                Since 2013            Vice President of all the DFA Entities. Counsel for Dimensional
Vice President                                      Fund Advisors LP (since 2009). Formerly, Vice President and
1976                                                Corporate Counsel at Mellon Capital Management (2006-2008).

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
    David A. Plecha             Since 1993       Vice President of all the DFA Entities, DFA Australia Limited,
    Vice President                               Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors
    1961                                         Canada ULC.
---------------------------------------------------------------------------------------------------------------------
    Allen Pu                    Since 2011       Vice President of all the DFA Entities. Portfolio Manager for
    Vice President                               Dimensional (since July 2006).
    1970
---------------------------------------------------------------------------------------------------------------------
    Theodore W. Randall         Since 2008       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate of Dimensional (2006-2008).
    1973
---------------------------------------------------------------------------------------------------------------------
    Mark A. Regier              Since 2013       Vice President of all the DFA Entities. Planning and Analysis
    Vice President                               Manager for Dimensional (since July 2007).
    1969
---------------------------------------------------------------------------------------------------------------------
    Savina B. Rizova            Since 2012       Vice President of all the DFA Entities. Formerly, Research
    Vice President                               Associate for Dimensional (June 2011-January 2012); Research
    1981                                         Assistant for Dimensional (July 2004-August 2007).
---------------------------------------------------------------------------------------------------------------------
    L. Jacobo Rodriguez         Since 2005       Vice President of all the DFA Entities.
    Vice President
    1971
---------------------------------------------------------------------------------------------------------------------
    Julie A. Saft               Since 2010       Vice President of all the DFA Entities. Client Systems Manager for
    Vice President                               Dimensional (since July 2008).
    1959
---------------------------------------------------------------------------------------------------------------------
    Walid A. Shinnawi           Since 2010       Vice President of all the DFA Entities. Formerly, Regional Director
    Vice President                               for Dimensional (March 2006-January 2010).
    1961
---------------------------------------------------------------------------------------------------------------------
    Bruce A. Simmons            Since 2009       Vice President of all the DFA Entities. Investment Operations
    Vice President                               Manager for Dimensional (since May 2007).
    1965
---------------------------------------------------------------------------------------------------------------------
    Ted R. Simpson              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1968
---------------------------------------------------------------------------------------------------------------------
    Bryce D. Skaff              Since 2007       Vice President of all the DFA Entities.
    Vice President
    1975
---------------------------------------------------------------------------------------------------------------------
    Andrew D. Smith             Since 2011       Vice President of all the DFA Entities. Project Manager for
    Vice President                               Dimensional (2007-2010).
    1968
---------------------------------------------------------------------------------------------------------------------
    Grady M. Smith              Since 2004       Vice President of all the DFA Entities and Dimensional Fund
    Vice President                               Advisors Canada ULC.
    1956
---------------------------------------------------------------------------------------------------------------------
    Carl G. Snyder              Since 2000       Vice President of all the DFA Entities.
    Vice President
    1963
---------------------------------------------------------------------------------------------------------------------
    Lawrence R. Spieth          Since 2004       Vice President of all the DFA Entities.
    Vice President
    1947
---------------------------------------------------------------------------------------------------------------------
    Bradley G. Steiman          Since 2004       Vice President of all the DFA Entities and Director and Vice
    Vice President                               President of Dimensional Fund Advisors Canada ULC.
    1973
---------------------------------------------------------------------------------------------------------------------
    Richard H. Tatlow           Since 2013       Vice President of all the DFA Entities. Regional Director for
    Vice President                               Dimensional (since April 2010). Formerly, Principal, Investment
    1971                                         Strategist at Barclays Global Investors (2004-2009).

                              Term of Office/1/
Name, Position with the Fund   and Length of
     and Year of Birth            Service                    Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------
   Blake T. Tatsuta             Since 2013       Vice President of all the DFA Entities, Manager, Investment
   Vice President                                Analytics and Data for Dimensional (since 2012). Formerly,
   1973                                          Research Assistant at Dimensional (2002-2011).
---------------------------------------------------------------------------------------------------------------------
   Erik T. Totten               Since 2013       Vice President of all the DFA Entities. Regional Director for
   Vice President                                Dimensional (since 2010). Formerly, Senior Associate at
   1980                                          Dimensional (2007-2009).
---------------------------------------------------------------------------------------------------------------------
   John H. Totten               Since 2012       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (January 2008-January 2012).
   1978
---------------------------------------------------------------------------------------------------------------------
   Robert C. Trotter            Since 2009       Vice President of all the DFA Entities. Senior Manager, Technology
   Vice President                                for Dimensional (since March 2007).
   1958
---------------------------------------------------------------------------------------------------------------------
   Karen E. Umland              Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
   Vice President                                Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors
   1966                                          Canada ULC.
---------------------------------------------------------------------------------------------------------------------
   Brian J. Walsh               Since 2009       Vice President of all the DFA Entities. Portfolio Manager for
   Vice President                                Dimensional (since 2004).
   1970
---------------------------------------------------------------------------------------------------------------------
   Weston J. Wellington         Since 1997       Vice President of all the DFA Entities.
   Vice President
   1951
---------------------------------------------------------------------------------------------------------------------
   Ryan J. Wiley                Since 2007       Vice President of all the DFA Entities.
   Vice President
   1976
---------------------------------------------------------------------------------------------------------------------
   Paul E. Wise                 Since 2005       Vice President of all the DFA Entities.
   Vice President
   1955
---------------------------------------------------------------------------------------------------------------------
   Joseph L. Young              Since 2011       Vice President of all the DFA Entities. Formerly, Regional Director
   Vice President                                for Dimensional (2005-2010).
   1978
---------------------------------------------------------------------------------------------------------------------

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS


                                  (Unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2012 to October 31, 2013, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                               Qualifying
                                                                                                   For
                                           Net                                                  Corporate
                                       Investment    Short-Term     Long-Term                   Dividends   Qualifying  Foreign
                                         Income     Capital Gain  Capital Gain      Total       Received     Dividend     Tax
Dimensional Investment Group Inc.     Distributions Distributions Distributions Distributions Deduction (1) Income (2) Credit (3)
---------------------------------     ------------- ------------- ------------- ------------- ------------- ---------- ----------
DFA International Value Portfolio IV.      100%          --            --            100%          100%        100%        7%
Emerging Markets Portfolio II........      100%          --            --            100%          100%        100%        5%


                                                            Qualifying
                                       Foreign   Qualifying Short-Term
                                        Source    Interest   Capital
Dimensional Investment Group Inc.     Income (4) Income (5)  Gain (6)
---------------------------------     ---------- ---------- ----------
DFA International Value Portfolio IV.     99%       100%       100%
Emerging Markets Portfolio II........     95%       100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of Investment Company taxable income.
(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

 [LOGO]                                                        DFA103113-011A

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated
Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)  Audit Fees

          Fiscal Year Ended October 31, 2013: $282,214
          Fiscal Year Ended October 31, 2012: $262,134

   (b)  Audit-Related Fees

          Fees for Registrant    Fiscal Year Ended October 31, 2013: $22,782
                                 Fiscal Year Ended October 31, 2012: $21,036

   For fiscal years ended October 31, 2013 and October 31, 2012,
   Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                 Fiscal Year Ended October 31, 2013: $155,000
                                 Fiscal Year Ended October 31, 2012: $170,000

   For the fiscal years ended October 31, 2013 and October 31, 2012, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c)  Tax Fees

          Fees for Registrant    Fiscal Year Ended October 31, 2013: $124,750
                                 Fiscal Year Ended October 31, 2012: $135,550

   In the fiscal years ended October 31, 2013 and October 31, 2012, Tax Fees included services in connection with the Registrant's excise tax calculations and review of the Registrant's applicable tax returns.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)  All Other Fees

          Fees for Registrant    Fiscal Year Ended October 31, 2013: $0
                                 Fiscal Year Ended October 31, 2012: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

           (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

           (b) refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

      (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

       (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2013 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

       (g)  Aggregate Non-Audit Fees

                Fiscal Year Ended October 31, 2013: $2,172,935
                Fiscal Year Ended October 31, 2012: $1,882,944

       (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.  INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE
 INVESTMENTS IS PROVIDED                REGISTRANT
 ------------------------------------   -------------------------------------
 U.S. Large Company Portfolio           Series of Registrant

 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio II, U.S. Large Cap Value
                                        Portfolio III and LWAS/DFA U.S. High
                                        Book to Market Portfolio

 The DFA International Value Series     Master fund for DFA International
                                        Value Portfolio, DFA International
                                        Value Portfolio II, DFA International
                                        Value Portfolio III and DFA
                                        International Value Portfolio IV

 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio II

 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio II

                         U.S. LARGE COMPANY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                    SHARES     VALUE+
                                                   --------- -----------
       COMMON STOCKS -- (95.8%)
       Consumer Discretionary -- (12.0%)
       #   Abercrombie & Fitch Co. Class A            23,680 $   887,526
       *   Amazon.com, Inc.                          114,712  41,758,609
       #*  AutoNation, Inc.                           19,934     961,417
       *   AutoZone, Inc.                             11,010   4,785,937
       *   Bed Bath & Beyond, Inc.                    67,501   5,219,177
           Best Buy Co., Inc.                         83,628   3,579,278
       #   BorgWarner, Inc.                           35,484   3,659,465
           Cablevision Systems Corp. Class A          66,308   1,031,089
       *   CarMax, Inc.                               69,300   3,256,407
           Carnival Corp.                            135,693   4,701,762
           CBS Corp. Class B                         174,349  10,311,000
       *   Chipotle Mexican Grill, Inc.                9,568   5,042,049
           Coach, Inc.                                87,391   4,428,976
           Comcast Corp. Class A                     810,716  38,573,867
       #   Darden Restaurants, Inc.                   40,387   2,081,142
           Delphi Automotive P.L.C.                   87,499   5,004,943
       *   DIRECTV                                   158,260   9,889,667
       *   Discovery Communications, Inc. Class A     71,563   6,363,382
       *   Dollar General Corp.                       92,284   5,332,169
       *   Dollar Tree, Inc.                          69,125   4,036,900
       #   DR Horton, Inc.                            88,062   1,668,775
       #   Expedia, Inc.                              33,301   1,960,763
           Family Dollar Stores, Inc.                 29,943   2,062,474
           Ford Motor Co.                          1,221,178  20,894,356
       *   Fossil Group, Inc.                         15,578   1,977,471
       #   GameStop Corp. Class A                     36,235   1,986,403
           Gannett Co., Inc.                          71,026   1,965,289
           Gap, Inc. (The)                            85,498   3,162,571
       #   Garmin, Ltd.                               38,142   1,783,138
       *   General Motors Co.                        291,748  10,780,089
       #   Genuine Parts Co.                          48,002   3,783,998
           Goodyear Tire & Rubber Co. (The)           76,246   1,599,641
           H&R Block, Inc.                            84,890   2,414,272
           Harley-Davidson, Inc.                      69,143   4,427,918
       #   Harman International Industries, Inc.      21,100   1,709,522
       #   Hasbro, Inc.                               35,788   1,848,450
           Home Depot, Inc. (The)                    444,014  34,584,250
           International Game Technology              80,840   1,519,792
           Interpublic Group of Cos., Inc. (The)     130,854   2,198,347
       #*  JC Penney Co., Inc.                        94,406     708,045
           Johnson Controls, Inc.                    212,069   9,786,984
       #   Kohl's Corp.                               63,282   3,594,418
           L Brands, Inc.                             75,487   4,726,241
       #   Leggett & Platt, Inc.                      44,019   1,309,125
       #   Lennar Corp. Class A                       51,452   1,829,119
           Lowe's Cos., Inc.                         326,022  16,229,375
           Macy's, Inc.                              116,623   5,377,487
           Marriott International, Inc. Class A       70,483   3,177,374
           Mattel, Inc.                              106,802   4,738,805
           McDonald's Corp.                          309,860  29,907,687
       *   Netflix, Inc.                              18,264   5,889,775

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                      SHARES      VALUE+
                                                     --------- ------------
     Consumer Discretionary -- (Continued)
     #   Newell Rubbermaid, Inc.                        89,271 $  2,645,100
     *   News Corp. Class A                            154,353    2,716,613
         NIKE, Inc. Class B                            231,825   17,563,062
     #   Nordstrom, Inc.                                44,702    2,703,130
     *   O'Reilly Automotive, Inc.                      33,649    4,166,083
         Omnicom Group, Inc.                            79,722    5,429,865
     #   PetSmart, Inc.                                 32,208    2,343,454
     *   priceline.com, Inc.                            15,964   16,823,342
         PulteGroup, Inc.                              108,339    1,912,183
         PVH Corp.                                      25,285    3,149,752
         Ralph Lauren Corp.                             18,778    3,110,388
         Ross Stores, Inc.                              67,165    5,195,213
     #   Scripps Networks Interactive, Inc. Class A     33,913    2,729,996
     #   Staples, Inc.                                 204,733    3,300,296
         Starbucks Corp.                               232,911   18,877,437
         Starwood Hotels & Resorts Worldwide, Inc.      60,426    4,448,562
         Target Corp.                                  195,630   12,674,868
         Tiffany & Co.                                  34,107    2,700,251
         Time Warner Cable, Inc.                        88,584   10,643,368
         Time Warner, Inc.                             285,174   19,602,861
         TJX Cos., Inc.                                221,701   13,477,204
     #*  TripAdvisor, Inc.                              34,571    2,859,367
         Twenty-First Century Fox, Inc. Class A        615,661   20,981,727
     *   Urban Outfitters, Inc.                         33,804    1,280,496
         VF Corp.                                       27,257    5,860,255
         Viacom, Inc. Class B                          134,529   11,204,920
         Walt Disney Co. (The)                         514,981   35,322,547
     #   Washington Post Co. (The) Class B               1,357      872,985
         Whirlpool Corp.                                24,571    3,587,612
         Wyndham Worldwide Corp.                        41,214    2,736,610
         Wynn Resorts, Ltd.                             25,071    4,168,054
         Yum! Brands, Inc.                             138,316    9,352,928
                                                               ------------
     Total Consumer Discretionary                               604,947,245
                                                               ------------
     Consumer Staples -- (9.8%)
         Altria Group, Inc.                            621,306   23,131,222
         Archer-Daniels-Midland Co.                    204,327    8,356,974
         Avon Products, Inc.                           134,421    2,352,368
         Beam, Inc.                                     50,189    3,377,720
         Brown-Forman Corp. Class B                     50,367    3,675,784
     #   Campbell Soup Co.                              55,327    2,355,270
     #   Clorox Co. (The)                               40,429    3,646,292
         Coca-Cola Co. (The)                         1,181,763   46,762,362
         Coca-Cola Enterprises, Inc.                    77,067    3,216,006
         Colgate-Palmolive Co.                         273,174   17,682,553
         ConAgra Foods, Inc.                           130,831    4,161,734
     *   Constellation Brands, Inc. Class A             51,407    3,356,877
         Costco Wholesale Corp.                        135,358   15,972,244
         CVS Caremark Corp.                            380,757   23,705,931
         Dr Pepper Snapple Group, Inc.                  63,100    2,987,785
         Estee Lauder Cos., Inc. (The) Class A          79,256    5,624,006
         General Mills, Inc.                           198,932   10,030,151

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   SHARES      VALUE+
                                                  --------- ------------
        Consumer Staples -- (Continued)
        #   Hershey Co. (The)                        46,352 $  4,599,972
        #   Hormel Foods Corp.                       41,723    1,813,282
            JM Smucker Co. (The)                     32,586    3,623,889
            Kellogg Co.                              79,765    5,045,136
            Kimberly-Clark Corp.                    118,731   12,822,948
            Kraft Foods Group, Inc.                 184,606   10,038,874
            Kroger Co. (The)                        160,640    6,881,818
            Lorillard, Inc.                         115,902    5,912,161
        #   McCormick & Co., Inc.                    40,912    2,829,065
            Mead Johnson Nutrition Co.               62,734    5,122,858
            Molson Coors Brewing Co. Class B         48,902    2,640,708
            Mondelez International, Inc. Class A    551,953   18,567,699
        #*  Monster Beverage Corp.                   42,031    2,405,434
            PepsiCo, Inc.                           478,040   40,198,384
            Philip Morris International, Inc.       501,701   44,711,593
            Procter & Gamble Co. (The)              848,933   68,551,340
        #   Reynolds American, Inc.                  98,132    5,041,041
            Safeway, Inc.                            74,796    2,610,380
        #   Sysco Corp.                             182,370    5,897,846
            Tyson Foods, Inc. Class A                86,248    2,386,482
            Wal-Mart Stores, Inc.                   504,546   38,723,905
            Walgreen Co.                            269,489   15,964,528
            Whole Foods Market, Inc.                115,468    7,289,495
                                                            ------------
        Total Consumer Staples                               494,074,117
                                                            ------------
        Energy -- (10.1%)
            Anadarko Petroleum Corp.                155,824   14,848,469
            Apache Corp.                            125,173   11,115,362
            Baker Hughes, Inc.                      137,330    7,977,500
            Cabot Oil & Gas Corp.                   130,410    4,606,081
        *   Cameron International Corp.              76,289    4,185,215
            Chesapeake Energy Corp.                 157,043    4,390,922
            Chevron Corp.                           598,869   71,840,325
            ConocoPhillips                          379,095   27,787,664
            CONSOL Energy, Inc.                      70,936    2,589,164
        *   Denbury Resources, Inc.                 115,591    2,195,073
            Devon Energy Corp.                      118,297    7,478,736
        #   Diamond Offshore Drilling, Inc.          21,548    1,334,468
            Ensco P.L.C. Class A                     72,403    4,174,033
            EOG Resources, Inc.                      84,442   15,064,453
            EQT Corp.                                46,680    3,996,275
            Exxon Mobil Corp.                     1,364,373  122,275,108
        *   FMC Technologies, Inc.                   73,435    3,712,139
            Halliburton Co.                         262,104   13,899,375
        #   Helmerich & Payne, Inc.                  33,008    2,559,770
            Hess Corp.                               89,413    7,260,336
            Kinder Morgan, Inc.                     208,703    7,369,303
            Marathon Oil Corp.                      219,977    7,756,389
            Marathon Petroleum Corp.                 97,043    6,954,101
            Murphy Oil Corp.                         54,459    3,284,967
            Nabors Industries, Ltd.                  80,482    1,406,825
            National Oilwell Varco, Inc.            132,518   10,757,811

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                    SHARES      VALUE+
                                                   --------- ------------
      Energy -- (Continued)
      *   Newfield Exploration Co.                    42,056 $  1,280,605
          Noble Corp.                                 78,537    2,960,845
          Noble Energy, Inc.                         111,324    8,341,507
          Occidental Petroleum Corp.                 249,762   23,997,133
      #   Peabody Energy Corp.                        83,643    1,629,366
          Phillips 66                                189,401   12,203,106
          Pioneer Natural Resources Co.               42,945    8,794,277
          QEP Resources, Inc.                         55,574    1,837,277
          Range Resources Corp.                       50,648    3,834,560
      *   Rowan Cos. P.L.C. Class A                   38,502    1,389,152
          Schlumberger, Ltd.                         410,147   38,438,977
      *   Southwestern Energy Co.                    108,958    4,055,417
          Spectra Energy Corp.                       207,474    7,379,850
          Tesoro Corp.                                41,872    2,047,122
          Transocean, Ltd.                           105,013    4,942,962
          Valero Energy Corp.                        168,048    6,918,536
          Williams Cos., Inc. (The)                  211,770    7,562,307
      #*  WPX Energy, Inc.                            62,176    1,376,577
                                                             ------------
      Total Energy                                            509,809,440
                                                             ------------
      Financials -- (13.5%)
          ACE, Ltd.                                  105,427   10,061,953
          Aflac, Inc.                                144,164    9,367,777
          Allstate Corp. (The)                       143,655    7,622,334
          American Express Co.                       287,597   23,525,435
          American International Group, Inc.         457,622   23,636,176
          Ameriprise Financial, Inc.                  61,328    6,165,917
          Aon P.L.C.                                  95,304    7,537,593
          Assurant, Inc.                              23,238    1,358,958
          Bank of America Corp.                    3,330,044   46,487,414
          Bank of New York Mellon Corp. (The)        356,613   11,340,293
          BB&T Corp.                                 218,178    7,411,507
      *   Berkshire Hathaway, Inc. Class B           557,922   64,205,664
          BlackRock, Inc.                             39,039   11,743,322
          Capital One Financial Corp.                181,438   12,459,347
      *   CBRE Group, Inc. Class A                    85,945    1,996,502
          Charles Schwab Corp. (The)                 358,455    8,119,006
          Chubb Corp. (The)                           79,202    7,292,920
          Cincinnati Financial Corp.                  45,659    2,282,950
          Citigroup, Inc.                            942,626   45,981,296
          CME Group, Inc.                             97,405    7,228,425
          Comerica, Inc.                              57,333    2,482,519
          Discover Financial Services                149,960    7,779,925
      #*  E*TRADE Financial Corp.                     88,981    1,504,669
          Fifth Third Bancorp                        274,939    5,232,089
          Franklin Resources, Inc.                   126,012    6,787,006
      *   Genworth Financial, Inc. Class A           153,041    2,223,686
          Goldman Sachs Group, Inc. (The)            129,464   20,825,579
          Hartford Financial Services Group, Inc.    141,046    4,753,250
      #   Hudson City Bancorp, Inc.                  147,351    1,323,212
          Huntington Bancshares, Inc.                257,174    2,263,131
      #*  IntercontinentalExchange, Inc.              22,579    4,351,651

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                     SHARES      VALUE+
                                                    --------- ------------
      Financials -- (Continued)
          Invesco, Ltd.                               137,259 $  4,632,491
          JPMorgan Chase & Co.                      1,166,787   60,136,202
          KeyCorp                                     282,492    3,539,625
      #   Legg Mason, Inc.                             33,653    1,294,631
          Leucadia National Corp.                      97,147    2,753,146
          Lincoln National Corp.                       81,985    3,722,939
          Loews Corp.                                  94,845    4,581,962
      #   M&T Bank Corp.                               40,308    4,535,859
          Marsh & McLennan Cos., Inc.                 170,363    7,802,625
          McGraw-Hill Cos., Inc. (The)                 85,304    5,943,983
          MetLife, Inc.                               347,112   16,421,869
          Moody's Corp.                                60,119    4,248,009
          Morgan Stanley                              431,032   12,383,549
          NASDAQ OMX Group, Inc. (The)                 35,789    1,268,004
          Northern Trust Corp.                         69,969    3,947,651
          NYSE Euronext                                75,322    3,315,674
      #   People's United Financial, Inc.              99,534    1,436,276
          PNC Financial Services Group, Inc. (The)    164,753   12,114,288
          Principal Financial Group, Inc.              84,853    4,027,123
          Progressive Corp. (The)                     171,445    4,452,427
          Prudential Financial, Inc.                  144,136   11,731,229
          Regions Financial Corp.                     432,669    4,166,603
          SLM Corp.                                   135,205    3,430,151
          State Street Corp.                          138,238    9,686,337
          SunTrust Banks, Inc.                        167,060    5,619,898
          T Rowe Price Group, Inc.                     80,634    6,241,878
          Torchmark Corp.                              28,388    2,068,350
          Travelers Cos., Inc. (The)                  115,764    9,990,433
          U.S. Bancorp                                570,117   21,299,571
          Unum Group                                   81,707    2,593,380
          Wells Fargo & Co.                         1,497,743   63,938,649
          XL Group P.L.C.                              88,710    2,711,865
          Zions BanCorp.                               57,196    1,622,651
                                                              ------------
      Total Financials                                         683,010,834
                                                              ------------
      Health Care -- (12.5%)
          Abbott Laboratories                         481,732   17,607,305
          AbbVie, Inc.                                491,435   23,810,026
      *   Actavis P.L.C.                               53,731    8,305,738
          Aetna, Inc.                                 115,340    7,231,818
          Agilent Technologies, Inc.                  102,536    5,204,727
      *   Alexion Pharmaceuticals, Inc.                60,617    7,452,860
          Allergan, Inc.                               92,003    8,336,392
          AmerisourceBergen Corp.                      71,603    4,677,824
          Amgen, Inc.                                 233,518   27,088,088
          Baxter International, Inc.                  168,248   11,082,496
          Becton Dickinson and Co.                     60,200    6,328,826
      *   Biogen Idec, Inc.                            73,671   17,989,721
      *   Boston Scientific Corp.                     416,250    4,865,962
          Bristol-Myers Squibb Co.                    510,311   26,801,534
          Cardinal Health, Inc.                       105,223    6,172,381
      *   CareFusion Corp.                             66,450    2,576,266

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   SHARES      VALUE+
                                                  --------- ------------
        Health Care -- (Continued)
        *   Celgene Corp.                           127,483 $ 18,929,951
        *   Cerner Corp.                             91,464    5,124,728
            Cigna Corp.                              87,672    6,748,991
            Covidien P.L.C.                         142,585    9,141,124
            CR Bard, Inc.                            24,535    3,342,158
        *   DaVita HealthCare Partners, Inc.         54,697    3,074,518
            DENTSPLY International, Inc.             44,105    2,077,345
        *   Edwards Lifesciences Corp.               34,801    2,268,677
            Eli Lilly & Co.                         307,317   15,310,533
        *   Express Scripts Holding Co.             252,377   15,778,610
        *   Forest Laboratories, Inc.                73,223    3,443,678
        #*  Gilead Sciences, Inc.                   474,448   33,681,064
        *   Hospira, Inc.                            51,346    2,080,540
            Humana, Inc.                             48,499    4,469,183
        *   Intuitive Surgical, Inc.                 12,309    4,572,793
            Johnson & Johnson                       873,518   80,896,502
        #*  Laboratory Corp. of America Holdings     27,928    2,817,935
        *   Life Technologies Corp.                  53,520    4,030,591
            McKesson Corp.                           70,867   11,079,347
            Medtronic, Inc.                         309,185   17,747,219
            Merck & Co., Inc.                       907,088   40,900,598
        #*  Mylan, Inc.                             118,350    4,481,914
            Patterson Cos., Inc.                     25,782    1,095,993
            PerkinElmer, Inc.                        34,723    1,320,863
        #   Perrigo Co.                              29,172    4,022,527
            Pfizer, Inc.                          2,052,092   62,958,183
        #   Quest Diagnostics, Inc.                  47,080    2,820,563
        *   Regeneron Pharmaceuticals, Inc.          24,181    6,954,456
            St Jude Medical, Inc.                    89,021    5,108,915
            Stryker Corp.                            91,423    6,752,503
        *   Tenet Healthcare Corp.                   31,495    1,486,249
            Thermo Fisher Scientific, Inc.          111,749   10,926,817
            UnitedHealth Group, Inc.                315,146   21,511,866
        #*  Varian Medical Systems, Inc.             33,369    2,421,922
        *   Vertex Pharmaceuticals, Inc.             72,164    5,148,180
        *   Waters Corp.                             26,415    2,665,802
            WellPoint, Inc.                          92,669    7,858,331
            Zimmer Holdings, Inc.                    52,555    4,596,986
            Zoetis, Inc.                            154,984    4,906,793
                                                            ------------
        Total Health Care                                    630,086,912
                                                            ------------
        Industrials -- (10.3%)
            3M Co.                                  201,262   25,328,823
        #   ADT Corp. (The)                          61,992    2,688,593
            AMETEK, Inc.                             75,702    3,620,827
            Boeing Co. (The)                        215,146   28,076,553
        #   Caterpillar, Inc.                       197,207   16,439,175
        #   CH Robinson Worldwide, Inc.              49,408    2,951,634
        #   Cintas Corp.                             31,849    1,712,521
            CSX Corp.                               315,809    8,229,983
            Cummins, Inc.                            53,973    6,855,650
            Danaher Corp.                           185,421   13,367,000

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       SHARES     VALUE+
                                                      --------- -----------
    Industrials -- (Continued)
        Deere & Co.                                     118,671 $ 9,712,035
        Delta Air Lines, Inc.                           265,939   7,015,471
        Dover Corp.                                      52,903   4,855,966
    #   Dun & Bradstreet Corp. (The)                     12,026   1,308,309
        Eaton Corp. P.L.C.                              146,895  10,364,911
        Emerson Electric Co.                            221,483  14,832,716
        Equifax, Inc.                                    37,594   2,431,204
        Expeditors International of Washington, Inc.     63,978   2,897,564
    #   Fastenal Co.                                     84,658   4,215,968
        FedEx Corp.                                      92,107  12,066,017
        Flowserve Corp.                                  43,585   3,027,850
        Fluor Corp.                                      50,535   3,750,708
        General Dynamics Corp.                          103,026   8,925,142
        General Electric Co.                          3,156,664  82,515,197
        Honeywell International, Inc.                   243,278  21,099,501
    #   Illinois Tool Works, Inc.                       127,723  10,063,295
        Ingersoll-Rand P.L.C.                            83,895   5,665,429
    #   Iron Mountain, Inc.                              52,722   1,399,242
    *   Jacobs Engineering Group, Inc.                   40,750   2,478,415
    #   Joy Global, Inc.                                 32,943   1,869,515
        Kansas City Southern                             34,165   4,151,731
        L-3 Communications Holdings, Inc.                27,769   2,789,396
        Lockheed Martin Corp.                            83,564  11,142,424
        Masco Corp.                                     110,641   2,337,844
        Nielsen Holdings NV                              66,630   2,627,887
        Norfolk Southern Corp.                           96,696   8,317,790
        Northrop Grumman Corp.                           71,344   7,670,193
        PACCAR, Inc.                                    109,721   6,100,488
        Pall Corp.                                       34,665   2,791,226
        Parker Hannifin Corp.                            46,241   5,397,249
        Pentair, Ltd.                                    61,730   4,141,466
    #   Pitney Bowes, Inc.                               62,556   1,334,945
        Precision Castparts Corp.                        45,111  11,433,383
    *   Quanta Services, Inc.                            66,253   2,001,503
        Raytheon Co.                                     99,962   8,233,870
        Republic Services, Inc.                          84,162   2,816,902
        Robert Half International, Inc.                  43,038   1,658,254
        Rockwell Automation, Inc.                        42,983   4,745,753
    #   Rockwell Collins, Inc.                           41,849   2,922,316
        Roper Industries, Inc.                           30,744   3,898,647
        Ryder System, Inc.                               16,220   1,067,763
        Snap-on, Inc.                                    18,031   1,876,486
        Southwest Airlines Co.                          218,905   3,769,544
        Stanley Black & Decker, Inc.                     49,619   3,924,367
    *   Stericycle, Inc.                                 26,624   3,093,709
        Textron, Inc.                                    86,948   2,503,233
        Tyco International, Ltd.                        143,297   5,237,505
        Union Pacific Corp.                             143,778  21,767,989
        United Parcel Service, Inc. Class B             223,945  22,000,357
        United Technologies Corp.                       261,648  27,800,100
        Waste Management, Inc.                          135,135   5,883,778
        WW Grainger, Inc.                                19,172   5,156,693

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                      --------- ------------
    Industrials -- (Continued)
        Xylem, Inc.                                      57,433 $  1,981,438
                                                                ------------
    Total Industrials                                            522,341,443
                                                                ------------
    Information Technology -- (17.0%)
        Accenture P.L.C. Class A                        199,884   14,691,474
    *   Adobe Systems, Inc.                             144,788    7,847,510
    #*  Akamai Technologies, Inc.                        55,224    2,470,722
        Altera Corp.                                     99,027    3,327,307
        Amphenol Corp. Class A                           49,334    3,961,027
        Analog Devices, Inc.                             96,305    4,747,836
    ++  Apple, Inc.                                     281,607  147,097,416
        Applied Materials, Inc.                         372,840    6,655,194
    *   Autodesk, Inc.                                   69,123    2,758,699
        Automatic Data Processing, Inc.                 149,661   11,220,085
        Broadcom Corp. Class A                          170,499    4,555,733
        CA, Inc.                                        101,686    3,229,547
        Cisco Systems, Inc.                           1,661,918   37,393,155
    *   Citrix Systems, Inc.                             58,083    3,297,953
    *   Cognizant Technology Solutions Corp. Class A     93,415    8,120,566
        Computer Sciences Corp.                          45,779    2,255,074
        Corning, Inc.                                   452,681    7,736,318
    *   eBay, Inc.                                      361,139   19,035,637
    *   Electronic Arts, Inc.                            95,042    2,494,852
        EMC Corp.                                       645,002   15,525,198
    *   F5 Networks, Inc.                                24,272    1,978,411
        Fidelity National Information Services, Inc.     90,544    4,414,020
    #*  First Solar, Inc.                                21,490    1,080,302
    *   Fiserv, Inc.                                     40,324    4,223,132
        FLIR Systems, Inc.                               44,039    1,254,231
    *   Google, Inc. Class A                             86,710   89,361,592
        Harris Corp.                                     33,147    2,053,788
        Hewlett-Packard Co.                             595,707   14,517,380
        Intel Corp.                                   1,544,269   37,726,492
        International Business Machines Corp.           319,176   57,199,531
        Intuit, Inc.                                     92,038    6,572,434
        Jabil Circuit, Inc.                              57,164    1,192,441
    #*  JDS Uniphase Corp.                               73,628      963,791
    *   Juniper Networks, Inc.                          157,105    2,928,437
        KLA-Tencor Corp.                                 51,372    3,370,003
    *   Lam Research Corp.                               50,572    2,742,520
        Linear Technology Corp.                          72,284    2,973,764
        LSI Corp.                                       169,577    1,438,013
        Mastercard, Inc. Class A                         32,155   23,058,350
    #   Microchip Technology, Inc.                       61,159    2,627,391
    *   Micron Technology, Inc.                         321,896    5,691,121
        Microsoft Corp.                               2,349,651   83,060,163
        Molex, Inc.                                      42,526    1,641,504
        Motorola Solutions, Inc.                         73,342    4,585,342
        NetApp, Inc.                                    105,418    4,091,273
        NVIDIA Corp.                                    179,348    2,722,503
        Oracle Corp.                                  1,105,266   37,026,411
    #   Paychex, Inc.                                   100,840    4,261,498

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                     SHARES     VALUE+
                                                     ------- ------------
       Information Technology -- (Continued)
           QUALCOMM, Inc.                            531,730 $ 36,939,283
       *   Red Hat, Inc.                              58,679    2,539,040
       *   Salesforce.com, Inc.                      169,963    9,069,226
           SanDisk Corp.                              74,514    5,178,723
       #   Seagate Technology P.L.C.                 100,466    4,890,685
           Symantec Corp.                            216,552    4,924,392
           TE Connectivity, Ltd.                     128,184    6,600,194
       *   Teradata Corp.                             50,556    2,228,003
       #*  Teradyne, Inc.                             59,346    1,037,962
           Texas Instruments, Inc.                   341,330   14,363,166
           Total System Services, Inc.                51,668    1,541,256
       #*  VeriSign, Inc.                             41,835    2,270,804
           Visa, Inc. Class A                        160,005   31,468,183
           Western Digital Corp.                      65,381    4,552,479
           Western Union Co. (The)                   171,083    2,911,833
           Xerox Corp.                               359,125    3,569,702
       #   Xilinx, Inc.                               82,544    3,749,148
       *   Yahoo!, Inc.                              294,129    9,685,668
                                                             ------------
       Total Information Technology                           860,696,888
                                                             ------------
       Materials -- (3.3%)
           Air Products & Chemicals, Inc.             64,984    7,083,906
           Airgas, Inc.                               20,505    2,236,480
       #   Alcoa, Inc.                               331,528    3,073,265
       #   Allegheny Technologies, Inc.               33,462    1,107,592
           Avery Dennison Corp.                       30,402    1,432,542
           Ball Corp.                                 44,976    2,198,877
       #   Bemis Co., Inc.                            31,903    1,272,930
           CF Industries Holdings, Inc.               17,756    3,828,194
       #   Cliffs Natural Resources, Inc.             47,464    1,218,875
           Dow Chemical Co. (The)                    375,130   14,806,381
           Eastman Chemical Co.                       47,809    3,766,871
           Ecolab, Inc.                               84,074    8,911,844
           EI du Pont de Nemours & Co.               286,237   17,517,704
           FMC Corp.                                  42,268    3,075,420
           Freeport-McMoRan Copper & Gold, Inc.      321,711   11,826,096
           International Flavors & Fragrances, Inc.   25,336    2,094,020
           International Paper Co.                   138,234    6,166,619
           LyondellBasell Industries NV Class A      138,878   10,360,299
           MeadWestvaco Corp.                         55,033    1,917,900
           Monsanto Co.                              165,248   17,331,210
           Mosaic Co. (The)                          105,593    4,841,439
           Newmont Mining Corp.                      154,261    4,205,155
           Nucor Corp.                                98,628    5,105,972
       *   Owens-Illinois, Inc.                       50,946    1,619,573
           PPG Industries, Inc.                       44,297    8,087,746
       #   Praxair, Inc.                              91,393   11,397,621
           Sealed Air Corp.                           60,721    1,832,560
           Sherwin-Williams Co. (The)                 27,054    5,086,152
       #   Sigma-Aldrich Corp.                        37,270    3,221,246
       #   United States Steel Corp.                  44,839    1,116,043

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       SHARES      VALUE+
                                                      --------- ------------
   Materials -- (Continued)
       Vulcan Materials Co.                              40,285 $  2,157,262
                                                                ------------
   Total Materials                                               169,897,794
                                                                ------------
   Real Estate Investment Trusts -- (1.9%)
       American Tower Corp.                             122,437    9,715,376
       Apartment Investment & Management Co. Class A     45,226    1,265,423
       AvalonBay Communities, Inc.                       37,704    4,714,885
       Boston Properties, Inc.                           47,236    4,888,926
       Equity Residential                               103,874    5,438,843
       HCP, Inc.                                        141,067    5,854,281
       Health Care REIT, Inc.                            88,881    5,763,933
       Host Hotels & Resorts, Inc.                      232,487    4,312,634
       Kimco Realty Corp.                               126,976    2,727,445
       Macerich Co. (The)                                43,563    2,579,365
       Plum Creek Timber Co., Inc.                       50,522    2,293,699
       Prologis, Inc.                                   154,553    6,174,392
       Public Storage                                    44,786    7,477,918
       Simon Property Group, Inc.                        96,194   14,866,783
       Ventas, Inc.                                      90,892    5,929,794
       Vornado Realty Trust                              53,904    4,800,690
       Weyerhaeuser Co.                                 181,026    5,503,190
                                                                ------------
   Total Real Estate Investment Trusts                            94,307,577
                                                                ------------
   Telecommunication Services -- (2.4%)
       AT&T, Inc.                                     1,646,249   59,594,214
   #   CenturyLink, Inc.                                186,191    6,304,427
   *   Crown Castle International Corp.                  90,871    6,908,013
   #   Frontier Communications Corp.                    309,884    1,366,589
       Verizon Communications, Inc.                     887,024   44,803,582
   #   Windstream Holdings, Inc.                        183,754    1,571,097
                                                                ------------
   Total Telecommunication Services                              120,547,922
                                                                ------------
   Utilities -- (3.0%)
       AES Corp.                                        190,789    2,688,217
       AGL Resources, Inc.                               36,760    1,759,334
       Ameren Corp.                                      75,208    2,721,025
       American Electric Power Co., Inc.                150,885    7,067,453
       CenterPoint Energy, Inc.                         132,860    3,268,356
       CMS Energy Corp.                                  82,411    2,263,006
       Consolidated Edison, Inc.                         90,782    5,285,328
       Dominion Resources, Inc.                         179,479   11,441,786
       DTE Energy Co.                                    54,232    3,749,600
       Duke Energy Corp.                                218,810   15,695,241
       Edison International                             100,991    4,951,589
       Entergy Corp.                                     55,262    3,576,557
       Exelon Corp.                                     265,509    7,577,627
       FirstEnergy Corp.                                129,634    4,909,240
       Integrys Energy Group, Inc.                       24,670    1,447,636
       NextEra Energy, Inc.                             131,632   11,155,812
       NiSource, Inc.                                    96,891    3,054,004
       Northeast Utilities                               97,564    4,184,520

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                      ---------- --------------
 Utilities -- (Continued)
       NRG Energy, Inc.                                  100,098 $    2,855,796
       ONEOK, Inc.                                        63,916      3,611,254
 #     Pepco Holdings, Inc.                               77,217      1,488,744
       PG&E Corp.                                        138,033      5,776,681
       Pinnacle West Capital Corp.                        34,096      1,910,399
       PPL Corp.                                         195,808      5,997,599
       Public Service Enterprise Group, Inc.             156,800      5,252,800
       SCANA Corp.                                        43,391      2,023,322
       Sempra Energy                                      70,410      6,417,167
       Southern Co. (The)                                270,883     11,081,824
 #     TECO Energy, Inc.                                  63,318      1,087,170
 #     Wisconsin Energy Corp.                             70,570      2,971,703
       Xcel Energy, Inc.                                 154,232      4,451,136
                                                                 --------------
 Total Utilities                                                    151,721,926
                                                                 --------------
 TOTAL COMMON STOCKS                                              4,841,442,098
                                                                 --------------
 TEMPORARY CASH INVESTMENTS -- (1.4%)
 ++    State Street Institutional Liquid Reserves,
       0.073%                                         68,839,949     68,839,949
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
 SECURITIES LENDING COLLATERAL -- (2.8%)
 (S)@  DFA Short Term Investment Fund                 12,245,750    141,683,331
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $2,728,012,931)             $5,051,965,378
                                                                 ==============

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                  SHARES       VALUE+
                                                ---------- --------------
      COMMON STOCKS -- (95.9%)
      Consumer Discretionary -- (12.1%)
      #   Autoliv, Inc.                             27,263 $    2,432,677
          Best Buy Co., Inc.                        18,980        812,344
          Carnival Corp.                         2,385,423     82,654,907
          CBS Corp. Class A                          7,236        427,720
          Comcast Corp. Class A                 10,008,890    476,222,986
          Comcast Corp. Special Class A          3,819,364    176,836,553
          Dillard's, Inc. Class A                  112,692      9,238,490
      #   DR Horton, Inc.                          379,593      7,193,287
      #   GameStop Corp. Class A                   598,147     32,790,419
      *   General Motors Co.                     3,555,515    131,376,279
      #*  Hyatt Hotels Corp. Class A                26,622      1,267,207
      #   Kohl's Corp.                             365,799     20,777,383
          Lear Corp.                                57,952      4,484,905
      #   Lennar Corp. Class A                     203,031      7,217,752
      #   Lennar Corp. Class B                       4,312        127,075
      *   Liberty Interactive Corp. Class A      2,586,058     69,720,124
      *   Liberty Media Corp. Class A               70,372     10,760,583
      *   Liberty Ventures Series A                122,067     13,106,334
      #*  MGM Resorts International              2,389,018     45,486,903
      *   Mohawk Industries, Inc.                  365,371     48,382,428
      *   Murphy USA, Inc.                          60,913      2,471,850
      *   News Corp. Class A                       155,956      2,744,826
      *   News Corp. Class B                        31,823        570,586
      #*  Penn National Gaming, Inc.               286,620     16,770,136
          PVH Corp.                                 26,577      3,310,697
          Royal Caribbean Cruises, Ltd.          1,043,290     43,859,912
      #*  Sears Holdings Corp.                     530,407     30,806,039
          Service Corp. International/US           219,283      3,949,287
      #   Staples, Inc.                          1,418,648     22,868,606
          Time Warner Cable, Inc.                1,876,119    225,415,698
          Time Warner, Inc.                      4,974,348    341,936,681
      *   Toll Brothers, Inc.                      329,804     10,843,955
      #   Washington Post Co. (The) Class B         32,261     20,754,146
                                                           --------------
      Total Consumer Discretionary                          1,867,618,775
                                                           --------------
      Consumer Staples -- (7.2%)
          Archer-Daniels-Midland Co.             3,189,248    130,440,243
          Beam, Inc.                                61,513      4,139,825
      #   Bunge, Ltd.                              553,069     45,423,557
      *   Constellation Brands, Inc. Class A       470,339     30,713,137
          CVS Caremark Corp.                     7,147,441    444,999,677
          JM Smucker Co. (The)                     539,640     60,013,364
          Molson Coors Brewing Co. Class B         763,563     41,232,402
          Mondelez International, Inc. Class A   9,025,752    303,626,297
      #   Safeway, Inc.                            196,076      6,843,052
      #   Tyson Foods, Inc. Class A              1,426,374     39,467,769
                                                           --------------
      Total Consumer Staples                                1,106,899,323
                                                           --------------
      Energy -- (19.9%)
          Anadarko Petroleum Corp.               2,511,077    239,280,527

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                   SHARES       VALUE+
                                                 ---------- --------------
     Energy -- (Continued)
         Apache Corp.                             1,526,796 $  135,579,485
     #*  Atwood Oceanics, Inc.                        4,143        220,118
         Baker Hughes, Inc.                       1,673,042     97,187,010
     #   Chesapeake Energy Corp.                  3,251,150     90,902,154
         Chevron Corp.                            4,348,879    521,691,525
         Cimarex Energy Co.                          44,015      4,636,980
         ConocoPhillips                           6,993,622    512,632,493
     #*  Denbury Resources, Inc.                  1,418,579     26,938,815
         Devon Energy Corp.                       1,479,247     93,517,995
     #   Helmerich & Payne, Inc.                    515,834     40,002,927
         Hess Corp.                               1,606,476    130,445,851
         HollyFrontier Corp.                        271,670     12,513,120
         Marathon Oil Corp.                       3,640,872    128,377,147
         Marathon Petroleum Corp.                 1,791,952    128,411,280
         Murphy Oil Corp.                           728,510     43,943,723
         Nabors Industries, Ltd.                  1,355,841     23,700,101
         National Oilwell Varco, Inc.             1,816,355    147,451,699
     *   Newfield Exploration Co.                    17,702        539,026
         Noble Corp.                                660,905     24,916,118
         Occidental Petroleum Corp.               1,521,584    146,193,791
     #   Patterson-UTI Energy, Inc.                 732,485     17,770,086
     #   Peabody Energy Corp.                        99,715      1,942,448
         Phillips 66                              2,926,797    188,573,531
         Pioneer Natural Resources Co.              103,767     21,249,406
         QEP Resources, Inc.                        436,302     14,424,144
     *   Rowan Cos. P.L.C. Class A                  595,894     21,499,856
     *   Superior Energy Services, Inc.              56,288      1,510,207
         Tesoro Corp.                               605,336     29,594,877
         Tidewater, Inc.                            227,025     13,671,446
     #   Transocean, Ltd.                         1,280,391     60,268,004
         Valero Energy Corp.                      2,806,975    115,563,161
     #*  Weatherford International, Ltd.          1,408,739     23,159,669
     *   Whiting Petroleum Corp.                    151,243     10,116,644
     *   WPX Energy, Inc.                            32,758        725,262
                                                            --------------
     Total Energy                                            3,069,150,626
                                                            --------------
     Financials -- (23.9%)
     *   Alleghany Corp.                                666        270,010
         Allied World Assurance Co. Holdings AG     188,355     20,396,963
     *   American Capital, Ltd.                     802,500     11,243,025
         American Financial Group, Inc.             491,543     27,654,209
         American International Group, Inc.       8,251,823    426,206,658
         American National Insurance Co.             70,315      7,106,737
         Assurant, Inc.                             396,269     23,173,811
         Assured Guaranty, Ltd.                      29,746        609,793
         Axis Capital Holdings, Ltd.                613,817     29,107,202
         Bank of America Corp.                   39,239,978    547,790,093
         Bank of New York Mellon Corp. (The)      3,633,937    115,559,197
         Capital One Financial Corp.              1,875,702    128,804,456
         Citigroup, Inc.                         10,998,186    536,491,513
         CME Group, Inc.                          1,618,207    120,087,142
         CNA Financial Corp.                        533,469     21,653,507

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                   SHARES       VALUE+
                                                  --------- --------------
     Financials -- (Continued)
     *   E*TRADE Financial Corp.                     76,389 $    1,291,738
         Everest Re Group, Ltd.                     167,110     25,691,492
         First Niagara Financial Group, Inc.         53,740        592,752
     *   Genworth Financial, Inc. Class A         2,390,330     34,731,495
         Goldman Sachs Group, Inc. (The)            207,016     33,300,594
         Hartford Financial Services Group, Inc.  2,129,813     71,774,698
         Hudson City Bancorp, Inc.                   71,664        643,543
         JPMorgan Chase & Co.                     5,379,341    277,251,235
         KeyCorp                                  1,914,825     23,992,757
     #   Legg Mason, Inc.                           659,937     25,387,776
         Leucadia National Corp.                     99,168      2,810,421
         Lincoln National Corp.                   1,442,787     65,516,958
         Loews Corp.                              2,050,343     99,052,070
         MetLife, Inc.                            5,110,004    241,754,289
         Morgan Stanley                           7,883,626    226,496,575
     #   NASDAQ OMX Group, Inc. (The)               815,514     28,893,661
         Old Republic International Corp.         1,047,684     17,590,614
         PartnerRe, Ltd.                            193,939     19,434,627
     #   People's United Financial, Inc.            138,880      2,004,038
     #   Principal Financial Group, Inc.             94,439      4,482,075
         Prudential Financial, Inc.               2,327,738    189,454,596
         Regions Financial Corp.                  5,807,266     55,923,972
         Reinsurance Group of America, Inc.         363,743     25,891,227
         SunTrust Banks, Inc.                     2,631,702     88,530,455
         Unum Group                               1,374,339     43,621,520
         Validus Holdings, Ltd.                     162,943      6,432,990
         XL Group P.L.C.                          1,435,288     43,876,754
     #   Zions BanCorp.                             777,171     22,048,341
                                                            --------------
     Total Financials                                        3,694,627,579
                                                            --------------
     Health Care -- (7.7%)
         Aetna, Inc.                              2,027,401    127,118,043
     *   Bio-Rad Laboratories, Inc. Class A           1,222        150,941
     *   Boston Scientific Corp.                  6,689,559     78,200,945
     *   CareFusion Corp.                           917,825     35,584,075
         Cigna Corp.                                335,579     25,832,871
         Community Health Systems, Inc.              12,853        560,776
     *   Express Scripts Holding Co.              2,283,090    142,738,787
     *   Forest Laboratories, Inc.                  437,448     20,573,180
     #*  Hologic, Inc.                            1,229,548     27,529,580
         Humana, Inc.                               699,478     64,456,898
         Omnicare, Inc.                             574,710     31,695,257
         PerkinElmer, Inc.                          125,473      4,772,993
         Pfizer, Inc.                             7,744,869    237,612,581
     #   Teleflex, Inc.                              91,713      8,454,104
         Thermo Fisher Scientific, Inc.           1,932,026    188,913,502
         UnitedHealth Group, Inc.                   475,396     32,450,531
         WellPoint, Inc.                          1,824,634    154,728,963
                                                            --------------
     Total Health Care                                       1,181,374,027
                                                            --------------
     Industrials -- (11.7%)
     #   ADT Corp. (The)                            686,732     29,783,567

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES       VALUE+
                                                    ---------- --------------
  Industrials -- (Continued)
  *   AECOM Technology Corp.                             9,284 $      295,046
      AGCO Corp.                                       253,578     14,803,884
  #*  CNH Industrial NV                                 25,391        297,836
      CSX Corp.                                      5,687,103    148,205,904
      Eaton Corp. P.L.C.                             1,993,999    140,696,569
  #*  Engility Holdings, Inc.                           52,752      1,633,729
      FedEx Corp.                                      759,707     99,521,617
      Fortune Brands Home & Security, Inc.             264,578     11,398,020
      General Electric Co.                          17,056,602    445,859,576
  *   Genesee & Wyoming, Inc. Class A                      300         29,952
  *   Hertz Global Holdings, Inc.                    1,017,021     23,350,802
  *   Jacobs Engineering Group, Inc.                   103,271      6,280,942
  #   KBR, Inc.                                         49,346      1,704,411
  #   Kennametal, Inc.                                  20,362        936,652
      L-3 Communications Holdings, Inc.                407,736     40,957,081
      Manpowergroup, Inc.                               17,135      1,338,243
      Norfolk Southern Corp.                         1,681,939    144,680,393
      Northrop Grumman Corp.                         1,364,645    146,712,984
  *   Owens Corning                                    579,048     20,805,195
      Pentair, Ltd.                                    496,227     33,291,869
  *   Quanta Services, Inc.                            554,686     16,757,064
      Regal-Beloit Corp.                                 6,550        480,312
      Republic Services, Inc.                        1,137,001     38,055,423
      Southwest Airlines Co.                         3,905,821     67,258,238
      SPX Corp.                                         22,870      2,074,538
      Stanley Black & Decker, Inc.                     574,963     45,473,824
      Trinity Industries, Inc.                          16,136        816,966
      Triumph Group, Inc.                               82,311      5,897,583
      Union Pacific Corp.                            1,891,022    286,300,731
  #*  United Rentals, Inc.                              73,167      4,725,857
      URS Corp.                                        378,541     20,524,493
  #*  WESCO International, Inc.                          7,079        604,971
                                                               --------------
  Total Industrials                                             1,801,554,272
                                                               --------------
  Information Technology -- (5.6%)
      Activision Blizzard, Inc.                      2,620,144     43,599,196
  *   Arrow Electronics, Inc.                          568,882     27,317,714
      Avnet, Inc.                                      711,662     28,252,981
      Computer Sciences Corp.                          382,606     18,847,172
      Corning, Inc.                                  5,599,861     95,701,624
      Fidelity National Information Services, Inc.   1,328,465     64,762,669
  #*  First Solar, Inc.                                 23,146      1,163,549
      Hewlett-Packard Co.                            9,295,748    226,537,379
  *   Ingram Micro, Inc. Class A                       741,670     17,184,494
      Jabil Circuit, Inc.                               21,310        444,527
  *   Juniper Networks, Inc.                           731,008     13,625,989
  *   Lam Research Corp.                               152,965      8,295,292
  #   Leidos Holdings, Inc.                             43,539      2,050,228
      Marvell Technology Group, Ltd.                   161,815      1,941,780
  #*  Micron Technology, Inc.                        3,654,213     64,606,486
      Molex, Inc.                                       12,162        469,453
      Molex, Inc. Class A                                1,663         64,025

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                          SHARES        VALUE+
                                                        ----------- ---------------
Information Technology -- (Continued)
#   NVIDIA Corp.                                            427,944 $     6,496,190
    SanDisk Corp.                                             4,626         321,507
#   Science Applications International Corp.                 20,933         737,888
    Western Digital Corp.                                   902,209      62,820,813
    Xerox Corp.                                           5,553,084      55,197,655
*   Yahoo!, Inc.                                          3,936,872     129,641,195
                                                                    ---------------
Total Information Technology                                            870,079,806
                                                                    ---------------
Materials -- (3.1%)
#   Alcoa, Inc.                                           5,212,834      48,322,971
    Ashland, Inc.                                           376,837      34,876,264
    Freeport-McMoRan Copper & Gold, Inc.                  3,340,516     122,797,368
    International Paper Co.                               2,043,676      91,168,386
    MeadWestvaco Corp.                                      848,260      29,561,861
    Mosaic Co. (The)                                        407,332      18,676,172
    Newmont Mining Corp.                                    381,443      10,398,136
#   Nucor Corp.                                             710,746      36,795,321
    Reliance Steel & Aluminum Co.                           363,907      26,670,744
    Rock Tenn Co. Class A                                   104,397      11,171,523
    Sealed Air Corp.                                        244,806       7,388,245
    Steel Dynamics, Inc.                                    893,527      16,056,680
#   Vulcan Materials Co.                                    576,439      30,868,309
    Westlake Chemical Corp.                                   1,021         109,676
                                                                    ---------------
Total Materials                                                         484,861,656
                                                                    ---------------
Telecommunication Services -- (4.4%)
    AT&T, Inc.                                           14,518,387     525,565,609
#   CenturyLink, Inc.                                     2,353,137      79,677,219
#   Frontier Communications Corp.                         1,836,528       8,099,088
#*  Sprint Corp.                                          3,652,160      24,579,037
    T-Mobile US, Inc.                                       726,568      20,147,731
    Telephone & Data Systems, Inc.                          216,662       6,755,521
#   United States Cellular Corp.                            261,250      12,644,500
#   Windstream Holdings, Inc.                                90,929         777,443
                                                                    ---------------
Total Telecommunication Services                                        678,246,148
                                                                    ---------------
Utilities -- (0.3%)
    NRG Energy, Inc.                                      1,633,752      46,610,945
    UGI Corp.                                                22,730         940,340
                                                                    ---------------
Total Utilities                                                          47,551,285
                                                                    ---------------
TOTAL COMMON STOCKS                                                  14,801,963,497
                                                                    ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
    State Street Institutional Liquid Reserves, 0.073%  110,063,812     110,063,812
                                                                    ---------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                      ---------- ---------------
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@ DFA Short Term Investment Fund                   45,096,723 $   521,769,090
                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $10,087,346,593)             $15,433,796,399
                                                                 ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                     SHARES     VALUE++
                                                    --------- ------------
     COMMON STOCKS -- (92.1%)
     AUSTRALIA -- (4.6%)
     *   Alumina, Ltd.                              4,595,906 $  4,468,458
     #*  Alumina, Ltd. Sponsored ADR                  172,484      669,238
         Asciano, Ltd.                              2,517,032   13,823,151
     #   Bank of Queensland, Ltd.                     683,233    7,793,936
         Bendigo and Adelaide Bank, Ltd.              975,485   10,042,414
     *   BlueScope Steel, Ltd.                        855,334    4,034,507
     #   Boral, Ltd.                                1,866,266    8,708,191
         Caltex Australia, Ltd.                        18,966      331,395
         Downer EDI, Ltd.                             337,397    1,567,544
         Echo Entertainment Group, Ltd.             1,832,302    4,598,756
         GrainCorp, Ltd. Class A                      367,914    4,289,587
     #   Harvey Norman Holdings, Ltd.               1,068,950    3,289,338
         Incitec Pivot, Ltd.                        4,346,760   10,936,119
     #   Leighton Holdings, Ltd.                       88,621    1,501,311
         Lend Lease Group                             869,454    9,376,079
         Macquarie Group, Ltd.                        735,198   35,362,719
     #   Metcash, Ltd.                                287,685      910,413
         National Australia Bank, Ltd.                178,885    5,978,487
     #   New Hope Corp., Ltd.                          69,375      247,575
     #   Newcrest Mining, Ltd.                      1,061,347   10,291,542
         Origin Energy, Ltd.                        2,782,880   38,471,819
     #   OZ Minerals, Ltd.                            498,564    1,699,375
     #   Primary Health Care, Ltd.                    601,739    2,807,367
     #*  Qantas Airways, Ltd.                       3,249,999    3,820,906
         QBE Insurance Group, Ltd.                    352,524    4,936,845
         Rio Tinto, Ltd.                              120,548    7,253,637
         Santos, Ltd.                               2,748,054   39,330,197
     #   Seven Group Holdings, Ltd.                   361,999    2,851,358
         Seven West Media, Ltd.                        46,084      109,800
     #*  Sims Metal Management, Ltd.                  209,772    1,987,012
     #   Sims Metal Management, Ltd. Sponsored ADR    124,013    1,171,923
         Suncorp Group, Ltd.                        3,736,013   47,108,867
         Tabcorp Holdings, Ltd.                     1,777,555    6,045,951
         Tatts Group, Ltd.                          3,649,013   10,834,947
     #   Toll Holdings, Ltd.                        1,715,759    9,347,131
         Treasury Wine Estates, Ltd.                1,372,955    6,097,343
         Washington H Soul Pattinson & Co., Ltd.       87,756    1,249,844
         Wesfarmers, Ltd.                           2,755,622  111,820,231
         Woodside Petroleum, Ltd.                      90,785    3,328,170
                                                              ------------
     TOTAL AUSTRALIA                                           438,493,483
                                                              ------------
     AUSTRIA -- (0.2%)
         Erste Group Bank AG                          372,952   13,094,264
         OMV AG                                        28,060    1,338,536
     #   Raiffeisen Bank International AG              57,158    2,096,553
                                                              ------------
     TOTAL AUSTRIA                                              16,529,353
                                                              ------------
     BELGIUM -- (1.2%)
         Ageas                                        508,017   21,587,807
         Belgacom SA                                   93,033    2,545,527

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                               SHARES     VALUE++
                                                              --------- ------------
BELGIUM -- (Continued)
    D'ieteren SA                                                  1,857 $     87,509
#   Delhaize Group SA                                           235,124   15,016,064
#   Delhaize Group SA Sponsored ADR                              52,900    3,382,426
    KBC Groep NV                                                421,447   22,961,052
#   Solvay SA                                                   180,191   28,175,202
#   UCB SA                                                      292,847   19,223,013
                                                                        ------------
TOTAL BELGIUM                                                            112,978,600
                                                                        ------------
CANADA -- (8.8%)
    Barrick Gold Corp.                                        1,551,822   30,089,829
#   Bell Aliant, Inc.                                            62,911    1,593,516
#*  BlackBerry, Ltd.(09228F103)                                 477,288    3,775,348
#*  BlackBerry, Ltd.(BCBHZ31)                                   435,600    3,438,343
    Bonavista Energy Corp.                                       21,356      246,404
    Cameco Corp.(13321L108)                                     112,600    2,139,400
    Cameco Corp.(2166160)                                       506,586    9,615,247
    Canadian Natural Resources, Ltd.(136385101)                 600,503   19,065,970
#   Canadian Natural Resources, Ltd.(2171573)                 1,849,320   58,690,835
#   Canadian Tire Corp., Ltd. Class A                           214,347   19,895,941
#   Crescent Point Energy Corp.                                 260,862   10,130,247
#   Eldorado Gold Corp.(284902103)                              109,318      737,896
    Eldorado Gold Corp.(2307873)                                175,726    1,184,821
    Empire Co., Ltd.                                             65,500    4,823,373
#   Enerplus Corp.                                              401,965    6,935,549
    Ensign Energy Services, Inc.                                452,198    7,728,546
    Fairfax Financial Holdings, Ltd.                             54,622   23,836,388
#   First Quantum Minerals, Ltd.                                784,126   14,875,565
#   Genworth MI Canada, Inc.                                     84,524    2,659,792
    George Weston, Ltd.                                          36,010    2,933,573
    Goldcorp, Inc.(2676302)                                   1,686,234   42,954,371
    Goldcorp, Inc.(380956409)                                    23,874      607,116
#   Husky Energy, Inc.                                          839,318   23,859,766
    IAMGOLD Corp.(450913108)                                    573,940    2,927,094
    IAMGOLD Corp.(2446646)                                      231,424    1,183,034
    Industrial Alliance Insurance & Financial Services, Inc.    168,485    7,556,091
    Kinross Gold Corp.                                        2,678,826   13,617,012
#   Lightstream Resources, Ltd.                                  62,701      402,912
#   Loblaw Cos., Ltd.                                           221,495   10,131,009
#*  Lundin Mining Corp.                                         737,610    3,324,958
#   Magna International, Inc.                                   583,936   49,458,004
#   Manulife Financial Corp.                                  4,587,163   81,259,196
*   MEG Energy Corp.                                             52,780    1,689,223
#*  New Gold, Inc.                                               25,030      146,918
#*  Osisko Mining Corp.                                           6,000       29,291
#   Pacific Rubiales Energy Corp.                               203,837    4,216,913
    Pan American Silver Corp.(697900108)                        118,576    1,258,091
    Pan American Silver Corp.(2669272)                          131,923    1,401,915
#   Pengrowth Energy Corp.                                      695,258    4,467,682
#   Penn West Petroleum, Ltd.                                 1,034,275   11,546,503
#   Precision Drilling Corp.                                    706,616    7,475,159
    Quebecor, Inc. Class B                                        1,628       40,253
#   Sun Life Financial, Inc.                                  1,446,869   48,735,471

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     SHARES     VALUE++
                                                    --------- ------------
     CANADA -- (Continued)
         Suncor Energy, Inc.                        3,750,370 $136,288,802
     #   Talisman Energy, Inc.                      2,444,889   30,483,438
         Teck Resources, Ltd. Class A                   4,115      118,400
     #   Teck Resources, Ltd. Class B               1,483,730   39,702,745
     #   Thomson Reuters Corp.                      1,557,384   58,522,328
     #   TransAlta Corp.                              603,481    8,120,499
     #   Trican Well Service, Ltd.                      6,065       85,218
     #*  Turquoise Hill Resources, Ltd.(900435108)     63,691      306,991
     #*  Turquoise Hill Resources, Ltd.(B7WJ1F5)      136,558      658,789
         West Fraser Timber Co., Ltd.                  29,672    2,719,755
         Westjet Airlines, Ltd.                         1,000       26,155
         Yamana Gold, Inc.                          1,425,140   14,133,168
                                                              ------------
     TOTAL CANADA                                              833,850,853
                                                              ------------
     DENMARK -- (1.5%)
         AP Moeller--Maersk A.S. Class A                  900    8,126,880
         AP Moeller--Maersk A.S. Class B                3,855   37,297,006
         Carlsberg A.S. Class B                       334,440   33,405,861
     *   Danske Bank A.S.                           1,629,867   38,083,135
     #   FLSmidth & Co. A.S.                           23,118    1,153,804
         GN Store Nord A.S.                            31,827      726,063
         H Lundbeck A.S.                              135,698    2,913,643
         Rockwool International A.S. Class B            1,368      215,169
         TDC A.S.                                   1,238,546   11,187,922
     #*  Vestas Wind Systems A.S.                     169,081    4,530,837
                                                              ------------
     TOTAL DENMARK                                             137,640,320
                                                              ------------
     FINLAND -- (0.9%)
         Fortum Oyj                                   252,822    5,639,687
         Kesko Oyj Class A                                662       22,790
     #   Kesko Oyj Class B                            138,917    4,616,215
         Neste Oil Oyj                                110,779    2,196,564
     #*  Nokia Oyj                                  4,254,629   32,338,492
         Stora Enso Oyj Class R                     1,455,180   13,512,611
         Stora Enso Oyj Sponsored ADR                  91,500      849,120
         UPM-Kymmene Oyj                            1,403,467   22,283,181
         UPM-Kymmene Oyj Sponsored ADR                 69,300    1,101,870
                                                              ------------
     TOTAL FINLAND                                              82,560,530
                                                              ------------
     FRANCE -- (9.7%)
         AXA SA                                     4,004,754   99,780,178
         AXA SA Sponsored ADR                         140,900    3,523,909
         BNP Paribas SA                             1,975,744  145,756,834
         Bollore SA(4572709)                           22,197   12,104,448
     *   Bollore SA(BDGTH22)                               99       54,305
         Bouygues SA                                  305,569   11,922,330
         Cap Gemini SA                                324,351   21,270,281
         Casino Guichard Perrachon SA                 142,758   16,046,690
     *   CGG                                          304,853    6,700,640
     *   CGG Sponsored ADR                            141,089    3,096,904
         Cie de St-Gobain                           1,078,023   56,585,484

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                       --------- ------------
  FRANCE -- (Continued)
      Cie Generale des Etablissements Michelin           210,073 $ 21,889,167
      CNP Assurances                                     345,489    6,086,166
  *   Credit Agricole SA                               2,838,495   34,128,764
      Eiffage SA                                          31,691    1,878,111
      Electricite de France SA                           498,285   17,438,928
  #   Eramet                                               5,005      475,280
      GDF Suez                                         3,247,971   80,496,939
      Groupe Eurotunnel SA                               651,298    6,305,144
      Lafarge SA                                         505,082   34,848,326
      Lagardere SCA                                      221,491    8,046,602
      Natixis                                          2,034,211   10,939,169
      Orange                                           3,875,091   53,267,297
  #*  Peugeot SA                                         124,117    1,632,756
      Renault SA                                         500,585   43,676,155
      Rexel SA                                           267,968    6,710,671
      SCOR SE                                             72,412    2,555,845
      Societe Generale SA                              1,823,515  103,009,458
      STMicroelectronics NV                            1,542,301   11,863,392
      Vallourec SA                                       119,253    7,098,133
      Vivendi SA                                       3,686,124   93,331,608
                                                                 ------------
  TOTAL FRANCE                                                    922,519,914
                                                                 ------------
  GERMANY -- (8.4%)
      Allianz SE                                         518,031   86,978,602
      Allianz SE ADR                                   2,811,910   47,324,445
      Bayerische Motoren Werke AG                        663,299   75,071,136
  #   Celesio AG                                         108,168    3,362,933
  *   Commerzbank AG                                   1,293,711   16,546,084
      Daimler AG                                       2,088,586  171,002,503
      Deutsche Bank AG(5750355)                        1,538,807   74,369,159
      Deutsche Bank AG(D18190898)                        511,964   24,738,100
  *   Deutsche Lufthansa AG                              464,311    8,976,535
      Deutsche Telekom AG                              2,186,066   34,353,384
  #   Deutsche Telekom AG Sponsored ADR                3,074,385   48,544,539
      E.ON SE                                          3,638,090   66,316,888
      Fraport AG Frankfurt Airport Services Worldwide     37,336    2,888,431
      HeidelbergCement AG                                243,824   19,198,613
      Hochtief AG                                          8,149      737,036
      Metro AG                                            30,139    1,413,097
      Muenchener Rueckversicherungs AG                   395,244   82,460,652
      RWE AG                                             439,804   16,203,292
      Volkswagen AG                                       62,518   15,288,518
  #   Wacker Chemie AG                                     1,454      136,542
                                                                 ------------
  TOTAL GERMANY                                                   795,910,489
                                                                 ------------
  GREECE -- (0.0%)
      Hellenic Petroleum SA                              334,517    4,349,753
  *   National Bank of Greece SA                          67,810      385,147
                                                                 ------------
  TOTAL GREECE                                                      4,734,900
                                                                 ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                   SHARES     VALUE++
                                                 ---------- ------------
       HONG KONG -- (2.1%)
           Cathay Pacific Airways, Ltd.           2,051,000 $  4,063,024
           Cheung Kong Holdings, Ltd.               750,000   11,732,109
       *   FIH Mobile, Ltd.                       1,947,000    1,094,223
           Great Eagle Holdings, Ltd.               794,324    2,833,659
           Hang Lung Group, Ltd.                     62,000      327,181
       #   Henderson Land Development Co., Ltd.   3,725,616   22,021,520
           Hongkong & Shanghai Hotels (The)       1,903,131    2,994,965
           Hopewell Holdings, Ltd.                1,244,169    4,198,037
           Hutchison Whampoa, Ltd.                5,818,000   72,458,624
           Kerry Properties, Ltd.                   602,000    2,618,365
       #   New World Development Co., Ltd.        9,142,122   12,670,815
           NWS Holdings, Ltd.                        60,000       94,005
       #   Orient Overseas International, Ltd.      488,000    2,520,577
           Shangri-La Asia, Ltd.                    150,000      275,956
           Sino Land Co., Ltd.                    1,174,000    1,646,530
           Sun Hung Kai Properties, Ltd.            676,000    8,837,305
           Wharf Holdings, Ltd.                   3,550,990   30,019,792
           Wheelock & Co., Ltd.                   3,482,000   17,814,626
                                                            ------------
       TOTAL HONG KONG                                       198,221,313
                                                            ------------
       IRELAND -- (0.1%)
       *   Bank of Ireland                        2,856,177    1,043,888
           CRH P.L.C.                               297,758    7,245,511
           CRH P.L.C. Sponsored ADR                 215,216    5,268,488
                                                            ------------
       TOTAL IRELAND                                          13,557,887
                                                            ------------
       ISRAEL -- (0.3%)
           Bank Hapoalim BM                       2,967,547   15,886,697
       *   Bank Leumi Le-Israel BM                2,954,599   11,246,549
       #*  Israel Discount Bank, Ltd. Class A       381,656      761,615
           Mizrahi Tefahot Bank, Ltd.                14,857      174,152
                                                            ------------
       TOTAL ISRAEL                                           28,069,013
                                                            ------------
       ITALY -- (1.5%)
       #*  Banca Monte dei Paschi di Siena SpA   12,934,984    4,078,092
       *   Banco Popolare                         2,933,385    5,827,428
       #*  Finmeccanica SpA                         995,867    7,297,728
           Intesa Sanpaolo SpA                    9,982,247   24,764,684
           Telecom Italia SpA                     5,476,933    5,343,005
       #   Telecom Italia SpA Sponsored ADR       1,874,500   18,295,120
           UniCredit SpA                          8,189,815   61,477,549
           Unione di Banche Italiane SCPA         1,854,721   12,818,782
                                                            ------------
       TOTAL ITALY                                           139,902,388
                                                            ------------
       JAPAN -- (17.7%)
           77 Bank, Ltd. (The)                      737,372    3,646,943
       #   Aeon Co., Ltd.                         1,886,800   25,748,056
           Aisin Seiki Co., Ltd.                    131,900    5,358,358
           Alfresa Holdings Corp.                    89,400    4,886,268
       #   Amada Co., Ltd.                          821,000    7,062,711
           Aoyama Trading Co., Ltd.                  20,400      520,152

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     SHARES     VALUE++
                                                    --------- -----------
      JAPAN -- (Continued)
          Asahi Glass Co., Ltd.                     2,324,000 $14,353,086
          Asahi Kasei Corp.                         2,847,000  21,667,377
          Asatsu-DK, Inc.                              32,500     893,159
          Autobacs Seven Co., Ltd.                    214,800   3,131,886
          Awa Bank, Ltd. (The)                         65,600     342,593
          Azbil Corp.                                  23,600     568,633
          Bank of Kyoto, Ltd. (The)                   709,400   6,250,736
          Bank of Yokohama, Ltd. (The)              1,939,000  10,692,173
          Brother Industries, Ltd.                    147,900   1,680,484
          Canon Marketing Japan, Inc.                 124,900   1,673,261
          Chiba Bank, Ltd. (The)                    1,189,000   8,476,227
          Chugoku Bank, Ltd. (The)                    391,800   5,632,708
          Citizen Holdings Co., Ltd.                  601,600   4,292,188
          Coca-Cola West Co., Ltd.                    121,107   2,456,415
      #   COMSYS Holdings Corp.                       207,400   2,879,471
      #*  Cosmo Oil Co., Ltd.                       1,287,364   2,266,802
      #   Dai Nippon Printing Co., Ltd.             1,815,000  19,068,327
          Dai-ichi Life Insurance Co., Ltd. (The)     333,800   4,765,262
      #   Daicel Corp.                                552,000   4,652,686
      #   Daido Steel Co., Ltd.                       594,000   3,415,723
          Denki Kagaku Kogyo KK                       664,000   2,784,642
          Ebara Corp.                                 413,000   2,220,423
          Fuji Media Holdings, Inc.                   112,800   2,248,708
          FUJIFILM Holdings Corp.                   1,327,000  32,463,391
      *   Fujitsu, Ltd.                             3,968,000  17,047,336
          Fukuoka Financial Group, Inc.             1,800,000   8,118,818
      #   Fukuyama Transporting Co., Ltd.              85,000     543,302
      #   Furukawa Electric Co., Ltd.                 633,000   1,467,153
          Glory, Ltd.                                 119,600   2,965,708
          Gunma Bank, Ltd. (The)                      921,397   5,331,353
      #   H2O Retailing Corp.                         269,000   2,285,843
          Hachijuni Bank, Ltd. (The)                  993,231   6,135,772
          Hakuhodo DY Holdings, Inc.                  452,000   3,495,843
          Hankyu Hanshin Holdings, Inc.               849,000   4,761,907
          Higo Bank, Ltd. (The)                       282,000   1,605,302
          Hiroshima Bank, Ltd. (The)                  624,000   2,655,690
          Hitachi Capital Corp.                        47,000   1,264,078
          Hitachi Chemical Co., Ltd.                  149,400   2,292,061
          Hitachi Construction Machinery Co., Ltd.     87,600   1,855,240
          Hitachi High-Technologies Corp.             139,900   3,217,692
      #   Hitachi Transport System, Ltd.               94,400   1,496,900
          Hokuhoku Financial Group, Inc.            2,620,000   5,402,312
          House Foods Group, Inc.                     148,300   2,349,019
      #   Ibiden Co., Ltd.                            246,500   4,273,194
          Idemitsu Kosan Co., Ltd.                     52,124   4,363,471
      #   Inpex Corp.                               1,335,200  15,424,189
          Isetan Mitsukoshi Holdings, Ltd.            884,200  13,400,224
          ITOCHU Corp.                              2,941,000  35,363,001
          Iyo Bank, Ltd. (The)                        551,000   5,753,374
          J Front Retailing Co., Ltd.               1,166,000   9,073,100
          JFE Holdings, Inc.                        1,235,400  28,086,421
      #   Joyo Bank, Ltd. (The)                     1,376,000   7,147,142

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                     ---------- ------------
    JAPAN -- (Continued)
        JTEKT Corp.                                     478,300 $  6,140,546
        JX Holdings, Inc.                             6,192,133   30,618,036
    #   K's Holdings Corp.                               41,100    1,206,813
        Kagoshima Bank, Ltd. (The)                      358,143    2,410,776
        Kajima Corp.                                  1,900,000    8,064,175
        Kamigumi Co., Ltd.                              540,000    4,697,115
    #   Kaneka Corp.                                    653,542    4,147,074
        Kawasaki Kisen Kaisha, Ltd.                   1,904,000    4,364,781
        Keiyo Bank, Ltd. (The)                          418,000    2,128,760
        Kewpie Corp.                                     47,400      713,179
    #   Kinden Corp.                                    207,000    2,273,434
    *   Kobe Steel, Ltd.                              5,553,000    9,808,652
    #   Konica Minolta, Inc.                          1,026,500    8,500,392
    #   Kuraray Co., Ltd.                               241,900    2,840,228
    #   Kurita Water Industries, Ltd.                    13,500      294,624
        Kyocera Corp.                                   818,800   42,520,723
    #   Kyocera Corp. Sponsored ADR                      27,200    1,440,240
        Kyowa Hakko Kirin Co., Ltd.                     571,000    6,306,678
        Lintec Corp.                                      5,100      105,777
    #   LIXIL Group Corp.                               371,200    8,713,055
        Mabuchi Motor Co., Ltd.                          20,400    1,084,636
        Maeda Road Construction Co., Ltd.                36,000      640,114
    #   Marubeni Corp.                                3,990,000   31,239,486
    #   Marui Group Co., Ltd.                           542,642    5,194,536
    #   Maruichi Steel Tube, Ltd.                        74,700    1,824,167
        Matsumotokiyoshi Holdings Co., Ltd.               5,000      168,712
    #   Medipal Holdings Corp.                          339,800    4,581,830
        MEIJI Holdings Co., Ltd.                        135,895    7,596,752
        Mitsubishi Chemical Holdings Corp.            3,885,000   18,186,642
        Mitsubishi Corp.                              3,482,500   70,454,645
        Mitsubishi Gas Chemical Co., Inc.               948,000    7,747,627
        Mitsubishi Heavy Industries, Ltd.                 2,000       12,711
    #   Mitsubishi Logistics Corp.                      220,000    3,057,325
        Mitsubishi Materials Corp.                    2,533,000    9,910,148
        Mitsubishi Tanabe Pharma Corp.                  465,600    6,566,687
        Mitsubishi UFJ Financial Group, Inc.         24,653,206  156,998,104
    #   Mitsubishi UFJ Financial Group, Inc. ADR      4,781,372   30,600,781
        Mitsui & Co., Ltd.                            4,220,700   60,296,595
    #   Mitsui & Co., Ltd. Sponsored ADR                 11,723    3,352,778
    #   Mitsui Chemicals, Inc.                        1,861,800    4,949,235
        Mitsui Engineering & Shipbuilding Co., Ltd.     620,000    1,217,046
        Mitsui Mining & Smelting Co., Ltd.               69,030      175,971
        Mitsui OSK Lines, Ltd.                        2,265,000    9,587,358
        Mizuho Financial Group, Inc.                 10,127,200   21,257,621
    #   Mizuho Financial Group, Inc. ADR                205,757      864,179
        MS&AD Insurance Group Holdings                  806,853   20,863,085
        Nagase & Co., Ltd.                              235,889    2,938,398
        Nanto Bank, Ltd. (The)                          319,000    1,263,057
        NEC Corp.                                     6,055,101   13,600,869
        Nippo Corp.                                     117,000    2,195,032
    #   Nippon Electric Glass Co., Ltd.                 864,000    4,444,189
        Nippon Express Co., Ltd.                      1,952,238    9,803,255

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    SHARES     VALUE++
                                                  ---------- -----------
       JAPAN -- (Continued)
           Nippon Meat Packers, Inc.                 429,536 $ 6,288,951
       #   Nippon Paper Industries Co., Ltd.         231,700   3,691,904
       #   Nippon Shokubai Co., Ltd.                 266,000   3,263,153
           Nippon Steel & Sumitomo Metal Corp.    18,537,940  61,185,438
           Nippon Television Holdings, Inc.          123,700   2,266,015
       #   Nippon Yusen KK                         3,731,000  11,400,053
       #   Nishi-Nippon City Bank, Ltd. (The)      1,412,569   3,816,419
           Nissan Motor Co., Ltd.                  1,309,900  13,153,043
           Nissan Shatai Co., Ltd.                    72,000   1,241,356
       #   Nisshin Seifun Group, Inc.                464,199   5,032,577
           Nisshin Steel Holdings Co., Ltd.          143,100   1,908,086
           Nisshinbo Holdings, Inc.                  305,000   2,693,840
       #   NKSJ Holdings, Inc.                       190,100   4,920,771
       #   NOK Corp.                                 171,020   2,643,679
       #*  NTN Corp.                                 920,000   4,422,299
           NTT DOCOMO, Inc.                        3,091,700  49,049,894
           NTT DOCOMO, Inc. Sponsored ADR              6,118      97,093
           Obayashi Corp.                          1,650,682  10,576,107
       #   Oji Holdings Corp.                      1,997,000   9,126,346
           Onward Holdings Co., Ltd.                 278,000   2,300,944
           Pola Orbis Holdings, Inc.                  49,300   1,670,371
           Rengo Co., Ltd.                           421,000   2,251,700
           Resona Holdings, Inc.                     601,300   3,127,800
           Ricoh Co., Ltd.                         1,875,000  19,801,509
           Rohm Co., Ltd.                            233,700   9,592,835
           Sankyo Co., Ltd.                           82,500   3,923,611
           SBI Holdings, Inc.                         75,000     907,638
           Seiko Epson Corp.                         294,100   4,800,764
           Seino Holdings Co., Ltd.                  315,000   3,111,017
           Sekisui Chemical Co., Ltd.                125,000   1,452,311
       #   Sekisui House, Ltd.                     1,369,000  19,650,417
           Shiga Bank, Ltd. (The)                    451,185   2,465,887
       #   Shimizu Corp.                           1,371,000   7,031,071
           Shizuoka Bank, Ltd. (The)               1,051,000  11,825,206
       #   Showa Denko KK                          3,281,000   4,448,857
           Showa Shell Sekiyu KK                     366,900   3,944,496
           SKY Perfect JSAT Holdings, Inc.           340,000   1,963,296
           Sohgo Security Services Co., Ltd.         101,200   2,045,761
           Sojitz Corp.                            2,690,300   5,224,001
           Sony Corp.                                975,200  17,012,057
       #   Sony Corp. Sponsored ADR                1,801,665  31,078,721
           Sumitomo Bakelite Co., Ltd.               347,000   1,251,232
       #   Sumitomo Chemical Co., Ltd.             2,816,000  10,313,263
           Sumitomo Corp.                          3,241,900  42,187,813
       #   Sumitomo Electric Industries, Ltd.      2,606,700  39,059,664
           Sumitomo Forestry Co., Ltd.               276,100   3,212,126
           Sumitomo Heavy Industries, Ltd.         1,205,000   5,333,252
           Sumitomo Metal Mining Co., Ltd.         1,187,000  16,440,653
           Sumitomo Mitsui Financial Group, Inc.     134,600   6,506,008
           Sumitomo Mitsui Trust Holdings, Inc.    1,987,629   9,817,070
           Sumitomo Osaka Cement Co., Ltd.           196,000     790,817
       #   Suzuken Co. Ltd/Aichi Japan               149,300   5,391,182

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                    SHARES      VALUE++
                                                   --------- --------------
     JAPAN -- (Continued)
         Suzuki Motor Corp.                          774,300 $   19,470,063
         T&D Holdings, Inc.                          240,100      2,882,576
         Taisei Corp.                                502,000      2,575,400
     #   Taisho Pharmaceutical Holdings Co., Ltd.     49,199      3,454,487
         Taiyo Nippon Sanso Corp.                     17,000        116,575
         Takashimaya Co., Ltd.                       639,634      6,102,779
         Takata Corp.                                 29,200        736,478
     #   TDK Corp.                                   275,500     11,708,781
     #   Teijin, Ltd.                              1,898,450      4,262,921
         Toho Holdings Co., Ltd.                      12,800        247,813
         Tokai Rika Co., Ltd.                         92,700      1,965,717
         Tokio Marine Holdings, Inc.                  10,200        334,401
         Tokyo Broadcasting System Holdings, Inc.     85,300      1,123,935
     #   Toppan Printing Co., Ltd.                 1,312,000     10,362,646
         Toshiba TEC Corp.                            36,000        221,732
         Tosoh Corp.                               1,128,000      4,316,480
         Toyo Seikan Group Holdings, Ltd.            365,849      7,603,418
         Toyobo Co., Ltd.                            664,000      1,275,969
         Toyoda Gosei Co., Ltd.                       23,700        592,608
     #   Toyota Tsusho Corp.                         443,700     12,324,651
         Ube Industries, Ltd.                      2,122,000      4,392,315
         UNY Group Holdings Co., Ltd.                393,050      2,480,266
         Ushio, Inc.                                  44,200        558,285
         Wacoal Holdings Corp.                       179,000      1,922,106
     #   Yamada Denki Co., Ltd.                    1,608,100      4,510,698
         Yamaguchi Financial Group, Inc.             492,148      4,637,816
         Yamaha Corp.                                355,900      5,313,749
     #   Yamato Kogyo Co., Ltd.                       86,600      3,209,757
         Yamazaki Baking Co., Ltd.                   204,000      2,076,924
                                                             --------------
     TOTAL JAPAN                                              1,680,734,643
                                                             --------------
     NETHERLANDS -- (3.1%)
         Aegon NV                                  3,908,207     31,097,105
         Akzo Nobel NV                               448,015     32,523,367
     #   ArcelorMittal                             2,499,882     39,374,694
     *   ING Groep NV                              6,479,202     82,335,806
     #*  ING Groep NV Sponsored ADR                1,297,167     16,499,964
     #   Koninklijke Ahold NV                        652,923     12,409,806
         Koninklijke DSM NV                          466,014     35,227,193
     #   Koninklijke Philips NV                    1,120,476     39,598,403
         TNT Express NV                               72,118        664,891
                                                             --------------
     TOTAL NETHERLANDS                                          289,731,229
                                                             --------------
     NEW ZEALAND -- (0.1%)
         Auckland International Airport, Ltd.        242,713        687,080
         Contact Energy, Ltd.                      1,292,916      5,606,622
                                                             --------------
     TOTAL NEW ZEALAND                                            6,293,702
                                                             --------------
     NORWAY -- (0.7%)
         Aker ASA Class A                             68,150      2,147,007
         Cermaq ASA                                    8,375        148,423

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                   SHARES     VALUE++
                                                 ---------- ------------
        NORWAY -- (Continued)
            DNB ASA                               1,551,198 $ 27,497,326
        #   Norsk Hydro ASA                       3,357,025   14,981,632
            Norsk Hydro ASA Sponsored ADR            59,900      265,956
            Orkla ASA                               365,732    2,964,687
            Stolt-Nielsen, Ltd.                       8,425      238,544
        *   Storebrand ASA                        1,082,306    6,998,717
            Subsea 7 SA                             590,207   12,481,559
            Wilh Wilhelmsen Holding ASA Class A         212        6,490
                                                            ------------
        TOTAL NORWAY                                          67,730,341
                                                            ------------
        PORTUGAL -- (0.1%)
        *   Banco Espirito Santo SA               2,631,973    3,458,348
            Cimpor Cimentos de Portugal SGPS SA      22,409       82,008
        *   EDP Renovaveis SA                       517,656    2,845,872
                                                            ------------
        TOTAL PORTUGAL                                         6,386,228
                                                            ------------
        SINGAPORE -- (1.2%)
            CapitaLand, Ltd.                      9,878,000   24,749,241
            CapitaMalls Asia, Ltd.                1,267,000    2,057,582
            DBS Group Holdings, Ltd.              1,172,308   15,804,432
            Golden Agri-Resources, Ltd.          13,990,000    6,755,237
            Hutchison Port Holdings Trust         3,401,000    2,482,016
            Keppel Land, Ltd.                     1,214,000    3,619,243
        #*  Neptune Orient Lines, Ltd.            1,246,004    1,061,308
            Noble Group, Ltd.                     7,305,000    6,035,517
        #   Olam International, Ltd.              2,188,000    2,706,893
        #   OUE, Ltd.                               405,000      788,349
            Singapore Airlines, Ltd.              1,585,600   13,300,620
        #   Singapore Land, Ltd.                    532,000    3,713,958
        #   United Industrial Corp., Ltd.         2,152,000    5,314,579
            UOL Group, Ltd.                       1,376,600    7,286,150
            Venture Corp., Ltd.                     307,000    1,922,553
            Wheelock Properties Singapore, Ltd.     861,000    1,178,225
        #   Wilmar International, Ltd.            3,792,000   10,547,597
                                                            ------------
        TOTAL SINGAPORE                                      109,323,500
                                                            ------------
        SPAIN -- (2.3%)
        #   Acciona SA                              101,533    6,436,410
        #   Banco de Sabadell SA                  5,307,715   13,599,978
        #*  Banco Popular Espanol SA              3,430,914   19,461,405
            Banco Santander SA                    8,832,930   78,306,244
        #   Banco Santander SA Sponsored ADR      1,470,150   13,099,036
        #   CaixaBank                             3,003,209   15,566,089
            Iberdrola SA                          7,444,256   46,726,442
            Repsol SA                               996,982   26,729,919
                                                            ------------
        TOTAL SPAIN                                          219,925,523
                                                            ------------
        SWEDEN -- (2.8%)
            Boliden AB                              612,180    8,694,798
            Holmen AB Class A                         6,189      204,389
            Meda AB Class A                         280,396    3,146,459

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES     VALUE++
                                                      ---------- ------------
   SWEDEN -- (Continued)
       Nordea Bank AB                                  5,366,449 $ 68,644,974
       Skandinaviska Enskilda Banken AB                   16,918      191,115
       Skandinaviska Enskilda Banken AB Class A        3,481,813   42,112,740
   #   SSAB AB Class A                                    51,620      339,584
       Svenska Cellulosa AB Class A                       66,476    1,878,656
       Svenska Cellulosa AB Class B                    1,348,669   38,236,384
       Tele2 AB Class B                                  127,737    1,539,667
       Telefonaktiebolaget LM Ericsson Class A            28,098      317,281
       Telefonaktiebolaget LM Ericsson Class B         4,713,081   56,374,169
   #   Telefonaktiebolaget LM Ericsson Sponsored ADR     952,162   11,416,422
       TeliaSonera AB                                  3,717,354   30,738,764
                                                                 ------------
   TOTAL SWEDEN                                                   263,835,402
                                                                 ------------
   SWITZERLAND -- (6.9%)
       ABB, Ltd.                                         820,669   20,908,636
       Adecco SA                                         358,259   26,419,353
       Alpiq Holding AG                                    1,593      210,392
       Aryzta AG                                         169,876   12,673,160
       Baloise Holding AG                                200,163   23,253,706
       Banque Cantonale Vaudoise                             468      260,051
       Clariant AG                                       581,272   10,241,918
       Credit Suisse Group AG                          1,928,358   59,987,253
   #   Credit Suisse Group AG Sponsored ADR            1,022,581   31,832,947
       Givaudan SA                                         5,507    7,809,963
       Holcim, Ltd.                                      887,877   66,039,798
       Lonza Group AG                                      7,458      665,723
       Novartis AG                                        69,068    5,361,235
       Novartis AG ADR                                   506,359   39,268,140
       PSP Swiss Property AG                              17,947    1,542,522
       Sulzer AG                                          50,596    7,915,245
       Swiss Life Holding AG                             123,557   24,498,922
       Swiss Re AG                                     1,117,582   98,104,262
       UBS AG(B18YFJ4)                                 6,496,062  125,640,734
       UBS AG(H89231338)                                 991,339   19,192,323
       Zurich Insurance Group AG                         269,917   74,584,331
                                                                 ------------
   TOTAL SWITZERLAND                                              656,410,614
                                                                 ------------
   UNITED KINGDOM -- (17.9%)
       Anglo American P.L.C.                           1,123,359   26,709,625
       Aviva P.L.C.                                    4,454,616   31,979,282
       Barclays P.L.C.                                14,540,536   61,178,709
   #   Barclays P.L.C. Sponsored ADR                   5,739,573   96,482,222
       Barratt Developments P.L.C.                       410,298    2,200,251
       BP P.L.C.                                       1,823,857   14,157,877
       BP P.L.C. Sponsored ADR                         5,793,659  269,405,143
       Carnival P.L.C.                                   658,867   23,417,634
   #   Carnival P.L.C. ADR                               229,328    8,164,077
       Coca-Cola HBC AG ADR                                5,961      172,034
   *   Eurasian Natural Resources Corp. P.L.C.           408,931    1,473,405
   *   Evraz P.L.C.                                      436,689      825,329
       Glencore Xstrata P.L.C.                        15,896,454   86,511,958
       HSBC Holdings P.L.C.                            1,911,475   20,952,325

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
 UNITED KINGDOM -- (Continued)
 #   HSBC Holdings P.L.C. Sponsored ADR                1,694,884 $   93,286,415
 *   International Consolidated Airlines Group SA      1,936,203     10,776,220
     Investec P.L.C.                                   1,195,168      8,362,125
     J Sainsbury P.L.C.                                5,377,115     34,013,068
     Kazakhmys P.L.C.                                     49,435        207,988
     Kingfisher P.L.C.                                 8,609,963     52,085,475
 *   Lloyds Banking Group P.L.C.                      82,680,839    102,259,365
 #*  Lloyds Banking Group P.L.C. ADR                   3,082,996     15,507,470
     Mondi P.L.C.                                        190,635      3,403,966
 #   Old Mutual P.L.C.                                11,913,351     38,826,073
 #   Pearson P.L.C. Sponsored ADR                      1,234,793     25,930,653
     Resolution, Ltd.                                  3,422,696     19,597,545
 *   Royal Bank of Scotland Group P.L.C.               3,847,507     22,659,929
 #*  Royal Bank of Scotland Group P.L.C. Sponsored
     ADR                                                 400,166      4,713,955
 #   Royal Dutch Shell P.L.C. ADR(780259107)           3,323,210    231,029,559
     Royal Dutch Shell P.L.C. ADR(780259206)             547,088     36,468,886
     Royal Dutch Shell P.L.C. Class A                    547,861     18,246,404
     Royal Dutch Shell P.L.C. Class B                    255,146      8,833,156
     RSA Insurance Group P.L.C.                        4,956,241     10,207,516
     Travis Perkins P.L.C.                                38,182      1,135,439
     Vedanta Resources P.L.C.                            189,404      3,227,055
     Vodafone Group P.L.C.                            34,976,333    128,109,810
     Vodafone Group P.L.C. Sponsored ADR               3,949,158    145,407,998
     WM Morrison Supermarkets P.L.C.                   8,127,143     36,669,870
                                                                 --------------
 TOTAL UNITED KINGDOM                                             1,694,595,811
                                                                 --------------
 TOTAL COMMON STOCKS                                              8,719,936,036
                                                                 --------------
 PREFERRED STOCKS -- (0.2%)
 GERMANY -- (0.2%)
     Porsche Automobil Holding SE                        254,382     23,753,308
                                                                 --------------
 RIGHTS/WARRANTS -- (0.0%)
 HONG KONG -- (0.0%)
 *   New Hotel Rights 12/31/13                           109,252             --
                                                                 --------------
 SPAIN -- (0.0%)
 *   Banco Santander SA Rights 10/30/13                8,832,930      1,906,872
                                                                 --------------
 TOTAL RIGHTS/WARRANTS                                                1,906,872
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
 SECURITIES LENDING COLLATERAL -- (7.7%)
     (S)@ DFA Short Term Investment Fund              62,748,487    726,000,000
     @ Repurchase Agreement, Deutsche Bank
       Securities, Inc. 0.12%, 11/01/13
       (Collateralized by $796,375 FNMA, rates
       ranging from 2.500% to 4.500%, maturities
       ranging from 04/01/27 to 10/01/43, valued at
       $720,177) to be repurchased at $706,058       $       706        706,056

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        -------------- -----
   TOTAL SECURITIES LENDING COLLATERAL                     726,706,056   8.2%
                                                        -------------- -----
   TOTAL INVESTMENTS -- (100.0%) (Cost $7,742,743,361)  $9,472,302,272 107.7%
                                                        ============== =====

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                              SHARES     VALUE++
                                                             --------- -----------
COMMON STOCKS -- (90.1%)
ARGENTINA -- (0.0%)
*   Celulosa Argentina                                               1 $        --
                                                                       -----------
BRAZIL -- (7.7%)
    AES Tiete SA                                                53,084     467,067
    All America Latina Logistica SA                            508,831   1,819,127
    Arteris SA                                                  62,000     552,849
    Banco Bradesco SA                                          653,682  10,528,114
    Banco do Brasil SA                                         673,592   8,916,201
    Banco Santander Brasil SA                                  223,400   1,520,133
#   Banco Santander Brasil SA ADR                              726,366   5,033,716
    BM&FBovespa SA                                           2,134,108  12,028,075
    BR Malls Participacoes SA                                  360,223   3,479,732
*   Braskem SA Sponsored ADR                                   153,394   2,704,336
    BRF SA                                                      94,100   2,207,676
    BRF SA ADR                                                 564,360  13,222,955
    CCR SA                                                     880,368   7,256,695
    Centrais Eletricas Brasileiras SA                          132,500     419,940
#   Centrais Eletricas Brasileiras SA ADR                       86,923     460,692
    Centrais Eletricas Brasileiras SA Sponsored ADR            100,200     316,632
    CETIP SA - Mercados Organizados                            191,000   2,110,804
#   Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR      85,830   4,327,549
    Cia de Bebidas das Americas ADR                            622,039  23,139,851
    Cia de Saneamento Basico do Estado de Sao Paulo            104,600   1,108,495
    Cia de Saneamento Basico do Estado de Sao Paulo ADR        178,668   1,895,668
    Cia Energetica de Minas Gerais                              68,587     607,124
    Cia Hering                                                 108,600   1,573,056
    Cia Paranaense de Energia                                   17,100     173,156
#   Cia Paranaense de Energia Sponsored ADR                     57,783     802,028
    Cia Siderurgica Nacional SA                                633,652   3,430,436
#   Cia Siderurgica Nacional SA Sponsored ADR                  202,748   1,123,224
    Cielo SA                                                   357,475  10,841,002
    Cosan SA Industria e Comercio                              133,169   2,663,202
    CPFL Energia SA                                             83,360     711,632
    CPFL Energia SA ADR                                         63,516   1,072,150
    Cyrela Brazil Realty SA Empreendimentos e Participacoes    356,197   2,648,071
    Duratex SA                                                 321,230   1,995,554
    EcoRodovias Infraestrutura e Logistica SA                  150,488   1,019,782
    EDP - Energias do Brasil SA                                236,900   1,351,513
    Embraer SA                                                 164,400   1,194,338
    Embraer SA ADR                                             133,319   3,918,245
#*  Fibria Celulose SA Sponsored ADR                           514,098   6,708,979
    Gerdau SA                                                  140,232     931,815
    Gerdau SA Sponsored ADR                                    150,151   1,190,697
    Grendene SA                                                 91,864     828,214
    Guararapes Confeccoes SA                                     6,056     270,407
    Hypermarcas SA                                             939,724   8,194,939
    Itau Unibanco Holding SA                                   237,236   3,442,428
    Itau Unibanco Holding SA ADR                               169,341   2,609,539
    JBS SA                                                     823,581   2,940,308
    Kroton Educacional SA                                      206,884   3,056,808
    Localiza Rent a Car SA                                     139,560   2,274,905

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
BRAZIL -- (Continued)
    Lojas Americanas SA                                    126,010 $    788,142
    Lojas Renner SA                                        127,687    3,850,892
    M Dias Branco SA                                        35,100    1,646,651
    Multiplan Empreendimentos Imobiliarios SA               89,300    2,094,581
    Natura Cosmeticos SA                                   173,400    3,460,575
    Odontoprev SA                                            7,800       32,209
    Oi SA                                                  179,758      320,443
    Oi SA ADR(670851104)                                     7,319       12,735
#   Oi SA ADR(670851203)                                   107,889      186,648
    Petroleo Brasileiro SA                                 462,400    4,030,344
    Petroleo Brasileiro SA ADR                           1,372,750   23,927,033
    Petroleo Brasileiro SA Sponsored ADR                 1,985,055   36,048,599
    Porto Seguro SA                                        140,099    1,758,701
    Raia Drogasil SA                                       229,600    1,675,954
    Souza Cruz SA                                          378,070    4,089,650
    Tim Participacoes SA                                   439,800    2,226,946
    Tim Participacoes SA ADR                                63,679    1,618,720
    Totvs SA                                               114,575    1,935,228
    Tractebel Energia SA                                   142,100    2,419,622
    Transmissora Alianca de Energia Eletrica SA            304,634    2,936,453
    Ultrapar Participacoes SA                               76,200    2,025,714
    Ultrapar Participacoes SA Sponsored ADR                254,308    6,772,222
*   Usinas Siderurgicas de Minas Gerais SA                  39,100      198,239
    Vale SA                                                133,600    2,114,793
#   Vale SA Sponsored ADR(91912E105)                     1,249,020   19,996,810
    Vale SA Sponsored ADR(91912E204)                       502,843    7,361,622
    WEG SA                                                 248,866    3,241,398
                                                                   ------------
TOTAL BRAZIL                                                        307,860,783
                                                                   ------------
CHILE -- (1.6%)
    AES Gener SA                                         2,043,503    1,224,745
    Aguas Andinas SA Class A                             1,962,055    1,328,423
#   Banco de Chile ADR                                      35,284    3,240,130
    Banco de Credito e Inversiones                          36,262    2,116,492
#   Banco Santander Chile ADR                              160,077    3,931,491
    Banmedica SA                                             2,996        5,495
    CAP SA                                                  68,804    1,428,332
    Cencosud SA                                          1,142,664    4,659,769
    Cencosud SA ADR                                          8,408      105,857
    CFR Pharmaceuticals SA                               1,737,925      440,674
    Cia Cervecerias Unidas SA                                9,296      124,224
    Cia Cervecerias Unidas SA ADR                           43,217    1,153,462
    Cia General de Electricidad SA                           9,973       56,635
    Colbun SA                                            6,194,334    1,532,750
    Corpbanca SA                                       112,194,160    1,255,815
#   Corpbanca SA ADR                                        26,066      448,335
    E.CL SA                                                 16,312       25,462
    Embotelladora Andina SA Class A ADR                     22,244      576,120
    Embotelladora Andina SA Class B ADR                     19,587      669,875
#   Empresa Nacional de Electricidad SA Sponsored ADR      100,815    4,546,756
    Empresas CMPC SA                                     1,170,705    3,480,761
    Empresas COPEC SA                                      471,084    6,868,784

THE EMERGING MARKETS SERIES
CONTINUED

                                                                     SHARES     VALUE++
                                                                   ---------- -----------
CHILE -- (Continued)
    Enersis SA Sponsored ADR                                          478,616 $ 7,897,164
    ENTEL Chile SA                                                    122,304   1,885,172
    Gasco SA                                                            4,891      52,083
    Inversiones Aguas Metropolitanas SA                               377,408     701,603
#   Latam Airlines Group SA Sponsored ADR                             184,752   3,057,646
    Molibdenos y Metales SA                                            21,739     349,196
    Ripley Corp. SA                                                   704,487     618,312
    SACI Falabella                                                    712,387   7,084,757
    Sigdo Koppers SA                                                  338,893     565,587
    Sociedad Quimica y Minera de Chile SA Sponsored ADR                91,271   2,519,992
    Sonda SA                                                          439,410   1,140,059
                                                                              -----------
TOTAL CHILE                                                                    65,091,958
                                                                              -----------
CHINA -- (14.1%)
    Agile Property Holdings, Ltd.                                   1,754,000   2,109,969
    Agricultural Bank of China, Ltd. Class H                       18,731,000   9,026,375
    Air China, Ltd. Class H                                         1,690,000   1,150,621
#*  Aluminum Corp. of China, Ltd. ADR                                 112,680   1,025,388
#*  Aluminum Corp. of China, Ltd. Class H                             796,000     294,347
#*  Angang Steel Co., Ltd. Class H                                  1,422,000     860,947
#   Anhui Conch Cement Co., Ltd. Class H                            1,048,500   3,665,788
    Bank of China, Ltd. Class H                                    65,514,100  30,844,677
    Bank of Communications Co., Ltd. Class H                        6,896,515   5,053,356
    BBMG Corp. Class H                                                753,500     538,696
    Beijing Capital International Airport Co., Ltd. Class H           198,000     139,104
#   Beijing Enterprises Holdings, Ltd.                                668,972   5,474,124
    Belle International Holdings, Ltd.                              3,431,000   4,811,254
    Biostime International Holdings, Ltd.                              48,000     368,609
    Brilliance China Automotive Holdings, Ltd.                      2,052,000   3,573,440
#*  Byd Co., Ltd. Class H                                             415,886   2,064,558
    China BlueChemical, Ltd.                                        1,502,000     963,534
    China CITIC Bank Corp., Ltd. Class H                            7,023,928   3,948,984
#   China Coal Energy Co., Ltd. Class H                             3,792,777   2,322,460
    China Communications Construction Co., Ltd. Class H             3,581,000   2,918,245
    China Communications Services Corp., Ltd. Class H               2,892,000   1,787,501
    China Construction Bank Corp. Class H                          56,443,590  43,914,613
#*  China COSCO Holdings Co., Ltd. Class H                          2,263,000   1,077,331
*   China Eastern Airlines Corp., Ltd. ADR                              2,800      47,348
*   China Eastern Airlines Corp., Ltd. Class H                      1,382,000     475,721
    China Everbright International, Ltd.                              627,000     626,671
#   China Gas Holdings, Ltd.                                        2,348,000   2,609,603
    China International Marine Containers Group Co., Ltd. Class H     330,000     621,424
    China Life Insurance Co., Ltd. ADR                                330,798  13,043,365
    China Life Insurance Co., Ltd. Class H                            784,000   2,069,586
    China Longyuan Power Group Corp. Class H                        1,745,000   2,005,409
    China Mengniu Dairy Co., Ltd.                                     976,000   4,274,454
    China Merchants Bank Co., Ltd. Class H                          3,724,554   7,405,880
    China Merchants Holdings International Co., Ltd.                1,023,426   3,621,437
#   China Minsheng Banking Corp., Ltd. Class H                      4,422,500   5,067,908
    China Mobile, Ltd.                                                 73,500     763,786
#   China Mobile, Ltd. Sponsored ADR                                  877,340  45,639,227
    China Molybdenum Co., Ltd. Class H                                896,322     365,691

THE EMERGING MARKETS SERIES
CONTINUED

                                                                     SHARES     VALUE++
                                                                    --------- -----------
CHINA -- (Continued)
#   China National Building Material Co., Ltd. Class H              2,181,916 $ 2,130,521
    China Oilfield Services, Ltd. Class H                           1,184,000   3,308,906
    China Overseas Land & Investment, Ltd.                          3,042,000   9,407,583
    China Pacific Insurance Group Co., Ltd. Class H                 1,946,000   7,019,557
    China Petroleum & Chemical Corp. ADR                              138,384  11,121,898
    China Petroleum & Chemical Corp. Class H                        8,186,800   6,627,276
#   China Railway Construction Corp., Ltd. Class H                  2,554,000   2,794,679
    China Railway Group, Ltd. Class H                               3,077,000   1,741,534
    China Resources Cement Holdings, Ltd.                           1,609,335   1,074,774
    China Resources Enterprise, Ltd.                                1,055,000   3,729,566
    China Resources Gas Group, Ltd.                                   572,000   1,480,068
    China Resources Land, Ltd.                                      1,574,000   4,559,723
    China Resources Power Holdings Co., Ltd.                        1,180,000   3,096,457
    China Shenhua Energy Co., Ltd. Class H                          2,766,500   8,397,514
#*  China Shipping Container Lines Co., Ltd. Class H                4,653,000   1,151,825
    China Southern Airlines Co., Ltd. Class H                       1,006,000     368,111
    China Southern Airlines Co., Ltd. Sponsored ADR                    10,900     201,650
    China State Construction International Holdings, Ltd.           1,318,000   2,217,311
*   China Taiping Insurance Holdings Co., Ltd.                        536,800     837,358
    China Telecom Corp., Ltd. ADR                                      50,817   2,626,223
    China Telecom Corp., Ltd. Class H                               3,562,000   1,860,628
    China Unicom Hong Kong, Ltd. ADR                                  470,600   7,341,360
    Chongqing Rural Commercial Bank Class H                            26,000      13,135
#   CITIC Pacific, Ltd.                                             1,669,000   2,367,193
#   CITIC Securities Co., Ltd. Class H                                896,000   1,876,482
    CNOOC, Ltd.                                                     3,105,000   6,299,613
    CNOOC, Ltd. ADR                                                   115,255  23,317,239
    COSCO Pacific, Ltd.                                             2,285,058   3,316,636
    Country Garden Holdings Co., Ltd.                               3,575,769   2,461,236
    CSR Corp., Ltd.                                                 1,471,000   1,218,245
    Datang International Power Generation Co., Ltd. Class H         1,616,000     740,153
    Dongfang Electric Corp., Ltd. Class H                             290,200     466,080
    Dongfeng Motor Group Co., Ltd. Class H                          2,302,000   3,242,736
    ENN Energy Holdings, Ltd.                                         514,000   3,030,872
#   Evergrande Real Estate Group, Ltd.                              6,559,000   2,775,729
    Fosun International, Ltd.                                       1,717,441   1,657,437
*   GCL-Poly Energy Holdings, Ltd.                                  5,826,814   1,780,275
#   Geely Automobile Holdings, Ltd.                                 3,655,000   1,847,148
#   Golden Eagle Retail Group, Ltd.                                   414,000     613,693
    Great Wall Motor Co., Ltd. Class H                                712,000   4,175,748
#   Greentown China Holdings, Ltd.                                    650,500   1,261,387
    Guangdong Investment, Ltd.                                      1,630,000   1,401,072
    Guangshen Railway Co., Ltd. Sponsored ADR                          29,254     769,380
    Guangzhou Automobile Group Co., Ltd. Class H                    1,996,259   2,366,711
*   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H    174,000     628,726
    Guangzhou R&F Properties Co., Ltd.                              1,225,600   2,147,290
    Haier Electronics Group Co., Ltd.                                 639,000   1,362,369
    Haitian International Holdings, Ltd.                               79,000     190,427
*   Hanergy Solar Group, Ltd.                                       6,844,000   1,164,777
    Hengan International Group Co., Ltd.                              545,500   6,682,917
    Huadian Power International Corp., Ltd. Class H                   856,000     396,501
    Huaneng Power International, Inc. Class H                         602,000     626,046

THE EMERGING MARKETS SERIES
CONTINUED

                                                                SHARES     VALUE++
                                                              ---------- ------------
CHINA -- (Continued)
    Huaneng Power International, Inc. Sponsored ADR               34,452 $  1,424,246
    Industrial & Commercial Bank of China, Ltd. Class H       59,907,185   41,919,158
#   Jiangsu Expressway Co., Ltd. Class H                         820,000    1,028,845
    Jiangxi Copper Co., Ltd. Class H                           1,421,000    2,727,994
    Kunlun Energy Co., Ltd.                                    2,312,000    3,788,068
#   Lenovo Group, Ltd.                                         4,593,278    4,908,482
    Longfor Properties Co., Ltd.                               1,094,000    1,787,911
#*  Metallurgical Corp. of China, Ltd. Class H                 2,646,000      542,838
*   New China Life Insurance Co., Ltd. Class H                   395,800    1,115,752
    New World China Land, Ltd.                                 2,554,000    1,405,596
#   Nine Dragons Paper Holdings, Ltd.                          1,905,000    1,569,343
#   PetroChina Co., Ltd. ADR                                     145,110   16,436,610
    PetroChina Co., Ltd. Class H                               2,814,000    3,204,529
    PICC Property & Casualty Co., Ltd. Class H                 2,279,920    3,478,462
#   Ping An Insurance Group Co. of China, Ltd. Class H         1,408,000   11,102,437
#   Shandong Weigao Group Medical Polymer Co., Ltd. Class H    1,204,000    1,127,449
    Shanghai Electric Group Co., Ltd. Class H                  2,502,000      880,846
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H        162,000      365,980
    Shanghai Industrial Holdings, Ltd.                           701,274    2,305,263
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H           495,400    1,025,536
    Shenzhou International Group Holdings, Ltd.                  390,000    1,337,165
#   Shimao Property Holdings, Ltd.                             1,956,371    4,901,753
    Sihuan Pharmaceutical Holdings Group, Ltd.                   704,000      524,549
    Sino Biopharmaceutical                                     1,120,000      785,805
#   Sino-Ocean Land Holdings, Ltd.                             2,338,192    1,482,647
    Sinopec Shanghai Petrochemical Co., Ltd. Class H           1,593,000      420,733
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR         6,545      253,684
*   Sinopec Yizheng Chemical Fibre Co., Ltd. Class H             896,000      248,234
    Sinopharm Group Co., Ltd. Class H                            747,600    2,020,137
#   SOHO China, Ltd.                                           2,899,263    2,545,194
    Sun Art Retail Group, Ltd.                                 1,746,000    2,855,362
    Tencent Holdings, Ltd.                                       763,600   41,659,099
    Tingyi Cayman Islands Holding Corp.                        1,440,000    4,068,319
    Tsingtao Brewery Co., Ltd. Class H                           186,000    1,522,039
#   Uni-President China Holdings, Ltd.                           759,000      756,397
    Want Want China Holdings, Ltd.                             4,391,000    6,728,884
    Weichai Power Co., Ltd. Class H                              428,200    1,713,920
#   Yanzhou Coal Mining Co., Ltd. Class H                        900,000      932,421
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                  108,916    1,116,389
    Zhaojin Mining Industry Co., Ltd.                            178,500      143,475
    Zhejiang Expressway Co., Ltd. Class H                        968,000      883,750
#   Zhuzhou CSR Times Electric Co., Ltd. Class H                 276,000      979,992
#   Zijin Mining Group Co., Ltd. Class H                       4,821,000    1,122,815
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.   1,066,200      986,280
#*  ZTE Corp. Class H                                            499,038    1,087,570
                                                                         ------------
TOTAL CHINA                                                               563,085,164
                                                                         ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA                                           188,633    3,159,915
    Banco de Bogota SA                                            20,555      727,982
    Bancolombia SA                                                99,771    1,376,079
    Bancolombia SA Sponsored ADR                                  89,105    5,001,464

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
    COLOMBIA -- (Continued)
        Cementos Argos SA                                322,140 $ 1,700,625
        Ecopetrol SA                                     979,672   2,329,656
    #   Ecopetrol SA Sponsored ADR                       220,479  10,441,885
        Empresa de Energia de Bogota SA                  831,271     698,455
        Grupo Aval Acciones y Valores                    620,146     435,857
        Grupo de Inversiones Suramericana SA               1,578      31,271
        Grupo Nutresa SA                                  19,691     280,951
        Interconexion Electrica SA ESP                   275,768   1,364,012
        Isagen SA ESP                                    762,874   1,217,470
                                                                 -----------
    TOTAL COLOMBIA                                                28,765,622
                                                                 -----------
    CZECH REPUBLIC -- (0.3%)
        CEZ A.S.                                         198,179   5,702,935
        Komercni Banka A.S.                               16,129   3,995,282
        Philip Morris CR A.S.                                276     156,982
        Telefonica Czech Republic A.S.                   142,100   2,317,001
    *   Unipetrol A.S.                                    12,131     108,718
                                                                 -----------
    TOTAL CZECH REPUBLIC                                          12,280,918
                                                                 -----------
    EGYPT -- (0.1%)
    #   Commercial International Bank Egypt S.A.E. GDR   276,614   1,599,823
    *   Egyptian Financial Group-Hermes Holding GDR          676       1,314
    *   Global Telecom Holding GDR                       428,641   1,450,597
                                                                 -----------
    TOTAL EGYPT                                                    3,051,734
                                                                 -----------
    HONG KONG -- (0.0%)
    *   FU JI Food and Catering Services Holdings, Ltd.   28,900       6,042
                                                                 -----------
    HUNGARY -- (0.3%)
        Magyar Telekom Telecommunications P.L.C.         438,413     601,140
        MOL Hungarian Oil and Gas P.L.C.                  41,546   2,840,659
        OTP Bank P.L.C.                                  250,935   5,205,691
        Richter Gedeon Nyrt                              145,205   2,761,122
    *   Tisza Chemical Group P.L.C.                       23,981     350,730
                                                                 -----------
    TOTAL HUNGARY                                                 11,759,342
                                                                 -----------
    INDIA -- (6.3%)
        ABB India, Ltd.                                   46,035     468,037
        ACC, Ltd.                                         51,847     956,996
        Adani Enterprises, Ltd.                          217,318     733,235
        Adani Ports and Special Economic Zone            403,387     952,985
    *   Adani Power, Ltd.                                722,177     381,568
        Aditya Birla Nuvo, Ltd.                           40,385     803,220
        Ambuja Cements, Ltd.                             720,850   2,195,203
        Apollo Hospitals Enterprise, Ltd.                 79,561   1,170,109
        Asian Paints, Ltd.                               264,310   2,314,086
        Axis Bank, Ltd.                                  270,273   5,381,461
        Bajaj Auto, Ltd.                                  88,932   3,080,795
        Bajaj Finserv, Ltd.                               38,658     403,056
        Bajaj Holdings and Investment, Ltd.               25,772     346,626
        Bank of Baroda                                    95,903   1,006,132

THE EMERGING MARKETS SERIES
CONTINUED

                                                      SHARES     VALUE++
                                                     --------- -----------
      INDIA -- (Continued)
          Bank of India                                151,325 $   521,283
          Berger Paints India, Ltd.                     41,763     155,793
          Bharat Electronics, Ltd.                      17,301     296,519
          Bharat Heavy Electricals, Ltd.               637,403   1,462,669
          Bharat Petroleum Corp., Ltd.                 153,491     896,272
          Bharti Airtel, Ltd.                          712,612   4,246,448
          Bhushan Steel, Ltd.                           51,151     399,813
          Bosch, Ltd.                                   11,944   1,706,929
          Britannia Industries, Ltd.                    15,574     237,646
          Cadila Healthcare, Ltd.                       39,235     421,314
          Cairn India, Ltd.                            401,975   2,087,453
          Canara Bank                                  118,214     498,049
          Cipla, Ltd.                                  360,392   2,425,164
          Colgate-Palmolive India, Ltd.                 41,197     830,204
          Container Corp. Of India                      54,732     675,928
          Cummins India, Ltd.                           67,546     434,537
          Dabur India, Ltd.                            495,434   1,432,160
          Divi's Laboratories, Ltd.                     41,087     649,578
          DLF, Ltd.                                    486,202   1,198,200
          Dr Reddy's Laboratories, Ltd.                 23,076     911,834
      #   Dr Reddy's Laboratories, Ltd. ADR             74,598   2,957,811
          Eicher Motors, Ltd.                            5,958     383,634
          Emami, Ltd.                                   51,759     417,703
          Engineers India, Ltd.                         41,692     119,991
      *   Essar Oil, Ltd.                              395,013     334,745
          Exide Industries, Ltd.                       228,981     464,171
          Federal Bank, Ltd.                           455,880     611,517
          GAIL India, Ltd.                             217,415   1,245,732
          GAIL India, Ltd. GDR                          28,791     998,369
          Gillette India, Ltd.                           2,685      91,142
          GlaxoSmithKline Consumer Healthcare, Ltd.      4,187     313,648
          GlaxoSmithKline Pharmaceuticals, Ltd.         25,574   1,010,720
          Glenmark Pharmaceuticals, Ltd.               101,902     930,363
          GMR Infrastructure, Ltd.                     454,854     160,388
          Godrej Consumer Products, Ltd.                89,727   1,263,741
          Godrej Industries, Ltd.                       89,305     427,634
          Grasim Industries, Ltd.                        6,300     288,359
          Havells India, Ltd.                           28,408     342,427
          HCL Technologies, Ltd.                       209,838   3,732,976
          HDFC Bank, Ltd.                            1,530,953  17,028,382
          Hero Motocorp, Ltd.                           36,833   1,241,452
          Hindalco Industries, Ltd.                  1,207,587   2,264,666
          Hindustan Petroleum Corp., Ltd.               73,212     239,649
          ICICI Bank, Ltd.                               8,735     158,592
          ICICI Bank, Ltd. Sponsored ADR               208,679   7,787,900
          IDBI Bank, Ltd.                              346,191     380,816
          Idea Cellular, Ltd.                          805,036   2,254,294
          IDFC, Ltd.                                   601,656   1,039,776
          Indian Oil Corp., Ltd.                       327,576   1,080,582
          IndusInd Bank, Ltd.                          190,939   1,382,314
          Infosys, Ltd.                                234,483  12,485,974
          Infosys, Ltd. Sponsored ADR                  233,468  12,387,812

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES     VALUE++
                                                      --------- -----------
    INDIA -- (Continued)
        ING Vysya Bank, Ltd.                             25,010 $   240,093
        Ipca Laboratories, Ltd.                          18,943     209,565
        ITC, Ltd.                                     2,259,060  12,277,426
        Jaiprakash Associates, Ltd.                   1,336,264   1,035,815
    *   Jaiprakash Power Ventures, Ltd.                 454,730     136,166
        Jindal Steel & Power, Ltd.                      381,409   1,493,990
        JSW Energy, Ltd.                                592,161     446,727
        JSW Steel, Ltd.                                 124,632   1,746,304
    *   Jubilant Foodworks, Ltd.                         18,139     358,977
        Kotak Mahindra Bank, Ltd.                       289,527   3,550,852
        Larsen & Toubro, Ltd.                           312,837   4,952,513
        Larsen & Toubro, Ltd. GDR                         7,667     117,406
        LIC Housing Finance, Ltd.                        53,635     196,383
        Lupin, Ltd.                                     134,973   1,945,126
        Mahindra & Mahindra, Ltd.                       332,035   4,781,557
    *   Mangalore Refinery & Petrochemicals, Ltd.       355,103     231,237
        Marico, Ltd.                                    116,346     399,147
        Maruti Suzuki India, Ltd.                        33,769     899,561
        Motherson Sumi Systems, Ltd.                    134,808     588,886
        Mphasis, Ltd.                                    73,800     507,909
        National Aluminium Co., Ltd.                    125,699      74,977
        Nestle India, Ltd.                               15,806   1,440,901
        NHPC, Ltd.                                    2,574,565     756,822
        NTPC, Ltd.                                      924,696   2,238,643
        Oberoi Realty, Ltd.                              13,876      42,609
        Oil & Natural Gas Corp., Ltd.                   699,873   3,334,065
        Oil India, Ltd.                                 100,495     773,739
    *   Oracle Financial Services Software, Ltd.         19,531   1,017,053
        Petronet LNG, Ltd.                              201,679     405,207
        Pidilite Industries, Ltd.                       144,452     676,501
        Piramal Enterprises, Ltd.                        60,551     554,284
        Power Grid Corp. of India, Ltd.                 900,251   1,480,598
        Procter & Gamble Hygiene & Health Care, Ltd.      7,944     355,821
    *   Ranbaxy Laboratories, Ltd.                      137,683     875,833
        Reliance Capital, Ltd.                           97,310     588,408
        Reliance Communications, Ltd.                   594,072   1,428,562
        Reliance Industries, Ltd.                     1,433,931  21,342,373
        Reliance Infrastructure, Ltd.                   111,967     787,579
    *   Reliance Power, Ltd.                            771,219     918,854
        Rural Electrification Corp., Ltd.                47,495     150,372
        Sesa Sterlite, Ltd.                           1,599,539   5,231,607
        Shree Cement, Ltd.                                8,675     625,379
        Shriram Transport Finance Co., Ltd.              76,457     764,579
        Siemens, Ltd.                                    73,172     701,722
        SJVN, Ltd.                                      381,249     119,239
        State Bank of India                             152,568   4,456,840
        Steel Authority of India, Ltd.                  346,711     350,380
        Sun Pharmaceutical Industries, Ltd.             613,492   6,059,298
        Sun TV Network, Ltd.                             78,375     534,821
        Tata Chemicals, Ltd.                              6,064      26,463
        Tata Consultancy Services, Ltd.                 413,679  14,186,300
        Tata Global Beverages, Ltd.                     370,091     987,476

THE EMERGING MARKETS SERIES
CONTINUED


                                                     SHARES     VALUE++
                                                   ---------- ------------
      INDIA -- (Continued)
          Tata Motors, Ltd.                           679,237 $  4,210,233
      #   Tata Motors, Ltd. Sponsored ADR              81,024    2,537,672
          Tata Power Co., Ltd.                        763,990    1,020,502
          Tata Steel, Ltd.                            301,827    1,654,195
          Tech Mahindra, Ltd.                          56,640    1,427,703
          Titan Industries, Ltd.                      207,778      912,550
          Torrent Power, Ltd.                           5,032        6,857
          Ultratech Cement, Ltd.                       40,093    1,278,594
          Union Bank of India                         151,552      304,434
      *   Unitech, Ltd.                             1,237,337      351,654
          United Breweries, Ltd.                       66,842      999,004
          United Spirits, Ltd.                         85,313    3,568,707
          Wipro, Ltd.                                 491,956    3,838,164
          Wockhardt, Ltd.                              19,651      142,527
          Yes Bank, Ltd.                              161,542      968,023
          Zee Entertainment Enterprises, Ltd.         389,718    1,685,695
                                                              ------------
      TOTAL INDIA                                              251,818,041
                                                              ------------
      INDONESIA -- (2.4%)
          Adaro Energy Tbk PT                      12,163,000    1,099,592
          AKR Corporindo Tbk PT                     1,720,000      739,212
          Alam Sutera Realty Tbk PT                12,012,500      647,773
          Aneka Tambang Persero Tbk PT              1,281,500      181,612
          Astra Agro Lestari Tbk PT                   415,000      684,106
          Astra International Tbk PT               17,653,110   10,408,071
          Bank Central Asia Tbk PT                 10,755,500    9,965,050
          Bank Danamon Indonesia Tbk PT             3,627,079    1,384,556
          Bank Mandiri Persero Tbk PT               9,040,117    6,903,025
          Bank Negara Indonesia Persero Tbk PT      7,388,222    3,149,505
      *   Bank Pan Indonesia Tbk PT                 7,175,000      457,130
          Bank Rakyat Indonesia Persero Tbk PT     10,941,500    7,679,040
      *   Bank Tabungan Pensiunan Nasional Tbk PT     768,500      298,023
      *   Bayan Resources Tbk PT                       79,500       61,323
          Bumi Serpong Damai PT                     7,524,500    1,043,790
          Charoen Pokphand Indonesia Tbk PT         6,496,500    2,245,280
          Ciputra Development Tbk PT                3,311,000      302,101
          Global Mediacom Tbk PT                    8,870,500    1,502,468
          Gudang Garam Tbk PT                         443,500    1,450,029
          Holcim Indonesia Tbk PT                   1,926,500      439,966
          Indo Tambangraya Megah Tbk PT               355,000      941,292
          Indocement Tunggal Prakarsa Tbk PT        1,284,500    2,380,443
          Indofood CBP Sukses Makmur Tbk PT           998,500      991,299
          Indofood Sukses Makmur Tbk PT             4,404,000    2,594,513
          Indomobil Sukses Internasional Tbk PT        22,000        9,951
          Indosat Tbk PT                            1,006,500      392,592
          Indosat Tbk PT ADR                            1,674       34,317
      *   Inovisi Infracom Tbk PT                     271,945       18,563
          Japfa Comfeed Indonesia Tbk PT              853,500      105,919
          Jasa Marga Persero Tbk PT                 1,526,500      710,646
          Kalbe Farma Tbk PT                       21,762,500    2,505,587
      *   Lippo Karawaci Tbk PT                    31,811,500    3,185,355
          Mayora Indah Tbk PT                         870,333    2,258,409

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES     VALUE++
                                                           ---------- -----------
INDONESIA -- (Continued)
    Media Nusantara Citra Tbk PT                            4,428,000 $   980,654
    MNC Investama Tbk PT                                   13,972,500     433,494
*   Panasia Indo Resources Tbk PT                              75,100       2,765
    Perusahaan Gas Negara Persero Tbk PT                    8,045,500   3,638,921
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT       8,500       1,205
    Semen Indonesia Persero Tbk PT                          2,585,500   3,289,513
    Sinar Mas Agro Resources and Technology Tbk PT          1,116,500     643,574
    Sumber Alfaria Trijaya Tbk PT                              40,000       1,914
    Surya Citra Media Tbk PT                                2,348,500     489,471
    Tambang Batubara Bukit Asam Persero Tbk PT                848,500     914,646
    Telekomunikasi Indonesia Persero Tbk PT                39,175,700   8,148,953
*   Tower Bersama Infrastructure Tbk PT                     1,510,500     763,319
*   Trada Maritime Tbk PT                                   3,944,000     531,694
    Unilever Indonesia Tbk PT                               1,381,500   3,673,378
    United Tractors Tbk PT                                  1,461,196   2,267,886
    Vale Indonesia Tbk PT                                   3,118,500     682,950
    XL Axiata Tbk PT                                        2,210,000     876,631
                                                                      -----------
TOTAL INDONESIA                                                        94,111,506
                                                                      -----------
MALAYSIA -- (4.1%)
    Aeon Co. M Bhd                                             46,100     233,520
    Affin Holdings Bhd                                        532,900     719,766
#   AirAsia BHD                                             1,748,600   1,484,466
    Alliance Financial Group Bhd                            1,339,200   2,201,353
    AMMB Holdings Bhd                                       2,074,859   4,869,634
    Axiata Group Bhd                                        2,713,975   5,907,866
    Batu Kawan BHD                                             86,200     534,558
    Berjaya Land Bhd                                           95,000      25,441
    Berjaya Sports Toto Bhd                                   725,025     935,147
    Boustead Holdings Bhd                                     454,586     753,459
    British American Tobacco Malaysia Bhd                     119,400   2,402,822
*   Bumi Armada Bhd                                         1,127,700   1,415,219
#   CIMB Group Holdings Bhd                                 5,147,141  12,234,882
    Dialog Group BHD                                        1,706,900   1,486,691
    DiGi.Com Bhd                                            3,544,020   5,613,007
    DRB-Hicom Bhd                                           1,203,600     968,555
    Fraser & Neave Holdings Bhd                                90,500     533,870
    Gamuda Bhd                                              1,929,900   2,978,409
    Genting Bhd                                             1,894,300   6,289,120
#   Genting Malaysia Bhd                                    3,181,700   4,354,954
    Genting Plantations Bhd                                   282,600     974,103
    Guinness Anchor Bhd                                       135,200     740,962
    Hartalega Holdings Bhd                                    127,900     293,158
    Hong Leong Bank Bhd                                       606,560   2,746,170
    Hong Leong Financial Group Bhd                            231,829   1,111,172
    IJM Corp. Bhd                                           1,628,281   2,993,924
    IOI Corp. Bhd                                           3,073,105   5,301,318
    KPJ Healthcare Bhd                                         66,100     127,800
    Kuala Lumpur Kepong Bhd                                   477,300   3,492,611
    Kulim Malaysia BHD                                        470,200     506,583
    Lafarge Malayan Bhd                                       343,580   1,084,725
    Magnum Bhd                                                 39,300      41,240

THE EMERGING MARKETS SERIES
CONTINUED


                                                                      SHARES     VALUE++
                                                                    ---------- ------------
MALAYSIA -- (Continued)
#   Malayan Banking Bhd                                              5,003,321 $ 15,508,389
    Malaysia Airports Holdings Bhd                                     811,351    2,163,257
    Malaysia Marine and Heavy Engineering Holdings Bhd                 414,500      509,731
*   Malaysian Airline System Bhd                                     4,055,900      436,425
#   Maxis Bhd                                                        2,398,100    5,464,988
*   MISC Bhd                                                         1,391,098    2,251,541
    MMC Corp. Bhd                                                    1,092,100      927,246
    Nestle Malaysia Bhd                                                189,300    4,077,784
#   Parkson Holdings Bhd                                               585,720      697,999
    Petronas Chemicals Group Bhd                                     2,844,500    6,409,586
    Petronas Dagangan BHD                                              259,900    2,520,542
    Petronas Gas Bhd                                                   495,300    3,850,433
#   PPB Group Bhd                                                      531,900    2,476,808
    Public Bank Bhd(B012W42)                                            67,739      393,149
    Public Bank Bhd(B012W53)                                         1,029,701    5,977,690
    RHB Capital Bhd                                                    779,295    1,949,590
*   Sapurakencana Petroleum Bhd                                      3,695,300    4,685,414
    Shell Refining Co. Federation of Malaya Bhd                        108,100      244,074
    Sime Darby Bhd                                                   2,858,620    8,634,345
    SP Setia Bhd                                                       623,400      606,817
    Sunway Bhd                                                          48,000       42,383
    Telekom Malaysia Bhd                                               898,300    1,491,500
    Tenaga Nasional Bhd                                              2,536,450    7,579,716
    UEM Sunrise Bhd                                                  2,094,637    1,552,038
    UMW Holdings Bhd                                                   593,466    2,406,662
    United Plantations BHD                                              49,300      417,483
    YTL Corp. Bhd                                                    5,691,586    2,975,672
#   YTL Power International Bhd                                      1,948,640    1,173,318
                                                                               ------------
TOTAL MALAYSIA                                                                  162,781,085
                                                                               ------------
MEXICO -- (5.2%)
    Alfa S.A.B. de C.V. Class A                                      3,254,340    8,909,542
#   Alpek S.A. de C.V.                                                  57,811      124,951
#   America Movil S.A.B. de C.V. Series L                           37,750,669   40,420,537
    America Movil S.A.B. de C.V. Series L ADR                           22,528      482,324
    Arca Continental S.A.B. de C.V.                                    357,200    2,113,537
#*  Cemex S.A.B. de C.V.                                             1,864,388    1,980,526
*   Cemex S.A.B. de C.V. Sponsored ADR                               1,285,964   13,605,497
#   Coca-Cola Femsa S.A.B. de C.V. Series L                            298,900    3,642,538
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                        13,716    1,667,043
    Controladora Comercial Mexicana S.A.B. de C.V.                     587,862    2,397,901
*   Corp. Interamericana de Entretenimiento S.A.B. de C.V. Class B       8,726        5,952
    El Puerto de Liverpool S.A.B. de C.V.                              177,295    1,909,346
    Fomento Economico Mexicano S.A.B. de C.V.                        1,793,669   16,765,060
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR             25,323    2,362,636
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR                  34,897    4,153,092
#   Grupo Bimbo S.A.B. de C.V. Series A                              1,661,379    5,590,031
#   Grupo Carso S.A.B. de C.V. Series A1                               704,241    3,837,168
    Grupo Comercial Chedraui S.A. de C.V.                              359,836    1,121,380
    Grupo Financiero Banorte S.A.B. de C.V.                          2,832,687   18,133,018
    Grupo Financiero Inbursa S.A.B. de C.V.                          2,146,713    5,531,625
    Grupo Industrial Maseca S.A.B. de C.V. Class B                      92,387      165,270

THE EMERGING MARKETS SERIES
CONTINUED


                                                                             SHARES     VALUE++
                                                                           ---------- ------------
MEXICO -- (Continued)
    Grupo Mexico S.A.B. de C.V. Series B                                    3,796,416 $ 12,031,792
*   Grupo Qumma S.A. de C.V. Series B                                           1,591           --
    Grupo Televisa S.A.B. Series CPO                                        2,556,698   15,557,014
    Grupo Televisa S.A.B. Sponsored ADR                                       116,618    3,549,852
#*  Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.   2,373,426    4,820,617
*   Industrias CH S.A.B. de C.V. Series B                                      19,078       93,612
    Industrias Penoles S.A.B. de C.V.                                         108,150    3,140,161
    Kimberly-Clark de Mexico S.A.B. de C.V. Class A                         1,823,400    5,544,025
    Mexichem S.A.B. de C.V.                                                 1,035,324    4,313,569
#*  Minera Frisco S.A.B. de C.V.                                              783,633    2,012,049
#*  OHL Mexico S.A.B. de C.V.                                                 761,383    1,953,753
*   Organizacion Soriana S.A.B. de C.V. Class B                             1,112,475    3,599,892
#*  Promotora y Operadora de Infraestructura S.A.B. de C.V.                    34,023      345,491
    Savia SA Class A                                                          120,000           --
    Wal-Mart de Mexico S.A.B. de C.V. Series V                              5,418,775   14,087,631
                                                                                      ------------
TOTAL MEXICO                                                                           205,968,432
                                                                                      ------------
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                                  3,559       42,067
#   Cia de Minas Buenaventura SA ADR                                          103,995    1,507,928
    Credicorp, Ltd.                                                            63,638    8,692,951
                                                                                      ------------
TOTAL PERU                                                                              10,242,946
                                                                                      ------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                                           1,585,460    1,867,483
    Aboitiz Power Corp.                                                     1,495,200    1,177,078
    Alliance Global Group, Inc.                                             6,710,300    4,094,443
    Ayala Corp.                                                               183,605    2,563,503
    Ayala Land, Inc.                                                        5,882,318    4,004,506
    Bank of the Philippine Islands                                            844,014    1,953,048
    BDO Unibank, Inc.                                                       1,533,841    2,877,595
    China Banking Corp.                                                         1,380        1,980
    DMCI Holdings, Inc.                                                     1,070,440    1,282,267
    Energy Development Corp.                                                8,586,100    1,152,282
*   Fwbc Holdings, Inc.                                                     2,006,957           --
    Globe Telecom, Inc.                                                        34,395    1,385,633
    International Container Terminal Services, Inc.                           876,380    2,109,925
    JG Summit Holdings, Inc.                                                  168,900      170,691
    Jollibee Foods Corp.                                                      408,700    1,678,645
    LT Group, Inc.                                                          1,742,400      669,463
    Manila Electric Co.                                                       126,130      887,082
    Megaworld Corp.                                                        18,982,000    1,684,115
    Metro Pacific Investments Corp.                                         9,128,100    1,030,550
    Metropolitan Bank & Trust                                               1,146,499    2,363,902
    Philippine Long Distance Telephone Co.                                     36,785    2,440,978
    Philippine Long Distance Telephone Co. Sponsored ADR                        3,998      264,468
*   Philippine National Bank                                                  349,520      780,771
    Robinsons Land Corp.                                                    2,175,300    1,141,102
    San Miguel Corp.                                                          427,890      752,713
    Semirara Mining Corp.                                                     112,800      720,168
    SM Investments Corp.                                                      294,252    5,829,165
    SM Prime Holdings, Inc.                                                 5,616,110    2,487,796

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES     VALUE++
                                                      --------- -----------
     PHILIPPINES -- (Continued)
         Top Frontier Investment Holdings, Inc.          42,789 $    38,125
         Universal Robina Corp.                         879,930   2,597,230
                                                                -----------
     TOTAL PHILIPPINES                                           50,006,707
                                                                -----------
     POLAND -- (1.7%)
         Bank Handlowy w Warszawie SA                    36,694   1,410,312
     *   Bank Millennium SA                             701,813   1,744,300
         Bank Pekao SA                                  132,686   8,307,741
         Bank Zachodni WBK SA                             3,346     407,542
     #   BRE Bank SA                                     17,078   2,820,500
     *   Cyfrowy Polsat SA                               86,412     628,642
         Enea SA                                         73,778     347,175
         Eurocash SA                                     72,770   1,117,844
     *   Getin Noble Bank SA                          1,002,923     884,879
         Grupa Azoty SA                                  27,128     717,156
     *   Grupa Lotos SA                                  25,811     314,854
         Grupa Zywiec SA                                 11,564   1,654,765
     *   ING Bank Slaski SA                              34,085   1,249,699
         Jastrzebska Spolka Weglowa SA                   38,639     834,216
     *   Kernel Holding SA                               14,630     196,800
         KGHM Polska Miedz SA                           131,777   5,320,103
         LPP SA                                             521   1,525,280
         Lubelski Wegiel Bogdanka SA                      9,469     349,917
         PGE SA                                         920,894   5,379,332
         Polski Koncern Naftowy Orlen SA                378,082   5,333,795
         Polskie Gornictwo Naftowe i Gazownictwo SA   1,617,383   2,974,738
         Powszechna Kasa Oszczednosci Bank Polski SA    854,863  11,324,324
         Powszechny Zaklad Ubezpieczen SA                59,813   9,098,301
         Synthos SA                                     506,543     857,880
         Tauron Polska Energia SA                       776,176   1,266,154
         Telekomunikacja Polska SA                      616,223   1,995,723
                                                                -----------
     TOTAL POLAND                                                68,061,972
                                                                -----------
     RUSSIA -- (5.2%)
         Eurasia Drilling Co., Ltd. GDR                 126,471   5,352,340
         Federal Hydrogenerating Co. JSC ADR          1,423,628   2,402,651
         Gazprom OAO Sponsored ADR                    6,850,921  64,038,306
         Globaltrans Investment P.L.C. GDR               83,363   1,268,848
         Lukoil OAO Sponsored ADR                       556,966  36,477,853
         Magnitogorsk Iron & Steel Works GDR            155,928     503,891
         Mail.ru Group, Ltd. GDR                         46,941   1,730,776
     #*  Mechel Sponsored ADR                           170,001     537,203
         MMC Norilsk Nickel OJSC ADR                    532,268   8,040,268
         Novolipetsk Steel OJSC GDR                      97,820   1,666,731
         Novorossiysk Commercial Sea Port PJSC GDR       33,123     273,313
         O'Key Group SA GDR                              35,623     421,309
         Phosagro OAO GDR                                52,146     539,336
     *   PIK Group GDR                                    2,241       4,513
         Rosneft OAO GDR                              1,224,426   9,660,424
         Rostelecom OJSC Sponsored ADR                   69,399   1,508,206
         Sberbank of Russia Sponsored ADR             2,809,303  35,825,291
         Severstal OAO GDR                              247,044   2,151,943

THE EMERGING MARKETS SERIES
CONTINUED


                                                   SHARES     VALUE++
                                                  --------- ------------
       RUSSIA -- (Continued)
           Tatneft OAO Sponsored ADR                241,102 $  9,903,972
           TMK OAO GDR                               52,030      671,811
           Uralkali OJSC GDR                        271,413    7,242,402
       #   VimpelCom, Ltd. Sponsored ADR            610,357    8,783,037
           VTB Bank OJSC GDR                      1,820,217    5,043,262
       *   X5 Retail Group NV GDR                    98,102    1,594,710
                                                            ------------
       TOTAL RUSSIA                                          205,642,396
                                                            ------------
       SOUTH AFRICA -- (7.1%)
       #   African Bank Investments, Ltd.           709,671    1,198,912
           African Rainbow Minerals, Ltd.           128,693    2,463,932
       *   Anglo American Platinum, Ltd.             74,041    2,993,122
       #   AngloGold Ashanti, Ltd. Sponsored ADR    331,815    5,010,406
       *   ArcelorMittal South Africa, Ltd.         203,913      803,388
           Aspen Pharmacare Holdings, Ltd.          307,375    8,551,052
           Assore, Ltd.                              31,119    1,270,935
           AVI, Ltd.                                294,307    1,728,847
       #   Barclays Africa Group, Ltd.              365,243    5,641,249
           Barloworld, Ltd.                         275,602    2,468,889
       #   Bidvest Group, Ltd.                      338,327    9,014,568
       #   Capitec Bank Holdings, Ltd.               44,862      955,715
           Coronation Fund Managers, Ltd.           230,512    1,880,019
           Discovery, Ltd.                          357,805    3,023,665
           Distell Group, Ltd.                       16,261      217,697
       #   Exxaro Resources, Ltd.                   142,511    2,182,475
           FirstRand, Ltd.                        3,444,432   12,365,468
           Foschini Group, Ltd. (The)               229,375    2,642,421
       #   Gold Fields, Ltd. Sponsored ADR          710,430    3,267,978
           Harmony Gold Mining Co., Ltd.             77,306      266,751
           Impala Platinum Holdings, Ltd.           509,209    6,185,195
           Imperial Holdings, Ltd.                  227,001    4,824,722
           Investec, Ltd.                           266,068    1,885,783
       #   Kumba Iron Ore, Ltd.                      74,255    3,105,361
           Liberty Holdings, Ltd.                   159,000    1,965,781
           Life Healthcare Group Holdings, Ltd.     937,361    3,823,307
           Massmart Holdings, Ltd.                  103,729    1,663,046
           Mediclinic International, Ltd.           306,464    2,309,490
           MMI Holdings, Ltd.                     1,346,403    3,300,819
           Mondi, Ltd.                              128,477    2,296,433
       #   Mr Price Group, Ltd.                     238,341    3,751,202
       #   MTN Group, Ltd.                        1,882,816   37,425,026
           Nampak, Ltd.                             704,489    2,328,997
       #   Naspers, Ltd. Class N                    416,705   39,005,158
           Nedbank Group, Ltd.                      230,958    5,021,448
           Netcare, Ltd.                          1,050,827    2,607,564
       #   Pick n Pay Stores, Ltd.                  244,318    1,154,662
           PPC, Ltd.                                 60,146      190,005
           PSG Group, Ltd.                           61,341      504,395
           Sanlam, Ltd.                           1,983,108   10,640,506
           Santam, Ltd.                              38,343      727,798
       #   Sasol, Ltd.                               19,082      975,048
       #   Sasol, Ltd. Sponsored ADR                583,774   29,784,149

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
 SOUTH AFRICA -- (Continued)
     Shoprite Holdings, Ltd.                               430,118 $  7,876,581
     Spar Group, Ltd. (The)                                171,619    2,196,130
     Standard Bank Group, Ltd.                           1,209,908   15,392,568
 #*  Steinhoff International Holdings, Ltd.              1,482,591    5,723,271
 #   Tiger Brands, Ltd.                                    168,710    4,949,436
     Truworths International, Ltd.                         453,643    4,335,321
     Tsogo Sun Holdings, Ltd.                              288,868      810,061
 #   Vodacom Group, Ltd.                                   391,328    4,488,711
     Woolworths Holdings, Ltd.                             667,992    5,024,178
                                                                   ------------
 TOTAL SOUTH AFRICA                                                 284,219,641
                                                                   ------------
 SOUTH KOREA -- (14.9%)
     Amorepacific Corp.                                      2,987    2,451,185
 #   AMOREPACIFIC Group                                      3,010    1,062,180
     BS Financial Group, Inc.                              221,660    3,558,705
 #   Celltrion, Inc.                                        55,053    2,394,059
     Cheil Industries, Inc.                                 51,812    4,393,147
 *   Cheil Worldwide, Inc.                                  87,060    2,145,048
 #   CJ CheilJedang Corp.                                    8,825    2,141,755
 #   CJ Corp.                                               16,574    1,733,466
 *   CJ Korea Express Co., Ltd.                              5,587      485,660
     Coway Co., Ltd.                                        50,818    2,908,622
     Daelim Industrial Co., Ltd.                            36,223    3,362,334
 #*  Daewoo Engineering & Construction Co., Ltd.           133,508    1,081,754
 #   Daewoo International Corp.                             45,753    1,685,213
     Daewoo Securities Co., Ltd.                           220,281    2,055,924
 #   Daewoo Shipbuilding & Marine Engineering Co., Ltd.    109,830    3,458,486
     Dongbu Insurance Co., Ltd.                             45,450    2,033,796
     Doosan Corp.                                            9,398    1,259,008
 #   Doosan Heavy Industries & Construction Co., Ltd.       52,779    2,154,093
 #*  Doosan Infracore Co., Ltd.                            100,420    1,437,335
     E-Mart Co., Ltd.                                       25,293    6,052,515
 #   GS Engineering & Construction Corp.                    38,637    1,304,484
     GS Holdings                                            66,625    3,668,849
     Hana Financial Group, Inc.                            316,379   12,165,496
     Hankook Tire Co., Ltd.                                 66,995    3,930,219
 #   Hanwha Chemical Corp.                                  98,760    2,167,636
     Hanwha Corp.                                           47,620    1,802,446
     Hanwha Life Insurance Co., Ltd.                       204,320    1,366,221
     Hite Jinro Co., Ltd.                                   22,640      555,726
 #   Hotel Shilla Co., Ltd.                                 31,278    2,020,508
     Hyundai Department Store Co., Ltd.                     17,135    2,728,457
     Hyundai Engineering & Construction Co., Ltd.           77,500    4,446,185
     Hyundai Glovis Co., Ltd.                               11,990    2,658,328
 #   Hyundai Heavy Industries Co., Ltd.                     44,760   10,688,559
     Hyundai Hysco Co., Ltd.                                35,114    1,390,074
     Hyundai Marine & Fire Insurance Co., Ltd.              68,600    1,960,088
 #*  Hyundai Merchant Marine Co., Ltd.                      47,685      617,006
     Hyundai Mobis                                          70,280   19,824,583
     Hyundai Motor Co.                                     158,812   37,835,980
     Hyundai Steel Co.                                      70,734    5,824,103
     Hyundai Wia Corp.                                      14,396    2,478,489

THE EMERGING MARKETS SERIES
CONTINUED


                                                      SHARES    VALUE++
                                                      ------- ------------
     SOUTH KOREA -- (Continued)
         Industrial Bank of Korea                     195,210 $  2,255,001
     #   Kangwon Land, Inc.                           114,660    3,150,952
         KB Financial Group, Inc.                     353,265   13,912,801
         KB Financial Group, Inc. ADR                  97,918    3,800,198
         KCC Corp.                                      6,039    2,421,775
     #   KEPCO Engineering & Construction Co., Inc.     8,507      451,492
         KEPCO Plant Service & Engineering Co., Ltd.   12,199      618,348
     #   Kia Motors Corp.                             270,669   15,726,190
     #   Korea Aerospace Industries, Ltd.              35,900      947,386
     *   Korea Electric Power Corp.                   197,690    5,279,505
         Korea Gas Corp.                               22,866    1,374,913
         Korea Investment Holdings Co., Ltd.           32,780    1,278,863
         Korea Zinc Co., Ltd.                           9,259    2,684,088
     *   Korean Air Lines Co., Ltd.                    31,881    1,016,863
         KT Corp.                                      23,160      765,491
     #   KT&G Corp.                                   100,502    7,337,930
         Kumho Petro chemical Co., Ltd.                15,006    1,468,977
         LG Chem, Ltd.                                 47,843   13,495,647
         LG Corp.                                     108,548    6,417,094
     *   LG Display Co., Ltd.                          14,300      334,718
     #*  LG Display Co., Ltd. ADR                     486,337    5,690,143
     #   LG Electronics, Inc.                         113,853    7,292,964
     #   LG Household & Health Care, Ltd.               8,626    4,484,056
     *   LG Uplus Corp.                               259,030    2,965,918
         Lotte Chemical Corp.                          21,503    4,405,953
         Lotte Confectionery Co., Ltd.                    263      451,000
         Lotte Shopping Co., Ltd.                      12,940    4,912,401
         LS Corp.                                      17,345    1,296,403
         Macquarie Korea Infrastructure Fund          200,980    1,250,062
     #   Mando Corp.                                   10,816    1,458,139
         Naver Corp.                                   27,242   15,287,313
     #   NCSoft Corp.                                  14,464    2,803,631
     #   OCI Co., Ltd.                                 17,637    3,191,755
     #   Orion Corp/Republic of South Korea             3,321    3,238,551
         POSCO                                         50,240   14,998,694
         POSCO ADR                                     67,985    5,062,163
         S-1 Corp.                                     16,316      973,019
         S-Oil Corp.                                   47,441    3,461,862
         Samsung C&T Corp.                            143,779    8,531,551
         Samsung Card Co., Ltd.                        23,720      878,949
     #   Samsung Electro-Mechanics Co., Ltd.           57,281    4,393,962
         Samsung Electronics Co., Ltd.                 81,840  112,862,139
         Samsung Electronics Co., Ltd. GDR             49,372   34,218,733
     #   Samsung Engineering Co., Ltd.                 27,417    1,933,129
         Samsung Fire & Marine Insurance Co., Ltd.     37,748    8,827,137
     #   Samsung Heavy Industries Co., Ltd.           168,600    6,182,114
         Samsung Life Insurance Co., Ltd.              61,987    6,103,529
     #   Samsung SDI Co., Ltd.                         39,230    6,539,296
         Samsung Securities Co., Ltd.                  68,528    3,037,852
         Samsung Techwin Co., Ltd.                     34,401    1,875,037
         Shinhan Financial Group Co., Ltd.            374,876   16,345,946
         Shinhan Financial Group Co., Ltd. ADR         86,082    3,730,794

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES     VALUE++
                                                     ---------- ------------
   SOUTH KOREA -- (Continued)
       Shinsegae Co., Ltd.                                6,575 $  1,655,278
       SK C&C Co., Ltd.                                  21,215    2,286,460
       SK Holdings Co., Ltd.                             29,943    5,426,863
   *   SK Hynix, Inc.                                   512,610   15,424,892
       SK Innovation Co., Ltd.                           69,006    9,671,813
       SK Networks Co., Ltd.                              5,020       31,514
       SK Telecom Co., Ltd.                               8,002    1,743,798
       Woori Finance Holdings Co., Ltd.                 419,590    4,970,990
   #   Woori Finance Holdings Co., Ltd. ADR               1,223       42,854
       Woori Investment & Securities Co., Ltd.          147,510    1,557,884
       Young Poong Corp.                                    176      234,109
                                                                ------------
   TOTAL SOUTH KOREA                                             593,756,604
                                                                ------------
   TAIWAN -- (12.3%)
   #*  Acer, Inc.                                     3,542,040    2,314,230
       Advanced Semiconductor Engineering, Inc.       6,439,929    6,341,065
       Advanced Semiconductor Engineering, Inc. ADR      77,739      383,253
       Advantech Co., Ltd.                              273,200    1,751,109
       Asia Cement Corp.                              2,445,802    3,317,699
   #   Asustek Computer, Inc.                           834,180    6,366,541
   #*  AU Optronics Corp.                             7,260,873    2,374,972
   *   AU Optronics Corp. Sponsored ADR                 326,626    1,032,138
   #   Catcher Technology Co., Ltd.                     762,429    4,432,855
       Cathay Financial Holding Co., Ltd.             8,634,048   13,043,972
       Cathay Real Estate Development Co., Ltd.         839,000      585,059
       Chang Hwa Commercial Bank                      5,665,043    3,398,232
       Cheng Shin Rubber Industry Co., Ltd.           2,017,965    5,380,955
       Cheng Uei Precision Industry Co., Ltd.           384,109      805,525
       Chicony Electronics Co., Ltd.                    507,574    1,264,980
   *   China Airlines, Ltd.                           3,543,536    1,283,623
       China Development Financial Holding Corp.     16,637,121    4,972,731
       China Life Insurance Co., Ltd.                 2,999,797    2,943,938
       China Motor Corp.                                649,000      620,199
       China Petrochemical Development Corp.          2,243,613    1,128,319
       China Steel Chemical Corp.                       148,000      886,819
   #   China Steel Corp.                             12,562,895   10,917,997
   #   Chipbond Technology Corp.                        575,000    1,161,939
       Chunghwa Telecom Co., Ltd.                       947,000    3,040,317
   #   Chunghwa Telecom Co., Ltd. ADR                   236,502    7,530,224
       Clevo Co.                                        526,075    1,118,509
       Compal Electronics, Inc.                       5,806,541    4,543,343
       CTBC Financial Holding Co., Ltd.              14,872,997   10,088,839
       CTCI Corp.                                       638,000    1,115,795
       Delta Electronics, Inc.                        1,873,366    9,742,390
   #   E.Sun Financial Holding Co., Ltd.              5,847,651    3,916,182
       Eclat Textile Co., Ltd.                          159,120    1,749,919
   #   Epistar Corp.                                  1,169,000    2,027,153
   *   Eva Airways Corp.                              1,930,600    1,074,689
   *   Evergreen Marine Corp. Taiwan, Ltd.            2,269,249    1,335,078
       Far Eastern Department Stores Co., Ltd.        1,110,993    1,195,001
       Far Eastern New Century Corp.                  3,475,335    3,991,931
       Far EasTone Telecommunications Co., Ltd.       1,630,000    3,734,004

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
 TAIWAN -- (Continued)
     Farglory Land Development Co., Ltd.                    394,229 $   724,138
     Feng Hsin Iron & Steel Co.                             214,000     389,438
     Feng TAY Enterprise Co., Ltd.                           53,000     138,916
     First Financial Holding Co., Ltd.                    8,434,371   5,220,114
     Formosa Chemicals & Fibre Corp.                      3,500,518  10,117,665
     Formosa International Hotels Corp.                      31,460     378,831
     Formosa Petrochemical Corp.                          1,179,000   3,167,377
     Formosa Plastics Corp.                               4,268,153  11,598,832
     Formosa Taffeta Co., Ltd.                              848,000   1,053,975
     Foxconn Technology Co., Ltd.                           996,237   2,503,636
     Fubon Financial Holding Co., Ltd.                    7,497,233  10,987,630
     Giant Manufacturing Co., Ltd.                          274,506   2,060,129
 #   Gourmet Master Co., Ltd.                                33,000     219,690
 #*  HannStar Display Corp.                               3,348,000   1,121,007
     Highwealth Construction Corp.                          384,200     829,360
 #   Hiwin Technologies Corp.                               174,173   1,371,908
     Hon Hai Precision Industry Co., Ltd.                12,590,056  32,007,618
 #   Hotai Motor Co., Ltd.                                  235,000   2,795,579
 #   HTC Corp.                                              813,235   3,991,612
     Hua Nan Financial Holdings Co., Ltd.                 6,620,828   3,925,446
 #*  Innolux Corp.                                        8,365,341   3,317,575
 *   Inotera Memories, Inc.                               1,642,000   1,058,805
     Inventec Corp.                                       3,189,551   2,854,837
     Kenda Rubber Industrial Co., Ltd.                      532,481   1,046,963
     Kinsus Interconnect Technology Corp.                   289,000   1,031,794
     Largan Precision Co., Ltd.                              97,860   3,332,456
     LCY Chemical Corp.                                     434,123     573,073
     Lite-On Technology Corp.                             2,310,358   4,044,631
 #   Lung Yen Life Service Corp.                            117,000     354,160
 #*  Macronix International                               4,110,218     960,823
 #   MediaTek, Inc.                                       1,249,995  17,089,840
     Mega Financial Holding Co., Ltd.                    10,462,000   9,058,925
     Merida Industry Co., Ltd.                              194,750   1,474,336
     Nan Kang Rubber Tire Co., Ltd.                         534,780     687,258
     Nan Ya Plastics Corp.                                4,851,599  11,065,717
     Novatek Microelectronics Corp.                         582,000   2,305,554
     Oriental Union Chemical Corp.                          248,000     263,738
 #   Pegatron Corp.                                       2,039,345   2,841,563
 #   Phison Electronics Corp.                               146,000   1,049,236
     Pou Chen Corp.                                       2,701,487   3,290,669
     Powertech Technology, Inc.                             929,819   1,675,656
     President Chain Store Corp.                            556,831   4,061,504
 #   Quanta Computer, Inc.                                2,553,000   6,052,631
 #   Radiant Opto-Electronics Corp.                         474,170   1,774,342
 #   Realtek Semiconductor Corp.                            398,950     927,507
 #   Ruentex Development Co., Ltd.                          699,351   1,463,704
 #   Ruentex Industries, Ltd.                               496,937   1,282,238
     Sanyang Industry Co., Ltd.                             418,000     731,492
     ScinoPharm Taiwan, Ltd.                                245,440     816,569
 #   Shin Kong Financial Holding Co., Ltd.                8,569,708   2,980,368
     Siliconware Precision Industries Co.                 2,997,324   3,641,645
     Siliconware Precision Industries Co. Sponsored ADR      67,173     402,366

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES     VALUE++
                                                     ---------- ------------
   TAIWAN -- (Continued)
       Simplo Technology Co., Ltd.                      298,000 $  1,465,272
       SinoPac Financial Holdings Co., Ltd.           7,945,105    3,931,743
       St Shine Optical Co., Ltd.                        42,000    1,236,997
       Standard Foods Corp.                             269,784      827,230
       Synnex Technology International Corp.          1,493,756    2,383,034
       Taishin Financial Holding Co., Ltd.            8,855,372    4,472,425
   *   Taiwan Business Bank                           4,733,871    1,454,971
       Taiwan Cement Corp.                            4,100,720    5,968,142
       Taiwan Cooperative Financial Holding           6,737,371    3,788,474
       Taiwan FamilyMart Co., Ltd.                       16,000       87,138
       Taiwan Fertilizer Co., Ltd.                    1,089,000    2,594,996
       Taiwan Glass Industry Corp.                    1,136,253    1,149,856
       Taiwan Mobile Co., Ltd.                        1,725,300    5,884,815
       Taiwan Secom Co., Ltd.                            49,000      118,743
   #   Taiwan Semiconductor Manufacturing Co., Ltd.  25,188,808   92,834,992
       Teco Electric and Machinery Co., Ltd.          2,181,000    2,326,080
   #   Ton Yi Industrial Corp.                          763,000      844,249
       Transcend Information, Inc.                      231,181      730,123
       Tripod Technology Corp.                          482,870      954,813
       TSRC Corp.                                       633,300    1,170,961
       U-Ming Marine Transport Corp.                    551,860      906,256
       Uni-President Enterprises Corp.                4,524,515    8,616,168
       Unimicron Technology Corp.                     1,848,896    1,462,342
   #   United Microelectronics Corp.                 15,073,000    6,394,166
       Vanguard International Semiconductor Corp.       834,000      901,496
   *   Walsin Lihwa Corp.                             3,769,000    1,168,348
       Wan Hai Lines, Ltd.                            1,104,800      595,373
   #*  Wintek Corp.                                   1,832,760      684,604
   #   Wistron Corp.                                  3,015,444    2,830,976
       WPG Holdings, Ltd.                             1,645,869    2,001,870
   *   Yang Ming Marine Transport Corp.               1,741,300      772,204
       Yuanta Financial Holding Co., Ltd.            10,373,577    5,656,796
       Yulon Motor Co., Ltd.                          1,075,000    1,897,486
       Zhen Ding Technology Holding, Ltd.               247,700      580,935
                                                                ------------
   TOTAL TAIWAN                                                  489,720,474
                                                                ------------
   THAILAND -- (2.6%)
       Advanced Info Service PCL                      1,016,500    8,327,952
       Airports of Thailand PCL                         378,800    2,580,100
       Bangkok Bank PCL(6368360)                        605,300    4,006,162
       Bangkok Bank PCL(6077019)                        329,000    2,177,478
       Bangkok Dusit Medical Services PCL               524,400    2,257,658
       Bangkok Life Assurance PCL                       435,800      882,101
       Bank of Ayudhya PCL                            2,590,200    3,183,137
       Banpu PCL                                      1,185,500    1,104,562
       BEC World PCL                                    645,300    1,207,670
       Berli Jucker PCL                                 457,700      731,585
       Big C Supercenter PCL(6368434)                   255,200    1,598,843
       Big C Supercenter PCL(6763932)                    24,600      154,120
       Bumrungrad Hospital PCL                          239,000      668,048
       Central Pattana PCL                            1,159,900    1,788,761
       Central Plaza Hotel PCL                          290,900      366,838

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES     VALUE++
                                                      ---------- ------------
   THAILAND -- (Continued)
       Charoen Pokphand Foods PCL                      2,881,300 $  2,249,497
       CP ALL PCL                                      3,073,400    3,875,693
       Delta Electronics Thailand PCL                    429,500      658,912
       Electricity Generating PCL                        149,800      616,045
       Glow Energy PCL                                   393,200      919,046
       Home Product Center PCL                         3,093,603    1,152,957
       Indorama Ventures PCL                           1,846,900    1,483,454
       IRPC PCL                                        8,984,500    1,033,398
       Jasmine International PCL                       2,397,900      650,996
       Kasikornbank PCL(6364766)                          95,500      582,972
       Kasikornbank PCL(6888794)                       1,146,600    7,146,679
       Krung Thai Bank PCL                             5,908,587    3,853,633
       Land and Houses PCL                             3,400,100    1,201,642
       Minor International PCL                         1,438,700    1,282,696
       Pruksa Real Estate PCL                            483,900      346,698
       PTT Exploration & Production PCL(B1359J0)       1,352,555    7,322,266
       PTT Exploration & Production PCL(B1359L2)          65,409      354,102
       PTT Global Chemical PCL                         1,758,472    4,435,022
       PTT PCL                                         1,015,400   10,341,584
       Ratchaburi Electricity Generating Holding PCL     521,300      845,804
       Robinson Department Store PCL                     398,300      675,030
       Siam Cement PCL(6609906)                          124,800    1,764,241
       Siam Cement PCL(6609928)                          168,800    2,321,169
       Siam City Cement PCL                               94,913    1,213,667
       Siam Commercial Bank PCL                        1,160,966    6,135,868
       Siam Global House PCL                             956,200      586,777
       Thai Airways International PCL                    882,600      575,640
       Thai Oil PCL                                      879,500    1,780,193
       Thai Union Frozen Products PCL                    452,560      817,879
       TMB Bank PCL                                   19,864,000    1,748,670
       Total Access Communication PCL(B1YWK08)           548,200    1,981,446
       Total Access Communication PCL(B231MK7)           214,100      773,855
   *   True Corp. PCL                                  4,539,800    1,290,835
                                                                 ------------
   TOTAL THAILAND                                                 103,053,381
                                                                 ------------
   TURKEY -- (1.9%)
       Akbank TAS                                      2,149,304    8,400,809
       Anadolu Efes Biracilik Ve Malt Sanayii A.S.       224,564    2,859,777
       Arcelik A.S.                                      270,945    1,725,393
   #   Aselsan Elektronik Sanayi Ve Ticaret A.S.          95,843      451,880
   #   BIM Birlesik Magazalar A.S.                       207,155    4,334,075
       Coca-Cola Icecek A.S.                              64,801    1,853,182
   *   Dogan Yayin Holding A.S.                                1            1
       Enka Insaat ve Sanayi A.S.                        458,239    1,339,836
       Eregli Demir ve Celik Fabrikalari TAS           2,031,348    2,808,656
       Ford Otomotiv Sanayi A.S.                          74,222    1,042,001
       KOC Holding A.S.                                  767,893    3,760,957
       Koza Altin Isletmeleri A.S.                        47,592      841,865
   *   Migros Ticaret A.S.                                33,309      295,946
   *   Petkim Petrokimya Holding A.S.                     80,883      127,319
       TAV Havalimanlari Holding A.S.                    170,054    1,230,461
       Tofas Turk Otomobil Fabrikasi A.S.                132,651      876,940

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES      VALUE++
                                                            --------- --------------
TURKEY -- (Continued)
    Tupras Turkiye Petrol Rafinerileri A.S.                   127,754 $    2,887,807
#   Turk Hava Yollari                                       1,063,361      4,146,235
#   Turk Telekomunikasyon A.S.                                563,410      1,941,472
    Turk Traktor ve Ziraat Makineleri A.S.                      8,237        270,988
#*  Turkcell Iletisim Hizmetleri A.S.                         681,855      4,231,342
*   Turkcell Iletisim Hizmetleri A.S. ADR                      73,838      1,154,826
    Turkiye Garanti Bankasi A.S.                            2,626,667     10,532,489
    Turkiye Halk Bankasi A.S.                                 715,217      5,746,955
    Turkiye Is Bankasi                                      1,910,546      5,219,387
    Turkiye Sise ve Cam Fabrikalari A.S.                      711,487      1,044,005
    Turkiye Vakiflar Bankasi Tao                              943,516      2,257,591
    Ulker Biskuvi Sanayi A.S.                                  90,680        691,726
    Yapi ve Kredi Bankasi A.S.                              1,054,650      2,434,261
                                                                      --------------
TOTAL TURKEY                                                              74,508,182
                                                                      --------------
TOTAL COMMON STOCKS                                                    3,585,792,930
                                                                      --------------
PREFERRED STOCKS -- (3.8%)
BRAZIL -- (3.7%)
    AES Tiete SA                                               91,098        892,833
    Banco Bradesco SA                                       2,244,395     32,334,852
    Banco do Estado do Rio Grande do Sul SA Class B           200,100      1,441,427
*   Braskem SA Class A                                         73,800        652,039
    Centrais Eletricas Brasileiras SA Class B                 125,500        650,879
    Cia Brasileira de Distribuicao Grupo Pao de Acucar         41,100      2,041,851
*   Cia de Bebidas das Americas                               171,064      6,364,236
    Cia de Gas de Sao Paulo Class A                            13,227        350,318
*   Cia de Transmissao de Energia Eletrica Paulista            30,889        440,629
    Cia Energetica de Minas Gerais                            467,267      4,157,056
    Cia Energetica de Sao Paulo Class B                       149,110      1,556,629
    Cia Paranaense de Energia                                  32,400        452,958
*   Empresa Nacional de Comercio Redito e Participacoes SA        380          7,718
    Gerdau SA                                                 836,068      6,597,506
    Itau Unibanco Holding SA                                2,568,240     39,737,954
    Klabin SA                                                 663,777      3,529,767
    Lojas Americanas SA                                       416,467      3,095,622
    Marcopolo SA                                              290,900        749,941
    Oi SA                                                     463,558        775,094
    Petroleo Brasileiro SA                                    947,300      8,589,281
    Suzano Papel e Celulose SA Class A                        419,600      1,694,728
    Telefonica Brasil SA                                      248,684      5,463,029
*   Usinas Siderurgicas de Minas Gerais SA Class A            609,817      3,223,050
    Vale SA                                                 1,529,491     22,387,437
                                                                      --------------
TOTAL BRAZIL                                                             147,186,834
                                                                      --------------
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                             9,255         52,088
                                                                      --------------
COLOMBIA -- (0.1%)
    Avianca Holdings SA                                        75,566        169,513
    Banco Davivienda SA                                       114,619      1,503,339
    Bancolombia SA                                             10,827        151,619

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
COLOMBIA -- (Continued)
      Grupo Aval Acciones y Valores                    1,520,771 $    1,056,788
      Grupo de Inversiones Suramericana SA                41,562        825,815
                                                                 --------------
TOTAL COLOMBIA                                                        3,707,074
                                                                 --------------
TOTAL PREFERRED STOCKS                                              150,945,996
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
*     Hyundai Merchant Marine Co., Ltd. Rights
      11/05/13                                             3,751             --
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@  DFA Short Term Investment Fund                  21,089,023    244,000,000
@     Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.12%, 11/01/13
      (Collateralized by $799,156 FNMA, rates
      ranging from 2.500% to 4.500%, maturities
      ranging from 04/01/27 to 10/01/43, valued at
      $722,691) to be repurchased at $708,523        $       709        708,521
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 244,708,521
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $2,769,771,714)              $3,981,447,447
                                                                 ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2013

                                                     SHARES      VALUE+
                                                    --------- ------------
      COMMON STOCKS -- (95.6%)
      Consumer Discretionary -- (18.1%)
      *   1-800-Flowers.com, Inc. Class A              44,330 $    240,712
      #   AH Belo Corp. Class A                        14,556      117,030
      *   ALCO Stores, Inc.                               700        7,714
          Arctic Cat, Inc.                              3,436      180,046
      #*  Ascent Capital Group, Inc. Class A            8,564      722,973
      #   Autoliv, Inc.                                 9,404      839,119
      *   Ballantyne Strong, Inc.                       9,030       45,060
      #*  Barnes & Noble, Inc.                         12,200      172,386
          Bassett Furniture Industries, Inc.            2,900       40,600
      #   Beasley Broadcasting Group, Inc. Class A      9,471       82,114
      #*  Beazer Homes USA, Inc.                       12,516      227,416
      #   bebe stores, Inc.                            19,551      117,893
          Belo Corp. Class A                           62,627      859,869
          Best Buy Co., Inc.                          197,800    8,465,840
          Big 5 Sporting Goods Corp.                    8,501      160,754
      *   Biglari Holdings, Inc.                        1,953      851,547
      #   Bob Evans Farms, Inc.                        52,387    2,990,774
      #   Bon-Ton Stores, Inc. (The)                    2,986       34,190
      #*  Books-A-Million, Inc.                        14,887       37,366
          Brown Shoe Co., Inc.                         74,697    1,676,201
      *   Build-A-Bear Workshop, Inc.                  25,874      203,370
      #*  Cabela's, Inc.                               53,051    3,146,985
      *   Cache, Inc.                                  26,610      160,458
          Callaway Golf Co.                           122,359    1,031,486
      *   Cambium Learning Group, Inc.                 37,733       55,090
          Canterbury Park Holding Corp.                 2,755       31,159
          Carnival Corp.                              489,649   16,966,338
          Carriage Services, Inc.                      20,916      420,202
      #*  Cavco Industries, Inc.                        7,600      445,132
          CBS Corp. Class A                            28,263    1,670,626
          CBS Corp. Class B                           201,625   11,924,102
      *   Christopher & Banks Corp.                    56,231      324,453
          Churchill Downs, Inc.                         7,682      659,961
      *   Citi Trends, Inc.                             3,415       50,132
      *   Coast Distribution System (The)                 547        1,884
          Columbia Sportswear Co.                       4,317      288,678
          Comcast Corp. Class A                     3,446,875  164,002,312
          Comcast Corp. Special Class A             1,088,341   50,390,188
      #*  Conn's, Inc.                                 25,450    1,538,198
          Core-Mark Holding Co., Inc.                  24,059    1,701,693
      *   Corinthian Colleges, Inc.                    36,345       77,778
          CSS Industries, Inc.                         13,050      337,865
      #   CST Brands, Inc.                             54,449    1,755,436
          Culp, Inc.                                   10,036      194,197
      #*  dELiA*s, Inc.                                22,143       30,557
      #*  Delta Apparel, Inc.                           7,532      142,355
          Destination Maternity Corp.                     200        6,248
      *   Destination XL Group, Inc.                   15,601      108,427
      #   DeVry, Inc.                                   6,079      218,236
      *   Digital Generation, Inc.                      8,748      110,662
          Dillard's, Inc. Class A                     120,300    9,862,194

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                     SHARES    VALUE+
                                                     ------- -----------
       Consumer Discretionary -- (Continued)
       *   Discovery Communications, Inc. Class B      3,762 $   332,373
       *   Dixie Group, Inc. (The)                    11,800     148,680
       #   Dorman Products, Inc.                      20,712   1,006,810
           Dover Downs Gaming & Entertainment, Inc.    5,935       8,962
           Dover Motorsports, Inc.                    15,098      35,631
       #   DR Horton, Inc.                           208,125   3,943,969
       #*  DreamWorks Animation SKG, Inc. Class A     46,429   1,589,729
       #*  Education Management Corp.                 13,202     201,991
           Educational Development Corp.               1,679       4,802
           Escalade, Inc.                                277       2,443
       #*  EW Scripps Co. Class A                     41,061     813,829
       #*  Federal-Mogul Corp.                        38,585     790,607
       #*  Flanigan's Enterprises, Inc.                  865       9,584
       #   Flexsteel Industries, Inc.                  2,068      56,787
           Foot Locker, Inc.                          15,700     544,790
           Fred's, Inc. Class A                       47,275     765,855
           Frisch's Restaurants, Inc.                    600      14,442
       *   Fuel Systems Solutions, Inc.                3,398      61,028
       #*  Full House Resorts, Inc.                    2,574       7,079
       *   G-III Apparel Group, Ltd.                  11,394     646,268
       *   Gaiam, Inc. Class A                         5,988      37,545
       #   GameStop Corp. Class A                    104,752   5,742,505
           Gaming Partners International Corp.           500       4,150
           Gannett Co., Inc.                         119,639   3,310,411
       *   General Motors Co.                        674,707  24,930,424
       #*  Genesco, Inc.                               6,456     439,718
       #*  Gray Television, Inc.                      46,874     396,085
       #   Group 1 Automotive, Inc.                   57,936   3,707,904
       *   Hallwood Group, Inc. (The)                    296       2,828
           Harte-Hanks, Inc.                          12,432      99,083
       #   Hastings Entertainment, Inc.                  300         618
       #   Haverty Furniture Cos., Inc.               33,479     931,051
       *   Helen of Troy, Ltd.                        64,389   3,008,254
       #*  hhgregg, Inc.                              36,388     564,378
       *   Hollywood Media Corp.                      19,037      35,599
       #   Hooker Furniture Corp.                     14,814     234,061
       *   Hyatt Hotels Corp. Class A                 12,101     576,008
       #*  Iconix Brand Group, Inc.                   95,618   3,450,854
           International Speedway Corp. Class A       24,844     812,647
       *   Isle of Capri Casinos, Inc.                15,434     125,170
       #   JAKKS Pacific, Inc.                        13,103      84,383
       *   Jarden Corp.                              162,075   8,972,472
       #*  JC Penney Co., Inc.                        85,215     639,113
           Johnson Outdoors, Inc. Class A             15,588     427,579
           Jones Group, Inc. (The)                   103,143   1,602,842
       *   Journal Communications, Inc. Class A       77,674     648,578
       #   KB Home                                    30,800     522,676
       *   Kid Brands, Inc.                            9,776      13,638
           Kohl's Corp.                               14,353     815,250
           La-Z-Boy, Inc.                             56,332   1,300,143
       *   Lakeland Industries, Inc.                  11,757      63,841
       #*  Lee Enterprises, Inc.                      38,128     104,852

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                     SHARES    VALUE+
                                                     ------- -----------
        Consumer Discretionary -- (Continued)
        #   Lennar Corp. Class A                     224,100 $ 7,966,755
            Lennar Corp. Class B                       7,868     231,870
        *   Liberty Interactive Corp. Class A        882,463  23,791,202
        #*  Liberty Interactive Corp. Class B         35,706     963,348
        *   Liberty Media Corp. Class A               96,383  14,737,925
        *   Liberty Media Corp. Class B                7,622   1,149,169
        *   Liberty Ventures Series A                 38,401   4,123,115
        *   Liberty Ventures Series B                  1,785     192,584
        #*  Life Time Fitness, Inc.                   13,317     604,858
            Lifetime Brands, Inc.                     16,431     257,309
            Lithia Motors, Inc. Class A               34,933   2,195,539
        *   Live Nation Entertainment, Inc.          145,347   2,825,546
            Loral Space & Communications, Inc.        26,050   1,859,188
            Lowe's Cos., Inc.                        139,546   6,946,600
        *   Luby's, Inc.                              44,415     340,219
        #*  M/I Homes, Inc.                           37,930     776,427
            Mac-Gray Corp.                            13,104     276,232
        *   Madison Square Garden Co. (The) Class A   29,558   1,788,850
            Marcus Corp.                              18,899     271,390
        *   MarineMax, Inc.                           29,164     429,586
        *   Marriott Vacations Worldwide Corp.           662      33,153
        *   Martha Stewart Living Omnimedia Class A      980       2,509
            Matthews International Corp. Class A       3,202     130,001
        #*  McClatchy Co. (The) Class A               60,603     170,900
            MDC Holdings, Inc.                        18,400     537,096
        #*  Media General, Inc. Class A               25,196     367,358
            Men's Wearhouse, Inc. (The)               52,860   2,235,978
        #   Meredith Corp.                            32,676   1,676,279
        *   Meritage Homes Corp.                      28,156   1,278,001
        #*  MGM Resorts International                251,100   4,780,944
        *   Modine Manufacturing Co.                  14,650     195,138
        *   Mohawk Industries, Inc.                   98,740  13,075,151
        *   Monarch Casino & Resort, Inc.              1,103      18,652
        *   Motorcar Parts of America, Inc.           13,074     178,852
            Movado Group, Inc.                        36,900   1,720,647
        *   MTR Gaming Group, Inc.                    24,536     127,587
        *   Multimedia Games Holding Co., Inc.        23,224     755,012
        *   Murphy USA, Inc.                          47,356   1,921,706
            NACCO Industries, Inc. Class A             6,832     389,219
        *   New York & Co., Inc.                       6,926      35,461
        *   News Corp. Class A                       402,247   7,079,547
        *   News Corp. Class B                        99,903   1,791,261
        *   Office Depot, Inc.                        94,997     531,033
            OfficeMax, Inc.                           32,198     482,326
        *   Orient-Express Hotels, Ltd. Class A       75,198   1,000,885
        #*  Pacific Sunwear of California, Inc.       43,900     118,091
        *   Penn National Gaming, Inc.                63,446   3,712,225
            Penske Automotive Group, Inc.             43,845   1,737,139
        *   Pep Boys-Manny Moe & Jack (The)           75,098     971,768
        *   Perfumania Holdings, Inc.                    537       2,497
            Perry Ellis International, Inc.           21,492     408,563
        #*  Pinnacle Entertainment, Inc.              71,930   1,683,162

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    SHARES      VALUE+
                                                   --------- ------------
      Consumer Discretionary -- (Continued)
          PulteGroup, Inc.                           143,221 $  2,527,851
          PVH Corp.                                   31,964    3,981,755
      #*  Quiksilver, Inc.                            74,010      615,763
      #*  Radio One, Inc. Class D                     13,955       41,865
      #*  RadioShack Corp.                            46,847      131,640
      *   Red Lion Hotels Corp.                        8,907       53,620
      *   Red Robin Gourmet Burgers, Inc.             31,175    2,374,911
      #   Regis Corp.                                 54,292      787,234
      #   Rent-A-Center, Inc.                         76,435    2,617,134
      #*  Rick's Cabaret International, Inc.          12,026      135,774
          Rocky Brands, Inc.                           8,729      132,332
          Royal Caribbean Cruises, Ltd.              322,500   13,557,900
      *   Ruby Tuesday, Inc.                          70,361      417,241
          Saga Communications, Inc. Class A            8,693      413,874
      #*  Saks, Inc.                                  95,502    1,527,077
          Salem Communications Corp. Class A          10,922       90,216
      #   Scholastic Corp.                            30,900      886,521
      *   Scientific Games Corp. Class A              41,635      761,088
      #*  Sears Holdings Corp.                        70,001    4,065,658
          Service Corp. International/US             274,069    4,935,983
          Shiloh Industries, Inc.                     24,793      407,101
      #   Shoe Carnival, Inc.                         33,450      869,365
      *   Skechers U.S.A., Inc. Class A               49,610    1,445,635
          Spartan Motors, Inc.                        16,820      114,208
          Speedway Motorsports, Inc.                  52,187      952,935
      *   Sport Chalet, Inc. Class A                     875        1,006
      *   Sport Chalet, Inc. Class B                     299          387
      #   Stage Stores, Inc.                          53,575    1,106,324
      #   Standard Motor Products, Inc.               37,342    1,350,287
      *   Stanley Furniture Co., Inc.                 15,798       61,454
      #   Staples, Inc.                              497,525    8,020,103
      *   Starz Class A                               96,383    2,905,947
      *   Starz Class B                                7,622      230,337
      #   Stein Mart, Inc.                            22,915      338,455
      *   Steiner Leisure, Ltd.                        2,225      124,645
      #   Stewart Enterprises, Inc. Class A           85,569    1,130,366
      *   Stoneridge, Inc.                            19,361      247,046
      #   Strattec Security Corp.                      5,224      211,676
          Superior Industries International, Inc.     37,089      695,419
          Superior Uniform Group, Inc.                 8,978      135,568
          Systemax, Inc.                              11,750      111,625
      #*  Tandy Leather Factory, Inc.                    500        4,150
          Time Warner Cable, Inc.                    693,942   83,377,131
          Time Warner, Inc.                        1,534,860  105,506,276
      #*  Toll Brothers, Inc.                        203,299    6,684,471
          Trans World Entertainment Corp.              5,781       25,032
      #*  Tuesday Morning Corp.                       60,500      856,075
          Twenty-First Century Fox, Inc. Class A   1,287,383   43,874,013
          Twenty-First Century Fox, Inc. Class B     550,972   18,733,048
      *   Unifi, Inc.                                 43,422    1,059,063
      *   Universal Electronics, Inc.                  3,206      124,745
          Vail Resorts, Inc.                          11,600      817,220

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   SHARES      VALUE+
                                                  --------- ------------
        Consumer Discretionary -- (Continued)
        *   Valuevision Media, Inc. Class A           3,998 $     21,349
        #*  VOXX International Corp.                 24,496      379,933
            Walt Disney Co. (The)                    26,220    1,798,430
        #   Washington Post Co. (The) Class B         5,780    3,718,390
        #   Wendy's Co. (The)                       242,704    2,109,098
        *   West Marine, Inc.                        26,468      323,174
        #*  Wet Seal, Inc. (The) Class A             13,619       45,079
            Whirlpool Corp.                          30,049    4,387,454
            Wyndham Worldwide Corp.                 144,114    9,569,170
        *   Zale Corp.                               23,799      371,978
                                                            ------------
        Total Consumer Discretionary                         825,492,783
                                                            ------------
        Consumer Staples -- (7.0%)
            Alico, Inc.                                 960       38,362
        *   Alliance One International, Inc.         35,084      104,199
            Andersons, Inc. (The)                    15,774    1,170,115
            Archer-Daniels-Midland Co.              813,476   33,271,168
            Beam, Inc.                              131,553    8,853,517
        *   Boulder Brands, Inc.                     76,099    1,247,263
            Bunge, Ltd.                             121,368    9,967,954
        #   CCA Industries, Inc.                      8,323       25,718
        #*  Central Garden and Pet Co.               25,184      191,147
        *   Central Garden and Pet Co. Class A       54,453      400,774
        #*  Chiquita Brands International, Inc.      69,284      717,089
        *   Constellation Brands, Inc. Class A      249,042   16,262,443
        *   Constellation Brands, Inc. Class B       12,715      815,095
        *   Craft Brew Alliance, Inc.                 9,754      158,210
            CVS Caremark Corp.                    1,510,745   94,058,984
        *   Dole Food Co., Inc.                      19,567      265,133
        *   Farmer Bros Co.                           6,695      120,912
            Fresh Del Monte Produce, Inc.            39,437    1,048,630
        #   Griffin Land & Nurseries, Inc.            1,500       49,500
        #*  Hain Celestial Group, Inc. (The)         43,646    3,632,657
            Ingles Markets, Inc. Class A             11,437      295,189
            Ingredion, Inc.                          62,117    4,084,814
            JM Smucker Co. (The)                    108,204   12,033,367
            John B Sanfilippo & Son, Inc.            10,428      256,320
            Kraft Foods Group, Inc.                 214,436   11,661,030
        *   Mannatech, Inc.                             717       16,914
            MGP Ingredients, Inc.                     4,788       25,328
            Molson Coors Brewing Co. Class A          1,908      105,121
            Molson Coors Brewing Co. Class B        186,550   10,073,700
            Mondelez International, Inc. Class A  2,081,099   70,008,170
            Nash Finch Co.                            1,082       30,361
            Nutraceutical International Corp.        14,615      351,491
        #   Oil-Dri Corp. of America                  5,047      179,118
        *   Omega Protein Corp.                      25,852      241,975
        *   Pantry, Inc. (The)                       22,475      300,940
        *   Post Holdings, Inc.                      50,201    2,156,133
        *   Prestige Brands Holdings, Inc.          111,489    3,481,801
            Safeway, Inc.                           157,807    5,507,464
            Sanderson Farms, Inc.                    16,100    1,017,681

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                  SHARES      VALUE+
                                                 --------- ------------
        Consumer Staples -- (Continued)
            Seaboard Corp.                           1,812 $  4,946,760
        *   Seneca Foods Corp. Class A               6,301      184,745
        *   Seneca Foods Corp. Class B                 300        8,850
            Snyders-Lance, Inc.                     28,337      849,827
        #   Spartan Stores, Inc.                    32,983      776,090
            Spectrum Brands Holdings, Inc.          46,130    3,040,890
        #*  Susser Holdings Corp.                   12,360      677,822
        *   TreeHouse Foods, Inc.                   22,732    1,665,346
            Tyson Foods, Inc. Class A              405,030   11,207,180
        #   Universal Corp.                         22,290    1,182,039
            Weis Markets, Inc.                      11,602      593,674
                                                           ------------
        Total Consumer Staples                              319,359,010
                                                           ------------
        Energy -- (15.2%)
            Adams Resources & Energy, Inc.           6,004      310,827
        #   Alon USA Energy, Inc.                   33,484      404,487
        #*  Alpha Natural Resources, Inc.          170,794    1,195,558
            Anadarko Petroleum Corp.               845,068   80,526,530
            Apache Corp.                           289,715   25,726,692
        #*  Approach Resources, Inc.                 6,883      193,756
        #   Arch Coal, Inc.                         60,743      257,550
        #*  Atwood Oceanics, Inc.                    4,600      244,398
            Baker Hughes, Inc.                      84,672    4,918,596
        *   Barnwell Industries, Inc.                8,038       28,535
        #*  Bill Barrett Corp.                      51,500    1,425,005
            Bolt Technology Corp.                    9,574      171,279
            Bristow Group, Inc.                     43,589    3,507,607
        #*  C&J Energy Services, Inc.               37,416      862,065
            Cabot Oil & Gas Corp.                      568       20,062
        *   Callon Petroleum Co.                     5,219       35,646
        #   Chesapeake Energy Corp.                624,655   17,465,354
            Chevron Corp.                          668,412   80,182,703
        *   Cloud Peak Energy, Inc.                 33,115      516,925
        #   Comstock Resources, Inc.                32,421      554,723
            ConocoPhillips                       1,766,829  129,508,566
            Contango Oil & Gas Co.                   1,064       45,604
        *   Dawson Geophysical Co.                  17,055      498,688
            Delek US Holdings, Inc.                 52,256    1,335,141
        *   Denbury Resources, Inc.                289,460    5,496,845
            Devon Energy Corp.                      42,463    2,684,511
        *   Double Eagle Petroleum Co.               7,844       21,806
        *   Emerald Oil, Inc.                       32,065      278,965
        #*  Endeavour International Corp.            4,300       25,542
            EOG Resources, Inc.                      6,045    1,078,428
        *   EPL Oil & Gas, Inc.                     27,489      876,349
        *   Era Group, Inc.                         36,653    1,158,235
        #*  Exterran Holdings, Inc.                 69,200    1,975,660
        #   Green Plains Renewable Energy, Inc.     26,534      427,993
            Gulf Island Fabrication, Inc.           15,018      378,754
            Gulfmark Offshore, Inc. Class A         35,505    1,767,439
        #*  Harvest Natural Resources, Inc.         48,645      243,225
        *   Helix Energy Solutions Group, Inc.     103,010    2,437,217

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                 SHARES    VALUE+
                                                 ------- -----------
           Energy -- (Continued)
           #   Helmerich & Payne, Inc.           108,670 $ 8,427,358
           *   Hercules Offshore, Inc.           107,413     730,408
               Hess Corp.                        378,130  30,704,156
           *   HKN, Inc.                             564      42,018
               HollyFrontier Corp.                 7,105     327,256
           *   Hornbeck Offshore Services, Inc.   29,719   1,642,569
           #*  James River Coal Co.               10,139      19,467
           #*  Key Energy Services, Inc.          49,745     389,006
               Knightsbridge Tankers, Ltd.        14,861     122,455
           #*  Magnum Hunter Resources Corp.      82,198     586,072
               Marathon Oil Corp.                903,937  31,872,819
               Marathon Petroleum Corp.          451,968  32,388,027
           *   Matador Resources Co.               6,400     117,824
           *   Matrix Service Co.                 15,423     320,644
           *   McDermott International, Inc.      63,698     450,345
               Murphy Oil Corp.                  189,426  11,426,176
               Nabors Industries, Ltd.           272,782   4,768,229
               National Oilwell Varco, Inc.      250,948  20,371,959
           *   Natural Gas Services Group, Inc.   15,026     420,578
           *   Newfield Exploration Co.           40,262   1,225,978
           #*  Newpark Resources, Inc.            97,395   1,241,786
               Noble Corp.                        74,243   2,798,961
               Noble Energy, Inc.                133,794  10,025,184
           #*  Northern Oil and Gas, Inc.         16,372     268,992
               Occidental Petroleum Corp.         32,222   3,095,890
           #*  Overseas Shipholding Group, Inc.    2,355       8,125
           *   Parker Drilling Co.               142,573   1,026,526
           #   Patterson-UTI Energy, Inc.        152,325   3,695,404
           *   PDC Energy, Inc.                   24,103   1,634,424
           *   Penn Virginia Corp.                35,279     300,224
           *   PHI, Inc.(69336T106)                1,099      41,344
           *   PHI, Inc.(69336T205)               21,843     869,788
               Phillips 66                       883,414  56,918,364
           *   Pioneer Energy Services Corp.      98,221     825,056
               Pioneer Natural Resources Co.      88,400  18,102,552
               QEP Resources, Inc.                33,043   1,092,402
           *   Renewable Energy Group, Inc.        2,882      31,443
           *   REX American Resources Corp.        4,050     116,802
           #*  Rex Energy Corp.                   35,100     754,650
           *   Rowan Cos. P.L.C. Class A         121,858   4,396,637
           #   SEACOR Holdings, Inc.              36,653   3,584,663
               SemGroup Corp. Class A              4,727     285,464
           #   Ship Finance International, Ltd.   40,467     669,729
           *   Stone Energy Corp.                  1,115      38,869
           *   Superior Energy Services, Inc.     72,294   1,939,648
           #*  Swift Energy Co.                   34,900     478,828
           #   Teekay Corp.                       37,720   1,638,180
           *   Tesco Corp.                         3,745      64,339
               Tesoro Corp.                      168,807   8,252,974
           *   TETRA Technologies, Inc.           25,510     330,865
               TGC Industries, Inc.                1,787      13,170
               Tidewater, Inc.                    49,127   2,958,428

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES      VALUE+
                                                     --------- ------------
    Energy -- (Continued)
    #   Transocean, Ltd.                               274,265 $ 12,909,654
    *   Triangle Petroleum Corp.                         7,779       82,224
    *   Unit Corp.                                      57,000    2,930,370
    #*  USEC, Inc.                                       6,111       49,255
        Valero Energy Corp.                            605,899   24,944,862
    *   Weatherford International, Ltd.                281,383    4,625,937
    #   Western Refining, Inc.                          68,485    2,210,011
    *   Whiting Petroleum Corp.                         16,007    1,070,708
    *   Willbros Group, Inc.                            18,620      181,731
                                                               ------------
    Total Energy                                                691,645,073
                                                               ------------
    Financials -- (18.0%)
    #   1st Source Corp.                                41,187    1,292,448
        1st United Bancorp Inc/Boca Raton                  863        6,593
        ACE, Ltd.                                       46,348    4,423,453
    *   Alexander & Baldwin, Inc.                       66,838    2,473,006
    *   Alleghany Corp.                                  2,626    1,064,633
        Allied World Assurance Co. Holdings AG          25,477    2,758,904
        Allstate Corp. (The)                           157,339    8,348,407
    *   American Capital, Ltd.                         422,803    5,923,470
    #   American Equity Investment Life Holding Co.     88,700    1,848,508
        American Financial Group, Inc.                 173,596    9,766,511
    *   American Independence Corp.                        173        1,917
        American International Group, Inc.             849,581   43,880,859
        American National Insurance Co.                 37,287    3,768,597
    *   Ameris Bancorp                                  12,022      220,003
        AmeriServ Financial, Inc.                       33,075      103,856
        Argo Group International Holdings, Ltd.         42,675    1,791,496
        Aspen Insurance Holdings, Ltd.                 102,623    4,003,323
        Associated Banc-Corp.                           31,434      511,117
        Assurant, Inc.                                  65,820    3,849,154
        Assured Guaranty, Ltd.                         122,989    2,521,274
        Asta Funding, Inc.                               7,527       64,582
    #   Astoria Financial Corp.                         19,344      255,534
    *   Atlantic Coast Financial Corp.                     379        1,478
    #*  Atlanticus Holdings Corp.                       19,218       67,071
    #*  AV Homes, Inc.                                  15,767      301,150
        Axis Capital Holdings, Ltd.                        800       37,936
        Baldwin & Lyons, Inc. Class A                      300        8,060
    #   Baldwin & Lyons, Inc. Class B                    6,556      179,175
    #   Banc of California, Inc.                           810       11,429
    *   Bancorp, Inc.                                      459        7,422
        Bank Mutual Corp.                               51,232      325,836
        Bank of America Corp.                        6,543,356   91,345,250
        Bank of New York Mellon Corp. (The)            491,755   15,637,809
        BankFinancial Corp.                             39,867      370,364
        Banner Corp.                                     7,943      303,899
        BCB Bancorp, Inc.                                1,059       11,713
        Berkshire Hills Bancorp, Inc.                   25,980      659,113
    #*  BofI Holding, Inc.                               8,208      495,927
    *   Capital Bank Financial Corp. Class A               233        5,177
    #*  Capital City Bank Group, Inc.                   16,844      207,181

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
  Financials -- (Continued)
      Capital One Financial Corp.                         356,632 $ 24,489,919
      Capital Southwest Corp.                              27,628      908,132
      Cathay General Bancorp                               17,730      436,690
      Centerstate Banks, Inc.                                 747        7,365
      Century Bancorp, Inc. Class A                           495       16,088
      CFS Bancorp, Inc.                                    14,148      176,709
      Chicopee Bancorp, Inc.                                1,000       17,550
  *   CIT Group, Inc.                                      39,411    1,898,034
      Citigroup, Inc.                                   2,115,722  103,204,919
      Citizens Community Bancorp, Inc.                     10,355       79,009
      CME Group, Inc.                                     414,385   30,751,511
      CNA Financial Corp.                                 277,671   11,270,666
      CNO Financial Group, Inc.                           301,264    4,693,693
  #   Codorus Valley Bancorp, Inc.                            126        2,646
  *   Community West Bancshares                               400        2,350
  *   Cowen Group, Inc. Class A                            15,961       63,365
      Donegal Group, Inc. Class A                          27,472      435,431
      Donegal Group, Inc. Class B                             300        6,300
  *   E*TRADE Financial Corp.                              89,699    1,516,810
      Eastern Insurance Holdings, Inc.                     23,026      562,755
  *   Eastern Virginia Bankshares, Inc.                       307        1,851
      EMC Insurance Group, Inc.                            18,341      624,328
  #*  Encore Capital Group, Inc.                              627       30,629
  #   Endurance Specialty Holdings, Ltd.                   76,288    4,217,964
      Enterprise Financial Services Corp.                   3,235       58,327
  #   ESB Financial Corp.                                     432        5,750
      ESSA Bancorp, Inc.                                    8,217       90,058
      Evans Bancorp, Inc.                                   1,681       33,998
      Everest Re Group, Ltd.                               34,913    5,367,525
  *   Farmers Capital Bank Corp.                              302        6,203
      FBL Financial Group, Inc. Class A                    24,660    1,103,288
      Federal Agricultural Mortgage Corp. Class A             177        5,182
      Federal Agricultural Mortgage Corp. Class C           9,200      328,348
      Federated National Holding Co. Class C               13,665      140,066
      Fidelity National Financial, Inc. Class A            46,321    1,303,936
      Fidelity Southern Corp.                               7,185      109,716
  *   First Acceptance Corp.                               39,006       66,310
  #   First American Financial Corp.                       61,982    1,602,855
  #*  First BanCorp                                         7,500       41,625
      First Bancorp                                        16,138      241,747
  *   First Bancshares, Inc.                                  400        3,400
  #   First Business Financial Services, Inc.                 482       16,976
      First Citizens BancShares, Inc. Class A               8,627    1,826,595
      First Commonwealth Financial Corp.                   30,547      265,453
      First Community Bancshares, Inc.                        183        3,054
      First Defiance Financial Corp.                       10,880      280,922
      First Federal of Northern Michigan Bancorp, Inc.        900        4,266
      First Financial Holdings, Inc.                        8,549      512,342
  #   First Financial Northwest, Inc.                      25,371      275,022
  #   First Merchants Corp.                                37,631      707,463
  #   First Midwest Bancorp, Inc.                           7,168      119,204
      First Niagara Financial Group, Inc.                  20,401      225,023

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                     SHARES     VALUE+
                                                    --------- -----------
       Financials -- (Continued)
       *   First South Bancorp, Inc.                    2,278 $    15,399
           Fox Chase Bancorp, Inc.                        351       6,062
       *   Genworth Financial, Inc. Class A            34,964     508,027
       #   German American Bancorp, Inc.                7,459     202,736
           GFI Group, Inc.                              2,875       9,976
       #*  Gleacher & Co., Inc.                           450       5,931
       *   Global Indemnity P.L.C.                      8,282     203,986
           Goldman Sachs Group, Inc. (The)            143,685  23,113,169
       #   Great Southern Bancorp, Inc.                 1,616      45,377
           Guaranty Bancorp                            15,867     214,204
       #*  Guaranty Federal Bancshares, Inc.            1,684      18,970
       *   Hallmark Financial Services, Inc.           25,666     218,418
       #   Hampden Bancorp, Inc.                        5,886     101,239
           Hanover Insurance Group, Inc. (The)         88,829   5,200,050
           Hartford Financial Services Group, Inc.    308,762  10,405,279
           HCC Insurance Holdings, Inc.                17,700     808,005
       #   Heartland Financial USA, Inc.                  465      12,318
           Heritage Commerce Corp.                     14,483     112,823
           HF Financial Corp.                             400       5,332
       #*  Hilltop Holdings, Inc.                      26,171     453,805
       #   Hingham Institution for Savings                500      36,360
       *   HMN Financial, Inc.                          3,456      29,756
       *   Home Bancorp, Inc.                             719      13,064
           Home Federal Bancorp, Inc.                   9,420     146,858
           HopFed Bancorp, Inc.                         6,781      73,574
           Horace Mann Educators Corp.                 58,206   1,612,306
           Hudson City Bancorp, Inc.                   28,191     253,155
       *   ICG Group, Inc.                              1,184      19,311
       *   Imperial Holdings, Inc.                      2,882      16,889
           Independence Holding Co.                    24,172     331,640
           Infinity Property & Casualty Corp.          15,800   1,083,564
           International Bancshares Corp.                 800      18,280
       *   Intervest Bancshares Corp. Class A           2,078      15,149
       *   Investment Technology Group, Inc.           23,677     379,306
           Investors Title Co.                          1,169      91,346
       #   Janus Capital Group, Inc.                   24,840     245,171
           JPMorgan Chase & Co.                     1,148,419  59,189,515
           Kemper Corp.                                67,002   2,480,414
       #   Kentucky First Federal Bancorp               2,800      22,652
           KeyCorp                                    526,210   6,593,411
       #   Lakeland Bancorp, Inc.                       8,324      94,894
           Landmark Bancorp, Inc.                       1,875      37,706
       #   Legg Mason, Inc.                            93,283   3,588,597
           Lincoln National Corp.                     378,093  17,169,203
           LNB Bancorp, Inc.                           13,395     130,333
           Loews Corp.                                243,798  11,777,881
       #*  Louisiana Bancorp, Inc.                      5,606     100,319
       *   Macatawa Bank Corp.                         18,892      92,760
       *   Magyar Bancorp, Inc.                           500       3,663
           Maiden Holdings, Ltd.                        5,792      63,422
           MainSource Financial Group, Inc.            45,000     729,900
           Marlin Business Services Corp.              14,241     392,624

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES     VALUE+
                                                      --------- -----------
     Financials -- (Continued)
         MB Financial, Inc.                              19,678 $   584,437
     #*  MBIA, Inc.                                      82,267     935,376
     *   MBT Financial Corp.                             23,185      89,030
         MCG Capital Corp.                               11,930      56,190
     #   Meadowbrook Insurance Group, Inc.               26,353     174,984
     #   Medallion Financial Corp.                        9,550     144,969
         Mercantile Bank Corp.                            4,422      96,576
     #   Meta Financial Group, Inc.                       1,083      40,309
         MetLife, Inc.                                1,126,173  53,279,245
     *   Metro Bancorp, Inc.                             26,598     567,601
         MetroCorp Bancshares, Inc.                       2,250      32,243
     #*  MGIC Investment Corp.                           72,733     592,047
         MicroFinancial, Inc.                             5,900      50,681
         MidWestOne Financial Group, Inc.                   346       9,141
         Montpelier Re Holdings, Ltd.                    38,746   1,069,777
         Morgan Stanley                               1,476,248  42,412,605
         MutualFirst Financial, Inc.                      2,300      39,100
         NASDAQ OMX Group, Inc. (The)                    42,129   1,492,630
         National Western Life Insurance Co. Class A        900     187,200
     *   Navigators Group, Inc. (The)                     3,685     207,244
     #*  New Century Bancorp, Inc.                          600       3,966
     #   New Hampshire Thrift Bancshares, Inc.            3,667      52,071
     *   NewBridge Bancorp                               11,413      85,141
     *   NewStar Financial, Inc.                         41,166     716,700
     *   North Valley Bancorp                               907      17,142
         Northeast Community Bancorp, Inc.               18,190     137,334
         Northrim BanCorp, Inc.                           5,734     143,923
         NYSE Euronext                                    8,639     380,289
         OFG Bancorp                                     30,191     447,129
         Old Republic International Corp.               280,714   4,713,188
     #*  Old Second Bancorp, Inc.                         4,874      23,249
     #   Oppenheimer Holdings, Inc. Class A               3,097      61,414
     *   Pacific Mercantile Bancorp                      16,236     100,988
         PacWest Bancorp                                  1,076      40,942
         Park Sterling Corp.                              3,253      21,177
         PartnerRe, Ltd.                                 52,224   5,233,367
     #   People's United Financial, Inc.                 68,700     991,341
         Peoples Bancorp of North Carolina, Inc.            250       3,273
         Peoples Bancorp, Inc.                           17,608     394,771
     #*  PHH Corp.                                       91,804   2,207,886
     #*  Phoenix Cos., Inc. (The)                         2,631     101,478
     #*  Pinnacle Financial Partners, Inc.               23,924     741,644
     *   Piper Jaffray Cos.                                 312      11,198
         Platinum Underwriters Holdings, Ltd.            21,715   1,350,456
     *   Popular, Inc.                                   56,536   1,427,534
     *   Porter Bancorp, Inc.                             1,737       1,945
     *   Portfolio Recovery Associates, Inc.             28,203   1,676,668
         Premier Financial Bancorp, Inc.                  1,301      15,638
         Principal Financial Group, Inc.                217,722  10,333,086
         Protective Life Corp.                           98,037   4,517,545
     #   Provident Financial Holdings, Inc.                 544       8,247
         Provident Financial Services, Inc.              21,059     394,646

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES     VALUE+
                                                     --------- -----------
     Financials -- (Continued)
                Prudential Financial, Inc.             497,625 $40,501,699
                Pulaski Financial Corp.                  4,550      49,550
     #          Radian Group, Inc.                     161,945   2,359,539
                Regions Financial Corp.              1,302,555  12,543,605
                Reinsurance Group of America, Inc.     169,166  12,041,236
     #          Renasant Corp.                          42,102   1,207,485
     *          Republic First Bancorp, Inc.             2,174       6,848
                Resource America, Inc. Class A          21,051     181,670
     *          Riverview Bancorp, Inc.                 15,319      40,749
     #          Safety Insurance Group, Inc.            11,042     603,887
                Sandy Spring Bancorp, Inc.               9,125     223,471
                Selective Insurance Group, Inc.         45,200   1,187,404
                SI Financial Group, Inc.                 5,661      64,139
     (degrees)  Southern Community Financial            29,890       6,576
     *          Southern First Bancshares, Inc.          1,216      16,343
     *          Southwest Bancorp, Inc.                 16,974     271,754
                StanCorp Financial Group, Inc.          15,636     920,960
                State Auto Financial Corp.              56,823   1,079,637
                StellarOne Corp.                        24,952     580,883
                Sterling Bancorp                        70,552     826,869
     #          Stewart Information Services Corp.      12,271     384,328
     *          Stratus Properties, Inc.                 3,069      47,201
     *          Suffolk Bancorp                            205       4,008
     #*         Sun Bancorp, Inc.                        4,075      13,448
                SunTrust Banks, Inc.                   491,691  16,540,485
                Susquehanna Bancshares, Inc.            97,547   1,149,591
                Symetra Financial Corp.                 20,319     380,575
                Synovus Financial Corp.                159,578     518,628
                Teche Holding Co.                          600      30,180
                TF Financial Corp.                         630      17,483
                Timberland Bancorp, Inc.                 2,500      22,175
                Travelers Cos., Inc. (The)              28,000   2,416,400
     #          Tree.com, Inc.                           5,635     166,289
     #          Trustmark Corp.                          4,194     113,909
     #          Umpqua Holdings Corp.                   34,932     571,837
                Unico American Corp.                     1,900      23,826
     #          Union First Market Bankshares Corp.     12,742     307,337
                United Financial Bancorp, Inc.           6,824     107,000
                United Fire Group, Inc.                 38,612   1,224,000
     *          United Security Bancshares                 390       2,004
                Unity Bancorp, Inc.                      3,306      24,497
                Unum Group                             517,445  16,423,704
                Validus Holdings, Ltd.                   4,399     173,673
     *          Virginia Commerce Bancorp, Inc.         22,274     357,052
                Washington Federal, Inc.                 1,243      28,316
     #*         Waterstone Financial, Inc.               1,300      13,832
     #          WesBanco, Inc.                          31,462     924,983
                West BanCorp., Inc.                     13,957     192,886
                Westfield Financial, Inc.               10,811      77,947
     #          Wintrust Financial Corp.                24,224   1,053,986
                XL Group P.L.C.                        240,766   7,360,217
     #*         Yadkin Financial Corp.                   5,570      91,459

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   SHARES      VALUE+
                                                  --------- ------------
       Financials -- (Continued)
           Zions BanCorp.                            53,325 $  1,512,830
       *   ZipRealty, Inc.                           10,028       55,154
                                                            ------------
       Total Financials                                      822,969,437
                                                            ------------
       Health Care -- (9.8%)
       *   Addus HomeCare Corp.                       2,044       52,837
           Aetna, Inc.                              558,462   35,015,567
       #*  Affymetrix, Inc.                          42,297      299,040
       *   Albany Molecular Research, Inc.           34,587      453,090
       *   Alere, Inc.                               74,130    2,500,405
       *   Allied Healthcare Products                 1,000        2,330
       #*  Allscripts Healthcare Solutions, Inc.    187,470    2,592,710
       *   Alphatec Holdings, Inc.                    5,644       10,272
       #*  Amedisys, Inc.                            19,727      321,156
       *   AMN Healthcare Services, Inc.              8,600      106,640
       *   Amsurg Corp.                              30,743    1,318,567
           Analogic Corp.                             2,988      275,583
       *   AngioDynamics, Inc.                       44,530      700,012
       #*  Anika Therapeutics, Inc.                  14,671      438,223
       #*  Arrhythmia Research Technology, Inc.       1,200        3,918
       #*  Baxano Surgical, Inc.                      5,997        7,256
       *   BioScrip, Inc.                            36,570      256,356
       *   BioTelemetry, Inc.                         5,328       48,698
       *   Boston Scientific Corp.                1,204,199   14,077,086
       *   Cambrex Corp.                             43,567      732,797
       #*  Capital Senior Living Corp.               54,559    1,210,119
       *   CareFusion Corp.                         207,163    8,031,709
       *   Celldex Therapeutics, Inc.                 4,759      109,029
           Cigna Corp.                               42,954    3,306,599
           Community Health Systems, Inc.           105,314    4,594,850
           CONMED Corp.                              43,239    1,568,278
           Cooper Cos., Inc. (The)                   13,956    1,803,255
       *   Cross Country Healthcare, Inc.            28,968      172,070
           CryoLife, Inc.                            17,502      157,343
       #*  Cumberland Pharmaceuticals, Inc.          23,319      114,030
       #*  Cutera, Inc.                              23,864      239,833
       *   Cynosure, Inc. Class A                     8,077      174,544
           Daxor Corp.                                  545        4,071
       *   Digirad Corp.                             29,111       96,940
       *   Emergent Biosolutions, Inc.                8,678      169,481
       *   Endo Health Solutions, Inc.               54,588    2,387,133
       *   Enzo Biochem, Inc.                        47,997      119,513
       *   Exactech, Inc.                             3,390       76,953
       *   Express Scripts Holding Co.              493,239   30,837,302
       *   Five Star Quality Care, Inc.              28,953      146,792
       *   Forest Laboratories, Inc.                 78,471    3,690,491
       *   Gentiva Health Services, Inc.             31,640      362,278
       *   Greatbatch, Inc.                          41,672    1,588,537
       #*  Hanger, Inc.                              16,897      620,120
       *   Harvard Bioscience, Inc.                  32,107      189,110
       *   Health Net, Inc.                          44,958    1,366,723
       #*  Healthways, Inc.                          46,297      445,840

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
   Health Care -- (Continued)
   *           Hologic, Inc.                             305,036 $  6,829,756
               Humana, Inc.                              236,814   21,822,410
   *           Impax Laboratories, Inc.                    4,700       95,222
               Invacare Corp.                             30,851      662,371
               Kewaunee Scientific Corp.                   1,631       28,314
   #           Kindred Healthcare, Inc.                   59,114      820,502
   *           Lannett Co., Inc.                           3,649       86,153
   *           LCA-Vision, Inc.                              700        2,303
               LeMaitre Vascular, Inc.                     5,100       41,004
   #*          LHC Group, Inc.                             1,418       29,211
   *           Life Technologies Corp.                    94,990    7,153,697
   *           LifePoint Hospitals, Inc.                  82,208    4,245,221
   *           Magellan Health Services, Inc.             17,899    1,050,671
   (degrees)*  Maxygen, Inc.                              43,105        1,293
   *           MedAssets, Inc.                            44,682    1,029,026
   (degrees)*  MedCath Corp.                              29,240       40,059
   *           Medical Action Industries, Inc.            24,509      148,525
   #*          Merit Medical Systems, Inc.                13,395      214,186
   *           Misonix, Inc.                               4,083       17,067
   *           Molina Healthcare, Inc.                    24,941      789,133
   #           National Healthcare Corp.                   6,484      313,696
   #*          Natus Medical, Inc.                        15,698      309,722
   *           NuVasive, Inc.                              2,045       64,990
               Omnicare, Inc.                            197,388   10,885,948
   *           Omnicell, Inc.                             35,405      816,793
   #*          PDI, Inc.                                  14,978       71,445
               PerkinElmer, Inc.                          76,500    2,910,060
               Pfizer, Inc.                            3,950,849  121,212,047
   #*          PharMerica Corp.                           33,305      491,582
   #*          Repligen Corp.                             21,271      232,705
   #*          RTI Biologics, Inc.                        73,086      203,910
   *           Sciclone Pharmaceuticals, Inc.             13,028       61,622
               Select Medical Holdings Corp.              42,204      357,890
   #*          Skilled Healthcare Group, Inc. Class A      9,380       39,959
   #*          Solta Medical, Inc.                         4,035        7,465
   #*          Sucampo Pharmaceuticals, Inc. Class A       3,605       22,351
   *           SunLink Health Systems, Inc.                1,750        1,409
   *           SurModics, Inc.                             5,593      131,883
   *           Symmetry Medical, Inc.                     77,051      624,113
   #           Teleflex, Inc.                             37,223    3,431,216
               Thermo Fisher Scientific, Inc.            499,520   48,843,066
   #*          Triple-S Management Corp. Class B          20,684      368,382
               UnitedHealth Group, Inc.                   89,716    6,124,014
   #           Universal American Corp.                   84,328      625,714
   *           VCA Antech, Inc.                           62,638    1,782,051
   *           ViroPharma, Inc.                          103,479    4,017,055
   *           WellCare Health Plans, Inc.                18,375    1,225,245
               WellPoint, Inc.                           504,640   42,793,472
   #*          Wright Medical Group, Inc.                 32,357      879,140
               Zoetis, Inc.                            1,007,044   31,883,013
                                                                 ------------
   Total Health Care                                              448,633,568
                                                                 ------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES    VALUE+
                                                       ------- ----------
       Industrials -- (13.6%)
                  AAR Corp.                             32,906 $  963,488
                  ABM Industries, Inc.                  64,500  1,774,395
                  Aceto Corp.                           31,686    505,392
                  Acme United Corp.                      1,030     15,079
                  Actuant Corp. Class A                 44,986  1,689,674
       *          Adept Technology, Inc.                20,476    170,360
       #          ADT Corp. (The)                      197,193  8,552,260
       *          AECOM Technology Corp.                23,177    736,565
       *          Aegion Corp.                          83,805  1,718,002
       #*         Aerovironment, Inc.                   35,065    950,612
                  AGCO Corp.                            58,973  3,442,844
       *          Air Transport Services Group, Inc.     6,308     45,670
                  Alamo Group, Inc.                     22,751  1,073,620
                  Alaska Air Group, Inc.                52,626  3,718,553
                  Albany International Corp. Class A    20,551    756,482
                  Alliant Techsystems, Inc.             38,805  4,224,700
       (degrees)  Allied Defense Group, Inc. (The)       2,645     13,886
                  AMERCO                                29,431  5,943,002
       #*         Ameresco, Inc. Class A                   981     10,261
       #          American Railcar Industries, Inc.     20,003    819,323
                  Ampco-Pittsburgh Corp.                 4,007     73,769
       #*         AMREP Corp.                            1,159      9,330
       #          Apogee Enterprises, Inc.              36,374  1,137,779
                  Argan, Inc.                               21        467
                  Arkansas Best Corp.                   12,135    332,135
       #*         Ascent Solar Technologies, Inc.        1,951      1,834
                  Astec Industries, Inc.                22,925    775,094
       *          Atlas Air Worldwide Holdings, Inc.    36,746  1,360,704
       *          Avis Budget Group, Inc.               94,608  2,964,069
                  Baltic Trading, Ltd.                      40        179
       #          Barnes Group, Inc.                    36,400  1,293,656
                  Barrett Business Services, Inc.       12,955  1,078,763
       *          BlueLinx Holdings, Inc.               17,052     31,717
                  Brady Corp. Class A                   38,500  1,123,815
       #          Briggs & Stratton Corp.               41,033    752,545
       *          Builders FirstSource, Inc.            12,182     90,269
       #*         CAI International, Inc.               17,082    373,925
       *          Casella Waste Systems, Inc. Class A   14,362     84,879
       #*         CBIZ, Inc.                            38,149    311,296
                  CDI Corp.                             39,837    639,384
       #          Ceco Environmental Corp.               3,773     66,593
                  Celadon Group, Inc.                   24,642    456,863
       #          Chicago Rivet & Machine Co.              700     23,240
                  CIRCOR International, Inc.             6,849    505,251
       *          CNH Industrial NV                     26,635    312,429
       *          Columbus McKinnon Corp.               17,542    456,267
                  Comfort Systems USA, Inc.             44,560    830,153
       #          Compx International, Inc.                500      7,095
       *          Consolidated Graphics, Inc.           12,008    769,593
       *          Costa, Inc.                           18,022    362,603
                  Courier Corp.                          8,245    140,083
                  Covanta Holding Corp.                 94,292  1,618,994

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES      VALUE+
                                                     --------- ------------
    Industrials -- (Continued)
    *   Covenant Transportation Group, Inc. Class A      7,080 $     46,232
    #*  CPI Aerostructures, Inc.                         4,626       57,362
    *   CRA International, Inc.                          7,613      145,028
        CSX Corp.                                    1,242,950   32,391,277
        Curtiss-Wright Corp.                            46,353    2,307,452
    *   DigitalGlobe, Inc.                              21,971      699,117
        Douglas Dynamics, Inc.                          30,234      458,650
    #*  Ducommun, Inc.                                  16,645      413,795
    *   Dycom Industries, Inc.                          39,867    1,182,057
        Dynamic Materials Corp.                          1,436       31,736
        Eastern Co. (The)                               10,193      168,694
        Eaton Corp. P.L.C.                              78,508    5,539,524
        Ecology and Environment, Inc. Class A              900        9,900
        EMCOR Group, Inc.                               50,540    1,873,012
        Encore Wire Corp.                               19,966      988,916
    *   Energy Recovery, Inc.                            1,783       10,413
    #*  EnerNOC, Inc.                                   13,197      219,466
        EnerSys, Inc.                                   43,239    2,868,908
    *   Engility Holdings, Inc.                          7,988      247,388
        Ennis, Inc.                                     48,483      860,573
    #*  EnPro Industries, Inc.                          17,635    1,052,280
    #   ESCO Technologies, Inc.                         17,601      635,044
    #   Espey Manufacturing & Electronics Corp.          1,671       54,307
    *   Esterline Technologies Corp.                    44,968    3,604,635
        Exelis, Inc.                                    73,253    1,207,942
    *   Federal Signal Corp.                            65,358      894,751
        FedEx Corp.                                    142,324   18,644,444
    *   Flow International Corp.                        24,393       97,328
        Fortune Brands Home & Security, Inc.           149,626    6,445,888
    *   Franklin Covey Co.                               3,046       57,265
    #   FreightCar America, Inc.                         9,404      209,145
    *   FTI Consulting, Inc.                            25,736    1,044,367
    *   Furmanite Corp.                                 31,044      349,245
        G&K Services, Inc. Class A                      29,714    1,854,154
        GATX Corp.                                      65,445    3,373,690
    #*  Genco Shipping & Trading, Ltd.                   7,630       20,372
    *   Gencor Industries, Inc.                          8,766       80,034
    #   General Cable Corp.                              8,357      275,196
        General Dynamics Corp.                          28,674    2,484,029
        General Electric Co.                         5,021,489  131,261,722
    *   Genesee & Wyoming, Inc. Class A                  1,200      119,808
    *   Gibraltar Industries, Inc.                      42,111      674,197
    *   GP Strategies Corp.                             18,583      520,696
        Granite Construction, Inc.                      27,179      879,241
    #   Great Lakes Dredge & Dock Corp.                 69,820      566,938
    #*  Greenbrier Cos., Inc.                           22,451      595,850
    #   Griffon Corp.                                   67,323      843,557
    *   H&E Equipment Services, Inc.                    59,629    1,492,514
        Hardinge, Inc.                                  19,132      282,962
        Harsco Corp.                                    54,994    1,533,233
    #*  Hawaiian Holdings, Inc.                         18,070      149,077
        Heidrick & Struggles International, Inc.        18,234      337,694

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES    VALUE+
                                                      ------- -----------
       Industrials -- (Continued)
       *   Hertz Global Holdings, Inc.                278,411 $ 6,392,317
       *   Hill International, Inc.                    27,154      93,410
       *   Hudson Global, Inc.                         15,880      51,610
           Huntington Ingalls Industries, Inc.         47,666   3,410,502
           Hurco Cos., Inc.                             7,910     193,716
       *   Huron Consulting Group, Inc.                 4,001     234,339
           Hyster-Yale Materials Handling, Inc.        12,246     960,576
       *   ICF International, Inc.                     31,660   1,096,069
           Ingersoll-Rand P.L.C.                      213,109  14,391,251
           Insteel Industries, Inc.                    17,578     291,619
           International Shipholding Corp.             11,354     281,806
       #   Intersections, Inc.                         26,279     225,211
       #*  JetBlue Airways Corp.                      324,893   2,303,491
           Kadant, Inc.                                 5,786     207,139
           KAR Auction Services, Inc.                  18,100     537,932
           KBR, Inc.                                    3,600     124,344
           Kelly Services, Inc. Class A                41,722     870,321
           Kennametal, Inc.                             1,000      46,000
       *   Key Technology, Inc.                         3,199      46,290
           Kimball International, Inc. Class B         31,258     365,719
       *   Korn/Ferry International                    33,148     788,922
       *   Kratos Defense & Security Solutions, Inc.    2,711      22,989
           L-3 Communications Holdings, Inc.          100,470  10,092,211
       *   Lawson Products, Inc.                        8,847     116,073
       #*  Layne Christensen Co.                       31,561     610,390
           LB Foster Co. Class A                        6,682     312,383
       #*  LMI Aerospace, Inc.                         13,807     216,770
           LS Starrett Co. (The) Class A                4,097      46,583
           LSI Industries, Inc.                        27,715     255,255
       *   Lydall, Inc.                                14,605     266,103
           Manpowergroup, Inc.                         22,886   1,787,397
           Marten Transport, Ltd.                      47,782     842,874
           Matson, Inc.                                62,316   1,688,140
       #   McGrath RentCorp                            17,552     626,080
       *   Metalico, Inc.                              27,024      44,319
       *   Mfri, Inc.                                   8,900     105,376
           Miller Industries, Inc.                     20,099     376,655
       *   Mobile Mini, Inc.                           54,461   1,967,131
       *   Moog, Inc. Class A                          35,339   2,110,798
           Mueller Industries, Inc.                    15,456     931,842
           Mueller Water Products, Inc. Class A       185,957   1,593,651
           Multi-Color Corp.                              308      10,728
       *   MYR Group, Inc.                             19,582     517,944
       #   National Presto Industries, Inc.               571      40,284
       *   National Technical Systems, Inc.            15,600     357,084
       *   Navigant Consulting, Inc.                   12,297     213,353
       #   NL Industries, Inc.                         51,251     597,587
           NN, Inc.                                    18,396     295,808
           Norfolk Southern Corp.                     545,229  46,900,599
           Northrop Grumman Corp.                     337,038  36,234,955
       *   Northwest Pipe Co.                           8,801     317,100
       #*  Ocean Power Technologies, Inc.               8,400      19,740

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                     SHARES    VALUE+
                                                     ------- -----------
        Industrials -- (Continued)
        *   On Assignment, Inc.                       53,951 $ 1,823,004
        *   Orbital Sciences Corp.                    39,656     914,864
        *   Orion Energy Systems, Inc.                 1,043       4,433
        *   Oshkosh Corp.                             14,466     688,437
        *   Owens Corning                            149,300   5,364,349
            PAM Transportation Services, Inc.         19,428     338,047
            Pentair, Ltd.                            117,934   7,912,192
        *   PGT, Inc.                                    500       5,225
        #   Pike Electric Corp.                       22,013     237,961
        *   Powell Industries, Inc.                    7,529     473,047
        #*  PowerSecure International, Inc.           19,459     351,819
        #   Providence and Worcester Railroad Co.        850      17,400
            Quad/Graphics, Inc.                        2,390      83,459
            Quanex Building Products Corp.            21,431     381,043
        *   Quanta Services, Inc.                    168,307   5,084,554
            Raytheon Co.                              96,954   7,986,101
        #   RCM Technologies, Inc.                    20,293     130,890
        #*  Real Goods Solar, Inc. Class A             2,471       8,278
            Regal-Beloit Corp.                        16,070   1,178,413
        *   Republic Airways Holdings, Inc.           48,736     574,110
            Republic Services, Inc.                  429,755  14,383,900
            Resources Connection, Inc.                25,955     331,186
        *   Roadrunner Transportation Systems, Inc.      879      23,294
        #*  Rush Enterprises, Inc. Class A            32,603     933,098
        *   Rush Enterprises, Inc. Class B            18,522     450,270
            Ryder System, Inc.                        89,844   5,914,431
        *   Saia, Inc.                                 8,925     290,330
            Schawk, Inc.                              44,631     652,505
            SIFCO Industries, Inc.                     6,623     146,898
            SkyWest, Inc.                             38,506     579,130
            SL Industries, Inc.                          300       8,100
            Southwest Airlines Co.                   645,761  11,120,004
        *   Sparton Corp.                              9,132     240,993
            SPX Corp.                                 12,803   1,161,360
        *   Standard Register Co. (The)                6,086      51,731
            Standex International Corp.               22,341   1,374,195
            Stanley Black & Decker, Inc.             154,919  12,252,544
            Steelcase, Inc. Class A                   55,469     909,137
        *   Sterling Construction Co., Inc.           18,633     178,877
        *   Supreme Industries, Inc. Class A           1,433       8,770
            Sypris Solutions, Inc.                     8,460      26,987
        #   TAL International Group, Inc.             24,053   1,162,000
        *   Tecumseh Products Co. Class A             12,600      98,280
        *   Tecumseh Products Co. Class B              1,400      10,206
        *   Terex Corp.                               27,578     963,851
        #*  Tetra Tech, Inc.                          45,222   1,181,651
        #*  Titan Machinery, Inc.                      2,883      50,856
        *   TRC Cos., Inc.                            28,708     220,765
            Trinity Industries, Inc.                  91,907   4,653,251
            Triumph Group, Inc.                       57,456   4,116,722
        *   Tufco Technologies, Inc.                     900       4,545
        *   Tutor Perini Corp.                        33,844     776,720

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                    SHARES     VALUE+
                                                    ------- ------------
        Industrials -- (Continued)
            Twin Disc, Inc.                             900 $     23,283
            Tyco International, Ltd.                240,619    8,794,624
        *   Ultralife Corp.                          10,710       41,769
            UniFirst Corp.                           18,705    1,923,248
            Union Pacific Corp.                     444,064   67,231,290
        #   United Stationers, Inc.                  24,021    1,067,493
            Universal Forest Products, Inc.          31,800    1,682,856
            URS Corp.                                84,698    4,592,326
        *   USA Truck, Inc.                          15,105      200,594
        #   UTi Worldwide, Inc.                      16,157      245,586
        *   Versar, Inc.                              5,526       26,138
            Viad Corp.                               27,114      723,944
        *   Virco Manufacturing Corp.                12,601       25,580
        #   VSE Corp.                                   305       13,359
        #   Waste Connections, Inc.                   2,800      119,672
            Watts Water Technologies, Inc. Class A   53,615    3,097,875
        #   Werner Enterprises, Inc.                 34,105      789,872
        #*  Wesco Aircraft Holdings, Inc.             6,228      114,097
        #*  WESCO International, Inc.                11,687      998,771
        *   Willdan Group, Inc.                       1,000        3,820
        #*  Willis Lease Finance Corp.                6,713      117,008
        *   XPO Logistics, Inc.                      12,216      246,519
                                                            ------------
        Total Industrials                                    619,614,769
                                                            ------------
        Information Technology -- (5.9%)
        *   Accelrys, Inc.                           41,733      390,204
        *   Active Network, Inc. (The)                5,247       75,767
            Activision Blizzard, Inc.               982,162   16,343,176
        *   Acxiom Corp.                              7,769      258,164
        *   Advanced Energy Industries, Inc.         47,985    1,001,927
        *   Agilysys, Inc.                           16,899      198,563
        *   Alpha & Omega Semiconductor, Ltd.           419        3,084
        *   Amtech Systems, Inc.                      8,571       68,568
        #*  ANADIGICS, Inc.                          33,721       68,116
        *   Anaren, Inc.                              9,602      239,858
        #   AOL, Inc.                               105,592    3,826,654
        *   ARRIS Group, Inc.                       140,787    2,514,456
        *   Arrow Electronics, Inc.                 182,170    8,747,803
            Astro-Med, Inc.                           6,285       79,694
        *   ATMI, Inc.                               31,034      848,470
        *   Aviat Networks, Inc.                     44,931       92,558
            Avnet, Inc.                             139,400    5,534,180
            AVX Corp.                               172,540    2,286,155
        #   Aware, Inc.                              14,326       74,925
        *   Axcelis Technologies, Inc.               17,951       38,954
        *   AXT, Inc.                                20,506       46,344
        #*  Bankrate, Inc.                            4,453       74,989
            Bel Fuse, Inc. Class A                    4,174       86,068
            Bel Fuse, Inc. Class B                   18,286      384,737
        *   Benchmark Electronics, Inc.              93,903    2,134,415
            Black Box Corp.                          26,448      662,258
        #*  Blucora, Inc.                            81,156    1,917,716

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES     VALUE+
                                                      --------- -----------
    Information Technology -- (Continued)
    *   Brocade Communications Systems, Inc.            461,513 $ 3,701,334
        Brooks Automation, Inc.                          50,847     490,165
    #*  Bsquare Corp.                                     4,065      13,089
    #*  BTU International, Inc.                           1,600       5,296
    #*  CACI International, Inc. Class A                 24,830   1,787,263
    *   Calix, Inc.                                      16,027     162,995
    *   Cascade Microtech, Inc.                          24,071     246,487
    *   Ceva, Inc.                                        3,580      51,301
    *   Checkpoint Systems, Inc.                         27,235     463,540
    *   CIBER, Inc.                                      85,855     279,029
        Cohu, Inc.                                       40,815     390,191
        Communications Systems, Inc.                     12,612     143,903
        Computer Sciences Corp.                         205,559  10,125,836
        Comtech Telecommunications Corp.                 15,569     467,381
        Concurrent Computer Corp.                        13,740     101,264
        Convergys Corp.                                 197,364   3,895,965
    *   CoreLogic, Inc.                                  96,545   3,212,052
        Corning, Inc.                                 1,201,485  20,533,379
    #*  Cray, Inc.                                       12,866     287,684
        CSP, Inc.                                         2,414      18,250
    #   CTS Corp.                                        66,936   1,246,348
    *   CyberOptics Corp.                                 9,134      46,309
    *   Datalink Corp.                                    1,412      14,501
    *   Dataram Corp.                                     1,257       3,067
    *   Digi International, Inc.                         31,089     313,377
    *   Digital River, Inc.                              22,145     395,067
    *   Diodes, Inc.                                      4,709     114,052
    *   DSP Group, Inc.                                  46,713     348,012
    *   Dynamics Research Corp.                          16,772     124,113
        EarthLink, Inc.                                  83,735     423,699
    *   EchoStar Corp. Class A                           23,551   1,129,506
    *   Edgewater Technology, Inc.                       13,603      93,181
        Electro Rent Corp.                               40,561     735,777
        Electro Scientific Industries, Inc.              36,298     434,850
    *   Electronics for Imaging, Inc.                    58,110   1,993,754
    #*  Emcore Corp.                                        744       3,966
    *   Emulex Corp.                                     52,269     393,586
    #*  Entropic Communications, Inc.                     3,600      15,408
        EPIQ Systems, Inc.                               23,453     350,857
        ePlus, Inc.                                       8,745     475,378
    *   Euronet Worldwide, Inc.                          23,278   1,010,265
    *   Exar Corp.                                       51,341     591,962
    *   Fabrinet                                          4,055      67,881
    *   Fairchild Semiconductor International, Inc.     118,008   1,495,161
        Fidelity National Information Services, Inc.    151,857   7,403,029
    *   Finisar Corp.                                    61,526   1,415,713
    #*  First Solar, Inc.                                28,266   1,420,932
    *   FormFactor, Inc.                                 30,568     159,565
        Frequency Electronics, Inc.                      16,953     188,348
    *   Globecomm Systems, Inc.                          26,554     372,553
    *   GSE Systems, Inc.                                17,638      29,985
    *   GSI Technology, Inc.                              9,236      64,837

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   SHARES    VALUE+
                                                   ------- -----------
          Information Technology -- (Continued)
              Hackett Group, Inc. (The)             53,321 $   379,646
          *   Harmonic, Inc.                        35,712     261,055
              Hewlett-Packard Co.                  337,265   8,219,148
          *   Hutchinson Technology, Inc.           22,425      83,421
              IAC/InterActiveCorp                  125,298   6,689,660
          *   ID Systems, Inc.                      17,291      89,913
          *   Identive Group, Inc.                  10,175       6,511
          *   Imation Corp.                         28,996     134,831
          *   Ingram Micro, Inc. Class A           277,679   6,433,822
          *   Insight Enterprises, Inc.             42,100     887,047
          *   Integrated Device Technology, Inc.   177,893   1,892,782
          *   Integrated Silicon Solution, Inc.     42,178     454,679
          *   Internap Network Services Corp.       32,386     235,446
          *   International Rectifier Corp.         79,000   2,057,160
          *   Interphase Corp.                       2,999      12,206
              Intersil Corp. Class A               119,798   1,336,946
          #*  Intevac, Inc.                          7,954      40,565
          *   IntraLinks Holdings, Inc.              3,070      31,897
          *   IntriCon Corp.                         2,835      12,559
          #*  Itron, Inc.                           33,397   1,425,050
              IXYS Corp.                             3,055      35,530
          *   Juniper Networks, Inc.               138,384   2,579,478
          #*  Kemet Corp.                            2,700      15,309
          *   Key Tronic Corp.                      17,623     191,210
          *   Kulicke & Soffa Industries, Inc.      71,688     924,775
          *   KVH Industries, Inc.                  35,149     482,947
          *   Lattice Semiconductor Corp.          108,469     556,446
          #   Leidos Holdings, Inc.                 10,850     510,926
              Lexmark International, Inc. Class A   33,976   1,207,847
          *   Limelight Networks, Inc.              18,463      35,449
          *   LTX-Credence Corp.                    20,165     123,611
          #   ManTech International Corp. Class A   12,385     346,037
              Marchex, Inc. Class B                 32,883     293,316
              Marvell Technology Group, Ltd.        38,293     459,516
          #*  Maxwell Technologies, Inc.             2,521      18,907
          #*  Measurement Specialties, Inc.            251      13,988
              Mentor Graphics Corp.                 35,620     786,490
          #*  Mercury Systems, Inc.                    339       3,126
              Methode Electronics, Inc.             79,272   2,027,778
          *   Micron Technology, Inc.              758,908  13,417,493
              MKS Instruments, Inc.                 61,200   1,813,968
          #*  ModusLink Global Solutions, Inc.      68,955     284,095
              Molex, Inc.                           14,869     573,943
          #*  Nanometrics, Inc.                     13,265     246,464
          *   NCI, Inc. Class A                        686       3,910
          *   NETGEAR, Inc.                            428      12,309
          *   Newport Corp.                         64,756   1,027,678
          *   Novatel Wireless, Inc.                22,113      67,776
          *   Official Payments Holdings, Inc.       2,151      17,939
          #*  OmniVision Technologies, Inc.         37,132     520,219
          *   Oplink Communications, Inc.           38,456     701,822
              Optical Cable Corp.                   10,793      43,064

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES    VALUE+
                                                      ------- ----------
        Information Technology -- (Continued)
        *   PAR Technology Corp.                       22,705 $  126,240
            Park Electrochemical Corp.                  1,642     46,058
            PC Connection, Inc.                        39,267    784,947
            PC-Tel, Inc.                               33,870    311,943
        *   PCM, Inc.                                  10,471    110,155
            Perceptron, Inc.                            8,428    117,908
        *   Performance Technologies, Inc.             24,790     76,849
        *   Pericom Semiconductor Corp.                37,284    301,255
        #*  Photronics, Inc.                           79,712    669,581
        *   Planar Systems, Inc.                        3,449      7,208
        *   Plexus Corp.                                8,982    343,831
        *   PMC - Sierra, Inc.                        102,988    604,540
        *   Polycom, Inc.                              36,977    384,561
        *   Qualstar Corp.                             12,400     16,244
        *   Qumu Corp.                                    800     11,984
        *   Radisys Corp.                               9,762     29,481
        *   Rambus, Inc.                                1,069      9,343
        *   RealNetworks, Inc.                         30,402    233,183
        #*  Reis, Inc.                                 13,511    243,063
            RF Industries, Ltd.                         2,823     25,943
            Richardson Electronics, Ltd.               24,525    282,528
        *   Rofin-Sinar Technologies, Inc.              4,978    130,672
        *   Rogers Corp.                                7,543    459,821
        *   Rosetta Stone, Inc.                         1,466     22,254
        *   Rovi Corp.                                 19,000    318,440
        #*  Rudolph Technologies, Inc.                 45,996    487,558
            SanDisk Corp.                              13,097    910,241
        *   Sanmina Corp.                              39,846    580,158
        *   ScanSource, Inc.                           14,745    567,093
        #   Science Applications International Corp.    6,199    218,515
        *   Seachange International, Inc.              39,044    554,034
        *   ShoreTel, Inc.                              3,200     25,440
        *   Sigma Designs, Inc.                        11,784     64,105
        #*  Smith Micro Software, Inc.                    500        405
        *   SMTC Corp.                                  1,200      2,340
        #*  Sonus Networks, Inc.                       33,110     99,330
        #*  Spansion, Inc. Class A                     21,173    253,441
        #*  Speed Commerce, Inc.                          336      1,233
        *   SS&C Technologies Holdings, Inc.           25,793  1,013,665
        *   StarTek, Inc.                              27,060    169,396
        #*  STR Holdings, Inc.                          1,100      2,189
        #*  SunEdison, Inc.                           154,224  1,434,283
        #*  SunPower Corp.                             18,322    553,141
        *   Super Micro Computer, Inc.                  5,886     81,933
            Supertex, Inc.                              9,913    252,881
        *   support.com, Inc.                          25,400    113,284
        *   Sykes Enterprises, Inc.                    20,292    379,866
        *   Symmetricom, Inc.                          87,926    630,429
        *   SYNNEX Corp.                               55,900  3,426,670
        *   Tech Data Corp.                            82,952  4,318,481
        #*  TeleCommunication Systems, Inc. Class A    54,047    123,227
        *   Telenav, Inc.                               9,865     71,521

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                   SHARES      VALUE+
                                                  --------- ------------
        Information Technology -- (Continued)
            Tellabs, Inc.                           232,891 $    568,254
        #*  Teradyne, Inc.                           26,789      468,540
        #   Tessco Technologies, Inc.                 8,689      307,851
            Tessera Technologies, Inc.               48,635      925,038
        *   TheStreet, Inc.                          35,273       82,892
        *   TriQuint Semiconductor, Inc.             59,493      471,779
            TSR, Inc.                                   550        1,865
        *   TTM Technologies, Inc.                   62,635      548,056
            United Online, Inc.                     124,466    1,075,386
        #*  Veeco Instruments, Inc.                  15,978      466,717
        *   Viasystems Group, Inc.                   11,376      170,640
        *   Vicon Industries, Inc.                    5,787       17,072
        *   Video Display Corp.                         600        2,172
        *   Virtusa Corp.                            30,064      934,389
        #*  Vishay Intertechnology, Inc.            228,349    2,801,842
        *   Vishay Precision Group, Inc.             24,277      398,143
        *   Westell Technologies, Inc. Class A       16,329       58,621
            Western Digital Corp.                   212,781   14,815,941
            Xerox Corp.                           1,188,277   11,811,473
        *   XO Group, Inc.                            6,284       87,222
            Xyratex, Ltd.                            28,153      279,841
        *   Yahoo!, Inc.                          1,048,770   34,535,996
        #*  Zygo Corp.                               18,732      289,222
        #*  Zynga, Inc. Class A                     170,882      613,466
                                                            ------------
        Total Information Technology                         271,012,265
                                                            ------------
        Materials -- (3.1%)
            A Schulman, Inc.                         32,960    1,091,635
        #   Alcoa, Inc.                             888,828    8,239,435
        #   Allegheny Technologies, Inc.             22,777      753,919
        #*  AM Castle & Co.                          36,370      520,455
        *   American Pacific Corp.                    7,647      348,091
            Ashland, Inc.                           112,560   10,417,428
            Axiall Corp.                             26,423    1,027,590
        #   Bemis Co., Inc.                          24,092      961,271
            Cabot Corp.                              46,280    2,157,111
        #*  Century Aluminum Co.                     15,822      137,335
        *   Chemtura Corp.                           49,368    1,209,516
        *   Clearwater Paper Corp.                   16,822      878,445
        #   Cliffs Natural Resources, Inc.           35,738      917,752
        *   Coeur Mining Inc                        128,160    1,564,834
            Commercial Metals Co.                    85,208    1,564,419
        *   Continental Materials Corp.                 100        1,749
        *   Core Molding Technologies, Inc.          11,847      127,948
            Cytec Industries, Inc.                   64,700    5,375,923
            Domtar Corp.                             30,917    2,618,979
            Dow Chemical Co. (The)                   14,000      552,580
        *   Ferro Corp.                              42,247      542,029
            Freeport-McMoRan Copper & Gold, Inc.     96,952    3,563,955
            Friedman Industries, Inc.                16,110      159,811
            FutureFuel Corp.                          6,104      106,271
        *   Graphic Packaging Holding Co.           154,000    1,293,600

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES     VALUE+
                                                          ------- ------------
  Materials -- (Continued)
              Greif, Inc. Class A                           4,885 $    261,299
  #*          Headwaters, Inc.                             23,663      206,578
  #           Hecla Mining Co.                            203,366      634,502
  #*          Horsehead Holding Corp.                      49,015      711,208
              Huntsman Corp.                               50,242    1,166,619
              International Paper Co.                     493,615   22,020,165
  #           Kaiser Aluminum Corp.                        27,181    1,833,358
              KapStone Paper and Packaging Corp.           40,492    2,103,964
  *           Kraton Performance Polymers, Inc.             5,435      115,602
              Kronos Worldwide, Inc.                        4,331       67,174
  *           Landec Corp.                                 37,056      433,926
  *           Louisiana-Pacific Corp.                     173,457    2,950,504
              LyondellBasell Industries NV Class A         71,793    5,355,758
              Materion Corp.                               18,497      551,396
              MeadWestvaco Corp.                          188,451    6,567,517
  #*          Mercer International, Inc.                   21,725      173,800
              Minerals Technologies, Inc.                  34,280    1,941,276
              Myers Industries, Inc.                       64,720    1,153,310
              Neenah Paper, Inc.                            7,684      316,120
  *           Northern Technologies International Corp.     3,035       51,625
  #           Nucor Corp.                                  83,945    4,345,833
  #           Olin Corp.                                   62,261    1,401,495
  #           Olympic Steel, Inc.                           9,986      273,317
  *           OM Group, Inc.                               42,299    1,438,166
  *           Penford Corp.                                26,122      355,259
              PH Glatfelter Co.                            50,600    1,325,720
              PolyOne Corp.                                 8,983      272,185
              Reliance Steel & Aluminum Co.                93,801    6,874,675
  *           Resolute Forest Products, Inc.                1,817       29,054
              Rock Tenn Co. Class A                        26,305    2,814,898
  *           RTI International Metals, Inc.               50,032    1,696,085
  #           Schnitzer Steel Industries, Inc. Class A     14,397      418,089
              Sealed Air Corp.                             46,499    1,403,340
              Sensient Technologies Corp.                  38,101    1,986,205
              Steel Dynamics, Inc.                         94,919    1,705,694
  *           Stillwater Mining Co.                        59,549      649,680
  *           SunCoke Energy, Inc.                         62,210    1,244,200
              Synalloy Corp.                                5,144       82,767
  #*          Texas Industries, Inc.                       33,762    1,813,019
  #           Tredegar Corp.                               40,177    1,173,972
              Tronox, Ltd. Class A                          1,600       36,944
  #*          Universal Stainless & Alloy Products, Inc.    9,093      293,886
              Vulcan Materials Co.                         58,246    3,119,073
              Wausau Paper Corp.                           14,684      171,803
              Westlake Chemical Corp.                      79,076    8,494,344
              Worthington Industries, Inc.                 47,320    1,918,353
  *           Zoltek Cos., Inc.                            34,022      568,167
                                                                  ------------
  Total Materials                                                  140,654,005
                                                                  ------------
  Other -- (0.0%)
  (degrees)*  Gerber Scientific, Inc. Escrow Shares        47,409           --
  (degrees)*  Petrocorp, Inc. Escrow Shares                   900           54

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                   SHARES       VALUE+
                                                                 ---------- --------------
Other -- (Continued)
(degrees)*   Price Communications Liquidation Trust                  47,738 $           --
                                                                            --------------
Total Other                                                                             54
                                                                            --------------
Real Estate Investment Trusts -- (0.0%)
             Geo Group, Inc. (The)                                    6,663        235,004
                                                                            --------------
Telecommunication Services -- (4.6%)
             AT&T, Inc.                                           4,065,906    147,185,797
             Atlantic Tele-Network, Inc.                                 84          4,655
*            Cbeyond, Inc.                                           11,274         72,605
#            CenturyLink, Inc.                                      510,163     17,274,119
#            Frontier Communications Corp.                          696,949      3,073,545
*            General Communication, Inc. Class A                     44,167        420,028
*            Iridium Communications, Inc.                            14,800         89,244
*            Leap Wireless International, Inc.                        8,393        135,128
             Lumos Networks Corp.                                       500         11,005
#*           ORBCOMM, Inc.                                           44,499        268,329
*            Premiere Global Services, Inc.                           2,000         18,020
             Shenandoah Telecommunications Co.                        3,026         83,911
#*           Sprint Corp.                                           824,326      5,547,714
             T-Mobile US, Inc.                                      113,786      3,155,286
             Telephone & Data Systems, Inc.                         154,629      4,821,332
             United States Cellular Corp.                            33,568      1,624,691
             USA Mobility, Inc.                                      12,522        186,828
             Verizon Communications, Inc.                           547,535     27,655,993
*            Vonage Holdings Corp.                                   85,934        320,534
                                                                            --------------
Total Telecommunication Services                                               211,948,764
                                                                            --------------
Utilities -- (0.3%)
*            Calpine Corp.                                           62,921      1,269,117
#            Consolidated Water Co., Ltd.                             6,656        100,106
*            Genie Energy, Ltd. Class B                               5,000         51,650
             NRG Energy, Inc.                                       367,799     10,493,305
#            Ormat Technologies, Inc.                                20,134        524,893
#            SJW Corp.                                                6,569        185,443
             UGI Corp.                                               52,659      2,178,503
                                                                            --------------
Total Utilities                                                                 14,803,017
                                                                            --------------
TOTAL COMMON STOCKS                                                          4,366,367,749
                                                                            --------------
RIGHTS/WARRANTS -- (0.0%)
(degrees)*   CVR Energy, Inc. Contingent Value Rights                44,674             --
(degrees)#*  Magnum Hunter Resources Corp. Warrants 04/15/16          8,219             --
                                                                            --------------
TOTAL RIGHTS/WARRANTS                                                                   --
                                                                            --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
             State Street Institutional Liquid Reserves, 0.073%  22,324,026     22,324,026
                                                                            --------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
 SECURITIES LENDING COLLATERAL -- (3.9%)
 (S)@ DFA Short Term Investment Fund                  15,381,037 $  177,958,599
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $2,775,925,201)             $4,566,650,374
                                                                 ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the

         Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of Ethics is filed herewith.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

    (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: January 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: January 2, 2014

By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: January 2, 2014